UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:   811-22311

Schwab Strategic Trust

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(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California  94105

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(Address of principal executive offices) (Zip code)

Jonathan de St. Paer

Schwab Strategic Trust

211 Main Street, San Francisco, California  94105

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(Name and address of agent for service)

Registrant’s telephone number, including area code:  (415) 636-7000

Date of fiscal year end: August 31

Date of reporting period:  February 29, 2020

Item 1: Report(s) to Shareholders.

Semiannual Report  |  February 29, 2020
Schwab International Equity ETFs

Schwab International Equity ETF	SCHF
Schwab International Small-Cap Equity ETF	SCHC
Schwab Emerging Markets Equity ETF	SCHE

New Notice Regarding Shareholder Report Delivery Options
Beginning on January 1, 2021, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a bank or broker-dealer). Instead, the reports will be made available on a fund’s website www.schwabfunds.com/schwabetfs_prospectus, and you will be notified by mail each time a report is posted and the mailing will provide a website link to access the report. You will continue to receive other fund regulatory documents (such as prospectuses or supplements) in paper unless you have elected to receive all fund documents electronically.
If you would like to receive a fund’s future shareholder reports in paper free of charge after January 1, 2021, you can make that request:
• If you invest through Charles Schwab & Co, Inc. (broker-dealer), by calling 1-866-345-5954 and using the unique identifier attached to this mailing; or
• If you invest through another financial intermediary (such as a bank or broker-dealer) by contacting them directly.
If you already receive shareholder reports and other fund documents electronically, you will not be affected by this change and you need not take any action.

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
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Schwab International Equity ETFs  |  Semiannual Report

Schwab International Equity ETFs
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.
Total Returns for the 6 Months Ended February 29, 2020
Schwab International Equity ETF (Ticker Symbol: SCHF)
Market Price Return[1]	0.20%
NAV Return[1]	-0.51%
FTSE Developed ex US Index (Net)*	-0.52%
ETF Category: Morningstar Foreign Large Blend[2]	0.08%
Performance Details	pages 7-8

Schwab International Small-Cap Equity ETF (Ticker Symbol: SCHC)
Market Price Return[1]	-0.23%
NAV Return[1]	-0.70%
FTSE Developed Small Cap ex US Liquid Index (Net)*	-0.74%
ETF Category: Morningstar Foreign Small/Mid Blend[2]	-0.06%
Performance Details	pages 9-10

Schwab Emerging Markets Equity ETF (Ticker Symbol: SCHE)
Market Price Return[1]	2.51%
NAV Return[1]	2.46%
FTSE Emerging Index (Net)*	2.52%
ETF Category: Morningstar Diversified Emerging Markets[2]	1.88%
Performance Details	pages 11-12
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the Schwab International Equity ETFs under license. The Schwab International Equity ETFs are not sponsored, endorsed, sold or promoted by FTSE nor LSEG and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the funds. Fees payable under the license are paid by the investment adviser.
*	The total return cited for the index is calculated net of foreign withholding taxes; the underlying tax rate information is available from FTSE.
[1]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
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Schwab International Equity ETFs  |  Semiannual Report

Schwab International Equity ETFs
From the President

Jonathan de St. Paer
President of Charles Schwab
Investment Management, Inc.
and the funds covered
in this report.
Dear Shareholder,
The six-month reporting period ended February 29, 2020, ushered in a time of uncertainty that most Americans haven’t seen in their lifetimes. Up until the last week of February, U.S. stock market performance was strong, with the longest bull market cycle in history continuing and major equity indices hitting new highs. But then, COVID-19—whose effects had seemed mainly confined to China—began to spread quickly around the world, affecting millions of people and sending stock markets reeling. As February 2020 drew to a close, U.S. stocks experienced their worst week since the 2008 financial crisis. In this period, the S&P 500® Index, a bellwether for the overall U.S. stock market, dropped more than 10% in six days and global markets saw similar sell-offs. For the six-month reporting period ended February 29, 2020, the S&P 500® Index returned 1.9%, erasing double-digit gains from earlier in the period. The MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returned -0.9% over the same period.
We can’t know what the full human impact of the COVID-19 outbreak will be or how long the economic impact will last. The sudden health crisis and U.S. market decline have understandably rattled investors, leading many to seek the perceived safety of asset classes such as cash. Market volatility and declines can be difficult to withstand, and can engender strong emotional reactions, such as selling out of fear or staying on the sidelines. In the longer-term, this can often make the investing outcomes worse. At times like these it’s important to remember that all market cycles, no matter how long—and whether up or down—ultimately come to an end.
At Charles Schwab Investment Management, we are committed to serving our clients through this challenging time. We believe that maintaining a long-term investing plan and a portfolio with exposure to a mix of asset classes that perform differently over time is one of the best ways to weather the inevitable ups and downs that come with investing. While market volatility and uncertainty can be unsettling, we believe that having a diversified portfolio and investing plan to rely on can make it easier for investors to achieve their long-term goals, even during difficult times like these.
Thank you for investing with Charles Schwab Investment Management. For more information about the Schwab International Equity ETFs, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ At Charles Schwab Investment Management, we are committed to serving our clients through this challenging time.”
Past performance cannot guarantee future results.
Diversification and asset allocation strategies do not ensure a profit and cannot protect against losses in a declining market.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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Schwab International Equity ETFs  |  Semiannual Report

Schwab International Equity ETFs
The Investment Environment

Up until the final week of the six-month reporting period ended February 29, 2020, international equity markets were mostly lower as economic momentum continued to slow, dampened by uncertainties from several fronts, including trade, inflation, and geopolitical concerns. In the final week of the reporting period, however, the expanding COVID-19 outbreak sent ripples through every corner of the global economy, driving a global selloff that sent major market indices into bear-market territory resulting in the fastest stock market correction (commonly defined as a decline of 10% or more) in the U.S. on record, more than erasing 2020’s strong gains. For the reporting period, the MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returned -0.91%, while the MSCI Emerging Markets Index (Net)* returned 2.93%. For comparison, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 1.92% for the reporting period.
Steady, albeit slowing, economic growth, accommodative monetary policy, and robust consumer spending helped propel U.S. stock markets to new highs in mid-February. The U.S. economy, despite escalating trade tensions with China over much of the reporting period, maintained steady growth in its record eleventh year of expansion, albeit at a slowing pace. In December, an announced partial trade resolution between the U.S. and China helped ease market tensions. U.S. gross domestic product (GDP) grew at an annual rate of 2.1% in the third and fourth quarters of 2019, up from 2.0% in the second quarter. Unemployment remained low, ending the period close to its lowest rate in 50 years. Consumer confidence remained solid for most of the reporting period. Inflation crept slightly higher over the reporting period.
Outside the U.S., conditions continued to soften, dampened by slowing economic output, slumping world trade, geopolitical concerns, and, particularly towards the end of the reporting period, the COVID-19 outbreak. Oil prices struggled for much of the period amid rising U.S. crude production, falling steeply to the lowest price in more than a year by the end of the reporting period. In the eurozone, growth slowed, subdued by strikes in France that dampened manufacturing output and political unrest in Italy, among other things. In January, Brexit occurred with the formal departure of the United Kingdom from the European Union, although many uncertainties remain. Amid the economic and political turmoil leading up to its departure, the United Kingdom’s growth was volatile with GDP growing in the third quarter of 2019 after shrinking in the second quarter. United Kingdom GDP was flat in the fourth quarter of 2019.
Asset Class Performance Comparison % returns during the 6 months ended February 29, 2020

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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Schwab International Equity ETFs  |  Semiannual Report

Schwab International Equity ETFs
The Investment Environment (continued)

Japan’s economy shrank over the reporting period, particularly during the final quarter of 2019 as a sales tax increase took effect and business spending tumbled. Several Asian economies, including emerging market countries such as China and India, slowed but still outpaced many developed economies. China’s economy slowed amid trade pressure from the U.S. and sluggish demand from home and abroad, while India’s economy was dampened primarily as a result of a fall in factory output and exports and a slowdown in investment.
In response to the economic environment, to bolster growth, and to help ensure stability given ongoing trade tensions, a number of central banks reduced their policy rates, including the U.S. Federal Reserve (Fed), while others maintained low—and for some international central banks, negative—interest rates. In the U.S., amid growing signs of global economic weakness that threatened to dampen U.S. economic growth, along with continued low inflation and weakness in manufacturing—and following one 0.25% interest rate cut in July—the Fed enacted two interest rate cuts during the period—in September and October. The federal funds rate ended the reporting period in a range of 1.50% to 1.75%. The European Central Bank held interest rates steady, unchanged since March 2016. The Bank of Japan upheld its short-term interest rate target of –0.1%, also unchanged since 2016. The Bank of England maintained its key official bank rate at 0.75%, where it has remained since August 2018. Central banks in key emerging market economies—including China, India, Mexico, and Thailand—lowered their policy rates in response to inflation and trade-related pressures. The changing interest rate landscape particularly towards the end of the period, resulted in significant currency volatility and, as a result, the U.S. dollar suffered.
COVID-19, first reported in China at the end of December and rapidly spreading to other countries by February, took a dramatic toll on global markets, disrupting supply chains, lowering earnings expectations, and spooking investors. Over the course of the final six trading days of the reporting period, the S&P 500® Index fell over 10% from its peak, wiping out trillions in market value. The market drop was broadly felt. Fed Chairman Jerome Powell signaled that the Fed was prepared to cut interest rates to help protect the economy from the widening global slowdown. (Following the end of the reporting period, at the beginning of March, the Fed cut the federal funds rate by 0.50%. In mid-March, the Fed lowered the federal funds rate again, cutting it by 1.00% to a range of 0.00% to 0.25%.)
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Schwab International Equity ETFs  |  Semiannual Report

Schwab International Equity ETFs
Fund Management

Christopher Bliss, CFA, Vice President and Head of Passive Equity Strategies, leads the portfolio management team for Schwab’s passive equity mutual funds and ETFs. He also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays Global Investors) managing and leading institutional index teams, most recently as a managing director and head of the Americas institutional index team. Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Chuck Craig, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2012, Mr. Craig worked at Guggenheim Funds (formerly Claymore Group), where he spent more than five years as a managing director of portfolio management and supervision, and three years as vice president of product research and development. Prior to that, he worked as an equity research analyst at First Trust Portfolios (formerly Niké Securities), and a trader and analyst at PMA Securities, Inc.

Jane Qin, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2012, Ms. Qin spent more than four years at The Bank of New York Mellon Corporation. During that time, Ms. Qin spent more than two years as an associate equity portfolio manager and nearly two years as a performance analyst. She also worked at Wells Fargo Funds Management as a mutual fund analyst and at CIGNA Reinsurance in the risk management group as a risk analyst.

David Rios, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to this role, Mr. Rios was an associate portfolio manager on the Schwab equity index strategies team for four years. His first role with CSIM was as a trade operations specialist. Prior to joining CSIM in 2008, Mr. Rios was a senior fund accountant at Investors Bank & Trust (subsequently acquired by State Street Corporation).
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Schwab International Equity ETFs  |  Semiannual Report

Schwab International Equity ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab International Equity ETF (11/3/09)
Market Price Return[2]	0.20%	0.20%	2.40%	4.77%
NAV Return[2]	-0.51%	-0.61%	2.21%	4.74%
FTSE Developed ex US Index (Net)[3]	-0.52%	-0.78%	2.13%	4.75%
ETF Category: Morningstar Foreign Large Blend[4]	0.08%	-0.14%	1.96%	4.53%
Fund Expense Ratio[5]: 0.06%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the fund under license. The Schwab International Equity ETF is not sponsored, endorsed, sold or promoted by FTSE nor LSEG and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the fund. Fees payable under the license are paid by the investment adviser.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	The total return cited for the index is calculated net of foreign withholding taxes; the underlying tax rate information is available from FTSE.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[5]	As stated in the prospectus.
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Schwab International Equity ETFs  |  Semiannual Report

Schwab International Equity ETF
Performance and Fund Facts as of February 29, 2020

Statistics1
Number of Holdings	1,486
Weighted Average Market Cap (millions)	$58,485
Price/Earnings Ratio (P/E)	15.0
Price/Book Ratio (P/B)	1.4
Portfolio Turnover Rate	3%[2,3]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets4
Country Weightings % of Investments5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab International Equity ETFs  |  Semiannual Report

Schwab International Small-Cap Equity ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab International Small-Cap Equity ETF (1/14/10)
Market Price Return[2]	-0.23%	-3.23%	2.43%	5.41%
NAV Return[2]	-0.70%	-4.01%	2.33%	5.44%
FTSE Developed Small Cap ex US Liquid Index (Net)[3]	-0.74%	-4.14%	2.22%	5.49%
ETF Category: Morningstar Foreign Small/Mid Blend[4]	-0.06%	-2.50%	2.99%	6.28%
Fund Expense Ratio[5]: 0.11%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Small-company stocks may be subject to greater volatility than many other asset classes.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the fund under license. The Schwab International Small-Cap Equity ETF is not sponsored, endorsed, sold or promoted by FTSE nor LSEG and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the fund. Fees payable under the license are paid by the investment adviser.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	The total return cited for the index is calculated net of foreign withholding taxes; the underlying tax rate information is available from FTSE.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[5]	As stated in the prospectus. Effective February 25, 2020, the management fee was reduced to 0.11%. For more information, see financial note 4 or refer to the prospectus supplement dated February 25, 2020.
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Schwab International Equity ETFs  |  Semiannual Report

Schwab International Small-Cap Equity ETF
Performance and Fund Facts as of February 29, 2020

Statistics1
Number of Holdings	2,126
Weighted Average Market Cap (millions)	$2,341
Price/Earnings Ratio (P/E)	13.7
Price/Book Ratio (P/B)	1.3
Portfolio Turnover Rate	9%[2,3]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets4
Country Weightings % of Investments5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab International Equity ETFs  |  Semiannual Report

Schwab Emerging Markets Equity ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Emerging Markets Equity ETF (1/14/10)
Market Price Return[2]	2.51%	0.08%	2.52%	3.01%
NAV Return[2]	2.46%	-0.05%	2.65%	3.13%
FTSE Emerging Index (Net)[3]	2.52%	0.04%	2.76%	3.35%
ETF Category: Morningstar Diversified Emerging Markets[4]	1.88%	-0.49%	2.33%	3.26%
Fund Expense Ratio[5]: 0.11%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Emerging markets involve heightened risks related to the same factors as international investing, as well as increased volatility and lower trading volume.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the fund under license. The Schwab Emerging Markets Equity ETF is not sponsored, endorsed, sold or promoted by FTSE nor LSEG and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the fund. Fees payable under the license are paid by the investment adviser.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	The total return cited for the index is calculated net of foreign withholding taxes; the underlying tax rate information is available from FTSE.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[5]	As stated in the prospectus. Effective February 25, 2020, the management fee was reduced to 0.11%. For more information, see financial note 4 or refer to the prospectus supplement dated February 25, 2020.
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Schwab International Equity ETFs  |  Semiannual Report

Schwab Emerging Markets Equity ETF
Performance and Fund Facts as of February 29, 2020

Statistics1
Number of Holdings	1,317
Weighted Average Market Cap (millions)	$120,708
Price/Earnings Ratio (P/E)	13.6
Price/Book Ratio (P/B)	1.9
Portfolio Turnover Rate	9%[2,3]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets4
Country Weightings % of Investments5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab International Equity ETFs  |  Semiannual Report

Schwab International Equity ETFs
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning September 1, 2019 and held through February 29, 2020.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 9/1/19	Ending Account Value (Net of Expenses) at 2/29/20	Expenses Paid During Period 9/1/19-2/29/20[2]
Schwab International Equity ETF
Actual Return	0.06%	$1,000.00	$994.90	$0.30
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.60	$0.30
Schwab International Small-Cap Equity ETF[3]
Actual Return	0.12%	$1,000.00	$993.00	$0.59
Hypothetical 5% Return	0.12%	$1,000.00	$1,024.30	$0.60
Schwab Emerging Markets Equity ETF[3]
Actual Return	0.13%	$1,000.00	$1,024.60	$0.65
Hypothetical 5% Return	0.13%	$1,000.00	$1,024.25	$0.65

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by 366 days of the fiscal year.
[3]	Effective February 25, 2020, the management fee for the Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF was reduced to 0.11%. If the fund expense changes had been in place throughout the entire most recent fiscal half-year the expenses paid during period under the actual return and hypothetical 5% return example would have been the following; For Schwab International Small-Cap Equity ETF, $0.55 and $0.55, respectively, for Schwab Emerging Markets Equity ETF, $0.55 and $0.55, respectively. (See financial note 4)
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Schwab International Equity ETFs  |  Semiannual Report

Schwab International Equity ETF
Financial Statements
Financial Highlights
	9/1/19– 2/29/20*	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16	9/1/14– 8/31/15
Per-Share Data
Net asset value at beginning of period	$30.82	$33.25	$32.51	$28.32	$28.55	$32.37
Income (loss) from investment operations:
Net investment income (loss)[1]	0.31	1.00	0.98	0.88	0.84	0.87
Net realized and unrealized gains (losses)	(0.41)	(2.30)	0.56	4.02	(0.45)	(3.85)
Total from investment operations	(0.10)	(1.30)	1.54	4.90	0.39	(2.98)
Less distributions:
Distributions from net investment income	(0.73)	(1.13)	(0.80)	(0.71)	(0.62)	(0.84)
Net asset value at end of period	$29.99	$30.82	$33.25	$32.51	$28.32	$28.55
Total return	(0.51%)[2]	(3.79%)	4.70%	17.76%	1.47%	(9.27%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06%[3]	0.06%	0.06%	0.06%[4]	0.08%	0.08%
Net investment income (loss)	1.92%[3]	3.22%	2.91%	2.95%	3.06%	2.86%
Portfolio turnover rate[5]	3%[2]	8%	5%	5%	5%	4%
Net assets, end of period (x 1,000)	$19,040,731	$18,138,537	$16,294,052	$11,413,011	$6,168,595	$4,042,603

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective October 7, 2016 and March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
14
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Condensed Portfolio Holdings  as of February 29, 2020 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 98.9% of net assets

Australia 6.2%
BHP Group Ltd.	3,531,765	0.4	76,510,732
Commonwealth Bank of Australia	2,121,472	0.6	111,860,226
CSL Ltd.	542,429	0.6	108,220,774
Westpac Banking Corp.	4,272,535	0.4	65,121,498
Other Securities		4.2	819,816,656
		6.2	1,181,529,886

Austria 0.2%
Other Securities		0.2	34,450,988

Belgium 0.8%
Other Securities		0.8	146,081,941

Canada 8.0%
Brookfield Asset Management, Inc., Class A	1,088,462	0.3	65,087,976
Canadian National Railway Co.	869,002	0.4	73,664,646
Enbridge, Inc.	2,372,023	0.5	88,282,690
Royal Bank of Canada	1,727,989	0.7	128,496,936
The Bank of Nova Scotia	1,475,150	0.4	77,166,933
The Toronto-Dominion Bank	2,198,563	0.6	113,076,909
Other Securities		5.1	980,904,166
		8.0	1,526,680,256

Denmark 1.7%
Novo Nordisk A/S, B Shares	1,980,875	0.6	115,245,192
Other Securities		1.1	206,663,674
		1.7	321,908,866

Finland 1.1%
Other Securities		1.1	202,394,061

France 9.2%
Air Liquide S.A.	555,012	0.4	74,926,321
Airbus SE	661,844	0.4	78,588,950
L'Oreal S.A.	288,324	0.4	76,326,965
LVMH Moet Hennessy Louis Vuitton SE	297,836	0.6	121,326,488
Sanofi	1,298,567	0.6	119,718,630
Total S.A.	2,905,565	0.7	122,494,255
Other Securities		6.1	1,159,782,366
		9.2	1,753,163,975

Security	Number of Shares	% of Net Assets	Value ($)
Germany 6.9%
adidas AG	233,752	0.3	64,332,421
Allianz SE	501,651	0.6	107,342,273
BASF SE	1,094,959	0.3	63,842,359
Bayer AG	1,118,075	0.4	80,087,602
SAP SE	1,163,492	0.8	142,577,850
Siemens AG	906,199	0.5	92,772,582
Other Securities		4.0	774,018,595
		6.9	1,324,973,682

Hong Kong 3.4%
AIA Group Ltd.	14,554,380	0.8	143,619,228
Other Securities		2.6	508,525,006
		3.4	652,144,234

Ireland 0.2%
Other Securities		0.2	42,227,667

Israel 0.5%
Other Securities		0.5	89,720,573

Italy 2.2%
Enel S.p.A.	9,339,608	0.4	77,722,859
Other Securities		1.8	352,327,369
		2.2	430,050,228

Japan 22.2%
Keyence Corp.	215,405	0.4	68,716,322
Mitsubishi UFJ Financial Group, Inc.	14,928,728	0.4	73,616,005
SoftBank Group Corp.	1,939,970	0.5	90,159,640
Sony Corp.	1,473,701	0.5	90,322,508
Takeda Pharmaceutical Co., Ltd.	1,823,710	0.4	63,622,312
Toyota Motor Corp.	2,954,222	1.0	195,195,292
Other Securities		19.0	3,641,122,524
		22.2	4,222,754,603

Netherlands 3.3%
ASML Holding N.V.	478,791	0.7	130,482,689
Unilever N.V.	1,739,748	0.5	90,993,483
Other Securities		2.1	403,632,804
		3.3	625,108,976

New Zealand 0.3%
Other Securities		0.3	53,343,973

15
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Condensed Portfolio Holdings  as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Norway 0.5%
Other Securities		0.5	104,406,238

Poland 0.2%
Other Securities		0.2	46,280,623

Portugal 0.2%
Other Securities		0.2	31,006,788

Republic of Korea 3.8%
Samsung Electronics Co., Ltd.	5,624,573	1.3	251,010,174
Other Securities		2.5	465,573,147
		3.8	716,583,321

Singapore 1.2%
Other Securities		1.2	220,708,412

Spain 2.4%
Banco Santander S.A.	19,666,404	0.4	71,871,699
Iberdrola S.A.	7,181,906	0.4	81,414,089
Other Securities		1.6	311,886,728
		2.4	465,172,516

Sweden 2.4%
Other Securities		2.4	451,201,378

Switzerland 8.2%
Nestle S.A.	3,473,359	1.9	354,709,992
Novartis AG	2,534,525	1.1	212,748,754
Roche Holding AG	834,401	1.4	266,970,391
Zurich Insurance Group AG	174,176	0.4	66,740,925
Other Securities		3.4	655,528,231
		8.2	1,556,698,293

United Kingdom 13.8%
AstraZeneca plc	1,577,019	0.7	136,853,409
BP plc	23,932,786	0.6	121,100,537
British American Tobacco plc	2,743,380	0.6	107,313,712
Diageo plc	2,787,822	0.5	98,476,330
GlaxoSmithKline plc	5,872,218	0.6	117,174,189
HSBC Holdings plc (a)	24,311,581	0.9	162,687,713
Royal Dutch Shell plc, A Shares	5,077,464	0.6	107,749,239
Royal Dutch Shell plc, B Shares	4,484,784	0.5	95,297,958
Unilever plc	1,304,663	0.4	69,490,839
Other Securities		8.4	1,610,579,303
		13.8	2,626,723,229
Total Common Stock
(Cost $18,485,698,055)			18,825,314,707

Preferred Stock 0.7% of net assets

Germany 0.4%
Other Securities		0.4	82,572,439

Security	Number of Shares	% of Net Assets	Value ($)
Italy 0.0%
Other Securities		0.0	4,204,198

Republic of Korea 0.3%
Other Securities		0.3	46,388,098
Total Preferred Stock
(Cost $127,436,079)			133,164,735

Rights 0.0% of net assets

Spain 0.0%
Other Securities		0.0	127,409
Total Rights
(Cost $141,515)			127,409

Other Investment Companies 1.1% of net assets

United States 1.1%
Money Market Fund 0.0%
Other Securities		0.0	5,237,612
Securities Lending Collateral 1.1%
Wells Fargo Government Money Market Fund, Select Class 1.52% (c)		1.1	214,869,862
Total Other Investment Companies
(Cost $220,107,474)			220,107,474

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 03/20/20	875	79,450,000	(6,374,895)
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $199,876,711.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

16
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Condensed Portfolio Holdings  as of February 29, 2020 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 29, 2020 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$15,515,440,456	$—	$—	$15,515,440,456
Hong Kong	652,144,234	—	—*	652,144,234
Portugal	31,006,788	—	—*	31,006,788
United Kingdom	2,618,213,674	—	8,509,555	2,626,723,229
Preferred Stock[1]	133,164,735	—	—	133,164,735
Rights[1]	127,409	—	—	127,409
Other Investment Companies[1]	220,107,474	—	—	220,107,474
Liabilities
Futures Contracts[2]	(6,374,895)	—	—	(6,374,895)
Total	$19,163,829,875	$—	$8,509,555	$19,172,339,430
*	Level 3 amount shown includes securities determined to have no value at February 29, 2020.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
17
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Statement of Assets and Liabilities

As of February 29, 2020; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $18,618,513,261) including securities on loan of $199,876,711		$18,963,844,463
Collateral invested for securities on loan, at value (cost $214,869,862)		214,869,862
Deposit with broker for futures contracts		10,956,999
Foreign currency, at value (cost $3,740,759)		3,723,875
Receivables:
Fund shares sold		61,824,114
Dividends		49,110,571
Foreign tax reclaims		16,660,927
Income from securities on loan	+	248,690
Total assets		19,321,239,501
Liabilities
Collateral held for securities on loan		214,869,862
Payables:
Investments bought		58,315,126
Management fees		950,739
Variation margin on futures contracts	+	6,373,171
Total liabilities		280,508,898
Net Assets
Total assets		19,321,239,501
Total liabilities	–	280,508,898
Net assets		$19,040,730,603
Net Assets by Source
Capital received from investors		19,478,960,870
Total distributable loss		(438,230,267)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$19,040,730,603		634,800,000		$29.99

18
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Statement of Operations

For the period September 1, 2019 through February 29, 2020; unaudited
Investment Income
Dividends (net of foreign withholding tax of $18,364,692)		$193,994,832
Securities on loan, net	+	1,454,136
Total investment income		195,448,968
Expenses
Management fees		5,885,507
Total expenses	–	5,885,507
Net investment income		189,563,461
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(153,717,072)
Net realized gains on futures contracts		6,434,514
Net realized gains on foreign currency transactions	+	1,085,900
Net realized losses		(146,196,658)
Net change in unrealized appreciation (depreciation) on investments		(213,827,080)
Net change in unrealized appreciation (depreciation) on futures contracts		(6,311,611)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(273,038)
Net change in unrealized appreciation (depreciation)	+	(220,411,729)
Net realized and unrealized losses		(366,608,387)
Decrease in net assets resulting from operations		($177,044,926)
19
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/19-2/29/20		9/1/18-8/31/19
Net investment income		$189,563,461	$539,201,794
Net realized losses		(146,196,658)	(304,902,030)
Net change in unrealized appreciation (depreciation)	+	(220,411,729)	(817,627,450)
Decrease in net assets resulting from operations		(177,044,926)	(583,327,686)
Distributions to Shareholders
Total distributions		($442,528,600)	($592,259,760)

Transactions in Fund Shares
		9/1/19-2/29/20		9/1/18-8/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		46,300,000	$1,521,767,146	98,500,000	$3,020,072,181
Shares redeemed	+	—	—	—	—
Net transactions in fund shares		46,300,000	$1,521,767,146	98,500,000	$3,020,072,181
Shares Outstanding and Net Assets
		9/1/19-2/29/20		9/1/18-8/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		588,500,000	$18,138,536,983	490,000,000	$16,294,052,248
Total increase	+	46,300,000	902,193,620	98,500,000	1,844,484,735
End of period		634,800,000	$19,040,730,603	588,500,000	$18,138,536,983
20
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Financial Statements
Financial Highlights
	9/1/19– 2/29/20*	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16	9/1/14– 8/31/15
Per-Share Data
Net asset value at beginning of period	$31.15	$35.86	$34.80	$29.96	$29.46	$33.32
Income (loss) from investment operations:
Net investment income (loss)[1]	0.31	0.82	0.84	0.73	0.67	0.73
Net realized and unrealized gains (losses)	(0.44)	(4.63)	1.22	4.70	0.50	(3.84)
Total from investment operations	(0.13)	(3.81)	2.06	5.43	1.17	(3.11)
Less distributions:
Distributions from net investment income	(0.95)	(0.90)	(1.00)	(0.59)	(0.67)	(0.75)
Net asset value at end of period	$30.07	$31.15	$35.86	$34.80	$29.96	$29.46
Total return	(0.70%)[2]	(10.57%)	5.93%	18.52%	4.12%	(9.29%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.12%[3],[4]	0.12%	0.12%	0.14%[5]	0.17%[6]	0.18%[7]
Net investment income (loss)	1.87%[3]	2.54%	2.31%	2.31%	2.34%	2.40%
Portfolio turnover rate[8]	9%[2]	20%	16%	12%	23%	23%
Net assets, end of period (x 1,000)	$2,249,532	$2,186,842	$2,280,998	$1,538,038	$787,951	$609,773

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective February 25, 2020, the annual operating expense ratio was reduced to 0.11%. The ratio presented for the period ended 2/29/20 is a blended ratio. (See financial note 4)
5
Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
6
Effective March 1, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/16 is a blended ratio.
7
Effective March 4, 2015, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/15 is a blended ratio.
8
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
21
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Condensed Portfolio Holdings  as of February 29, 2020 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.2% of net assets

Australia 5.4%
Other Securities		5.4	122,427,658

Austria 1.1%
Other Securities		1.1	23,834,351

Belgium 2.1%
Cofinimmo S.A.	34,501	0.2	5,464,836
Elia Group S.A. N.V.	45,928	0.2	4,545,509
Other Securities		1.7	36,583,276
		2.1	46,593,621

Canada 18.6%
Algonquin Power & Utilities Corp.	687,038	0.5	10,441,074
Allied Properties Real Estate Investment Trust	152,370	0.3	6,182,884
AltaGas Ltd.	358,111	0.2	5,354,258
B2Gold Corp.	1,317,523	0.2	5,260,866
CAE, Inc.	349,719	0.4	9,355,540
Canadian Apartment Properties REIT	209,806	0.4	8,772,981
CCL Industries, Inc., Class B	194,044	0.3	6,405,252
CI Financial Corp.	284,862	0.2	4,730,193
Element Fleet Management Corp.	562,051	0.2	5,258,957
Emera, Inc.	314,013	0.6	13,230,957
Empire Co., Ltd., A Shares	225,846	0.2	5,045,720
First Quantum Minerals Ltd.	896,316	0.3	6,623,798
Gildan Activewear, Inc.	264,574	0.3	6,407,644
H&R Real Estate Investment Trust	374,192	0.2	5,410,710
IA Financial Corp., Inc.	139,834	0.3	6,655,488
Keyera Corp.	278,676	0.3	6,688,971
Kinross Gold Corp. *	1,631,043	0.4	8,201,691
Kirkland Lake Gold Ltd.	345,509	0.5	11,142,463
Onex Corp.	107,381	0.3	6,028,407
Open Text Corp.	339,339	0.6	14,207,064
Pan American Silver Corp.	270,395	0.2	5,352,103
Parkland Fuel Corp.	192,371	0.3	6,047,645
Ritchie Bros. Auctioneers, Inc.	141,932	0.2	5,628,219
SNC-Lavalin Group, Inc.	233,311	0.2	5,422,806
The Descartes Systems Group, Inc. *	109,422	0.2	4,542,845
The Stars Group, Inc. *	207,465	0.2	4,754,068
TMX Group Ltd.	73,866	0.3	6,147,108
Toromont Industries Ltd.	102,776	0.2	5,080,803
WSP Global, Inc.	139,013	0.4	9,161,903
Yamana Gold, Inc.	1,249,518	0.2	4,868,312
Other Securities		9.5	209,505,863
		18.6	417,916,593

Security	Number of Shares	% of Net Assets	Value ($)
Denmark 1.5%
Royal Unibrew A/S	65,421	0.2	5,587,059
SimCorp A/S	52,118	0.2	4,964,239
Other Securities		1.1	23,656,250
		1.5	34,207,548

Finland 1.1%
Other Securities		1.1	25,110,951

France 2.5%
Other Securities		2.5	57,494,816

Germany 4.7%
Bechtle AG	35,980	0.2	4,699,192
Other Securities		4.5	101,813,332
		4.7	106,512,524

Hong Kong 1.4%
Other Securities		1.4	30,937,015

Ireland 0.2%
Other Securities		0.2	4,485,969

Israel 0.9%
Other Securities		0.9	21,501,473

Italy 2.5%
Other Securities		2.5	57,470,024

Japan 18.5%
Lasertec Corp.	100,514	0.2	4,589,361
Other Securities		18.3	411,799,218
		18.5	416,388,579

Netherlands 2.3%
ASM International N.V.	64,042	0.3	7,382,908
IMCD N.V.	69,545	0.3	5,649,165
Other Securities		1.7	38,284,802
		2.3	51,316,875

New Zealand 1.1%
Other Securities		1.1	24,013,241

22
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Condensed Portfolio Holdings  as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Norway 1.9%
Other Securities		1.9	42,880,518

Poland 0.6%
Other Securities		0.6	13,274,187

Portugal 0.4%
Other Securities		0.4	8,364,114

Republic of Korea 4.3%
Other Securities		4.3	96,882,550

Singapore 1.5%
Other Securities		1.5	32,818,994

Spain 1.8%
Other Securities		1.8	40,689,972

Sweden 5.5%
Evolution Gaming Group AB	161,216	0.3	5,836,641
Fabege AB	348,838	0.3	5,647,195
Getinge AB, B Shares	295,133	0.2	4,873,678
Other Securities		4.7	106,424,329
		5.5	122,781,843

Switzerland 4.7%
VAT Group AG *	33,989	0.2	4,559,607
Other Securities		4.5	100,275,417
		4.7	104,835,024

United Kingdom 14.6%
Beazley plc	690,383	0.2	4,713,364
Electrocomponents plc	587,035	0.2	4,545,410
HomeServe plc	365,193	0.2	5,518,237
Intermediate Capital Group plc	366,224	0.3	7,447,029
Spectris plc	154,009	0.2	5,342,801
The Unite Group plc	377,536	0.2	5,463,632
Vistry Group plc	284,511	0.2	4,647,964
Other Securities		13.1	290,084,963
		14.6	327,763,400
Total Common Stock
(Cost $2,352,066,672)			2,230,501,840

Preferred Stock 0.2% of net assets

Germany 0.2%
Other Securities		0.2	4,136,389

Italy 0.0%
Other Securities		0.0	520,798

Republic of Korea 0.0%
Other Securities		0.0	151,896

Security	Number of Shares	% of Net Assets	Value ($)
Sweden 0.0%
Other Securities		0.0	699,830
Total Preferred Stock
(Cost $6,874,878)			5,508,913

Rights 0.0% of net assets

Norway 0.0%
Other Securities		0.0	—
Total Rights
(Cost $—)			—

Warrants 0.0% of net assets

Singapore 0.0%
Other Securities		0.0	—
Total Warrants
(Cost $—)			—

Other Investment Companies 2.1% of net assets

Switzerland 0.1%
Other Securities		0.1	1,757,744

United Kingdom 0.1%
Other Securities		0.1	2,606,747

United States 1.9%
Money Market Fund 0.0%
Other Securities		0.0	533,102
Securities Lending Collateral 1.9%
Wells Fargo Government Money Market Fund, Select Class 1.52% (c)		1.9	41,600,655
		1.9	42,133,757
Total Other Investment Companies
(Cost $46,504,897)			46,498,248

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 03/20/20	146	13,256,800	(810,233)

23
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Condensed Portfolio Holdings  as of February 29, 2020 (Unaudited) (continued)

The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $38,317,199.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

The following is a summary of the inputs used to value the fund’s investments as of February 29, 2020 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$1,334,205,173	$—	$—	$1,334,205,173
Australia	121,551,715	—	875,943*	122,427,658
Hong Kong	30,915,792	—	21,223*	30,937,015
Japan	415,966,308	—	422,271	416,388,579
Netherlands	50,462,268	—	854,607	51,316,875
Republic of Korea	96,809,577	—	72,973	96,882,550
Singapore	32,741,277	—	77,717*	32,818,994
Spain	40,689,972	—	—*	40,689,972
Switzerland	104,518,344	—	316,680	104,835,024
Preferred Stock[1]	5,508,913	—	—	5,508,913
Rights[1]
Norway	—	—	—*	—
Warrants[1]
Singapore	—	—	—*	—
Other Investment Companies[1]	46,498,248	—	—	46,498,248
Liabilities
Futures Contracts[2]	(810,233)	—	—	(810,233)
Total	$2,279,057,354	$—	$2,641,414	$2,281,698,768
*	Level 3 amount shown includes securities determined to have no value at February 29, 2020.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
24
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Statement of Assets and Liabilities

As of February 29, 2020; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $2,363,845,792) including securities on loan of $38,317,199		$2,240,908,346
Collateral invested for securities on loan, at value (cost $41,600,655)		41,600,655
Deposit with broker for futures contracts		1,715,434
Foreign currency, at value (cost $1,328,184)		1,330,050
Receivables:
Investments sold		2,087,684
Dividends		3,436,553
Foreign tax reclaims		1,132,048
Income from securities on loan	+	224,060
Total assets		2,292,434,830
Liabilities
Collateral held for securities on loan		41,600,655
Payables:
Investments bought		99,073
Management fees		224,237
Variation margin on futures contracts		809,946
Foreign capital gains tax	+	168,733
Total liabilities		42,902,644
Net Assets
Total assets		2,292,434,830
Total liabilities	–	42,902,644
Net assets		$2,249,532,186
Net Assets by Source
Capital received from investors		2,551,603,950
Total distributable loss		(302,071,764)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,249,532,186		74,800,000		$30.07

25
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Statement of Operations

For the period September 1, 2019 through February 29, 2020; unaudited
Investment Income
Dividends (net of foreign withholding tax of $2,053,988)		$20,630,846
Income from non-cash dividends		1,384,832
Securities on loan, net	+	1,608,893
Total investment income		23,624,571
Expenses
Management fees		1,410,098
Total expenses	–	1,410,098
Net investment income		22,214,473
Realized and Unrealized Gains (Losses)
Net realized losses on investments (net of foreign capital gains tax of $7,867)		(21,917,048)
Net realized gains on futures contracts		1,184,947
Net realized gains on foreign currency transactions	+	138,054
Net realized losses		(20,594,047)
Net change in unrealized appreciation (depreciation) on investments (net of change in foreign capital gains tax of $37,383)		(27,674,726)
Net change in unrealized appreciation (depreciation) on futures contracts		(949,955)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(24,057)
Net change in unrealized appreciation (depreciation)	+	(28,648,738)
Net realized and unrealized losses		(49,242,785)
Decrease in net assets resulting from operations		($27,028,312)
26
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/19-2/29/20		9/1/18-8/31/19
Net investment income		$22,214,473	$54,351,677
Net realized gains (losses)		(20,594,047)	22,051,117
Net change in unrealized appreciation (depreciation)	+	(28,648,738)	(312,570,575)
Decrease in net assets resulting from operations		(27,028,312)	(236,167,781)
Distributions to Shareholders
Total distributions		($67,564,440)	($59,504,600)

Transactions in Fund Shares
		9/1/19-2/29/20		9/1/18-8/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,600,000	$157,282,448	14,200,000	$453,570,587
Shares redeemed	+	—	—	(7,600,000)	(252,053,793)
Net transactions in fund shares		4,600,000	$157,282,448	6,600,000	$201,516,794
Shares Outstanding and Net Assets
		9/1/19-2/29/20		9/1/18-8/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		70,200,000	$2,186,842,490	63,600,000	$2,280,998,077
Total increase or decrease	+	4,600,000	62,689,696	6,600,000	(94,155,587)
End of period		74,800,000	$2,249,532,186	70,200,000	$2,186,842,490
27
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Financial Statements
Financial Highlights
	9/1/19– 2/29/20*	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16	9/1/14– 8/31/15
Per-Share Data
Net asset value at beginning of period	$24.82	$25.89	$26.99	$22.56	$20.83	$27.34
Income (loss) from investment operations:
Net investment income (loss)[1]	0.36	0.72	0.68	0.71	0.58	0.66
Net realized and unrealized gains (losses)	0.29	(1.00)	(1.13)	4.21	1.64	(6.49)
Total from investment operations	0.65	(0.28)	(0.45)	4.92	2.22	(5.83)
Less distributions:
Distributions from net investment income	(0.73)	(0.79)	(0.65)	(0.49)	(0.49)	(0.68)
Net asset value at end of period	$24.74	$24.82	$25.89	$26.99	$22.56	$20.83
Total return	2.46%[2]	(0.97%)	(1.79%)	22.40%	11.02%	(21.62%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.13%[3],[4]	0.13%	0.13%	0.13%[5]	0.14%	0.14%
Net investment income (loss)	2.72%[3]	2.85%	2.48%	2.96%	2.85%	2.66%
Portfolio turnover rate[6]	9%[2]	13%	18%	7%	10%	8%
Net assets, end of period (x 1,000)	$6,187,411	$5,804,446	$4,900,591	$4,248,821	$2,009,874	$1,276,740

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective February 25, 2020, the annual operating expense ratio was reduced to 0.11%. The ratio presented for the period ended 2/29/20 is a blended ratio. (See financial note 4)
5
Effective October 7, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
6
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
28
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Condensed Portfolio Holdings  as of February 29, 2020 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 97.5% of net assets

Brazil 6.1%
B3 S.A. - Brasil Bolsa Balcao	2,446,859	0.4	26,032,434
Itau Unibanco Holding S.A. ADR	5,833,470	0.7	41,242,633
Petroleo Brasileiro S.A.	4,510,083	0.4	27,140,570
Vale S.A.	4,225,862	0.7	41,503,207
Other Securities		3.9	241,657,662
		6.1	377,576,506

Chile 0.7%
Other Securities		0.7	45,216,548

China 39.6%
Alibaba Group Holding Ltd. ADR *	2,148,167	7.2	446,818,736
Baidu, Inc. ADR *	342,518	0.7	41,095,310
Bank of China Ltd., H Shares	92,773,707	0.6	36,666,391
China Construction Bank Corp., H Shares	114,692,398	1.5	92,718,782
China Life Insurance Co., Ltd., H Shares	9,275,342	0.4	21,733,178
China Merchants Bank Co., Ltd., H Shares	4,588,301	0.4	21,637,236
China Mobile Ltd.	6,533,107	0.8	51,389,310
CNOOC Ltd.	19,731,462	0.5	27,041,019
Industrial & Commercial Bank of China Ltd., H Shares	95,812,423	1.1	65,530,211
JD.com, Inc. ADR *	986,277	0.6	37,981,527
Meituan Dianping, B Shares *	4,229,710	0.9	53,678,383
NetEase, Inc. ADR	88,367	0.5	28,163,447
New Oriental Education & Technology Group, Inc. ADR *	169,273	0.4	21,648,324
Ping An Insurance Group Co. of China Ltd., H Shares	6,715,192	1.2	74,665,425
TAL Education Group ADR *	420,810	0.4	22,887,856
Tencent Holdings Ltd.	7,044,766	5.7	348,936,511
Xiaomi Corp., B Shares *	11,434,526	0.3	18,428,939
Other Securities		16.4	1,036,778,261
		39.6	2,447,798,846

Colombia 0.4%
Other Securities		0.4	24,937,696

Czech Republic 0.2%
Other Securities		0.2	9,511,604

Egypt 0.1%
Other Securities		0.1	9,015,339

Security	Number of Shares	% of Net Assets	Value ($)
Greece 0.3%
Other Securities		0.3	17,259,929

Hong Kong 0.0%
Other Securities		0.0	—

Hungary 0.3%
Other Securities		0.3	20,776,914

India 10.5%
Axis Bank Ltd.	2,427,939	0.4	23,459,339
Hindustan Unilever Ltd.	865,304	0.4	26,075,725
Housing Development Finance Corp., Ltd.	2,119,847	1.0	63,910,446
Infosys Ltd.	4,546,327	0.8	46,094,814
Reliance Industries Ltd.	3,834,543	1.2	70,596,398
Tata Consultancy Services Ltd.	1,111,302	0.5	30,800,162
Other Securities		6.2	386,028,701
		10.5	646,965,585

Indonesia 1.9%
PT Bank Central Asia Tbk	11,815,381	0.4	25,899,546
PT Bank Rakyat Indonesia (Persero) Tbk	65,118,435	0.3	19,016,988
Other Securities		1.2	75,422,548
		1.9	120,339,082

Kuwait 0.9%
National Bank of Kuwait SAKP	7,546,842	0.4	24,983,500
Other Securities		0.5	32,923,216
		0.9	57,906,716

Malaysia 2.5%
Other Securities		2.5	151,656,660

Mexico 2.8%
America Movil S.A.B. de C.V., Series L	33,672,660	0.4	26,398,590
Fomento Economico Mexicano S.A.B. de C.V.	2,572,070	0.3	20,685,438
Grupo Financiero Banorte S.A.B. de C.V., O Shares	3,467,489	0.3	18,678,707
Other Securities		1.8	105,763,074
		2.8	171,525,809

29
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Condensed Portfolio Holdings  as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Peru 0.1%
Other Securities		0.1	3,054,543

Philippines 1.2%
Other Securities		1.2	70,964,924

Qatar 1.1%
Qatar National Bank QPSC	5,481,021	0.5	28,359,062
Other Securities		0.6	42,106,881
		1.1	70,465,943

Russia 3.9%
Gazprom PJSC	12,984,189	0.6	39,155,445
LUKOIL PJSC	509,400	0.7	43,204,245
MMC Norilsk Nickel PJSC	65,485	0.3	19,733,203
NovaTek PJSC	1,330,438	0.3	19,101,289
Sberbank of Russia PJSC	12,516,560	0.7	43,465,244
Tatneft PJSC	1,870,072	0.3	18,689,589
Other Securities		1.0	57,209,827
		3.9	240,558,842

Saudi Arabia 2.3%
Al Rajhi Bank	1,122,711	0.3	18,524,806
Other Securities		2.0	123,813,589
		2.3	142,338,395

South Africa 4.9%
Naspers Ltd., N Shares	532,313	1.3	80,564,810
Other Securities		3.6	225,421,185
		4.9	305,985,995

Taiwan 13.4%
Hon Hai Precision Industry Co., Ltd.	14,676,092	0.6	38,920,398
Largan Precision Co., Ltd.	125,956	0.3	18,427,817
MediaTek, Inc.	1,784,713	0.3	21,218,867
Taiwan Semiconductor Manufacturing Co., Ltd.	29,627,500	5.0	309,195,660
Other Securities		7.2	441,602,959
		13.4	829,365,701

Thailand 2.8%
PTT PCL NVDR	17,608,900	0.4	21,763,496
Other Securities		2.4	151,911,142
		2.8	173,674,638

Turkey 0.6%
Other Securities		0.6	38,801,628

United Arab Emirates 0.9%
First Abu Dhabi Bank PJSC	5,392,019	0.3	21,022,547
Other Securities		0.6	36,530,259
		0.9	57,552,806
Total Common Stock
(Cost $5,535,328,751)			6,033,250,649
Security	Number of Shares	% of Net Assets	Value ($)
Preferred Stock 2.2% of net assets

Brazil 1.9%
Banco Bradesco S.A.	4,950,962	0.6	33,502,792
Petroleo Brasileiro S.A.	5,824,575	0.5	32,714,136
Other Securities		0.8	54,020,833
		1.9	120,237,761

Chile 0.1%
Other Securities		0.1	3,725,940

Colombia 0.0%
Other Securities		0.0	2,863,753

Russia 0.2%
Other Securities		0.2	10,419,587
Total Preferred Stock
(Cost $133,230,241)			137,247,041

Rights 0.0% of net assets

China 0.0%
Other Securities		0.0	—
Total Rights
(Cost $—)			—

Warrants 0.0% of net assets

Thailand 0.0%
Other Securities		0.0	26,662
Total Warrants
(Cost $—)			26,662

Other Investment Companies 0.3% of net assets

United States 0.3%
Money Market Fund 0.2%
Other Securities		0.2	8,779,867
Securities Lending Collateral 0.1%
Other Securities		0.1	7,588,575
Total Other Investment Companies
(Cost $16,368,442)			16,368,442

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI Emerging Markets Index, expires 03/20/20	312	15,737,280	(1,040,491)

30
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Condensed Portfolio Holdings  as of February 29, 2020 (Unaudited) (continued)

The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $7,268,025.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of February 29, 2020 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$5,369,025,135	$—	$—	$5,369,025,135
Greece	17,259,929	—	—*	17,259,929
Hong Kong	—	—	—*	—
India	646,591,302	—	374,283	646,965,585
Preferred Stock[1]	137,247,041	—	—	137,247,041
Rights[1]
China	—	—	—*	—
Warrants[1]	26,662	—	—	26,662
Other Investment Companies[1]	16,368,442	—	—	16,368,442
Liabilities
Futures Contracts[2]	(1,040,491)	—	—	(1,040,491)
Total	$6,185,478,020	$—	$374,283	$6,185,852,303
*	Level 3 amount shown includes securities determined to have no value at February 29, 2020.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
31
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Statement of Assets and Liabilities

As of February 29, 2020; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $5,677,338,859) including securities on loan of $7,268,025		$6,179,304,219
Collateral invested for securities on loan, at value (cost $7,588,575)		7,588,575
Deposit with broker for futures contracts		3,430,742
Foreign currency, at value (cost $4,293,951)		4,263,381
Receivables:
Dividends		6,298,738
Income from securities on loan		27,501
Foreign tax reclaims	+	12,416
Total assets		6,200,925,572
Liabilities
Collateral held for securities on loan		7,588,575
Payables:
Investments bought		1,148,594
Management fees		638,363
Foreign capital gains tax		3,099,591
Variation margin on futures contracts	+	1,039,877
Total liabilities		13,515,000
Net Assets
Total assets		6,200,925,572
Total liabilities	–	13,515,000
Net assets		$6,187,410,572
Net Assets by Source
Capital received from investors		6,272,818,123
Total distributable loss		(85,407,551)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$6,187,410,572		250,100,000		$24.74

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See financial notes

Schwab Emerging Markets Equity ETF
Statement of Operations

For the period September 1, 2019 through February 29, 2020; unaudited
Investment Income
Dividends (net of foreign withholding tax of $5,137,831)		$90,486,310
Securities on loan, net	+	299,020
Total investment income		90,785,330
Expenses
Management fees		4,100,679
Total expenses	–	4,100,679
Net investment income		86,684,651
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(111,651,940)
Net realized gains on futures contracts		1,348,087
Net realized losses on foreign currency transactions	+	(608,028)
Net realized losses		(110,911,881)
Net change in unrealized appreciation (depreciation) on investments (net of change in foreign capital gains tax of $2,449,548)		156,807,490
Net change in unrealized appreciation (depreciation) on futures contracts		(1,233,041)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(219,536)
Net change in unrealized appreciation (depreciation)	+	155,354,913
Net realized and unrealized gains		44,443,032
Increase in net assets resulting from operations		$131,127,683
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Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/19-2/29/20		9/1/18-8/31/19
Net investment income		$86,684,651	$153,198,002
Net realized losses		(110,911,881)	(99,824,502)
Net change in unrealized appreciation (depreciation)	+	155,354,913	(98,218,265)
Increase (decrease) in net assets resulting from operations		131,127,683	(44,844,765)
Distributions to Shareholders
Total distributions		($178,900,650)	($160,604,080)

Transactions in Fund Shares
		9/1/19-2/29/20		9/1/18-8/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		16,200,000	$430,737,160	46,300,000	$1,153,254,120
Shares redeemed	+	—	—	(1,700,000)	(43,949,430)
Net transactions in fund shares		16,200,000	$430,737,160	44,600,000	$1,109,304,690
Shares Outstanding and Net Assets
		9/1/19-2/29/20		9/1/18-8/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		233,900,000	$5,804,446,379	189,300,000	$4,900,590,534
Total increase	+	16,200,000	382,964,193	44,600,000	903,855,845
End of period		250,100,000	$6,187,410,572	233,900,000	$5,804,446,379
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Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETFs
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB STRATEGIC TRUST (ORGANIZED JANUARY 27, 2009)
Schwab International Equity ETF	Schwab Short-Term U.S. Treasury ETF
Schwab International Small-Cap Equity ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab Emerging Markets Equity ETF	Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Broad Market ETF	Schwab U.S. Aggregate Bond ETF
Schwab 1000 Index® ETF	Schwab 1-5 Year Corporate Bond ETF
Schwab U.S. Large-Cap ETF	Schwab 5-10 Year Corporate Bond ETF
Schwab U.S. Large-Cap Growth ETF	Schwab Fundamental U.S. Broad Market Index ETF
Schwab U.S. Large-Cap Value ETF	Schwab Fundamental U.S. Large Company Index ETF
Schwab U.S. Mid-Cap ETF	Schwab Fundamental U.S. Small Company Index ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental International Large Company Index ETF
Schwab U.S. Dividend Equity ETF	Schwab Fundamental International Small Company Index ETF
Schwab U.S. REIT ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
Schwab U.S. TIPS ETF
The funds issue and redeem shares at their net asset value per share (NAV) only in large blocks of shares, typically 100,000 shares or more (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR(S) for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the SEC.
(a) Security Valuation:
Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
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Schwab International Equity ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of February 29, 2020 are disclosed in the Condensed Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may
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Schwab International Equity ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agent start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) or any affiliate of CSIM.
As of February 29, 2020, the funds had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of February 29, 2020, if any, are disclosed in each fund’s Condensed Portfolio Holdings. The value of the securities on loan and the investment of cash collateral are also disclosed in each fund’s Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations on the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
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Schwab International Equity ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. Dividends, in the form of cash or non-cash income such as in the form of additional securities, and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
The funds filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser.
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between CSIM and the trust, the investment adviser will pay the operating expenses of each fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.
(f) Distributions to Shareholders:
The funds make distributions from net investment income, if any, semiannually. The funds generally make distributions from net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of February 29, 2020, if any, are reflected in each fund’s Statement of Assets and Liabilities.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
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Schwab International Equity ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(k) Recent Accounting Standards:
In August 2018, the FASB issued Accounting Standards Update “Fair Value Measurement (Topic 820)” (ASU 2018-13) which modifies the disclosure requirements for fair value measurement by removing, modifying, or adding certain disclosures. The amendments are effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The funds are permitted to early adopt any removed or modified disclosures upon issuance of this update and delay adoption of the additional disclosures until their effective date. The funds have early adopted certain removed or modified disclosures, including the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for timing of transfers between levels upon issuance of ASU 2018-13, and have delayed adoption of the additional disclosures until their effective date. At this time, management is currently evaluating the impact that the adoption of the additional disclosures will have on the funds’ financial statements.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters or epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The funds are index funds. Therefore, each fund follows the securities included in its respective index during upturns as well as downturns. Because of their indexing strategies, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the funds’ expenses, the funds’ performance may be below that of their respective index.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, a fund’s performance could be impacted.
Large-Cap Company Risk. Certain funds invest in large-cap company stocks. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Certain funds invest in mid-cap company stocks. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Certain funds invest in small-cap company stocks. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Foreign Investment Risk. A fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. Foreign securities also include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), and European Depositary Receipts (EDRs), which are receipts issued by U.S. and foreign banks that represent shares of foreign-based corporations. Investment in ADRs, GDRs and EDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in
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Schwab International Equity ETFs
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
emerging markets, may be more volatile. To the extent a fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
Emerging Markets Risk. Certain funds invest in emerging markets. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with a fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
Sampling Index Tracking Risk. Each fund uses statistical sampling techniques, and as a result, a fund may not fully replicate its respective index and may hold securities not included in the index. As a result, a fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because each fund utilizes a sampling approach, it may not track the return of its respective index as well as it would if a fund purchased all of the securities in its index.
Tracking Error Risk. As index funds, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Derivatives Risk. Each fund may invest in derivative instruments. The principal types of derivatives a fund may use are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk and liquidity risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to leverage risk, credit risk, lack of availability risk, valuation risk, correlation risk and tax risk. Leverage risk is the risk that use of derivatives may magnify the effect of any decrease or increase in the value of the fund’s portfolio securities. Credit risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested. Furthermore, the use of derivatives subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of a fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption, or as a result of other factors impacting foreign securities, including liquidity, irregular trading activity and timing differences between foreign markets where securities trade and the secondary market where fund shares are sold.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.
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Schwab International Equity ETFs
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions:
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Advisory Agreement between CSIM and the trust.
For its advisory services to the funds, CSIM is entitled to receive an annual management fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Schwab International Equity ETF	Schwab International Small-Cap Equity ETF	Schwab Emerging Markets Equity ETF
0.06%	0.11%*	0.11%*
*	Prior to February 25, 2020, the management fees of Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF were 0.12% and 0.13%, respectively.
Investment from Affiliates
Certain funds in the Fund Complex (for definition refer to Trustees and Officers section) may own shares of other funds in the Fund Complex. The table below reflects the percentages of shares of each fund in this report that are owned by other funds in the Fund Complex as of February 29, 2020, as applicable:
	Underlying Funds
	Schwab International Equity ETF	Schwab International Small-Cap Equity ETF	Schwab Emerging Markets Equity ETF
Schwab VIT Balanced Portfolio	0.0%*	0.1%	0.1%
Schwab VIT Balanced with Growth Portfolio	0.1%	0.2%	0.1%
Schwab VIT Growth Portfolio	0.2%	0.3%	0.2%
Schwab Target 2010 Index Fund	0.0%*	-%	-%
Schwab Target 2015 Index Fund	0.0%*	-%	-%
Schwab Target 2020 Index Fund	0.1%	-%	-%
Schwab Target 2025 Index Fund	0.2%	-%	0.1%
Schwab Target 2030 Index Fund	0.4%	-%	0.2%
Schwab Target 2035 Index Fund	0.2%	-%	0.1%
Schwab Target 2040 Index Fund	0.3%	-%	0.2%
Schwab Target 2045 Index Fund	0.2%	-%	0.1%
Schwab Target 2050 Index Fund	0.2%	-%	0.2%
Schwab Target 2055 Index Fund	0.1%	-%	0.1%
Schwab Target 2060 Index Fund	0.2%	-%	0.1%
*	Less than 0.05%
Other Affiliated Transactions
The professional fees related to foreign withholding tax claims discussed in financial note 2 were non-routine expenses. The investment adviser agreed to pay these professional fees, which are subject to reimbursement by the funds to the extent the funds are able to successfully recover taxes withheld in the future.
As of February 29, 2020, the balance of professional fees related to foreign withholding tax subject to future reimbursement by the fund to the investment adviser was $93,919 for Schwab International Equity ETF, $4,324 for Schwab International Small-Cap Equity ETF and $17,966 for Schwab Emerging Markets Equity ETF. There were no professional fees incurred by the funds and no reimbursements made by the funds to the investment adviser during the period ended February 29, 2020.
No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Transactions
The funds may engage in direct transactions with certain other funds in the Fund Complex when permitted by applicable law. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended February 29, 2020, each fund’s total aggregate security transactions with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	Total Aggregate Transactions	Realized Gains (Losses)
Schwab International Equity ETF	$179,916,610	($30,309,371)
Schwab International Small-Cap Equity ETF	98,650,448	5,693,415
Schwab Emerging Markets Equity ETF	91,437,726	(19,850,601)
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.

5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the funds.
State Street Bank and Trust Company (State Street) serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares.
State Street also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.

6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust does not pay any interested or non-interested trustees (independent trustees). The independent trustees are paid by CSIM. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), which matured on October 3, 2019. On October 3, 2019, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 1, 2020. Under the terms of the Syndicated Credit Facility, in addition to CSIM paying the interest charged on any borrowings by a fund, CSIM paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street, which matured on November 29, 2019. On November 29, 2019, the Uncommitted Credit Facility was amended to run for a new 364 day period, maturing on November 27, 2020. Under the terms of the Uncommitted Credit Facility, CSIM pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by CSIM. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
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Financial Notes, unaudited (continued)

8. Derivatives:
Certain funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The current value and variation margin for futures contracts held at February 29, 2020 are presented on the Condensed Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended February 29, 2020, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	Notional Amounts	Number of Contracts
Schwab International Equity ETF	$77,755,688	810
Schwab International Small-Cap Equity ETF	10,733,587	112
Schwab Emerging Markets Equity ETF	13,388,748	259

9. Purchases and Sales of Investment Securities:
For the period ended February 29, 2020, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
	Purchases of Securities	Sales of Securities
Schwab International Equity ETF	$608,127,554	$719,370,938
Schwab International Small-Cap Equity ETF	208,817,210	230,675,222
Schwab Emerging Markets Equity ETF	768,175,679	591,294,637

10. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund often consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, CSIM may cover the cost of any transaction fees when believed to be in the best interests of a fund.
The in-kind transactions for the period ended February 29, 2020, were as follows:
	In-Kind Purchases of Securities	In-Kind Sales of Securities
Schwab International Equity ETF	$1,388,575,796	$—
Schwab International Small-Cap Equity ETF	145,883,178	—
Schwab Emerging Markets Equity ETF	113,721,680	—
For the period ended February 29, 2020, where applicable, the funds realized net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended February 29, 2020 are disclosed in the funds’ Statements of Operations, if any.
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Financial Notes, unaudited (continued)

11. Federal Income Taxes
As of February 29, 2020, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	Schwab International Equity ETF	Schwab International Small-Cap Equity ETF	Schwab Emerging Markets Equity ETF
Tax cost	$18,928,455,570	$2,421,676,097	$5,810,836,677
Gross unrealized appreciation	$2,305,155,255	$257,279,511	$969,558,447
Gross unrealized depreciation	(2,061,271,395)	(397,256,840)	(594,542,821)
Net unrealized appreciation (depreciation)	$243,883,860	($139,977,329)	$375,015,626
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2019, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab International Equity ETF	Schwab International Small-Cap Equity ETF	Schwab Emerging Markets Equity ETF
No expiration	$543,635,769	$121,167,521	$340,568,982
Total	$543,635,769	$121,167,521	$340,568,982
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of February 29, 2020. The tax-basis components of distributions paid during the fiscal year ended August 31, 2019 were as follows:
	Schwab International Equity ETF	Schwab International Small-Cap Equity ETF	Schwab Emerging Markets Equity ETF
Ordinary income	$592,259,760	$59,504,600	$160,604,080
As of August 31, 2019, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended August 31, 2019, the funds did not incur any interest or penalties.

12. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended, requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
At a meeting held on February 24, 2020, the Board of Trustees (the Board or the Trustees, as appropriate), including a majority of the Independent Trustees, considered information specifically relating to its consideration of the approval of an amendment to the amended and restated investment advisory agreement (the Amended Agreement) between Schwab Strategic Trust (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab International Small-Cap Equity
ETF and Schwab Emerging Markets Equity ETF (the Funds) to reflect a reduction to the rate paid by the Trust to CSIM as compensation for CSIM’s services rendered to the Funds. The Board reviewed materials provided by CSIM relating to this change (including a representation by CSIM that the change will not result in any reduction in the nature and level of services provided to the Funds and other series by CSIM) and also took into account the information that the Board reviewed and the conclusions it reached at its June 4, 2019 meeting in connection with the approval of the continuation of CSIM as investment adviser to the Funds and other series of the Trust.
Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including a majority of the Independent Trustees, approved the amendment to the Amended Agreement with respect to the Funds and concluded that the compensation payable by the Funds to CSIM under the amendment to the Amended Agreement is fair and reasonable in light of the services CSIM renders to (and the expenses it bears relating to) the Funds and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Strategic Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 99 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	99	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	99	Director (2005 – present), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	99	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner (May 2012 – present), Kochis Global (wealth management consulting).	99	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	99	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	99	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	99	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	99	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder (Mar. 1990 – present), Smith Graham & Co. (investment advisors).	99	Director (2012 – present), Eaton Corporation plc

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	99	Director (2008 – present), The Charles Schwab Corporation
Jonathan de St. Paer[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.	99	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	99	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Mr. de St. Paer and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. de St. Paer is an Interested Trustee because he owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
American Depositary Receipt (ADR)  U.S. dollar-denominated receipts issued by U.S. banks or trust companies that represent shares of foreign-based corporations.
ask  See “offer.”
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP)  A large institutional investor that places orders for creation units with the funds’ distributor.
beta  A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.
bid  The highest price at which someone is willing to buy a security.
Bloomberg Barclays US Aggregate Bond Index   An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $300 million or more of outstanding face value. It excludes zero-coupon STRIPS.
cap, capitalization  See “market cap.”
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations  The date that the first NAV was calculated.
creation unit (C.U.)  A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
European Depositary Receipt (EDR)  A negotiable security (receipt) that is issued by a European bank, and that represents shares of foreign-based corporations.
exchange  A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio  The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
FTSE Developed ex US Index (Net)   An index that is comprised of large- and mid-capitalization companies in developed countries outside the United States, as defined by the index provider. The index defines the large- and mid-capitalization universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Developed Small Cap ex US Liquid Index (Net)  An index comprised of small-capitalization companies in developed countries outside the United States, as defined by the index provider. The index defines the small-capitalization universe as approximately the bottom 10% of the eligible universe with a minimum free float capitalization of $150 million. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Emerging Index (Net)   An index that is comprised of large- and mid-capitalization companies in emerging market countries, as defined by the index provider. The index defines the large- and mid-capitalization universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
Global Depositary Receipt (GDR)  A negotiable security (receipt) that is issued by a foreign bank, and that represents shares of foreign-based corporations.
gross domestic product (GDP)  The output of goods and services produced by labor and property located in the United States.
inception date  The date that the shares began trading in the secondary market.
indicative optimized portfolio value (IOPV)  A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
liquidity  The ability to convert a security or asset quickly into cash.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding. Free-float market capitalization is a variation of market capitalization that only includes shares generally available to the public, and excludes shares of a company held by entities such as the government. Modified market capitalization weighting represents a mix between conventional market capitalization weighting and equal weighting.
market price return  The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.

50
Schwab International Equity ETFs  |  Semiannual Report

Schwab International Equity ETFs
median market cap  The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index (Net)  A free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
NAV return  The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask)  The lowest price at which an individual is willing to sell a security.
open  The price at which a security opened for trading on a given day.
outstanding shares, shares outstanding  When speaking of the fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
primary market  The market that deals with the issuance of new securities.
rights and warrants  Rights and warrants are types of securities that entitle the holder to purchase a proportionate amount of common stock at a specified price for a specific period of time. Rights allow a shareholder to buy more shares directly from the company, usually at a price somewhat lower than the current market price of the outstanding shares. Warrants are usually issued with bonds and preferred stock. Rights and warrants can trade on the market separately from the company’s stock. The prices of rights and warrants do not necessarily move parallel to the prices of the underlying common stock. Rights usually expire within a few weeks of issuance, while warrants may not expire for several years. If a right or warrant is not exercised within the specified time period, it will become worthless and a fund will lose the purchase price it paid for the right or warrant and the right to purchase the underlying security.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
sampling  If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.
secondary market  The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread  The gap between bid and ask prices of a security.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error  The difference between the performance of the fund and its benchmark index, positive or negative.

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Schwab International Equity ETFs  |  Semiannual Report

Notes

Schwab International Equity ETFs
Schwab ETFs

Schwab ETFs are designed to serve as simple low-cost core investment products for a diversified portfolio. These ETFs seek to provide consistent, repeatable performance through a variety of investment strategies that span the equity and fixed income spectrum. The list below shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabfunds.com/schwabetfs_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabetfs_prospectus or the SEC’s website at www.sec.gov.

Schwab ETFs
U.S. ETFs
Schwab U.S. Broad Market ETF
Schwab 1000 Index® ETF
Schwab U.S. Large-Cap ETF
Schwab U.S. Large-Cap Growth ETF
Schwab U.S. Large-Cap Value ETF
Schwab U.S. Mid-Cap ETF
Schwab U.S. Small-Cap ETF
Schwab U.S. Dividend Equity ETF
Schwab U.S. REIT ETF
International ETFs
Schwab International Equity ETF
Schwab International Small-Cap Equity ETF
Schwab Emerging Markets Equity ETF
Fixed Income ETFs
Schwab U.S. TIPS ETF
Schwab Short-Term U.S. Treasury ETF
Schwab Intermediate-Term U.S. Treasury ETF
Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Aggregate Bond ETF
Schwab 1-5 Year Corporate Bond ETF
Schwab 5-10 Year Corporate Bond ETF
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company
Index ETF

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Schwab ETFs
1-877-824-5615
© 2020 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.

*	FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

This page is intentionally left blank.

MFR54790-10
00242742

Semiannual Report  |  February 29, 2020
Schwab U.S. Equity ETFs

Schwab U.S. Broad Market ETF	SCHB
Schwab 1000 Index® ETF	SCHK
Schwab U.S. Large-Cap ETF	SCHX
Schwab U.S. Large-Cap Growth ETF	SCHG
Schwab U.S. Large-Cap Value ETF	SCHV
Schwab U.S. Mid-Cap ETF	SCHM
Schwab U.S. Small-Cap ETF	SCHA
Schwab U.S. Dividend Equity ETF	SCHD

New Notice Regarding Shareholder Report Delivery Options
Beginning on January 1, 2021, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a bank or broker-dealer). Instead, the reports will be made available on a fund’s website www.schwabfunds.com/schwabetfs_prospectus, and you will be notified by mail each time a report is posted and the mailing will provide a website link to access the report. You will continue to receive other fund regulatory documents (such as prospectuses or supplements) in paper unless you have elected to receive all fund documents electronically.
If you would like to receive a fund’s future shareholder reports in paper free of charge after January 1, 2021, you can make that request:
• If you invest through Charles Schwab & Co, Inc. (broker-dealer), by calling 1-866-345-5954 and using the unique identifier attached to this mailing; or
• If you invest through another financial intermediary (such as a bank or broker-dealer) by contacting them directly.
If you already receive shareholder reports and other fund documents electronically, you will not be affected by this change and you need not take any action.

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Condensed Portfolio Holdings are sub-categories of Sector classifications.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.
Total Returns for the 6 Months Ended February 29, 2020
Schwab U.S. Broad Market ETF (Ticker Symbol: SCHB)
Market Price Return[1]	1.86%
NAV Return[1]	1.70%
Dow Jones U.S. Broad Stock Market Index	1.71%
ETF Category: Morningstar Large Blend[2]	0.49%
Performance Details	pages 7-8

Schwab 1000 Index ETF (Ticker Symbol: SCHK)
Market Price Return[1]	1.96%
NAV Return[1]	1.92%
Schwab 1000 Index®	1.91%
Russell 1000® Index	1.97%
ETF Category: Morningstar Large Blend[2]	0.49%
Performance Details	pages 9-10

Schwab U.S. Large-Cap ETF (Ticker Symbol: SCHX)
Market Price Return[1]	2.36%
NAV Return[1]	2.08%
Dow Jones U.S. Large-Cap Total Stock Market Index	2.10%
ETF Category: Morningstar Large Blend[2]	0.49%
Performance Details	pages 11-12

Schwab U.S. Large-Cap Growth ETF (Ticker Symbol: SCHG)
Market Price Return[1]	6.76%
NAV Return[1]	6.56%
Dow Jones U.S. Large-Cap Growth Total Stock Market Index	6.58%
ETF Category: Morningstar Large Growth[2]	3.62%
Performance Details	pages 13-14
Total Returns for the 6 Months Ended February 29, 2020
Schwab U.S. Large-Cap Value ETF (Ticker Symbol: SCHV)
Market Price Return[1]	-2.00%
NAV Return[1]	-2.23%
Dow Jones U.S. Large-Cap Value Total Stock Market Index	-2.20%
ETF Category: Morningstar Large Value[2]	-2.25%
Performance Details	pages 15-16

Schwab U.S. Mid-Cap ETF (Ticker Symbol: SCHM)
Market Price Return[1]	-1.86%
NAV Return[1]	-1.86%
Dow Jones U.S. Mid-Cap Total Stock Market Index	-1.86%
ETF Category: Morningstar Mid-Cap Blend[2]	-2.18%
Performance Details	pages 17-18

Schwab U.S. Small-Cap ETF (Ticker Symbol: SCHA)
Market Price Return[1]	-2.05%
NAV Return[1]	-2.16%
Dow Jones U.S. Small-Cap Total Stock Market Index	-2.19%
ETF Category: Morningstar Small Blend[2]	-2.89%
Performance Details	pages 19-20

Schwab U.S. Dividend Equity ETF (Ticker Symbol: SCHD)
Market Price Return[1]	-1.48%
NAV Return[1]	-1.67%
Dow Jones U.S. Dividend 100TM Index	-1.64%
ETF Category: Morningstar Large Value[2]	-2.25%
Performance Details	pages 21-22
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones Indices are products of S& P Dow Jones Indices LLC and/or its affiliates, and have been licensed for use by CSIM. The Schwab U.S. Equity ETFs, based on their respective Dow Jones Indices, are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such products.
[1]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
From the President

Jonathan de St. Paer
President of Charles Schwab
Investment Management, Inc.
and the funds covered
in this report.
Dear Shareholder,
The six-month reporting period ended February 29, 2020, ushered in a time of uncertainty that most Americans haven’t seen in their lifetimes. Up until the last week of February, U.S. stock market performance was strong, with the longest bull market cycle in history continuing and major equity indices hitting new highs. But then, COVID-19—whose effects had seemed mainly confined to China—began to spread quickly around the world, affecting millions of people and sending stock markets reeling. As February 2020 drew to a close, U.S. stocks experienced their worst week since the 2008 financial crisis. In this period, the S&P 500® Index, a bellwether for the overall U.S. stock market, dropped more than 10% in six days. For the six-month reporting period ended February 29, 2020, the S&P 500® Index returned 1.9%, erasing double-digit gains from earlier in the period.
We can’t know what the full human impact of the COVID-19 outbreak will be or how long the economic impact will last. The sudden health crisis and U.S. market decline have understandably rattled investors, leading many to seek the perceived safety of asset classes such as cash. Market volatility and declines can be difficult to withstand, and can engender strong emotional reactions, such as selling out of fear or staying on the sidelines. In the longer-term, this can often make the investing outcomes worse. At times like these it’s important to remember that all market cycles, no matter how long—and whether up or down—ultimately come to an end.
At Charles Schwab Investment Management, we are committed to serving our clients through this challenging time. We believe that maintaining a long-term investing plan and a portfolio with exposure to a mix of asset classes that perform differently over time is one of the best ways to weather the inevitable ups and downs that come with investing. While market volatility and uncertainty can be unsettling, we believe that having a diversified portfolio and investing plan to rely on can make it easier for investors to achieve their long-term goals, even during difficult times like these.
Thank you for investing with Charles Schwab Investment Management. For more information about the Schwab U.S. Equity ETFs, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ At Charles Schwab Investment Management, we are committed to serving our clients through this challenging time.”
Past performance cannot guarantee future results.
Diversification and asset allocation strategies do not ensure a profit and cannot protect against losses in a declining market.
Management views may have changed since the report date.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
The Investment Environment

Up until the final week of the six-month reporting period ended February 29, 2020, U.S. equity markets were positive, with major market indices hitting new highs in mid-February. In the final week of the reporting period, however, the expanding COVID-19 outbreak sent ripples through every corner of the global economy, driving a global selloff that sent major market indices into bear-market territory resulting in the fastest stock market correction (commonly defined as a decline of 10% or more) in the U.S. on record, more than erasing 2020’s strong gains. For the reporting period, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 1.92%. Mid- and small-cap stocks were weaker, with the Dow Jones U.S. Mid-Cap Total Stock Market Index and the Russell 2000® Index returning -1.86% and -0.52%, respectively. Growth stocks outperformed value. Markets outside the U.S. were mixed over the reporting period. The MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returned -0.91%, while the MSCI Emerging Markets Index (Net)* returned 2.93%.
Steady, albeit slowing, economic growth, accommodative monetary policy, and robust consumer spending helped propel U.S. stock markets to new highs in mid-February. The U.S. economy, despite escalating trade tensions with China over much of the reporting period, maintained steady growth in its record eleventh year of expansion, although at a slowing pace. In December, an announced partial trade resolution between the U.S. and China helped ease market tensions. U.S. gross domestic product (GDP) grew at an annual rate of 2.1% in the third and fourth quarters of 2019, up from 2.0% in the second quarter. Unemployment remained low, ending the period close to its lowest rate in 50 years. Consumer confidence remained solid for most of the reporting period. Inflation crept slightly higher over the reporting period. Amid growing signs of global economic weakness that threatened to dampen U.S. economic growth, along with continued low inflation and weakness in manufacturing—and following one 0.25% interest-rate cut in July—the Federal Reserve (Fed) enacted two interest rate cuts during the period—in September and October. The federal funds rate ended the reporting period in a range of 1.50% to 1.75%.
Asset Class Performance Comparison % returns during the 6 months ended February 29, 2020

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
The Investment Environment (continued)

Outside the U.S., conditions continued to soften, dampened by slowing economic output, slumping world trade, geopolitical concerns, and, particularly towards the end of the reporting period, the COVID-19 outbreak. Oil prices struggled for much of the period amid rising U.S. crude production, falling steeply to the lowest price in more than a year by the end of the reporting period. In the eurozone, growth slowed, subdued by strikes in France that dampened manufacturing output and political unrest in Italy, among other things. In January, Brexit occurred with the formal departure of the United Kingdom from the European Union, although many uncertainties remain. Amid the economic and political turmoil leading up to its departure, the United Kingdom’s growth was volatile with GDP growing in the third quarter of 2019 after shrinking in the second quarter. United Kingdom GDP was flat in the fourth quarter of 2019. Japan’s economy shrank over the reporting period, particularly during the final quarter of 2019 as a sales tax increase took effect and business spending tumbled. Several Asian economies, including emerging market countries such as China and India, slowed but still outpaced many developed economies. China’s economy slowed amid trade pressure from the U.S. and sluggish demand from home and abroad, while India’s economy was dampened primarily as a result of a fall in factory output and exports and a slowdown in investment. In response to the economic environment, to bolster growth, and to help ensure stability given ongoing trade tensions, a number of central banks reduced their policy rates, while others maintained low—and for some international central banks, negative—interest rates.
COVID-19, first reported in China at the end of December and rapidly spreading to other countries by February, took a dramatic toll on global markets, disrupting supply chains, lowering earnings expectations, and spooking investors. Over the course of the final six trading days of the reporting period, the S&P 500® Index fell over 10% from its peak, wiping out trillions in market value. The market drop was broadly felt. Fed Chairman Jerome Powell signaled that the Fed was prepared to cut interest rates to help protect the economy from the widening global slowdown. (Following the end of the reporting period, at the beginning of March, the Fed cut the federal funds rate by 0.50%. In mid-March, the Fed lowered the federal funds rate again, cutting it by 1.00% to a range of 0.00% to 0.25%.)
Although all sectors suffered in the final week of February, among the sectors in the Dow Jones U.S. Broad Market Index, the information technology sector was the strongest performer for the reporting period, rising on a combination of strong fundamentals, ongoing economic strength, rising demand, and continued solid balance sheets with large cash balances and relatively low debt. The health care sector was the next-strongest performer for the reporting period. Supported by an aging population that portends more-extensive drug treatments and medical care, the health care sector exhibited solid fundamentals and strong balance sheets with substantial cash. The weakest performing sector of the reporting period was the energy sector, which suffered as a result of falling oil prices driven by demand concerns related to the COVID-19 outbreak in China further slowing global growth, as well as from growing U.S. crude oil production from fracking. The materials sector underperformed, impacted by fluctuations in the global economy, the ongoing U.S.-China trade war, and the COVID-19 outbreak.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
Fund Management

Christopher Bliss, CFA, Vice President and Head of Passive Equity Strategies, leads the portfolio management team for Schwab’s passive equity mutual funds and ETFs. He also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays Global Investors) managing and leading institutional index teams, most recently as a managing director and head of the Americas institutional index team. Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Jeremy Brown, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2017, Mr. Brown spent six years with ALPS Advisors, Inc. in Denver, most recently as a senior analyst on the ETF portfolio management and research team where he performed portfolio management, trading and analytics/research functions for ALPS ETFs and passive funds. Additionally, Mr. Brown led a number of investment research, commentary, industry trend analysis, and sales and marketing support initiatives.

Ferian Juwono, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and two years as a senior business analyst. Prior to that, Mr. Juwono worked for more than four years as a senior financial analyst with Union Bank of California.

Sabya Sinha, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2015, Mr. Sinha spent a year at F-Squared Investments on the product development and analytics team. Prior to F-Squared, he worked at IndexIQ Advisors as a senior index portfolio manager for three years and for Bank of America’s Columbia Management subsidiary as a portfolio manager for three years.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Broad Market ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab U.S. Broad Market ETF (11/3/09)
Market Price Return[2]	1.86%	6.84%	8.68%	12.46%
NAV Return[2]	1.70%	6.83%	8.66%	12.46%
Dow Jones U.S. Broad Stock Market Index	1.71%	6.84%	8.69%	12.48%
ETF Category: Morningstar Large Blend[3]	0.49%	5.39%	7.22%	11.06%
Fund Expense Ratio[4]: 0.03%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Broad Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Broad Market ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Broad Market ETF
Performance and Fund Facts as of February 29, 2020

Statistics1
Number of Holdings	2,462
Weighted Average Market Cap (millions)	$244,270
Price/Earnings Ratio (P/E)	19.5
Price/Book Ratio (P/B)	2.9
Portfolio Turnover Rate	2%[2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab 1000 Index ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Returns1
Fund and Inception Date	6 Months	1 Year	Since Inception*
Fund: Schwab 1000 Index ETF (10/11/17)
Market Price Return[2]	1.96%	7.81%	8.24%
NAV Return[2]	1.92%	7.77%	8.24%
Schwab 1000 Index®	1.91%	7.80%	8.29%
Russell 1000® Index	1.97%	7.82%	8.33%
ETF Category: Morningstar Large Blend[3]	0.49%	5.39%	N/A
Fund Expense Ratio[4]: 0.05%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
*	Inception (10/11/17) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab 1000 Index ETF
Performance and Fund Facts as of February 29, 2020

Statistics1
Number of Holdings	1,002
Weighted Average Market Cap (millions)	$258,281
Price/Earnings Ratio (P/E)	19.8
Price/Book Ratio (P/B)	3.0
Portfolio Turnover Rate	3%[2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Large-Cap ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab U.S. Large-Cap ETF (11/3/09)
Market Price Return[2]	2.36%	8.26%	9.16%	12.59%
NAV Return[2]	2.08%	8.08%	9.10%	12.58%
Dow Jones U.S. Large-Cap Total Stock Market Index	2.10%	8.10%	9.12%	12.65%
ETF Category: Morningstar Large Blend[3]	0.49%	5.39%	7.22%	11.06%
Fund Expense Ratio[4]: 0.03%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Large-Cap Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Large-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Large-Cap ETF
Performance and Fund Facts as of February 29, 2020

Statistics1
Number of Holdings	758
Weighted Average Market Cap (millions)	$267,380
Price/Earnings Ratio (P/E)	19.8
Price/Book Ratio (P/B)	3.0
Portfolio Turnover Rate	3%[2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Large-Cap Growth ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab U.S. Large-Cap Growth ETF (12/11/09)
Market Price Return[2]	6.76%	16.06%	11.59%	14.44%
NAV Return[2]	6.56%	15.92%	11.57%	14.44%
Dow Jones U.S. Large-Cap Growth Total Stock Market Index	6.58%	15.96%	11.61%	14.53%
ETF Category: Morningstar Large Growth[3]	3.62%	10.78%	10.04%	13.01%
Fund Expense Ratio[4]: 0.04%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Large-Cap Growth Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Large-Cap Growth ETF is not sponsored, endorsed, sold or promoted by S& P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Large-Cap Growth ETF
Performance and Fund Facts as of February 29, 2020

Statistics1
Number of Holdings	351
Weighted Average Market Cap (millions)	$404,290
Price/Earnings Ratio (P/E)	25.0
Price/Book Ratio (P/B)	4.8
Portfolio Turnover Rate	6%[2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Large-Cap Value ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab U.S. Large-Cap Value ETF (12/11/09)
Market Price Return[2]	-2.00%	0.19%	6.57%	10.63%
NAV Return[2]	-2.23%	0.02%	6.55%	10.64%
Dow Jones U.S. Large-Cap Value Total Stock Market Index	-2.20%	0.06%	6.61%	10.76%
ETF Category: Morningstar Large Value[3]	-2.25%	-0.73%	4.91%	9.49%
Fund Expense Ratio[4]: 0.04%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Large-Cap Value Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Large-Cap Value ETF is not sponsored, endorsed, sold or promoted by S& P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Large-Cap Value ETF
Performance and Fund Facts as of February 29, 2020

Statistics1
Number of Holdings	410
Weighted Average Market Cap (millions)	$113,456
Price/Earnings Ratio (P/E)	16.0
Price/Book Ratio (P/B)	2.2
Portfolio Turnover Rate	15%[2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Mid-Cap ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. Mid-Cap ETF (1/13/11)
Market Price Return[2]	-1.86%	-0.99%	6.37%	10.33%
NAV Return[2]	-1.86%	-0.86%	6.39%	10.34%
Dow Jones U.S. Mid-Cap Total Stock Market Index	-1.86%	-0.85%	6.42%	10.38%
ETF Category: Morningstar Mid-Cap Blend[3]	-2.18%	-1.62%	4.04%	N/A
Fund Expense Ratio[4]: 0.04%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Mid-Cap Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Mid-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
*	Inception (1/13/11) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Mid-Cap ETF
Performance and Fund Facts as of February 29, 2020

Statistics1
Number of Holdings	505
Weighted Average Market Cap (millions)	$7,838
Price/Earnings Ratio (P/E)	17.6
Price/Book Ratio (P/B)	2.2
Portfolio Turnover Rate	15%[2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Small-Cap ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab U.S. Small-Cap ETF (11/3/09)
Market Price Return[2]	-2.05%	-4.38%	4.85%	10.94%
NAV Return[2]	-2.16%	-4.58%	4.82%	10.92%
Dow Jones U.S. Small-Cap Total Stock Market Index	-2.19%	-4.61%	4.80%	10.93%
ETF Category: Morningstar Small Blend[3]	-2.89%	-6.80%	3.80%	9.56%
Fund Expense Ratio[4]: 0.04%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Small-company stocks may be subject to greater volatility than many other asset classes.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Small-Cap Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Small-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Small-Cap ETF
Performance and Fund Facts as of February 29, 2020

Statistics1
Number of Holdings	1,731
Weighted Average Market Cap (millions)	$3,082
Price/Earnings Ratio (P/E)	16.6
Price/Book Ratio (P/B)	1.7
Portfolio Turnover Rate	8%[2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Dividend Equity ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. Dividend Equity ETF (10/20/11)
Market Price Return[2]	-1.48%	2.72%	8.05%	12.23%
NAV Return[2]	-1.67%	2.64%	8.04%	12.22%
Dow Jones U.S. Dividend 100TM Index	-1.64%	2.71%	8.14%	12.34%
ETF Category: Morningstar Large Value[3]	-2.25%	-0.73%	4.91%	N/A
Fund Expense Ratio[4]: 0.06%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
The fund may underperform other funds that do not limit their investment to dividend paying stocks. Stocks held by the fund may reduce or stop paying dividends, affecting the fund’s ability to generate income. Diversification strategies do not ensure a profit and do not protect against losses in declining markets.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Dividend 100TM Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Dividend Equity ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
*	Inception (10/20/11) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Dividend Equity ETF
Performance and Fund Facts as of February 29, 2020

Statistics1
Number of Holdings	100
Weighted Average Market Cap (millions)	$121,179
Price/Earnings Ratio (P/E)	16.3
Price/Book Ratio (P/B)	3.3
Portfolio Turnover Rate	5%[2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning September 1, 2019 and held through February 29, 2020.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 9/1/19	Ending Account Value (Net of Expenses) at 2/29/20	Expenses Paid During Period 9/1/19-2/29/20[2]
Schwab U.S. Broad Market ETF
Actual Return	0.03%	$1,000.00	$1,017.00	$0.15
Hypothetical 5% Return	0.03%	$1,000.00	$1,024.75	$0.15
Schwab 1000 Index ETF
Actual Return	0.05%	$1,000.00	$1,019.20	$0.25
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.65	$0.25
Schwab U.S. Large-Cap ETF
Actual Return	0.03%	$1,000.00	$1,020.80	$0.15
Hypothetical 5% Return	0.03%	$1,000.00	$1,024.75	$0.15
Schwab U.S. Large-Cap Growth ETF
Actual Return	0.04%	$1,000.00	$1,065.60	$0.21
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.70	$0.20
Schwab U.S. Large-Cap Value ETF
Actual Return	0.04%	$1,000.00	$977.70	$0.20
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.70	$0.20
Schwab U.S. Mid-Cap ETF
Actual Return	0.04%	$1,000.00	$981.40	$0.20
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.70	$0.20
Schwab U.S. Small-Cap ETF
Actual Return	0.04%	$1,000.00	$978.40	$0.20
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.70	$0.20
Schwab U.S. Dividend Equity ETF
Actual Return	0.06%	$1,000.00	$983.30	$0.30
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.60	$0.30

[1]	Based on the most recent six-month expense ratio.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by 366 days of the fiscal year.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Broad Market ETF
Financial Statements
Financial Highlights
	9/1/19– 2/29/20*	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16	9/1/14– 8/31/15
Per-Share Data
Net asset value at beginning of period	$70.13	$70.55	$59.72	$52.42	$48.02	$48.75
Income (loss) from investment operations:
Net investment income (loss)[1]	0.80	1.43	1.18	1.12	1.03	0.99
Net realized and unrealized gains (losses)	0.42	(0.55)	10.77	7.20	4.34	(0.79)
Total from investment operations	1.22	0.88	11.95	8.32	5.37	0.20
Less distributions:
Distributions from net investment income	(0.80)	(1.30)	(1.12)	(1.02)	(0.97)	(0.93)
Net asset value at end of period	$70.55	$70.13	$70.55	$59.72	$52.42	$48.02
Total return	1.70%[2]	1.35%	20.20%	16.03%	11.35%	0.33%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%[3]	0.03%	0.03%	0.03%	0.03%[4]	0.04%
Net investment income (loss)	2.15%[3]	2.12%	1.81%	1.99%	2.09%	1.98%
Portfolio turnover rate[5]	2%[2]	4%	4%	4%	5%	3%
Net assets, end of period (x 1,000)	$14,772,891	$14,877,368	$13,326,391	$10,215,289	$6,858,980	$4,919,185

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective November 17, 2015, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/16 is a blended ratio.
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Condensed Portfolio Holdings  as of February 29, 2020 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 0.8%
Other Securities		0.8	121,613,781

Banks 5.2%
Bank of America Corp.	4,105,674	0.8	117,011,709
Citigroup, Inc.	1,106,704	0.5	70,231,436
JPMorgan Chase & Co.	1,591,293	1.3	184,765,030
Wells Fargo & Co.	1,953,306	0.6	79,792,550
Other Securities		2.0	314,310,213
		5.2	766,110,938

Capital Goods 6.7%
Honeywell International, Inc.	362,165	0.4	58,732,298
The Boeing Co.	271,188	0.5	74,606,531
Other Securities		5.8	855,535,749
		6.7	988,874,578

Commercial & Professional Services 1.1%
Other Securities		1.1	168,219,701

Consumer Durables & Apparel 1.3%
NIKE, Inc., Class B	631,745	0.4	56,465,368
Other Securities		0.9	140,580,114
		1.3	197,045,482

Consumer Services 2.1%
McDonald's Corp.	381,838	0.5	74,141,484
Other Securities		1.6	235,755,472
		2.1	309,896,956

Diversified Financials 5.2%
Berkshire Hathaway, Inc., Class B *	991,117	1.4	204,507,082
The Charles Schwab Corp. (b)	576,261	0.2	23,482,636
Other Securities		3.6	538,859,227
		5.2	766,848,945

Energy 3.3%
Chevron Corp.	959,125	0.6	89,524,727
Exxon Mobil Corp.	2,146,404	0.8	110,411,022
Other Securities		1.9	286,029,487
		3.3	485,965,236

Security	Number of Shares	% of Net Assets	Value ($)
Food & Staples Retailing 1.4%
Costco Wholesale Corp.	223,933	0.5	62,956,524
Walmart, Inc.	719,028	0.5	77,424,935
Other Securities		0.4	61,103,308
		1.4	201,484,767

Food, Beverage & Tobacco 3.5%
PepsiCo, Inc.	706,645	0.6	93,298,339
Philip Morris International, Inc.	789,139	0.4	64,606,810
The Coca-Cola Co.	1,953,950	0.7	104,516,786
Other Securities		1.8	250,907,321
		3.5	513,329,256

Health Care Equipment & Services 6.3%
Abbott Laboratories	895,539	0.5	68,983,369
Medtronic plc	680,037	0.5	68,459,325
UnitedHealth Group, Inc.	480,449	0.8	122,495,277
Other Securities		4.5	664,707,708
		6.3	924,645,679

Household & Personal Products 1.7%
The Procter & Gamble Co.	1,263,152	1.0	143,026,701
Other Securities		0.7	102,737,837
		1.7	245,764,538

Insurance 2.5%
Other Securities		2.5	372,669,269

Materials 2.7%
Other Securities		2.7	394,673,971

Media & Entertainment 7.8%
Alphabet, Inc., Class A *	151,915	1.4	203,452,164
Alphabet, Inc., Class C *	151,538	1.4	202,959,390
Comcast Corp., Class A	2,304,243	0.6	93,160,544
Facebook, Inc., Class A *	1,220,469	1.6	234,903,668
Netflix, Inc. *	222,406	0.6	82,074,486
The Walt Disney Co.	914,380	0.7	107,576,807
Other Securities		1.5	236,729,916
		7.8	1,160,856,975

Pharmaceuticals, Biotechnology & Life Sciences 7.7%
AbbVie, Inc.	750,909	0.5	64,360,410
Amgen, Inc.	301,661	0.4	60,250,752
Bristol-Myers Squibb Co.	1,187,715	0.5	70,146,448
Johnson & Johnson	1,334,603	1.2	179,477,411
Merck & Co., Inc.	1,291,654	0.7	98,889,030

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Condensed Portfolio Holdings  as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Pfizer, Inc.	2,808,161	0.7	93,848,741
Thermo Fisher Scientific, Inc.	203,676	0.4	59,228,981
Other Securities		3.3	510,897,487
		7.7	1,137,099,260

Real Estate 4.1%
Other Securities		4.1	604,209,682

Retailing 6.0%
Amazon.com, Inc. *	211,190	2.7	397,829,162
The Home Depot, Inc.	553,075	0.8	120,481,858
Other Securities		2.5	364,018,098
		6.0	882,329,118

Semiconductors & Semiconductor Equipment 4.1%
Intel Corp.	2,205,248	0.8	122,435,369
NVIDIA Corp.	310,498	0.6	83,856,195
Other Securities		2.7	404,888,992
		4.1	611,180,556

Software & Services 13.4%
Accenture plc, Class A	322,168	0.4	58,180,319
Adobe, Inc. *	245,919	0.6	84,871,565
International Business Machines Corp.	448,975	0.4	58,434,096
Mastercard, Inc., Class A	450,135	0.9	130,651,684
Microsoft Corp.	3,867,941	4.3	626,645,121
PayPal Holdings, Inc. *	596,365	0.4	64,401,456
salesforce.com, Inc. *	450,393	0.5	76,746,967
Visa, Inc., Class A	868,074	1.1	157,781,130
Other Securities		4.8	719,200,440
		13.4	1,976,912,778

Technology Hardware & Equipment 5.9%
Apple, Inc.	2,117,569	3.9	578,858,662
Cisco Systems, Inc.	2,150,156	0.6	85,855,729
Other Securities		1.4	215,112,094
		5.9	879,826,485

Telecommunication Services 1.9%
AT&T, Inc.	3,703,294	0.9	130,430,015
Verizon Communications, Inc.	2,095,551	0.8	113,495,042
Other Securities		0.2	39,593,194
		1.9	283,518,251

Transportation 1.8%
Other Securities		1.8	259,872,428

Utilities 3.3%
NextEra Energy, Inc.	247,678	0.4	62,603,091
Other Securities		2.9	432,286,924
		3.3	494,890,015
Total Common Stock
(Cost $11,579,347,348)			14,747,838,645
Security	Number of Shares	% of Net Assets	Value ($)
Rights 0.0% of net assets

Materials 0.0%
Other Securities		0.0	6,692

Media 0.0%
Other Securities		0.0	3,586
Total Rights
(Cost $6,692)			10,278

Other Investment Companies 0.3% of net assets

Money Market Fund 0.1%
Other Securities		0.1	14,433,289

Securities Lending Collateral 0.2%
Other Securities		0.2	22,919,675
Total Other Investment Companies
(Cost $37,352,964)			37,352,964

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 03/20/20	143	21,100,365	(2,786,673)
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $22,021,632.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(d)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Condensed Portfolio Holdings  as of February 29, 2020 (Unaudited) (continued)

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended February 29, 2020:
	Market Value at 8/31/19	Gross Purchases	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Market Value at 2/29/20	Balance of Shares Held at 2/29/20	Dividends Received
The Charles Schwab Corp.	$23,118,065	$684,361	($1,929,182)	$83,308	$1,526,084	$23,482,636	576,261	$205,085

The following is a summary of the inputs used to value the fund’s investments as of February 29, 2020 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$14,747,838,645	$—	$—	$14,747,838,645
Rights[1]
Materials	—	—	6,692	6,692
Media	—	—	3,586	3,586
Other Investment Companies[1]	37,352,964	—	—	37,352,964
Liabilities
Futures Contracts[2]	(2,786,673)	—	—	(2,786,673)
Total	$14,782,404,936	$—	$10,278	$14,782,415,214
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Statement of Assets and Liabilities

As of February 29, 2020; unaudited
Assets
Investments in affiliated issuer, at value (cost $20,591,047)		$23,482,636
Investments in unaffiliated issuers, at value (cost $11,573,196,282) including securities on loan of $22,021,632		14,738,799,576
Collateral invested for securities on loan, at value (cost $22,919,675)		22,919,675
Deposit with broker for futures contracts		4,811,320
Receivables:
Investments sold		84,093,958
Dividends		26,632,240
Income from securities on loan	+	86,892
Total assets		14,900,826,297
Liabilities
Collateral held for securities on loan		22,919,675
Payables:
Investments bought		17,006,466
Management fees		379,359
Fund shares redeemed		84,751,093
Variation margin on futures contracts		2,786,390
Due to custodian	+	92,121
Total liabilities		127,935,104
Net Assets
Total assets		14,900,826,297
Total liabilities	–	127,935,104
Net assets		$14,772,891,193
Net Assets by Source
Capital received from investors		11,397,474,384
Total distributable earnings		3,375,416,809

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$14,772,891,193		209,400,000		$70.55

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Statement of Operations

For the period September 1, 2019 through February 29, 2020; unaudited
Investment Income
Dividends received from affiliated issuer		$205,085
Dividends received from unaffiliated issuers (net of foreign withholding tax of $8,651)		171,312,774
Securities on loan, net	+	693,983
Total investment income		172,211,842
Expenses
Management fees		2,353,249
Total expenses	–	2,353,249
Net investment income		169,858,593
Realized and Unrealized Gains (Losses)
Net realized losses on affiliated issuer		(255,156)
Net realized losses on unaffiliated investments		(33,999,605)
Net realized gains on in-kind redemptions on affiliated issuer		338,464
Net realized gains on in-kind redemptions on unaffiliated investments		254,292,427
Net realized gains on futures contracts	+	1,318,882
Net realized gains		221,695,012
Net change in unrealized appreciation (depreciation) on affiliated issuer		1,526,084
Net change in unrealized appreciation (depreciation) on unaffiliated investments		(119,402,845)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(2,883,809)
Net change in unrealized appreciation (depreciation)	+	(120,760,570)
Net realized and unrealized gains		100,934,442
Increase in net assets resulting from operations		$270,793,035

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/19-2/29/20		9/1/18-8/31/19
Net investment income		$169,858,593	$294,788,603
Net realized gains		221,695,012	554,655,585
Net change in unrealized appreciation (depreciation)	+	(120,760,570)	(555,447,484)
Increase in net assets resulting from operations		270,793,035	293,996,704
Distributions to Shareholders
Total distributions		($170,378,385)	($265,289,790)

Transactions in Fund Shares
		9/1/19-2/29/20		9/1/18-8/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,100,000	$302,221,598	42,400,000	$2,804,352,289
Shares redeemed	+	(6,850,000)	(507,112,701)	(19,150,000)	(1,282,082,268)
Net transactions in fund shares		(2,750,000)	($204,891,103)	23,250,000	$1,522,270,021
Shares Outstanding and Net Assets
		9/1/19-2/29/20		9/1/18-8/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		212,150,000	$14,877,367,646	188,900,000	$13,326,390,711
Total increase or decrease	+	(2,750,000)	(104,476,453)	23,250,000	1,550,976,935
End of period		209,400,000	$14,772,891,193	212,150,000	$14,877,367,646

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Financial Statements
Financial Highlights
	9/1/19– 2/29/20*	9/1/18– 8/31/19	10/11/17[1]– 8/31/18
Per-Share Data
Net asset value at beginning of period	$28.80	$28.62	$25.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.33	0.57	0.44
Net realized and unrealized gains (losses)	0.23	0.10	3.47
Total from investment operations	0.56	0.67	3.91
Less distributions:
Distributions from net investment income	(0.32)	(0.49)	(0.29)
Net asset value at end of period	$29.04	$28.80	$28.62
Total return	1.92%[3]	2.42%	15.72%[3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05%[4]	0.05%	0.05%[4]
Net investment income (loss)	2.15%[4]	2.06%	1.87%[4]
Portfolio turnover rate[5]	3%[3]	5%	3%[3]
Net assets, end of period (x 1,000)	$908,806	$838,213	$486,487

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Annualized.
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Condensed Portfolio Holdings  as of February 29, 2020 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 0.8%
Other Securities		0.8	7,061,129

Banks 4.9%
Bank of America Corp.	266,874	0.9	7,605,909
Citigroup, Inc.	71,963	0.5	4,566,772
JPMorgan Chase & Co.	103,454	1.3	12,012,044
Wells Fargo & Co.	126,870	0.6	5,182,639
Other Securities		1.6	15,175,284
		4.9	44,542,648

Capital Goods 6.5%
Honeywell International, Inc.	23,544	0.4	3,818,130
The Boeing Co.	17,623	0.5	4,848,264
Other Securities		5.6	50,429,896
		6.5	59,096,290

Commercial & Professional Services 1.0%
Other Securities		1.0	9,005,050

Consumer Durables & Apparel 1.2%
NIKE, Inc., Class B	41,061	0.4	3,670,032
Other Securities		0.8	7,511,003
		1.2	11,181,035

Consumer Services 2.0%
McDonald's Corp.	24,824	0.5	4,820,076
Other Securities		1.5	13,549,628
		2.0	18,369,704

Diversified Financials 5.1%
Berkshire Hathaway, Inc., Class B *	64,543	1.5	13,317,803
The Charles Schwab Corp. (a)	37,499	0.2	1,528,084
Other Securities		3.4	31,439,790
		5.1	46,285,677

Energy 3.3%
Chevron Corp.	62,317	0.7	5,816,669
Exxon Mobil Corp.	139,448	0.8	7,173,205
Other Securities		1.8	17,089,021
		3.3	30,078,895

Security	Number of Shares	% of Net Assets	Value ($)
Food & Staples Retailing 1.4%
Costco Wholesale Corp.	14,559	0.5	4,093,117
Walmart, Inc.	46,753	0.6	5,034,363
Other Securities		0.3	3,606,377
		1.4	12,733,857

Food, Beverage & Tobacco 3.6%
PepsiCo, Inc.	45,957	0.7	6,067,703
Philip Morris International, Inc.	51,279	0.5	4,198,212
The Coca-Cola Co.	127,104	0.8	6,798,793
Other Securities		1.6	15,328,999
		3.6	32,393,707

Health Care Equipment & Services 6.2%
Abbott Laboratories	58,261	0.5	4,487,845
Medtronic plc	44,250	0.5	4,454,647
UnitedHealth Group, Inc.	31,220	0.9	7,959,851
Other Securities		4.3	39,793,387
		6.2	56,695,730

Household & Personal Products 1.7%
The Procter & Gamble Co.	82,307	1.0	9,319,622
Other Securities		0.7	6,146,537
		1.7	15,466,159

Insurance 2.5%
Other Securities		2.5	22,857,297

Materials 2.5%
Other Securities		2.5	23,106,607

Media & Entertainment 8.2%
Alphabet, Inc., Class A *	9,877	1.5	13,227,772
Alphabet, Inc., Class C *	9,853	1.5	13,196,419
Comcast Corp., Class A	149,826	0.7	6,057,465
Facebook, Inc., Class A *	79,361	1.7	15,274,612
Netflix, Inc. *	14,468	0.6	5,339,126
The Walt Disney Co.	59,404	0.8	6,988,881
Other Securities		1.4	14,107,893
		8.2	74,192,168

Pharmaceuticals, Biotechnology & Life Sciences 7.6%
AbbVie, Inc.	48,746	0.5	4,178,020
Amgen, Inc.	19,585	0.4	3,911,712
Bristol-Myers Squibb Co.	77,270	0.5	4,563,566
Johnson & Johnson	86,738	1.3	11,664,526
Merck & Co., Inc.	83,926	0.7	6,425,375

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Condensed Portfolio Holdings  as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Pfizer, Inc.	182,428	0.7	6,096,744
Thermo Fisher Scientific, Inc.	13,213	0.4	3,842,340
Other Securities		3.1	28,362,235
		7.6	69,044,518

Real Estate 3.8%
Other Securities		3.8	34,683,044

Retailing 6.1%
Amazon.com, Inc. *	13,732	2.9	25,867,655
The Home Depot, Inc.	35,957	0.9	7,832,873
Other Securities		2.3	21,787,000
		6.1	55,487,528

Semiconductors & Semiconductor Equipment 4.2%
Intel Corp.	143,401	0.9	7,961,623
NVIDIA Corp.	20,174	0.6	5,448,392
Other Securities		2.7	25,131,973
		4.2	38,541,988

Software & Services 13.8%
Accenture plc, Class A	20,925	0.4	3,778,846
Adobe, Inc. *	15,952	0.6	5,505,354
International Business Machines Corp.	29,188	0.4	3,798,818
Mastercard, Inc., Class A	29,277	0.9	8,497,649
Microsoft Corp.	251,579	4.5	40,758,314
PayPal Holdings, Inc. *	38,695	0.5	4,178,673
salesforce.com, Inc. *	29,232	0.6	4,981,133
Visa, Inc., Class A	56,463	1.1	10,262,715
Other Securities		4.8	43,890,754
		13.8	125,652,256

Technology Hardware & Equipment 6.1%
Apple, Inc.	137,758	4.2	37,657,527
Cisco Systems, Inc.	139,811	0.6	5,582,653
Other Securities		1.3	11,878,386
		6.1	55,118,566

Telecommunication Services 2.0%
AT&T, Inc.	240,802	1.0	8,481,047
Verizon Communications, Inc.	136,321	0.8	7,383,145
Other Securities		0.2	2,007,748
		2.0	17,871,940

Security	Number of Shares	% of Net Assets	Value ($)
Transportation 1.8%
Other Securities		1.8	16,039,122

Utilities 3.4%
NextEra Energy, Inc.	16,103	0.5	4,070,194
Other Securities		2.9	26,986,821
		3.4	31,057,015
Total Common Stock
(Cost $842,162,959)			906,561,930

Other Investment Companies 0.1% of net assets

Money Market Fund 0.1%
Other Securities		0.1	511,224

Securities Lending Collateral 0.0%
Other Securities		0.0	92,750
Total Other Investment Companies
(Cost $603,974)			603,974

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 03/20/20	14	2,065,770	(215,066)
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $91,000.
(c)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended February 29, 2020:
	Market Value at 8/31/19	Gross Purchases	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Market Value at 2/29/20	Balance of Shares Held at 2/29/20	Dividends Received
The Charles Schwab Corp.	$1,387,479	$149,087	($90,621)	($13,921)	$96,060	$1,528,084	37,499	$12,749

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Condensed Portfolio Holdings  as of February 29, 2020 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 29, 2020 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$906,561,930	$—	$—	$906,561,930
Other Investment Companies[1]	603,974	—	—	603,974
Liabilities
Futures Contracts[2]	(215,066)	—	—	(215,066)
Total	$906,950,838	$—	$—	$906,950,838
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Statement of Assets and Liabilities

As of February 29, 2020; unaudited
Assets
Investments in affiliated issuer, at value (cost $1,752,204)		$1,528,084
Investments in unaffiliated issuers, at value (cost $840,921,979) including securities on loan of $91,000		905,545,070
Collateral invested for securities on loan, at value (cost $92,750)		92,750
Deposit with broker for futures contracts		296,653
Receivables:
Investments sold		78,350
Dividends		1,659,253
Income from securities on loan	+	204
Total assets		909,200,364
Liabilities
Collateral held for securities on loan		92,750
Payables:
Investments bought		48,009
Management fees		38,256
Variation margin on futures contracts	+	215,039
Total liabilities		394,054
Net Assets
Total assets		909,200,364
Total liabilities	–	394,054
Net assets		$908,806,310
Net Assets by Source
Capital received from investors		845,038,784
Total distributable earnings		63,767,526

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$908,806,310		31,300,000		$29.04

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Statement of Operations

For the period September 1, 2019 through February 29, 2020; unaudited
Investment Income
Dividends received from affiliated issuer		$12,749
Dividends received from unaffiliated issuers (net of foreign withholding tax of $184)		10,012,187
Securities on loan, net	+	1,004
Total investment income		10,025,940
Expenses
Management fees		226,161
Total expenses	–	226,161
Net investment income		9,799,779
Realized and Unrealized Gains (Losses)
Net realized losses on affiliated issuer		(16,040)
Net realized losses on unaffiliated investments		(4,307,024)
Net realized gains on in-kind redemptions on affiliated issuer		2,119
Net realized gains on in-kind redemptions on unaffiliated investments		3,498,036
Net realized gains on futures contracts	+	248,639
Net realized losses		(574,270)
Net change in unrealized appreciation (depreciation) on affiliated issuer		96,060
Net change in unrealized appreciation (depreciation) on unaffiliated investments		1,637,743
Net change in unrealized appreciation (depreciation) on futures contracts	+	(229,116)
Net change in unrealized appreciation (depreciation)	+	1,504,687
Net realized and unrealized gains		930,417
Increase in net assets resulting from operations		$10,730,196

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/19-2/29/20		9/1/18-8/31/19
Net investment income		$9,799,779	$14,379,283
Net realized gains (losses)		(574,270)	8,715,101
Net change in unrealized appreciation (depreciation)	+	1,504,687	24,311,946
Increase in net assets resulting from operations		10,730,196	47,406,330
Distributions to Shareholders
Total distributions		($9,528,940)	($11,758,680)

Transactions in Fund Shares
		9/1/19-2/29/20		9/1/18-8/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,600,000	$81,509,208	16,200,000	$422,614,476
Shares redeemed	+	(400,000)	(12,117,594)	(4,100,000)	(106,536,181)
Net transactions in fund shares		2,200,000	$69,391,614	12,100,000	$316,078,295
Shares Outstanding and Net Assets
		9/1/19-2/29/20		9/1/18-8/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		29,100,000	$838,213,440	17,000,000	$486,487,495
Total increase	+	2,200,000	70,592,870	12,100,000	351,725,945
End of period		31,300,000	$908,806,310	29,100,000	$838,213,440

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Financial Statements
Financial Highlights
	9/1/19– 2/29/20*	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16	9/1/14– 8/31/15
Per-Share Data
Net asset value at beginning of period	$70.00	$69.53	$59.10	$51.75	$47.30	$47.99
Income (loss) from investment operations:
Net investment income (loss)[1]	0.81	1.47	1.19	1.15	1.03	1.01
Net realized and unrealized gains (losses)	0.68	0.33	10.39	7.24	4.41	(0.77)
Total from investment operations	1.49	1.80	11.58	8.39	5.44	0.24
Less distributions:
Distributions from net investment income	(0.80)	(1.33)	(1.15)	(1.04)	(0.99)	(0.93)
Net asset value at end of period	$70.69	$70.00	$69.53	$59.10	$51.75	$47.30
Total return	2.08%[2]	2.70%	19.79%	16.39%	11.66%	0.43%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%[3]	0.03%	0.03%	0.03%	0.03%[4]	0.04%
Net investment income (loss)	2.18%[3]	2.19%	1.86%	2.07%	2.13%	2.04%
Portfolio turnover rate[5]	3%[2]	4%	3%	4%	4%	4%
Net assets, end of period (x 1,000)	$18,441,771	$17,785,958	$14,989,877	$9,824,643	$6,218,346	$4,329,918

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective November 12, 2015, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/16 is a blended ratio.
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Condensed Portfolio Holdings  as of February 29, 2020 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 0.8%
Other Securities		0.8	145,518,319

Banks 4.7%
Bank of America Corp.	5,615,713	0.9	160,047,820
Citigroup, Inc.	1,512,791	0.5	96,001,717
JPMorgan Chase & Co.	2,174,534	1.4	252,485,143
Wells Fargo & Co.	2,668,702	0.6	109,016,477
Other Securities		1.3	245,025,937
		4.7	862,577,094

Capital Goods 6.3%
Honeywell International, Inc.	495,128	0.4	80,294,908
The Boeing Co.	370,697	0.6	101,982,452
Other Securities		5.3	986,986,113
		6.3	1,169,263,473

Commercial & Professional Services 0.9%
Other Securities		0.9	171,429,683

Consumer Durables & Apparel 1.2%
NIKE, Inc., Class B	863,636	0.4	77,191,786
Other Securities		0.8	136,745,009
		1.2	213,936,795

Consumer Services 1.9%
McDonald's Corp.	522,093	0.6	101,374,798
Other Securities		1.3	252,866,638
		1.9	354,241,436

Diversified Financials 5.2%
Berkshire Hathaway, Inc., Class B *	1,355,545	1.5	279,703,155
The Charles Schwab Corp. (a)	787,278	0.2	32,081,578
Other Securities		3.5	646,946,384
		5.2	958,731,117

Energy 3.4%
Chevron Corp.	1,310,907	0.7	122,360,059
Exxon Mobil Corp.	2,933,594	0.8	150,904,075
Other Securities		1.9	353,600,621
		3.4	626,864,755

Security	Number of Shares	% of Net Assets	Value ($)
Food & Staples Retailing 1.4%
Costco Wholesale Corp.	306,066	0.5	86,047,395
Walmart, Inc.	983,408	0.6	105,893,374
Other Securities		0.3	68,214,994
		1.4	260,155,763

Food, Beverage & Tobacco 3.6%
PepsiCo, Inc.	966,532	0.7	127,611,220
Philip Morris International, Inc.	1,078,087	0.5	88,262,983
The Coca-Cola Co.	2,672,982	0.8	142,977,807
Other Securities		1.6	314,464,642
		3.6	673,316,652

Health Care Equipment & Services 6.3%
Abbott Laboratories	1,224,580	0.5	94,329,397
Medtronic plc	929,503	0.5	93,573,067
UnitedHealth Group, Inc.	656,737	0.9	167,441,666
Other Securities		4.4	799,573,891
		6.3	1,154,918,021

Household & Personal Products 1.8%
The Procter & Gamble Co.	1,728,578	1.1	195,726,887
Other Securities		0.7	129,153,750
		1.8	324,880,637

Insurance 2.5%
Other Securities		2.5	456,553,601

Materials 2.6%
Other Securities		2.6	473,396,671

Media & Entertainment 8.4%
Alphabet, Inc., Class A *	207,672	1.5	278,124,726
Alphabet, Inc., Class C *	207,165	1.5	277,462,299
Comcast Corp., Class A	3,145,899	0.7	127,188,697
Facebook, Inc., Class A *	1,668,220	1.8	321,082,303
Netflix, Inc. *	303,649	0.6	112,055,590
The Walt Disney Co.	1,249,723	0.8	147,029,911
Other Securities		1.5	279,007,401
		8.4	1,541,950,927

Pharmaceuticals, Biotechnology & Life Sciences 7.6%
AbbVie, Inc.	1,024,819	0.5	87,837,236
Amgen, Inc.	412,174	0.5	82,323,513
Bristol-Myers Squibb Co.	1,625,711	0.5	96,014,492
Johnson & Johnson	1,824,164	1.3	245,313,575
Merck & Co., Inc.	1,764,912	0.7	135,121,663

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Condensed Portfolio Holdings  as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Pfizer, Inc.	3,837,042	0.7	128,233,944
Thermo Fisher Scientific, Inc.	277,848	0.4	80,798,198
Other Securities		3.0	547,005,965
		7.6	1,402,648,586

Real Estate 3.6%
Other Securities		3.6	672,237,355

Retailing 6.2%
Amazon.com, Inc. *	288,700	3.0	543,838,625
The Home Depot, Inc.	756,235	0.9	164,738,232
Other Securities		2.3	436,942,041
		6.2	1,145,518,898

Semiconductors & Semiconductor Equipment 4.2%
Intel Corp.	3,015,194	0.9	167,403,571
NVIDIA Corp.	424,021	0.6	114,515,351
Other Securities		2.7	498,885,286
		4.2	780,804,208

Software & Services 13.9%
Accenture plc, Class A	439,951	0.4	79,450,751
Adobe, Inc. *	335,398	0.6	115,752,558
International Business Machines Corp.	613,808	0.4	79,887,111
Mastercard, Inc., Class A	615,625	1.0	178,685,156
Microsoft Corp.	5,288,296	4.7	856,756,835
PayPal Holdings, Inc. *	813,658	0.5	87,866,927
salesforce.com, Inc. *	614,615	0.6	104,730,396
Visa, Inc., Class A	1,186,979	1.2	215,745,303
Other Securities		4.5	842,135,371
		13.9	2,561,010,408

Technology Hardware & Equipment 6.1%
Apple, Inc.	2,895,125	4.3	791,411,370
Cisco Systems, Inc.	2,939,496	0.6	117,374,075
Other Securities		1.2	219,734,616
		6.1	1,128,520,061

Telecommunication Services 2.0%
AT&T, Inc.	5,064,380	1.0	178,367,464
Verizon Communications, Inc.	2,867,353	0.8	155,295,838
Other Securities		0.2	42,164,252
		2.0	375,827,554

Security	Number of Shares	% of Net Assets	Value ($)
Transportation 1.8%
Other Securities		1.8	326,899,505

Utilities 3.3%
NextEra Energy, Inc.	339,039	0.5	85,695,498
Other Securities		2.8	531,321,896
		3.3	617,017,394
Total Common Stock
(Cost $15,234,147,824)			18,398,218,913

Other Investment Companies 0.1% of net assets

Money Market Fund 0.0%
Other Securities		0.0	5,165,139

Securities Lending Collateral 0.1%
Other Securities		0.1	8,424,550
Total Other Investment Companies
(Cost $13,589,689)			13,589,689

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 03/20/20	253	37,331,415	(4,165,863)
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $8,003,207.
(c)	The rate shown is the 7-day yield.

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended February 29, 2020:
	Market Value at 8/31/19	Gross Purchases	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Market Value at 2/29/20	Balance of Shares Held at 2/29/20	Dividends Received
The Charles Schwab Corp.	$30,565,445	$2,949,132	($3,420,932)	$309,105	$1,678,828	$32,081,578	787,278	$272,768

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Condensed Portfolio Holdings  as of February 29, 2020 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 29, 2020 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$18,398,218,913	$—	$—	$18,398,218,913
Other Investment Companies[1]	13,589,689	—	—	13,589,689
Liabilities
Futures Contracts[2]	(4,165,863)	—	—	(4,165,863)
Total	$18,407,642,739	$—	$—	$18,407,642,739
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Statement of Assets and Liabilities

As of February 29, 2020; unaudited
Assets
Investments in affiliated issuer, at value (cost $30,531,101)		$32,081,578
Investments in unaffiliated issuers, at value (cost $15,208,781,862) including securities on loan of $8,003,207		18,371,302,474
Collateral invested for securities on loan, at value (cost $8,424,550)		8,424,550
Deposit with broker for futures contracts		6,578,976
Receivables:
Investments sold		71,883,492
Fund shares sold		176,713,013
Dividends		34,281,814
Income from securities on loan	+	5,644
Total assets		18,701,271,541
Liabilities
Collateral held for securities on loan		8,424,550
Payables:
Investments bought		153,968,729
Management fees		468,246
Fund shares redeemed		92,474,085
Variation margin on futures contracts	+	4,165,364
Total liabilities		259,500,974
Net Assets
Total assets		18,701,271,541
Total liabilities	–	259,500,974
Net assets		$18,441,770,567
Net Assets by Source
Capital received from investors		14,916,422,124
Total distributable earnings		3,525,348,443

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$18,441,770,567		260,900,000		$70.69

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Statement of Operations

For the period September 1, 2019 through February 29, 2020; unaudited
Investment Income
Dividends received from affiliated issuer		$272,768
Dividends received from unaffiliated issuers		210,718,137
Securities on loan, net	+	127,709
Total investment income		211,118,614
Expenses
Management fees		2,853,981
Total expenses	–	2,853,981
Net investment income		208,264,633
Realized and Unrealized Gains (Losses)
Net realized losses on affiliated issuer		(432,183)
Net realized losses on unaffiliated investments		(104,531,769)
Net realized gains on in-kind redemptions on affiliated issuer		741,288
Net realized gains on in-kind redemptions on unaffiliated investments		495,314,439
Net realized gains on futures contracts	+	4,292,590
Net realized gains		395,384,365
Net change in unrealized appreciation (depreciation) on affiliated issuer		1,678,828
Net change in unrealized appreciation (depreciation) on unaffiliated investments		(244,948,269)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(4,418,121)
Net change in unrealized appreciation (depreciation)	+	(247,687,562)
Net realized and unrealized gains		147,696,803
Increase in net assets resulting from operations		$355,961,436

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/19-2/29/20		9/1/18-8/31/19
Net investment income		$208,264,633	$340,417,546
Net realized gains		395,384,365	400,596,612
Net change in unrealized appreciation (depreciation)	+	(247,687,562)	(282,000,815)
Increase in net assets resulting from operations		355,961,436	459,013,343
Distributions to Shareholders
Total distributions		($204,415,300)	($302,865,295)

Transactions in Fund Shares
		9/1/19-2/29/20		9/1/18-8/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		23,150,000	$1,709,338,684	56,050,000	$3,767,929,713
Shares redeemed	+	(16,350,000)	(1,205,071,891)	(17,550,000)	(1,127,997,534)
Net transactions in fund shares		6,800,000	$504,266,793	38,500,000	$2,639,932,179
Shares Outstanding and Net Assets
		9/1/19-2/29/20		9/1/18-8/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		254,100,000	$17,785,957,638	215,600,000	$14,989,877,411
Total increase	+	6,800,000	655,812,929	38,500,000	2,796,080,227
End of period		260,900,000	$18,441,770,567	254,100,000	$17,785,957,638

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Financial Statements
Financial Highlights
	9/1/19– 2/29/20*	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16	9/1/14– 8/31/15
Per-Share Data
Net asset value at beginning of period	$84.02	$81.69	$65.55	$55.25	$51.93	$50.11
Income (loss) from investment operations:
Net investment income (loss)[1]	0.37	0.95	0.68	0.75	0.59	0.66
Net realized and unrealized gains (losses)	5.13	2.30	16.17	10.17	3.30	1.79
Total from investment operations	5.50	3.25	16.85	10.92	3.89	2.45
Less distributions:
Distributions from net investment income	(0.40)	(0.92)	(0.71)	(0.62)	(0.57)	(0.63)
Net asset value at end of period	$89.12	$84.02	$81.69	$65.55	$55.25	$51.93
Total return	6.56%[2]	4.09%	25.88%	19.89%	7.56%	4.87%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%[3]	0.04%	0.04%	0.05%[4]	0.07%[5]	0.07%
Net investment income (loss)	0.82%[3]	1.21%	0.93%	1.25%	1.14%	1.25%
Portfolio turnover rate[6]	6%[2]	14%	5%	5%	7%	10%
Net assets, end of period (x 1,000)	$8,956,326	$8,107,853	$6,886,721	$4,470,809	$2,980,475	$2,246,101

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective December 29, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
5
Effective November 17, 2015, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/16 is a blended ratio.
6
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Condensed Portfolio Holdings  as of February 29, 2020 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 0.7%
Tesla, Inc. *	90,707	0.7	60,591,369

Banks 0.2%
Other Securities		0.2	17,587,136

Capital Goods 5.2%
Lockheed Martin Corp.	158,162	0.7	58,499,379
The Boeing Co.	340,529	1.0	93,682,933
Other Securities		3.5	312,461,131
		5.2	464,643,443

Commercial & Professional Services 1.2%
Other Securities		1.2	103,777,895

Consumer Durables & Apparel 1.4%
NIKE, Inc., Class B	793,463	0.8	70,919,723
Other Securities		0.6	53,397,287
		1.4	124,317,010

Consumer Services 1.4%
Starbucks Corp.	751,854	0.7	58,967,909
Other Securities		0.7	68,349,344
		1.4	127,317,253

Diversified Financials 5.6%
Berkshire Hathaway, Inc., Class B *	1,245,635	2.9	257,024,326
CME Group, Inc.	228,210	0.5	45,372,712
S&P Global, Inc.	155,648	0.4	41,388,360
Other Securities		1.8	161,893,718
		5.6	505,679,116

Energy 0.5%
Other Securities		0.5	43,945,791

Food & Staples Retailing 0.9%
Costco Wholesale Corp.	281,381	0.8	79,107,454
Other Securities		0.1	4,694,832
		0.9	83,802,286

Food, Beverage & Tobacco 0.8%
Other Securities		0.8	69,472,144

Security	Number of Shares	% of Net Assets	Value ($)
Health Care Equipment & Services 8.5%
Anthem, Inc.	161,450	0.5	41,507,180
Becton Dickinson & Co.	172,212	0.5	40,955,458
Cigna Corp.	237,835	0.5	43,509,535
Danaher Corp.	407,021	0.7	58,847,096
Intuitive Surgical, Inc. *	73,591	0.4	39,294,650
Stryker Corp.	205,069	0.4	39,084,101
UnitedHealth Group, Inc.	603,367	1.7	153,834,450
Other Securities		3.8	348,525,108
		8.5	765,557,578

Household & Personal Products 0.4%
Other Securities		0.4	38,612,734

Insurance 1.0%
Other Securities		1.0	87,708,065

Materials 2.1%
Linde plc	342,335	0.7	65,389,408
Other Securities		1.4	118,710,347
		2.1	184,099,755

Media & Entertainment 13.9%
Alphabet, Inc., Class A *	190,732	2.9	255,437,831
Alphabet, Inc., Class C *	190,267	2.8	254,830,301
Charter Communications, Inc., Class A *	99,853	0.5	49,244,504
Facebook, Inc., Class A *	1,532,027	3.3	294,869,237
Netflix, Inc. *	278,801	1.1	102,885,933
The Walt Disney Co.	1,147,914	1.5	135,052,082
Other Securities		1.8	154,888,524
		13.9	1,247,208,412

Pharmaceuticals, Biotechnology & Life Sciences 4.3%
Biogen, Inc. *	115,015	0.4	35,469,476
Thermo Fisher Scientific, Inc.	255,388	0.8	74,266,830
Vertex Pharmaceuticals, Inc. *	163,869	0.4	36,711,572
Zoetis, Inc.	303,566	0.5	40,444,098
Other Securities		2.2	194,275,436
		4.3	381,167,412

Real Estate 3.4%
American Tower Corp.	282,054	0.7	63,969,847
Crown Castle International Corp.	264,855	0.4	37,951,073
Other Securities		2.3	201,670,850
		3.4	303,591,770

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Condensed Portfolio Holdings  as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Retailing 10.4%
Amazon.com, Inc. *	265,154	5.6	499,483,848
Booking Holdings, Inc. *	26,668	0.5	45,219,861
Lowe's Cos., Inc.	487,971	0.6	52,003,069
The Home Depot, Inc.	694,648	1.7	151,322,120
Other Securities		2.0	179,521,543
		10.4	927,550,441

Semiconductors & Semiconductor Equipment 3.1%
Broadcom, Inc.	252,727	0.8	68,898,435
Micron Technology, Inc. *	705,251	0.4	37,067,993
NVIDIA Corp.	389,992	1.2	105,325,139
Other Securities		0.7	66,279,786
		3.1	277,571,353

Software & Services 23.9%
Accenture plc, Class A	404,567	0.8	73,060,755
Adobe, Inc. *	308,257	1.2	106,385,656
Automatic Data Processing, Inc.	275,833	0.5	42,682,398
Fidelity National Information Services, Inc.	391,398	0.6	54,686,129
Fiserv, Inc. *	363,724	0.4	39,776,857
Intuit, Inc.	165,805	0.5	44,079,259
Mastercard, Inc., Class A	565,645	1.8	164,178,461
Microsoft Corp.	4,857,484	8.8	786,960,983
PayPal Holdings, Inc. *	747,536	0.9	80,726,413
salesforce.com, Inc. *	564,755	1.1	96,234,252
ServiceNow, Inc. *	120,161	0.4	39,183,301
Visa, Inc., Class A	1,090,608	2.2	198,228,910
Other Securities		4.7	415,549,066
		23.9	2,141,732,440

Technology Hardware & Equipment 8.8%
Apple, Inc.	2,659,415	8.1	726,977,684
Other Securities		0.7	65,449,783
		8.8	792,427,467

Telecommunication Services 0.3%
Other Securities		0.3	27,637,295

Security	Number of Shares	% of Net Assets	Value ($)
Transportation 0.9%
Other Securities		0.9	83,598,119

Utilities 0.9%
NextEra Energy, Inc.	311,344	0.8	78,695,309
Other Securities		0.1	5,308,951
		0.9	84,004,260
Total Common Stock
(Cost $6,522,840,578)			8,943,600,544

Other Investment Companies 0.1% of net assets

Money Market Fund 0.1%
Other Securities		0.1	5,192,390

Securities Lending Collateral 0.0%
Other Securities		0.0	596,750
Total Other Investment Companies
(Cost $5,789,140)			5,789,140

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 1000 Growth Index, e-mini, expires 03/20/20	137	11,531,290	(1,181,621)
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $493,075.
(b)	The rate shown is the 7-day yield.

During the period, the fund held shares of an affiliate, The Charles Schwab Corp., since that company was included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended February 29, 2020:
	Market Value at 8/31/19	Gross Purchases	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Market Value at 2/29/20	Balance of Shares Held at 2/29/20	Dividends Received
The Charles Schwab Corp.	$24,714,498	$2,539,556	($30,129,426)	$3,819,332	($943,960)	$—	—	$—

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Condensed Portfolio Holdings  as of February 29, 2020 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 29, 2020 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$8,943,600,544	$—	$—	$8,943,600,544
Other Investment Companies[1]	5,789,140	—	—	5,789,140
Liabilities
Futures Contracts[2]	(1,181,621)	—	—	(1,181,621)
Total	$8,948,208,063	$—	$—	$8,948,208,063
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Statement of Assets and Liabilities

As of February 29, 2020; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $6,528,032,968) including securities on loan of $493,075		$8,948,792,934
Collateral invested for securities on loan, at value (cost $596,750)		596,750
Deposit with broker for futures contracts		2,090,592
Receivables:
Investments sold		18,148,058
Fund shares sold		40,140,562
Dividends		6,526,825
Income from securities on loan	+	614
Total assets		9,016,296,335
Liabilities
Collateral held for securities on loan		596,750
Payables:
Investments bought		8,851,759
Management fees		303,260
Fund shares redeemed		49,037,285
Variation margin on futures contracts	+	1,181,351
Total liabilities		59,970,405
Net Assets
Total assets		9,016,296,335
Total liabilities	–	59,970,405
Net assets		$8,956,325,930
Net Assets by Source
Capital received from investors		6,459,401,342
Total distributable earnings		2,496,924,588

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$8,956,325,930		100,500,000		$89.12

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Statement of Operations

For the period September 1, 2019 through February 29, 2020; unaudited
Investment Income
Dividends received from unaffiliated issuers		$37,986,104
Securities on loan, net	+	92,152
Total investment income		38,078,256
Expenses
Management fees		1,767,182
Total expenses	–	1,767,182
Net investment income		36,311,074
Realized and Unrealized Gains (Losses)
Net realized losses on affiliated issuer		(786,088)
Net realized losses on unaffiliated investments		(110,922,639)
Net realized gains on in-kind redemptions on affiliated issuer		4,605,420
Net realized gains on in-kind redemptions on unaffiliated investments		270,396,303
Net realized gains on futures contracts	+	1,077,414
Net realized gains		164,370,410
Net change in unrealized appreciation (depreciation) on affiliated issuer		(943,960)
Net change in unrealized appreciation (depreciation) on unaffiliated investments		313,013,602
Net change in unrealized appreciation (depreciation) on futures contracts	+	(1,260,633)
Net change in unrealized appreciation (depreciation)	+	310,809,009
Net realized and unrealized gains		475,179,419
Increase in net assets resulting from operations		$511,490,493

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/19-2/29/20		9/1/18-8/31/19
Net investment income		$36,311,074	$85,077,928
Net realized gains		164,370,410	243,635,236
Net change in unrealized appreciation (depreciation)	+	310,809,009	(3,749,927)
Increase in net assets resulting from operations		511,490,493	324,963,237
Distributions to Shareholders
Total distributions		($39,414,200)	($80,450,420)

Transactions in Fund Shares
		9/1/19-2/29/20		9/1/18-8/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		15,550,000	$1,371,284,484	19,500,000	$1,542,423,996
Shares redeemed	+	(11,550,000)	(994,888,311)	(7,300,000)	(565,804,444)
Net transactions in fund shares		4,000,000	$376,396,173	12,200,000	$976,619,552
Shares Outstanding and Net Assets
		9/1/19-2/29/20		9/1/18-8/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		96,500,000	$8,107,853,464	84,300,000	$6,886,721,095
Total increase	+	4,000,000	848,472,466	12,200,000	1,221,132,369
End of period		100,500,000	$8,956,325,930	96,500,000	$8,107,853,464

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Financial Statements
Financial Highlights
	9/1/19– 2/29/20*	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16	9/1/14– 8/31/15
Per-Share Data
Net asset value at beginning of period	$55.14	$56.37	$50.65	$46.01	$40.89	$43.54
Income (loss) from investment operations:
Net investment income (loss)[1]	1.06	1.84	1.47	1.36	1.29	1.20
Net realized and unrealized gains (losses)	(2.20)	(1.48)	5.63	4.56	5.01	(2.75)
Total from investment operations	(1.14)	0.36	7.10	5.92	6.30	(1.55)
Less distributions:
Distributions from net investment income	(1.03)	(1.59)	(1.38)	(1.28)	(1.18)	(1.10)
Net asset value at end of period	$52.97	$55.14	$56.37	$50.65	$46.01	$40.89
Total return	(2.23%)[2]	0.70%	14.20%	13.01%	15.70%	(3.71%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%[3]	0.04%	0.04%	0.05%[4]	0.07%[5]	0.07%
Net investment income (loss)	3.64%[3]	3.38%	2.72%	2.79%	3.00%	2.75%
Portfolio turnover rate[6]	15%[2]	7%	8%	7%	6%	15%
Net assets, end of period (x 1,000)	$6,353,546	$5,976,674	$4,692,419	$3,532,689	$2,491,664	$1,435,194

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective December 29, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
5
Effective November 17, 2015, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/16 is a blended ratio.
6
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Condensed Portfolio Holdings  as of February 29, 2020 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 0.9%
Other Securities		0.9	58,140,638

Banks 9.7%
Bank of America Corp.	4,103,731	1.8	116,956,333
Citigroup, Inc.	1,106,687	1.1	70,230,357
JPMorgan Chase & Co.	1,589,843	2.9	184,596,671
U.S. Bancorp	720,504	0.5	33,460,206
Wells Fargo & Co.	1,951,034	1.3	79,699,739
Other Securities		2.1	131,776,483
		9.7	616,719,789

Capital Goods 7.6%
3M Co.	291,389	0.7	43,486,894
Caterpillar, Inc.	280,101	0.5	34,799,748
General Electric Co.	4,427,748	0.8	48,173,898
Honeywell International, Inc.	362,209	0.9	58,739,434
United Technologies Corp.	411,321	0.8	53,714,409
Other Securities		3.9	246,243,506
		7.6	485,157,889

Commercial & Professional Services 0.7%
Other Securities		0.7	42,782,584

Consumer Durables & Apparel 0.9%
Other Securities		0.9	57,481,506

Consumer Services 2.5%
McDonald's Corp.	381,704	1.2	74,115,466
Other Securities		1.3	83,589,420
		2.5	157,704,886

Diversified Financials 4.7%
American Express Co.	339,956	0.6	37,371,363
The Charles Schwab Corp. (a)	579,641	0.4	23,620,371
The Goldman Sachs Group, Inc.	161,563	0.5	32,437,003
Other Securities		3.2	205,391,735
		4.7	298,820,472

Energy 6.7%
Chevron Corp.	958,586	1.4	89,474,417
Exxon Mobil Corp.	2,145,079	1.7	110,342,864
Other Securities		3.6	223,601,424
		6.7	423,418,705

Security	Number of Shares	% of Net Assets	Value ($)
Food & Staples Retailing 1.9%
Walmart, Inc.	719,047	1.2	77,426,981
Other Securities		0.7	46,081,655
		1.9	123,508,636

Food, Beverage & Tobacco 6.9%
Altria Group, Inc.	946,708	0.6	38,218,602
Mondelez International, Inc., Class A	730,020	0.6	38,545,056
PepsiCo, Inc.	706,925	1.5	93,335,308
Philip Morris International, Inc.	788,701	1.0	64,570,951
The Coca-Cola Co.	1,954,792	1.7	104,561,824
Other Securities		1.5	97,709,675
		6.9	436,941,416

Health Care Equipment & Services 3.7%
Abbott Laboratories	895,911	1.1	69,012,024
CVS Health Corp.	659,209	0.6	39,011,989
Medtronic plc	679,454	1.1	68,400,634
Other Securities		0.9	58,636,924
		3.7	235,061,571

Household & Personal Products 3.3%
The Procter & Gamble Co.	1,264,114	2.2	143,135,628
Other Securities		1.1	63,817,215
		3.3	206,952,843

Insurance 4.2%
Chubb Ltd.	229,799	0.5	33,327,749
Other Securities		3.7	230,764,213
		4.2	264,091,962

Materials 3.1%
Other Securities		3.1	199,724,160

Media & Entertainment 2.1%
Comcast Corp., Class A	2,300,691	1.4	93,016,937
Other Securities		0.7	41,870,141
		2.1	134,887,078

Pharmaceuticals, Biotechnology & Life Sciences 11.4%
AbbVie, Inc.	749,617	1.0	64,249,673
Allergan plc	166,418	0.5	31,730,920
Amgen, Inc.	301,193	0.9	60,157,278
Bristol-Myers Squibb Co.	1,188,246	1.1	70,177,809
Eli Lilly & Co.	428,298	0.8	54,021,227
Gilead Sciences, Inc.	641,188	0.7	44,472,800

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Condensed Portfolio Holdings  as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Johnson & Johnson	1,334,122	2.8	179,412,727
Merck & Co., Inc.	1,290,615	1.6	98,809,484
Pfizer, Inc.	2,805,329	1.5	93,754,095
Other Securities		0.5	25,584,128
		11.4	722,370,141

Real Estate 3.9%
Other Securities		3.9	250,005,444

Retailing 1.6%
The TJX Cos., Inc.	614,794	0.6	36,764,681
Other Securities		1.0	62,620,414
		1.6	99,385,095

Semiconductors & Semiconductor Equipment 5.5%
Intel Corp.	2,205,014	1.9	122,422,377
QUALCOMM, Inc.	578,983	0.7	45,334,369
Texas Instruments, Inc.	473,949	0.9	54,096,539
Other Securities		2.0	128,267,903
		5.5	350,121,188

Software & Services 2.6%
International Business Machines Corp.	448,895	0.9	58,423,684
Oracle Corp.	1,098,273	0.9	54,320,583
Other Securities		0.8	55,387,823
		2.6	168,132,090

Technology Hardware & Equipment 3.1%
Cisco Systems, Inc.	2,150,351	1.4	85,863,515
Other Securities		1.7	108,676,318
		3.1	194,539,833

Telecommunication Services 4.0%
AT&T, Inc.	3,702,722	2.1	130,409,869
Verizon Communications, Inc.	2,096,329	1.8	113,537,179
Other Securities		0.1	8,887,917
		4.0	252,834,965

Transportation 2.7%
Union Pacific Corp.	351,928	0.9	56,241,614
United Parcel Service, Inc., Class B	355,221	0.5	32,143,948
Other Securities		1.3	84,050,284
		2.7	172,435,846

Security	Number of Shares	% of Net Assets	Value ($)
Utilities 6.0%
Dominion Energy, Inc.	417,279	0.5	32,622,872
Duke Energy Corp.	369,642	0.5	33,896,171
The Southern Co.	531,658	0.5	32,090,877
Other Securities		4.5	285,743,164
		6.0	384,353,084
Total Common Stock
(Cost $6,183,313,611)			6,335,571,821

Other Investment Companies 0.1% of net assets

Money Market Fund 0.0%
Other Securities		0.0	2,463,777

Securities Lending Collateral 0.1%
Other Securities		0.1	5,713,550
Total Other Investment Companies
(Cost $8,177,327)			8,177,327

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 1000 Value Index, e-mini, expires 03/20/20	273	16,142,490	(1,977,191)
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $5,485,924.
(c)	The rate shown is the 7-day yield.

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended February 29, 2020:
	Market Value at 8/31/19	Gross Purchases	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Market Value at 2/29/20	Balance of Shares Held at 2/29/20	Dividends Received
The Charles Schwab Corp.	$—	$26,167,817	($1,426,763)	$91,618	($1,212,301)	$23,620,371	579,641	$201,148

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Condensed Portfolio Holdings  as of February 29, 2020 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 29, 2020 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$6,335,571,821	$—	$—	$6,335,571,821
Other Investment Companies[1]	8,177,327	—	—	8,177,327
Liabilities
Futures Contracts[2]	(1,977,191)	—	—	(1,977,191)
Total	$6,341,771,957	$—	$—	$6,341,771,957
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Statement of Assets and Liabilities

As of February 29, 2020; unaudited
Assets
Investments in affiliated issuer, at value (cost $24,832,672)		$23,620,371
Investments in unaffiliated issuers, at value (cost $6,160,944,716) including securities on loan of $5,485,924		6,314,415,227
Collateral invested for securities on loan, at value (cost $5,713,550)		5,713,550
Deposit with broker for futures contracts		2,663,243
Receivables:
Investments sold		853,587
Dividends		19,849,179
Fund shares sold		15,890,485
Income from securities on loan	+	4,120
Total assets		6,383,009,762
Liabilities
Collateral held for securities on loan		5,713,550
Payables:
Investments bought		21,557,501
Management fees		216,098
Variation margin on futures contracts	+	1,976,650
Total liabilities		29,463,799
Net Assets
Total assets		6,383,009,762
Total liabilities	–	29,463,799
Net assets		$6,353,545,963
Net Assets by Source
Capital received from investors		6,284,630,454
Total distributable earnings		68,915,509

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$6,353,545,963		119,950,000		$52.97

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Statement of Operations

For the period September 1, 2019 through February 29, 2020; unaudited
Investment Income
Dividends received from affiliated issuer		$201,148
Dividends received from unaffiliated issuers		124,837,681
Securities on loan, net	+	11,130
Total investment income		125,049,959
Expenses
Management fees		1,350,897
Total expenses	–	1,350,897
Net investment income		123,699,062
Realized and Unrealized Gains (Losses)
Net realized gains on affiliated issuer		47,882
Net realized losses on unaffiliated investments		(116,925,318)
Net realized gains on in-kind redemptions on affiliated issuer		43,736
Net realized gains on in-kind redemptions		43,423,275
Net realized gains on futures contracts	+	954,323
Net realized losses		(72,456,102)
Net change in unrealized appreciation (depreciation) on affiliated issuer		(1,212,301)
Net change in unrealized appreciation (depreciation) on investments		(213,558,349)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(2,020,804)
Net change in unrealized appreciation (depreciation)	+	(216,791,454)
Net realized and unrealized losses		(289,247,556)
Decrease in net assets resulting from operations		($165,548,494)

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/19-2/29/20		9/1/18-8/31/19
Net investment income		$123,699,062	$182,529,712
Net realized gains (losses)		(72,456,102)	425,954,963
Net change in unrealized appreciation (depreciation)	+	(216,791,454)	(486,469,154)
Increase (decrease) in net assets resulting from operations		(165,548,494)	122,015,521
Distributions to Shareholders
Total distributions		($119,075,435)	($153,831,815)

Transactions in Fund Shares
		9/1/19-2/29/20		9/1/18-8/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		15,050,000	$862,001,543	50,100,000	$2,701,585,976
Shares redeemed	+	(3,500,000)	(200,505,613)	(24,950,000)	(1,385,515,156)
Net transactions in fund shares		11,550,000	$661,495,930	25,150,000	$1,316,070,820
Shares Outstanding and Net Assets
		9/1/19-2/29/20		9/1/18-8/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		108,400,000	$5,976,673,962	83,250,000	$4,692,419,436
Total increase	+	11,550,000	376,872,001	25,150,000	1,284,254,526
End of period		119,950,000	$6,353,545,963	108,400,000	$5,976,673,962

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Financial Statements
Financial Highlights
	9/1/19– 2/29/20*	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16	9/1/14– 8/31/15
Per-Share Data
Net asset value at beginning of period	$55.72	$58.44	$48.77	$43.67	$40.70	$40.56
Income (loss) from investment operations:
Net investment income (loss)[1]	0.54	0.84	0.76	0.71	0.74	0.59
Net realized and unrealized gains (losses)	(1.54)	(2.76)	9.59	5.09	2.84	0.12
Total from investment operations	(1.00)	(1.92)	10.35	5.80	3.58	0.71
Less distributions:
Distributions from net investment income	(0.54)	(0.80)	(0.68)	(0.70)	(0.61)	(0.57)
Net asset value at end of period	$54.18	$55.72	$58.44	$48.77	$43.67	$40.70
Total return	(1.86%)[2]	(3.24%)	21.36%	13.38%	8.94%	1.71%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%[3]	0.04%[4]	0.05%	0.06%[5]	0.07%	0.07%
Net investment income (loss)	1.84%[3]	1.52%	1.42%	1.54%	1.83%	1.42%
Portfolio turnover rate[6]	15%[2]	19%	13%	17%	21%	12%
Net assets, end of period (x 1,000)	$6,260,010	$6,254,639	$5,358,783	$3,555,096	$2,532,590	$1,841,785

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective March 11, 2019, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/19 is a blended ratio.
5
Effective October 7, 2016 and March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
6
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Condensed Portfolio Holdings  as of February 29, 2020 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.9% of net assets

Automobiles & Components 1.0%
Other Securities		1.0	62,118,906

Banks 4.7%
Other Securities		4.7	295,426,378

Capital Goods 11.4%
Allegion plc	196,832	0.4	22,633,712
Arconic, Inc.	820,539	0.4	24,082,820
IDEX Corp.	161,132	0.4	23,847,536
Jacobs Engineering Group, Inc.	286,882	0.4	26,490,684
Teledyne Technologies, Inc. *	77,233	0.4	26,052,236
Westinghouse Air Brake Technologies Corp.	385,755	0.4	26,501,368
Other Securities		9.0	562,271,965
		11.4	711,880,321

Commercial & Professional Services 1.7%
Other Securities		1.7	106,234,228

Consumer Durables & Apparel 3.7%
NVR, Inc. *	7,355	0.4	26,972,109
PulteGroup, Inc.	539,662	0.3	21,694,412
Other Securities		3.0	181,817,424
		3.7	230,483,945

Consumer Services 3.9%
Domino's Pizza, Inc.	81,887	0.4	27,797,361
Other Securities		3.5	217,252,771
		3.9	245,050,132

Diversified Financials 4.5%
FactSet Research Systems, Inc.	80,378	0.3	21,379,744
Raymond James Financial, Inc.	261,541	0.4	21,872,674
Other Securities		3.8	238,171,328
		4.5	281,423,746

Energy 2.1%
Other Securities		2.1	131,384,199

Food & Staples Retailing 0.6%
Other Securities		0.6	38,836,091

Security	Number of Shares	% of Net Assets	Value ($)
Food, Beverage & Tobacco 1.4%
Lamb Weston Holdings, Inc.	309,417	0.4	26,885,243
Other Securities		1.0	61,078,929
		1.4	87,964,172

Health Care Equipment & Services 5.4%
DENTSPLY SIRONA, Inc.	471,255	0.4	23,204,596
Insulet Corp. *	130,975	0.4	24,881,321
STERIS plc	179,566	0.5	28,482,759
Varian Medical Systems, Inc. *	192,582	0.4	23,681,809
West Pharmaceutical Services, Inc.	156,752	0.4	23,600,581
Other Securities		3.3	216,334,880
		5.4	340,185,946

Household & Personal Products 0.2%
Other Securities		0.2	12,118,025

Insurance 4.5%
Brown & Brown, Inc.	495,270	0.3	21,301,563
Everest Re Group Ltd.	86,408	0.3	21,418,815
Other Securities		3.9	238,754,537
		4.5	281,474,915

Materials 6.1%
FMC Corp.	274,594	0.4	25,564,701
International Flavors & Fragrances, Inc. (a)	226,196	0.4	27,093,757
Other Securities		5.3	326,991,959
		6.1	379,650,417

Media & Entertainment 2.8%
Other Securities		2.8	177,655,511

Pharmaceuticals, Biotechnology & Life Sciences 5.1%
Alnylam Pharmaceuticals, Inc. *	236,136	0.4	27,783,762
Other Securities		4.7	294,421,981
		5.1	322,205,743

Real Estate 10.8%
Camden Property Trust	205,125	0.3	21,739,147
Duke Realty Corp.	778,445	0.4	25,276,109
Equity LifeStyle Properties, Inc.	385,590	0.4	26,347,365
Medical Properties Trust, Inc.	1,096,188	0.4	23,162,452
Sun Communities, Inc.	196,244	0.5	30,001,783

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Condensed Portfolio Holdings  as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
VICI Properties, Inc.	976,616	0.4	24,473,997
Other Securities		8.4	522,564,603
		10.8	673,565,456

Retailing 3.9%
Burlington Stores, Inc. *	140,303	0.5	30,341,927
Tractor Supply Co.	250,826	0.4	22,200,609
Other Securities		3.0	193,383,620
		3.9	245,926,156

Semiconductors & Semiconductor Equipment 2.6%
Qorvo, Inc. *	246,140	0.4	24,756,761
Other Securities		2.2	135,522,132
		2.6	160,278,893

Software & Services 12.0%
DocuSign, Inc. *	264,749	0.4	22,850,486
EPAM Systems, Inc. *	116,470	0.4	25,996,104
Fair Isaac Corp. *	61,341	0.4	23,066,056
Gartner, Inc. *	189,484	0.4	24,517,335
GoDaddy, Inc., Class A *	374,840	0.4	26,231,303
Jack Henry & Associates, Inc.	162,968	0.4	24,728,764
Leidos Holdings, Inc.	281,803	0.5	28,927,078
RingCentral, Inc., Class A *	158,749	0.6	37,425,077
SS&C Technologies Holdings, Inc.	465,692	0.4	25,845,906
Tyler Technologies, Inc. *	82,550	0.4	25,867,042
Other Securities		7.7	484,672,234
		12.0	750,127,385

Technology Hardware & Equipment 4.1%
Zebra Technologies Corp., Class A *	114,236	0.4	24,100,369
Other Securities		3.7	229,959,319
		4.1	254,059,688

Telecommunication Services 0.5%
Other Securities		0.5	31,476,516

Transportation 2.3%
Expeditors International of Washington, Inc.	360,714	0.4	25,401,480
Old Dominion Freight Line, Inc.	135,236	0.4	26,208,737
Other Securities		1.5	91,540,380
		2.3	143,150,597

Security	Number of Shares	% of Net Assets	Value ($)
Utilities 4.6%
AES Corp.	1,406,476	0.4	23,530,343
Alliant Energy Corp.	508,742	0.4	26,515,633
Atmos Energy Corp.	252,781	0.4	26,099,638
NiSource, Inc.	791,457	0.3	21,385,168
Pinnacle West Capital Corp.	238,070	0.3	21,304,884
Other Securities		2.8	170,312,674
		4.6	289,148,340
Total Common Stock
(Cost $5,928,556,861)			6,251,825,706

Other Investment Companies 0.7% of net assets

Money Market Fund 0.1%
Other Securities		0.1	7,846,565

Securities Lending Collateral 0.6%
Wells Fargo Government Money Market Fund, Select Class 1.52% (b)		0.6	36,739,705
Total Other Investment Companies
(Cost $44,586,270)			44,586,270

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P Mid-Cap 400 Index, e-mini, expires 03/20/20	39	7,067,580	(634,053)
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $35,322,152.
(b)	The rate shown is the 7-day yield.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Condensed Portfolio Holdings  as of February 29, 2020 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 29, 2020 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$6,251,825,706	$—	$—	$6,251,825,706
Other Investment Companies[1]	44,586,270	—	—	44,586,270
Liabilities
Futures Contracts[2]	(634,053)	—	—	(634,053)
Total	$6,295,777,923	$—	$—	$6,295,777,923
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Statement of Assets and Liabilities

As of February 29, 2020; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $5,936,403,426) including securities on loan of $35,322,152		$6,259,672,271
Collateral invested for securities on loan, at value (cost $36,739,705)		36,739,705
Deposit with broker for futures contracts		1,411,732
Receivables:
Investments sold		12,371,321
Dividends		7,016,833
Income from securities on loan	+	45,829
Total assets		6,317,257,691
Liabilities
Collateral held for securities on loan		36,739,705
Payables:
Investments bought		8,826,143
Management fees		212,429
Fund shares redeemed		10,835,149
Variation margin on futures contracts	+	633,976
Total liabilities		57,247,402
Net Assets
Total assets		6,317,257,691
Total liabilities	–	57,247,402
Net assets		$6,260,010,289
Net Assets by Source
Capital received from investors		6,047,573,177
Total distributable earnings		212,437,112

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$6,260,010,289		115,550,000		$54.18

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Statement of Operations

For the period September 1, 2019 through February 29, 2020; unaudited
Investment Income
Dividends (net of foreign withholding tax of $11,768)		$61,512,290
Securities on loan, net	+	626,194
Total investment income		62,138,484
Expenses
Management fees		1,316,104
Total expenses	–	1,316,104
Net investment income		60,822,380
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(236,995,664)
Net realized gains on in-kind redemptions		330,459,807
Net realized losses on futures contracts	+	(879,103)
Net realized gains		92,585,040
Net change in unrealized appreciation (depreciation) on investments		(292,177,616)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(646,254)
Net change in unrealized appreciation (depreciation)	+	(292,823,870)
Net realized and unrealized losses		(200,238,830)
Decrease in net assets resulting from operations		($139,416,450)

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/19-2/29/20		9/1/18-8/31/19
Net investment income		$60,822,380	$85,672,960
Net realized gains		92,585,040	310,703,125
Net change in unrealized appreciation (depreciation)	+	(292,823,870)	(548,974,215)
Decrease in net assets resulting from operations		(139,416,450)	(152,598,130)
Distributions to Shareholders
Total distributions		($60,427,930)	($80,783,475)

Transactions in Fund Shares
		9/1/19-2/29/20		9/1/18-8/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		19,600,000	$1,138,252,244	39,050,000	$2,178,261,705
Shares redeemed	+	(16,300,000)	(933,036,637)	(18,500,000)	(1,049,023,933)
Net transactions in fund shares		3,300,000	$205,215,607	20,550,000	$1,129,237,772
Shares Outstanding and Net Assets
		9/1/19-2/29/20		9/1/18-8/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		112,250,000	$6,254,639,062	91,700,000	$5,358,782,895
Total increase	+	3,300,000	5,371,227	20,550,000	895,856,167
End of period		115,550,000	$6,260,010,289	112,250,000	$6,254,639,062

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Financial Statements
Financial Highlights
	9/1/19– 2/29/20*	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16	9/1/14– 8/31/15
Per-Share Data
Net asset value at beginning of period	$69.20	$78.24	$64.03	$57.42	$53.54	$54.53
Income (loss) from investment operations:
Net investment income (loss)[1]	0.64	1.04	0.98	0.90	0.93	0.80
Net realized and unrealized gains (losses)	(2.09)	(9.07)	14.10	6.64	3.75	(1.07)
Total from investment operations	(1.45)	(8.03)	15.08	7.54	4.68	(0.27)
Less distributions:
Distributions from net investment income	(0.64)	(1.01)	(0.87)	(0.93)	(0.80)	(0.72)
Net asset value at end of period	$67.11	$69.20	$78.24	$64.03	$57.42	$53.54
Total return	(2.16%)[2]	(10.26%)	23.71%	13.21%	8.89%	(0.54%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%[3]	0.04%[4]	0.05%	0.06%[5]	0.08%[6]	0.08%
Net investment income (loss)	1.76%[3]	1.49%	1.38%	1.46%	1.76%	1.44%
Portfolio turnover rate[7]	8%[2]	11%	9%	11%	11%	9%
Net assets, end of period (x 1,000)	$8,106,884	$8,100,071	$8,853,388	$5,490,843	$3,772,207	$2,893,741

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective March 11, 2019, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/19 is a blended ratio.
5
Effective October 7, 2016 and March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
6
Effective May 2, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/16 is a blended ratio.
7
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Condensed Portfolio Holdings  as of February 29, 2020 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.2%
Other Securities		1.2	95,754,761

Banks 10.5%
Prosperity Bancshares, Inc.	300,882	0.2	19,436,977
TCF Financial Corp.	488,925	0.2	17,816,427
Other Securities		10.1	813,381,600
		10.5	850,635,004

Capital Goods 10.4%
AECOM *	500,765	0.3	22,504,379
BWX Technologies, Inc.	303,208	0.2	16,627,927
Curtiss-Wright Corp.	135,865	0.2	16,295,648
Generac Holdings, Inc. *	199,014	0.3	20,496,452
ITT, Inc.	279,337	0.2	16,802,121
Oshkosh Corp.	216,846	0.2	15,645,439
Trex Co., Inc. *	186,143	0.2	17,804,578
Watsco, Inc.	103,966	0.2	16,320,583
Other Securities		8.6	696,751,917
		10.4	839,249,044

Commercial & Professional Services 3.3%
Other Securities		3.3	270,031,942

Consumer Durables & Apparel 3.1%
Deckers Outdoor Corp. *	89,267	0.2	15,514,605
Other Securities		2.9	238,827,704
		3.1	254,342,309

Consumer Services 3.9%
Planet Fitness, Inc., Class A *	260,555	0.2	17,584,857
Other Securities		3.7	301,171,473
		3.9	318,756,330

Diversified Financials 5.1%
LPL Financial Holdings, Inc.	257,330	0.3	20,452,588
New Residential Investment Corp.	1,326,343	0.3	20,637,897
Other Securities		4.5	368,799,200
		5.1	409,889,685

Energy 2.1%
Other Securities		2.1	171,591,280

Security	Number of Shares	% of Net Assets	Value ($)
Food & Staples Retailing 0.9%
Casey's General Stores, Inc.	117,377	0.3	19,134,799
Performance Food Group Co. *	373,057	0.2	15,817,617
Other Securities		0.4	35,709,035
		0.9	70,661,451

Food, Beverage & Tobacco 1.6%
Other Securities		1.6	131,120,270

Health Care Equipment & Services 6.2%
Amedisys, Inc. *	102,792	0.2	17,886,836
HealthEquity, Inc. *	225,502	0.2	16,008,387
Penumbra, Inc. *	102,531	0.2	17,005,792
Teladoc Health, Inc. *	230,916	0.4	28,855,263
Other Securities		5.2	420,507,558
		6.2	500,263,836

Household & Personal Products 0.6%
Other Securities		0.6	50,794,774

Insurance 3.0%
First American Financial Corp.	358,281	0.3	20,457,845
Other Securities		2.7	220,048,637
		3.0	240,506,482

Materials 3.7%
Other Securities		3.7	303,382,103

Media & Entertainment 2.5%
Nexstar Media Group, Inc., Class A	146,636	0.2	16,860,207
The New York Times Co., Class A	459,073	0.2	17,196,875
Zynga, Inc., Class A *	3,010,523	0.3	20,200,609
Other Securities		1.8	152,283,196
		2.5	206,540,887

Pharmaceuticals, Biotechnology & Life Sciences 8.6%
Charles River Laboratories International, Inc. *	155,544	0.3	24,197,980
Horizon Therapeutics plc *	597,072	0.3	20,431,804
Moderna, Inc. *	709,969	0.2	18,409,496
Reata Pharmaceuticals, Inc., Class A *	81,454	0.2	15,863,166
Other Securities		7.6	618,424,274
		8.6	697,326,720

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Condensed Portfolio Holdings  as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Real Estate 8.7%
Cousins Properties, Inc.	467,792	0.2	16,695,497
First Industrial Realty Trust, Inc.	404,290	0.2	15,565,165
Hudson Pacific Properties, Inc.	492,325	0.2	15,892,251
Life Storage, Inc.	148,762	0.2	16,052,907
Rexford Industrial Realty, Inc.	353,459	0.2	16,531,277
Other Securities		7.7	625,980,373
		8.7	706,717,470

Retailing 3.4%
Etsy, Inc. *	376,848	0.3	21,785,583
Five Below, Inc. *	177,503	0.2	17,208,916
Other Securities		2.9	239,314,269
		3.4	278,308,768

Semiconductors & Semiconductor Equipment 3.1%
Entegris, Inc.	428,913	0.3	22,869,641
MKS Instruments, Inc.	173,801	0.2	17,413,122
SolarEdge Technologies, Inc. *	154,961	0.2	19,326,736
Other Securities		2.4	191,069,999
		3.1	250,679,498

Software & Services 8.0%
Avalara, Inc. *	209,952	0.2	17,793,432
CACI International, Inc., Class A *	79,649	0.2	19,515,598
MongoDB, Inc. *	111,269	0.2	16,968,523
RealPage, Inc. *	253,289	0.2	16,235,825
Other Securities		7.2	578,466,402
		8.0	648,979,780

Technology Hardware & Equipment 4.2%
Ciena Corp. *	494,360	0.2	19,008,142
Lumentum Holdings, Inc. *	246,040	0.2	19,146,833
SYNNEX Corp.	130,572	0.2	16,325,417
Tech Data Corp. *	112,905	0.2	16,076,543
Other Securities		3.4	270,159,668
		4.2	340,716,603

Telecommunication Services 0.7%
Other Securities		0.7	53,979,155

Transportation 1.6%
Other Securities		1.6	129,375,395

Utilities 3.4%
IDACORP, Inc.	160,716	0.2	15,531,594
MDU Resources Group, Inc.	638,292	0.2	17,699,837
Portland General Electric Co.	284,690	0.2	15,489,983
Other Securities		2.8	224,355,808
		3.4	273,077,222
Total Common Stock
(Cost $8,148,558,597)			8,092,680,769
Security	Number of Shares	% of Net Assets	Value ($)
Rights 0.0% of net assets

Materials 0.0%
Other Securities		0.0	35,598

Media 0.0%
Other Securities		0.0	15,132
Total Rights
(Cost $35,598)			50,730

Other Investment Companies 1.4% of net assets

Money Market Fund 0.1%
Other Securities		0.1	8,231,594

Securities Lending Collateral 1.3%
Wells Fargo Government Money Market Fund, Select Class 1.52% (c)		1.3	104,336,506
Total Other Investment Companies
(Cost $112,568,100)			112,568,100

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini expires 03/20/20	164	12,094,180	(1,612,608)
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $100,833,148.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Condensed Portfolio Holdings  as of February 29, 2020 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 29, 2020 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$8,092,680,769	$—	$—	$8,092,680,769
Rights[1]
Materials	—	—	35,598	35,598
Media & Entertainment	—	—	15,132	15,132
Other Investment Companies[1]	112,568,100	—	—	112,568,100
Liabilities
Futures Contracts[2]	(1,612,608)	—	—	(1,612,608)
Total	$8,203,636,261	$—	$50,730	$8,203,686,991
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Statement of Assets and Liabilities

As of February 29, 2020; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $8,156,825,789) including securities on loan of $100,833,148		$8,100,963,093
Collateral invested for securities on loan, at value (cost $104,336,506)		104,336,506
Deposit with broker for futures contracts		2,821,338
Receivables:
Investments sold		34,144,997
Dividends		8,146,401
Income from securities on loan	+	517,479
Total assets		8,250,929,814
Liabilities
Collateral held for securities on loan		104,336,506
Payables:
Investments bought		3,445,194
Management fees		277,944
Fund shares redeemed		33,554,854
Variation margin on futures contracts		1,612,283
Due to custodian	+	819,407
Total liabilities		144,046,188
Net Assets
Total assets		8,250,929,814
Total liabilities	–	144,046,188
Net assets		$8,106,883,626
Net Assets by Source
Capital received from investors		8,091,800,088
Total distributable earnings		15,083,538

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$8,106,883,626		120,800,000		$67.11

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Statement of Operations

For the period September 1, 2019 through February 29, 2020; unaudited
Investment Income
Dividends (net of foreign withholding tax of $52,948)		$74,390,009
Securities on loan, net	+	3,806,750
Total investment income		78,196,759
Expenses
Management fees		1,728,693
Total expenses	–	1,728,693
Net investment income		76,468,066
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(163,177,756)
Net realized gains on in-kind redemptions		372,269,517
Net realized gains on futures contracts	+	956,742
Net realized gains		210,048,503
Net change in unrealized appreciation (depreciation) on investments		(485,208,402)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(1,646,553)
Net change in unrealized appreciation (depreciation)	+	(486,854,955)
Net realized and unrealized losses		(276,806,452)
Decrease in net assets resulting from operations		($200,338,386)

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/19-2/29/20		9/1/18-8/31/19
Net investment income		$76,468,066	$117,973,566
Net realized gains		210,048,503	378,583,521
Net change in unrealized appreciation (depreciation)	+	(486,854,955)	(1,409,738,942)
Decrease in net assets resulting from operations		(200,338,386)	(913,181,855)
Distributions to Shareholders
Total distributions		($76,200,380)	($113,198,860)

Transactions in Fund Shares
		9/1/19-2/29/20		9/1/18-8/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		15,850,000	$1,144,723,798	21,350,000	$1,530,345,531
Shares redeemed	+	(12,100,000)	(861,372,026)	(17,450,000)	(1,257,281,901)
Net transactions in fund shares		3,750,000	$283,351,772	3,900,000	$273,063,630
Shares Outstanding and Net Assets
		9/1/19-2/29/20		9/1/18-8/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		117,050,000	$8,100,070,620	113,150,000	$8,853,387,705
Total increase or decrease	+	3,750,000	6,813,006	3,900,000	(753,317,085)
End of period		120,800,000	$8,106,883,626	117,050,000	$8,100,070,620

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Financial Statements
Financial Highlights
	9/1/19– 2/29/20*	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16	9/1/14– 8/31/15
Per-Share Data
Net asset value at beginning of period	$53.30	$52.71	$45.83	$42.47	$36.52	$38.90
Income (loss) from investment operations:
Net investment income (loss)[1]	0.92	1.66	1.49	1.40	1.29	1.19
Net realized and unrealized gains (losses)	(1.74)	0.48	6.75	3.26	5.85	(2.46)
Total from investment operations	(0.82)	2.14	8.24	4.66	7.14	(1.27)
Less distributions:
Distributions from net investment income	(0.95)	(1.55)	(1.36)	(1.30)	(1.19)	(1.11)
Net asset value at end of period	$51.53	$53.30	$52.71	$45.83	$42.47	$36.52
Total return	(1.67%)[2]	4.18%	18.21%	11.12%	19.89%	(3.47%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06%[3]	0.06%[4]	0.07%	0.07%	0.07%	0.07%
Net investment income (loss)	3.27%[3]	3.23%	2.99%	3.17%	3.27%	3.03%
Portfolio turnover rate[5]	5%[2]	24%	23%	15%	22%	19%
Net assets, end of period (x 1,000)	$10,690,466	$9,820,959	$8,092,908	$6,040,705	$4,300,443	$2,497,808

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective March 11, 2019, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/19 is a blended ratio.
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Condensed Portfolio Holdings  as of February 29, 2020 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 0.3%
Other Securities		0.3	32,920,398

Banks 2.4%
Fifth Third Bancorp	2,695,446	0.6	65,768,882
Huntington Bancshares, Inc.	3,830,233	0.4	46,996,959
KeyCorp	3,699,426	0.6	60,485,615
Other Securities		0.8	85,972,638
		2.4	259,224,094

Capital Goods 13.3%
3M Co.	2,122,408	3.0	316,748,170
Cummins, Inc.	582,103	0.8	88,066,363
Eaton Corp. plc	1,549,515	1.3	140,572,001
Emerson Electric Co.	2,269,295	1.3	145,484,502
Fastenal Co.	2,115,790	0.7	72,402,334
Illinois Tool Works, Inc.	1,086,000	1.7	182,209,080
Lockheed Martin Corp.	916,808	3.2	339,099,775
Rockwell Automation, Inc.	431,688	0.7	79,214,748
Other Securities		0.6	58,676,047
		13.3	1,422,473,020

Commercial & Professional Services 0.1%
Other Securities		0.1	7,219,080

Consumer Durables & Apparel 1.1%
Garmin Ltd.	533,360	0.4	47,143,690
Other Securities		0.7	72,608,375
		1.1	119,752,065

Consumer Services 0.7%
Darden Restaurants, Inc.	453,312	0.4	44,197,920
Other Securities		0.3	26,277,801
		0.7	70,475,721

Diversified Financials 4.4%
Ameriprise Financial, Inc.	482,803	0.6	68,220,064
BlackRock, Inc.	433,393	1.9	200,665,293
T. Rowe Price Group, Inc.	869,062	1.0	102,558,007
Other Securities		0.9	95,971,561
		4.4	467,414,925

Security	Number of Shares	% of Net Assets	Value ($)
Energy 5.6%
Exxon Mobil Corp.	7,729,322	3.7	397,596,324
ONEOK, Inc.	1,523,587	1.0	101,653,725
Valero Energy Corp.	1,528,889	0.9	101,288,896
		5.6	600,538,945

Food, Beverage & Tobacco 14.8%
Altria Group, Inc.	6,892,128	2.6	278,235,207
General Mills, Inc.	2,226,439	1.0	109,095,511
Kellogg Co.	917,964	0.5	55,509,283
PepsiCo, Inc.	3,887,796	4.8	513,305,706
The Coca-Cola Co.	9,879,838	5.0	528,472,535
The Hershey Co.	549,589	0.7	79,135,320
Other Securities		0.2	18,836,503
		14.8	1,582,590,065

Health Care Equipment & Services 3.2%
Cardinal Health, Inc.	1,099,669	0.5	57,314,748
CVS Health Corp.	4,798,161	2.7	283,955,168
Other Securities		0.0	3,131,217
		3.2	344,401,133

Household & Personal Products 6.8%
Kimberly-Clark Corp.	1,269,921	1.6	166,600,936
The Clorox Co.	463,947	0.7	73,962,431
The Procter & Gamble Co.	4,275,791	4.5	484,147,815
Other Securities		0.0	5,003,870
		6.8	729,715,052

Insurance 2.2%
Fidelity National Financial, Inc.	1,013,251	0.4	39,273,609
Principal Financial Group, Inc.	956,595	0.4	42,463,252
Prudential Financial, Inc.	1,483,103	1.1	111,900,121
Other Securities		0.3	35,748,119
		2.2	229,385,101

Materials 1.6%
International Paper Co.	1,450,151	0.5	53,597,581
Other Securities		1.1	120,201,948
		1.6	173,799,529

Media & Entertainment 0.5%
Omnicom Group, Inc.	802,990	0.5	55,631,147

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Condensed Portfolio Holdings  as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 9.1%
Bristol-Myers Squibb Co.	8,540,672	4.7	504,412,088
Pfizer, Inc.	13,946,177	4.4	466,081,236
		9.1	970,493,324

Retailing 8.8%
Best Buy Co., Inc.	855,793	0.6	64,740,740
Genuine Parts Co.	539,173	0.5	47,037,453
Target Corp.	1,885,001	1.8	194,155,103
The Home Depot, Inc.	2,514,205	5.1	547,694,417
Other Securities		0.8	82,689,023
		8.8	936,316,736

Semiconductors & Semiconductor Equipment 13.0%
Intel Corp.	9,339,734	4.9	518,542,032
KLA Corp.	587,530	0.8	90,309,236
Maxim Integrated Products, Inc.	1,001,401	0.5	55,697,924
QUALCOMM, Inc.	4,212,713	3.1	329,855,428
Texas Instruments, Inc.	3,444,439	3.7	393,148,267
		13.0	1,387,552,887

Software & Services 4.8%
International Business Machines Corp.	3,268,335	4.0	425,373,801
Paychex, Inc.	1,179,913	0.8	91,419,659
		4.8	516,793,460

Technology Hardware & Equipment 0.0%
Other Securities		0.0	3,778,651

Telecommunication Services 4.4%
Verizon Communications, Inc.	8,726,534	4.4	472,629,081

Security	Number of Shares	% of Net Assets	Value ($)
Transportation 2.5%
United Parcel Service, Inc., Class B	2,576,425	2.2	233,140,698
Other Securities		0.3	34,400,943
		2.5	267,541,641
Total Common Stock
(Cost $10,450,877,111)			10,650,646,055

Other Investment Company 0.1% of net assets

Securities Lending Collateral 0.1%
Other Securities		0.1	2,994,250
Total Other Investment Company
(Cost $2,994,250)			2,994,250

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 03/20/20	249	36,741,195	(4,636,614)
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $3,004,400.
(b)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of February 29, 2020 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$10,650,646,055	$—	$—	$10,650,646,055
Other Investment Company[1]	2,994,250	—	—	2,994,250
Liabilities
Futures Contracts[2]	(4,636,614)	—	—	(4,636,614)
Total	$10,649,003,691	$—	$—	$10,649,003,691
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Statement of Assets and Liabilities

As of February 29, 2020; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $10,450,877,111) including securities on loan of $3,004,400		$10,650,646,055
Collateral invested for securities on loan, at value (cost $2,994,250)		2,994,250
Deposit with broker for futures contracts		6,364,737
Receivables:
Investments sold		7,690,812
Dividends		38,784,702
Fund shares sold		15,459,821
Income from securities on loan	+	7,528
Total assets		10,721,947,905
Liabilities
Collateral held for securities on loan		2,994,250
Payables:
Management fees		544,674
Fund shares redeemed		23,189,731
Variation margin on futures contracts		4,636,124
Due to custodian	+	116,697
Total liabilities		31,481,476
Net Assets
Total assets		10,721,947,905
Total liabilities	–	31,481,476
Net assets		$10,690,466,429
Net Assets by Source
Capital received from investors		10,629,535,479
Total distributable earnings		60,930,950

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$10,690,466,429		207,450,000		$51.53

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Statement of Operations

For the period September 1, 2019 through February 29, 2020; unaudited
Investment Income
Dividends		$184,044,372
Securities on loan, net	+	58,400
Total investment income		184,102,772
Expenses
Management fees		3,302,896
Total expenses	–	3,302,896
Net investment income		180,799,876
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(51,924,800)
Net realized gains on in-kind redemptions		93,764,487
Net realized gains on futures contracts	+	3,085,022
Net realized gains		44,924,709
Net change in unrealized appreciation (depreciation) on investments		(477,015,437)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(4,855,805)
Net change in unrealized appreciation (depreciation)	+	(481,871,242)
Net realized and unrealized losses		(436,946,533)
Decrease in net assets resulting from operations		($256,146,657)

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/19-2/29/20		9/1/18-8/31/19
Net investment income		$180,799,876	$282,628,086
Net realized gains		44,924,709	260,018,757
Net change in unrealized appreciation (depreciation)	+	(481,871,242)	(134,725,586)
Increase (decrease) in net assets resulting from operations		(256,146,657)	407,921,257
Distributions to Shareholders
Total distributions		($183,709,055)	($258,520,350)

Transactions in Fund Shares
		9/1/19-2/29/20		9/1/18-8/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		28,750,000	$1,622,374,907	67,000,000	$3,443,124,440
Shares redeemed	+	(5,550,000)	(313,012,263)	(36,300,000)	(1,864,473,911)
Net transactions in fund shares		23,200,000	$1,309,362,644	30,700,000	$1,578,650,529
Shares Outstanding and Net Assets
		9/1/19-2/29/20		9/1/18-8/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		184,250,000	$9,820,959,497	153,550,000	$8,092,908,061
Total increase	+	23,200,000	869,506,932	30,700,000	1,728,051,436
End of period		207,450,000	$10,690,466,429	184,250,000	$9,820,959,497

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Equity ETFs
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB STRATEGIC TRUST (ORGANIZED JANUARY 27, 2009)
Schwab U.S. Broad Market ETF	Schwab Short-Term U.S. Treasury ETF
Schwab 1000 Index ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab U.S. Large-Cap ETF	Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Large-Cap Value ETF	Schwab 1-5 Year Corporate Bond ETF
Schwab U.S. Mid-Cap ETF	Schwab 5-10 Year Corporate Bond ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental U.S. Broad Market Index ETF
Schwab U.S. Dividend Equity ETF	Schwab Fundamental U.S. Large Company Index ETF
Schwab U.S. REIT ETF	Schwab Fundamental U.S. Small Company Index ETF
Schwab International Equity ETF	Schwab Fundamental International Large Company Index ETF
Schwab International Small-Cap Equity ETF	Schwab Fundamental International Small Company Index ETF
Schwab Emerging Markets Equity ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
Schwab U.S. TIPS ETF
The funds issue and redeem shares at their net asset value per share (NAV) only in large blocks of shares, typically 50,000 shares or more (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR(S) for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the SEC.
(a) Security Valuation:
Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The levels associated with valuing the funds’ investments as of February 29, 2020 are disclosed in the Condensed Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agent start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) or any affiliate of CSIM.
As of February 29, 2020, the funds had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of February 29, 2020, if any, are disclosed in each fund’s Condensed Portfolio Holdings. The value of the securities on loan and the investment of cash collateral are also disclosed in each fund’s Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between CSIM and the trust, the investment adviser will pay the operating expenses of each fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.
(f) Distributions to Shareholders:
The funds make distributions from net investment income, if any, quarterly and from net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(j) Recent Accounting Standards:
In August 2018, the FASB issued Accounting Standards Update “Fair Value Measurement (Topic 820)” (ASU 2018-13) which modifies the disclosure requirements for fair value measurement by removing, modifying, or adding certain disclosures. The amendments are effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The funds are permitted to early adopt any removed or modified disclosures upon issuance of this update and delay adoption of the additional disclosures until their effective date. The funds have early adopted certain removed or modified disclosures, including the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for timing of transfers between levels upon issuance of ASU 2018-13, and have delayed adoption of the additional disclosures until their effective date. At this time, management is currently evaluating the impact that the adoption of the additional disclosures will have on the funds’ financial statements.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters or epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The funds are index funds. Therefore, each fund follows the securities included in its respective index during upturns as well as downturns. Because of their indexing strategies, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the funds’ expenses, the funds’ performance may be below that of their respective index.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Schwab U.S. Dividend Equity ETF primarily invests in dividend paying stocks. As a result, fund performance will correlate with the performance of the dividend paying stock segment of the stock market, and a fund may underperform funds that do not limit their investments to dividend paying stocks. If stocks held by a fund reduce or stop paying dividends, the fund’s ability to generate income may be affected.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, a fund’s performance could be impacted.
Large-Cap Company Risk. Certain funds invest in large-cap company stocks. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Certain funds invest in mid-cap company stocks. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Certain funds invest in small-cap company stocks. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Growth Investing Risk. Certain funds invest in growth stocks. Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
Value Investing Risk. Certain funds emphasize a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.
Sampling Index Tracking Risk. Certain funds may not fully replicate the index and may hold securities not included in the index. As a result, a fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because certain funds utilize a sampling approach they may not track the return of their respective index as well as they would if the funds purchased all of the securities in their respective index.
Tracking Error Risk. As index funds, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Derivatives Risk. Each fund may invest in derivative instruments. The principal types of derivatives a fund may use are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk and liquidity risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to leverage risk, credit risk, lack of availability risk, valuation risk, correlation risk and tax risk. Leverage risk is the risk that use of derivatives may magnify the effect of any decrease or increase in the value of the fund’s portfolio securities. Credit risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested. Furthermore, the use of derivatives subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of a fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Advisory Agreement between CSIM and the trust.
For its advisory services to the funds, CSIM is entitled to receive an annual management fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Schwab U.S. Broad Market ETF	Schwab 1000 Index ETF	Schwab U.S. Large-Cap ETF	Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Large-Cap Value ETF	Schwab U.S. Mid-Cap ETF	Schwab U.S. Small-Cap ETF	Schwab U.S. Dividend Equity ETF
0.03%	0.05%	0.03%	0.04%	0.04%	0.04%	0.04%	0.06%

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Investment from Affiliates
Certain funds in the Fund Complex (for definition refer to Trustees and Officers section) may own shares of other funds in the Fund Complex. The table below reflects the percentages of shares of each fund in this report that are owned by other funds in the Fund Complex as of February 29, 2020, as applicable:
	Underlying Funds
	Schwab U.S. Large-Cap ETF	Schwab U.S. Small-Cap ETF
Schwab VIT Balanced Portfolio	0.1%	0.0%*
Schwab VIT Balanced with Growth Portfolio	0.2%	0.1%
Schwab VIT Growth Portfolio	0.2%	0.1%
Schwab Target 2010 Index Fund	0.0%*	0.0%*
Schwab Target 2015 Index Fund	0.1%	0.0%*
Schwab Target 2020 Index Fund	0.3%	0.0%*
Schwab Target 2025 Index Fund	0.5%	0.1%
Schwab Target 2030 Index Fund	0.8%	0.1%
Schwab Target 2035 Index Fund	0.5%	0.1%
Schwab Target 2040 Index Fund	0.7%	0.2%
Schwab Target 2045 Index Fund	0.4%	0.1%
Schwab Target 2050 Index Fund	0.4%	0.1%
Schwab Target 2055 Index Fund	0.2%	0.1%
Schwab Target 2060 Index Fund	0.3%	0.1%
*	Less than 0.05%
Interfund Transactions
The funds may engage in direct transactions with certain other funds in the Fund Complex when permitted by applicable law. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended February 29, 2020, each fund’s total aggregate security transactions with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	Total Aggregate Transactions	Realized Gains (Losses)
Schwab U.S. Broad Market ETF	$47,493,314	($12,849,021)
Schwab 1000 Index ETF	3,896,698	(234,381)
Schwab U.S. Large-Cap ETF	420,962,975	(78,475,245)
Schwab U.S. Large-Cap Growth ETF	596,940,044	(114,197,987)
Schwab U.S. Large-Cap Value ETF	722,542,382	(69,103,250)
Schwab U.S. Mid-Cap ETF	354,910,721	(87,329,761)
Schwab U.S. Small-Cap ETF	395,447,084	(66,602,157)
Schwab U.S. Dividend Equity ETF	128,396,645	(9,731,990)
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.

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Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the funds.
State Street Bank and Trust Company (State Street) serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares.
State Street also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.

6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust does not pay any interested or non-interested trustees (independent trustees). The independent trustees are paid by CSIM. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), which matured on October 3, 2019. On October 3, 2019, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 1, 2020. Under the terms of the Syndicated Credit Facility, in addition to CSIM paying the interest charged on any borrowings by a fund, CSIM paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street, which matured on November 29, 2019. On November 29, 2019, the Uncommitted Credit Facility was amended to run for a new 364 day period, maturing on November 27, 2020. Under the terms of the Uncommitted Credit Facility, CSIM pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by CSIM. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Derivatives:
Certain funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The current value and variation margin for futures contracts held at February 29, 2020 are presented on the Condensed Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended February 29, 2020, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	Notional Amounts	Number of Contracts
Schwab U.S. Broad Market ETF	$23,403,626	153
Schwab 1000 Index ETF	1,585,115	10
Schwab U.S. Large-Cap ETF	29,288,553	191
Schwab U.S. Large-Cap Growth ETF	9,202,010	109
Schwab U.S. Large-Cap Value ETF	13,850,491	218
Schwab U.S. Mid-Cap ETF	10,127,943	51
Schwab U.S. Small-Cap ETF	13,546,114	173
Schwab U.S. Dividend Equity ETF	26,044,694	170

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Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

9. Purchases and Sales of Investment Securities:
For the period ended February 29, 2020, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
	Purchases of Securities	Sales of Securities
Schwab U.S. Broad Market ETF	$393,217,653	$372,011,765
Schwab 1000 Index ETF	30,635,282	28,917,070
Schwab U.S. Large-Cap ETF	555,967,223	571,242,706
Schwab U.S. Large-Cap Growth ETF	516,045,185	525,697,563
Schwab U.S. Large-Cap Value ETF	1,030,447,312	1,044,730,927
Schwab U.S. Mid-Cap ETF	1,048,706,224	1,003,998,068
Schwab U.S. Small-Cap ETF	894,246,882	702,698,931
Schwab U.S. Dividend Equity ETF	511,990,288	527,271,960

10. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund often consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, CSIM may cover the cost of any transaction fees when believed to be in the best interests of a fund.
The in-kind transactions for the period ended February 29, 2020, were as follows:
	In-Kind Purchases of Securities	In-Kind Sales of Securities
Schwab U.S. Broad Market ETF	$259,714,713	$459,219,396
Schwab 1000 Index ETF	78,503,409	11,625,419
Schwab U.S. Large-Cap ETF	1,456,815,749	958,710,173
Schwab U.S. Large-Cap Growth ETF	1,285,506,834	897,472,129
Schwab U.S. Large-Cap Value ETF	829,837,652	172,763,832
Schwab U.S. Mid-Cap ETF	1,115,996,730	917,898,002
Schwab U.S. Small-Cap ETF	1,106,860,120	831,481,302
Schwab U.S. Dividend Equity ETF	1,591,940,734	283,257,848
For the period ended February 29, 2020, where applicable, the funds realized net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended February 29, 2020 are disclosed in the funds’ Statements of Operations, if any.

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Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

11. Federal Income Taxes
As of February 29, 2020, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	Schwab U.S. Broad Market ETF	Schwab 1000 Index ETF	Schwab U.S. Large-Cap ETF	Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Large-Cap Value ETF
Tax cost	$11,655,416,292	$845,163,300	$15,305,450,149	$6,541,202,392	$6,220,693,053
Gross unrealized appreciation	$3,998,272,137	$114,649,587	$4,030,709,956	$2,512,792,712	$603,273,187
Gross unrealized depreciation	(871,273,215)	(52,862,049)	(928,517,366)	(105,787,041)	(482,194,283)
Net unrealized appreciation (depreciation)	$3,126,998,922	$61,787,538	$3,102,192,590	$2,407,005,671	$121,078,904

	Schwab U.S. Mid-Cap ETF	Schwab U.S. Small-Cap ETF	Schwab U.S. Dividend Equity ETF
Tax cost	$5,992,071,520	$8,333,708,044	$10,485,877,866
Gross unrealized appreciation	$818,457,681	$1,158,821,313	$963,881,340
Gross unrealized depreciation	(514,751,278)	(1,288,842,366)	(800,755,515)
Net unrealized appreciation (depreciation)	$303,706,403	($130,021,053)	$163,125,825
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2019, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab U.S. Broad Market ETF	Schwab 1000 Index ETF	Schwab U.S. Large-Cap ETF	Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Large-Cap Value ETF	Schwab U.S. Mid-Cap ETF	Schwab U.S. Small-Cap ETF	Schwab U.S. Dividend Equity ETF
No expiration	$62,177,573	$2,502,538	$84,669,523	$85,616,664	$46,716,090	$202,458,368	$114,253,600	$223,525,531
Total	$62,177,573	$2,502,538	$84,669,523	$85,616,664	$46,716,090	$202,458,368	$114,253,600	$223,525,531
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of February 29, 2020. The tax-basis components of distributions paid during the fiscal year ended August 31, 2019 were as follows:
	Schwab U.S. Broad Market ETF	Schwab 1000 Index ETF	Schwab U.S. Large-Cap ETF	Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Large-Cap Value ETF	Schwab U.S. Mid-Cap ETF	Schwab U.S. Small-Cap ETF	Schwab U.S. Dividend Equity ETF
Ordinary income	$265,289,790	$11,758,680	$302,865,295	$80,450,420	$153,831,815	$80,783,475	$113,198,860	$258,520,350
As of August 31, 2019, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended August 31, 2019, the funds did not incur any interest or penalties.

12. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Strategic Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 99 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	99	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	99	Director (2005 – present), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	99	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner (May 2012 – present), Kochis Global (wealth management consulting).	99	None

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Schwab U.S. Equity ETFs
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	99	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	99	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	99	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	99	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder (Mar. 1990 – present), Smith Graham & Co. (investment advisors).	99	Director (2012 – present), Eaton Corporation plc

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	99	Director (2008 – present), The Charles Schwab Corporation
Jonathan de St. Paer[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.	99	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	99	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.

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Schwab U.S. Equity ETFs
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Mr. de St. Paer and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. de St. Paer is an Interested Trustee because he owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
Glossary

ask  See “offer.”
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP)  A large institutional investor that places orders for creation units with the funds’ distributor.
beta  A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.
bid  The highest price at which someone is willing to buy a security.
Bloomberg Barclays US Aggregate Bond Index   An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $300 million or more of outstanding face value. It excludes zero-coupon STRIPS.
cap, capitalization  See “market cap.”
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations  The date that the first NAV was calculated.
creation unit (C.U.)  A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
dividend yield  A stock’s indicated annual dividend divided by current price. At the portfolio level, it is the value-weighted average of the dividend yield of the securities in the portfolio.
Dow Jones U.S. Broad Stock Market Index  An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which includes the largest 2,500 publicly traded U.S. companies and is designed to measure the performance of large- and small-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
Dow Jones U.S. Dividend 100 Index  An index that is designed to measure the performance of high dividend yielding stocks issued by U.S. companies that have a record of consistently paying dividends, selected for fundamental strength relative to their peers, based on financial ratios. The 100-component index is a subset of the Dow Jones U.S. Broad Market Index, which includes the 2,500 largest U.S. stocks based on full market capitalization and excludes real estate investment trusts (REITs). It is modified market capitalization weighted.
Dow Jones U.S. Large-Cap Growth Total Stock Market Index  An index, which is a subset of the Dow Jones U.S. Total Stock Market Index, that is designed to measure the performance of large-cap U.S. equity securities that are classified as “growth” based on a multi-factor analysis. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Large-Cap Total Stock Market Index   An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of large-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Large-Cap Value Total Stock Market Index  An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of large-cap U.S. equity securities that are classified as “value” based on a multi-factor analysis. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Mid-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of mid-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Small-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of small-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Total Stock Market Index   An index which includes all publicly traded stocks of companies headquartered in the United States for which pricing information is readily available. The index is a float-adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
exchange  A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio  The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
gross domestic product (GDP)  The output of goods and services produced by labor and property located in the United States.
inception date  The date that the shares began trading in the secondary market.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
indicative optimized portfolio value (IOPV)  A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
liquidity  The ability to convert a security or asset quickly into cash.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding. Free-float market capitalization is a variation of market capitalization that only includes shares generally available to the public, and excludes shares of a company held by entities such as the government. Modified market capitalization weighting represents a mix between conventional market capitalization weighting and equal weighting.
market price return  The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.
median market cap  The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index (Net)  A free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
NAV return  The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask)  The lowest price at which an individual is willing to sell a security.
open  The price at which a security opened for trading on a given day.
outstanding shares, shares outstanding  When speaking of the fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
primary market  The market that deals with the issuance of new securities.
rights and warrants  Rights and warrants are types of securities that entitle the holder to purchase a proportionate amount of common stock at a specified price for a specific period of time. Rights allow a shareholder to buy more shares directly from the company, usually at a price somewhat lower than the current market price of the outstanding shares. Warrants are usually issued with bonds and preferred stock. Rights and warrants can trade on the market separately from the company’s stock. The prices of rights and warrants do not necessarily move parallel to the prices of the underlying common stock. Rights usually expire within a few weeks of issuance, while warrants may not expire for several years. If a right or warrant is not exercised within the specified time period, it will become worthless and a fund will lose the purchase price it paid for the right or warrant and the right to purchase the underlying security.
Russell 1000 Index  An index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
Schwab 1000 Index  A float-adjusted market capitalization weighted index developed by Charles Schwab & Co., Inc. that represents the performance of the largest 1,000 publicly traded companies in the United States. As a result of corporate actions, the index may be comprised of more or less than 1,000 securities.
SEC yield  A standard yield calculation developed by the Securities and Exchange Commission (SEC) that allows for fairer comparisons of bond funds. It is based on the most recent 30-day period covered by the fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the fund’s expenses. This is also referred to as the “standardized yield.”
sampling  If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.
secondary market  The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread  The gap between bid and ask prices of a security.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error  The difference between the performance of the fund and its benchmark index, positive or negative.

Schwab U.S. Equity ETFs  |  Semiannual Report

Notes

Notes

Schwab U.S. Equity ETFs
Schwab ETFs

Schwab ETFs are designed to serve as simple low-cost core investment products for a diversified portfolio. These ETFs seek to provide consistent, repeatable performance through a variety of investment strategies that span the equity and fixed income spectrum. The list below shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabfunds.com/schwabetfs_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabetfs_prospectus or the SEC’s website at www.sec.gov.

Schwab ETFs
U.S. ETFs
Schwab U.S. Broad Market ETF
Schwab 1000 Index® ETF
Schwab U.S. Large-Cap ETF
Schwab U.S. Large-Cap Growth ETF
Schwab U.S. Large-Cap Value ETF
Schwab U.S. Mid-Cap ETF
Schwab U.S. Small-Cap ETF
Schwab U.S. Dividend Equity ETF
Schwab U.S. REIT ETF
International ETFs
Schwab International Equity ETF
Schwab International Small-Cap Equity ETF
Schwab Emerging Markets Equity ETF
Fixed Income ETFs
Schwab U.S. TIPS ETF
Schwab Short-Term U.S. Treasury ETF
Schwab Intermediate-Term U.S. Treasury ETF
Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Aggregate Bond ETF
Schwab 1-5 Year Corporate Bond ETF
Schwab 5-10 Year Corporate Bond ETF
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company
Index ETF

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Schwab ETFs
1-877-824-5615
© 2020 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.

*	FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

This page is intentionally left blank.

MFR54789-10
00242741

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6: Schedule of Investments.

The condensed schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.  The complete schedules of investments for the Schwab International Equity ETF, Schwab International Small-Cap Equity ETF, Schwab Emerging Market Equity ETF, Schwab U.S. Broad Market ETF, Schwab 1000 Index ETF, Schwab U.S. Large-Cap ETF, Schwab U.S. Large-Cap Growth ETF, Schwab U.S. Large-Cap Value ETF, Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF, and Schwab U.S. Dividend Equity ETF are filed under this Item.

Schwab International Equity ETF
Portfolio Holdings as of February 29, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 98.9% of net assets

Australia 6.2%
Adelaide Brighton Ltd.	568,306	1,099,246
Afterpay Ltd. *	225,369	4,819,821
AGL Energy Ltd.	789,907	9,747,858
ALS Ltd.	541,720	2,919,930
Altium Ltd.	138,548	2,751,327
Alumina Ltd.	3,037,716	3,799,620
Amcor plc	1,919,224	17,843,589
AMP Ltd. *	4,083,239	4,409,719
Ansell Ltd.	159,613	3,046,150
APA Group	1,450,418	10,043,585
Aristocrat Leisure Ltd.	763,867	16,306,780
ASX Ltd.	230,050	10,996,794
Atlas Arteria Ltd.	994,195	5,140,877
Aurizon Holdings Ltd.	2,293,723	7,142,979
AusNet Services	2,099,660	2,294,616
Australia & New Zealand Banking Group Ltd.	3,393,156	54,321,509
Bank of Queensland Ltd.	509,316	2,459,577
Beach Energy Ltd.	2,159,999	2,444,117
Bendigo & Adelaide Bank Ltd.	554,859	3,287,679
BHP Group Ltd.	3,531,765	76,510,732
BlueScope Steel Ltd.	596,865	4,548,675
Boral Ltd.	1,330,166	3,876,462
Brambles Ltd.	1,911,829	14,742,513
Caltex Australia Ltd.	299,415	6,312,663
Challenger Ltd.	671,888	3,937,785
Charter Hall Group	581,669	4,680,387
CIMIC Group Ltd.	115,456	1,774,655
Cleanaway Waste Management Ltd.	1,716,996	2,512,965
Coca-Cola Amatil Ltd.	639,177	4,735,136
Cochlear Ltd.	67,573	9,044,216
Coles Group Ltd.	1,406,336	12,884,704
Commonwealth Bank of Australia	2,121,472	111,860,226
Computershare Ltd.	575,672	5,686,240
Crown Resorts Ltd.	388,910	2,547,617
CSL Ltd.	542,429	108,220,774
CSR Ltd.	555,906	1,501,781
Dexus	1,282,801	10,057,364
Domino's Pizza Enterprises Ltd. (a)	76,227	2,731,610
Downer EDI Ltd.	734,104	2,697,887
Evolution Mining Ltd.	1,301,871	3,391,100
Flight Centre Travel Group Ltd.	65,190	1,371,059
Fortescue Metals Group Ltd.	1,872,955	12,172,482
Goodman Group	2,126,903	20,542,381
Harvey Norman Holdings Ltd.	692,042	1,655,380
IDP Education Ltd.	162,913	2,232,060
Iluka Resources Ltd.	492,115	2,646,208
Incitec Pivot Ltd.	2,044,634	3,598,898
Insurance Australia Group Ltd.	2,727,270	11,218,637
IOOF Holdings Ltd.	423,834	1,549,423
James Hardie Industries plc	543,119	9,885,466
LendLease Group	659,040	7,491,269
Macquarie Group Ltd.	392,911	34,156,393
Magellan Financial Group Ltd.	159,523	5,735,052
Medibank Pvt Ltd.	3,387,652	6,181,253
Metcash Ltd.	1,049,099	1,670,724
Security	Number of Shares	Value ($)
Mirvac Group	4,716,795	9,245,105
National Australia Bank Ltd.	3,448,942	55,814,996
Newcrest Mining Ltd.	908,400	15,403,668
Northern Star Resources Ltd.	867,439	7,527,925
Nufarm Ltd. *	382,130	1,258,993
Oil Search Ltd.	1,556,142	5,508,240
Orica Ltd.	483,967	6,178,346
Origin Energy Ltd.	2,137,829	9,620,988
Orora Ltd.	1,430,140	2,517,286
OZ Minerals Ltd.	364,329	2,114,110
Perpetual Ltd.	52,107	1,288,742
Platinum Asset Management Ltd.	410,054	1,076,036
Qantas Airways Ltd.	738,709	2,633,843
QBE Insurance Group Ltd.	1,592,008	13,949,415
Qube Holdings Ltd.	1,563,514	2,943,580
Ramsay Health Care Ltd.	197,082	8,641,935
REA Group Ltd.	61,541	3,901,195
Rio Tinto Ltd.	445,092	25,044,136
Santos Ltd.	2,138,220	9,415,955
Scentre Group	6,628,237	14,786,501
SEEK Ltd.	427,550	5,700,707
Seven Group Holdings Ltd.	161,162	1,825,684
Shopping Centres Australasia Property Group	1,214,090	2,356,181
Sims Ltd.	239,341	1,479,882
Sonic Healthcare Ltd.	562,015	10,435,942
South32 Ltd.	6,168,113	8,828,696
Stockland	2,860,314	8,686,122
Suncorp Group Ltd.	1,514,918	11,076,268
Sydney Airport	1,270,308	6,363,871
Tabcorp Holdings Ltd.	2,294,287	5,606,325
Telstra Corp., Ltd.	4,907,355	10,852,577
The GPT Group	2,346,225	8,743,570
The Star Entertainment Grp Ltd.	1,028,376	2,420,115
TPG Telecom Ltd.	440,470	2,138,467
Transurban Group	3,247,172	31,090,165
Treasury Wine Estates Ltd.	876,881	6,236,019
Vicinity Centres	3,884,319	5,409,535
Vocus Group Ltd. *	713,394	1,582,265
Washington H Soul Pattinson & Co., Ltd.	107,018	1,346,877
Wesfarmers Ltd.	1,356,623	35,555,845
Westpac Banking Corp.	4,272,535	65,121,498
Whitehaven Coal Ltd.	1,056,178	1,361,941
WiseTech Global Ltd.	92,909	904,536
Woodside Petroleum Ltd.	1,113,426	20,043,246
Woolworths Group Ltd.	1,509,761	37,768,628
Worley Ltd.	375,765	3,033,276
Xero Ltd. *	114,828	5,452,703
		1,181,529,886

Austria 0.2%
ANDRITZ AG	86,693	3,039,675
Erste Group Bank AG	343,454	11,706,593
OMV AG	172,710	7,180,646
Raiffeisen Bank International AG	159,596	3,273,880
Telekom Austria AG	190,934	1,436,660
Verbund AG	78,263	3,686,306

1
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Vienna Insurance Group AG Wiener Versicherung Gruppe	43,521	1,051,724
voestalpine AG	141,550	3,075,504
		34,450,988

Belgium 0.8%
Ackermans & van Haaren N.V.	26,427	3,759,220
Ageas	217,833	10,020,987
Anheuser-Busch InBev S.A.	922,774	51,420,982
Argenx SE *	52,716	7,180,328
Colruyt S.A.	59,448	2,730,873
Groupe Bruxelles Lambert S.A.	85,510	7,690,860
KBC Groep N.V.	326,774	21,543,866
Proximus SADP	172,022	4,225,090
Sofina S.A.	19,164	4,109,094
Solvay S.A.	82,600	7,447,278
Telenet Group Holding N.V.	59,338	2,250,007
UCB S.A.	145,270	13,333,818
Umicore S.A.	249,938	10,369,538
		146,081,941

Canada 8.0%
Agnico Eagle Mines Ltd.	286,043	13,571,780
Alimentation Couche-Tard, Inc., B Shares	1,020,912	30,999,645
Bank of Montreal	763,820	51,900,043
Barrick Gold Corp.	2,111,075	40,260,379
Bausch Health Cos., Inc. *	425,724	9,431,990
BCE, Inc.	354,804	15,581,403
Brookfield Asset Management, Inc., Class A	1,088,462	65,087,976
Canadian Imperial Bank of Commerce	531,036	40,414,674
Canadian National Railway Co.	869,002	73,664,646
Canadian Natural Resources Ltd.	1,408,523	36,253,190
Canadian Pacific Railway Ltd.	166,750	41,325,081
Canadian Tire Corp., Ltd., Class A	70,393	6,921,572
Canadian Utilities Ltd., Class A	140,688	4,162,944
Canopy Growth Corp. *(a)	221,542	4,154,067
Cenovus Energy, Inc.	1,256,933	9,241,948
CGI, Inc. *	282,754	19,865,556
Constellation Software, Inc.	23,847	24,292,549
Dollarama, Inc.	365,891	10,755,808
Enbridge, Inc.	2,372,023	88,282,690
Fairfax Financial Holdings Ltd.	31,925	13,751,521
Fortis, Inc.	524,471	21,223,425
Franco-Nevada Corp.	221,042	23,728,649
George Weston Ltd.	89,347	6,725,902
Great-West Lifeco, Inc.	320,524	7,538,230
Husky Energy, Inc.	358,811	1,708,051
Hydro One Ltd.	391,337	7,853,852
IGM Financial, Inc.	97,347	2,595,485
Imperial Oil Ltd.	283,608	6,209,438
Intact Financial Corp.	166,588	18,055,565
Inter Pipeline Ltd.	492,309	7,283,687
Loblaw Cos. Ltd.	219,285	10,863,376
Magna International, Inc.	351,163	15,981,337
Manulife Financial Corp.	2,360,227	39,666,794
Metro, Inc.	285,233	11,108,862
National Bank of Canada	401,678	20,877,621
Nutrien Ltd.	686,574	27,747,338
Ovintiv, Inc.	310,374	3,586,174
Pembina Pipeline Corp.	652,808	23,513,440
Power Corp. of Canada	701,606	15,507,617
Restaurant Brands International, Inc.	340,338	20,057,466
RioCan Real Estate Investment Trust	350,769	6,551,033
Rogers Communications, Inc., B Shares	427,516	19,589,905
Security	Number of Shares	Value ($)
Royal Bank of Canada	1,727,989	128,496,936
Saputo, Inc.	277,252	7,716,419
Shaw Communications, Inc., B Shares	556,697	9,633,904
Shopify, Inc., Class A *	118,381	54,961,379
Sun Life Financial, Inc.	709,170	30,636,398
Suncor Energy, Inc.	1,860,849	51,277,837
TC Energy Corp.	1,126,272	58,698,543
Teck Resources Ltd., Class B	588,016	5,913,671
TELUS Corp.	233,561	8,428,275
The Bank of Nova Scotia	1,475,150	77,166,933
The Toronto-Dominion Bank	2,198,563	113,076,909
Thomson Reuters Corp.	237,201	17,619,333
Waste Connections, Inc.	313,239	30,158,311
Wheaton Precious Metals Corp.	527,610	15,002,699
		1,526,680,256

Denmark 1.7%
Ambu A/S, Class B	200,808	4,519,040
AP Moller - Maersk A/S, A Shares	5,338	5,017,751
AP Moller - Maersk A/S, B Shares	7,811	7,772,939
Carlsberg A/S, B Shares	124,320	16,219,903
Chr Hansen Holding A/S	125,814	8,893,520
Coloplast A/S, B Shares	160,061	21,287,667
Danske Bank A/S	801,848	12,334,491
Demant A/S *	136,189	4,133,825
DSV PANALPINA A/S	246,000	24,653,697
Genmab A/S *	70,603	15,795,296
GN Store Nord A/S	149,753	8,254,614
H. Lundbeck A/S	72,876	2,495,918
ISS A/S	224,418	3,991,471
Jyske Bank A/S *	84,149	2,868,400
Novo Nordisk A/S, B Shares	1,980,875	115,245,192
Novozymes A/S, B Shares	248,977	12,556,538
Orsted A/S	224,809	22,979,381
Pandora A/S	106,052	4,734,276
Rockwool International A/S, B Shares	6,573	1,508,191
Tryg A/S	146,517	4,031,659
Vestas Wind Systems A/S	236,917	22,615,097
		321,908,866

Finland 1.1%
Elisa Oyj	172,179	9,823,410
Fortum Oyj	517,894	10,968,016
Huhtamaki Oyj	109,830	4,499,974
Kesko Oyj, B Shares	76,749	5,171,263
Kone Oyj, B Shares	466,877	26,154,885
Metso Oyj	134,146	4,305,644
Neste Oyj	502,468	19,682,031
Nokia Oyj	6,708,983	25,387,859
Nokian Renkaat Oyj	161,231	4,176,115
Nordea Bank Abp	3,852,631	30,046,640
Orion Oyj, Class B	124,620	4,921,152
Sampo Oyj, A Shares	584,788	23,690,243
Stora Enso Oyj, R Shares	682,802	8,032,753
UPM-Kymmene Oyj	636,449	19,386,242
Wartsila Oyj Abp	595,154	6,147,834
		202,394,061

France 9.2%
Accor S.A.	231,050	8,291,541
Aeroports de Paris	32,616	4,793,657
Air France-KLM *	217,285	1,648,778
Air Liquide S.A.	555,012	74,926,321
Airbus SE	661,844	78,588,950
ALD S.A.	96,570	1,275,049

2
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Alstom S.A.	226,133	11,051,125
Amundi S.A.	67,725	4,809,475
Arkema S.A.	86,559	8,087,565
Atos SE	115,422	8,532,648
AXA S.A.	2,312,393	53,226,691
BioMerieux	47,614	4,359,337
BNP Paribas S.A.	1,293,441	62,208,844
Bollore S.A.	1,158,144	3,948,794
Bollore S.A. New *	6,240	21,386
Bouygues S.A.	253,423	9,876,653
Bureau Veritas S.A.	333,398	8,075,171
Capgemini SE	185,325	20,198,233
Carrefour S.A.	697,711	11,990,334
Casino Guichard Perrachon S.A. (a)	60,679	2,345,513
Cie de Saint-Gobain	583,065	20,238,774
Cie Generale des Etablissements Michelin S.C.A.	211,019	22,307,830
Cie Plastic Omnium S.A.	68,116	1,493,447
CNP Assurances	195,189	3,033,835
Covivio	54,971	5,796,756
Credit Agricole S.A.	1,366,594	16,227,266
Danone S.A.	720,594	50,436,688
Dassault Aviation S.A.	2,723	2,808,623
Dassault Systemes SE	157,380	24,548,109
Edenred	288,200	14,932,757
Eiffage S.A.	89,554	9,484,889
Electricite de France S.A.	627,390	8,676,478
Elis S.A.	280,102	4,845,928
Engie S.A.	1,982,041	32,722,899
EssilorLuxottica S.A.	351,463	47,524,529
Eurazeo SE	55,275	3,679,438
Eurofins Scientific SE	13,578	6,783,228
Euronext N.V.	74,083	6,123,578
Eutelsat Communications S.A.	224,120	3,013,299
Faurecia SE	89,219	4,006,345
Gecina S.A.	60,069	10,603,431
Getlink SE	542,996	8,696,296
Hermes International	36,310	25,127,365
ICADE	38,691	3,835,635
Iliad S.A.	28,589	3,966,272
Imerys S.A.	44,436	1,712,280
Ingenico Group S.A.	74,255	10,436,290
Ipsen S.A.	40,993	2,638,685
JCDecaux S.A.	90,523	2,068,247
Kering S.A.	88,511	49,176,343
Klepierre S.A.	228,017	6,767,570
L'Oreal S.A.	288,324	76,326,965
Lagardere S.C.A.	137,186	2,359,835
Legrand S.A.	320,618	24,307,652
LVMH Moet Hennessy Louis Vuitton SE	297,836	121,326,488
Natixis S.A.	987,072	3,975,941
Orange S.A.	2,286,435	30,615,596
Orpea	58,428	7,476,995
Pernod-Ricard S.A.	253,143	40,708,692
Peugeot S.A.	648,313	12,465,996
Publicis Groupe S.A.	262,807	10,098,035
Remy Cointreau S.A.	30,755	3,082,682
Renault S.A.	222,655	6,480,023
Rexel S.A.	376,513	4,590,744
Rubis S.C.A.	112,152	6,011,834
Safran S.A.	396,610	54,064,924
Sanofi	1,298,567	119,718,630
Sartorius Stedim Biotech	28,478	5,371,059
Schneider Electric SE	628,917	62,520,446
SCOR SE	192,052	6,856,182
SEB S.A.	32,504	4,255,918
SES S.A.	491,604	5,605,223
Societe BIC S.A.	32,744	1,969,228
Security	Number of Shares	Value ($)
Societe Generale S.A.	919,294	25,840,735
Sodexo S.A.	102,459	9,762,245
STMicroelectronics N.V.	758,925	20,349,174
Suez	445,035	6,980,757
TechnipFMC plc	559,344	8,190,102
Teleperformance	68,749	16,598,706
Thales S.A.	121,267	12,095,077
Total S.A.	2,905,565	122,494,255
Ubisoft Entertainment S.A. *	110,556	8,182,641
Valeo S.A.	308,021	7,707,512
Veolia Environnement S.A.	595,870	16,972,046
Vinci S.A.	556,163	55,581,233
Vivendi S.A.	963,586	24,365,535
Wendel S.A.	33,597	4,085,341
Worldline S.A. *	156,031	11,800,353
		1,753,163,975

Germany 6.9%
1&1 Drillisch AG	60,741	1,301,725
adidas AG	233,752	64,332,421
Allianz SE	501,651	107,342,273
Aroundtown S.A.	1,420,820	12,217,154
BASF SE	1,094,959	63,842,359
Bayer AG	1,118,075	80,087,602
Bayerische Motoren Werke AG	387,383	25,075,936
Beiersdorf AG	121,933	12,710,646
Brenntag AG	184,311	8,181,261
Carl Zeiss Meditec AG	45,521	4,737,739
Commerzbank AG	1,241,275	7,105,084
Continental AG	128,707	14,366,849
Covestro AG	200,787	7,606,922
Daimler AG	965,049	39,794,567
Delivery Hero SE *	136,480	10,194,316
Deutsche Bank AG *	2,440,109	21,118,374
Deutsche Boerse AG	218,891	34,154,607
Deutsche Lufthansa AG	285,660	3,668,125
Deutsche Post AG	1,162,732	34,637,733
Deutsche Telekom AG	3,887,823	63,016,646
Deutsche Wohnen SE	431,710	17,289,759
DWS Group GmbH & Co. KGaA	42,769	1,540,226
E.ON SE	2,589,576	29,668,332
Evonik Industries AG	228,924	5,635,252
Fielmann AG	29,507	2,041,953
Fraport AG Frankfurt Airport Services Worldwide	41,126	2,572,255
Fresenius Medical Care AG & Co. KGaA	249,941	19,031,640
Fresenius SE & Co. KGaA	484,024	22,551,037
FUCHS PETROLUB SE	35,560	1,238,230
GEA Group AG	205,227	5,396,831
GRENKE AG	33,815	3,108,959
Hannover Rueck SE	70,936	12,545,060
Hapag-Lloyd AG	32,011	2,507,084
HeidelbergCement AG	179,003	10,586,332
Hella GmbH & Co. KGaA	53,549	2,196,372
Henkel AG & Co. KGaA	116,904	9,868,551
HOCHTIEF AG	25,931	2,533,643
HUGO BOSS AG	76,978	3,345,053
Infineon Technologies AG	1,485,676	30,670,686
K+S AG	230,584	1,871,776
KION Group AG	83,449	4,418,230
Knorr-Bremse AG	57,186	5,778,439
LANXESS AG	101,961	5,298,674
LEG Immobilien AG	86,406	10,260,056
Merck KGaA	156,195	18,709,964
METRO AG	216,561	2,494,186
MTU Aero Engines AG	61,422	14,890,403

3
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Muenchener Rueckversicherungs-Gesellschaft AG	171,794	43,534,719
Nemetschek SE	66,679	4,123,610
OSRAM Licht AG *	57,494	2,572,273
OSRAM Licht AG	29,195	1,496,030
ProSiebenSat.1 Media SE	249,621	3,007,931
Puma SE	94,118	7,154,165
QIAGEN N.V. *	262,764	9,582,616
Rational AG	4,051	2,703,265
Rheinmetall AG	52,695	4,764,912
Rocket Internet SE *	85,837	1,865,952
RTL Group S.A.	52,542	2,179,309
RWE AG	684,586	23,431,798
SAP SE	1,163,492	142,577,850
Scout24 AG	125,992	8,193,035
Siemens AG	906,199	92,772,582
Siemens Healthineers AG	161,114	6,487,041
Suedzucker AG	94,322	1,457,764
Symrise AG	153,127	14,825,351
Talanx AG *	45,230	1,998,245
Telefonica Deutschland Holding AG	716,738	1,858,817
ThyssenKrupp AG	566,313	5,413,221
TRATON SE *	54,564	1,146,332
Uniper SE	229,436	6,739,119
United Internet AG	140,842	4,178,659
Volkswagen AG	38,319	6,410,534
Vonovia SE	648,156	34,587,344
Wacker Chemie AG	17,462	1,217,618
Wirecard AG	136,362	17,217,992
Zalando SE *	182,726	7,934,276
		1,324,973,682

Hong Kong 3.4%
AAC Technologies Holdings, Inc.	825,865	5,410,001
AIA Group Ltd.	14,554,380	143,619,228
ASM Pacific Technology Ltd.	368,561	4,367,559
BOC Aviation Ltd.	273,754	2,376,407
BOC Hong Kong Holdings Ltd.	4,412,389	15,145,727
Brightoil Petroleum Holdings Ltd. *(b)	2,936,732	—
Budweiser Brewing Co. APAC Ltd. *	1,397,460	4,196,119
Cathay Pacific Airways Ltd. (a)	812,131	1,044,206
Champion REIT	2,247,372	1,300,601
China Mengniu Dairy Co., Ltd.	3,233,444	11,596,841
Chow Tai Fook Jewellery Group Ltd.	1,202,410	1,041,475
CK Asset Holdings Ltd.	3,267,122	20,416,761
CK Hutchison Holdings Ltd.	3,210,206	27,949,580
CK Infrastructure Holdings Ltd.	762,764	5,197,294
CLP Holdings Ltd.	1,973,889	20,718,989
Dairy Farm International Holdings Ltd.	382,091	1,834,037
Galaxy Entertainment Group Ltd.	2,600,339	17,167,533
Hang Lung Group Ltd.	1,188,296	2,994,737
Hang Lung Properties Ltd.	2,439,711	5,328,322
Hang Seng Bank Ltd.	879,698	18,343,386
Henderson Land Development Co., Ltd.	1,578,418	7,240,868
Hong Kong & China Gas Co., Ltd.	12,271,262	23,619,626
Hong Kong Exchanges & Clearing Ltd.	1,508,963	49,530,381
Hongkong Land Holdings Ltd.	1,405,540	6,901,201
Hysan Development Co., Ltd.	791,512	2,854,016
Jardine Matheson Holdings Ltd.	255,756	13,913,126
Jardine Strategic Holdings Ltd.	218,190	6,264,235
Johnson Electric Holdings Ltd.	416,445	959,746
Kerry Logistics Network Ltd.	746,326	1,066,857
Kerry Properties Ltd.	739,896	2,102,989
L'Occitane International S.A.	465,801	814,086
Lenovo Group Ltd.	9,012,129	5,562,436
Li & Fung Ltd.	8,110,394	676,469
Link REIT	2,594,048	24,032,986
Security	Number of Shares	Value ($)
Melco International Development Ltd.	1,003,436	2,052,440
MGM China Holdings Ltd.	905,777	1,220,403
Minth Group Ltd.	820,770	2,885,789
MMG Ltd. *	2,832,838	577,978
MTR Corp. Ltd.	1,748,604	9,839,060
NagaCorp Ltd.	1,881,272	2,578,193
New World Development Co., Ltd.	7,074,637	9,096,293
Nexteer Automotive Group Ltd.	1,019,564	750,964
NWS Holdings Ltd.	1,791,132	2,190,348
PCCW Ltd.	5,519,682	3,321,846
Power Assets Holdings Ltd.	1,628,350	11,596,669
PRADA S.p.A.	622,700	2,021,585
Samsonite International S.A.	1,527,306	2,645,772
Sands China Ltd.	2,936,140	13,657,692
Semiconductor Manufacturing International Corp. *(a)	3,761,955	7,289,254
Shangri-La Asia Ltd.	1,552,891	1,355,010
Shougang Fushan Resources Group Ltd.	3,552,689	688,377
Shun Tak Holdings Ltd.	2,054,000	869,775
Sino Land Co., Ltd.	3,899,723	5,304,350
SJM Holdings Ltd.	2,423,043	2,742,346
Sun Art Retail Group Ltd.	2,820,820	3,605,182
Sun Hung Kai Properties Ltd.	1,699,105	24,157,529
Swire Pacific Ltd., A Shares	640,433	5,769,037
Swire Pacific Ltd., B Shares	889,167	1,245,944
Swire Properties Ltd.	1,312,611	3,882,393
Techtronic Industries Co., Ltd.	1,507,008	12,192,512
Television Broadcasts Ltd.	363,500	514,951
The Bank of East Asia Ltd.	1,564,696	3,324,933
The Wharf Holdings Ltd. (a)	1,560,543	3,292,078
Tingyi Cayman Islands Holding Corp.	2,299,939	4,184,900
Towngas China Co., Ltd.	1,671,769	969,633
Uni-President China Holdings Ltd.	1,414,528	1,459,352
United Energy Group Ltd.	8,495,866	1,580,768
Vitasoy International Holdings Ltd.	1,029,646	3,692,855
VTech Holdings Ltd.	205,329	1,795,596
Want Want China Holdings Ltd.	7,394,688	5,712,272
WH Group Ltd.	10,166,623	10,332,239
Wharf Real Estate Investment Co., Ltd.	1,475,493	6,692,974
Wheelock & Co., Ltd.	1,007,394	7,672,071
Wynn Macau Ltd.	1,747,094	3,519,723
Xinyi Glass Holdings Ltd.	2,363,162	2,923,230
Xinyi Solar Holdings Ltd.	3,995,390	3,163,274
Yue Yuen Industrial Holdings Ltd.	908,284	2,188,819
		652,144,234

Ireland 0.2%
AIB Group plc	917,756	2,115,012
Bank of Ireland Group plc	1,106,242	4,078,047
Glanbia plc	248,507	2,879,859
Kerry Group plc, A Shares	174,072	21,989,073
Kingspan Group plc	178,176	11,165,676
		42,227,667

Israel 0.5%
Airport City Ltd. *	105,651	2,004,446
Alony Hetz Properties & Investments Ltd.	125,845	2,072,546
Amot Investments Ltd.	152,513	1,147,975
Azrieli Group Ltd.	42,332	3,079,661
Bank Hapoalim B.M.	1,296,782	10,128,672
Bank Leumi Le-Israel	1,813,478	11,769,895
Bezeq The Israeli Telecommunication Corp., Ltd. *	2,408,664	1,767,485
Elbit Systems Ltd.	29,451	4,386,355

4
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Fattal Holdings 1998 Ltd.	5,651	685,617
First International Bank of Israel Ltd.	63,501	1,701,654
Gazit-Globe Ltd.	115,872	1,347,758
Harel Insurance Investments & Financial Services Ltd.	175,832	1,039,461
Israel Chemicals Ltd.	840,995	3,114,529
Israel Discount Bank Ltd., A Shares	1,390,770	5,819,769
Melisron Ltd.	19,860	1,234,353
Mizrahi Tefahot Bank Ltd.	161,493	4,162,906
Nice Ltd. *	76,443	12,217,218
Paz Oil Co., Ltd.	11,842	1,297,010
Phoenix Holdings Ltd.	156,792	789,035
Shufersal Ltd.	150,013	947,410
Strauss Group Ltd.	60,137	1,808,554
Teva Pharmaceutical Industries Ltd. *	1,171,120	14,104,847
The Israel Corp., Ltd. *	3,246	455,745
Tower Semiconductor Ltd. *	137,082	2,637,672
		89,720,573

Italy 2.2%
A2A S.p.A.	1,893,105	3,274,142
Amplifon S.p.A.	145,512	4,117,417
Assicurazioni Generali S.p.A.	1,528,608	27,302,149
Atlantia S.p.A.	596,181	12,694,748
Banca Mediolanum S.p.A.	331,721	2,681,828
Banco BPM S.p.A. *	1,837,163	4,000,747
Buzzi Unicem S.p.A.	102,731	2,230,378
CNH Industrial N.V.	1,166,979	10,703,595
Davide Campari-Milano S.p.A.	639,567	5,297,092
DiaSorin S.p.A.	27,200	3,062,478
Enel S.p.A.	9,339,608	77,722,859
Eni S.p.A.	2,978,850	36,510,279
EXOR N.V.	125,511	8,834,550
Ferrari N.V.	147,512	22,935,984
Fiat Chrysler Automobiles N.V.	1,318,257	16,278,854
FinecoBank Banca Fineco S.p.A.	725,796	7,569,095
Hera S.p.A.	944,341	4,022,692
Infrastrutture Wireless Italiane S.p.A.	290,032	2,946,916
Intesa Sanpaolo S.p.A.	18,184,647	43,914,860
Italgas S.p.A.	699,619	4,251,321
Leonardo S.p.A.	471,631	4,785,865
Mediaset S.p.A. *	410,257	952,216
Mediobanca Banca di Credito Finanziario S.p.A.	979,470	8,811,609
Moncler S.p.A.	220,568	8,533,202
Nexi S.p.A. *	358,270	5,725,243
Pirelli & C S.p.A.	527,802	2,465,736
Poste Italiane S.p.A.	555,274	5,863,968
Prysmian S.p.A.	300,009	7,045,667
Recordati S.p.A.	115,933	4,925,765
Saipem S.p.A. *	688,981	2,584,509
Salvatore Ferragamo Italia S.p.A.	82,881	1,300,970
Snam S.p.A.	2,688,070	13,201,564
Telecom Italia S.p.A. *	12,337,968	6,777,674
Tenaris S.A.	577,709	5,183,284
Terna Rete Elettrica Nazionale S.p.A.	1,654,592	10,886,741
UniCredit S.p.A.	2,675,329	33,906,885
Unione di Banche Italiane S.p.A.	1,196,461	4,885,075
UnipolSai Assicurazioni S.p.A.	754,165	1,862,271
		430,050,228

Japan 22.2%
ABC-Mart, Inc.	30,295	1,730,100
Acom Co., Ltd.	416,739	1,715,405
Advantest Corp.	236,419	10,772,719
Aeon Co., Ltd.	836,714	15,626,574
Security	Number of Shares	Value ($)
AEON Financial Service Co., Ltd.	132,159	1,921,154
Aeon Mall Co., Ltd.	137,284	1,948,564
AGC, Inc.	220,601	6,339,991
Aica Kogyo Co., Ltd.	63,867	1,891,763
Ain Holdings, Inc.	36,567	2,115,404
Air Water, Inc.	186,209	2,466,905
Aisin Seiki Co., Ltd.	205,976	6,683,503
Ajinomoto Co., Inc.	595,585	10,005,099
Alfresa Holdings Corp.	206,460	3,629,056
Alps Alpine Co., Ltd.	233,286	3,588,017
Amada Holdings Co., Ltd.	378,395	3,536,107
Amano Corp.	84,519	2,076,441
ANA Holdings, Inc.	140,940	3,799,036
Anritsu Corp. (a)	217,098	3,570,499
Aozora Bank Ltd.	141,560	3,546,054
Ariake Japan Co., Ltd.	23,502	1,499,038
Asahi Group Holdings Ltd.	461,828	17,768,379
Asahi Intecc Co., Ltd.	217,408	5,212,229
Asahi Kasei Corp.	1,498,966	12,516,745
Asics Corp.	224,132	2,408,279
ASKUL Corp.	28,712	809,201
Astellas Pharma, Inc.	2,263,023	35,645,261
Autobacs Seven Co., Ltd.	85,714	1,098,989
Azbil Corp.	164,039	4,065,047
Bandai Namco Holdings, Inc.	236,878	11,792,842
Benefit One, Inc.	70,511	1,075,985
Benesse Holdings, Inc.	79,766	2,057,285
Bic Camera, Inc.	182,441	1,611,888
Bridgestone Corp.	693,395	23,180,664
Brother Industries Ltd.	283,141	5,047,793
Calbee, Inc.	89,048	2,280,996
Canon Marketing Japan, Inc.	60,245	1,392,954
Canon, Inc.	1,210,762	30,682,964
Capcom Co., Ltd.	105,319	2,868,653
Casio Computer Co., Ltd.	257,680	4,436,210
Central Japan Railway Co.	216,011	35,606,319
Chubu Electric Power Co., Inc.	841,663	10,982,623
Chugai Pharmaceutical Co., Ltd.	261,593	28,411,088
Citizen Watch Co., Ltd.	327,356	1,295,888
Coca-Cola Bottlers Japan Holdings, Inc.	173,356	3,993,785
COMSYS Holdings Corp.	139,928	3,455,877
Concordia Financial Group Ltd.	1,329,527	4,585,213
Cosmo Energy Holdings Co., Ltd.	70,635	1,180,033
Cosmos Pharmaceutical Corp.	11,112	2,413,704
Credit Saison Co., Ltd.	194,256	2,823,839
CyberAgent, Inc.	116,324	4,416,139
Dai Nippon Printing Co., Ltd.	355,640	8,555,934
Dai-ichi Life Holdings, Inc.	1,310,870	17,968,028
Daicel Corp.	336,769	2,906,707
Daido Steel Co., Ltd.	46,115	1,678,036
Daifuku Co., Ltd.	112,502	6,695,989
Daiichi Sankyo Co., Ltd.	761,160	46,502,984
Daiichikosho Co., Ltd.	46,809	1,913,760
Daikin Industries Ltd.	317,429	43,333,259
Daishi Hokuetsu Financial Group, Inc.	48,996	1,017,485
Daito Trust Construction Co., Ltd.	77,471	7,882,485
Daiwa House Industry Co., Ltd.	775,609	21,424,253
Daiwa Securities Group, Inc.	1,881,048	8,007,947
DeNA Co., Ltd.	133,574	1,720,060
Denka Co., Ltd.	97,903	2,476,052
Denso Corp.	538,568	21,070,384
Dentsu Group, Inc.	263,501	6,869,372
DIC Corp.	89,663	2,127,174
Disco Corp.	33,099	6,714,005
DMG Mori Co., Ltd.	121,776	1,538,782
Dowa Holdings Co., Ltd.	57,378	1,896,376
East Japan Railway Co.	432,021	33,319,267
Ebara Corp.	115,441	2,751,577

5
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Eisai Co., Ltd.	316,116	23,389,624
Electric Power Development Co., Ltd.	206,912	4,442,666
Ezaki Glico Co., Ltd.	55,078	2,269,705
FamilyMart Co., Ltd	281,285	6,222,093
Fancl Corp.	81,000	1,995,995
FANUC Corp.	230,205	38,351,494
Fast Retailing Co., Ltd.	61,216	30,328,494
FP Corp.	26,948	1,618,904
Fuji Electric Co., Ltd.	158,921	4,365,484
Fuji Media Holdings, Inc.	64,030	756,856
Fuji Oil Holdings, Inc.	55,928	1,298,842
Fuji Seal International, Inc.	58,730	1,045,940
FUJIFILM Holdings Corp.	429,917	21,032,513
Fujikura Ltd.	379,294	1,216,666
Fujitsu General Ltd.	71,174	1,416,024
Fujitsu Ltd.	227,358	23,628,454
Fukuoka Financial Group, Inc.	196,896	3,000,946
Fukuyama Transporting Co., Ltd.	46,450	1,395,244
Furukawa Electric Co., Ltd.	77,149	1,700,117
Fuyo General Lease Co., Ltd.	23,498	1,326,684
Glory Ltd.	68,486	1,824,770
GMO internet, Inc.	67,470	1,121,529
GMO Payment Gateway, Inc.	47,511	2,915,893
Goldwin, Inc. (a)	42,162	2,571,974
GS Yuasa Corp.	92,926	1,642,886
GungHo Online Entertainment, Inc.	37,025	585,933
H2O Retailing Corp.	95,480	737,355
Hakuhodo DY Holdings, Inc.	280,264	3,271,241
Hamamatsu Photonics K.K.	147,656	5,728,831
Hankyu Hanshin Holdings, Inc.	264,523	8,705,851
Haseko Corp.	338,730	4,365,037
Heiwa Corp.	61,760	1,153,151
Hikari Tsushin, Inc.	25,702	4,882,343
Hino Motors Ltd.	317,915	2,629,029
Hirose Electric Co., Ltd.	40,425	4,294,910
HIS Co., Ltd.	40,278	795,366
Hisamitsu Pharmaceutical Co., Inc.	80,931	3,627,696
Hitachi Capital Corp.	61,082	1,564,071
Hitachi Chemical Co., Ltd.	124,988	5,278,082
Hitachi Construction Machinery Co., Ltd.	134,769	3,327,213
Hitachi High-Tech Corp.	79,804	5,896,610
Hitachi Ltd.	1,106,895	37,322,367
Hitachi Metals Ltd.	223,844	3,202,070
Hitachi Transport System Ltd.	53,554	1,442,803
Hokuhoku Financial Group, Inc.	170,713	1,451,294
Hokuriku Electric Power Co. *	240,655	1,628,685
Honda Motor Co., Ltd.	2,086,557	54,153,955
Horiba Ltd.	49,277	2,690,785
Hoshizaki Corp.	59,812	5,068,203
House Foods Group, Inc.	87,553	2,585,234
Hoya Corp.	440,313	39,224,657
Hulic Co., Ltd.	447,765	5,014,603
Ibiden Co., Ltd.	125,455	2,778,584
Idemitsu Kosan Co., Ltd.	293,723	7,237,897
IHI Corp.	157,096	3,304,601
Iida Group Holdings Co., Ltd.	165,849	2,243,301
Inpex Corp.	1,092,588	9,449,547
Isetan Mitsukoshi Holdings Ltd.	452,110	2,963,350
Isuzu Motors Ltd.	623,202	5,870,053
Ito En Ltd.	66,364	2,928,593
ITOCHU Corp.	1,627,254	37,134,249
Itochu Techno-Solutions Corp.	123,289	3,422,123
Izumi Co., Ltd.	49,154	1,350,237
J Front Retailing Co., Ltd.	302,158	3,213,046
Japan Airlines Co., Ltd.	138,325	3,434,240
Japan Airport Terminal Co., Ltd.	60,107	2,351,565
Japan Aviation Electronics Industry Ltd.	49,571	796,426
Security	Number of Shares	Value ($)
Japan Exchange Group, Inc.	654,080	11,005,935
Japan Post Bank Co., Ltd.	459,144	4,103,415
Japan Post Holdings Co., Ltd.	1,569,520	13,687,920
Japan Post Insurance Co., Ltd.	230,714	3,544,181
Japan Tobacco, Inc.	1,418,741	28,199,886
JFE Holdings, Inc.	604,199	5,612,640
JGC Holdings Corp.	267,596	3,287,115
JSR Corp.	216,680	3,816,734
JTEKT Corp.	273,854	2,673,418
Justsystems Corp.	42,578	2,036,828
JXTG Holdings, Inc.	3,563,906	14,339,547
K's Holdings Corp.	227,224	2,500,486
Kagome Co., Ltd.	93,712	2,022,542
Kajima Corp.	546,068	5,887,703
Kakaku.com, Inc.	154,131	3,300,817
Kaken Pharmaceutical Co., Ltd.	40,624	1,973,483
Kamigumi Co., Ltd.	127,775	2,455,640
Kandenko Co., Ltd.	133,438	1,131,931
Kaneka Corp.	65,629	1,769,942
Kansai Mirai Financial Group, Inc.	231,717	1,091,292
Kansai Paint Co., Ltd.	223,687	4,887,871
Kao Corp.	563,450	41,099,751
Kawasaki Heavy Industries Ltd.	165,050	2,999,101
Kawasaki Kisen Kaisha Ltd. *	102,389	1,154,267
KDDI Corp.	2,057,408	58,328,037
Keihan Holdings Co., Ltd.	117,189	4,758,613
Keikyu Corp.	286,967	4,357,780
Keio Corp.	134,870	6,489,364
Keisei Electric Railway Co., Ltd.	166,248	5,325,053
Kewpie Corp.	124,679	2,294,422
Keyence Corp.	215,405	68,716,322
Kikkoman Corp.	223,101	10,362,360
Kinden Corp.	161,400	2,440,489
Kintetsu Group Holdings Co., Ltd.	217,021	9,385,834
Kirin Holdings Co., Ltd.	965,052	18,564,714
Kissei Pharmaceutical Co., Ltd.	59,077	1,432,219
Kobayashi Pharmaceutical Co., Ltd.	73,758	5,367,824
Kobe Steel Ltd.	378,761	1,408,086
Koei Tecmo Holdings Co., Ltd.	77,786	1,933,382
Koito Manufacturing Co., Ltd.	140,155	5,535,255
Kokuyo Co., Ltd.	109,973	1,557,862
Komatsu Ltd.	1,094,032	22,136,234
Konami Holdings Corp.	111,426	4,023,588
Konica Minolta, Inc.	556,487	3,023,236
Kose Corp.	34,475	4,135,785
Kubota Corp.	1,342,347	18,953,270
Kuraray Co., Ltd.	415,864	4,333,483
Kurita Water Industries Ltd.	131,051	3,395,796
Kusuri no Aoki Holdings Co., Ltd.	21,292	1,302,806
Kyocera Corp.	367,190	23,134,689
Kyoritsu Maintenance Co., Ltd.	30,514	937,783
Kyowa Exeo Corp.	114,808	2,510,843
Kyowa Kirin Co., Ltd.	289,130	6,888,834
Kyudenko Corp.	47,585	1,275,374
Kyushu Electric Power Co., Inc.	554,096	4,017,087
Kyushu Financial Group, Inc.	463,490	1,581,276
Kyushu Railway Co.	190,500	5,730,983
Lawson, Inc.	58,323	3,098,232
LINE Corp. *	68,102	3,352,539
Lintec Corp.	59,812	1,280,913
Lion Corp.	298,886	4,948,875
LIXIL Group Corp.	321,740	4,832,140
M3, Inc.	505,007	13,043,615
Mabuchi Motor Co., Ltd.	60,399	2,097,013
Maeda Corp.	187,310	1,677,481
Maeda Road Construction Co., Ltd. (a)	77,046	2,282,130
Makita Corp.	298,568	10,338,400
Mani, Inc.	76,656	1,628,847

6
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Marubeni Corp.	1,885,556	12,530,168
Maruha Nichiro Corp.	51,787	1,087,928
Marui Group Co., Ltd.	245,559	4,794,393
Maruichi Steel Tube Ltd.	77,097	1,872,657
Matsumotokiyoshi Holdings Co., Ltd.	91,534	2,999,793
Mazda Motor Corp.	705,018	4,902,086
Mebuki Financial Group, Inc.	1,129,102	2,208,692
Medipal Holdings Corp.	192,966	3,527,826
Megmilk Snow Brand Co., Ltd.	59,390	1,197,546
MEIJI Holdings Co., Ltd.	161,799	9,660,090
MINEBEA MITSUMI, Inc.	493,705	8,714,730
Miraca Holdings, Inc.	64,860	1,614,510
MISUMI Group, Inc.	334,000	7,050,647
Mitsubishi Chemical Holdings Corp.	1,540,367	10,371,933
Mitsubishi Corp.	1,499,091	37,385,202
Mitsubishi Electric Corp.	2,368,160	30,100,101
Mitsubishi Estate Co., Ltd.	1,411,141	24,124,081
Mitsubishi Gas Chemical Co., Inc.	217,605	3,300,438
Mitsubishi Heavy Industries Ltd.	337,784	10,706,749
Mitsubishi Logistics Corp.	74,466	1,719,694
Mitsubishi Materials Corp.	149,087	3,408,414
Mitsubishi Motors Corp.	756,121	2,516,548
Mitsubishi UFJ Financial Group, Inc.	14,928,728	73,616,005
Mitsubishi UFJ Lease & Finance Co., Ltd.	561,046	3,209,247
Mitsui & Co., Ltd.	2,029,057	33,549,559
Mitsui Chemicals, Inc.	205,374	4,453,435
Mitsui Fudosan Co., Ltd.	1,119,868	25,721,717
Mitsui Mining & Smelting Co., Ltd.	66,149	1,587,723
Mitsui OSK Lines Ltd.	138,119	2,869,556
Miura Co., Ltd.	124,832	4,085,264
Mizuho Financial Group, Inc.	30,370,269	41,557,982
Mochida Pharmaceutical Co., Ltd.	30,112	1,059,427
MonotaRO Co., Ltd.	144,438	3,213,751
Morinaga & Co., Ltd.	48,902	1,933,593
Morinaga Milk Industry Co., Ltd.	43,854	1,557,139
MS&AD Insurance Group Holdings, Inc.	593,342	19,159,229
Murata Manufacturing Co., Ltd.	682,227	36,184,311
Nabtesco Corp.	139,790	3,773,870
Nagase & Co., Ltd.	132,907	1,598,112
Nagoya Railroad Co., Ltd.	232,323	6,071,650
Nankai Electric Railway Co., Ltd.	127,109	2,809,325
NEC Corp.	293,566	10,995,287
NET One Systems Co., Ltd.	104,008	2,162,796
Nexon Co., Ltd.	509,475	8,109,846
NGK Insulators Ltd.	324,704	5,108,447
NGK Spark Plug Co., Ltd.	247,662	4,075,465
NH Foods Ltd.	123,332	4,653,606
NHK Spring Co., Ltd.	197,509	1,508,807
Nichirei Corp.	134,610	3,435,603
Nidec Corp.	278,575	33,005,966
Nifco, Inc.	104,807	2,546,694
Nihon Kohden Corp.	92,093	2,740,634
Nihon M&A Center, Inc.	152,399	4,634,207
Nihon Unisys Ltd.	81,220	2,450,944
Nikon Corp.	423,138	4,350,438
Nintendo Co., Ltd.	127,668	42,928,831
Nippo Corp.	66,480	1,508,150
Nippon Electric Glass Co., Ltd.	95,446	1,613,110
Nippon Express Co., Ltd.	81,875	3,924,292
Nippon Kayaku Co., Ltd.	203,429	2,251,835
Nippon Paint Holdings Co., Ltd.	185,109	8,451,878
Nippon Paper Industries Co., Ltd.	119,109	1,727,034
Nippon Shinyaku Co., Ltd.	63,900	4,733,333
Nippon Shokubai Co., Ltd.	38,990	1,980,858
Nippon Steel Corp.	983,057	11,082,347
Nippon Telegraph & Telephone Corp.	1,471,779	34,514,115
Nippon Yusen K.K.	199,015	2,848,738
Security	Number of Shares	Value ($)
Nipro Corp.	142,998	1,524,570
Nishi-Nippon Financial Holdings, Inc.	180,774	1,039,076
Nishi-Nippon Railroad Co., Ltd.	96,329	2,119,211
Nissan Chemical Corp.	163,217	6,907,575
Nissan Motor Co., Ltd.	2,290,150	9,842,985
Nisshin Seifun Group, Inc.	318,219	5,386,992
Nisshinbo Holdings, Inc.	178,815	1,525,145
Nissin Foods Holdings Co., Ltd.	79,290	6,248,227
Nitori Holdings Co., Ltd.	89,638	12,436,218
Nitto Denko Corp.	187,042	9,398,485
Noevir Holdings Co., Ltd.	24,500	1,044,825
NOF Corp.	81,114	2,605,665
NOK Corp.	143,661	1,825,979
Nomura Holdings, Inc.	3,772,197	16,768,817
Nomura Real Estate Holdings, Inc.	135,553	2,925,577
Nomura Research Institute Ltd.	315,067	6,878,809
NS Solutions Corp.	32,571	903,467
NSK Ltd.	541,382	4,150,771
NTN Corp.	572,515	1,385,310
NTT Data Corp.	749,144	8,966,253
NTT DOCOMO, Inc.	1,399,957	37,995,403
Obayashi Corp.	797,751	8,054,057
Obic Co., Ltd.	80,981	9,977,634
Odakyu Electric Railway Co., Ltd.	364,167	7,035,869
Oji Holdings Corp.	1,087,318	5,191,385
OKUMA Corp.	38,578	1,638,041
Olympus Corp.	1,271,046	23,119,568
Omron Corp.	229,640	12,433,112
Ono Pharmaceutical Co., Ltd.	511,745	10,484,925
Open House Co., Ltd.	76,236	1,923,834
Oracle Corp. Japan	39,104	3,059,730
Orient Corp.	699,030	861,920
Oriental Land Co., Ltd.	224,890	25,571,556
ORIX Corp.	1,536,402	24,812,611
Osaka Gas Co., Ltd.	478,267	7,737,226
OSG Corp.	97,325	1,460,800
Otsuka Corp.	128,134	5,482,208
Otsuka Holdings Co., Ltd.	505,131	19,106,610
PALTAC Corp.	42,024	1,780,463
Pan Pacific International Holdings Corp.	596,890	9,894,213
Panasonic Corp.	2,550,866	24,369,976
Park24 Co., Ltd.	129,104	2,517,088
Penta-Ocean Construction Co., Ltd.	347,646	1,853,210
PeptiDream, Inc. *	100,201	3,994,477
Persol Holdings Co., Ltd.	210,775	2,792,356
Pigeon Corp.	131,609	4,465,665
Pilot Corp.	46,050	1,500,633
Pola Orbis Holdings, Inc.	90,750	1,736,504
Rakuten, Inc.	943,633	7,899,695
Recruit Holdings Co., Ltd.	1,532,023	53,375,446
Relo Group, Inc.	121,893	2,668,051
Renesas Electronics Corp. *	846,314	5,107,777
Rengo Co., Ltd.	264,825	1,794,716
Resona Holdings, Inc.	2,650,942	10,056,696
Resorttrust, Inc.	75,138	993,342
Ricoh Co., Ltd.	791,744	7,376,839
Rinnai Corp.	45,692	3,121,958
Rohm Co., Ltd.	106,233	6,992,577
Rohto Pharmaceutical Co., Ltd.	121,422	3,455,853
Ryohin Keikaku Co., Ltd.	273,211	3,743,623
Sankyo Co., Ltd.	58,238	1,914,001
Sankyu, Inc.	57,734	2,459,442
Sanrio Co., Ltd.	70,998	1,074,201
Santen Pharmaceutical Co., Ltd.	417,828	6,709,109
Sanwa Holdings Corp.	245,195	2,254,980
Sapporo Holdings Ltd.	78,283	1,570,523
Sawai Pharmaceutical Co., Ltd.	46,576	2,642,610
SBI Holdings, Inc.	275,125	5,547,646

7
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
SCREEN Holdings Co., Ltd.	45,913	2,328,319
SCSK Corp.	46,496	2,400,989
Secom Co., Ltd.	230,768	18,345,484
Sega Sammy Holdings, Inc.	235,206	3,102,935
Seibu Holdings, Inc.	242,043	3,424,258
Seiko Epson Corp.	320,475	4,539,803
Seino Holdings Co., Ltd.	187,160	2,030,104
Sekisui Chemical Co., Ltd.	432,011	6,444,219
Sekisui House Ltd.	701,068	13,759,430
Seven & i Holdings Co., Ltd.	922,425	31,606,942
Seven Bank Ltd.	802,083	2,111,821
SG Holdings Co., Ltd.	254,094	5,012,859
Sharp Corp.	171,836	2,007,262
Shikoku Electric Power Co., Inc.	187,042	1,425,379
Shimadzu Corp.	322,626	7,860,391
Shimamura Co., Ltd.	27,218	1,819,328
Shimano, Inc.	92,650	12,987,234
Shimizu Corp.	692,312	6,302,789
Shin-Etsu Chemical Co., Ltd.	476,904	53,696,742
Shinsei Bank Ltd.	235,484	3,137,167
Shionogi & Co., Ltd.	334,217	18,110,586
Shiseido Co., Ltd.	464,861	27,659,370
SHO-BOND Holdings Co., Ltd.	52,964	1,934,623
Shochiku Co., Ltd.	11,649	1,253,835
Showa Denko K.K.	175,672	3,797,961
Skylark Holdings Co., Ltd.	229,659	3,444,938
SMC Corp.	68,426	27,322,188
Softbank Corp.	1,925,763	25,218,006
SoftBank Group Corp.	1,939,970	90,159,640
Sohgo Security Services Co., Ltd.	83,455	3,907,178
Sojitz Corp.	1,488,517	4,305,542
Sompo Holdings, Inc.	404,799	15,071,365
Sony Corp.	1,473,701	90,322,508
Sony Financial Holdings, Inc.	185,238	3,705,962
Sotetsu Holdings, Inc.	89,662	2,041,532
Square Enix Holdings Co., Ltd.	89,775	3,620,463
Stanley Electric Co., Ltd.	181,194	4,428,011
Subaru Corp.	732,589	17,790,913
Sugi Holdings Co., Ltd.	45,386	2,150,118
SUMCO Corp.	283,534	4,313,534
Sumitomo Bakelite Co., Ltd.	38,802	1,165,517
Sumitomo Chemical Co., Ltd.	1,813,027	6,605,661
Sumitomo Corp.	1,334,789	19,112,609
Sumitomo Dainippon Pharma Co., Ltd.	199,814	2,891,667
Sumitomo Electric Industries Ltd.	887,722	10,620,732
Sumitomo Forestry Co., Ltd.	165,895	2,473,084
Sumitomo Heavy Industries Ltd.	134,306	2,928,547
Sumitomo Metal Mining Co., Ltd.	286,481	7,132,478
Sumitomo Mitsui Financial Group, Inc.	1,551,515	50,113,366
Sumitomo Mitsui Trust Holdings, Inc.	440,175	15,098,943
Sumitomo Osaka Cement Co., Ltd.	40,926	1,401,952
Sumitomo Realty & Development Co., Ltd.	470,299	14,702,158
Sumitomo Rubber Industries Ltd.	230,902	2,403,958
Sundrug Co., Ltd.	78,756	2,464,205
Suntory Beverage & Food Ltd.	149,622	5,701,075
Suzuken Co., Ltd.	91,852	3,044,277
Suzuki Motor Corp.	512,985	20,625,930
Sysmex Corp.	229,783	14,739,430
T&D Holdings, Inc.	644,325	6,361,713
Tadano Ltd.	155,631	1,302,877
Taiheiyo Cement Corp.	146,195	3,609,301
Taisei Corp.	245,305	8,403,115
Taisho Pharmaceutical Holdings Co., Ltd.	51,354	3,185,076
Taiyo Nippon Sanso Corp.	169,058	3,026,478
Taiyo Yuden Co., Ltd.	149,915	4,197,314
Takara Bio, Inc.	53,605	928,328
Security	Number of Shares	Value ($)
Takara Holdings, Inc.	212,139	1,646,135
Takashimaya Co., Ltd.	195,080	1,824,834
Takeda Pharmaceutical Co., Ltd.	1,823,710	63,622,312
TDK Corp.	141,734	13,731,241
TechnoPro Holdings, Inc.	46,455	2,764,948
Teijin Ltd.	215,086	3,539,402
Terumo Corp.	775,125	24,993,137
The 77 Bank Ltd.	96,749	1,254,826
The Bank of Kyoto Ltd.	92,396	3,147,966
The Chiba Bank Ltd.	775,974	3,834,368
The Chugoku Bank Ltd.	218,962	1,741,709
The Chugoku Electric Power Co., Inc.	359,446	4,785,282
The Gunma Bank Ltd.	549,663	1,661,244
The Hachijuni Bank Ltd.	535,328	1,831,326
The Hiroshima Bank Ltd.	334,391	1,457,041
The Iyo Bank Ltd.	331,392	1,499,275
The Japan Steel Works Ltd.	72,333	1,056,176
The Kansai Electric Power Co., Inc.	874,410	9,440,045
The Shiga Bank Ltd.	71,874	1,623,853
The Shizuoka Bank Ltd.	594,377	3,758,078
The Yokohama Rubber Co., Ltd.	123,801	2,016,580
THK Co., Ltd.	132,547	3,038,879
TIS, Inc.	94,538	5,600,499
Tobu Railway Co., Ltd.	245,216	7,320,220
Toda Corp.	251,090	1,503,770
Toho Co., Ltd.	135,978	4,191,599
Toho Gas Co., Ltd.	108,140	3,694,395
Tohoku Electric Power Co., Inc.	560,374	4,924,995
Tokai Carbon Co., Ltd. (a)	226,591	2,027,166
Tokai Rika Co., Ltd.	63,530	958,266
Tokio Marine Holdings, Inc.	788,456	42,403,312
Tokuyama Corp.	83,481	1,883,769
Tokyo Century Corp.	57,968	2,407,608
Tokyo Electric Power Co. Holdings, Inc. *	1,886,468	7,170,555
Tokyo Electron Ltd.	180,102	37,276,013
Tokyo Gas Co., Ltd.	499,622	10,111,480
Tokyo Tatemono Co., Ltd.	232,102	3,169,575
Tokyu Corp.	576,615	8,852,496
Tokyu Fudosan Holdings Corp.	721,414	4,554,609
Topcon Corp.	135,559	1,353,516
Toppan Printing Co., Ltd.	338,199	5,897,671
Toray Industries, Inc.	1,831,198	10,605,381
Toshiba Corp.	529,625	14,361,963
Tosoh Corp.	324,841	4,460,108
TOTO Ltd.	169,151	6,421,669
Toyo Seikan Group Holdings Ltd.	186,889	2,997,432
Toyo Suisan Kaisha Ltd.	105,388	4,176,829
Toyo Tire Corp.	118,514	1,577,769
Toyobo Co., Ltd.	123,118	1,548,891
Toyoda Gosei Co., Ltd.	90,848	1,942,201
Toyota Boshoku Corp.	74,793	1,033,851
Toyota Industries Corp.	192,191	10,173,927
Toyota Motor Corp.	2,954,222	195,195,292
Toyota Tsusho Corp.	274,725	8,315,738
Trend Micro, Inc.	142,108	7,074,769
TS Tech Co., Ltd.	63,897	1,669,325
Tsumura & Co.	74,028	1,726,737
Tsuruha Holdings, Inc.	42,478	4,934,403
Ube Industries Ltd.	123,646	2,255,925
Ulvac, Inc.	59,232	1,724,271
Unicharm Corp.	464,589	15,066,354
Ushio, Inc.	140,494	1,758,373
USS Co., Ltd.	237,878	3,762,294
Wacoal Holdings Corp.	76,752	1,795,968
Welcia Holdings Co., Ltd.	60,973	3,674,264
West Japan Railway Co.	216,436	15,285,861
Yakult Honsha Co., Ltd.	148,241	6,782,268

8
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Yamada Denki Co., Ltd.	933,586	4,492,014
Yamaguchi Financial Group, Inc.	277,619	1,479,914
Yamaha Corp.	187,850	9,230,102
Yamaha Motor Co., Ltd.	343,886	5,509,062
Yamato Holdings Co., Ltd.	433,134	6,834,414
Yamato Kogyo Co., Ltd.	48,850	1,023,511
Yamazaki Baking Co., Ltd.	158,984	2,704,637
Yaoko Co., Ltd.	26,567	1,438,384
Yaskawa Electric Corp.	316,481	9,931,750
Yokogawa Electric Corp.	277,317	4,465,764
Z Holdings Corp.	3,176,844	11,574,651
Zenkoku Hosho Co., Ltd.	63,862	2,394,862
Zensho Holdings Co., Ltd.	109,894	2,008,076
Zeon Corp.	174,268	1,668,927
ZOZO, Inc.	113,135	1,587,970
		4,222,754,603

Netherlands 3.3%
Aalberts N.V.	122,154	4,528,576
ABN AMRO Bank N.V.	503,787	6,884,105
Adyen N.V. *	32,072	28,084,939
Aegon N.V.	2,072,107	6,989,919
Akzo Nobel N.V.	256,187	20,303,625
ArcelorMittal S.A.	713,720	10,063,238
ASML Holding N.V.	478,791	130,482,689
ASR Nederland N.V.	165,159	5,464,336
Boskalis Westminster	96,490	2,098,060
Galapagos N.V. *	60,429	12,432,639
GrandVision N.V. (a)	55,470	1,678,040
Heineken Holding N.V.	124,589	10,921,008
Heineken N.V.	282,124	27,959,089
ING Groep N.V.	4,664,994	44,114,763
Just Eat Takeaway *	47,130	4,105,356
Koninklijke Ahold Delhaize N.V.	1,258,137	29,270,763
Koninklijke DSM N.V.	210,393	23,515,047
Koninklijke KPN N.V.	3,983,074	9,629,829
Koninklijke Philips N.V.	1,082,463	46,039,284
Koninklijke Vopak N.V.	82,747	3,922,051
NN Group N.V.	397,218	13,456,231
OCI N.V. *	124,646	2,074,982
Prosus N.V. *	518,557	36,266,989
Randstad N.V.	130,081	6,674,272
Signify N.V.	148,756	4,379,146
Unibail-Rodamco-Westfield	160,069	19,165,223
Unilever N.V.	1,739,748	90,993,483
Wolters Kluwer N.V.	324,112	23,611,294
		625,108,976

New Zealand 0.3%
a2 Milk Co., Ltd. *	889,039	8,988,252
Air New Zealand Ltd.	569,143	801,335
Auckland International Airport Ltd.	1,142,771	5,578,286
Contact Energy Ltd.	880,069	3,657,281
Fisher & Paykel Healthcare Corp., Ltd.	666,130	10,651,449
Fletcher Building Ltd.	947,790	3,051,029
Kiwi Property Group Ltd.	1,773,266	1,594,809
Mercury NZ Ltd.	835,991	2,481,135
Meridian Energy Ltd.	1,391,133	3,986,368
Ryman Healthcare Ltd.	505,724	4,783,549
SKYCITY Entertainment Group Ltd.	822,896	1,633,284
Spark New Zealand Ltd.	2,181,855	6,137,196
		53,343,973

Security	Number of Shares	Value ($)
Norway 0.5%
Adevinta A.S.A., Class B *	284,284	2,959,353
Aker A.S.A., A Shares	30,541	1,362,637
Aker BP A.S.A.	135,644	3,174,927
DNB A.S.A.	1,259,379	20,728,603
Equinor A.S.A.	1,172,364	17,483,099
Gjensidige Forsikring A.S.A.	198,854	3,967,927
Leroy Seafood Group A.S.A.	295,770	1,793,019
Mowi A.S.A.	509,916	10,656,673
Norsk Hydro A.S.A.	1,610,880	4,534,097
Orkla A.S.A.	897,522	7,506,672
Salmar A.S.A.	60,452	2,684,401
Schibsted A.S.A., B Shares	111,469	2,657,330
Schibsted A.S.A., Class A	101,784	2,548,952
Subsea 7 S.A.	296,206	2,581,225
Telenor A.S.A.	767,219	12,178,401
Yara International A.S.A.	210,794	7,588,922
		104,406,238

Poland 0.2%
Bank Polska Kasa Opieki S.A.	191,440	4,274,831
CD Projekt S.A.	77,429	5,469,342
Cyfrowy Polsat S.A.	311,693	1,992,204
Dino Polska S.A. *	61,711	2,219,449
Grupa Lotos S.A.	118,387	1,785,399
KGHM Polska Miedz S.A. *	168,591	3,016,311
LPP S.A.	1,010	1,767,570
mBank S.A. *	14,896	1,125,880
PGE Polska Grupa Energetyczna S.A. *	813,031	921,766
Polski Koncern Naftowy Orlen S.A.	375,617	5,586,573
Polskie Gornictwo Naftowe i Gazownictwo S.A.	2,071,559	1,664,519
Powszechna Kasa Oszczednosci Bank Polski S.A.	1,047,423	8,312,544
Powszechny Zaklad Ubezpieczen S.A.	675,474	5,953,464
Santander Bank Polska S.A.	34,440	2,190,771
		46,280,623

Portugal 0.2%
Banco Espirito Santo S.A. *(b)	505,213	—
EDP - Energias de Portugal S.A.	3,231,934	14,981,493
EDP Renovaveis S.A.	193,881	2,598,216
Galp Energia, SGPS, S.A.	603,930	8,206,093
Jeronimo Martins, SGPS, S.A.	298,840	5,220,986
		31,006,788

Republic of Korea 3.8%
Amorepacific Corp. *	42,115	5,582,968
AMOREPACIFIC Group *	35,484	1,811,452
BGF retail Co., Ltd.	9,308	1,161,105
BNK Financial Group, Inc.	375,915	1,909,753
Celltrion Healthcare Co., Ltd. *	80,340	4,286,564
Celltrion, Inc. *	124,653	17,448,341
Cheil Worldwide, Inc.	84,873	1,352,238
CJ CheilJedang Corp.	10,684	2,146,477
CJ Corp.	15,110	1,001,527
CJ ENM Co., Ltd.	10,890	1,128,005
CJ Logistics Corp. *	9,405	1,033,814
Coway Co., Ltd.	65,453	3,713,225
Daelim Industrial Co., Ltd. *	36,208	2,161,449
Daewoo Shipbuilding & Marine Engineering Co., Ltd. *	55,864	1,018,845
DB Insurance Co., Ltd.	60,908	2,171,524
DGB Financial Group, Inc.	184,396	851,759

9
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Doosan Bobcat, Inc.	55,986	1,309,183
Doosan Heavy Industries & Construction Co., Ltd. *	290,383	1,197,875
Doosan Infracore Co., Ltd. *	326,802	1,130,151
E-MART, Inc.	24,584	2,125,418
Fila Holdings Corp.	62,115	1,963,949
GS Engineering & Construction Corp.	71,620	1,547,983
GS Holdings Corp.	70,005	2,377,691
GS Retail Co., Ltd.	39,514	1,150,119
Hana Financial Group, Inc.	355,936	9,202,462
Hankook Tire & Technology Co., Ltd.	85,056	1,785,861
Hanmi Pharm Co., Ltd. *	8,617	1,851,821
Hanmi Science Co., Ltd. *	23,774	581,381
Hanon Systems	186,785	1,622,546
Hanwha Aerospace Co., Ltd. *	44,770	1,013,730
Hanwha Corp.	69,376	1,145,318
Hanwha Solutions Corp.	98,710	1,450,781
Helixmith Co., Ltd. *	20,614	1,054,038
HLB, Inc. *	37,227	2,957,930
Hotel Shilla Co., Ltd.	36,370	2,404,702
Hyundai Department Store Co., Ltd.	23,674	1,382,039
Hyundai Engineering & Construction Co., Ltd.	83,984	2,399,543
Hyundai Glovis Co., Ltd.	21,742	2,201,948
Hyundai Heavy Industries Holdings Co., Ltd.	13,075	2,912,135
Hyundai Marine & Fire Insurance Co., Ltd.	75,244	1,400,177
Hyundai Mobis Co., Ltd.	77,342	13,373,256
Hyundai Motor Co.	167,188	15,830,893
Hyundai Steel Co.	115,290	2,264,032
Hyundai Wia Corp.	29,660	939,009
Industrial Bank of Korea	362,642	2,839,626
Kakao Corp.	63,940	9,055,315
Kangwon Land, Inc. *	127,908	2,401,237
KB Financial Group, Inc.	472,284	15,127,087
KCC Corp.	5,666	776,772
KCC Glass Corp. *	5,324	116,606
Kia Motors Corp.	312,147	9,316,862
Korea Aerospace Industries Ltd. *	82,345	1,739,110
Korea Electric Power Corp. *	303,149	5,316,652
Korea Investment Holdings Co., Ltd. *	44,820	2,317,576
Korea Shipbuilding & Offshore Engineering Co., Ltd. *	50,429	4,318,333
Korea Zinc Co., Ltd. *	12,486	4,261,381
Korean Air Lines Co., Ltd. *	73,718	1,353,571
KT&G Corp.	134,658	9,391,134
Kumho Petrochemical Co., Ltd.	19,792	966,378
LG Chem Ltd.	54,587	16,540,153
LG Corp.	109,389	6,079,669
LG Display Co., Ltd. *	318,328	3,564,645
LG Electronics, Inc.	142,998	7,111,634
LG Household & Health Care Ltd.	10,702	10,759,277
LG Uplus Corp.	261,211	2,839,016
Lotte Chemical Corp.	17,631	2,721,953
Lotte Shopping Co., Ltd.	16,271	1,275,421
LS Corp.	40,262	1,195,097
Mando Corp.	43,127	1,058,201
Medy-Tox, Inc.	6,047	1,461,338
Mirae Asset Daewoo Co., Ltd. *	625,917	3,267,447
NAVER Corp.	159,957	22,916,853
NCSoft Corp.	20,145	10,765,010
Netmarble Corp. *	22,307	1,627,337
NH Investment & Securities Co., Ltd. *	143,303	1,177,574
OCI Co., Ltd. *	20,112	815,575
Orion Corp.	26,729	2,075,376
Paradise Co., Ltd.	60,000	810,210
Security	Number of Shares	Value ($)
POSCO	83,058	13,369,979
POSCO Chemical Co., Ltd.	28,833	1,303,361
S-1 Corp.	25,553	1,729,483
S-Oil Corp.	49,592	2,719,495
Samsung Biologics Co., Ltd. *	15,661	5,976,841
Samsung C&T Corp.	102,256	8,882,674
Samsung Card Co., Ltd.	39,683	1,101,126
Samsung Electro-Mechanics Co., Ltd.	73,350	7,609,798
Samsung Electronics Co., Ltd.	5,624,573	251,010,174
Samsung Engineering Co., Ltd. *	197,491	2,292,814
Samsung Fire & Marine Insurance Co., Ltd.	42,377	6,908,725
Samsung Heavy Industries Co., Ltd. *	505,111	2,424,699
Samsung Life Insurance Co., Ltd.	81,048	3,903,918
Samsung SDI Co., Ltd.	62,756	15,243,326
Samsung SDS Co., Ltd.	38,276	5,247,389
Samsung Securities Co., Ltd.	78,417	2,137,178
Shinhan Financial Group Co., Ltd.	577,150	15,349,481
Shinsegae, Inc.	8,673	1,685,326
SK Holdings Co., Ltd.	39,805	6,292,762
SK Hynix, Inc.	616,279	44,603,478
SK Innovation Co., Ltd.	68,055	6,332,001
SK Telecom Co., Ltd.	30,350	5,310,313
SKC Co., Ltd.	26,202	1,108,920
Woori Financial Group, Inc.	638,361	5,051,173
Yuhan Corp.	12,908	2,274,444
		716,583,321

Singapore 1.2%
Ascendas Real Estate Investment Trust	3,594,157	7,880,003
CapitaLand Commercial Trust	3,181,366	4,239,694
CapitaLand Ltd.	3,025,087	7,651,040
CapitaLand Mall Trust	3,377,430	5,493,133
City Developments Ltd.	544,146	3,809,061
ComfortDelGro Corp., Ltd.	2,534,169	3,540,610
DBS Group Holdings Ltd.	2,147,289	37,093,314
Genting Singapore Ltd.	7,334,716	4,283,007
Golden Agri-Resources Ltd.	7,437,971	1,065,841
Hutchison Port Holdings Trust	6,743,816	991,341
Jardine Cycle & Carriage Ltd.	115,828	2,228,259
Keppel Corp., Ltd.	1,718,664	7,807,072
Keppel REIT	2,294,528	2,022,118
Mapletree Commercial Trust	2,388,161	3,593,278
Mapletree Industrial Trust	1,718,154	3,299,171
Mapletree Logistics Trust	3,113,110	4,126,427
Mapletree North Asia Commercial Trust	2,839,560	2,237,957
Olam International Ltd.	762,940	929,281
Oversea-Chinese Banking Corp., Ltd.	4,136,451	31,415,333
SATS Ltd.	819,722	2,366,898
Sembcorp Industries Ltd.	995,134	1,304,790
Sembcorp Marine Ltd. *	1,005,372	777,962
Singapore Airlines Ltd.	641,765	3,678,527
Singapore Exchange Ltd.	1,001,198	6,090,256
Singapore Post Ltd.	1,762,838	991,494
Singapore Press Holdings Ltd.	2,052,514	2,779,431
Singapore Technologies Engineering Ltd.	1,941,136	5,799,625
Singapore Telecommunications Ltd.	9,010,736	19,368,208
Suntec Real Estate Investment Trust	2,469,430	3,007,832
United Overseas Bank Ltd.	1,530,532	26,844,897
UOL Group Ltd.	658,312	3,476,219
Venture Corp., Ltd.	313,113	3,690,413
Wilmar International Ltd.	2,399,732	6,825,920
		220,708,412

10
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Spain 2.4%
Acciona S.A. (a)	26,809	3,368,890
ACS, Actividades de Construccion y Servicios S.A.	294,031	8,671,966
Aena SME S.A.	82,832	13,193,083
Amadeus IT Group S.A.	487,649	34,014,275
Banco Bilbao Vizcaya Argentaria S.A.	7,907,174	37,647,874
Banco de Sabadell S.A.	6,976,760	6,063,456
Banco Santander S.A.	19,666,404	71,871,699
Bankia S.A.	1,441,551	2,264,364
Bankinter S.A.	950,665	5,576,336
CaixaBank S.A.	4,377,519	11,160,492
Cellnex Telecom S.A.	322,498	15,540,852
Corporacion Financiera Alba S.A.	27,746	1,234,342
Enagas S.A.	298,623	7,675,722
Endesa S.A.	385,537	9,837,742
Ferrovial S.A.	575,194	16,351,544
Fomento de Construcciones y Contratas S.A.	91,060	1,072,266
Grifols S.A.	403,592	12,856,439
Iberdrola S.A.	7,181,906	81,414,089
Industria de Diseno Textil S.A.	1,258,066	38,873,470
Inmobiliaria Colonial Socimi S.A.	365,920	4,630,403
Mapfre S.A.	1,153,183	2,565,095
Merlin Properties Socimi S.A.	385,263	4,930,187
Naturgy Energy Group S.A.	366,003	8,454,814
Red Electrica Corp. S.A.	516,168	9,834,347
Repsol S.A.	1,639,924	18,247,918
Siemens Gamesa Renewable Energy S.A.	274,569	4,380,743
Telefonica S.A.	5,426,251	31,948,084
Zardoya Otis S.A.	200,487	1,492,024
		465,172,516

Sweden 2.4%
Alfa Laval AB	383,610	8,550,517
Assa Abloy AB, B Shares	1,099,048	24,361,318
Atlas Copco AB, A Shares	737,375	25,790,746
Atlas Copco AB, B Shares	470,161	14,344,733
Boliden AB	324,625	6,643,108
Castellum AB	335,351	7,644,333
Electrolux AB, Series B	279,981	5,615,446
Elekta AB, B Shares (a)	446,031	4,655,789
Epiroc AB, A Shares	723,807	8,253,330
Epiroc AB, B Shares	495,884	5,485,612
Essity AB, B Shares	725,703	21,527,595
Fastighets AB Balder, B Shares *	116,756	5,440,930
Hennes & Mauritz AB, B Shares	1,060,318	18,959,756
Hexagon AB, B Shares	299,676	15,844,490
Husqvarna AB, B Shares	518,841	3,436,784
ICA Gruppen AB	90,123	3,344,602
Industrivarden AB, A Shares	268,201	6,141,311
Industrivarden AB, C Shares	173,533	3,871,563
Investment AB Latour, B Shares	143,431	2,220,606
Investor AB, A Shares	146,891	7,205,842
Investor AB, B Shares	561,950	27,665,391
Kinnevik AB, B Shares	289,201	5,801,858
L E Lundbergfortagen AB, B Shares	90,758	3,716,406
Lundin Petroleum AB	216,910	6,022,854
Nibe Industrier AB, B Shares	365,783	5,863,032
Saab AB, B Shares	108,465	2,921,085
Sandvik AB	1,289,194	21,063,045
Securitas AB, B Shares	363,075	4,883,393
Skandinaviska Enskilda Banken AB, A Shares	1,739,582	16,406,987
Skanska AB, B Shares	420,555	9,061,685
Security	Number of Shares	Value ($)
SKF AB, B Shares	474,613	8,224,256
Svenska Cellulosa AB SCA, B Shares	738,145	6,978,615
Svenska Handelsbanken AB, A Shares	1,824,523	18,156,592
Swedbank AB, A Shares	1,191,993	17,796,721
Swedish Match AB	198,691	11,468,421
Swedish Orphan Biovitrum AB *	210,510	3,551,166
Tele2 AB, B Shares	630,025	9,061,999
Telefonaktiebolaget LM Ericsson, B Shares	3,620,710	28,636,738
Telia Co. AB	3,187,806	12,471,607
Trelleborg AB, B Shares	309,945	4,741,039
Volvo AB, B Shares	1,783,304	27,370,077
		451,201,378

Switzerland 8.2%
ABB Ltd.	2,141,991	46,050,760
Adecco Group AG	187,289	9,941,535
Alcon, Inc. *	549,605	33,477,670
Baloise Holding AG	55,133	8,822,875
Banque Cantonale Vaudoise	3,156	2,530,147
Barry Callebaut AG	3,633	7,442,780
Chocoladefabriken Lindt & Sprungli AG	121	10,463,040
Chocoladefabriken Lindt & Sprungli AG, Participation Certificate	1,138	8,852,875
Cie Financiere Richemont S.A.	610,707	41,262,708
Clariant AG	252,829	5,297,146
Credit Suisse Group AG	2,989,219	33,383,395
DKSH Holding AG	47,742	2,670,829
Dufry AG	34,537	2,505,489
EMS-Chemie Holding AG	8,363	4,868,589
Flughafen Zuerich AG	22,604	3,400,116
Geberit AG	42,037	20,802,441
Georg Fischer AG	4,635	3,931,334
Givaudan S.A.	11,044	34,297,499
Helvetia Holding AG	39,529	5,223,161
Julius Baer Group Ltd. *	263,604	10,950,480
Kuehne & Nagel International AG	59,526	8,643,400
LafargeHolcim Ltd. *	605,692	27,977,157
Logitech International S.A.	175,934	6,737,821
Lonza Group AG	91,155	36,011,852
Nestle S.A.	3,473,359	354,709,992
Novartis AG	2,534,525	212,748,754
OC Oerlikon Corp. AG	231,664	2,145,635
Pargesa Holding S.A.	45,544	3,319,520
Partners Group Holding AG	19,853	17,044,107
PSP Swiss Property AG	46,248	6,813,332
Roche Holding AG	834,401	266,970,391
Roche Holding AG, Bearer Shares	30,721	9,667,459
Schindler Holding AG	22,859	4,893,212
Schindler Holding AG, Participation Certificate	48,037	10,645,112
SGS S.A.	7,067	17,507,791
Sika AG	165,206	29,253,896
Sonova Holding AG	64,919	15,412,352
Straumann Holding AG	11,703	10,893,541
Sulzer AG	20,733	1,890,270
Swiss Life Holding AG	40,081	18,161,606
Swiss Prime Site AG *	89,617	10,739,782
Swiss Re AG	332,374	31,467,280
Swisscom AG	30,586	16,229,113
Temenos AG	71,727	10,170,495
The Swatch Group AG	57,460	2,451,674
The Swatch Group AG, Bearer Shares	32,890	7,539,946
UBS Group AG *	4,092,423	44,816,038

11
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Vifor Pharma AG	53,734	8,920,971
Zurich Insurance Group AG	174,176	66,740,925
		1,556,698,293

United Kingdom 13.8%
3i Group plc	1,151,847	14,830,250
Admiral Group plc	247,742	6,683,235
Anglo American plc	1,496,711	34,254,737
Antofagasta plc	428,776	4,118,523
Ashmore Group plc	484,475	2,860,187
Ashtead Group plc	559,505	17,073,135
Associated British Foods plc	445,874	12,842,567
AstraZeneca plc	1,577,019	136,853,409
Auto Trader Group plc	1,067,991	7,088,101
AVEVA Group plc	79,706	4,467,358
Aviva plc	4,658,812	20,875,069
B&M European Value Retail S.A.	1,048,594	4,461,441
Babcock International Group plc	335,852	1,902,544
BAE Systems plc	3,813,849	29,637,792
Barclays plc (a)	20,545,701	39,033,895
Barratt Developments plc	1,209,088	11,693,962
Bellway plc	153,082	7,279,647
Berkeley Group Holdings plc *	138,808	8,428,821
BHP Group plc	2,487,682	45,069,915
BP plc	23,932,786	121,100,537
British American Tobacco plc	2,743,380	107,313,712
BT Group plc	10,446,468	18,896,754
Bunzl plc	409,140	9,772,523
Burberry Group plc	494,021	10,405,410
Carnival plc	182,879	5,687,952
Centrica plc	7,122,136	6,560,835
Cineworld Group plc (a)	1,233,878	2,445,216
Coca-Cola HBC AG	227,079	7,175,792
Compass Group plc	1,894,806	41,398,155
ConvaTec Group plc	1,791,103	4,689,943
CRH plc	956,236	32,232,770
Croda International plc	144,871	8,426,896
DCC plc	119,009	8,409,209
Derwent London plc	115,540	5,785,109
Diageo plc	2,787,822	98,476,330
Direct Line Insurance Group plc	1,702,040	6,674,232
DS Smith plc	1,570,138	6,301,402
easyJet plc	221,094	3,107,851
Evraz plc	664,876	2,771,092
Experian plc	1,084,271	35,883,798
Ferguson plc	274,735	23,651,955
Flutter Entertainment plc	92,060	9,719,849
Fresnillo plc	245,251	1,891,459
G4S plc	1,881,309	4,112,730
GlaxoSmithKline plc	5,872,218	117,174,189
Glencore plc *	13,163,484	32,494,210
GVC Holdings plc	701,142	7,071,414
Halma plc	444,767	10,958,672
Hargreaves Lansdown plc	362,794	7,120,095
Hikma Pharmaceuticals plc	176,094	4,021,659
Hiscox Ltd.	343,073	5,372,423
Howden Joinery Group plc	690,987	5,613,324
HSBC Holdings plc (a)	24,311,581	162,687,713
IMI plc	319,414	4,104,357
Imperial Brands plc	1,140,650	22,652,706
Inchcape plc	483,119	3,560,599
Informa plc	1,484,999	12,943,697
InterContinental Hotels Group plc	215,364	11,834,139
International Consolidated Airlines Group S.A.	698,586	4,211,677
Intertek Group plc	191,678	12,902,564
Investec plc	782,292	3,917,950
Security	Number of Shares	Value ($)
ITV plc	4,489,400	6,683,343
J Sainsbury plc	2,006,348	5,016,504
JD Sports Fashion plc	451,407	4,249,413
John Wood Group plc	773,935	3,620,062
Johnson Matthey plc	230,014	7,377,244
Just Eat plc *(b)	691,850	7,298,094
KAZ Minerals plc	273,214	1,430,454
Kingfisher plc	2,453,595	5,934,188
Land Securities Group plc	853,249	9,095,934
Legal & General Group plc	7,082,661	23,521,389
Lloyds Banking Group plc	84,584,753	54,236,163
London Stock Exchange Group plc	374,851	36,273,695
M&G plc *	3,169,636	8,048,574
Marks & Spencer Group plc	2,408,992	4,873,979
Meggitt plc	905,162	6,266,409
Melrose Industries plc	5,755,609	15,394,341
Micro Focus International plc	405,360	3,835,097
Mondi plc	588,224	11,735,914
National Grid plc	4,160,259	52,225,026
Next plc	154,157	11,975,753
NMC Health plc (b)	136,583	1,211,461
Ocado Group plc *	554,135	7,530,960
Pearson plc	961,807	6,850,209
Pennon Group plc	515,485	7,097,868
Persimmon plc	381,439	13,831,957
Phoenix Group Holdings plc	730,270	6,447,337
Polymetal International plc	370,076	5,644,018
Prudential plc	3,112,150	50,365,168
Quilter plc	2,290,957	4,272,312
Reckitt Benckiser Group plc	753,610	55,069,579
RELX plc	2,247,577	53,612,782
Renishaw plc	40,454	1,805,417
Rentokil Initial plc	2,173,821	13,438,856
Rightmove plc	1,035,769	8,189,299
Rio Tinto plc	1,316,303	60,661,836
Rolls-Royce Holdings plc	2,077,816	16,454,774
Royal Bank of Scotland Group plc	5,519,138	12,594,108
Royal Dutch Shell plc, A Shares	5,077,464	107,749,239
Royal Dutch Shell plc, B Shares	4,484,784	95,297,958
RSA Insurance Group plc	1,254,567	8,313,559
Schroders plc	131,919	4,808,997
Segro plc	1,286,479	13,494,127
Severn Trent plc	282,422	8,892,187
Smith & Nephew plc	1,038,266	23,062,234
Smiths Group plc	474,505	9,291,292
Smurfit Kappa Group plc	280,260	9,300,224
Spirax-Sarco Engineering plc	85,530	9,171,330
SSE plc	1,234,693	24,113,465
St. James's Place plc	625,657	8,115,390
Standard Chartered plc	3,144,163	22,594,250
Standard Life Aberdeen plc	2,788,710	9,845,427
Tate & Lyle plc	572,480	5,159,553
Taylor Wimpey plc	3,899,253	10,070,609
Tesco plc	11,570,582	33,770,272
The British Land Co. plc	1,134,338	7,258,943
The Sage Group plc	1,316,395	11,464,005
The Weir Group plc	307,398	5,125,911
Travis Perkins plc	314,019	5,860,023
TUI AG	503,257	3,856,863
Unilever plc	1,304,663	69,490,839
United Utilities Group plc	821,000	9,901,484
Virgin Money UK plc	1,410,932	2,736,617
Vodafone Group plc	32,151,651	55,178,060
Whitbread plc	161,252	8,020,366

12
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Wm Morrison Supermarkets plc	2,573,004	5,628,131
WPP plc	1,455,446	13,994,870
		2,626,723,229
Total Common Stock
(Cost $18,485,698,055)		18,825,314,707

Preferred Stock 0.7% of net assets

Germany 0.4%
Bayerische Motoren Werke AG	61,539	3,144,635
FUCHS PETROLUB SE	85,845	3,255,112
Henkel AG & Co. KGaA	212,816	19,561,678
Porsche Automobil Holding SE	186,377	11,521,965
Sartorius AG	41,405	9,414,631
Volkswagen AG	218,583	35,674,418
		82,572,439

Italy 0.0%
Telecom Italia S.p.A. - RSP	7,597,048	4,204,198

Republic of Korea 0.3%
Hyundai Motor Co., Ltd.	30,266	1,652,232
Hyundai Motor Co., Ltd. 2nd	54,955	3,389,156
LG Chem Ltd.	12,516	1,927,124
LG Household & Health Care Ltd.	3,240	1,955,471
Samsung Electronics Co., Ltd.	998,906	37,464,115
		46,388,098
Total Preferred Stock
(Cost $127,436,079)		133,164,735

Rights 0.0% of net assets

Spain 0.0%
ACS Actividades de Construccion y Servicios S.A. *	291,211	127,409
Total Rights
(Cost $141,515)		127,409

Other Investment Companies 1.1% of net assets

United States 1.1%
Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.53% (c)	5,237,612	5,237,612
Securities Lending Collateral 1.1%
Wells Fargo Government Money Market Fund, Select Class 1.52% (c)	214,869,862	214,869,862
Total Other Investment Companies
(Cost $220,107,474)		220,107,474

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 03/20/20	875	79,450,000	(6,374,895)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $199,876,711.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

13
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 29, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.2% of net assets

Australia 5.4%
Abacus Property Group	472,917	1,134,278
Accent Group Ltd.	436,702	464,580
AMA Group Ltd.	649,470	217,748
AP Eagers Ltd.	254,984	1,459,880
Appen Ltd.	141,155	1,885,720
ARB Corp., Ltd.	85,334	943,577
Arena REIT	391,268	756,810
Asaleo Care Ltd. *	438,522	296,874
Aurelia Metals Ltd.	1,033,807	263,286
Australian Agricultural Co., Ltd. *	604,467	428,703
Australian Pharmaceutical Industries Ltd.	515,247	396,986
Aventus Group	539,034	983,544
Avita Medical Ltd. *	2,491,078	963,673
Bapcor Ltd.	371,637	1,399,339
Bega Cheese Ltd. (a)(b)	273,556	714,320
Bingo Industries Ltd. (a)	620,346	1,143,909
Blackmores Ltd. (a)	17,730	735,383
Breville Group Ltd.	170,887	2,142,989
Brickworks Ltd.	75,340	870,472
Bubs Australia Ltd. *(a)	572,890	241,938
BWP Trust	676,440	1,652,950
BWX Ltd.	154,538	404,532
Carnarvon Petroleum Ltd. *	2,001,485	316,162
carsales.com Ltd.	281,494	2,940,190
Castile Resources Pty Ltd. *	188,836	19,480
Cedar Woods Properties Ltd.	81,095	368,616
Centuria Industrial REIT	320,290	741,360
Centuria Office REIT	462,965	910,415
Charter Hall Long Wale REIT	560,070	2,007,744
Charter Hall Retail REIT	516,946	1,573,180
Charter Hall Social Infrastructure REIT	295,524	655,454
Clinuvel Pharmaceuticals Ltd. (a)	49,300	564,840
Collins Foods Ltd.	140,757	798,627
Cooper Energy Ltd. *	1,827,897	571,590
Coronado Global Resources, Inc.	393,580	408,555
Corporate Travel Management Ltd. (a)	109,574	984,831
Costa Group Holdings Ltd.	491,852	938,680
Credit Corp. Group Ltd.	59,866	1,273,754
Cromwell Property Group	3,151,341	2,316,283
Dacian Gold Ltd. *(b)	241,964	161,623
Eclipx Group Ltd. *	390,568	365,137
Elders Ltd.	200,189	999,016
Emeco Holdings Ltd. *	450,639	552,044
EML Payments Ltd. *	336,927	786,386
Estia Health Ltd.	298,178	369,120
FlexiGroup Ltd.	384,296	380,334
Freedom Foods Group Ltd.	170,719	451,291
G.U.D. Holdings Ltd.	113,568	779,092
G8 Education Ltd.	586,126	614,095
Galaxy Resources Ltd. *(a)	548,166	314,553
GDI Property Group	573,852	551,287
Genworth Mortgage Insurance Australia Ltd.	273,283	567,361
Gold Road Resources Ltd. *	1,094,011	1,022,777
GrainCorp Ltd., Class A *	300,790	1,512,688
Growthpoint Properties Australia Ltd.	359,929	990,914
Security	Number of Shares	Value ($)
GWA Group Ltd.	334,946	706,177
Healius Ltd.	753,028	1,475,965
Hotel Property Investments	198,699	413,799
HT&E Ltd.	301,196	262,165
HUB24 Ltd. (a)	58,408	378,468
IGO Ltd.	640,267	2,175,520
IMF Bentham Ltd.	310,363	858,457
Infigen Energy	876,438	361,653
Ingenia Communities Group	360,643	1,160,297
Inghams Group Ltd. (a)	234,196	522,453
InvoCare Ltd. (a)	150,778	1,409,605
IPH Ltd.	205,525	1,117,078
IRESS Ltd.	224,701	1,718,229
Japara Healthcare Ltd.	332,870	193,156
JB Hi-Fi Ltd.	149,348	3,542,587
Jumbo Interactive Ltd.	65,167	464,281
Jupiter Mines Ltd.	1,797,332	278,119
Karoon Energy Ltd. *	448,724	244,471
Link Administration Holdings Ltd.	681,208	2,064,281
Lovisa Holdings Ltd. (a)	66,627	412,824
Lynas Corp., Ltd. *	898,760	1,069,132
MACA Ltd.	374,628	217,387
Mayne Pharma Group Ltd. *	2,106,554	441,415
McMillan Shakespeare Ltd.	68,176	476,049
Mesoblast Ltd. *	593,695	857,438
Mineral Resources Ltd.	182,136	1,943,502
Monadelphous Group Ltd.	115,545	1,074,256
Mount Gibson Iron Ltd.	923,199	410,710
Myer Holdings Ltd. *	1,134,508	248,701
Nanosonics Ltd. *	311,694	1,346,463
Navigator Global Investments Ltd.	169,549	327,950
nearmap Ltd. *(a)	476,656	505,548
Netwealth Group Ltd.	117,629	576,394
New Hope Corp., Ltd.	298,806	278,387
New South Resources Ltd. *	999,516	1,437,096
NEXTDC Ltd. *	448,748	2,282,816
nib Holdings Ltd.	599,826	1,790,596
Nine Entertainment Co. Holdings Ltd.	1,905,917	1,947,711
NRW Holdings Ltd.	482,055	745,932
OFX Group Ltd.	318,719	265,087
oOh!media Ltd.	297,229	536,587
Orocobre Ltd. *(a)	275,404	479,430
Pact Group Holdings Ltd. *	269,389	344,772
Pendal Group Ltd.	361,506	1,724,799
Perenti Global Ltd.	887,169	772,203
Perseus Mining Ltd. *	1,529,158	1,020,432
Pilbara Minerals Ltd. *	2,494,949	402,155
PointsBet Holdings Pty Ltd. *	164,331	434,405
PolyNovo Ltd. *	774,306	1,143,245
Premier Investments Ltd.	104,933	1,140,672
Pro Medicus Ltd.	54,899	713,586
Ramelius Resources Ltd.	836,162	619,983
Regis Healthcare Ltd.	183,686	209,624
Regis Resources Ltd.	629,080	1,634,565
Reliance Worldwide Corp., Ltd.	1,039,601	2,265,555
Resolute Mining Ltd. *	1,152,437	757,894
Rural Funds Group	411,123	511,588
Sandfire Resources Ltd.	220,044	604,381
Saracen Mineral Holdings Ltd. *	1,436,067	3,490,658
SeaLink Travel Group Ltd.	171,553	455,708

14
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Select Harvests Ltd.	130,296	529,253
Senex Energy Ltd. *	1,654,224	266,640
Service Stream Ltd.	433,184	586,520
Seven West Media Ltd. *	1,180,648	125,602
SG Fleet Group Ltd.	147,389	199,561
Sigma Healthcare Ltd.	1,374,127	491,712
Silver Lake Resources Ltd. *	1,026,511	1,062,258
SmartGroup Corp., Ltd.	116,466	479,834
Southern Cross Media Group Ltd.	1,047,671	462,708
St. Barbara Ltd.	929,206	1,407,898
Starpharma Holdings Ltd. *	472,443	312,223
Steadfast Group Ltd.	1,103,400	2,667,814
Super Retail Group Ltd.	187,353	979,654
Superloop Ltd. *(a)	325,249	161,472
Tassal Group Ltd.	274,381	681,092
Technology One Ltd.	196,116	991,335
Village Roadshow Ltd.	129,454	292,964
Virgin Australia International Holdings Pty Ltd. *(b)	424,000	—
Virtus Health Ltd.	81,177	217,206
Viva Energy Group Ltd.	1,394,072	1,581,937
Viva Energy REIT	893,062	1,566,180
Webjet Ltd. (a)	168,432	1,038,183
Western Areas Ltd.	354,133	552,552
Westgold Resources Ltd. *	398,994	522,220
Zip Co., Ltd. *	386,306	677,473
		122,427,658

Austria 1.1%
Agrana Beteiligungs AG	14,691	283,371
BAWAG Group AG	85,908	3,689,696
CA Immobilien Anlagen AG	91,691	3,726,564
DO & Co. AG	9,118	792,239
EVN AG	39,039	650,097
Flughafen Wien AG	12,771	424,356
IMMOFINANZ AG	108,087	2,766,365
Kapsch TrafficCom AG	5,845	134,829
Lenzing AG	17,404	1,162,339
Oesterreichische Post AG	44,614	1,416,280
Palfinger AG	13,748	340,539
Porr AG (a)	13,046	230,432
S IMMO AG	61,254	1,614,826
Schoeller-Bleckmann Oilfield Equipment AG	14,086	573,266
Strabag SE	20,319	609,320
UNIQA Insurance Group AG	141,283	1,263,265
Wienerberger AG	152,697	3,871,208
Zumtobel Group AG *	36,081	285,359
		23,834,351

Belgium 2.1%
Aedifica S.A.	32,563	4,199,259
AGFA-Gevaert N.V. *	221,681	971,100
Barco N.V.	12,758	2,715,917
Befimmo S.A.	28,257	1,510,042
Bekaert S.A.	46,506	995,637
bpost S.A.	130,905	1,065,215
Cie d'Entreprises CFE	9,441	822,378
Cofinimmo S.A.	34,501	5,464,836
D'Ieteren S.A. N.V.	30,007	1,740,350
Econocom Group S.A. N.V.	157,277	437,431
Elia Group S.A. N.V.	45,928	4,545,509
Euronav N.V.	214,548	1,936,030
EVS Broadcast Equipment S.A.	17,782	351,587
Fagron	79,642	1,665,671
Gimv N.V.	24,100	1,379,224
Security	Number of Shares	Value ($)
Ion Beam Applications *	24,795	241,448
KBC Ancora	46,727	1,991,498
Kinepolis Group N.V.	16,697	876,691
Melexis N.V.	24,639	1,686,131
Mithra Pharmaceuticals S.A. *(a)	18,517	450,734
Montea C.V.A. *	16,505	1,542,855
Ontex Group N.V.	103,757	1,550,017
Orange Belgium S.A.	37,770	713,601
Retail Estates N.V.	12,961	1,020,793
Tessenderlo Group S.A. *	33,586	1,007,166
Titan Cement International S.A. *	56,431	812,025
Van de Velde N.V.	7,236	195,530
Warehouses De Pauw CVA	165,659	4,403,627
Wereldhave Belgium N.V.	3,687	301,319
		46,593,621

Canada 18.6%
Aecon Group, Inc.	76,790	898,701
Air Canada *	172,059	4,390,078
Alacer Gold Corp. *	387,203	1,750,901
Alamos Gold, Inc., Class A	513,357	2,986,790
Algonquin Power & Utilities Corp.	687,038	10,441,074
Allied Properties Real Estate Investment Trust	152,370	6,182,884
AltaGas Ltd.	358,111	5,354,258
Aphria, Inc. *(a)	267,336	967,894
ARC Resources Ltd.	463,763	2,017,638
Artis Real Estate Investment Trust	161,945	1,454,953
Atco Ltd., Class I	99,053	3,695,440
ATS Automation Tooling Systems, Inc. *	95,074	1,269,920
Aurora Cannabis, Inc. *(a)	1,066,051	1,437,444
B2Gold Corp.	1,317,523	5,260,866
Baytex Energy Corp. *	708,785	654,742
Birchcliff Energy Ltd.	346,787	390,098
BlackBerry Ltd. *	653,878	3,375,703
Boardwalk Real Estate Investment Trust	50,060	1,698,314
Bombardier, Inc., B Shares *	2,797,405	2,000,603
Boyd Group Services, Inc.	25,780	4,033,076
BRP, Inc.	48,261	1,978,473
CAE, Inc.	349,719	9,355,540
Cameco Corp.	523,430	4,527,152
Canada Goose Holdings, Inc. *(a)	77,988	2,149,630
Canadian Apartment Properties REIT	209,806	8,772,981
Canadian Western Bank	114,029	2,539,924
Canfor Corp. *	83,038	689,122
Capital Power Corp.	136,948	3,422,807
Cascades, Inc.	88,066	715,760
CCL Industries, Inc., Class B	194,044	6,405,252
Celestica, Inc. *	144,257	909,162
Centerra Gold, Inc. *	281,452	1,778,011
Chartwell Retirement Residences	278,569	2,704,030
Choice Properties Real Estate Investment Trust	334,239	3,366,418
CI Financial Corp.	284,862	4,730,193
Cineplex, Inc.	84,000	2,064,409
Cogeco Communications, Inc.	15,338	1,213,694
Colliers International Group, Inc.	45,973	3,726,198
Cominar Real Estate Investment Trust	240,725	2,481,941
Corus Entertainment, Inc., B Shares	263,639	826,849
Cott Corp.	175,057	2,481,718
Crescent Point Energy Corp.	719,634	1,956,765
Cronos Group, Inc. *(a)	449,500	2,608,563
Dream Office Real Estate Investment Trust	63,243	1,563,231
ECN Capital Corp.	326,356	1,334,745
Eldorado Gold Corp. *	207,429	1,800,237
Element Fleet Management Corp.	562,051	5,258,957
Emera, Inc.	314,013	13,230,957

15
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Empire Co., Ltd., A Shares	225,846	5,045,720
Endeavour Mining Corp. *	97,814	1,726,965
Enerflex Ltd.	115,595	637,243
Enerplus Corp.	300,934	1,306,995
Enghouse Systems Ltd.	53,176	2,016,358
Finning International, Inc.	217,302	3,214,972
First Capital Real Estate Investment Trust	176,550	2,633,092
First Majestic Silver Corp. *	212,507	1,603,677
First National Financial Corp.	21,265	544,160
First Quantum Minerals Ltd.	896,316	6,623,798
FirstService Corp.	40,619	4,029,976
Genworth MI Canada, Inc.	48,300	1,876,444
Gibson Energy, Inc.	188,982	3,606,898
Gildan Activewear, Inc.	264,574	6,407,644
Gran Tierra Energy, Inc. *(a)	474,509	364,096
Granite Real Estate Investment Trust	70,667	3,598,234
Great Canadian Gaming Corp. *	76,134	2,230,678
H&R Real Estate Investment Trust	374,192	5,410,710
Home Capital Group, Inc. *	75,573	1,601,707
Hudbay Minerals, Inc.	316,803	771,740
Hudson's Bay Co.	134,708	1,096,851
IA Financial Corp., Inc.	139,834	6,655,488
IAMGOLD Corp. *	611,640	1,740,578
Innergex Renewable Energy, Inc.	165,751	2,430,052
Ivanhoe Mines Ltd., Class A *	852,489	1,987,776
Just Energy Group, Inc.	130,360	124,305
Kelt Exploration Ltd. *	203,792	485,816
Keyera Corp.	278,676	6,688,971
Kinaxis, Inc. *	33,502	2,816,479
Kinross Gold Corp. *	1,631,043	8,201,691
Kirkland Lake Gold Ltd.	345,509	11,142,463
Laurentian Bank of Canada	56,549	1,608,825
Lightspeed POS, Inc. *	23,244	575,581
Linamar Corp.	60,671	1,668,695
Lundin Mining Corp.	836,749	4,269,923
Maple Leaf Foods, Inc.	104,185	1,736,999
Martinrea International, Inc.	107,530	921,217
MEG Energy Corp. *	326,727	1,504,207
Methanex Corp.	98,782	2,843,473
Morguard Real Estate Investment Trust	32,101	271,663
Mullen Group Ltd.	130,594	763,708
NFI Group, Inc.	73,737	1,617,177
Norbord, Inc.	64,244	1,706,186
Northland Power, Inc.	151,360	3,364,683
Northview Apartment Real Estate Investment Trust	64,037	1,717,385
NOVAGOLD RESOURCES, Inc. *	311,059	2,467,895
OceanaGold Corp.	834,263	1,218,129
Onex Corp.	107,381	6,028,407
Open Text Corp.	339,339	14,207,064
Osisko Gold Royalties Ltd.	187,038	1,536,879
Pan American Silver Corp.	270,395	5,352,103
Paramount Resources Ltd., A Shares *	99,053	315,824
Parex Resources, Inc. *	182,796	2,500,193
Parkland Fuel Corp.	192,371	6,047,645
Pason Systems, Inc.	102,962	944,211
PrairieSky Royalty Ltd.	305,658	2,834,911
Precision Drilling Corp. *	396,062	489,785
Premium Brands Holdings Corp.	41,900	2,938,166
Pretium Resources, Inc. *	237,351	1,688,607
Quebecor, Inc., Class B	149,810	3,499,863
Ritchie Bros. Auctioneers, Inc.	141,932	5,628,219
Russel Metals, Inc.	79,924	1,172,945
Secure Energy Services, Inc.	195,004	582,535
SEMAFO, Inc. *	453,374	898,406
Seven Generations Energy Ltd., A Shares *	355,400	1,461,473
ShawCor Ltd.	93,098	583,965
Security	Number of Shares	Value ($)
SmartCentres Real Estate Investment Trust	166,981	3,580,075
SNC-Lavalin Group, Inc.	233,311	5,422,806
SSR Mining, Inc. *	162,828	2,547,315
Stantec, Inc.	146,069	4,363,517
Stella-Jones, Inc.	71,601	1,818,362
Superior Plus Corp.	192,635	1,439,363
TFI International, Inc.	103,330	3,186,845
The Descartes Systems Group, Inc. *	109,422	4,542,845
The North West Co., Inc.	63,276	1,210,981
The Stars Group, Inc. *	207,465	4,754,068
TMX Group Ltd.	73,866	6,147,108
TORC Oil & Gas Ltd.	194,079	472,782
Torex Gold Resources, Inc. *	112,131	1,485,223
Toromont Industries Ltd.	102,776	5,080,803
Tourmaline Oil Corp.	334,539	2,778,791
TransAlta Corp.	375,497	2,811,297
TransAlta Renewables, Inc.	131,296	1,605,071
Transcontinental, Inc., Class A	96,261	1,163,149
Turquoise Hill Resources Ltd. *	1,312,408	703,940
Vermilion Energy, Inc. (a)	184,337	1,848,382
West Fraser Timber Co., Ltd.	78,628	2,935,773
Westshore Terminals Investment Corp.	60,214	632,037
Whitecap Resources, Inc. (a)	532,173	1,562,008
Winpak Ltd.	41,251	1,351,217
WSP Global, Inc.	139,013	9,161,903
Yamana Gold, Inc.	1,249,518	4,868,312
		417,916,593

Denmark 1.5%
ALK-Abello A/S *	8,521	2,160,576
Alm Brand A/S	81,615	673,612
Bang & Olufsen A/S *(a)	45,484	221,832
Bavarian Nordic A/S *(a)	43,828	1,426,972
D/S Norden A/S	35,990	413,693
Dfds A/S	39,083	1,344,292
FLSmidth & Co. A/S	65,904	2,226,136
Maersk Drilling A/S *	28,500	1,250,068
Matas A/S	39,728	327,020
Netcompany Group A/S *	43,296	2,032,697
Nilfisk Holding A/S *	36,462	746,053
NKT A/S *	36,462	888,618
Ringkjoebing Landbobank A/S	39,035	2,570,527
Royal Unibrew A/S	65,421	5,587,059
Scandinavian Tobacco Group A/S, Class A	85,845	1,096,541
Schouw & Co. A/S	16,487	1,231,106
SimCorp A/S	52,118	4,964,239
Solar A/S, B Shares	7,237	304,771
Spar Nord Bank A/S	109,792	923,117
Sydbank A/S	78,151	1,435,934
Topdanmark A/S	55,248	2,382,685
		34,207,548

Finland 1.1%
Ahlstrom-Munksjo Oyj	50,404	692,078
Cargotec Oyj, B Shares	63,968	1,826,906
Caverion Oyj	131,130	910,331
Citycon Oyj	99,033	974,694
F-Secure Oyj *	120,963	389,314
Finnair Oyj	72,644	381,105
Kemira Oyj	116,741	1,470,845
Konecranes Oyj	95,531	2,794,446
Metsa Board Oyj	232,115	1,318,178
Oriola Oyj, B Shares	161,211	344,956
Outokumpu Oyj	398,169	1,494,051
Outotec Oyj *	188,080	949,517

16
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Raisio Oyj, V Shares	155,687	525,014
Sanoma Oyj	98,932	1,117,146
TietoEVRY Oyj	122,932	3,462,287
Uponor Oyj	71,594	931,913
Valmet Oyj	176,357	4,137,844
YIT Oyj	210,252	1,390,326
		25,110,951

France 2.5%
Akka Technologies	14,555	804,193
AKWEL	10,091	162,942
Albioma S.A.	34,930	1,135,718
Altarea S.C.A.	6,012	1,146,433
Alten S.A.	36,925	4,068,193
Altran Technologies S.A.	154,984	2,473,618
Beneteau S.A.	50,749	476,900
Bonduelle S.C.A.	19,166	431,584
Carmila S.A.	40,443	725,009
CGG S.A. *	940,645	2,513,900
Coface S.A.	113,604	1,239,772
DBV Technologies S.A. *	49,187	936,330
Derichebourg S.A.	117,271	390,571
Elior Group S.A.	136,916	1,709,995
Eramet (a)	11,810	381,657
Etablissements Maurel et Prom S.A.	67,230	168,744
Europcar Mobility Group (a)	140,387	529,550
FFP	6,880	681,672
Fnac Darty S.A. *	23,323	1,053,459
Gaztransport Et Technigaz S.A.	29,180	2,567,426
Genfit *(a)	48,481	732,774
GL Events	15,716	296,582
Groupe Crit	3,290	213,220
Guerbet	7,352	272,558
Interparfums S.A.	17,460	593,588
IPSOS	49,695	1,520,261
Jacquet Metal Service S.A.	18,201	253,910
Korian S.A.	66,596	3,010,951
LISI	21,788	672,518
Maisons du Monde S.A.	57,865	703,629
Manitou BF S.A.	16,647	296,231
Mercialys S.A.	80,910	928,750
Mersen S.A.	19,750	574,901
Metropole Television S.A.	83,478	1,220,479
Neoen S.A. *	28,525	1,035,565
Nexans S.A.	39,015	1,765,668
Nexity S.A.	56,541	2,589,880
Pharmagest Inter@ctive	4,823	309,393
Quadient	44,238	938,821
Rallye S.A. (a)	29,542	261,875
Rothschild & Co.	35,985	853,799
SMCP S.A. *	32,981	229,323
SOITEC *	26,820	2,180,071
Sopra Steria Group	18,911	3,026,594
SPIE S.A.	160,482	3,032,040
Synergie S.A.	8,811	231,315
Tarkett S.A.	41,416	664,204
Technicolor S.A. *(a)	497,164	129,756
Television Francaise 1 S.A.	142,037	1,080,442
Trigano S.A.	10,887	819,179
Vallourec S.A. *(a)	394,223	746,334
Vicat S.A.	19,704	766,192
Vilmorin & Cie S.A.	7,709	339,988
Virbac S.A. *	5,644	1,274,028
X-Fab Silicon Foundries SE *	69,711	332,331
		57,494,816

Security	Number of Shares	Value ($)
Germany 4.7%
Aareal Bank AG	79,549	2,172,281
ADO Properties S.A.	38,189	1,122,547
AIXTRON SE *	143,463	1,442,235
alstria Office REIT-AG	209,405	3,944,858
Aurubis AG	48,758	2,289,078
BayWa AG	18,565	491,464
Bechtle AG	35,980	4,699,192
Befesa S.A.	44,536	1,440,710
Bertrandt AG	6,198	289,008
Bilfinger SE	36,772	1,091,397
CANCOM SE	44,075	2,138,938
CECONOMY AG *	241,907	1,145,265
CompuGroup Medical SE	29,990	1,856,310
Corestate Capital Holding S.A.	16,152	715,009
CropEnergies AG	25,780	263,641
CTS Eventim AG & Co., KGaA	76,814	4,036,563
Dermapharm Holding SE	15,361	640,341
Deutsche Beteiligungs AG	15,287	546,580
Deutsche Euroshop AG	67,224	1,633,389
Deutsche Pfandbriefbank AG	163,657	2,286,661
Deutz AG	155,637	726,577
Dialog Semiconductor plc *	93,534	3,144,945
DIC Asset AG	59,103	1,027,061
Duerr AG	64,560	1,996,283
ElringKlinger AG *	37,010	245,548
Encavis AG	126,071	1,451,298
Evotec SE *	175,930	4,203,193
Freenet AG	167,059	3,246,219
Gerresheimer AG	41,586	2,982,912
Grand City Properties S.A.	146,037	3,400,783
Hamburger Hafen und Logistik AG	30,835	648,285
Heidelberger Druckmaschinen AG *	369,174	322,793
HelloFresh SE *	184,667	4,452,500
Hornbach Holding AG & Co. KGaA	11,117	621,564
Hypoport AG *	5,289	1,754,529
Indus Holding AG	24,273	865,204
Isra Vision AG	21,359	1,174,262
Jenoptik AG	68,263	1,598,648
Kloeckner & Co. SE	95,905	524,206
Koenig & Bauer AG	18,054	430,342
Krones AG	19,327	1,201,603
KWS Saat SE & Co. KGaA	13,531	758,019
Leoni AG *	41,205	407,355
MorphoSys AG *	41,278	4,355,080
New Work SE	3,797	1,017,678
Nordex SE *	89,823	1,048,820
Norma Group SE	41,488	1,353,503
PATRIZIA AG	56,923	1,308,066
Pfeiffer Vacuum Technology AG	8,665	1,295,409
Rhoen-Klinikum AG	27,254	538,869
RIB Software SE	54,976	1,750,055
S&T AG	64,941	1,415,988
Salzgitter AG	49,741	816,018
SGL Carbon SE *	67,061	252,517
Siltronic AG	27,288	2,523,253
Sixt SE	17,351	1,501,865
SMA Solar Technology AG *	11,914	400,984
Software AG	64,751	2,098,209
Stabilus S.A.	32,175	1,713,410
Stroeer SE & CO. KGaA	32,639	2,400,311
TAG Immobilien AG	164,798	3,971,629
Takkt AG	42,778	538,499
TLG Immobilien AG	17,511	495,300
Varta AG *	18,555	1,379,843
Vossloh AG	12,001	471,933
Wacker Neuson SE	34,066	471,863

17
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Washtec AG	13,980	741,711
Wuestenrot & Wuerttembergische AG	23,437	439,714
zooplus AG *	7,923	782,401
		106,512,524

Hong Kong 1.4%
Agritrade Resources Ltd.	4,966,410	124,908
Anton Oilfield Services Group	2,487,176	236,173
Asia Cement China Holdings Corp.	544,130	717,775
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	287,268	482,893
Camsing International Holding Ltd. *(b)	459,925	21,223
Canvest Environmental Protection Group Co., Ltd.	949,362	458,049
CGN Meiya Power Holdings Co., Ltd. *	1,366,000	208,588
China Harmony New Energy Auto Holding Ltd.	948,833	468,752
Chinese Estates Holdings Ltd.	651,720	428,177
Chow Sang Sang Holdings International Ltd.	306,148	359,456
CITIC Telecom International Holdings Ltd.	1,792,125	648,500
COFCO Meat Holdings Ltd. *	2,275,452	569,370
Crystal International Group Ltd.	623,210	191,928
Digital Domain Holdings Ltd. *	27,295,474	234,670
Dynam Japan Holdings Co., Ltd.	330,060	388,378
Esprit Holdings Ltd. *	2,249,240	375,208
Far East Consortium International Ltd.	1,333,395	581,742
Fortune Real Estate Investment Trust	1,750,878	1,880,502
G-Resources Group Ltd. *	24,546,000	163,786
Gemdale Properties & Investment Corp., Ltd.	7,146,400	1,265,491
Giordano International Ltd.	1,561,882	366,768
Glory Sun Land Group Ltd. *	1,780,000	169,022
Goodbaby International Holdings Ltd. *	1,317,000	224,766
HC Group, Inc. *	770,852	208,711
HKBN Ltd.	1,048,261	1,877,792
Hong Kong Television Network Ltd. *	500,000	286,152
IGG, Inc.	1,123,788	817,636
IMAX China Holding, Inc.	150,075	281,160
Inspur International Ltd.	769,698	316,055
Ju Teng International Holdings Ltd.	1,001,772	222,386
K Wah International Holdings Ltd.	1,654,084	795,942
Luk Fook Holdings International Ltd.	436,848	1,065,066
Man Wah Holdings Ltd.	1,932,285	1,395,957
Microport Scientific Corp.	547,350	766,973
NOVA Group Holdings Ltd. (a)	1,564,392	303,120
Pacific Basin Shipping Ltd.	5,671,538	844,212
Pacific Textiles Holdings Ltd.	611,911	382,393
Pou Sheng International Holdings Ltd.	2,760,561	704,925
Prosperity REIT	1,530,678	555,857
Razer, Inc. *	4,815,264	772,365
Regina Miracle International Holdings Ltd.	444,442	248,083
Road King Infrastructure Ltd.	379,929	648,405
Singamas Container Holdings Ltd.	1,875,236	180,472
SITC International Holdings Co., Ltd.	1,549,278	1,789,223
SmarTone Telecommunications Holdings Ltd.	527,099	372,004
Stella International Holdings Ltd.	567,500	723,844
Sun Hung Kai & Co., Ltd.	704,665	314,669
Suncity Group Holdings Ltd. *	2,849,148	530,122
SUNeVision Holdings Ltd.	796,630	513,160
Sunlight Real Estate Investment Trust	1,373,768	814,419
Superb Summit International Group Ltd. *(b)	1,120,000	—
Texwinca Holdings Ltd.	794,752	170,310
Security	Number of Shares	Value ($)
The United Laboratories International Holdings Ltd.	623,630	416,124
Town Health International Medical Group Ltd. (a)(b)	3,638,120	—
Truly International Holdings Ltd. *	2,166,768	291,941
Untrade C. Animal Health *(b)	192,752	—
Value Partners Group Ltd.	1,200,460	667,004
VSTECS Holdings Ltd.	847,566	402,409
We Solutions Ltd. *	5,590,292	308,458
Xiabuxiabu Catering Management China Holdings Co., Ltd.	377,870	383,541
		30,937,015

Ireland 0.2%
Cairn Homes plc *	948,775	1,258,955
Dalata Hotel Group plc	241,607	1,104,035
Hibernia REIT plc	916,110	1,223,662
Irish Continental Group plc	211,009	899,317
		4,485,969

Israel 0.9%
AFI Properties Ltd. *	15,946	664,074
Allot Ltd. *	39,165	419,088
AudioCodes Ltd.	25,756	571,421
Bayside Land Corp.	847	696,736
Big Shopping Centers Ltd.	5,811	631,464
Brack Capital Properties N.V. *	3,176	305,044
Cellcom Israel Ltd. *	82,874	302,167
Clal Insurance Enterprises Holdings Ltd. *	52,035	545,329
Delek Automotive Systems Ltd.	48,341	260,300
Delta Galil Industries Ltd.	11,140	213,777
Electra Ltd.	2,300	1,119,895
FIBI Holdings Ltd.	21,534	653,779
Formula Systems 1985 Ltd.	10,006	661,449
Gilat Satellite Networks Ltd.	37,760	352,033
Hilan Ltd.	17,532	670,368
IDI Insurance Co., Ltd.	9,872	278,086
Industrial Buildings Corp., Ltd. *	876,838	2,497,609
Isracard Ltd. *	175,572	618,530
Kamada Ltd. *	40,718	242,577
Kenon Holdings Ltd.	22,294	367,799
Matrix IT Ltd.	40,147	739,374
Menora Mivtachim Holdings Ltd.	30,892	362,238
Naphtha Israel Petroleum Corp., Ltd.	43,912	182,369
Norstar Holdings, Inc.	12,483	290,283
Nova Measuring Instruments Ltd. *	36,133	1,262,596
Partner Communications Co., Ltd. *	117,316	570,888
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	10,722	598,840
Reit 1 Ltd.	231,206	1,389,329
Sapiens International Corp. N.V.	33,332	773,298
Sella Capital Real Estate Ltd.	250,377	789,555
Shapir Engineering and Industry Ltd.	147,369	1,032,014
Shikun & Binui Ltd.	264,597	1,439,164
		21,501,473

Italy 2.5%
ACEA S.p.A.	59,258	1,232,841
Anima Holding S.p.A.	362,196	1,570,728
Arnoldo Mondadori Editore S.p.A. *	171,680	291,925
ASTM S.p.A.	84,931	2,091,616
Autogrill S.p.A.	166,609	1,335,985
Azimut Holding S.p.A.	158,064	3,333,607
Banca Farmafactoring S.p.A.	144,483	877,651
Banca Generali S.p.A.	74,680	2,285,418

18
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Banca IFIS S.p.A.	33,968	513,042
Banca Monte dei Paschi di Siena S.p.A. *(a)	350,922	703,483
Banca Popolare di Sondrio Scarl	601,345	1,425,461
Biesse S.p.A.	16,506	222,105
BPER Banca	517,913	2,047,476
Brunello Cucinelli S.p.A.	44,408	1,463,398
Cairo Communication S.p.A.	88,102	210,003
Carel Industries S.p.A.	55,001	671,824
Cementir Holding N.V.	58,603	374,905
Cerved Group S.p.A.	245,107	2,306,021
CIR SpA-Compagnie Industriali	1,156,459	649,129
Credito Emiliano S.p.A.	94,192	486,286
Danieli & C Officine Meccaniche S.p.A.	13,041	193,386
Datalogic S.p.A.	27,439	411,416
De'Longhi S.p.A.	83,917	1,437,986
doValue S.p.A.	59,096	734,826
Enav S.p.A.	340,287	2,022,194
ERG S.p.A.	71,839	1,665,033
Falck Renewables S.p.A.	156,565	1,007,796
Fincantieri S.p.A. *(a)	585,870	461,424
Freni Brembo S.p.A.	192,043	1,906,984
IMA Industria Macchine Automatiche S.p.A.	27,384	1,685,981
Immobiliare Grande Distribuzione SIIQ S.p.A.	63,355	378,582
Interpump Group S.p.A.	106,809	3,207,647
Iren S.p.A.	853,883	2,630,005
Italmobiliare S.p.A.	19,990	576,398
Juventus Football Club S.p.A. *(a)	620,352	667,797
Maire Tecnimont S.p.A. (a)	191,201	486,837
MARR S.p.A.	43,628	805,109
OVS S.p.A. *	229,433	371,730
Piaggio & C S.p.A.	228,615	543,428
RAI Way S.p.A.	125,424	749,479
Reply S.p.A.	27,143	2,036,379
Salini Impregilo S.p.A *(a)	292,213	427,226
Saras S.p.A.	704,511	824,171
Societa Cattolica di Assicurazioni SC	203,710	1,479,088
Tamburi Investment Partners S.p.A.	133,919	928,222
Technogym S.p.A.	146,212	1,516,929
Tod's S.p.A. (a)	17,318	590,853
Unipol Gruppo S.p.A.	623,350	3,065,485
Zignago Vetro S.p.A.	41,595	564,729
		57,470,024

Japan 18.5%
Achilles Corp.	16,787	265,504
Adastria Co., Ltd.	37,212	603,727
ADEKA Corp.	131,649	1,736,768
Advan Co., Ltd.	28,346	273,829
Aeon Delight Co., Ltd.	22,921	699,115
Aeon Fantasy Co., Ltd.	7,700	131,920
Ai Holdings Corp.	44,910	634,940
Aichi Corp.	31,400	181,067
Aichi Steel Corp.	15,361	426,659
Aida Engineering Ltd.	69,926	521,212
Aiful Corp. *	391,558	961,970
Aiphone Co., Ltd.	15,882	224,099
Airtrip Corp.	13,728	144,197
Aisan Industry Co., Ltd.	43,830	253,151
Akatsuki, Inc.	7,088	271,390
Akebono Brake Industry Co., Ltd. *	93,100	148,456
Alconix Corp.	27,378	282,245
Alpen Co., Ltd.	18,548	274,441
Alpha Systems, Inc.	8,000	192,834
Amuse, Inc.	12,824	267,382
Security	Number of Shares	Value ($)
Anest Iwata Corp.	42,107	382,951
Anicom Holdings, Inc.	27,395	850,816
AOKI Holdings, Inc.	49,933	420,332
Aoyama Trading Co., Ltd.	65,108	727,346
Arakawa Chemical Industries Ltd.	20,152	239,885
Arata Corp.	16,629	636,701
Arcland Sakamoto Co., Ltd.	33,149	336,207
Arcland Service Holdings Co., Ltd.	18,018	276,789
Arcs Co., Ltd.	45,414	727,533
Argo Graphics, Inc.	19,452	577,077
ARTERIA Networks Corp.	33,955	560,014
Aruhi Corp.	46,188	678,272
AS One Corp.	16,057	1,207,271
Asahi Diamond Industrial Co., Ltd.	67,559	330,075
Asahi Holdings, Inc.	48,178	1,095,635
ASAHI YUKIZAI Corp.	15,300	201,844
ASKA Pharmaceutical Co., Ltd.	27,874	251,697
Atom Corp.	111,166	926,512
Avex, Inc.	38,648	363,316
Axial Retailing, Inc.	18,248	581,114
Bando Chemical Industries Ltd.	56,322	364,463
Bank of the Ryukyus Ltd.	51,757	486,069
BayCurrent Consulting, Inc.	18,004	1,074,915
Belc Co., Ltd.	12,115	581,799
Bell System24 Holdings, Inc.	44,181	527,559
Belluna Co., Ltd.	58,059	291,735
BeNEXT Group, Inc.	21,157	164,564
BML, Inc.	28,146	759,067
BrainPad, Inc. *(a)	6,168	240,739
Broadleaf Co., Ltd.	106,596	437,788
BRONCO BILLY Co., Ltd.	11,074	219,191
Bunka Shutter Co., Ltd.	68,335	490,347
CAC Holdings Corp.	13,200	131,920
Canon Electronics, Inc.	22,494	386,213
Cawachi Ltd.	14,813	275,757
Central Glass Co., Ltd.	51,112	972,343
Central Security Patrols Co., Ltd.	8,538	348,676
Central Sports Co., Ltd.	7,520	170,946
Change, Inc. *	8,600	269,485
Chiyoda Co., Ltd.	30,142	340,081
Chiyoda Corp. *	202,842	571,677
Chiyoda Integre Co., Ltd.	15,240	254,742
Chofu Seisakusho Co., Ltd.	25,865	507,636
Chori Co., Ltd.	12,800	211,464
Chubu Shiryo Co., Ltd.	36,439	481,056
Chudenko Corp.	32,787	683,613
Chugoku Marine Paints Ltd.	65,779	562,870
CI Takiron Corp.	51,136	294,400
CKD Corp.	72,254	1,113,300
CMK Corp.	57,616	249,982
Cocokara fine, Inc.	24,202	1,111,768
COLOPL, Inc. (a)	61,628	473,644
Colowide Co., Ltd.	73,852	1,215,290
Computer Engineering & Consulting Ltd.	32,171	503,450
Comture Corp.	29,594	580,275
CONEXIO Corp.	20,482	255,586
COOKPAD, Inc. *	56,900	144,538
Cosel Co., Ltd.	29,052	270,145
Create Restaurants Holdings, Inc.	119,194	944,800
Create SD Holdings Co., Ltd.	27,881	631,726
CTS Co., Ltd.	32,000	172,364
Curves Holdings Co., Ltd. *(b)	60,731	422,271
Cybozu, Inc.	31,994	539,536
Dai Nippon Toryo Co., Ltd.	31,915	266,587
Dai-Dan Co., Ltd.	17,440	421,024
Dai-ichi Seiko Co., Ltd.	9,820	175,525
Daibiru Corp.	63,029	702,952
Daido Metal Co., Ltd.	60,278	328,032

19
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Daihen Corp.	25,295	664,356
Daiho Corp.	19,451	413,851
Daiichi Jitsugyo Co., Ltd.	11,125	343,966
Daiken Corp.	22,290	342,208
Daikyonishikawa Corp.	70,788	397,696
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	19,499	423,911
Daio Paper Corp. (a)	96,190	1,277,896
Daiseki Co., Ltd.	51,329	1,229,631
Daito Pharmaceutical Co., Ltd.	13,557	361,470
Daiwa Industries Ltd.	32,796	302,831
Daiwabo Holdings Co., Ltd.	24,464	1,240,607
DCM Holdings Co., Ltd.	120,617	1,099,212
Denki Kogyo Co., Ltd.	14,362	360,431
Denyo Co., Ltd.	19,792	340,555
Descente Ltd.	50,385	688,990
Dexerials Corp.	62,240	456,998
Digital Arts, Inc.	12,792	606,009
Digital Garage, Inc.	41,186	1,288,673
Dip Corp.	25,843	626,040
Doshisha Co., Ltd.	29,027	372,710
Doutor Nichires Holdings Co., Ltd.	32,457	545,539
DTS Corp.	54,166	991,273
Duskin Co., Ltd.	54,468	1,408,851
DyDo Group Holdings, Inc.	10,772	351,027
Eagle Industry Co., Ltd.	32,841	249,356
Earth Corp.	17,204	894,771
EDION Corp.	113,203	950,836
eGuarantee, Inc.	38,202	429,248
Eiken Chemical Co., Ltd.	40,570	713,496
Eizo Corp.	26,313	842,826
Elan Corp.	21,388	267,883
Elecom Co., Ltd.	28,222	949,760
EM Systems Co., Ltd.	47,052	388,229
en-japan, Inc.	43,064	1,188,138
Enplas Corp.	12,673	301,243
EPS Holdings, Inc.	41,806	436,024
eRex Co., Ltd.	40,968	492,991
ES-Con Japan Ltd.	38,000	244,139
ESPEC Corp.	23,282	429,745
euglena Co., Ltd. *	88,837	637,462
Exedy Corp.	40,136	750,515
F@N Communications, Inc.	50,523	206,560
FCC Co., Ltd.	44,721	800,596
Feed One Co., Ltd.	194,008	278,786
FIDEA Holdings Co., Ltd.	222,678	227,086
Financial Products Group Co., Ltd.	78,232	620,837
Fixstars Corp.	27,781	288,460
Foster Electric Co., Ltd.	24,927	332,083
France Bed Holdings Co., Ltd.	30,080	239,547
Fudo Tetra Corp.	15,300	205,390
Fuji Co., Ltd.	25,739	383,705
Fuji Corp.	104,925	1,687,710
Fuji Kyuko Co., Ltd.	29,445	761,342
Fuji Pharma Co., Ltd.	20,060	197,690
Fuji Soft, Inc.	27,535	910,047
Fujibo Holdings, Inc.	14,073	386,318
Fujicco Co., Ltd.	27,334	442,199
Fujimi, Inc.	24,631	632,073
Fujimori Kogyo Co., Ltd.	19,827	527,544
Fujio Food System Co., Ltd. (a)	32,108	424,773
Fujita Kanko, Inc.	8,708	159,685
Fujitec Co., Ltd.	100,666	1,400,822
Fujiya Co., Ltd.	13,636	242,216
Fukuda Corp.	7,092	257,407
Fukui Computer Holdings, Inc.	8,740	217,963
Fukushima Galilei Co., Ltd.	14,331	461,026
FULLCAST Holdings Co., Ltd.	26,024	455,990
Security	Number of Shares	Value ($)
Funai Soken Holdings, Inc.	39,447	909,514
Furukawa Co., Ltd.	42,189	474,829
Furuno Electric Co., Ltd.	29,693	252,431
Fuso Chemical Co., Ltd.	25,512	706,006
Futaba Corp.	46,090	446,094
Futaba Industrial Co., Ltd.	80,234	426,219
Future Corp.	23,579	347,570
G-Tekt Corp.	27,226	328,888
Gakken Holdings Co., Ltd.	6,552	403,938
GCA Corp.	29,758	192,014
Genky DrugStores Co., Ltd.	14,312	237,372
Geo Holdings Corp.	34,845	378,929
Giken Ltd.	19,109	637,764
GLOBERIDE, Inc.	12,410	219,518
Godo Steel Ltd.	11,500	263,338
Goldcrest Co., Ltd.	19,753	303,258
Gree, Inc.	116,078	473,502
Gunosy, Inc. *	17,646	160,812
Gunze Ltd.	20,652	733,298
Gurunavi, Inc.	31,500	212,015
Halows Co., Ltd.	10,400	238,824
Hamakyorex Co., Ltd.	19,228	501,802
Hanwa Co., Ltd.	50,567	1,038,390
Happinet Corp.	17,280	184,390
Hazama Ando Corp.	256,744	1,882,766
Heiwa Real Estate Co., Ltd.	43,735	1,218,409
Heiwado Co., Ltd.	39,118	607,451
Hibiya Engineering Ltd.	23,347	379,431
Hiday Hidaka Corp.	33,736	510,114
Hioki EE Corp.	11,106	332,567
Hirata Corp.	10,724	499,091
Hisaka Works Ltd.	24,600	182,678
Hitachi Zosen Corp.	223,770	777,952
Hochiki Corp.	17,800	197,860
Hodogaya Chemical Co., Ltd.	7,300	247,360
Hogy Medical Co., Ltd.	27,819	795,639
Hokkaido Gas Co., Ltd.	15,140	208,014
Hokkan Holdings Ltd.	13,000	189,097
Hokuetsu Corp.	183,744	747,820
Hokuto Corp.	26,409	450,005
Honeys Co., Ltd.	20,442	217,942
Hoosiers Holdings	56,595	326,353
Hosiden Corp.	72,087	622,863
Hosokawa Micron Corp.	8,048	368,209
Ichibanya Co., Ltd.	21,089	860,257
Ichikoh Industries Ltd.	70,818	428,723
Ichiyoshi Securities Co., Ltd.	46,432	228,576
Icom, Inc.	13,034	280,098
Idec Corp.	33,965	519,244
IDOM, Inc.	71,270	338,295
Iino Kaiun Kaisha Ltd.	113,129	347,153
Inaba Denki Sangyo Co., Ltd.	67,590	1,498,240
Inabata & Co., Ltd.	54,517	635,311
Inageya Co., Ltd.	31,838	371,613
Ines Corp.	30,769	420,465
Infocom Corp.	27,256	687,054
Infomart Corp.	274,585	1,624,116
Information Services International-Dentsu Ltd.	15,264	650,239
Insource Co., Ltd.	13,628	322,175
Intage Holdings, Inc.	41,046	299,478
Internet Initiative Japan, Inc.	37,459	1,027,592
IR Japan Holdings Ltd.	11,620	699,150
Iriso Electronics Co., Ltd.	29,131	991,153
Iseki & Co., Ltd.	19,672	210,097
Ishihara Sangyo Kaisha Ltd.	45,074	299,198
Istyle, Inc. *	65,901	178,400
Itochu Enex Co., Ltd.	56,035	437,412

20
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Itochu-Shokuhin Co., Ltd.	6,972	289,894
Itoki Corp.	51,300	170,263
Iwatani Corp.	52,194	1,715,364
J Trust Co., Ltd. (a)	109,713	351,928
J-Oil Mills, Inc.	12,134	452,782
JAC Recruitment Co., Ltd.	18,505	239,665
Jaccs Co., Ltd.	33,131	665,292
Jafco Co., Ltd.	40,720	1,549,674
Japan Best Rescue System Co., Ltd.	21,588	151,105
Japan Display, Inc. *(a)	821,110	464,356
Japan Elevator Service Holdings Co., Ltd.	42,042	808,373
Japan Lifeline Co., Ltd.	90,194	1,097,898
Japan Material Co., Ltd.	74,468	886,450
Japan Pulp & Paper Co., Ltd.	13,000	419,413
Japan Securities Finance Co., Ltd.	108,135	468,169
Japan Transcity Corp.	67,502	269,094
JCR Pharmaceuticals Co., Ltd.	17,975	1,598,111
JCU Corp.	27,573	641,619
JDC Corp.	50,036	235,185
Jeol Ltd.	49,870	1,313,500
Jimoto Holdings, Inc.	226,200	197,124
JINS Holdings, Inc.	19,317	1,187,333
JM Holdings Co., Ltd.	17,758	349,348
Joshin Denki Co., Ltd.	23,264	388,434
Joyful Honda Co., Ltd.	82,773	872,506
JP-Holdings, Inc.	81,560	206,424
JSP Corp.	14,601	220,237
Juki Corp.	39,422	251,447
JVC Kenwood Corp.	217,515	441,624
K&O Energy Group, Inc.	18,448	260,477
Kadokawa Dwango *	52,874	692,634
Kaga Electronics Co., Ltd.	23,670	434,274
Kamakura Shinsho Ltd. (a)	24,464	298,471
Kameda Seika Co., Ltd.	17,508	710,124
Kamei Corp.	30,851	282,297
Kanaden Corp.	20,664	225,098
Kanagawa Chuo Kotsu Co., Ltd.	8,094	270,138
Kanamoto Co., Ltd.	38,150	844,948
Kanematsu Corp.	106,144	1,153,301
Kanematsu Electronics Ltd.	15,868	453,098
Kansai Super Market Ltd.	25,968	208,967
Kanto Denka Kogyo Co., Ltd.	59,912	512,111
Kappa Create Co., Ltd.	33,238	393,500
Kasai Kogyo Co., Ltd.	34,220	209,384
Katakura Industries Co., Ltd.	28,504	327,942
Katitas Co., Ltd.	31,269	1,049,402
Kato Sangyo Co., Ltd.	27,429	765,413
Kato Works Co., Ltd.	14,981	181,108
KAWADA TECHNOLOGIES, Inc.	6,028	312,954
Keihanshin Building Co., Ltd.	46,233	565,349
Keihin Corp.	56,338	1,350,670
Keiyo Co., Ltd.	56,784	247,951
Kenedix, Inc.	280,207	1,511,894
Kenko Mayonnaise Co., Ltd.	17,418	317,792
Key Coffee, Inc.	21,214	400,817
KFC Holdings Japan Ltd.	18,411	402,647
KH Neochem Co., Ltd.	46,709	905,903
Kintetsu Department Store Co., Ltd.	10,642	248,624
Kintetsu World Express, Inc.	45,937	721,006
Kisoji Co., Ltd.	27,506	639,550
Kitagawa Corp.	9,500	152,190
Kitanotatsujin Corp. (a)	75,418	364,277
Kitz Corp.	104,344	622,978
KLab, Inc. *	41,758	235,763
KNT-CT Holdings Co., Ltd. *	14,026	122,231
Koa Corp.	39,016	379,797
Koatsu Gas Kogyo Co., Ltd.	36,096	221,532
Kohnan Shoji Co., Ltd.	33,316	671,478
Security	Number of Shares	Value ($)
Komatsu Matere Co., Ltd.	45,652	311,076
KOMEDA Holdings Co., Ltd.	44,001	745,690
Komeri Co., Ltd.	37,254	673,484
Komori Corp.	58,183	443,931
Konishi Co., Ltd.	34,089	424,118
Konoike Transport Co., Ltd.	38,215	472,971
Koshidaka Holdings Co., Ltd.	60,731	316,985
Kotobuki Spirits Co., Ltd.	25,313	1,217,953
Kourakuen Holdings Corp.	12,592	175,925
Krosaki Harima Corp.	5,541	283,047
Kumagai Gumi Co., Ltd.	45,356	1,205,961
Kumiai Chemical Industry Co., Ltd.	131,040	880,768
Kura Sushi, Inc.	13,306	555,727
Kurabo Industries Ltd.	23,828	430,104
Kureha Corp.	24,028	1,216,269
Kurimoto Ltd.	15,500	261,674
KYB Corp. *	25,705	570,507
Kyodo Printing Co., Ltd.	9,048	212,139
Kyoei Steel Ltd.	26,486	401,470
Kyokuto Kaihatsu Kogyo Co., Ltd.	37,048	426,585
Kyokuto Securities Co., Ltd.	29,287	176,756
Kyokuyo Co., Ltd.	16,403	392,188
KYORIN Holdings, Inc.	49,936	1,000,896
Kyosan Electric Manufacturing Co., Ltd.	59,500	254,846
Lasertec Corp.	100,514	4,589,361
LEC, Inc.	30,952	270,595
Leopalace21 Corp. *(a)	304,012	927,270
Life Corp.	25,145	548,054
LIFULL Co., Ltd.	86,280	331,154
Link And Motivation, Inc.	64,488	266,645
LIXIL VIVA Corp.	28,608	538,132
M&A Capital Partners Co., Ltd. *	16,176	470,141
Macnica Fuji Electronics Holdings, Inc.	61,897	865,921
Macromill, Inc.	49,084	384,062
Maeda Kosen Co., Ltd.	28,375	525,858
Maezawa Kyuso Industries Co., Ltd.	11,755	218,067
Makino Milling Machine Co., Ltd.	26,687	907,999
Mandom Corp.	46,658	997,482
Mars Group Holdings Corp.	12,397	203,427
Marudai Food Co., Ltd.	28,329	464,074
Marusan Securities Co., Ltd.	77,333	310,436
Maruwa Co., Ltd.	10,590	674,485
Maruwa Unyu Kikan Co., Ltd. (a)	25,532	413,284
Maruzen Showa Unyu Co., Ltd.	18,500	411,283
Marvelous, Inc.	37,448	212,818
Matsuda Sangyo Co., Ltd.	14,900	194,909
Matsuya Co., Ltd.	47,675	282,430
Matsuyafoods Holdings Co., Ltd.	10,175	358,929
Max Co., Ltd.	50,282	831,158
Maxell Holdings Ltd.	52,950	632,759
MCJ Co., Ltd.	87,667	505,529
Megachips Corp.	22,719	307,090
Meidensha Corp.	52,624	845,965
Meiko Network Japan Co., Ltd.	22,300	167,459
Meisei Industrial Co., Ltd.	63,082	417,564
Meitec Corp.	32,341	1,529,125
Melco Holdings, Inc.	8,266	163,305
Menicon Co., Ltd.	33,351	1,363,537
METAWATER Co., Ltd.	15,377	543,145
Micronics Japan Co., Ltd.	44,350	390,193
Mie Kotsu Group Holdings, Inc.	75,684	342,408
Milbon Co., Ltd.	23,806	1,149,856
Mimasu Semiconductor Industry Co., Ltd.	20,746	384,089
Ministop Co., Ltd.	16,186	215,033
Mirait Holdings Corp.	87,246	1,146,132
Miroku Jyoho Service Co., Ltd.	24,826	553,070
Mitsuba Corp.	44,576	252,913
Mitsubishi Logisnext Co., Ltd.	89,112	1,115,294

21
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Mitsubishi Pencil Co., Ltd.	56,384	777,818
Mitsubishi Research Institute, Inc.	7,660	267,725
Mitsuboshi Belting Ltd.	27,707	379,650
Mitsui E&S Holdings Co., Ltd. *	97,442	701,015
Mitsui High-Tec, Inc.	32,712	415,174
Mitsui Sugar Co., Ltd.	19,850	349,466
Mitsui-Soko Holdings Co., Ltd.	26,837	390,619
Mitsuuroko Group Holdings Co., Ltd.	59,680	561,030
Mizuho Leasing Co., Ltd.	54,544	1,440,146
Mizuno Corp.	23,991	476,639
Modec, Inc.	24,727	414,237
Monex Group, Inc.	235,665	454,441
Monogatari Corp.	5,872	370,726
Moriroku Holdings Co., Ltd.	14,874	262,413
Morita Holdings Corp.	50,176	783,353
MOS Food Services, Inc.	33,576	765,744
MTI Ltd.	32,000	166,430
Musashi Seimitsu Industry Co., Ltd.	59,946	661,899
Nachi-Fujikoshi Corp.	23,754	783,982
Nagaileben Co., Ltd.	32,181	658,448
Nagatanien Holdings Co., Ltd.	15,166	283,312
NEC Capital Solutions Ltd.	10,560	207,059
NEC Networks & System Integration Corp.	29,882	1,101,200
Neturen Co., Ltd.	41,580	262,513
Nextage Co., Ltd.	47,336	372,579
Nichi-iko Pharmaceutical Co., Ltd.	59,950	645,825
Nichias Corp.	74,311	1,538,372
Nichiban Co., Ltd.	16,588	234,983
Nichicon Corp.	81,031	597,225
Nichiden Corp.	16,944	268,930
Nichiha Corp.	38,110	795,659
NichiiGakkan Co., Ltd.	52,716	548,346
Nihon Chouzai Co., Ltd.	8,562	283,773
Nihon Nohyaku Co., Ltd.	48,300	226,130
Nihon Parkerizing Co., Ltd.	126,658	1,167,182
Nihon Tokushu Toryo Co., Ltd.	19,300	179,285
Nihon Trim Co., Ltd.	5,990	174,927
Nikkiso Co., Ltd.	80,226	716,988
Nippon Beet Sugar Manufacturing Co., Ltd.	14,338	228,632
Nippon Carbon Co., Ltd. (a)	13,598	451,943
Nippon Ceramic Co., Ltd.	25,114	508,497
Nippon Chemi-Con Corp.	19,398	277,846
Nippon Denko Co., Ltd. *	155,172	210,032
Nippon Densetsu Kogyo Co., Ltd.	44,515	812,590
Nippon Flour Mills Co., Ltd.	61,745	918,175
Nippon Gas Co., Ltd.	52,546	1,670,911
Nippon Holdings Co., Ltd.	67,767	1,311,173
Nippon Kanzai Co., Ltd.	24,607	406,752
Nippon Koei Co., Ltd.	17,512	480,235
Nippon Light Metal Holdings Co., Ltd.	774,001	1,363,373
Nippon Parking Development Co., Ltd.	202,595	227,266
Nippon Seiki Co., Ltd.	59,583	787,149
Nippon Sharyo Ltd. *	8,200	196,514
Nippon Sheet Glass Co., Ltd.	117,719	529,307
Nippon Signal Company Ltd.	73,880	786,300
Nippon Soda Co., Ltd.	35,049	909,165
Nippon Steel Trading Corp.	19,020	772,332
Nippon Suisan Kaisha Ltd.	345,919	1,638,758
Nippon Thompson Co., Ltd.	87,837	302,928
Nippon Yakin Kogyo Co., Ltd.	18,054	285,711
Nishimatsu Construction Co., Ltd.	67,197	1,415,395
Nishimatsuya Chain Co., Ltd.	59,343	429,125
Nishio Rent All Co., Ltd.	20,742	510,353
Nissei ASB Machine Co., Ltd.	10,973	350,965
Nissha Co., Ltd.	54,020	422,184
Nissin Corp.	14,200	194,836
Nissin Electric Co., Ltd.	62,650	599,405
Security	Number of Shares	Value ($)
Nissin Kogyo Co., Ltd.	49,995	1,035,914
Nissin Sugar Co., Ltd.	15,120	268,295
Nisso Corp.	21,946	137,945
Nitta Corp.	25,485	575,075
Nittetsu Mining Co., Ltd.	7,381	263,106
Nitto Boseki Co., Ltd.	36,943	1,424,771
Nitto Kogyo Corp.	33,921	595,618
Nitto Kohki Co., Ltd.	14,238	270,993
Nohmi Bosai Ltd.	27,067	509,145
Nojima Corp.	42,847	763,075
Nomura Co., Ltd.	103,075	939,348
Noritake Co., Ltd.	16,668	587,201
Noritsu Koki Co., Ltd.	28,482	338,515
Noritz Corp.	44,542	457,127
North Pacific Bank Ltd.	349,356	660,721
NS United Kaiun Kaisha Ltd.	11,898	188,621
NSD Co., Ltd.	93,935	1,502,228
Obara Group, Inc.	15,237	408,241
Ohsho Food Service Corp.	14,219	752,705
Oiles Corp.	34,616	455,064
Okabe Co., Ltd.	51,478	362,706
Okamoto Industries, Inc.	19,504	586,756
Okamura Corp.	106,500	892,560
Okasan Securities Group, Inc.	202,408	639,884
Oki Electric Industry Co., Ltd.	108,164	1,193,299
Okumura Corp.	47,955	1,166,587
Okuwa Co., Ltd.	35,474	437,074
Onoken Co., Ltd.	20,956	226,336
Onward Holdings Co., Ltd.	138,958	673,759
Open Door, Inc. *	16,028	152,308
OPT Holding, Inc.	19,533	297,165
Optex Group Co., Ltd.	41,396	471,661
Optim Corp. *	13,182	465,003
Optorun Co., Ltd.	12,382	328,878
Organo Corp.	8,682	511,913
Osaka Soda Co., Ltd.	25,960	614,434
OSAKA Titanium Technologies Co., Ltd.	22,291	227,529
Osaki Electric Co., Ltd.	49,491	250,976
OSJB Holdings Corp.	122,312	282,350
Outsourcing, Inc.	133,330	972,797
Oyo Corp.	24,828	286,340
Pacific Industrial Co., Ltd.	62,042	676,414
Pacific Metals Co., Ltd.	17,692	320,659
PAL GROUP Holdings Co., Ltd.	26,400	354,643
Paramount Bed Holdings Co., Ltd.	26,869	1,042,477
Pasona Group, Inc.	24,432	250,741
Pepper Food Service Co., Ltd. (a)	16,320	105,608
PIA Corp.	7,371	198,856
Piolax, Inc.	30,479	438,260
Plenus Co., Ltd.	29,429	465,724
Poletowin Pitcrew Holdings, Inc.	38,446	296,904
Press Kogyo Co., Ltd.	113,913	327,382
Pressance Corp.	41,564	439,280
Prestige International, Inc.	115,630	894,038
Prima Meat Packers Ltd.	37,211	766,540
Pronexus, Inc.	18,700	172,671
Qol Holdings Co., Ltd.	29,954	344,902
Raito Kogyo Co., Ltd.	58,693	713,359
Raiznext Corp.	59,519	671,530
Relia, Inc.	55,080	615,830
RENOVA, Inc. *	56,500	500,756
Restar Holdings Corp.	33,239	489,040
Rheon Automatic Machinery Co., Ltd.	26,323	283,082
Ricoh Leasing Co., Ltd.	17,551	604,477
Riken Corp.	11,664	327,109
Riken Keiki Co., Ltd.	21,110	388,871
Riken Technos Corp.	58,591	230,312
Riken Vitamin Co., Ltd.	10,474	367,534

22
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Ringer Hut Co., Ltd. (a)	27,486	532,826
Riso Kagaku Corp.	29,439	457,149
Riso Kyoiku Co., Ltd.	115,006	326,258
Rock Field Co., Ltd.	25,074	293,826
Rokko Butter Co., Ltd.	14,104	175,998
Roland DG Corp.	15,786	237,525
Rorze Corp.	11,700	359,032
Round One Corp.	84,379	630,505
Royal Holdings Co., Ltd.	32,575	541,180
RPA Holdings, Inc. *(a)	36,008	294,767
RS Technologies Co., Ltd.	8,500	186,052
Ryobi Ltd.	33,428	435,108
Ryoden Corp.	16,342	227,256
Ryosan Co., Ltd.	30,960	640,641
Ryoyo Electro Corp.	25,868	423,519
S Foods, Inc.	24,293	504,711
S-Pool, Inc.	77,238	480,477
Sagami Holdings Corp.	24,464	262,864
Saibu Gas Co., Ltd.	31,480	637,684
Saizeriya Co., Ltd.	31,793	603,644
Sakai Chemical Industry Co., Ltd.	18,574	329,412
Sakai Moving Service Co., Ltd.	10,992	523,793
Sakata INX Corp.	52,441	458,947
Sakata Seed Corp.	41,358	1,152,188
SAMTY Co., Ltd.	38,676	552,898
San ju San Financial Group, Inc.	30,857	421,668
San-A Co., Ltd.	23,319	846,372
San-Ai Oil Co., Ltd.	73,958	647,257
Sanden Holdings Corp. *	30,940	147,436
Sanei Architecture Planning Co., Ltd.	14,260	171,466
Sangetsu Corp.	75,252	1,151,820
Sanken Electric Co., Ltd.	28,820	683,194
Sanki Engineering Co., Ltd.	52,293	617,151
Sankyo Seiko Co., Ltd.	47,591	221,046
Sankyo Tateyama, Inc.	35,728	359,383
Sanoh Industrial Co., Ltd.	28,720	224,456
Sanshin Electronics Co., Ltd.	22,128	306,897
Sanyo Chemical Industries Ltd.	13,693	557,292
Sanyo Denki Co., Ltd.	11,503	468,694
Sanyo Electric Railway Co., Ltd.	22,649	402,733
Sanyo Special Steel Co., Ltd.	28,062	305,686
Sato Holdings Corp.	29,977	675,605
SB Technology Corp.	12,236	230,960
SBS Holdings, Inc.	22,258	329,748
Seikagaku Corp.	48,922	459,445
Seiko Holdings Corp.	35,765	693,980
Seiren Co., Ltd.	56,738	730,101
Sekisui Jushi Corp.	35,034	689,215
Sekisui Plastics Co., Ltd.	32,348	187,433
Senko Group Holdings Co., Ltd.	137,693	1,011,012
Senshu Ikeda Holdings, Inc.	339,966	523,194
Shibuya Corp.	26,078	632,699
Shikoku Chemicals Corp.	43,791	439,676
Shima Seiki Manufacturing Ltd.	37,272	585,004
Shimachu Co., Ltd.	55,178	1,355,088
Shin Nippon Air Technologies Co., Ltd.	18,048	304,690
Shin-Etsu Polymer Co., Ltd.	47,018	368,333
Shindengen Electric Manufacturing Co., Ltd.	9,915	276,221
Shinko Electric Industries Co., Ltd.	86,572	952,681
Shinko Shoji Co., Ltd.	41,478	267,253
Shinmaywa Industries Ltd.	69,739	787,485
Shinnihon Corp.	32,458	227,791
Shinwa Co., Ltd.	14,700	260,025
Ship Healthcare Holdings, Inc.	51,810	2,103,813
Shizuoka Gas Co., Ltd.	71,183	570,837
Shoei Co., Ltd.	15,422	686,995
Shoei Foods Corp.	16,336	485,393
Security	Number of Shares	Value ($)
Showa Corp.	65,953	1,398,364
Showa Sangyo Co., Ltd.	33,202	906,195
Siix Corp.	44,248	495,952
Sinanen Holdings Co., Ltd.	11,600	215,836
Sinfonia Technology Co., Ltd.	36,227	340,557
Sinko Industries Ltd.	25,237	354,228
Sintokogio Ltd.	64,070	457,961
SMK Corp.	7,000	145,626
SMS Co., Ltd.	65,356	1,253,619
Sodick Co., Ltd.	50,027	336,250
Sogo Medical Holdings Co., Ltd.	22,665	534,765
Solasto Corp.	56,462	514,028
Sourcenext Corp. (a)	115,046	330,638
Sparx Group Co., Ltd.	125,382	258,052
SRA Holdings	8,200	172,416
ST Corp.	13,160	178,126
St Marc Holdings Co., Ltd.	17,083	305,345
Star Micronics Co., Ltd.	43,719	491,644
Starts Corp., Inc.	38,964	803,374
Starzen Co., Ltd.	9,260	360,991
Stella Chemifa Corp.	11,282	279,265
Strike Co., Ltd.	18,388	686,151
Studio Alice Co., Ltd.	11,238	161,488
Sumida Corp.	28,448	250,550
Sumitomo Densetsu Co., Ltd.	18,548	380,538
Sumitomo Mitsui Construction Co., Ltd.	193,014	980,593
Sumitomo Riko Co., Ltd.	47,182	314,503
Sumitomo Seika Chemicals Co., Ltd.	11,318	294,636
Sun Frontier Fudousan Co., Ltd.	36,504	361,097
Suruga Bank Ltd. *(a)	240,274	864,287
Sushiro Global Holdings Ltd.	33,451	2,387,917
SWCC Showa Holdings Co., Ltd.	26,800	270,820
Systena Corp.	88,030	1,138,477
T Hasegawa Co., Ltd.	27,750	516,076
T-Gaia Corp.	28,081	537,070
Tachi-S Co., Ltd.	35,656	336,511
Tachibana Eletech Co., Ltd.	23,660	339,990
Taihei Dengyo Kaisha Ltd.	20,002	424,647
Taikisha Ltd.	36,839	1,060,447
Taisei Lamick Co., Ltd.	7,500	174,107
Taiyo Holdings Co., Ltd.	21,744	864,801
Takamatsu Construction Group Co., Ltd.	19,180	415,376
Takara Leben Co., Ltd.	112,391	443,875
Takara Standard Co., Ltd.	60,769	861,972
Takasago International Corp.	19,094	358,815
Takasago Thermal Engineering Co., Ltd.	81,556	1,261,164
Takeuchi Manufacturing Co., Ltd.	46,616	715,241
Taki Chemical Co., Ltd.	6,116	208,091
Takuma Co., Ltd.	97,127	1,066,132
Tamron Co., Ltd.	19,959	440,943
Tamura Corp.	95,150	432,239
Tanseisha Co., Ltd.	39,885	361,633
Tatsuta Electric Wire & Cable Co., Ltd.	42,100	201,786
Tayca Corp.	21,940	298,798
Teikoku Electric Manufacturing Co., Ltd.	20,948	245,282
Teikoku Sen-I Co., Ltd.	26,500	471,946
Tekken Corp.	16,897	374,862
Tenma Corp.	17,234	258,993
The Aichi Bank Ltd.	11,128	332,194
The Akita Bank Ltd.	22,001	342,054
The Aomori Bank Ltd.	24,918	515,617
The Awa Bank Ltd.	47,216	956,883
The Bank of Iwate Ltd.	21,705	447,119
The Bank of Nagoya Ltd.	22,442	602,531
The Bank of Okinawa Ltd.	27,543	773,701
The Bank of Saga Ltd.	14,892	189,144
The Chukyo Bank Ltd.	15,240	299,247
The Ehime Bank Ltd.	42,820	403,329

23
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
The Fukui Bank Ltd.	30,497	412,225
The Hokkoku Bank Ltd.	31,444	805,741
The Hyakugo Bank Ltd.	263,158	748,987
The Hyakujushi Bank Ltd.	33,075	559,606
The Japan Wool Textile Co., Ltd.	83,631	694,696
The Juroku Bank Ltd.	45,143	770,066
The Keiyo Bank Ltd.	154,914	731,018
The Kita-Nippon Bank Ltd.	10,200	172,199
The Kiyo Bank Ltd.	82,575	1,091,660
The Michinoku Bank Ltd.	20,946	212,247
The Miyazaki Bank Ltd.	19,747	394,519
The Musashino Bank Ltd.	40,650	561,521
The Nanto Bank Ltd.	41,158	820,375
The Nippon Road Co., Ltd.	7,524	453,400
The Nisshin Oillio Group Ltd.	31,277	967,031
The Ogaki Kyoritsu Bank Ltd.	51,120	959,700
The Oita Bank Ltd.	20,035	384,856
The Okinawa Electric Power Co., Inc.	54,707	940,819
The Pack Corp.	15,478	504,382
The San-In Godo Bank Ltd.	195,772	990,975
The Shibusawa Warehouse Co., Ltd.	11,855	194,314
The Shikoku Bank Ltd.	46,731	365,218
The Shimizu Bank Ltd.	14,016	225,836
The Sumitomo Warehouse Co., Ltd.	69,982	819,425
The Tochigi Bank Ltd.	127,200	195,756
The Toho Bank Ltd.	240,556	490,635
The Towa Bank Ltd.	45,369	292,744
The Yamagata Bank Ltd.	40,402	413,890
The Yamanashi Chuo Bank Ltd.	39,049	296,130
TKC Corp.	18,420	835,060
Toa Corp. Hyogo	28,124	236,485
Toa Corp. Tokyo	22,132	323,983
Toagosei Co., Ltd.	164,363	1,642,640
TOC Co., Ltd.	65,910	417,952
Tocalo Co., Ltd.	70,519	623,697
Toei Co., Ltd.	9,558	1,083,710
Toenec Corp.	9,364	284,310
Toho Holdings Co., Ltd.	76,004	1,437,428
Toho Titanium Co., Ltd.	43,718	292,223
Toho Zinc Co., Ltd.	17,884	252,347
Tokai Corp.	23,368	504,341
TOKAI Holdings Corp.	150,654	1,233,278
Tokai Tokyo Financial Holdings, Inc.	299,516	788,602
Token Corp.	9,603	665,929
Tokushu Tokai Paper Co., Ltd.	11,472	381,815
Tokyo Dome Corp.	118,634	906,266
Tokyo Energy & Systems, Inc.	24,800	180,485
Tokyo Kiraboshi Financial Group, Inc.	35,269	356,728
Tokyo Ohka Kogyo Co., Ltd.	49,215	1,772,589
Tokyo Seimitsu Co., Ltd.	50,028	1,567,651
Tokyo Steel Manufacturing Co., Ltd.	119,161	760,050
Tokyotokeiba Co., Ltd.	19,636	598,009
Tokyu Construction Co., Ltd.	89,249	560,987
Tomoku Co., Ltd.	12,300	177,091
TOMONY Holdings, Inc.	191,082	534,991
Tomy Co., Ltd.	118,212	1,046,609
Tonami Holdings Co., Ltd.	9,062	371,755
Toppan Forms Co., Ltd.	53,858	513,789
Topre Corp.	55,693	727,497
Topy Industries Ltd.	22,592	316,265
Toridoll Holdings Corp.	28,461	573,626
Torii Pharmaceutical Co., Ltd.	15,101	451,497
Torishima Pump Manufacturing Co., Ltd.	28,816	189,141
Tosei Corp.	37,526	404,257
Toshiba Machine Co., Ltd. (a)	30,928	850,151
Toshiba TEC Corp.	31,212	1,151,660
Tosho Co., Ltd.	20,424	297,655
Totetsu Kogyo Co., Ltd.	35,222	905,816
Security	Number of Shares	Value ($)
Towa Corp.	34,500	287,220
Towa Pharmaceutical Co., Ltd.	34,068	677,159
Toyo Construction Co., Ltd.	93,753	391,996
Toyo Corp.	29,013	244,498
Toyo Ink SC Holdings Co., Ltd.	49,535	964,845
Toyo Kanetsu KK	9,700	197,210
Toyo Tanso Co., Ltd.	18,252	285,967
TPR Co., Ltd.	34,789	485,398
Trancom Co., Ltd.	8,052	513,584
Transcosmos, Inc.	34,886	766,835
Trusco Nakayama Corp.	50,912	1,015,738
TSI Holdings Co., Ltd.	125,051	484,599
Tsubaki Nakashima Co., Ltd.	51,420	489,101
Tsubakimoto Chain Co.	42,518	1,160,066
Tsugami Corp.	59,608	484,092
Tsukishima Kikai Co., Ltd.	43,544	501,383
Tsukuba Bank Ltd.	97,600	155,632
Tsukui Corp.	62,502	287,405
Tsurumi Manufacturing Co., Ltd.	27,126	434,811
UACJ Corp.	37,833	665,011
Uchida Yoko Co., Ltd.	10,698	488,955
Union Tool Co.	12,910	316,930
Unipres Corp.	46,450	502,116
United Arrows Ltd.	34,467	770,407
United Super Markets Holdings, Inc.	73,523	582,786
Unitika Ltd. *	75,788	203,760
Unizo Holdings Co., Ltd.	39,493	2,171,172
V Technology Co., Ltd.	10,808	380,256
Valor Holdings Co., Ltd.	51,450	779,871
Valqua Ltd.	21,413	405,173
ValueCommerce Co., Ltd.	20,434	389,679
Vector, Inc. *	33,592	281,841
Vision, Inc./Tokyo Japan *	32,172	318,544
Vital KSK Holdings, Inc.	46,232	431,181
VT Holdings Co., Ltd.	112,673	378,136
W-Scope Corp. *(a)	40,600	236,377
Wacom Co., Ltd.	190,463	589,762
Wakita & Co., Ltd.	55,230	446,489
Warabeya Nichiyo Holdings Co., Ltd.	16,193	243,799
WATAMI Co., Ltd.	23,211	207,224
WDB Holdings Co., Ltd.	10,320	210,964
Weathernews, Inc.	7,600	240,968
World Co., Ltd.	22,560	421,020
World Holdings Co., Ltd.	10,800	166,508
Xebio Holdings Co., Ltd.	27,528	250,869
YA-MAN Ltd.	35,596	172,263
Yahagi Construction Co., Ltd.	31,000	229,630
YAKUODO Holdings Co., Ltd.	13,568	279,121
YAMABIKO Corp.	40,653	327,892
Yamashin-Filter Corp. (a)	57,322	359,242
Yamazen Corp.	83,573	674,070
Yellow Hat Ltd.	39,016	526,652
Yodogawa Steel Works Ltd.	35,729	601,860
Yokogawa Bridge Holdings Corp.	39,465	718,577
Yokohama Reito Co., Ltd.	51,426	406,679
Yokowo Co., Ltd.	25,464	573,185
Yomiuri Land Co., Ltd.	4,600	149,900
Yondoshi Holdings, Inc.	26,267	501,402
Yonex Co., Ltd.	50,208	255,078
Yorozu Corp.	25,993	310,138
Yoshinoya Holdings Co., Ltd. (a)	85,566	1,701,563
Yuasa Trading Co., Ltd.	21,224	599,148
Yurtec Corp.	43,454	228,419
Yushin Precision Equipment Co., Ltd.	25,829	193,720
Zenrin Co., Ltd.	41,612	486,467
ZERIA Pharmaceutical Co., Ltd.	49,472	813,182
ZIGExN Co., Ltd.	73,194	257,857

24
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Zojirushi Corp.	57,752	894,135
Zuken, Inc.	21,582	426,178
		416,388,579

Netherlands 2.3%
Accell Group N.V.	28,799	787,693
Altice Europe N.V. *	748,865	3,983,806
Altice Europe N.V., Class B *	53,266	280,556
AMG Advanced Metallurgical Group N.V.	40,133	925,766
APERAM S.A.	62,087	1,837,293
Arcadis N.V.	93,930	2,135,772
ASM International N.V.	64,042	7,382,908
B&S Group Sarl	34,076	306,184
Basic-Fit N.V *	45,150	1,505,208
BE Semiconductor Industries N.V.	93,179	3,592,571
Brunel International N.V. (a)	28,474	233,328
Corbion N.V.	76,954	2,781,040
Eurocommercial Properties N.V.	63,501	1,390,170
Flow Traders	37,253	887,157
ForFarmers N.V.	46,215	279,207
Fugro N.V. CVA *(a)	109,430	864,502
IMCD N.V.	69,545	5,649,165
Intertrust N.V.	115,660	1,932,380
Koninklijke BAM Groep N.V.	332,341	896,587
Koninklijke Volkerwessels N.V.	33,014	794,186
NIBC Holding N.V.	55,419	589,879
NSI N.V.	23,358	1,173,835
PostNL N.V.	623,450	941,639
SBM Offshore N.V.	214,377	3,352,091
Sligro Food Group N.V.	44,307	1,070,718
TKH Group N.V.	55,796	2,510,401
TomTom N.V. *	89,524	897,921
Vastned Retail N.V.	25,803	647,644
Wereldhave N.V. (a)	52,459	832,661
Wessanen (a)(b)	68,487	854,607
		51,316,875

New Zealand 1.1%
Argosy Property Ltd.	1,050,607	918,811
Chorus Ltd.	581,217	2,408,139
EBOS Group Ltd.	122,098	1,763,782
Freightways Ltd.	188,417	847,276
Genesis Energy Ltd.	663,385	1,257,024
Goodman Property Trust	1,544,553	2,222,581
Heartland Group Holdings Ltd.	557,514	584,399
Infratil Ltd.	611,555	1,949,690
Kathmandu Holdings Ltd.	326,784	618,198
Mainfreight Ltd.	108,019	2,512,455
Metlifecare Ltd.	224,866	959,575
Precinct Properties New Zealand Ltd.	1,211,412	1,420,105
Pushpay Holdings Ltd. *	241,858	604,550
Restaurant Brands New Zealand Ltd. *	39,079	290,865
Scales Corp., Ltd.	141,017	378,727
SKY Network Television Ltd.	540,346	180,981
Summerset Group Holdings Ltd.	288,398	1,398,833
Synlait Milk Ltd. *	130,398	485,276
The New Zealand Refining Co., Ltd.	243,225	184,050
Tourism Holdings Ltd.	191,434	295,655
Vector Ltd.	327,065	661,330
Vital Healthcare Property Trust	497,679	879,753
Z Energy Ltd.	473,028	1,191,186
		24,013,241

Security	Number of Shares	Value ($)
Norway 1.9%
Aker Solutions A.S.A. *	194,846	267,528
Atea A.S.A.	108,480	1,207,140
Austevoll Seafood A.S.A.	116,165	1,015,484
Bakkafrost P/F	60,205	3,759,714
Borr Drilling Ltd. *(a)	101,833	207,283
Borregaard A.S.A.	132,923	1,398,443
BW Energy Ltd. *	24,860	44,692
BW LPG Ltd.	105,744	638,028
BW Offshore Ltd. *	121,833	461,514
DNO A.S.A. (a)	829,751	565,735
Elkem A.S.A.	322,771	613,387
Entra A.S.A.	218,764	3,395,163
Frontline Ltd.	102,003	777,531
Grieg Seafood A.S.A.	71,113	898,691
Hoegh LNG Holdings Ltd. (a)	53,462	117,967
Kongsberg Gruppen A.S.A.	102,844	1,705,778
Nordic Semiconductor A.S.A. *	188,994	984,498
Norway Royal Salmon A.S.A.	22,065	499,921
Norwegian Air Shuttle A.S.A. *	50,700	101,354
Norwegian Finans Holding A.S.A. *	204,862	1,905,482
Ocean Yield A.S.A. (a)	62,647	253,649
PGS A.S.A. *	412,265	569,749
Sbanken A.S.A.	109,486	739,786
Scatec Solar A.S.A.	119,746	2,037,950
SpareBank 1 Oestlandet	40,234	400,140
SpareBank 1 SMN	169,460	1,690,700
SpareBank 1 SR-Bank A.S.A.	237,158	2,240,930
Stolt-Nielsen Ltd.	33,343	363,289
Storebrand A.S.A.	619,724	3,886,442
TGS Nopec Geophysical Co. A.S.A.	155,695	3,511,102
Tomra Systems A.S.A.	144,515	4,522,292
Veidekke A.S.A.	141,376	1,707,533
Wallenius Wilhelmsen A.S.A.	137,390	249,344
XXL A.S.A. *(a)	125,013	142,279
		42,880,518

Poland 0.6%
Alior Bank S.A. *	123,486	657,723
AmRest Holdings SE *	93,279	947,529
Asseco Poland S.A.	98,129	1,510,749
Bank Handlowy w Warszawie S.A.	42,954	577,412
Bank Millennium S.A. *	789,696	966,615
Budimex S.A.	15,133	668,620
CCC S.A.	39,227	715,850
Ciech S.A. *	33,151	294,287
Enea S.A. *	290,257	412,266
Energa S.A. *	281,285	500,830
Eurocash S.A.	108,467	498,497
Grupa Azoty S.A. *	61,340	316,447
Jastrzebska Spolka Weglowa S.A.	67,627	232,073
Kernel Holding S.A.	69,295	755,747
KRUK S.A.	22,305	780,706
Orange Polska S.A. *	860,227	1,346,184
PKP Cargo S.A.	39,133	125,457
PLAY Communications S.A.	165,650	1,284,799
Tauron Polska Energia S.A. *	1,196,730	333,884
Warsaw Stock Exchange	36,160	348,512
		13,274,187

Portugal 0.4%
Altri, SGPS, S.A.	96,040	512,917
Banco Comercial Portugues S.A.	10,240,475	1,827,905
Corticeira Amorim SGPS S.A.	44,430	486,089
CTT-Correios de Portugal S.A.	193,030	491,494

25
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Mota-Engil, SGPS, S.A.	111,617	161,717
NOS, SGPS S.A.	288,952	1,133,115
REN - Redes Energeticas Nacionais, SGPS, S.A.	503,720	1,394,344
Semapa-Sociedade de Investimento e Gestao	29,391	364,815
Sonae, SGPS, S.A.	1,242,603	966,376
The Navigator Co. S.A.	335,530	1,025,342
		8,364,114

Republic of Korea 4.3%
ABLBio, Inc. *	29,102	415,743
Able C&C Co., Ltd. *	22,268	186,101
Advanced Process Systems Corp. *	13,549	297,866
AfreecaTV Co., Ltd.	9,753	437,660
Ahnlab, Inc.	7,704	340,004
Amicogen, Inc. *	22,858	411,237
Ananti, Inc. *	57,602	324,886
Anterogen Co., Ltd. *	6,095	162,600
Asiana Airlines, Inc. *	124,801	417,716
BH Co., Ltd. *	29,193	426,658
Binex Co., Ltd. *	31,305	180,690
Binggrae Co., Ltd. *	6,719	297,085
Bukwang Pharmaceutical Co., Ltd.	44,997	464,975
Cafe24 Corp. *	6,875	193,598
Caregen Co., Ltd. *(b)	4,634	72,973
Celltrion Pharm, Inc. *	23,317	766,034
Chabiotech Co., Ltd. *	56,248	574,290
Chong Kun Dang Pharmaceutical Corp. *	10,567	751,740
Chongkundang Holdings Corp.	3,795	332,785
CJ CGV Co., Ltd. *	17,193	334,092
CMG Pharmaceutical Co., Ltd. *	143,174	421,447
Com2uSCorp	12,417	997,859
Cosmax, Inc.	8,496	525,360
CrystalGenomics, Inc. *	46,054	411,433
Cuckoo Homesys Co., Ltd. *	6,793	211,984
Daea TI Co., Ltd.	73,694	244,534
Daeduck Electronics Co.	61,318	473,075
Daesang Corp. *	25,298	408,267
Daewoong Co., Ltd.	28,060	234,507
Daewoong Pharmaceutical Co., Ltd.	5,587	483,026
Daishin Securities Co., Ltd. *	44,574	344,994
Daou Technology, Inc.	29,690	391,140
Dawonsys Co., Ltd.	28,577	376,478
DB HiTek Co., Ltd.	46,004	901,519
Dentium Co., Ltd. *	7,932	273,652
DIO Corp. *	14,267	389,420
Dong-A Socio Holdings Co., Ltd.	3,700	260,782
Dong-A ST Co., Ltd.	5,507	404,013
Dongjin Semichem Co., Ltd. *	38,105	462,782
DongKook Pharmaceutical Co., Ltd.	6,698	461,056
Dongkuk Steel Mill Co., Ltd. *	72,092	277,802
Dongsung Pharmaceutical Co., Ltd. *	22,537	225,463
Dongwon F&B Co., Ltd.	1,504	260,677
Dongwon Industries Co., Ltd.	1,971	318,086
DoubleUGames Co., Ltd.	11,974	405,213
Duk San Neolux Co., Ltd. *	15,042	409,336
Duzone Bizon Co., Ltd.	24,253	1,717,380
Ecopro BM Co., Ltd.	11,031	738,428
Ecopro Co., Ltd.	24,236	453,988
Enzychem Lifesciences Corp. *	8,186	384,193
Eo Technics Co., Ltd. *	10,761	783,263
Eutilex Co., Ltd. *	5,588	230,054
F&F Co., Ltd.	8,034	625,785
Feelux Co., Ltd. *	62,668	270,383
Foosung Co., Ltd.	61,968	365,328
G-treeBNT Co., Ltd. *	26,836	519,264
Security	Number of Shares	Value ($)
GemVax & Kael Co., Ltd. *	41,288	934,887
Genexine Co., Ltd. *	16,090	789,596
GOLFZON Co., Ltd. *	3,701	144,444
Grand Korea Leisure Co., Ltd.	23,304	322,361
Green Cross Cell Corp.	7,115	200,942
Green Cross Corp.	7,639	713,896
Green Cross Holdings Corp.	34,554	499,319
GS Home Shopping, Inc.	3,876	395,738
Halla Holdings Corp.	9,003	262,047
Hana Tour Service, Inc.	11,169	389,007
Hanall Biopharma Co., Ltd. *	50,014	965,688
Handsome Co., Ltd.	16,583	334,527
Hanil Cement Co., Ltd.	2,863	171,144
Hanjin Kal Corp. *	38,316	2,120,078
Hanjin Transportation Co., Ltd. *	18,280	465,090
Hankook Shell Oil Co., Ltd.	770	165,476
Hankook Technology Group Co., Ltd.	31,268	315,383
Hansae Co., Ltd.	19,713	220,747
Hansol Chemical Co., Ltd.	10,632	812,392
Hansol Paper Co., Ltd.	21,601	228,549
Hanwha General Insurance Co., Ltd. *	101,100	183,553
Hanwha Investment & Securities Co., Ltd. *	105,045	151,794
Harim Holdings Co., Ltd.	33,268	193,390
HLB Life Science Co., Ltd. *	48,668	895,619
HS Industries Co., Ltd. *	58,909	528,702
Huchems Fine Chemical Corp.	30,277	458,705
Hugel, Inc. *	2,823	871,423
Huons Co., Ltd.	7,790	281,902
Hyosung Advanced Materials Corp. *	4,382	297,305
Hyosung Chemical Corp.	3,036	259,979
Hyosung Corp.	11,835	675,311
Hyosung TNC Co., Ltd.	3,760	456,649
Hyundai Bioscience Co., Ltd. *	39,670	356,034
Hyundai Electric & Energy System Co., Ltd. *	26,685	189,618
Hyundai Elevator Co., Ltd. *	21,132	936,107
Hyundai Greenfood Co., Ltd.	66,082	470,654
Hyundai Home Shopping Network Corp.	7,048	430,598
Hyundai Merchant Marine Co., Ltd. *	350,971	940,643
Hyundai Rotem Co., Ltd. *	67,082	729,092
i-SENS, Inc.	10,185	171,078
ICD Co., Ltd.	14,221	192,619
Iljin Materials Co., Ltd. *	23,195	885,211
Ilyang Pharmaceutical Co., Ltd.	15,839	268,657
iMarketKorea, Inc.	32,210	246,117
InBody Co., Ltd. *	14,272	228,564
Innocean Worldwide, Inc.	14,794	824,663
Innox Advanced Materials Co., Ltd. *	7,648	262,910
Inscobee, Inc. *	100,940	229,806
Insun ENT Co., Ltd. *	39,412	225,860
iNtRON Biotechnology, Inc. *	30,695	272,957
IS Dongseo Co., Ltd.	17,061	376,480
JB Financial Group Co., Ltd.	178,452	736,142
Jeil Pharmaceutical Co., Ltd.	9,579	219,264
Jusung Engineering Co., Ltd.	44,862	223,109
JW Holdings Corp.	51,189	211,163
JW Pharmaceutical Corp.	16,881	337,759
JYP Entertainment Corp.	35,821	623,807
KEPCO Engineering & Construction Co., Inc. *	16,846	250,367
KH Vatec Co., Ltd. *	17,515	289,874
KISWIRE Ltd. *	11,832	165,619
KIWOOM Securities Co., Ltd. *	16,934	921,645
KMW Co., Ltd. *	39,615	1,586,883
Koh Young Technology, Inc. *	16,594	1,303,473
Kolmar Korea Co., Ltd. *	19,069	642,961
Kolon Industries, Inc.	23,472	646,470

26
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Komipharm International Co., Ltd. *	48,474	792,268
Korea Asset In Trust Co., Ltd.	87,253	178,888
Korea Electric Terminal Co., Ltd.	9,126	242,333
Korea Line Corp. *	13,939	193,964
Korea PetroChemical Ind Co., Ltd.	3,660	257,963
Korea Real Estate Investment & Trust Co., Ltd.	239,176	378,113
Korean Reinsurance Co.	119,545	802,216
Kumho Industrial Co., Ltd. *	36,412	232,953
Kumho Tire Co., Inc. *	179,429	541,463
Kwang Dong Pharmaceutical Co., Ltd.	41,821	195,934
L&F Co., Ltd.	19,263	344,180
LEENO Industrial, Inc.	12,099	804,940
LegoChem Biosciences, Inc. *	9,526	352,176
LF Corp.	23,637	244,252
LG Hausys Ltd.	7,768	292,299
LG Innotek Co., Ltd.	18,952	2,028,621
LG International Corp.	30,086	278,689
LIG Nex1 Co., Ltd.	15,687	336,473
Lock&Lock Co., Ltd. *	19,634	198,037
Lotte Confectionery Co., Ltd.	2,002	222,536
LOTTE Himart Co., Ltd.	15,285	265,552
Lotte Tour Development Co., Ltd. *	38,722	333,178
LS Industrial Systems Co., Ltd.	19,926	715,334
Maeil Dairies Co., Ltd. *	3,914	259,429
Medipost Co., Ltd. *	18,486	421,624
Meritz Financial Group, Inc.	38,679	324,846
Meritz Fire & Marine Insurance Co., Ltd.	72,528	877,861
Meritz Securities Co., Ltd.	373,921	1,069,885
Mezzion Pharma Co., Ltd. *	6,391	735,662
Mirae Asset Life Insurance Co., Ltd.	102,513	336,786
Modetour Network, Inc. *	18,916	220,388
Namyang Dairy Products Co., Ltd. *	591	184,186
Naturecell Co., Ltd. *	57,613	344,397
Neowiz *	14,257	196,041
NEPES Corp. *	20,979	504,394
Nexen Tire Corp. *	46,113	243,759
NICE Holdings Co., Ltd. *	26,525	449,909
NICE Information Service Co., Ltd. *	42,859	550,515
NKMax Co., Ltd. *	32,445	251,652
Orion Holdings Corp.	27,364	321,068
Oscotec, Inc. *	29,169	486,350
Osstem Implant Co., Ltd. *	12,775	341,859
Pan Ocean Co., Ltd. *	250,042	768,964
Partron Co., Ltd.	51,917	382,591
Pearl Abyss Corp. *	8,407	1,226,612
Peptron, Inc. *	16,802	210,284
Pharmicell Co., Ltd. *	72,621	462,813
Poongsan Corp.	24,305	408,252
Posco ICT Co., Ltd.	69,748	256,135
S&T Motiv Co., Ltd.	9,926	320,787
Sam Chun Dang Pharm Co., Ltd.	16,816	546,918
Samchully Co., Ltd. *	2,663	171,905
Samsung Pharmaceutical Co., Ltd. *	78,266	222,006
Samwha Capacitor Co., Ltd.	9,514	457,487
Samyang Holdings Corp.	7,375	298,461
Sangsangin Co., Ltd.	49,046	312,974
Seah Besteel Corp.	14,416	129,382
Sebang Global Battery Co., Ltd.	11,484	300,220
Seegene, Inc. *	18,688	561,640
Seobu T&D *	33,282	185,798
Seoul Semiconductor Co., Ltd. *	47,340	582,736
SFA Engineering Corp.	24,124	729,977
SFA Semicon Co., Ltd. *	104,798	481,493
Shinsegae International, Inc.	2,978	449,949
Silicon Works Co., Ltd.	12,198	330,938
SK Chemicals Co., Ltd.	11,571	547,824
SK Discovery Co., Ltd.	13,864	246,573
Security	Number of Shares	Value ($)
SK Gas Ltd.	5,839	373,081
SK Materials Co., Ltd.	5,958	726,047
SK Securities Co., Ltd. *	465,679	204,753
SKCKOLONPI, Inc.	17,353	478,654
SL Corp. *	19,326	238,691
SM Entertainment Co., Ltd. *	22,499	527,045
Songwon Industrial Co., Ltd.	20,205	185,497
Soulbrain Co., Ltd.	11,075	788,792
SPC SAMLIP Co., Ltd. *	3,328	184,417
ST Pharm Co., Ltd. *	10,925	259,969
STCUBE *	29,292	237,327
Studio Dragon Corp. *	7,803	473,513
Taekwang Industrial Co., Ltd. *	753	499,727
Taeyoung Engineering & Construction Co., Ltd.	50,584	537,286
Telcon RF Pharmaceutical, Inc. *	88,013	324,297
TES Co., Ltd.	17,685	308,705
Tongyang, Inc. *	254,709	292,564
Toptec Co., Ltd.	22,057	177,073
Vidente Co., Ltd. *	31,014	161,135
Vieworks Co., Ltd.	8,650	214,380
Webzen, Inc. *	19,969	238,411
Wemade Co., Ltd.	11,260	279,993
WONIK IPS Co., Ltd. *	46,044	1,180,956
YG Entertainment, Inc. *	13,064	325,928
Youlchon Chemical Co., Ltd.	20,647	208,255
Young Poong Corp. *	584	285,629
Youngone Corp.	42,217	1,094,965
Youngone Holdings Co., Ltd.	6,394	212,168
Yuanta Securities Korea Co., Ltd. *	112,317	216,866
Yungjin Pharmaceutical Co., Ltd. *	110,676	456,556
Yuyang DNU Co., Ltd. *	64,139	91,627
		96,882,550

Singapore 1.5%
Accordia Golf Trust	1,024,926	451,622
AIMS APAC REIT	691,846	693,977
Ascendas India Trust	1,063,000	1,256,681
Ascott Residence Trust	2,323,617	1,964,511
Asian Pay Television Trust	1,886,754	216,293
Best World International Ltd. (b)	321,868	77,717
Bumitama Agri Ltd.	375,500	157,389
Cache Logistics Trust	1,372,342	673,536
CapitaLand Retail China Trust	939,182	948,805
CDL Hospitality Trusts	1,093,441	1,081,141
China Hongxing Sports Ltd. *(b)	884,000	—
Eagle Hospitality Trust	950,503	384,954
ESR-REIT	3,023,750	1,148,232
Far East Hospitality Trust	1,204,330	513,417
First Real Estate Investment Trust	737,208	517,635
First Resources Ltd.	679,329	773,901
Frasers Centrepoint Trust	924,124	1,847,321
Frasers Commercial Trust	886,741	1,041,954
Frasers Hospitality Trust	983,408	457,989
Frasers Logistics & Industrial Trust	2,163,886	1,922,490
GuocoLand Ltd.	351,826	423,492
Keppel DC REIT	1,611,416	2,678,574
Keppel Infrastructure Trust	4,611,675	1,718,185
Lippo Malls Indonesia Retail Trust	2,746,843	413,296
Manulife US Real Estate Investment Trust	1,834,786	1,779,742
NetLink NBN Trust	3,860,510	2,710,683
OUE Commercial Real Estate Investment Trust	2,724,223	936,897
OUE Ltd.	351,906	347,947
Parkway Life Real Estate Investment Trust	494,288	1,214,737
Raffles Medical Group Ltd.	1,169,418	833,683

27
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	1,222,138	394,040
Sheng Siong Group Ltd.	570,380	506,750
Silverlake Axis Ltd.	1,004,605	215,936
Soilbuild Business Space REIT	1,289,213	457,233
SPH REIT	718,341	519,828
Starhill Global REIT	1,764,044	853,142
Thomson Medical Group Ltd.	8,411,290	331,462
Yoma Strategic Holdings Ltd. *	1,567,625	353,802
		32,818,994

Spain 1.8%
Acerinox S.A.	222,808	2,046,544
Aedas Homes S.A. *	31,062	661,929
Almirall S.A.	91,899	1,190,158
Applus Services S.A.	187,042	2,087,435
Atresmedia Corp de Medios de Comunicaion S.A.	109,628	397,389
Bolsas y Mercados Espanoles SHMSF S.A.	100,824	3,818,663
Cia de Distribucion Integral Logista Holdings S.A.	82,567	1,666,080
Cie Automotive S.A.	70,875	1,421,589
Construcciones y Auxiliar de Ferrocarriles S.A.	24,183	1,042,630
Distribuidora Internacional de Alimentacion S.A. *(a)	3,191,311	275,882
Ebro Foods S.A.	101,763	1,911,464
Ence Energia y Celulosa S.A. (a)	167,923	593,576
Euskaltel S.A.	127,473	1,124,382
Faes Farma S.A.	368,676	1,761,628
Fluidra S.A. *	83,386	1,143,110
Gestamp Automocion S.A.	204,769	708,525
Global Dominion Access S.A. *	151,931	582,441
Indra Sistemas S.A. *	160,583	1,740,992
Lar Espana Real Estate Socimi S.A.	84,288	598,106
Let's GOWEX S.A. *(b)	5,361	—
Liberbank S.A.	1,797,978	552,602
Masmovil Ibercom S.A. *	111,833	2,201,345
Mediaset Espana Comunicacion S.A.	196,928	988,562
Melia Hotels International S.A.	140,372	961,385
Metrovacesa S.A.	59,124	578,008
Neinor Homes S.A. *	101,927	1,152,086
Pharma Mar S.A. *	224,757	970,749
Promotora de Informaciones S.A., Class A *	527,097	785,110
Prosegur Cash S.A.	509,975	740,560
Prosegur Cia de Seguridad S.A.	335,612	1,240,148
Sacyr S.A.	442,340	1,160,301
Tecnicas Reunidas S.A. *	39,513	884,554
Unicaja Banco S.A.	1,048,557	961,742
Viscofan S.A.	51,650	2,740,297
		40,689,972

Sweden 5.5%
AAK AB	222,659	3,799,747
Adapteo Oyj *	55,386	592,073
AddTech AB, B Shares	61,288	1,757,389
AF Poyry AB	125,883	2,809,778
Arjo AB, B Shares	299,386	1,500,157
Atrium Ljungberg AB, B Shares	59,745	1,205,364
Attendo AB	139,666	698,107
Avanza Bank Holding AB	164,683	1,615,389
Axfood AB	136,474	2,520,414
Beijer Ref AB	85,705	2,293,104
Betsson AB *	158,210	794,387
Security	Number of Shares	Value ($)
Bilia AB, A Shares	102,714	981,044
BillerudKorsnas AB	231,837	2,790,624
Bonava AB, B Shares	108,648	851,693
Bravida Holding AB	263,934	2,395,663
Bure Equity AB	69,387	1,293,970
Catena AB	33,407	1,102,644
Clas Ohlson AB, B Shares	54,289	530,845
Cloetta AB, B Shares	272,152	832,588
Collector AB *(a)	56,858	157,172
Concentric AB	48,687	686,984
Dometic Group AB	387,207	3,262,969
Evolution Gaming Group AB	161,216	5,836,641
Fabege AB	348,838	5,647,195
Getinge AB, B Shares	295,133	4,873,678
Hansa Biopharma AB *	44,245	365,320
Hexpol AB	330,181	2,441,850
Holmen AB, B Shares	125,991	3,503,540
Hufvudstaden AB, A Shares	145,005	2,577,009
Indutrade AB	121,932	3,903,796
Intrum AB	97,483	2,377,978
Investment AB Oresund	40,006	539,735
JM AB	90,435	2,448,576
Klovern AB, B Shares	681,082	1,545,503
Kungsleden AB	245,532	2,505,945
Lifco AB, B Shares	59,264	3,065,559
Lindab International AB	90,724	1,066,780
Loomis AB, B Shares	99,658	3,420,922
Mekonomen AB *	55,663	435,769
Modern Times Group MTG AB, B Shares *	86,904	763,528
Munters Group AB *	139,659	633,537
Mycronic AB	90,105	1,257,461
NCC AB, B Shares	123,999	2,153,813
NetEnt AB	231,829	581,061
Nobia AB	157,861	1,012,775
Nolato AB, B Shares	22,087	1,147,054
Nordic Entertainment Group AB, B Shreas	86,559	2,583,797
Nyfosa AB *	207,944	1,682,624
Pandox AB	121,453	2,224,841
Peab AB	260,007	2,578,588
Ratos AB, B Shares	253,958	770,641
Resurs Holding AB	181,243	971,168
Sagax AB, Class D	125,598	447,588
Samhallsbyggnadsbolaget i Norden AB	1,320,230	3,716,113
SAS AB *	253,367	261,596
Scandic Hotels Group AB	97,566	902,690
Sectra AB	34,510	1,245,836
SkiStar AB	56,514	553,767
SSAB AB, A Shares	299,432	904,309
SSAB AB, B Shares	816,829	2,332,088
Sweco AB, B Shares	85,929	2,733,391
Thule Group AB	136,684	2,938,077
Vitrolife AB	84,052	1,417,469
Wallenstam AB, B Shares	219,432	2,661,675
Wihlborgs Fastigheter AB	173,215	3,278,455
		122,781,843

Switzerland 4.7%
Allreal Holding AG	18,411	3,918,246
Alpiq Holding AG *(b)	4,379	316,680
ALSO Holding AG	3,581	614,129
ams AG *	102,313	3,489,180
APG SGA S.A.	1,312	349,704
Arbonia AG	57,396	632,100
Aryzta AG *	1,265,409	1,078,529
Ascom Holding AG	47,049	407,811
Autoneum Holding AG	3,945	383,109
Bachem Holding AG, Class B	7,361	1,253,260

28
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Basilea Pharmaceutica AG *(a)	14,121	624,391
Belimo Holding AG	605	3,937,703
Bell Food Group AG	2,421	622,789
Berner Kantonalbank AG	5,880	1,369,844
BKW AG	23,682	2,030,690
Bobst Group S.A.	10,355	491,674
Bossard Holding AG, Class A	3,500	475,851
Bucher Industries AG	8,473	2,617,312
Burckhardt Compression Holding AG	4,063	954,938
Cembra Money Bank AG	37,159	4,157,570
Comet Holding AG	9,802	1,194,934
Conzzeta AG	1,689	1,710,026
COSMO Pharmaceuticals N.V. *	9,065	680,847
Daetwyler Holding AG	10,229	1,625,311
dormakaba Holding AG	4,031	2,386,242
EFG International AG	96,501	552,317
Emmi AG	2,539	2,192,886
Forbo Holding AG	1,287	1,886,722
Galenica AG	62,631	4,202,576
GAM Holding AG *	214,841	716,914
Hiag Immobilien Holding AG	3,802	424,212
Huber & Suhner AG	23,480	1,559,754
Idorsia Ltd. *	117,257	3,101,172
Implenia AG	19,183	949,290
Inficon Holding AG	2,584	1,797,948
Interroll Holding AG	753	1,339,600
Intershop Holding AG	1,461	975,057
Kardex AG	7,744	1,200,062
Komax Holding AG (a)	4,560	863,995
Kudelski S.A. (a)	51,051	236,545
Landis & Gyr Group AG	32,709	2,666,192
LEM Holding S.A.	620	804,504
Leonteq AG *	13,344	600,787
Liechtensteinische Landesbank AG	14,248	897,906
Medacta Group S.A. *	8,022	624,886
Meyer Burger Technology AG *(a)	947,733	270,235
Mobimo Holding AG *	8,718	2,607,429
Rieter Holding AG	4,024	473,510
Schweiter Technologies AG	1,205	1,396,777
SFS Group AG	22,226	1,834,658
Siegfried Holding AG	5,250	2,269,875
SIG Combibloc Group AG *	286,327	4,224,133
St. Galler Kantonalbank AG	3,692	1,685,897
Stadler Rail AG *(a)	50,972	2,409,710
Sunrise Communications Group AG	44,519	3,587,460
Swissquote Group Holding S.A.	11,706	655,473
Tecan Group AG	15,344	4,267,374
u-blox Holding AG	8,518	662,643
Valiant Holding AG	20,513	2,023,856
Valora Holding AG *	4,155	1,025,926
VAT Group AG *	33,989	4,559,607
Vetropack Holding AG	261	688,935
Vontobel Holding AG	36,747	2,405,003
VP Bank AG	3,154	507,664
VZ Holding AG	3,514	1,203,462
Ypsomed Holding AG	4,186	591,606
Zehnder Group AG	12,209	567,596
		104,835,024

United Kingdom 14.6%
888 Holdings plc	369,175	537,564
AA plc	824,801	461,652
AG Barr plc	110,954	758,211
Aggreko plc	318,303	2,753,283
Airtel Africa plc	1,062,927	880,454
AJ Bell plc	345,798	1,574,618
AO World plc *	390,009	306,368
Security	Number of Shares	Value ($)
Ascential plc	520,185	2,271,031
Assura plc	3,137,437	2,953,491
Aston Martin Lagonda Global Holdings plc *(a)	81,271	350,869
Avast plc	708,536	3,563,943
Bakkavor Group plc	193,593	272,499
Balfour Beatty plc	903,153	2,840,158
Bank of Georgia Group plc	50,304	1,087,166
Beazley plc	690,383	4,713,364
Big Yellow Group plc	199,905	2,721,912
Bodycote plc	250,490	2,444,426
Brewin Dolphin Holdings plc	377,219	1,467,630
Britvic plc	345,758	3,764,955
C&C Group plc	405,299	1,698,019
Cairn Energy plc *	764,553	1,358,401
Capita plc *	2,184,747	3,608,218
Capital & Counties Properties plc	973,340	2,461,631
Card Factory plc	432,708	434,974
Centamin plc	1,428,919	2,353,543
Chemring Group plc	378,156	1,164,076
Close Brothers Group plc	198,835	3,258,462
CMC Markets plc	137,628	263,688
Coats Group plc	1,924,235	1,459,949
Computacenter plc	95,238	2,010,834
Countryside Properties plc	577,711	3,469,656
Cranswick plc	67,743	2,881,388
Crest Nicholson Holdings plc	327,501	1,890,794
Daily Mail & General Trust plc N.V., Class A	185,666	1,754,920
De La Rue plc	147,367	262,019
Dechra Pharmaceuticals plc	130,073	4,396,126
Devro plc	208,222	398,943
Dignity plc	66,666	488,350
Diploma plc	144,108	3,460,502
Dixons Carphone plc	1,334,719	2,074,787
Domino's Pizza Group plc	611,397	2,311,576
Drax Group plc	521,135	1,797,244
Dunelm Group plc	129,484	1,799,443
Electrocomponents plc	587,035	4,545,410
Elementis plc	748,275	969,153
Equiniti Group plc	428,765	1,099,705
Essentra plc	343,013	1,571,137
Ferrexpo plc	373,473	616,571
Finablr plc *	229,152	178,837
Firstgroup plc *	1,605,076	2,415,094
Frasers Group plc *	245,390	1,202,971
Funding Circle Holdings plc *	193,310	195,063
Future plc	121,365	1,792,027
Galliford Try Holdings plc	141,520	279,497
Games Workshop Group plc	42,805	3,444,516
Genus plc	85,951	3,467,019
Georgia Capital plc *	52,122	448,719
GoCo Group plc	388,368	407,267
Grafton Group plc	287,423	3,164,623
Grainger plc	783,751	2,967,218
Great Portland Estates plc	332,160	3,574,884
Greencore Group plc	574,144	1,534,911
Greggs plc	131,748	3,517,090
Halfords Group plc	259,841	497,843
Hammerson plc	1,014,600	2,703,350
Hastings Group Holdings plc	419,704	873,824
Hays plc	1,759,940	3,108,946
Helical plc	130,319	783,178
Hill & Smith Holdings plc	106,644	1,821,214
Hochschild Mining plc	329,942	673,032
HomeServe plc	365,193	5,518,237
Hunting plc	188,130	764,149
Hyve Group plc	949,044	937,042

29
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Ibstock plc	524,989	1,836,017
IG Group Holdings plc	480,133	4,131,015
Indivior plc *	971,291	536,573
IntegraFin Holdings plc	255,304	1,562,019
Intermediate Capital Group plc	366,224	7,447,029
International Personal Finance plc	300,110	558,130
Intu Properties plc *(a)	1,178,590	182,983
IWG plc	875,772	3,934,201
J.D. Wetherspoon plc	90,131	1,547,272
John Laing Group plc	655,717	2,817,511
Jupiter Fund Management plc	538,885	2,064,955
Just Group plc *	1,378,885	1,278,668
Keller Group plc	96,797	802,416
Lancashire Holdings Ltd.	267,178	2,472,477
LondonMetric Property plc	1,065,409	2,819,676
Man Group plc	1,941,484	3,635,473
Marshalls plc	258,448	2,399,942
Marston's plc	846,843	974,047
McCarthy & Stone plc	690,478	1,181,810
Mediclinic International plc	507,789	2,198,751
Metro Bank plc *(a)	201,902	431,965
Mitchells & Butlers plc *	287,756	1,231,296
Mitie Group plc	490,857	876,507
Moneysupermarket.com Group plc	675,051	2,677,265
Morgan Advanced Materials plc	374,880	1,331,160
N Brown Group plc	214,723	157,703
National Express Group plc	551,584	2,984,426
NCC Group plc	355,410	941,978
Network International Holdings plc *	587,973	4,032,968
NewRiver REIT plc (a)	390,935	776,975
OneSavings Bank plc	492,242	2,525,024
Pagegroup plc	412,920	2,143,447
Paragon Banking Group plc	331,767	1,928,136
Petrofac Ltd.	336,528	1,368,204
Pets at Home Group plc	628,644	2,066,838
Pharos Energy plc	429,119	167,723
Playtech plc	391,855	1,251,292
Plus500 Ltd.	139,301	1,689,616
Polypipe Group plc	253,752	1,732,409
Premier Foods plc *	964,028	404,500
Premier Oil plc *	1,053,543	1,044,795
Primary Health Properties plc	1,571,601	2,906,725
Provident Financial plc	334,125	1,714,794
PZ Cussons plc	236,612	547,027
QinetiQ Group plc	733,463	3,222,774
Rank Group plc	226,431	763,542
Rathbone Brothers plc	72,284	1,532,651
RDI REIT plc	343,229	498,030
Redde Northgate plc	323,485	1,020,573
Redrow plc	309,958	2,953,485
Renewi plc	815,410	374,949
Rhi Magnesita N.V.	35,494	1,355,562
Rotork plc	1,156,687	4,160,463
Royal Mail plc	1,196,185	2,482,054
RPS Group plc	296,513	466,603
Safestore Holdings plc	269,969	2,729,342
Saga plc	1,500,489	619,054
Sanne Group plc	177,640	1,293,328
Savills plc	173,041	2,391,495
Schroder Real Estate Investment Trust Ltd.	655,477	406,481
Senior plc	567,041	1,022,686
Serco Group plc *	1,577,297	3,074,406
Shaftesbury plc	295,014	3,005,152
SIG plc	798,207	643,336
Signature Aviation plc	1,084,614	3,873,517
Sirius Minerals plc *(a)	9,097,335	516,394
Softcat plc	163,195	2,201,222
Security	Number of Shares	Value ($)
Sophos Group plc	522,652	3,874,656
Spectris plc	154,009	5,342,801
Spire Healthcare Group plc	378,761	559,263
Spirent Communications plc	784,473	2,104,217
SSP Group plc	574,803	3,722,375
ST Modwen Properties plc	230,970	1,414,612
Stagecoach Group plc	533,517	886,582
Stobart Group Ltd.	440,627	433,366
Superdry plc	93,165	368,899
Synthomer plc	439,186	1,579,699
TalkTalk Telecom Group plc	882,961	1,239,460
TBC Bank Group plc	46,777	773,143
Telecom Plus plc	74,131	1,263,132
The Go-Ahead Group plc	56,509	1,406,768
The Restaurant Group plc	636,503	861,786
The Unite Group plc	377,536	5,463,632
TP ICAP plc	736,955	3,428,262
Trainline plc *	605,198	3,586,812
Tritax Big Box REIT plc	2,270,895	3,770,800
Tullow Oil plc	1,853,364	797,781
UDG Healthcare plc	329,637	2,953,635
Ultra Electronics Holdings plc	91,600	2,275,664
Vectura Group plc	813,502	911,279
Vesuvius plc	287,797	1,553,492
Victrex plc	106,639	2,854,963
Vistry Group plc	284,511	4,647,964
WH Smith plc	144,821	3,564,564
William Hill plc	1,149,553	2,185,602
Wizz Air Holdings plc *	37,080	1,617,423
Workspace Group plc	176,102	2,546,267
		327,763,400
Total Common Stock
(Cost $2,352,066,672)		2,230,501,840

Preferred Stock 0.2% of net assets

Germany 0.2%
Draegerwerk AG & Co. KGaA	10,098	646,117
Jungheinrich AG	64,439	1,283,296
Schaeffler AG	99,099	879,551
Sixt SE	21,932	1,327,425
		4,136,389

Italy 0.0%
Danieli & C Officine Meccaniche S.p.A. - RSP	56,443	520,798

Republic of Korea 0.0%
Daishin Securities Co., Ltd. *	24,729	151,896

Sweden 0.0%
Klovern AB	19,868	699,830
Total Preferred Stock
(Cost $6,874,878)		5,508,913

Rights 0.0% of net assets

Norway 0.0%
XXL A.S.A. *(b)	13,886	—
Total Rights
(Cost $—)		—

30
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Warrants 0.0% of net assets

Singapore 0.0%
Ezion Holdings Ltd. expires 04/16/23 *(b)	802,298	—
Total Warrants
(Cost $—)		—

Other Investment Companies 2.1% of net assets

Switzerland 0.1%
HBM Healthcare Investments AG, Class A *	7,664	1,757,744

United Kingdom 0.1%
BMO Commercial Property Trust Ltd.	681,190	847,462
Picton Property Income Ltd.	714,359	894,202
UK Commercial Property REIT Ltd.	850,847	865,083
		2,606,747

United States 1.9%
Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.53% (c)	533,102	533,102
Securities Lending Collateral 1.9%
Wells Fargo Government Money Market Fund, Select Class 1.52% (c)	41,600,655	41,600,655
		42,133,757
Total Other Investment Companies
(Cost $46,504,897)		46,498,248

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 03/20/20	146	13,256,800	(810,233)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $38,317,199.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
31
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of February 29, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 97.5% of net assets

Brazil 6.1%
Ambev S.A.	5,324,795	17,160,577
Atacadao S.A.	399,821	1,833,541
B2W Cia Digital *	238,844	3,290,183
B3 S.A. - Brasil Bolsa Balcao	2,446,859	26,032,434
Banco Bradesco S.A.	1,251,302	7,568,857
Banco BTG Pactual S.A.	307,055	4,598,015
Banco do Brasil S.A.	1,007,591	10,465,288
Banco Santander Brasil S.A.	489,954	4,328,697
BB Seguridade Participacoes S.A.	823,110	5,810,746
BR Malls Participacoes S.A.	918,148	3,325,289
BRF S.A. *	699,073	4,189,805
CCR S.A.	1,391,498	5,036,553
Centrais Eletricas Brasileiras S.A.	523,547	4,006,977
Cia Energetica de Minas Gerais	675	2,225
Cia Paranaense de Energia	54,214	942,450
Cielo S.A.	1,422,205	2,159,322
Cogna Educacao	1,832,427	4,098,099
Companhia de Saneamento Basico do Estado de Sao Paulo	424,898	5,532,955
Companhia Siderurgica Nacional S.A.	798,468	1,978,627
Cosan S.A.	219,537	3,560,454
CPFL Energia S.A.	229,742	1,809,257
CVC Brasil Operadora e Agencia de Viagens S.A.	146,526	835,640
EDP - Energias do Brasil S.A.	385,471	1,745,519
Embraer S.A. *	920,639	3,460,826
Energisa S.A.	241,899	2,895,292
Engie Brasil Energia S.A.	210,524	2,217,860
Equatorial Energia S.A.	1,072,721	5,863,332
Fleury S.A.	275,967	1,820,349
Grendene S.A.	354,095	761,301
Hapvida Participacoes e Investimentos S.A.	174,468	2,134,615
Hypera S.A.	502,445	3,819,858
IRB Brasil Resseguros S.A.	1,023,923	7,546,117
Itau Unibanco Holding S.A. ADR	5,833,470	41,242,633
JBS S.A.	1,188,147	5,978,065
Klabin S.A.	949,420	4,050,920
Localiza Rent a Car S.A.	707,902	7,773,091
Lojas Americanas S.A.	161,887	806,627
Lojas Renner S.A.	996,015	11,766,781
M Dias Branco S.A.	112,021	1,018,000
Magazine Luiza S.A.	764,650	8,562,304
Multiplan Empreendimentos Imobiliarios S.A.	290,238	1,963,376
Natura & Co. Holding S.A.	790,130	7,970,214
Neoenergia S.A.	136,260	720,313
Notre Dame Intermedica Participacoes S.A.	535,898	7,510,518
Odontoprev S.A.	295,032	1,078,337
Petrobras Distribuidora S.A.	843,805	4,881,432
Petroleo Brasileiro S.A.	4,510,083	27,140,570
Porto Seguro S.A.	123,636	1,671,079
Raia Drogasil S.A.	283,925	7,545,489
Rumo S.A. *	1,386,040	6,488,350
Sao Martinho S.A.	185,626	1,089,897
Security	Number of Shares	Value ($)
Sul America S.A.	273,513	3,277,318
Suzano S.A.	1,008,240	8,523,328
Tim Participacoes S.A.	979,283	3,501,122
Transmissora Alianca de Energia Eletrica S.A.	304,615	2,024,848
Ultrapar Participacoes S.A.	1,074,963	4,546,074
Vale S.A.	4,225,862	41,503,207
Via Varejo S.A. *	508,468	1,556,402
WEG S.A.	939,568	8,986,149
YDUQS Part	310,312	3,569,002
		377,576,506

Chile 0.7%
AES Gener S.A.	3,460,649	508,089
Aguas Andinas S.A., A Shares	3,349,645	1,143,362
Banco de Chile	54,828,114	4,815,581
Banco de Credito e Inversiones S.A.	51,505	1,914,964
Banco Santander Chile	75,805,733	3,371,998
Cencosud S.A.	1,649,663	1,930,536
Cencosud Shopping S.A.	466,765	881,774
Cia Cervecerias Unidas S.A.	184,131	1,379,080
Colbun S.A.	8,808,687	1,102,791
Empresa Nacional de Telecomunicaciones S.A. *	169,225	887,991
Empresas CMPC S.A.	1,399,694	2,815,324
Empresas COPEC S.A.	612,516	4,740,609
Enel Americas S.A.	45,383,719	7,579,352
Enel Chile S.A.	33,354,669	2,968,185
Engie Energia Chile S.A.	648,463	833,809
Itau CorpBanca	202,687,888	741,490
Latam Airlines Group S.A.	384,858	2,559,684
Parque Arauco S.A.	778,156	1,593,629
Plaza S.A.	314,250	532,439
S.A.C.I. Falabella	879,400	2,915,861
		45,216,548

China 39.6%
360 Security Technology, Inc., A Shares	94,800	303,107
3SBio, Inc. *	1,529,620	1,585,943
51job, Inc. ADR *	30,156	2,254,764
58.com, Inc. ADR *	121,984	6,729,857
AECC Aviation Power Co., Ltd., A Shares	132,300	437,202
Agile Group Holdings Ltd.	1,872,246	2,628,287
Agricultural Bank of China Ltd., A Shares	7,830,900	3,820,115
Agricultural Bank of China Ltd., H Shares	36,713,068	14,698,324
Aier Eye Hospital Group Co., Ltd., A Shares	190,200	1,088,381
Air China Ltd., H Shares	2,375,307	1,911,084
Aisino Corp., A Shares	196,000	661,726
Alibaba Group Holding Ltd. ADR *	2,148,167	446,818,736
Alibaba Health Information Technology Ltd. *	4,823,316	9,246,744
Alibaba Pictures Group Ltd. *	17,368,709	2,340,181
Aluminum Corp. of China Ltd., H Shares *	5,591,921	1,485,333
Angang Steel Co., Ltd., H Shares	2,113,820	705,235
Anhui Conch Cement Co., Ltd., A Shares	225,200	1,767,399
Anhui Conch Cement Co., Ltd., H Shares	1,462,127	10,722,446

32
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Anhui Expressway Co., Ltd., H Shares	541,328	304,248
Anhui Gujing Distillery Co., Ltd., A Shares	72,400	1,266,705
ANTA Sports Products Ltd.	1,484,519	11,934,367
Anxin Trust Co., Ltd., A Shares *	443,600	189,746
Autohome, Inc. ADR *	68,298	5,304,706
Avary Holding Shenzhen Co., Ltd., A Shares	52,700	318,227
AVIC Aircraft Co., Ltd., A Shares	273,100	664,563
Avic Capital Co., Ltd., A Shares	814,800	496,559
AVIC Jonhon Optronic Technology Co., Ltd., A Shares	81,200	456,403
AVIC Shenyang Aircraft Co., Ltd., A Shares *	142,000	564,733
AviChina Industry & Technology Co., Ltd., H Shares	3,305,706	1,437,992
BAIC Motor Corp., Ltd., H Shares	2,869,280	1,406,465
Baidu, Inc. ADR *	342,518	41,095,310
Bank of Beijing Co., Ltd., A Shares	1,637,900	1,197,343
Bank of Changsha Co., Ltd., A Shares	584,200	681,129
Bank of China Ltd., A Shares	4,702,600	2,388,234
Bank of China Ltd., H Shares	92,773,707	36,666,391
Bank of Communications Co., Ltd., A Shares	1,785,400	1,328,157
Bank of Communications Co., Ltd., H Shares	9,390,890	6,025,170
Bank of Jiangsu Co., Ltd., A Shares	634,400	579,021
Bank of Nanjing Co., Ltd., A Shares	736,900	818,052
Bank of Ningbo Co., Ltd., A Shares	372,500	1,340,748
Bank of Shanghai Co., Ltd., A Shares	1,033,570	1,273,073
Baoshan Iron & Steel Co., Ltd., A Shares	1,425,700	1,060,576
BBMG Corp., A Shares	1,091,100	526,023
BBMG Corp., H Shares	2,730,203	767,241
BeiGene Ltd. ADR *	41,149	6,515,944
Beijing Capital International Airport Co., Ltd., H Shares	2,169,073	1,692,272
Beijing Enterprises Holdings Ltd.	616,472	2,602,566
Beijing Enterprises Water Group Ltd.	7,089,821	3,293,339
Beijing Jingneng Clean Energy Co., Ltd., H Shares	2,246,109	360,274
Beijing New Building Materials plc, A Shares	107,600	387,903
Beijing North Star Co., Ltd., H Shares	1,356,422	374,219
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., A Shares	97,100	431,451
Beijing Originwater Technology Co., Ltd., A Shares	266,200	375,487
Beijing Shiji Information Technology Co., Ltd., A Shares	60,800	337,565
Beijing Shunxin Agriculture Co., Ltd., A Shares	70,300	553,132
Beijing Tiantan Biological Products Corp., Ltd.	68,300	338,364
Beijing Tongrentang Co., Ltd., A Shares	141,900	530,638
Bilibili, Inc. ADR *	77,852	1,999,239
BOE Technology Group Co., Ltd., A Shares	2,497,600	1,750,771
Bosideng International Holdings Ltd.	3,266,712	951,545
Brilliance China Automotive Holdings Ltd.	3,215,825	2,723,509
BYD Co., Ltd., A Shares	74,100	692,958
BYD Co., Ltd., H Shares (a)	925,175	5,662,847
BYD Electronic International Co., Ltd.	961,506	1,801,347
CAR, Inc. *	808,983	507,622
Central China Securities Co., Ltd., H Shares	1,836,833	365,337
CGN Power Co., Ltd., H Shares	13,747,339	3,351,697
Security	Number of Shares	Value ($)
Changchun High & New Technology Industry Group, Inc., A Shares	10,100	699,322
Changjiang Securities Co., Ltd., A Shares	461,300	444,789
Chaozhou Three-Circle Group Co., Ltd., A Shares	113,400	386,101
China Agri-Industries Holdings Ltd.	2,780,102	1,509,015
China Aoyuan Group Ltd.	1,536,868	2,212,697
China Biologic Products Holdings, Inc. *	33,889	3,909,774
China BlueChemical Ltd., H Shares	2,197,731	417,377
China Cinda Asset Management Co., Ltd., H Shares	10,849,710	2,269,333
China CITIC Bank Corp., Ltd., H Shares	12,409,741	6,449,266
China Coal Energy Co., Ltd., A Shares	1,003,500	618,736
China Coal Energy Co., Ltd., H Shares	1,845,847	596,882
China Communications Construction Co., Ltd., A Shares	363,200	453,597
China Communications Construction Co., Ltd., H Shares	5,343,533	3,983,797
China Communications Services Corp., Ltd., H Shares	3,112,255	2,408,158
China Conch Venture Holdings Ltd.	2,071,738	10,075,499
China Construction Bank Corp., A Shares	900,000	836,886
China Construction Bank Corp., H Shares	114,692,398	92,718,782
China East Education Holdings Ltd. *	471,320	959,205
China Eastern Airlines Corp., Ltd., A Shares *	732,400	475,680
China Eastern Airlines Corp., Ltd., H Shares *	1,941,452	832,081
China Enterprise Co., Ltd.	553,758	331,136
China Everbright Bank Co., Ltd., A Shares	1,835,600	992,614
China Everbright Bank Co., Ltd., H Shares	4,103,211	1,642,748
China Everbright International Ltd.	4,666,742	3,107,948
China Everbright Ltd.	1,071,407	1,787,271
China Evergrande Group	2,696,290	6,054,764
China Film Co., Ltd., A Shares	154,300	281,882
China Foods Ltd.	1,028,267	380,006
China Fortune Land Development Co., Ltd., A Shares	204,200	689,119
China Galaxy Securities Co., Ltd., H Shares	4,918,438	2,713,865
China Gas Holdings Ltd.	2,588,656	9,466,986
China Great Wall Securities Co., Ltd., A Shares	159,700	290,605
China Greatwall Technology Group Co., Ltd., A Shares	140,600	281,393
China Hongqiao Group Ltd.	3,321,608	1,781,629
China Huarong Asset Management Co., Ltd., H Shares	13,286,423	1,807,201
China International Capital Corp., Ltd., H Shares	1,329,437	2,453,122
China International Marine Containers Group Co., Ltd., H Shares	564,770	518,168
China International Travel Service Corp., Ltd., A Shares	111,500	1,252,146
China Jinmao Holdings Group Ltd.	7,388,119	5,394,345
China Jushi Co., Ltd., A Shares	219,400	294,408
China Life Insurance Co., Ltd., A Shares	224,700	946,670
China Life Insurance Co., Ltd., H Shares	9,275,342	21,733,178
China Literature Ltd. *	270,941	1,225,537
China Longyuan Power Group Corp., Ltd., H Shares	4,340,360	2,272,367
China Machinery Engineering Corp., H Shares	1,068,830	396,368
China Medical System Holdings Ltd.	1,569,810	1,933,797

33
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
China Merchants Bank Co., Ltd., A Shares	1,142,200	5,588,286
China Merchants Bank Co., Ltd., H Shares	4,588,301	21,637,236
China Merchants Energy Shipping Co., Ltd., A Shares	470,500	340,581
China Merchants Port Holdings Co., Ltd.	1,653,572	2,431,646
China Merchants Securities Co., Ltd., A Shares	336,900	850,660
China Merchants Securities Co., Ltd., H Shares	1,102,809	1,328,796
China Merchants Shekou Industrial Zone Holdings Co., Ltd., A Shares	507,000	1,257,672
China Minsheng Banking Corp., Ltd., A Shares	2,366,300	1,936,316
China Minsheng Banking Corp., Ltd., H Shares	7,322,766	4,942,577
China Mobile Ltd.	6,533,107	51,389,310
China Molybdenum Co., Ltd., H Shares	5,641,020	2,106,411
China National Accord Medicines Corp., Ltd., A Shares	53,800	335,567
China National Building Material Co., Ltd., H Shares	4,930,615	5,700,572
China National Chemical Engineering Co., Ltd., A Shares	347,900	345,899
China National Nuclear Power Co., Ltd., A Shares	1,378,600	905,235
China National Software & Service Co., Ltd., A Shares	30,500	371,880
China Northern Rare Earth Group High-Tech Co., Ltd., A Shares	284,100	369,848
China Oilfield Services Ltd., A Shares	304,529	657,834
China Oilfield Services Ltd., H Shares	1,944,540	2,495,223
China Overseas Land & Investment Ltd.	4,738,560	15,900,494
China Pacific Insurance (Group) Co., Ltd., A Shares	380,700	1,736,792
China Pacific Insurance (Group) Co., Ltd., H Shares	3,128,063	10,295,689
China Petroleum & Chemical Corp., A Shares	2,342,200	1,541,318
China Petroleum & Chemical Corp., H Shares	31,321,870	16,157,206
China Power International Development Ltd.	6,031,153	1,122,176
China Railway Construction Corp., Ltd., A Shares	798,700	1,085,470
China Railway Construction Corp., Ltd., H Shares	2,153,931	2,465,410
China Railway Group Ltd., H Shares	4,859,578	2,743,745
China Railway Signal & Communication Corp., Ltd., H shares	2,049,659	1,052,045
China Reinsurance Group Corp., H Shares	9,042,162	1,229,903
China Resources Beer Holdings Co., Ltd.	1,945,988	9,014,464
China Resources Cement Holdings Ltd.	2,979,096	3,750,128
China Resources Gas Group Ltd.	979,014	4,886,873
China Resources Land Ltd.	3,360,720	15,503,286
China Resources Pharmaceutical Group Ltd.	2,213,929	1,926,131
China Resources Power Holdings Co., Ltd.	2,358,814	2,805,860
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., A Shares	97,200	456,090
China Satellite Communications Co., Ltd. *	136,500	326,302
Security	Number of Shares	Value ($)
China Shenhua Energy Co., Ltd., A Shares	538,300	1,232,125
China Shenhua Energy Co., Ltd., H Shares	4,117,123	7,142,711
China Shipbuilding Industry Co., Ltd., A Shares	1,358,500	857,055
China South City Holdings Ltd.	3,580,173	395,089
China Southern Airlines Co., Ltd., A Shares	770,200	634,653
China Southern Airlines Co., Ltd., H Shares	1,698,687	895,876
China State Construction Engineering Corp., Ltd., A Shares	2,596,200	1,994,449
China State Construction International Holdings Ltd.	2,240,312	1,813,971
China Taiping Insurance Holdings Co., Ltd.	1,856,195	3,791,920
China Telecom Corp., Ltd., H Shares	17,513,816	6,584,775
China Tower Corp., Ltd., H Shares	58,129,195	14,097,713
China Traditional Chinese Medicine Holdings Co., Ltd.	3,251,765	1,710,785
China Unicom Hong Kong Ltd.	7,344,531	5,796,045
China United Network Communications Ltd., A Shares	1,627,900	1,276,200
China Vanke Co., Ltd., A Shares	595,700	2,521,639
China Vanke Co., Ltd., H Shares	1,857,642	7,151,149
China Yangtze Power Co., Ltd., A Shares	789,700	1,923,921
China Zhongwang Holdings Ltd.	1,768,725	594,640
Chongqing Brewery Co., Ltd.	44,800	291,993
Chongqing Changan Automobile Co., Ltd., A Shares	558,275	812,231
Chongqing Changan Automobile Co., Ltd., B Shares	1,006,000	556,375
Chongqing Rural Commercial Bank Co., Ltd., H Shares	3,053,723	1,379,319
Chongqing Zhifei Biological Products Co., Ltd., A Shares	51,800	444,474
CIFI Holdings Group Co., Ltd.	4,227,700	3,227,852
CIMC Enric Holdings Ltd.	991,812	514,166
CITIC Ltd.	6,063,595	6,730,368
CITIC Securities Co., Ltd., A Shares	670,700	2,245,198
CITIC Securities Co., Ltd., H Shares	2,599,102	5,556,366
CNOOC Ltd.	19,731,462	27,041,019
Contemporary Amperex Technology Co., Ltd., A Shares	50,600	982,075
COSCO Shipping Development Co., Ltd., H Shares	6,032,546	750,870
COSCO Shipping Energy Transportation Co., Ltd., H Shares	1,982,764	773,459
COSCO SHIPPING Holdings Co., Ltd., A Shares *	600,101	346,830
COSCO SHIPPING Holdings Co., Ltd., H Shares *	2,533,624	845,295
COSCO SHIPPING Ports Ltd.	1,928,652	1,284,440
Country Garden Holdings Co., Ltd.	9,073,149	12,015,180
Country Garden Services Holdings Co., Ltd.	1,544,076	6,023,304
CRRC Corp., Ltd., A Shares	1,443,800	1,321,896
CRRC Corp., Ltd., H Shares	4,920,779	3,157,159
CSC Financial Co., Ltd.	75,000	345,591
CSC Financial Co., Ltd., H Shares	1,359,596	1,203,792
CSG Holding Co., Ltd., A Shares	887,246	642,251
CSPC Pharmaceutical Group Ltd.	5,388,636	12,280,452
CSSC Offshore & Marine Engineering Group Co., Ltd., H Shares *	411,752	264,179
Dali Foods Group Co., Ltd.	2,621,227	1,732,225
Daqin Railway Co., Ltd., A Shares	1,138,500	1,153,126

34
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Datang International Power Generation Co., Ltd., A Shares	806,800	250,459
Datang International Power Generation Co., Ltd., H Shares	2,897,100	453,540
Dawning Information Industry Co., Ltd., A Shares	65,800	425,287
Dazhong Transportation Group Co., Ltd., A Shares	1,007,800	514,699
Dongfang Electric Corp., Ltd., H Shares	896,716	499,387
Dongfeng Motor Group Co., Ltd., H Shares	3,600,470	2,845,984
Dongxing Securities Co., Ltd., A Shares	343,400	593,932
East Money Information Co., Ltd., A Shares	431,400	1,070,755
ENN Energy Holdings Ltd.	935,386	10,364,438
Eve Energy Co., Ltd., A Shares *	47,500	452,222
Everbright Securities Co., Ltd., A Shares	382,900	650,747
Everbright Securities Co., Ltd., H Shares	2,925	2,139
Fangda Carbon New Material Co., Ltd., A Shares *	258,200	371,960
Far East Horizon Ltd.	2,375,416	2,075,770
Fiberhome Telecommunication Technologies Co., Ltd., A Shares	104,400	447,757
Focus Media Information Technology Co., Ltd., A Shares	1,115,000	851,778
Foshan Haitian Flavouring & Food Co., Ltd., A Shares	56,800	809,153
Fosun International Ltd.	2,964,867	3,777,870
Founder Securities Co., Ltd., A Shares	588,900	616,684
Foxconn Industrial Internet Co., Ltd., A Shares	225,800	551,724
Fujian Sunner Development Co., Ltd., A Shares	88,800	275,539
Fullshare Holdings Ltd. *	112,425	1,832
Fuyao Glass Industry Group Co., Ltd., H Shares	715,753	2,043,552
GCL System Integration Technology Co., Ltd., A Shares *	397,700	314,055
GCL-Poly Energy Holdings Ltd. *	17,314,753	822,073
GD Power Development Co., Ltd., A Shares	847,300	254,546
GDS Holdings Ltd. ADR *	64,968	3,766,195
Geely Automobile Holdings Ltd.	6,097,547	10,844,535
Gemdale Corp., A Shares	319,200	652,994
Genscript Biotech Corp. *	1,109,505	2,309,259
GF Securities Co., Ltd., A Shares	382,400	793,225
GF Securities Co., Ltd., H Shares	1,790,453	2,141,270
Gigadevice Semiconductor Beijing, Inc., A Shares	20,900	1,085,453
Glodon Co., Ltd., A Shares	94,900	606,990
GoerTek, Inc., A Shares	175,300	558,486
GOME Retail Holdings Ltd. *(a)	14,055,215	1,442,846
Great Wall Motor Co., Ltd., H Shares	4,275,851	3,094,526
Gree Electric Appliances, Inc. of Zhuhai, A Shares	324,000	2,743,956
Greenland Holdings Corp., Ltd., A Shares	319,100	266,594
Greentown China Holdings Ltd.	1,001,263	1,318,221
GSX Techedu, Inc. ADR *	50,783	2,059,251
Guangdong Haid Group Co., Ltd., A Shares	114,800	561,666
Guangdong Investment Ltd.	3,695,712	6,942,753
Guangdong LY Intelligent Manufacturing Co., Ltd., A Shares *	407,200	660,006
Guanghui Energy Co., Ltd., A Shares	612,700	248,930
Guangshen Railway Co., Ltd., H shares	2,574,697	660,767
Guangzhou Automobile Group Co., Ltd., A Shares	447,960	695,311
Security	Number of Shares	Value ($)
Guangzhou Automobile Group Co., Ltd., H Shares	3,450,018	3,847,102
Guangzhou Baiyun International Airport Co., Ltd., A Shares	157,000	347,681
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., A Shares	127,400	620,943
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., H Shares	186,176	568,582
Guangzhou R&F Properties Co., Ltd., H Shares	1,347,156	2,088,225
Guosen Securities Co., Ltd., A Shares	167,600	282,203
Guotai Junan Securities Co., Ltd., A Shares	505,200	1,228,634
Guotai Junan Securities Co., Ltd., H Shares	783,618	1,309,206
Guoyuan Securities Co., Ltd., A Shares	389,200	502,215
Haidilao International Holding Ltd.	453,726	1,854,367
Haier Electronics Group Co., Ltd.	1,569,930	4,492,392
Haier Smart Home Co., Ltd., A Shares	379,400	923,777
Haitian International Holdings Ltd.	800,420	1,569,401
Haitong Securities Co., Ltd., A Shares	652,100	1,325,619
Haitong Securities Co., Ltd., H Shares	3,822,864	4,105,886
Han's Laser Technology Industry Group Co., Ltd., A Shares	50,500	275,177
Hangzhou Hikvision Digital Technology Co., Ltd., A Shares	497,300	2,489,986
Hangzhou Robam Appliances Co., Ltd., A Shares	103,600	459,740
Hangzhou Tigermed Consulting Co., Ltd., A Shares	47,300	517,646
Hansoh Pharmaceutical Group Co., Ltd. *	790,740	2,744,691
Health & Happiness H&H International Holdings Ltd.	208,384	897,118
Henan Shuanghui Investment & Development Co., Ltd., A Shares	184,100	895,454
Hengan International Group Co., Ltd.	899,632	6,678,221
Hengli Petrochemical Co., Ltd., A Shares	227,700	485,355
HengTen Networks Group Ltd. *	23,635,393	300,255
Hengtong Optic-electric Co., Ltd., A Shares	125,700	296,169
Hithink RoyalFlush Information Network Co., Ltd., A Shares	30,200	533,518
HLA Corp., Ltd., A Shares	353,000	343,900
Hopson Development Holdings Ltd.	761,771	686,205
Huadian Fuxin Energy Corp., Ltd., H Shares	3,657,144	619,453
Huadian Power International Corp., Ltd., A Shares	1,267,600	598,421
Huadian Power International Corp., Ltd., H Shares	944,552	284,830
Huadong Medicine Co., Ltd., A Shares	128,000	353,409
Hualan Biological Engineering, Inc., A Shares	120,400	714,801
Huaneng Power International, Inc., A Shares	329,000	221,210
Huaneng Power International, Inc., H Shares	5,391,672	2,172,429
Huatai Securities Co., Ltd., A Shares	496,800	1,318,366
Huatai Securities Co., Ltd., H Shares	2,081,871	3,617,137
Huaxia Bank Co., Ltd., A Shares	1,188,500	1,181,665
Huaxin Cement Co., Ltd., B Shares	573,407	976,512
Huayu Automotive Systems Co., Ltd., A Shares	203,900	821,119
Huazhu Group Ltd. ADR	129,151	4,358,846
Hundsun Technologies, Inc., A Shares	65,100	895,821
Iflytek Co., Ltd., A Shares	161,600	892,127

35
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Industrial & Commercial Bank of China Ltd., A Shares	4,510,100	3,419,577
Industrial & Commercial Bank of China Ltd., H Shares	95,812,423	65,530,211
Industrial Bank Co., Ltd., A Shares	1,128,700	2,791,798
Industrial Securities Co., Ltd., A Shares	710,700	702,546
Inner Mongolia BaoTou Steel Union Co., Ltd., A Shares	3,339,300	558,923
Inner Mongolia Yili Industrial Group Co., Ltd., A Shares	385,600	1,594,761
Innovent Biologics, Inc. *	1,392,852	6,362,789
Inspur Electronic Information Industry Co., Ltd., A Shares	69,400	417,480
iQIYI, Inc. ADR *	279,333	6,265,439
JD.com, Inc. ADR *	986,277	37,981,527
Jiangsu Expressway Co., Ltd., A Shares	318,100	458,706
Jiangsu Expressway Co., Ltd., H Shares	1,371,433	1,585,594
Jiangsu Hengli Hydraulic Co., Ltd., A Shares	58,300	483,734
Jiangsu Hengrui Medicine Co., Ltd., A Shares	252,500	3,037,499
Jiangsu King's Luck Brewery JSC Ltd., A Shares	113,200	477,726
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., A Shares	91,400	1,273,287
Jiangsu Zhongnan Construction Group Co., Ltd., A Shares	250,300	297,200
Jiangsu Zhongtian Technology Co., Ltd., A Shares	572,500	689,601
Jiangxi Bank Co., Ltd., H Shares	1,178,047	589,549
Jiangxi Copper Co., Ltd., H Shares	1,640,297	1,923,806
Jiangxi Zhengbang Technology Co., Ltd., A Shares	139,100	300,877
Jiayuan International Group Ltd.	1,611,552	636,924
Jinke Properties Group Co., Ltd., A Shares	437,704	471,505
Jinxin Fertility Group Ltd.	321,920	412,673
Jinyu Bio-Technology Co., Ltd.	138,100	430,488
Jizhong Energy Resources Co., Ltd., A Shares	559,400	256,885
Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd., A Shares	78,100	422,331
JOYY, Inc. *	67,965	3,668,071
Kingboard Holdings Ltd.	900,061	2,379,204
Kingboard Laminates Holdings Ltd.	1,332,069	1,328,129
Kingdee International Software Group Co., Ltd.	2,840,870	3,634,453
Kingsoft Corp., Ltd. *	1,115,296	3,606,477
Kunlun Energy Co., Ltd.	3,654,844	2,551,293
Kweichow Moutai Co., Ltd., A Shares	64,900	9,813,639
KWG Group Holdings Ltd.	1,601,880	2,347,408
Lao Feng Xiang Co., Ltd., A Shares	116,400	736,013
Laobaixing Pharmacy Chain JSC, A Shares	26,500	260,064
Lee & Man Paper Manufacturing Ltd.	2,198,620	1,715,324
Legend Holdings Corp., H Shares	675,574	1,161,637
Lepu Medical Technology Beijing Co., Ltd., A Shares	121,200	594,713
Li Ning Co., Ltd.	2,079,998	5,471,537
Livzon Pharmaceutical Group, Inc., H Shares	197,991	701,208
Logan Property Holdings Co., Ltd.	1,334,197	2,277,006
Lomon Billions Group Co., Ltd., A Shares	222,500	497,189
Longfor Group Holdings Ltd.	2,011,202	9,303,653
LONGi Green Energy Technology Co., Ltd., A Shares	207,600	911,751
Security	Number of Shares	Value ($)
Luxshare Precision Industry Co., Ltd., A Shares	299,290	2,046,588
Luye Pharma Group Ltd.	2,206,300	1,344,778
Luzhou Laojiao Co., Ltd., A Shares	83,800	896,718
Maanshan Iron & Steel Co., Ltd.	1,563,300	619,487
Mango Excellent Media Co., Ltd., A Shares *	98,370	620,178
Meinian Onehealth Healthcare Holdings Co., Ltd., A Shares	289,200	544,872
Meitu, Inc. *	2,374,629	560,668
Meituan Dianping, B Shares *	4,229,710	53,678,383
Metallurgical Corp. of China Ltd., A Shares	1,333,400	518,848
Metallurgical Corp. of China Ltd., H Shares	2,939,947	569,651
Momo, Inc. ADR	127,658	3,589,743
Muyuan Foodstuff Co., Ltd., A Shares	103,900	1,731,617
NARI Technology Co., Ltd., A Shares	309,000	876,580
NAURA Technology Group Co., Ltd., A Shares	27,000	571,696
NavInfo Co., Ltd., A Shares	124,500	304,918
NetEase, Inc. ADR	88,367	28,163,447
New China Life Insurance Co., Ltd., A Shares	113,800	719,248
New China Life Insurance Co., Ltd., H Shares	1,100,287	4,186,231
New Hope Liuhe Co., Ltd., A Shares	231,500	801,451
New Oriental Education & Technology Group, Inc. ADR *	169,273	21,648,324
Nine Dragons Paper Holdings Ltd.	2,109,729	2,490,618
Ningbo Zhoushan Port Co., Ltd., A Shares	635,000	298,868
NIO, Inc. ADR *(a)	911,042	3,762,603
Offshore Oil Engineering Co., Ltd., A Shares	680,200	565,357
OFILM Group Co., Ltd., A Shares *	148,000	391,691
Orient Securities Co., Ltd., H Shares	1,017,207	591,289
Orient Securities Co., Ltd., A Shares	374,600	534,285
Oriental Pearl Group Co., Ltd., A Shares	563,800	819,463
PetroChina Co., Ltd., H Shares	26,218,285	10,160,235
PICC Property & Casualty Co., Ltd., H Shares	8,350,974	8,647,752
Pinduoduo, Inc. ADR *	131,393	4,701,242
Ping An Bank Co., Ltd., A Shares	1,029,800	2,136,148
Ping An Healthcare & Technology Co., Ltd. *	198,074	1,935,485
Ping An Insurance Group Co. of China Ltd., A Shares	602,200	6,695,514
Ping An Insurance Group Co. of China Ltd., H Shares	6,715,192	74,665,425
Poly Developments & Holdings Group Co., Ltd., A Shares	691,200	1,600,888
Poly Property Group Co., Ltd.	2,664,628	1,001,836
Postal Savings Bank of China Co., Ltd., H Shares	11,606,608	7,327,620
Power Construction Corp. of China Ltd., A Shares	1,313,800	798,783
Qingdao Port International Co., Ltd., H Shares	1,409,150	918,573
Red Star Macalline Group Corp., Ltd., H Shares	875,117	640,079
RiseSun Real Estate Development Co., Ltd., A Shares	370,900	454,194
SAIC Motor Corp., Ltd., A Shares	590,100	1,874,928
Sanan Optoelectronics Co., Ltd., A Shares	229,900	810,711
Sany Heavy Industry Co., Ltd., A Shares	574,300	1,432,012

36
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
SDIC Capital Co., Ltd., A Shares	205,800	381,558
SDIC Power Holdings Co., Ltd., A Shares	542,300	586,505
Seazen Group Ltd.	2,059,348	2,116,678
Seazen Holdings Co., Ltd., A Shares	111,700	512,942
SF Holding Co., Ltd., A Shares	161,300	1,129,529
Shaanxi Coal Industry Co., Ltd., A Shares	613,500	693,349
Shandong Chenming Paper Holdings Ltd., A Shares	1,003,150	657,267
Shandong Chenming Paper Holdings Ltd., H Shares	5,000	2,027
Shandong Gold Mining Co., Ltd., A Shares	220,660	1,070,754
Shandong Gold Mining Co., Ltd., H Shares	278,750	679,612
Shandong Weigao Group Medical Polymer Co., Ltd., H Shares	2,882,304	3,713,351
Shanghai Baosight Software Co., Ltd., A Shares	139,100	903,229
Shanghai Electric Group Co., Ltd., A Shares	632,400	406,208
Shanghai Electric Group Co., Ltd., H Shares	4,240,735	1,197,171
Shanghai Fosun Pharmaceutical Group Co., Ltd., A Shares	128,200	492,978
Shanghai Fosun Pharmaceutical Group Co., Ltd., H Shares	696,878	1,962,835
Shanghai Haixin Group Co., B Shares	503,000	194,661
Shanghai Huayi Group Co., Ltd., A Shares	521,700	430,633
Shanghai Industrial Holdings Ltd.	560,602	989,841
Shanghai International Airport Co., Ltd., A Shares	112,200	1,054,714
Shanghai International Port Group Co., Ltd., A Shares	642,200	417,097
Shanghai Jinjiang International Hotels Co., Ltd., A Shares	133,475	539,995
Shanghai Jinqiao Export Processing Zone Development Co., Ltd., A Shares	316,200	567,696
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., A Shares	328,440	539,867
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., B Shares	416,200	329,630
Shanghai Mechanical & Electrical Industry Co., Ltd., A Shares	178,370	379,185
Shanghai Pharmaceuticals Holding Co., Ltd., A Shares	212,600	567,830
Shanghai Pharmaceuticals Holding Co., Ltd., H Shares	963,936	1,763,844
Shanghai Pudong Development Bank Co., Ltd., A Shares	1,688,500	2,620,844
Shanghai Shimao Co., Ltd., A Shares	532,400	305,417
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., A Shares	192,100	403,426
Shanxi Lu'an Environmental Energy Development Co., Ltd., A Shares	247,500	214,565
Shanxi Xinghuacun Fen Wine Factory Co., Ltd., A Shares	55,500	684,798
Shanxi Xishan Coal & Electricity Power Co., Ltd., A Shares	671,500	486,079
Shanying International Holding Co., Ltd., A Shares *	736,800	357,322
Shenergy Co., Ltd., A Shares	645,100	486,349
Shengyi Technology Co., Ltd., A Shares	133,600	589,620
Shenwan Hongyuan Group Co., Ltd., A Shares	1,640,300	1,098,195
Security	Number of Shares	Value ($)
Shenzhen Expressway Co., Ltd., A Shares	269,799	367,441
Shenzhen Expressway Co., Ltd., H Shares	598,350	724,035
Shenzhen Goodix Technology Co., Ltd., A Shares	11,200	496,471
Shenzhen Inovance Technology Co., Ltd., A Shares	86,200	349,106
Shenzhen International Holdings Ltd.	1,143,149	2,188,589
Shenzhen Investment Ltd.	4,567,444	1,535,561
Shenzhen Kangtai Biological Products Co., Ltd., A Shares	44,300	703,646
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., A Shares	54,600	1,866,814
Shenzhen Overseas Chinese Town Co., Ltd., A Shares	448,100	418,599
Shenzhen Sunway Communication Co., Ltd., A Shares *	54,100	386,429
Shenzhou International Group Holdings Ltd.	907,461	11,149,600
Shimao Property Holdings Ltd.	1,687,074	6,039,916
Sichuan Chuantou Energy Co., Ltd., A Shares	548,200	717,580
Sichuan Expressway Co., Ltd., H Shares	1,661,568	445,612
Sichuan Kelun Pharmaceutical Co., Ltd., A Shares	104,500	343,091
Sichuan Swellfun Co., Ltd.	51,600	332,032
Sihuan Pharmaceutical Holdings Group Ltd.	5,204,865	614,455
SINA Corp. *	76,485	2,504,884
Sino Biopharmaceutical Ltd.	7,830,256	11,333,854
Sino-Ocean Group Holding Ltd.	3,644,638	1,323,529
Sinopec Engineering Group Co., Ltd., H Shares	1,986,449	983,914
Sinopec Oilfield Service Corp., A Shares *	915,550	282,909
Sinopec Oilfield Service Corp., H Shares *	2,830,339	261,495
Sinopec Shanghai Petrochemical Co., Ltd., A Shares	1,113,200	637,006
Sinopec Shanghai Petrochemical Co., Ltd., H Shares	4,225,330	1,078,962
Sinopharm Group Co., Ltd., H Shares	1,508,385	4,655,001
Sinotrans Ltd., H Shares	3,185,836	899,370
Sinotruk Hong Kong Ltd.	825,432	1,578,193
SOHO China Ltd.	2,420,246	875,792
Songcheng Performance Development Co., Ltd., A Shares	75,000	295,914
SooChow Securities Co., Ltd., A Shares	270,500	358,722
Spring Airlines Co., Ltd., A Shares	44,000	224,085
STO Express Co., Ltd., A Shares	116,200	311,188
Sunac China Holdings Ltd.	2,746,200	14,976,614
Suning.com Co., Ltd., A Shares	545,600	724,324
Sunny Optical Technology Group Co., Ltd.	811,083	12,614,222
TAL Education Group ADR *	420,810	22,887,856
TBEA Co., Ltd., A Shares	301,849	269,022
TCL Corp., A Shares	1,125,900	947,082
Tencent Holdings Ltd.	7,044,766	348,936,511
Tencent Music Entertainment Group ADR *	148,637	1,802,967
The People's Insurance Co. Group of China Ltd., H Shares	9,510,055	3,368,097
Tianfeng Securities Co., Ltd., A Shares	315,400	295,538
Tianjin Capital Environmental Protection Group Co., Ltd., A Shares	444,800	434,606
Tianjin Zhonghuan Semiconductor Co., Ltd., A Shares	218,800	550,271

37
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Tianma Microelectronics Co., Ltd., A Shares	188,800	437,550
Times China Holdings Ltd.	985,828	1,821,613
Times Neighborhood Holdings Ltd. *	410,607	331,413
Tongcheng-Elong Holdings Ltd. *	1,116,388	1,701,861
Tonghua Dongbao Pharmaceutical Co., Ltd., A Shares	152,300	248,379
Tongwei Co., Ltd., A Shares	169,200	417,542
TravelSky Technology Ltd., H Shares	1,242,794	2,430,394
Trip.com Group Ltd. ADR *	548,253	16,644,961
Tsingtao Brewery Co., Ltd., H Shares	525,316	2,730,035
Unigroup Guoxin Microelectronics Co., Ltd., A Shares	44,800	371,400
Unisplendour Corp., Ltd., A Shares	70,900	460,685
Venustech Group, Inc., A Shares	83,000	493,830
Vipshop Holdings Ltd. ADR *	526,860	6,759,614
Walvax Biotechnology Co., Ltd., A Shares	73,700	301,539
Wangsu Science & Technology Co., Ltd., A Shares	273,600	383,186
Wanhua Chemical Group Co., Ltd., A Shares	189,700	1,276,571
Weibo Corp. ADR *	66,148	2,787,477
Weichai Power Co., Ltd., A Shares	378,100	775,110
Weichai Power Co., Ltd., H Shares	2,430,259	4,783,772
Weifu High-Technology Group Co., Ltd., A Shares	169,100	474,628
Wens Foodstuffs Group Co., Ltd.	75,600	351,817
Western Securities Co., Ltd., A Shares	413,100	559,649
Westone Information Industry, Inc., A Shares	75,800	274,347
Wuchan Zhongda Group Co., Ltd., A Shares	362,600	247,432
Wuliangye Yibin Co., Ltd., A Shares	201,400	3,474,699
WUS Printed Circuit Kunshan Co., Ltd., A Shares	103,400	386,075
WuXi AppTec Co., Ltd.	176,060	2,595,812
WuXi AppTec Co., Ltd., A Shares	43,840	664,794
Wuxi Biologics Cayman, Inc. *	915,046	13,385,676
XCMG Construction Machinery Co., Ltd., A Shares	465,100	350,645
Xiaomi Corp., B Shares *	11,434,526	18,428,939
Xinhu Zhongbao Co., Ltd., A Shares	547,200	246,585
Xinhua Winshare Publishing and Media Co., Ltd., H Shares	592,184	407,300
Xinjiang Goldwind Science & Technology Co., Ltd., A Shares	190,800	287,147
Xinjiang Goldwind Science & Technology Co., Ltd., H Shares	841,555	835,826
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., H Shares	360,995	714,296
Yangzijiang Shipbuilding Holdings Ltd.	2,663,594	1,803,465
Yanlord Land Group Ltd.	903,835	751,199
Yantai Changyu Pioneer Wine Co., Ltd., A Shares	141,183	489,178
Yanzhou Coal Mining Co., Ltd., A Shares	358,500	454,908
Yanzhou Coal Mining Co., Ltd., H Shares	2,077,667	1,575,636
Yealink Network Technology Corp., Ltd., A Shares	41,900	625,125
Yihai International Holding Ltd.	588,970	3,941,305
Yixintang Pharmaceutical Group Co., Ltd., A Shares	80,000	241,595
Yonghui Superstores Co., Ltd., A Shares	682,200	839,306
Yonyou Network Technology Co., Ltd., A Shares	162,800	1,072,726
Yuexiu Property Co., Ltd.	8,088,452	1,650,270
Yunda Holding Co., Ltd., A Shares	85,600	362,228
Yunnan Baiyao Group Co., Ltd., A Shares	69,900	786,877
Security	Number of Shares	Value ($)
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., A Shares	40,500	695,838
Zhaojin Mining Industry Co., Ltd., H Shares	1,365,925	1,628,303
Zhejiang Chint Electrics Co., Ltd., A Shares	85,000	327,952
Zhejiang Dahua Technology Co., Ltd., A Shares	231,200	640,991
Zhejiang Expressway Co., Ltd., H Shares	1,837,518	1,388,799
Zhejiang Huayou Cobalt Co., Ltd., A Shares	65,100	351,940
Zhejiang Longsheng Group Co., Ltd., A Shares	282,700	522,515
Zhejiang NHU Co., Ltd., A Shares	161,300	556,111
Zhejiang Sanhua Intelligent Controls Co., Ltd., A Shares	131,400	373,699
Zhejiang Supor Co., Ltd., A Shares	42,700	448,673
Zhengzhou Yutong Bus Co., Ltd., A Shares	198,400	428,010
ZhongAn Online P&C Insurance Co., Ltd., H Shares *(a)	445,157	1,873,612
Zhongji Innolight Co., Ltd., A Shares	52,000	461,515
Zhongjin Gold Corp., Ltd., A Shares	345,700	401,080
Zhongsheng Group Holdings Ltd.	752,583	2,863,332
Zhuzhou CRRC Times Electric Co., Ltd., H Shares	632,598	2,212,009
Zijin Mining Group Co., Ltd.	1,101,500	655,523
Zijin Mining Group Co., Ltd., H Shares	8,293,060	3,724,564
Zoomlion Heavy Industry Science & Technology Co., Ltd., A Shares	878,100	788,886
Zoomlion Heavy Industry Science & Technology Co., Ltd., H Shares	1,620,294	1,343,133
ZTE Corp., A Shares *	222,400	1,590,799
ZTE Corp., H Shares *	894,985	3,703,719
ZTO Express Cayman, Inc. ADR	476,782	11,185,306
		2,447,798,846

Colombia 0.4%
Bancolombia S.A.	331,580	3,645,729
Bancolombia S.A. ADR	140,743	6,682,478
Cementos Argos S.A.	647,665	967,738
Corp. Financiera Colombiana S.A. *	143,616	1,303,737
Ecopetrol S.A. ADR	295,835	5,221,488
Grupo Argos S.A.	419,310	1,773,201
Grupo de Inversiones Suramericana S.A.	296,069	2,545,800
Interconexion Electrica S.A. ESP	533,494	2,797,525
		24,937,696

Czech Republic 0.2%
CEZ A/S	198,390	3,774,915
Komercni Banka A/S	93,553	2,851,230
Moneta Money Bank A/S	685,314	2,259,988
O2 Czech Republic A/S	68,441	625,471
		9,511,604

Egypt 0.1%
Commercial International Bank Egypt SAE GDR	1,839,865	9,015,339

Greece 0.3%
Alpha Bank AE *	1,692,180	2,392,243
Eurobank Ergasias S.A. *	3,184,954	1,980,157
FF Group *(b)	50,437	—

38
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Hellenic Petroleum S.A.	69,047	474,029
Hellenic Telecommunications Organization S.A.	300,365	4,229,777
JUMBO S.A.	128,546	2,007,883
Motor Oil Hellas Corinth Refineries S.A.	75,233	1,223,067
Mytilineos S.A.	133,627	999,589
National Bank of Greece S.A. *	660,503	1,450,696
OPAP S.A.	234,866	2,502,488
		17,259,929

Hong Kong 0.0%
Huishan Dairy (b)	3,872,695	—

Hungary 0.3%
Magyar Telekom Telecommunications plc	563,771	729,971
MOL Hungarian Oil & Gas plc	545,992	4,199,076
OTP Bank Nyrt	286,382	12,381,996
Richter Gedeon Nyrt	171,416	3,465,871
		20,776,914

India 10.5%
3M India Ltd. *	2,137	609,267
ABB India Ltd.	53,873	884,602
ABB Power Products & System India Ltd. (b)	13,558	138,083
ACC Ltd.	61,218	1,120,446
Adani Enterprises Ltd.	349,664	1,059,397
Adani Ports & Special Economic Zone Ltd.	833,093	3,950,316
Adani Power Ltd. *	1,190,730	780,428
Adani Transmission Ltd. *	346,928	1,210,949
Aditya Birla Capital Ltd. *	705,490	757,619
Alkem Laboratories Ltd.	46,572	1,694,319
Ambuja Cements Ltd.	1,014,729	2,883,156
Ashok Leyland Ltd.	1,430,172	1,385,236
Asian Paints Ltd.	356,452	8,880,492
AU Small Finance Bank Ltd.	180,846	2,914,135
Aurobindo Pharma Ltd.	318,004	2,227,471
Avenue Supermarts Ltd. *	145,349	4,680,553
Axis Bank Ltd.	2,427,939	23,459,339
Bajaj Auto Ltd.	108,382	4,340,236
Bajaj Finance Ltd.	215,450	13,332,420
Bajaj Finserv Ltd.	47,355	5,938,937
Bajaj Holdings & Investment Ltd.	33,325	1,563,863
Bandhan Bank Ltd.	467,188	2,482,649
Bank of Baroda *	1,048,741	1,108,795
Bank of India *	382,475	270,556
Berger Paints India Ltd.	293,461	2,303,812
Bharat Electronics Ltd.	723,838	741,716
Bharat Forge Ltd.	232,808	1,404,574
Bharat Heavy Electricals Ltd.	1,063,845	451,085
Bharat Petroleum Corp., Ltd.	1,234,049	7,290,495
Bharti Airtel Ltd. *	2,152,794	15,616,277
Bharti Infratel Ltd.	1,078,851	3,205,870
Biocon Ltd.	347,287	1,380,630
Bosch Ltd.	9,006	1,513,546
Britannia Industries Ltd.	71,975	2,962,277
Cadila Healthcare Ltd.	323,834	1,166,911
Canara Bank *	210,483	419,114
Castrol India Ltd.	638,151	1,297,215
Cholamandalam Investment & Finance Co., Ltd.	236,313	1,003,636
Cipla Ltd.	405,259	2,258,006
Coal India Ltd.	1,814,096	4,233,121
Colgate-Palmolive (India) Ltd.	81,981	1,460,192
Security	Number of Shares	Value ($)
Container Corp. Of India Ltd.	258,197	1,823,398
Cummins India Ltd.	76,539	541,900
Dabur India Ltd.	665,820	4,577,037
Dalmia Bharat Ltd. *	57,878	627,241
Divi's Laboratories Ltd.	96,138	2,806,775
DLF Ltd.	731,325	2,043,971
Dr. Reddy's Laboratories Ltd.	102,598	4,161,355
Eicher Motors Ltd.	16,570	3,811,978
Emami Ltd.	153,518	545,745
Embassy Office Parks REIT *	196,400	1,219,072
Exide Industries Ltd.	255,551	581,977
Federal Bank Ltd.	1,879,542	2,237,193
Future Retail Ltd. *	269,919	1,135,330
GAIL India Ltd.	1,307,355	1,891,265
Gillette India Ltd.	10,423	837,133
GlaxoSmithKline Consumer Healthcare Ltd.	12,975	1,698,099
Glenmark Pharmaceuticals Ltd.	197,419	759,257
GMR Infrastructure Ltd. *	1,710,549	474,050
Godrej Consumer Products Ltd.	460,279	3,574,828
Godrej Industries Ltd.	99,375	539,855
Godrej Properties Ltd. *	79,048	1,098,682
Grasim Industries Ltd.	405,811	3,864,251
Havells India Ltd.	310,424	2,636,996
HCL Technologies Ltd.	1,335,981	9,892,007
HDFC Asset Management Co., Ltd.	40,518	1,763,720
HDFC Life Insurance Co., Ltd.	692,392	5,220,224
Hemisphere Properties India Ltd. *(b)	102,194	236,200
Hero MotoCorp Ltd.	120,446	3,424,326
Hindalco Industries Ltd.	1,100,065	2,376,418
Hindustan Petroleum Corp., Ltd.	710,069	1,943,730
Hindustan Unilever Ltd.	865,304	26,075,725
Hindustan Zinc Ltd. *	309,517	738,758
Housing Development Finance Corp., Ltd.	2,119,847	63,910,446
ICICI Bank Ltd.	738,392	5,087,684
ICICI Lombard General Insurance Co., Ltd.	228,068	3,908,134
ICICI Prudential Life Insurance Co., Ltd.	375,786	2,454,644
IDFC First Bank Ltd. *	3,105,395	1,583,518
IDFC Ltd.	3,700	1,648
Indiabulls Housing Finance Ltd.	390,807	1,515,465
Indian Oil Corp., Ltd.	2,650,168	3,883,400
Info Edge India Ltd.	75,220	2,703,042
Infosys Ltd.	4,546,327	46,094,814
InterGlobe Aviation Ltd.	122,711	2,210,558
ITC Ltd.	3,645,970	9,980,412
Jindal Steel & Power Ltd. *	539,441	1,150,379
JSW Energy Ltd.	423,738	336,442
JSW Steel Ltd.	1,451,663	4,741,150
Kansai Nerolac Paints Ltd.	166,637	1,157,979
L&T Finance Holdings Ltd.	603,954	836,460
Larsen & Toubro Infotech Ltd.	37,732	998,701
Larsen & Toubro Ltd.	412,695	6,791,089
LIC Housing Finance Ltd.	315,489	1,400,012
Lupin Ltd.	289,030	2,563,193
Mahindra & Mahindra Financial Services Ltd.	371,253	1,765,789
Mahindra & Mahindra Ltd.	709,421	4,492,893
Mangalore Refinery & Petrochemicals Ltd.	283,704	149,385
Marico Ltd.	570,570	2,361,974
Maruti Suzuki India Ltd.	148,915	12,964,947
Motherson Sumi Systems Ltd.	1,183,063	1,699,165
Mphasis Ltd.	92,900	1,121,932
MRF Ltd.	1,221	1,123,305
Muthoot Finance Ltd.	108,593	1,324,543

39
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Nestle India Ltd.	28,692	6,273,278
NHPC Ltd.	2,904,241	829,007
NMDC Ltd.	903,761	1,142,107
NTPC Ltd.	2,900,408	4,282,239
Oberoi Realty Ltd.	117,757	832,095
Oil & Natural Gas Corp., Ltd.	3,754,770	4,784,025
Oil India Ltd.	331,369	495,900
Oracle Financial Services Software Ltd. *	28,528	1,046,919
Page Industries Ltd.	4,422	1,356,986
Petronet LNG Ltd.	675,515	2,298,909
Pidilite Industries Ltd.	157,771	3,307,906
Piramal Enterprises Ltd.	142,085	2,572,365
Power Finance Corp., Ltd.	741,141	1,124,022
Power Grid Corp. of India Ltd.	627,017	1,576,937
Punjab National Bank *	611,345	381,627
Rajesh Exports Ltd.	174,964	1,595,750
RBL Bank Ltd.	405,569	1,634,808
REC Ltd.	814,820	1,330,042
Reliance Industries Ltd.	3,834,543	70,596,398
SBI Life Insurance Co., Ltd.	445,679	5,498,771
Shree Cement Ltd.	10,825	3,400,603
Shriram Transport Finance Co., Ltd.	208,845	3,461,964
Siemens Ltd.	107,977	1,950,671
State Bank of India *	2,201,549	9,243,348
Steel Authority of India Ltd.	1,143,740	563,411
Sun Pharmaceutical Industries Ltd.	1,334,090	6,893,438
Sun TV Network Ltd.	111,502	641,966
Tata Communications Ltd.	87,705	438,601
Tata Consultancy Services Ltd.	1,111,302	30,800,162
Tata Motors Ltd. *	1,461,480	2,611,395
Tata Steel Ltd.	330,658	1,749,107
Tech Mahindra Ltd.	583,933	6,023,206
The Tata Power Co., Ltd.	1,224,166	792,165
Titan Co., Ltd.	381,306	6,628,307
Torrent Pharmaceuticals Ltd.	52,598	1,567,208
Torrent Power Ltd.	146,498	614,980
TVS Motor Co., Ltd.	147,711	891,782
UltraTech Cement Ltd.	132,470	7,745,459
Union Bank of India *	499,649	257,207
United Breweries Ltd.	87,923	1,517,598
United Spirits Ltd. *	370,318	3,521,914
UPL Ltd.	671,468	4,835,444
Vedanta Ltd.	2,069,691	3,269,405
Vodafone Idea Ltd. *	10,272,233	548,004
Voltas Ltd.	130,605	1,228,367
Whirlpool of India Ltd.	33,018	996,957
Wipro Ltd.	1,702,220	5,223,357
Yes Bank Ltd.	2,250,165	1,078,820
Zee Entertainment Enterprises Ltd.	1,102,962	3,657,308
		646,965,585

Indonesia 1.9%
Barito Pacific Tbk PT *	23,319,286	1,600,941
PT Adaro Energy Tbk	16,160,553	1,300,954
PT Astra Agro Lestari Tbk	539,158	368,270
PT Astra International Tbk	24,981,490	9,619,985
PT Bank Central Asia Tbk	11,815,381	25,899,546
PT Bank Danamon Indonesia Tbk	867,170	191,596
PT Bank Mandiri (Persero) Tbk	22,886,518	11,604,769
PT Bank Negara Indonesia (Persero) Tbk	9,162,943	4,486,473
PT Bank Rakyat Indonesia (Persero) Tbk	65,118,435	19,016,988
PT Bukit Asam Tbk	5,029,010	785,153
PT Bumi Serpong Damai Tbk *	9,263,133	645,627
PT Charoen Pokphand Indonesia Tbk	8,905,577	3,538,023
PT Gudang Garam Tbk	598,700	2,128,155
PT Hanjaya Mandala Sampoerna Tbk	11,332,365	1,342,744
PT Indah Kiat Pulp & Paper Corp. Tbk	3,337,602	1,308,521
Security	Number of Shares	Value ($)
PT Indocement Tunggal Prakarsa Tbk	1,679,832	1,747,447
PT Indofood CBP Sukses Makmur Tbk	2,897,167	2,074,814
PT Indofood Sukses Makmur Tbk	5,349,150	2,423,382
PT Jasa Marga Persero Tbk	2,666,268	869,708
PT Kalbe Farma Tbk	22,502,934	1,913,475
PT Matahari Department Store Tbk	3,006,898	658,070
PT Media Nusantara Citra Tbk	6,028,745	539,950
PT Perusahaan Gas Negara Tbk	12,733,016	1,135,965
PT Semen Indonesia (Persero) Tbk	3,667,436	2,677,567
PT Surya Citra Media Tbk	6,909,170	539,346
PT Telekomunikasi Indonesia (Persero) Tbk	57,238,320	13,923,104
PT Tower Bersama Infrastructure Tbk	13,127,918	1,011,072
PT Unilever Indonesia Tbk	6,912,495	3,288,223
PT United Tractors Tbk	1,916,589	2,217,486
PT Vale Indonesia Tbk *	2,391,964	408,455
PT XL Axiata Tbk *	4,100,571	740,232
Smartfren Telecom Tbk PT *	50,833,050	333,041
		120,339,082

Kuwait 0.9%
Agility Public Warehousing Co. KSC	1,149,632	2,986,789
Ahli United Bank BSC	5,986,909	6,339,080
Boubyan Bank KSCP	1,049,917	2,185,612
Boubyan Petrochemicals Co. KSCP	515,403	1,062,808
Burgan Bank SAK	792,743	756,474
Gulf Bank KSCP	2,255,578	2,100,783
Humansoft Holding Co. KSC	123,505	1,287,519
Kuwait Finance House KSCP	4,455,508	11,561,024
Mobile Telecommunications Co. KSC	2,537,137	4,643,127
National Bank of Kuwait SAKP	7,546,842	24,983,500
		57,906,716

Malaysia 2.5%
AirAsia Group Berhad	2,325,900	551,815
Alliance Bank Malaysia Berhad	1,432,480	785,060
AMMB Holdings Berhad	2,269,472	1,992,182
Astro Malaysia Holdings Berhad	2,131,600	601,804
Axiata Group Berhad	5,576,177	5,529,874
British American Tobacco Malaysia Berhad	186,600	550,725
CIMB Group Holdings Berhad	8,517,271	9,739,797
Dialog Group Berhad	5,757,000	4,561,893
DiGi.com Berhad	4,576,100	4,516,388
FGV Holdings Berhad *	2,456,100	664,283
Fraser & Neave Holdings Berhad	122,300	891,354
Gamuda Berhad	2,801,237	2,199,785
Genting Berhad	2,854,800	3,352,612
Genting Malaysia Berhad	3,551,120	2,434,813
HAP Seng Consolidated Berhad	831,234	1,766,989
Hartalega Holdings Berhad	1,849,100	2,719,910
Hong Leong Bank Berhad	771,407	2,800,125
Hong Leong Financial Group Berhad	250,800	910,377
IHH Healthcare Berhad	3,650,400	4,936,484
IJM Corp. Berhad	4,148,836	1,909,547
IOI Corp. Berhad	3,974,592	3,932,159
IOI Properties Group Berhad	2,362,350	566,067
Kuala Lumpur Kepong Berhad	577,028	2,989,867
Malayan Banking Berhad	7,366,151	14,714,826
Malaysia Airports Holdings Berhad	1,151,800	1,800,798
Maxis Berhad	3,362,924	4,332,308
MISC Berhad	1,587,600	2,858,810
Nestle Malaysia Berhad	74,571	2,529,930
Petronas Chemicals Group Berhad	3,560,600	4,561,623
Petronas Dagangan Berhad	336,700	1,824,491
Petronas Gas Berhad	929,636	3,665,611

40
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
PPB Group Berhad	803,477	3,450,281
Press Metal Aluminium Holdings Berhad	2,173,532	2,403,003
Public Bank Berhad	3,840,754	15,581,707
QL Resources Berhad	868,400	1,681,173
RHB Bank Berhad	2,052,500	2,702,580
Sime Darby Berhad	4,547,500	2,157,770
Sime Darby Plantation Berhad	4,345,100	5,113,095
Sime Darby Property Berhad	4,713,000	866,566
Telekom Malaysia Berhad	1,436,100	1,260,633
Tenaga Nasional Berhad	4,813,474	13,818,039
Top Glove Corp. Berhad	2,172,700	2,907,243
UEM Sunrise Berhad *	2,343,100	327,978
Westports Holdings Berhad	1,313,900	1,072,317
YTL Corp. Berhad	5,596,564	1,121,968
		151,656,660

Mexico 2.8%
Alfa S.A.B. de C.V., A Shares	3,825,653	2,429,139
Alpek S.A.B. de C.V.	534,859	359,878
Alsea S.A.B. de C.V. *	647,604	1,305,905
America Movil S.A.B. de C.V., Series L	33,672,660	26,398,590
Arca Continental S.A.B. de C.V.	487,010	2,656,642
Banco del Bajio S.A.	834,193	1,293,649
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	659,459	839,127
Becle S.A.B. de C.V.	695,921	1,053,558
Cemex S.A.B. de C.V., Series CPO	18,640,359	5,969,736
Coca-Cola Femsa S.A.B. de C.V.	616,510	3,393,896
Concentradora Fibra Danhos S.A. de C.V.	272,857	379,449
El Puerto de Liverpool S.A.B. de C.V., Series C1	267,895	1,242,414
Fibra Uno Administracion S.A. de C.V.	3,763,145	5,624,805
Fomento Economico Mexicano S.A.B. de C.V.	2,572,070	20,685,438
GMexico Transportes S.A.B. de C.V.	502,086	668,298
Gruma S.A.B. de C.V., B Shares	251,577	2,402,604
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	387,700	2,531,659
Grupo Aeroportuario del Pacifico S.A.B. de C.V., B Shares	435,429	4,699,505
Grupo Aeroportuario del Sureste S.A.B. de C.V., B Shares	248,274	4,074,545
Grupo Bimbo S.A.B. de C.V., Series A	2,868,363	4,301,856
Grupo Carso S.A.B. de C.V., Series A1	601,688	1,642,169
Grupo Comercial Chedraui S.A. de C.V.	433,091	554,148
Grupo Elektra S.A.B. de C.V.	81,548	5,468,719
Grupo Financiero Banorte S.A.B. de C.V., O Shares	3,467,489	18,678,707
Grupo Financiero Inbursa S.A.B. de C.V., O Shares	2,809,589	2,997,425
Grupo Lala S.A.B. de C.V.	792,063	584,550
Grupo Mexico S.A.B. de C.V., Series B	4,416,750	10,356,656
Grupo Televisa S.A.B., Series CPO	2,592,671	4,823,483
Industrias Bachoco S.A.B. de C.V., Series B	196,782	700,290
Industrias Penoles S.A.B. de C.V.	157,707	1,413,559
Infraestructura Energetica Nova S.A.B. de C.V.	626,633	2,710,192
Kimberly-Clark de Mexico S.A.B. de C.V., A Shares	1,008,323	1,898,325
Megacable Holdings S.A.B. de C.V., Series CPO	377,967	1,258,203
Nemak S.A.B. de C.V.	859,324	289,096
Orbia Advance Corp. S.A.B. de C.V.	1,309,874	2,546,766
Security	Number of Shares	Value ($)
Promotora y Operadora de Infraestructura S.A.B. de C.V.	265,338	2,575,172
Regional S.A.B. de C.V.	310,296	1,715,237
Telesites S.A.B. de C.V. *	1,749,751	1,310,778
Wal-Mart de Mexico S.A.B. de C.V.	6,344,793	17,691,641
		171,525,809

Peru 0.1%
Companhia de Minas Buenaventura S.A. ADR	273,950	3,054,543

Philippines 1.2%
Aboitiz Power Corp.	1,902,479	1,026,350
Alliance Global Group, Inc. *	4,773,667	940,218
Ayala Corp.	307,316	3,994,053
Ayala Land, Inc.	8,654,597	6,621,467
Bank of the Philippine Islands	2,233,479	3,246,705
BDO Unibank, Inc.	2,423,985	6,609,787
Bloomberry Resorts Corp.	4,586,587	733,314
DMCI Holdings, Inc.	5,695,466	592,172
Globe Telecom, Inc.	31,461	1,097,972
GT Capital Holdings, Inc.	123,268	1,719,344
International Container Terminal Services, Inc.	1,343,803	2,794,372
JG Summit Holdings, Inc.	3,501,291	4,636,334
Jollibee Foods Corp.	518,303	1,728,524
LT Group, Inc.	3,247,316	570,152
Manila Electric Co.	331,258	1,753,279
Megaworld Corp.	11,770,606	785,092
Metro Pacific Investments Corp.	17,258,188	1,039,385
Metropolitan Bank & Trust Co.	2,418,635	2,659,431
PLDT, Inc.	143,974	2,796,160
San Miguel Corp.	451,292	1,117,274
San Miguel Food & Beverage, Inc.	849,244	1,216,181
Semirara Mining & Power Corp.	1,578,731	600,831
SM Investments Corp.	594,190	11,359,258
SM Prime Holdings, Inc.	11,075,716	8,321,725
Universal Robina Corp.	1,084,272	3,005,544
		70,964,924

Qatar 1.1%
Barwa Real Estate Co.	2,259,354	1,923,515
Doha Bank QPSC	1,946,054	1,239,916
Ezdan Holding Group QSC *	2,231,710	329,125
Gulf International Services QSC *	1,264,474	447,970
Industries Qatar QSC	2,484,306	6,133,583
Masraf Al Rayan QSC	4,573,315	5,111,814
Mesaieed Petrochemical Holding Co.	5,332,971	2,592,340
Ooredoo QPSC	1,087,472	1,888,685
Qatar Aluminum Manufacturing Co.	3,512,332	591,297
Qatar Electricity & Water Co. QSC	609,280	2,518,274
Qatar Fuel QSC	582,010	3,084,873
Qatar Gas Transport Co., Ltd.	3,484,418	2,095,675
Qatar Insurance Co. SAQ	1,952,210	1,447,571
Qatar International Islamic Bank QSC	901,315	2,103,997
Qatar Islamic Bank SAQ	1,424,480	6,102,818
Qatar National Bank QPSC	5,481,021	28,359,062
The Commercial Bank QSC	2,434,984	3,025,967
United Development Co. QSC	2,405,169	798,585
Vodafone Qatar QSC	2,364,788	670,876
		70,465,943

41
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Russia 3.9%
Aeroflot PJSC	654,481	905,171
Alrosa PJSC *	3,180,586	3,378,899
Federal Grid Co. Unified Energy System PJSC	321,708,277	990,861
Gazprom PJSC	12,984,189	39,155,445
Gazprom PJSC USD	1	3
Inter RAO UES PJSC	44,587,253	3,452,837
LUKOIL PJSC	509,400	43,204,245
Magnit PJSC	89,630	4,215,411
Magnitogorsk Iron & Steel Works PJSC	2,331,938	1,387,538
MMC Norilsk Nickel PJSC	65,485	19,733,203
Mobile TeleSystems PJSC	1,148,486	5,477,526
Moscow Exchange MICEX-RTS PJSC *	1,842,489	2,716,575
Mosenergo PJSC	13,794,032	477,146
NovaTek PJSC	1,330,438	19,101,289
Novolipetsk Steel PJSC	1,317,514	2,449,556
PhosAgro PJSC	42,437	1,463,192
Polyus PJSC	35,310	4,447,379
Rosneft Oil Co. PJSC	1,385,378	8,316,391
Rosseti PJSC	34,781,312	749,920
Rostelecom PJSC	1,262,059	1,627,906
RusHydro PJSC	132,326,111	1,264,641
RussNeft PJSC *	64,906	528,520
Sberbank of Russia PJSC	12,516,560	43,465,244
Severstal PJSC	245,371	2,974,393
Sistema PJSC	3,843,772	917,186
Surgutneftegas PJSC	9,231,028	5,279,677
Tatneft PJSC	1,870,072	18,689,589
Unipro PJSC	18,156,734	807,321
VTB Bank PJSC GDR	2,660,722	3,381,778
		240,558,842

Saudi Arabia 2.3%
Abdullah Al Othaim Markets Co.	39,270	865,688
Advanced Petrochemical Co.	111,850	1,337,191
Al Rajhi Bank	1,122,711	18,524,806
Alinma Bank	662,477	4,107,481
Almarai Co. JSC	237,249	2,896,443
Arabian Centers Co., Ltd.	71,036	530,190
Bank Al-Jazira	415,235	1,540,736
Bank AlBilad	353,595	2,258,333
Bupa Arabia for Cooperative Insurance Co.	59,730	1,544,398
Dallah Healthcare Co.	23,319	318,876
Dar Al Arkan Real Estate Development Co. *	476,139	1,189,237
Emaar Economic City *	365,943	903,274
Etihad Etisalat Co. *	362,740	2,218,114
Fawaz Abdulaziz Al Hokair & Co. *	77,817	585,987
Jarir Marketing Co.	56,021	2,266,823
Mobile Telecommunications Co. *	276,989	747,202
Mouwasat Medical Services Co.	45,870	1,062,536
National Commercial Bank	1,233,328	14,563,889
National Industrialization Co. *	358,121	1,124,528
National Petrochemical Co.	132,707	788,849
Rabigh Refining & Petrochemical Co. *	199,680	835,659
Riyad Bank	1,295,160	7,567,615
Sahara International Petrochemical Co.	367,204	1,526,958
Samba Financial Group	917,278	6,565,084
Saudi Airlines Catering Co.	30,823	749,316
Saudi Arabian Fertilizer Co.	192,627	3,450,496
Saudi Arabian Mining Co. *	378,817	3,847,242
Saudi Arabian Oil Co. *	1,148,833	10,212,870
Saudi Basic Industries Corp.	835,036	17,517,615
Saudi Cement Co.	61,733	1,003,789
Security	Number of Shares	Value ($)
Saudi Electricity Co.	719,577	3,222,416
Saudi Ground Services Co.	68,479	581,382
Saudi Industrial Investment Group	235,893	1,325,503
Saudi Kayan Petrochemical Co. *	687,119	1,622,784
Saudi Pharmaceutical Industries & Medical Appliances Corp.	70,847	528,779
Saudi Research & Marketing Group *	35,320	656,219
Saudi Telecom Co.	560,571	12,342,573
Seera Group Holding	152,783	806,372
Southern Province Cement Co.	57,080	908,350
The Co. for Cooperative Insurance *	62,331	1,143,109
The Qassim Cement Co.	38,341	694,972
The Savola Group *	240,266	2,142,316
Yanbu Cement Co.	77,222	759,561
Yanbu National Petrochemical Co.	223,789	2,952,834
		142,338,395

South Africa 4.9%
Absa Group Ltd.	884,428	7,437,932
African Rainbow Minerals Ltd.	133,981	1,162,449
Anglo American Platinum Ltd.	73,844	4,916,236
AngloGold Ashanti Ltd.	511,423	9,030,160
Aspen Pharmacare Holdings Ltd. *	504,144	3,204,678
Assore Ltd.	41,256	455,241
AVI Ltd.	380,349	1,764,961
Barloworld Ltd.	273,994	1,411,640
Bid Corp., Ltd.	408,079	7,214,761
Capitec Bank Holdings Ltd.	65,875	5,443,654
Clicks Group Ltd.	307,333	4,600,764
Coronation Fund Managers Ltd.	347,261	868,180
Dis-Chem Pharmacies Ltd.	488,630	671,530
Discovery Ltd.	452,140	2,767,764
Distell Group Holdings Ltd.	113,272	716,433
Exxaro Resources Ltd.	310,593	2,211,259
FirstRand Ltd.	3,934,820	13,786,815
Fortress REIT Ltd., Class A	1,384,787	1,421,626
Fortress REIT Ltd., Class B	1,419,361	451,121
Gold Fields Ltd.	990,360	5,805,613
Growthpoint Properties Ltd.	3,589,107	4,015,401
Harmony Gold Mining Co., Ltd. *	565,328	1,996,248
Hyprop Investments Ltd.	324,087	919,429
Impala Platinum Holdings Ltd. *	902,062	7,147,572
Investec Ltd.	352,511	1,767,317
JSE Ltd.	112,755	716,747
KAP Industrial Holdings Ltd.	3,555,146	659,888
Kumba Iron Ore Ltd.	67,664	1,207,212
Liberty Holdings Ltd.	145,248	865,219
Life Healthcare Group Holdings Ltd.	1,700,372	2,410,342
MAS Real Estate, Inc.	506,770	534,103
Massmart Holdings Ltd.	118,370	336,717
Momentum Metropolitan Holdings	1,270,513	1,437,570
Motus Holdings Ltd.	233,430	1,083,202
Mr Price Group Ltd.	305,742	2,934,105
MTN Group Ltd.	2,199,447	10,304,119
MultiChoice Group *	532,439	3,060,302
Naspers Ltd., N Shares	532,313	80,564,810
Nedbank Group Ltd.	486,328	5,459,771
NEPI Rockcastle plc	436,340	3,161,984
Netcare Ltd.	1,888,822	2,197,212
Northam Platinum Ltd. *	430,819	3,045,570
Old Mutual Ltd.	5,662,287	5,636,552
Pepkor Holdings Ltd.	869,623	849,087
Pick n Pay Stores Ltd.	434,275	1,524,925
Pioneer Foods Group Ltd.	184,067	1,275,007
PSG Group Ltd.	204,379	2,424,252
Rand Merchant Investment Holdings Ltd.	935,740	1,479,316
Redefine Properties Ltd.	6,940,900	2,395,772

42
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Remgro Ltd.	626,921	6,376,211
Resilient REIT Ltd.	333,327	1,218,551
Reunert Ltd.	207,935	732,792
RMB Holdings Ltd.	923,032	4,110,709
Sanlam Ltd.	2,112,710	8,726,688
Santam Ltd.	50,419	801,243
Sappi Ltd. *	702,359	1,302,790
Sasol Ltd.	689,260	8,145,023
Shoprite Holdings Ltd.	592,017	4,219,365
Sibanye Stillwater Ltd. *	2,663,547	5,328,279
Standard Bank Group Ltd.	1,589,651	15,005,764
Super Group Ltd. *	488,005	661,055
Telkom S.A. SOC Ltd.	370,697	614,549
The Bidvest Group Ltd.	395,131	4,521,093
The Foschini Group Ltd.	289,047	2,291,761
The SPAR Group Ltd.	221,703	2,311,241
Tiger Brands Ltd.	208,253	2,004,360
Truworths International Ltd.	558,867	1,596,154
Tsogo Sun Gaming Ltd.	600,794	350,207
Vodacom Group Ltd.	728,387	5,077,850
Vukile Property Fund Ltd.	1,200,555	1,118,783
Woolworths Holdings Ltd.	1,196,456	2,718,959
		305,985,995

Taiwan 13.4%
Acer, Inc.	3,617,086	1,953,115
Advantech Co., Ltd.	447,256	4,350,035
ASE Technology Holding Co.,Ltd.	4,164,120	9,805,372
Asia Cement Corp.	3,009,286	4,407,663
Asustek Computer, Inc.	870,426	5,921,754
AU Optronics Corp.	11,270,530	3,536,057
Capital Securities Corp.	2,706,644	880,478
Catcher Technology Co., Ltd.	918,224	7,187,011
Cathay Financial Holding Co., Ltd.	10,159,914	13,438,285
Chailease Holding Co., Ltd.	1,484,290	5,637,258
Chang Hwa Commercial Bank Ltd.	7,822,198	5,993,329
Cheng Shin Rubber Industry Co., Ltd.	2,375,277	3,102,502
Chicony Electronics Co., Ltd.	750,951	2,070,853
China Airlines Ltd.	3,087,872	832,148
China Development Financial Holding Corp.	17,083,308	5,167,955
China Life Insurance Co., Ltd. *	3,602,687	2,873,393
China Motor Corp.	323,600	376,186
China Steel Corp.	15,240,956	11,576,875
Chunghwa Telecom Co., Ltd.	4,596,310	16,393,979
Compal Electronics, Inc.	5,221,638	3,181,665
CTBC Financial Holding Co., Ltd.	22,407,792	16,798,721
Delta Electronics, Inc.	2,651,148	12,257,822
E.Sun Financial Holding Co., Ltd.	13,441,368	12,895,581
Eclat Textile Co., Ltd.	248,510	2,954,593
Epistar Corp.	1,178,828	1,136,801
Eternal Materials Co., Ltd.	1,293,213	1,151,013
Eva Airways Corp.	3,040,374	1,209,944
Evergreen Marine Corp., Ltd. *	2,759,222	1,052,495
Far Eastern International Bank	2,851,282	1,111,152
Far Eastern New Century Corp.	4,900,799	4,572,320
Far EasTone Telecommunications Co., Ltd.	1,919,280	4,189,779
Feng TAY Enterprise Co., Ltd.	464,320	2,622,194
First Financial Holding Co., Ltd.	12,215,038	9,560,805
Formosa Chemicals & Fibre Corp.	4,241,008	11,513,098
Formosa Petrochemical Corp.	1,748,660	4,972,329
Formosa Plastics Corp.	6,053,560	18,192,968
Formosa Taffeta Co., Ltd.	1,409,000	1,558,860
Foxconn Technology Co., Ltd.	1,378,315	2,708,425
Fubon Financial Holding Co., Ltd.	8,870,114	13,021,238
Giant Manufacturing Co., Ltd.	380,752	2,068,518
Security	Number of Shares	Value ($)
Globalwafers Co., Ltd.	265,451	3,589,960
Hon Hai Precision Industry Co., Ltd.	14,676,092	38,920,398
Hotai Motor Co., Ltd.	396,000	8,200,003
HTC Corp.	843,778	975,321
Hua Nan Financial Holdings Co., Ltd.	11,252,396	8,008,360
Innolux Corp.	11,151,029	2,909,332
Inventec Corp.	3,820,145	2,895,435
Largan Precision Co., Ltd.	125,956	18,427,817
Lite-On Technology Corp.	2,634,107	3,814,647
MediaTek, Inc.	1,784,713	21,218,867
Mega Financial Holding Co., Ltd.	13,431,901	14,350,369
Nan Ya Plastics Corp.	6,964,816	15,664,194
Nanya Technology Corp.	971,000	2,478,849
Novatek Microelectronics Corp.	704,608	4,549,311
OBI Pharma, Inc. *	184,261	693,729
Oriental Union Chemical Corp.	1,119,000	737,266
Pegatron Corp.	2,552,657	5,285,807
Pou Chen Corp.	3,294,792	3,710,511
President Chain Store Corp.	682,400	6,682,131
Quanta Computer, Inc.	3,273,000	6,701,762
Realtek Semiconductor Corp.	589,336	4,379,220
Shin Kong Financial Holding Co., Ltd. *	14,265,062	4,338,949
SinoPac Financial Holdings Co., Ltd.	13,218,699	5,675,229
Synnex Technology International Corp.	1,670,956	2,074,933
Taishin Financial Holding Co., Ltd.	12,670,566	5,942,041
Taiwan Business Bank	5,778,154	2,289,927
Taiwan Cement Corp.	6,060,706	8,456,706
Taiwan Cooperative Financial Holding Co., Ltd.	11,564,651	8,001,435
Taiwan Fertilizer Co., Ltd.	1,014,508	1,608,229
Taiwan Glass Industry Corp.	1,946,311	652,423
Taiwan High Speed Rail Corp.	2,633,000	3,000,000
Taiwan Mobile Co., Ltd.	1,926,524	6,680,593
Taiwan Secom Co., Ltd.	382,000	1,113,975
Taiwan Semiconductor Manufacturing Co., Ltd.	29,627,500	309,195,660
Teco Electric & Machinery Co., Ltd.	2,184,000	1,929,424
The Shanghai Commercial & Savings Bank Ltd.	4,023,000	6,682,967
TPK Holding Co., Ltd. *	456,000	675,427
Transcend Information, Inc.	419,000	1,080,728
U-Ming Marine Transport Corp.	403,000	389,964
Uni-President Enterprises Corp.	5,782,676	13,979,487
Unimicron Technology Corp.	1,542,348	2,037,481
United Microelectronics Corp.	13,802,850	6,974,475
Vanguard International Semiconductor Corp.	1,000,000	2,450,503
Walsin Lihwa Corp.	3,943,000	1,816,571
Walsin Technology Corp.	617,000	4,340,263
Wan Hai Lines Ltd.	869,000	497,933
Wistron Corp.	3,309,080	2,956,146
Yageo Corp.	492,000	6,661,933
Yuanta Financial Holding Co., Ltd.	13,743,700	8,714,775
Yulon Motor Co., Ltd.	1,068,192	719,666
		829,365,701

Thailand 2.8%
Advanced Info Service PCL NVDR	1,367,100	8,664,871
Airports of Thailand PCL NVDR	5,219,700	9,883,603
Asset World Corp. PCL NVDR *	8,692,500	1,344,300
B Grimm Power PCL NVDR	875,900	1,256,044
Bangkok Bank PCL NVDR	486,900	2,029,072
Bangkok Dusit Medical Services PCL NVDR	11,307,000	7,954,853
Bangkok Expressway & Metro PCL NVDR	9,933,170	2,911,799
Bangkok Life Assurance PCL NVDR	756,500	371,597

43
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Banpu PCL NVDR	5,646,100	1,270,395
Berli Jucker PCL NVDR	1,208,650	1,398,058
BTS Group Holdings PCL NVDR	10,030,600	3,464,856
Bumrungrad Hospital PCL NVDR	425,400	1,732,337
Central Pattana PCL NVDR	3,073,200	5,161,768
Charoen Pokphand Foods PCL NVDR	4,469,300	3,788,743
CP ALL PCL NVDR	6,418,500	13,373,994
Delta Electronics Thailand PCL NVDR	610,421	967,233
Digital Telecommunications Infrastructure Fund	6,544,600	3,276,967
Electricity Generating PCL NVDR	323,500	2,798,780
Energy Absolute PCL NVDR	2,096,526	2,591,175
Global Power Synergy PCL NVDR	842,768	1,682,598
Gulf Energy Development PCL NVDR	928,608	4,870,373
Home Product Center PCL NVDR	7,146,319	2,898,840
Indorama Ventures PCL NVDR	2,164,400	1,783,375
Intouch Holdings PCL NVDR	2,664,200	4,559,239
IRPC PCL NVDR	12,964,700	903,893
Kasikornbank PCL NVDR	2,210,200	8,335,091
Krung Thai Bank PCL NVDR	7,857,100	3,485,958
Krungthai Card PCL NVDR	1,674,800	2,056,679
Land & Houses PCL NVDR	8,119,700	2,161,479
Minor International PCL NVDR	4,434,080	3,864,275
Muangthai Capital PCL NVDR	829,715	1,511,919
Osotspa PCL	1,436,123	1,900,115
PTT Exploration & Production PCL NVDR	1,704,204	5,724,786
PTT Global Chemical PCL NVDR	2,348,414	3,069,944
PTT PCL NVDR	17,608,900	21,763,496
Ratch Group PCL NVDR	977,400	1,827,495
Siam City Cement PCL NVDR	112,600	556,666
Siam Makro PCL	472,600	497,986
Thai Airways International PCL NVDR *	1,564,800	193,400
Thai Oil PCL NVDR	1,308,000	1,792,775
Thai Union Group PCL NVDR	3,579,600	1,735,632
The Siam Cement PCL NVDR	1,037,700	10,194,486
The Siam Commercial Bank PCL NVDR	2,928,400	8,097,065
TMB Bank PCL NVDR	46,657,018	1,611,667
Total Access Communication PCL NVDR	829,300	959,260
True Corp. PCL NVDR	13,265,466	1,395,701
		173,674,638

Turkey 0.6%
Akbank T.A.S. *	3,328,250	3,600,267
Anadolu Efes Biracilik Ve Malt Sanayii A/S	259,539	911,195
Arcelik A/S *	232,779	692,088
Aselsan Elektronik Sanayi Ve Ticaret A/S	383,058	1,685,657
BIM Birlesik Magazalar A/S	555,308	4,268,832
Coca-Cola Icecek A/S	82,767	597,318
Enka Insaat ve Sanayi A/S	775,659	798,094
Eregli Demir ve Celik Fabrikalari T.A.S.	1,788,603	2,361,239
Ford Otomotiv Sanayi A/S	83,382	1,040,732
Haci Omer Sabanci Holding A/S	1,063,375	1,448,065
Iskenderun Demir ve Celik A/S	1,650	1,875
KOC Holding A/S	1,003,069	2,760,777
Koza Altin Isletmeleri A/S *	54,193	633,050
Petkim Petrokimya Holding A/S *	1,278,558	744,722
TAV Havalimanlari Holding A/S	213,758	696,422
Tekfen Holding A/S	236,176	561,222
Tofas Turk Otomobil Fabrikasi A/S	144,899	615,837
Tupras-Turkiye Petrol Rafinerileri A/S	155,249	2,516,578
Turk Hava YollariI AO *	680,647	1,279,770
Turk Telekomunikasyon A/S *	612,777	738,362
Turkcell Iletisim Hizmetleri A/S	1,311,557	2,904,660
Turkiye Garanti Bankasi A/S *	2,610,349	3,968,207
Turkiye Is Bankasi A/S, C Shares *	1,789,076	1,634,696
Turkiye Sise ve Cam Fabrikalari A/S	756,918	585,016
Security	Number of Shares	Value ($)
Turkiye Vakiflar Bankasi T.A.O., Class D *	1,230,028	1,043,189
Yapi ve Kredi Bankasi A/S *	1,947,795	713,758
		38,801,628

United Arab Emirates 0.9%
Abu Dhabi Commercial Bank PJSC	3,308,358	6,422,334
Abu Dhabi Islamic Bank PJSC	1,243,526	1,858,738
Air Arabia PJSC *	2,721,251	1,037,260
Aldar Properties PJSC	4,796,921	2,768,786
DAMAC Properties Dubai Co. PJSC *	2,119,975	379,216
Dana Gas PJSC	4,075,026	970,799
DP World PLC	198,006	3,217,597
Dubai Financial Market PJSC *	2,373,649	568,709
Dubai Investments PJSC	2,641,880	913,498
Dubai Islamic Bank PJSC	2,189,185	3,218,601
Emaar Development PJSC	995,422	981,085
Emaar Malls PJSC	2,438,702	1,068,995
Emaar Properties PJSC	4,327,772	4,124,044
Emirates Telecommunications Group Co. PJSC	2,092,297	9,000,597
First Abu Dhabi Bank PJSC	5,392,019	21,022,547
		57,552,806
Total Common Stock
(Cost $5,535,328,751)		6,033,250,649

Preferred Stock 2.2% of net assets

Brazil 1.9%
Alpargatas S.A.	231,851	1,620,822
Azul S.A. *	247,222	2,435,150
Banco Bradesco S.A.	4,950,962	33,502,792
Banco do Estado do Rio Grande do Sul S.A., Class B	182,774	735,285
Bradespar S.A.	284,793	2,107,707
Braskem S.A., A Shares	250,765	1,494,591
Centrais Eletricas Brasileiras S.A., B Shares	297,095	2,360,745
Cia Brasileira de Distribuicao	198,443	3,171,727
Cia de Transmissao de Energia Electrica Paulista	212,669	1,038,916
Cia Energetica de Sao Paulo, B Shares	242,714	1,753,788
Companhia Energetica de Minas Gerais	1,202,672	3,721,322
Companhia Paranaense de Energia, B Shares	97,204	1,545,000
Gerdau S.A.	1,320,933	4,956,811
Itausa - Investimentos Itau S.A.	5,324,722	14,174,395
Lojas Americanas S.A.	1,009,991	5,954,753
Petroleo Brasileiro S.A.	5,824,575	32,714,136
Telefonica Brasil S.A.	510,130	6,035,650
Usinas Siderurgicas de Minas Gerais S.A., A Shares	504,825	914,171
		120,237,761

Chile 0.1%
Embotelladora Andina S.A., B Shares	254,412	612,514
Sociedad Quimica y Minera de Chile S.A., B Shares	119,036	3,113,426
		3,725,940

44
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Colombia 0.0%
Grupo Aval Acciones y Valores S.A.	4,890,976	1,999,378
Grupo de Inversiones Suramericana S.A.	116,136	864,375
		2,863,753

Russia 0.2%
Bashneft PJSC	26,583	658,048
Surgutneftegas PJSC	9,241,491	4,506,604
Tatneft PJSC	139,149	1,368,298
Transneft PJSC	1,720	3,886,637
		10,419,587
Total Preferred Stock
(Cost $133,230,241)		137,247,041

Rights 0.0% of net assets

China 0.0%
Legend Holdings Corp. *(b)	38,995	—
Total Rights
(Cost $—)		—

Warrants 0.0% of net assets

Thailand 0.0%
BTS Group Holdings PCL *	978,260	26,662
Minor International PCL NVDR *	1	—
Total Warrants
(Cost $—)		26,662

Other Investment Companies 0.3% of net assets

United States 0.3%
Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.53% (c)	8,779,867	8,779,867
Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 1.52% (c)	7,588,575	7,588,575
Total Other Investment Companies
(Cost $16,368,442)		16,368,442

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI Emerging Markets Index, expires 03/20/20	312	15,737,280	(1,040,491)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $7,268,025.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
REIT —	Real Estate Investment Trust

45
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 29, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 0.8%
Adient plc *	45,410	1,086,661
American Axle & Manufacturing Holdings, Inc. *	55,424	350,834
Aptiv plc	128,848	10,064,317
Autoliv, Inc.	39,852	2,659,324
BorgWarner, Inc.	104,792	3,311,427
Cooper Tire & Rubber Co.	26,034	663,607
Cooper-Standard Holding, Inc. *	8,835	152,669
Dana, Inc.	72,666	1,044,937
Delphi Technologies plc *	43,924	620,207
Dorman Products, Inc. *	14,634	887,406
Ford Motor Co.	1,977,102	13,760,630
Fox Factory Holding Corp. *	19,221	1,218,611
Garrett Motion, Inc. *	37,498	260,236
General Motors Co.	636,776	19,421,668
Gentex Corp.	127,582	3,406,439
Gentherm, Inc. *	15,778	643,427
Harley-Davidson, Inc.	78,472	2,391,042
LCI Industries	13,099	1,264,708
Lear Corp.	28,416	3,159,859
Modine Manufacturing Co. *	22,734	169,596
Motorcar Parts of America, Inc. *	8,214	137,502
Standard Motor Products, Inc.	10,526	463,144
Stoneridge, Inc. *	13,041	288,206
Tenneco, Inc., Class A	31,349	287,470
Tesla, Inc. *	72,153	48,197,483
The Goodyear Tire & Rubber Co.	118,293	1,145,668
Thor Industries, Inc.	28,007	2,112,008
Veoneer, Inc. *	51,099	629,029
Visteon Corp. *	14,374	934,885
Winnebago Industries, Inc.	16,974	880,781
		121,613,781

Banks 5.2%
1st Source Corp.	7,134	299,985
Allegiance Bancshares, Inc.	9,778	324,336
Ameris Bancorp	33,140	1,132,725
Arrow Financial Corp.	8,200	259,694
Associated Banc-Corp.	79,644	1,348,373
Atlantic Union Bankshares Corp.	39,574	1,176,931
Axos Financial, Inc. *	26,310	655,382
Banc of California, Inc.	22,012	337,444
BancFirst Corp.	8,305	426,047
BancorpSouth Bank	49,403	1,208,891
Bank of America Corp.	4,105,674	117,011,709
Bank of Hawaii Corp.	20,630	1,535,285
Bank of Marin Bancorp	5,935	226,302
Bank OZK	61,308	1,556,610
BankUnited, Inc.	47,977	1,424,917
Banner Corp.	19,051	869,488
Berkshire Hills Bancorp, Inc.	21,160	516,516
BOK Financial Corp.	16,251	1,176,572
Boston Private Financial Holdings, Inc.	38,749	377,997
Bridge Bancorp, Inc.	9,041	248,808
Bridgewater Bancshares, Inc. *	12,281	153,513
Security	Number of Shares	Value ($)
Brookline Bancorp, Inc.	37,742	523,482
Bryn Mawr Bank Corp.	9,845	327,248
Byline Bancorp, Inc.	11,633	203,578
Cadence BanCorp	66,597	940,350
Camden National Corp.	7,319	300,152
Capitol Federal Financial, Inc.	72,709	887,413
Carolina Financial Corp.	10,663	345,481
Carter Bank & Trust *	10,935	184,802
Cathay General Bancorp	39,057	1,202,174
CBTX, Inc.	9,497	236,950
CenterState Bank Corp.	62,258	1,259,479
Central Pacific Financial Corp.	14,766	353,203
CIT Group, Inc.	47,876	1,901,156
Citigroup, Inc.	1,106,704	70,231,436
Citizens Financial Group, Inc.	219,949	6,970,184
City Holding Co.	8,482	593,061
Columbia Banking System, Inc.	36,132	1,199,582
Columbia Financial, Inc. *	24,861	385,843
Comerica, Inc.	72,983	3,841,825
Commerce Bancshares, Inc.	56,020	3,419,461
Community Bank System, Inc.	25,678	1,561,479
Community Trust Bancorp, Inc.	8,608	332,957
ConnectOne Bancorp, Inc.	16,335	343,198
CrossFirst Bankshares, Inc. *	5,207	68,993
Cullen/Frost Bankers, Inc.	28,943	2,268,842
Customers Bancorp, Inc. *	14,515	294,509
CVB Financial Corp.	67,180	1,245,517
Dime Community Bancshares, Inc.	15,391	258,261
Eagle Bancorp, Inc.	16,196	606,054
East West Bancorp, Inc.	73,425	2,844,485
Enterprise Financial Services Corp.	13,524	517,563
Equity Bancshares, Inc., Class A *	7,885	206,429
Essent Group Ltd.	49,660	2,167,162
F.N.B. Corp.	162,997	1,644,640
FB Financial Corp.	8,988	292,739
Federal Agricultural Mortgage Corp., Class A	993	65,280
Federal Agricultural Mortgage Corp., Class C	5,293	397,293
Fifth Third Bancorp	358,450	8,746,180
Financial Institutions, Inc.	8,280	222,815
First BanCorp	109,746	871,383
First Bancorp (North Carolina)	15,109	484,999
First Bancshares, Inc.	8,425	251,402
First Busey Corp.	25,145	554,950
First Citizens BancShares, Inc., Class A	4,397	1,993,204
First Commonwealth Financial Corp.	50,096	591,133
First Community Bankshares, Inc.	6,219	162,689
First Defiance Financial Corp.	19,062	455,868
First Financial Bancorp	51,089	1,052,433
First Financial Bankshares, Inc.	69,096	1,985,819
First Financial Corp.	6,926	276,694
First Foundation, Inc.	18,613	269,423
First Hawaiian, Inc.	64,723	1,550,116
First Horizon National Corp.	157,395	2,098,075
First Interstate BancSystem, Inc., Class A	16,753	570,607
First Merchants Corp.	28,496	996,790
First Mid Bancshares, Inc.	6,495	182,964
First Midwest Bancorp, Inc.	53,803	976,524
First Republic Bank	85,332	8,581,839

1
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Flagstar Bancorp, Inc.	16,403	522,928
Flushing Financial Corp.	15,970	289,935
Fulton Financial Corp.	81,938	1,184,004
German American Bancorp, Inc.	11,712	349,603
Glacier Bancorp, Inc.	42,752	1,594,222
Great Southern Bancorp, Inc.	5,012	257,166
Great Western Bancorp, Inc.	28,947	777,806
Hancock Whitney Corp.	44,153	1,479,126
Hanmi Financial Corp.	14,581	227,464
Harborone Bancorp, Inc. *	32,411	323,948
HBT Financial, Inc.	4,676	72,384
Heartland Financial USA, Inc.	16,752	717,823
Heritage Commerce Corp.	31,020	318,265
Heritage Financial Corp.	17,018	394,647
Hilltop Holdings, Inc.	33,962	707,428
Home BancShares, Inc.	78,130	1,309,459
HomeStreet, Inc.	11,338	307,146
HomeTrust Bancshares, Inc.	7,154	169,979
Hope Bancorp, Inc.	64,425	786,629
Horizon Bancorp, Inc.	20,225	303,780
Huntington Bancshares, Inc.	520,542	6,387,050
IBERIABANK Corp.	26,692	1,606,591
Independent Bank Corp.	17,382	1,173,806
Independent Bank Group, Inc.	18,115	838,543
International Bancshares Corp.	29,511	1,006,325
Investors Bancorp, Inc.	101,518	1,070,000
JPMorgan Chase & Co.	1,591,293	184,765,030
Kearny Financial Corp.	39,344	429,243
KeyCorp	498,251	8,146,404
Lakeland Bancorp, Inc.	24,707	355,904
Lakeland Financial Corp.	12,362	505,235
Live Oak Bancshares, Inc.	15,425	237,082
Luther Burbank Corp.	7,136	74,428
M&T Bank Corp.	66,823	9,380,613
Mercantile Bank Corp.	8,738	250,693
Merchants Bancorp	8,475	152,720
Meridian Bancorp, Inc.	27,735	457,905
Meta Financial Group, Inc.	17,645	579,638
MGIC Investment Corp.	176,878	2,127,842
Midland States Bancorp, Inc.	10,444	248,776
Mr Cooper Group, Inc. *	36,784	471,939
National Bank Holdings Corp., Class A	15,699	480,232
NBT Bancorp, Inc.	22,255	749,771
New York Community Bancorp, Inc.	236,895	2,560,835
Nicolet Bankshares, Inc. *	3,934	261,414
NMI Holdings, Inc., Class A *	34,802	812,279
Northfield Bancorp, Inc.	20,992	296,617
Northwest Bancshares, Inc.	49,723	690,652
OceanFirst Financial Corp.	30,386	621,090
Ocwen Financial Corp. *	55,067	68,834
OFG Bancorp	26,083	436,629
Old National Bancorp	87,053	1,371,955
Opus Bank	9,865	233,505
Origin Bancorp, Inc.	10,162	307,299
Pacific Premier Bancorp, Inc.	30,611	790,682
PacWest Bancorp	61,529	1,946,778
Park National Corp.	6,979	609,406
Peapack Gladstone Financial Corp.	8,388	230,251
PennyMac Financial Services, Inc.	21,012	740,883
People's United Financial, Inc.	226,610	3,170,274
People's Utah Bancorp	8,964	214,867
Peoples Bancorp, Inc.	9,866	281,674
Peoples Financial Services Corp.	2,611	114,675
Pinnacle Financial Partners, Inc.	35,690	1,878,722
Popular, Inc.	48,764	2,339,697
Preferred Bank	7,183	367,267
Prosperity Bancshares, Inc.	47,978	3,099,379
Provident Financial Services, Inc.	31,170	622,777
Security	Number of Shares	Value ($)
QCR Holdings, Inc.	8,212	312,549
Radian Group, Inc.	101,404	2,153,821
Regions Financial Corp.	487,772	6,594,677
Renasant Corp.	29,417	833,384
Republic Bancorp, Inc., Class A	3,793	135,562
S&T Bancorp, Inc.	19,967	656,315
Sandy Spring Bancorp, Inc.	18,178	559,155
Seacoast Banking Corp. of Florida *	26,089	649,616
ServisFirst Bancshares, Inc.	22,050	761,828
Signature Bank	27,414	3,429,491
Simmons First National Corp., Class A	57,786	1,235,465
South State Corp.	17,330	1,180,520
Southside Bancshares, Inc.	16,209	522,254
Sterling Bancorp	103,470	1,715,533
Sterling Bancorp, Inc.	10,074	70,518
Stock Yards Bancorp, Inc.	12,403	433,361
SVB Financial Group *	26,147	5,442,760
Synovus Financial Corp.	74,396	2,158,972
TCF Financial Corp.	77,828	2,836,052
Texas Capital Bancshares, Inc. *	25,650	1,207,602
TFS Financial Corp.	26,299	537,552
The Bancorp, Inc. *	24,867	302,631
The First of Long Island Corp.	9,905	205,133
The PNC Financial Services Group, Inc.	222,452	28,117,933
Tompkins Financial Corp.	6,117	486,179
Towne Bank	33,404	770,296
TriCo Bancshares	12,374	418,489
TriState Capital Holdings, Inc. *	11,190	222,345
Triumph Bancorp, Inc. *	12,573	425,848
Truist Financial Corp.	681,755	31,456,176
TrustCo Bank Corp.	51,118	350,669
Trustmark Corp.	31,935	859,052
U.S. Bancorp	722,069	33,532,884
UMB Financial Corp.	22,125	1,286,569
Umpqua Holdings Corp.	112,250	1,727,528
United Bankshares, Inc.	51,593	1,490,006
United Community Banks, Inc.	40,434	1,001,550
Univest Financial Corp.	15,133	354,112
Valley National Bancorp	199,771	1,857,870
Veritex Holdings, Inc.	24,787	596,623
Walker & Dunlop, Inc.	14,128	916,201
Washington Federal, Inc.	38,842	1,164,872
Washington Trust Bancorp, Inc.	7,646	328,166
Waterstone Financial, Inc.	10,254	170,524
Webster Financial Corp.	46,908	1,781,097
Wells Fargo & Co.	1,953,306	79,792,550
WesBanco, Inc.	33,434	1,023,415
Westamerica Bancorp	13,685	791,267
Western Alliance Bancorp	47,433	2,183,815
Wintrust Financial Corp.	28,601	1,527,579
WSFS Financial Corp.	25,758	887,621
Zions Bancorp NA	85,890	3,431,305
		766,110,938

Capital Goods 6.7%
3M Co.	291,492	43,502,266
A.O. Smith Corp.	68,855	2,723,215
AAON, Inc.	20,127	1,107,186
AAR Corp.	16,964	586,106
Acuity Brands, Inc.	20,167	2,074,378
Advanced Drainage Systems, Inc.	26,161	1,095,099
AECOM *	81,840	3,677,890
Aegion Corp. *	14,853	267,503
Aerojet Rocketdyne Holdings, Inc. *	36,508	1,799,114
AeroVironment, Inc. *	10,550	542,165
AGCO Corp.	31,648	1,912,489
Air Lease Corp.	55,964	2,146,779

2
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Aircastle Ltd.	27,019	860,555
Alamo Group, Inc.	4,658	515,967
Albany International Corp., Class A	15,924	1,020,251
Allegion plc	47,108	5,416,949
Allison Transmission Holdings, Inc.	60,737	2,465,922
Altra Industrial Motion Corp.	31,739	955,979
Ameresco, Inc., Class A *	10,937	246,520
American Woodmark Corp. *	7,751	649,301
AMETEK, Inc.	116,680	10,034,480
Apogee Enterprises, Inc.	13,134	396,515
Applied Industrial Technologies, Inc.	19,031	1,122,639
Arconic, Inc.	196,472	5,766,453
Arcosa, Inc.	24,499	1,052,477
Argan, Inc.	6,852	285,934
Armstrong World Industries, Inc.	24,397	2,443,360
Astec Industries, Inc.	11,224	421,461
Astronics Corp. *	12,566	254,713
Atkore International Group, Inc. *	23,469	866,241
Axon Enterprise, Inc. *	29,461	2,279,398
AZZ, Inc.	12,751	470,384
Babcock & Wilcox Enterprises, Inc. *	14,346	59,536
Barnes Group, Inc.	24,260	1,302,762
Beacon Roofing Supply, Inc. *	34,522	1,025,303
BMC Stock Holdings, Inc. *	33,155	813,292
Briggs & Stratton Corp.	17,213	54,565
Builders FirstSource, Inc. *	59,821	1,358,535
BWX Technologies, Inc.	48,271	2,647,182
CAI International, Inc. *	9,233	228,424
Carlisle Cos., Inc.	28,556	4,148,901
Caterpillar, Inc.	280,636	34,866,217
Chart Industries, Inc. *	18,149	1,033,041
CIRCOR International, Inc. *	9,946	357,857
Colfax Corp. *	42,408	1,419,396
Columbus McKinnon Corp.	12,939	402,274
Comfort Systems USA, Inc.	18,047	761,944
Cornerstone Building Brands, Inc. *	27,237	200,192
Crane Co.	25,446	1,729,056
CSW Industrials, Inc.	7,810	514,210
Cubic Corp.	15,884	864,725
Cummins, Inc.	77,428	11,714,082
Curtiss-Wright Corp.	21,369	2,562,998
Deere & Co.	159,719	24,992,829
Donaldson Co., Inc.	64,243	2,896,074
Douglas Dynamics, Inc.	10,776	469,079
Dover Corp.	74,115	7,614,575
DXP Enterprises, Inc. *	7,469	212,045
Dycom Industries, Inc. *	16,423	485,464
Eaton Corp. plc	210,247	19,073,608
EMCOR Group, Inc.	28,543	2,195,528
Emerson Electric Co.	307,921	19,740,815
Encore Wire Corp.	10,241	501,502
Energy Recovery, Inc. *	16,022	157,656
Enerpac Tool Group Corp.	27,749	592,996
EnerSys	21,244	1,308,206
EnPro Industries, Inc.	10,490	565,936
ESCO Technologies, Inc.	13,246	1,204,326
Evoqua Water Technologies Corp. *	36,521	765,845
Fastenal Co.	289,176	9,895,603
Federal Signal Corp.	29,733	862,257
Flowserve Corp.	66,719	2,681,437
Fluor Corp.	71,021	661,916
Fortive Corp.	149,135	10,314,177
Fortune Brands Home & Security, Inc.	71,846	4,436,491
Foundation Building Materials, Inc. *	8,024	125,174
Franklin Electric Co., Inc.	19,553	1,010,695
Gardner Denver Holdings, Inc. *	66,554	2,182,306
Gates Industrial Corp. plc *	23,968	250,705
GATX Corp.	17,402	1,244,765
Security	Number of Shares	Value ($)
Generac Holdings, Inc. *	31,586	3,253,042
General Dynamics Corp.	119,009	19,004,547
General Electric Co.	4,425,095	48,145,034
Gibraltar Industries, Inc. *	16,112	816,395
GMS, Inc. *	21,190	484,192
Graco, Inc.	84,565	4,170,746
GrafTech International Ltd. (a)	31,422	256,404
Graham Corp.	5,382	89,234
Granite Construction, Inc.	23,502	477,561
Great Lakes Dredge & Dock Corp. *	32,330	313,601
Griffon Corp.	22,426	390,212
H&E Equipment Services, Inc.	14,736	350,127
HD Supply Holdings, Inc. *	84,480	3,211,930
HEICO Corp.	20,909	2,255,036
HEICO Corp., Class A	36,119	3,190,391
Helios Technologies, Inc.	15,013	596,767
Herc Holdings, Inc. *	11,730	430,256
Hexcel Corp.	42,866	2,770,430
Hillenbrand, Inc.	38,393	898,396
Honeywell International, Inc.	362,165	58,732,298
Hubbell, Inc.	27,571	3,673,560
Huntington Ingalls Industries, Inc.	20,828	4,280,779
Hyster-Yale Materials Handling, Inc.	4,899	235,838
IDEX Corp.	38,371	5,678,908
Illinois Tool Works, Inc.	148,433	24,904,089
Ingersoll-Rand plc	121,144	15,632,422
Insteel Industries, Inc.	9,064	180,283
ITT, Inc.	44,327	2,666,269
Jacobs Engineering Group, Inc.	68,595	6,334,062
JELD-WEN Holding, Inc. *	33,383	627,600
John Bean Technologies Corp.	16,062	1,555,765
Johnson Controls International plc	391,927	14,332,770
Kadant, Inc.	5,945	539,925
Kaman Corp.	14,466	802,284
Kennametal, Inc.	41,873	1,164,069
Kratos Defense & Security Solutions, Inc. *	46,906	762,692
L.B. Foster Co., Class A *	5,738	90,431
L3Harris Technologies, Inc.	112,102	22,165,928
Lennox International, Inc.	17,600	4,015,088
Lincoln Electric Holdings, Inc.	31,251	2,559,144
Lindsay Corp.	5,845	578,830
Lockheed Martin Corp.	126,007	46,606,209
Lydall, Inc. *	7,792	92,803
Masco Corp.	143,578	5,932,643
Masonite International Corp. *	12,164	894,054
MasTec, Inc. *	30,543	1,499,050
Mercury Systems, Inc. *	28,050	2,060,553
Meritor, Inc. *	39,684	900,430
Moog, Inc., Class A	16,449	1,268,547
MRC Global, Inc. *	42,920	373,404
MSC Industrial Direct Co., Inc., Class A	22,680	1,402,078
Mueller Industries, Inc.	28,632	801,123
Mueller Water Products, Inc., Class A	78,376	858,217
MYR Group, Inc. *	7,745	197,575
National Presto Industries, Inc.	2,248	176,648
Navistar International Corp. *	33,189	1,205,093
NN, Inc.	23,789	184,365
Nordson Corp.	25,938	3,768,791
Northrop Grumman Corp.	79,387	26,105,621
NOW, Inc. *	56,460	498,542
NV5 Global, Inc. *	5,687	304,425
nVent Electric plc	79,678	1,913,069
Omega Flex, Inc.	1,630	127,629
Oshkosh Corp.	34,425	2,483,764
Owens Corning	54,584	3,083,450
PACCAR, Inc.	175,899	11,767,643
Park Aerospace Corp.	7,891	109,764

3
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Park-Ohio Holdings Corp.	4,918	120,589
Parker-Hannifin Corp.	64,975	12,005,431
Parsons Corp. *	9,522	372,215
Patrick Industries, Inc.	11,927	630,103
Pentair plc	85,079	3,351,262
PGT Innovations, Inc. *	30,709	465,856
Plug Power, Inc. *(a)	131,836	572,168
Powell Industries, Inc.	3,838	128,304
Preformed Line Products Co.	1,622	79,154
Primoris Services Corp.	21,603	410,025
Proto Labs, Inc. *	13,744	1,204,524
Quanex Building Products Corp.	17,008	285,734
Quanta Services, Inc.	72,228	2,754,054
Raven Industries, Inc.	18,152	521,144
Raytheon Co.	141,181	26,621,089
RBC Bearings, Inc. *	12,723	2,178,050
Regal Beloit Corp.	20,958	1,627,179
Resideo Technologies, Inc. *	61,739	663,694
REV Group, Inc.	10,695	83,742
Rexnord Corp.	61,828	1,802,904
Rockwell Automation, Inc.	59,000	10,826,500
Roper Technologies, Inc.	53,165	18,698,130
Rush Enterprises, Inc., Class A	13,794	578,244
Rush Enterprises, Inc., Class B	3,444	144,338
Sensata Technologies Holding plc *	80,246	3,274,037
Simpson Manufacturing Co., Inc.	20,674	1,642,136
SiteOne Landscape Supply, Inc. *	20,616	2,046,138
Snap-on, Inc.	28,230	4,086,293
Spirit AeroSystems Holdings, Inc., Class A	52,294	2,763,215
SPX Corp. *	21,959	920,741
SPX FLOW, Inc. *	21,890	805,114
Standex International Corp.	6,327	401,322
Stanley Black & Decker, Inc.	76,682	11,019,203
Sunrun, Inc. *	37,209	719,622
Systemax, Inc.	8,805	183,672
Teledyne Technologies, Inc. *	18,437	6,219,169
Tennant Co.	9,523	681,275
Terex Corp.	34,370	756,484
Textron, Inc.	114,900	4,664,940
The Boeing Co.	271,188	74,606,531
The Gorman-Rupp Co.	9,108	291,365
The Greenbrier Cos., Inc.	15,983	387,268
The Manitowoc Co., Inc. *	17,834	222,390
The Middleby Corp. *	28,229	3,156,284
The Timken Co.	33,667	1,509,628
The Toro Co.	54,143	3,867,434
Thermon Group Holdings, Inc. *	16,164	284,001
Titan International, Inc.	34,918	77,518
Titan Machinery, Inc. *	10,090	102,010
TPI Composites, Inc. *	16,096	382,119
TransDigm Group, Inc.	25,216	14,065,737
Trex Co., Inc. *	29,690	2,839,849
TriMas Corp. *	22,281	564,823
Trinity Industries, Inc.	48,381	984,553
Triton International Ltd.	25,601	879,906
Triumph Group, Inc.	26,288	499,472
Tutor Perini Corp. *	21,349	309,561
United Rentals, Inc. *	37,826	5,011,188
United Technologies Corp.	411,701	53,764,034
Univar Solutions, Inc. *	68,905	1,170,696
Universal Forest Products, Inc.	30,894	1,447,693
Valmont Industries, Inc.	10,630	1,235,419
Veritiv Corp. *	4,850	58,394
Vicor Corp. *	9,658	417,612
Virgin Galactic Holdings, Inc. *(a)	40,720	1,001,712
Vivint Solar, Inc. *	25,763	289,576
W.W. Grainger, Inc.	22,096	6,132,524
Security	Number of Shares	Value ($)
Wabash National Corp.	24,961	274,072
WABCO Holdings, Inc. *	26,609	3,594,876
Watsco, Inc.	16,636	2,611,519
Watts Water Technologies, Inc., Class A	13,937	1,308,824
Welbilt, Inc. *	65,117	860,847
WESCO International, Inc. *	21,306	864,384
Westinghouse Air Brake Technologies Corp.	92,174	6,332,354
WillScot Corp. *	27,376	480,175
Woodward, Inc.	28,322	2,922,830
Xylem, Inc.	91,267	7,058,590
		988,874,578

Commercial & Professional Services 1.1%
ABM Industries, Inc.	33,866	1,114,869
Acacia Research Corp. *	22,852	52,560
ACCO Brands Corp.	52,100	417,321
ADT, Inc. (a)	52,677	336,606
Advanced Disposal Services, Inc. *	38,331	1,267,223
ASGN, Inc. *	27,060	1,372,213
Barrett Business Services, Inc.	3,846	230,375
Brady Corp., Class A	25,218	1,193,820
BrightView Holdings, Inc. *	15,412	215,768
Casella Waste Systems, Inc., Class A *	23,075	1,117,984
CBIZ, Inc. *	28,633	745,603
Cimpress plc *	12,366	1,439,526
Cintas Corp.	42,378	11,303,908
Clean Harbors, Inc. *	25,550	1,776,236
Copart, Inc. *	103,394	8,734,725
CoStar Group, Inc. *	18,527	12,368,440
Covanta Holding Corp.	60,230	804,673
Deluxe Corp.	20,531	683,682
Ennis, Inc.	13,653	274,425
Equifax, Inc.	61,329	8,711,171
Exponent, Inc.	26,121	1,923,812
Forrester Research, Inc. *	4,750	171,285
Franklin Covey Co. *	5,225	164,326
FTI Consulting, Inc. *	19,070	2,147,091
GP Strategies Corp. *	9,006	100,147
Harsco Corp. *	38,097	456,783
Healthcare Services Group, Inc.	37,040	1,020,082
Heidrick & Struggles International, Inc.	9,141	203,844
Heritage-Crystal Clean, Inc. *	5,430	142,972
Herman Miller, Inc.	29,838	1,021,653
HNI Corp.	21,673	711,525
Huron Consulting Group, Inc. *	11,510	683,003
IAA, Inc. *	67,604	2,888,043
ICF International, Inc.	9,698	736,854
IHS Markit Ltd.	204,065	14,537,591
InnerWorkings, Inc. *	21,795	68,436
Insperity, Inc.	18,707	1,258,420
Interface, Inc.	27,776	405,252
KAR Auction Services, Inc.	66,225	1,274,831
Kelly Services, Inc., Class A	15,826	262,870
Kforce, Inc.	8,928	271,947
Kimball International, Inc., Class B	19,066	308,488
Knoll, Inc.	25,646	452,395
Korn Ferry	27,162	950,127
ManpowerGroup, Inc.	29,979	2,276,605
Matthews International Corp., Class A	14,869	439,528
McGrath RentCorp	12,379	859,722
Mistras Group, Inc. *	9,701	76,153
Mobile Mini, Inc.	22,862	891,389
MSA Safety, Inc.	17,934	2,182,030
Nielsen Holdings plc	180,855	3,293,369
PICO Holdings, Inc. *	12,917	122,582
Pitney Bowes, Inc.	91,807	313,980

4
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Quad/Graphics, Inc.	16,884	81,043
R.R. Donnelley & Sons Co.	35,700	67,830
Republic Services, Inc.	107,157	9,671,991
Resources Connection, Inc.	13,384	167,701
Robert Half International, Inc.	59,317	2,990,170
Rollins, Inc.	71,197	2,665,616
SP Plus Corp. *	10,887	397,484
Steelcase, Inc., Class A	42,808	694,346
Stericycle, Inc. *	46,211	2,653,898
Team, Inc. *	14,147	180,091
Tetra Tech, Inc.	27,471	2,221,580
The Brink's Co.	25,446	1,992,167
TransUnion	94,903	8,438,775
TriNet Group, Inc. *	22,748	1,202,459
TrueBlue, Inc. *	19,899	296,097
UniFirst Corp.	7,574	1,407,325
Upwork, Inc. *	29,890	258,997
US Ecology, Inc.	13,550	569,913
Verisk Analytics, Inc.	82,873	12,854,431
Viad Corp.	10,382	521,176
VSE Corp.	4,665	137,384
Waste Management, Inc.	198,276	21,970,964
		168,219,701

Consumer Durables & Apparel 1.3%
Acushnet Holdings Corp.	17,230	438,504
American Outdoor Brands Corp. *	28,439	283,252
Beazer Homes USA, Inc. *	13,181	161,599
Brunswick Corp.	41,006	2,181,519
Callaway Golf Co.	46,282	785,868
Capri Holdings Ltd. *	76,655	1,979,232
Carter's, Inc.	22,111	2,022,493
Cavco Industries, Inc. *	4,385	884,542
Century Communities, Inc. *	14,415	480,452
Columbia Sportswear Co.	15,747	1,280,231
Crocs, Inc. *	35,227	921,891
D.R. Horton, Inc.	169,501	9,029,318
Deckers Outdoor Corp. *	14,537	2,526,531
Ethan Allen Interiors, Inc.	12,666	167,191
Fossil Group, Inc. *	25,345	116,334
G-III Apparel Group Ltd. *	22,094	494,022
Garmin Ltd.	73,207	6,470,767
GoPro, Inc., Class A *(a)	63,603	241,373
Hanesbrands, Inc.	183,390	2,428,084
Hasbro, Inc.	64,479	4,981,003
Helen of Troy Ltd. *	12,791	2,105,399
Installed Building Products, Inc. *	10,714	707,660
iRobot Corp. *(a)	14,252	683,953
Johnson Outdoors, Inc., Class A	3,145	196,279
KB Home	44,320	1,444,389
Kontoor Brands, Inc. *	23,530	793,902
La-Z-Boy, Inc.	23,553	674,793
Legacy Housing Corp. *	2,600	37,362
Leggett & Platt, Inc.	66,104	2,621,685
Lennar Corp., Class A	147,915	8,925,191
Levi Strauss & Co., Class A	21,662	368,037
LGI Homes, Inc. *	10,322	777,763
Lululemon Athletica, Inc. *	61,014	13,265,054
M.D.C Holdings, Inc.	25,588	1,006,632
M/I Homes, Inc. *	14,781	550,297
Malibu Boats, Inc., Class A *	11,023	484,351
Marine Products Corp.	4,229	53,201
Mattel, Inc. *	176,956	2,086,311
Meritage Homes Corp. *	18,103	1,148,816
Mohawk Industries, Inc. *	30,234	3,662,849
Movado Group, Inc.	8,855	130,169
Newell Brands, Inc.	193,367	2,983,653
Security	Number of Shares	Value ($)
NIKE, Inc., Class B	631,745	56,465,368
NVR, Inc. *	1,765	6,472,573
Oxford Industries, Inc.	8,484	512,349
Peloton Interactive, Inc., Class A *(a)	20,236	540,099
Polaris, Inc.	28,897	2,384,869
PulteGroup, Inc.	128,464	5,164,253
PVH Corp.	37,570	2,784,313
Ralph Lauren Corp.	25,144	2,652,943
Skechers U.S.A., Inc., Class A *	66,656	2,204,980
Skyline Champion Corp. *	25,335	645,536
Sonos, Inc. *	31,910	368,241
Steven Madden Ltd.	38,692	1,265,228
Sturm Ruger & Co., Inc.	8,859	425,586
Tapestry, Inc.	139,394	3,268,789
Taylor Morrison Home Corp., Class A *	67,986	1,531,045
Tempur Sealy International, Inc. *	22,670	1,694,582
Toll Brothers, Inc.	61,150	2,264,384
TopBuild Corp. *	17,217	1,738,917
TRI Pointe Group, Inc. *	71,945	1,102,917
Tupperware Brands Corp.	24,794	70,663
Under Armour, Inc., Class A *	94,395	1,339,465
Under Armour, Inc., Class C *	100,896	1,259,182
Unifi, Inc. *	6,759	144,440
Universal Electronics, Inc. *	7,519	317,452
Vera Bradley, Inc. *	9,516	78,602
VF Corp.	165,508	11,916,576
Vista Outdoor, Inc. *	27,742	203,904
Whirlpool Corp.	32,060	4,099,192
Wolverine World Wide, Inc.	41,027	1,078,600
YETI Holdings, Inc. *	15,487	468,482
		197,045,482

Consumer Services 2.1%
Adtalem Global Education, Inc. *	28,183	870,009
American Public Education, Inc. *	9,126	203,145
Aramark	127,490	4,429,003
BBX Capital Corp.	37,107	129,132
Biglari Holdings, Inc., Class B *	1,000	105,460
BJ's Restaurants, Inc.	10,317	339,945
Bloomin' Brands, Inc.	42,291	760,815
Bluegreen Vacations Corp. (a)	7,620	59,131
Boyd Gaming Corp.	41,621	1,111,697
Bright Horizons Family Solutions, Inc. *	29,294	4,603,552
Brinker International, Inc.	19,145	657,631
Caesars Entertainment Corp. *	281,420	3,576,848
Carnival Corp.	202,042	6,760,325
Carriage Services, Inc.	9,191	194,390
Carrols Restaurant Group, Inc. *	21,183	87,380
Chegg, Inc. *	57,739	2,263,946
Chipotle Mexican Grill, Inc. *	12,920	9,994,654
Choice Hotels International, Inc.	16,051	1,465,135
Churchill Downs, Inc.	17,853	2,243,051
Chuy's Holdings, Inc. *	9,522	204,152
Cracker Barrel Old Country Store, Inc.	12,034	1,724,833
Darden Restaurants, Inc.	62,074	6,052,215
Dave & Buster's Entertainment, Inc.	15,609	515,253
Denny's Corp. *	29,604	515,406
Dine Brands Global, Inc.	8,730	714,550
Domino's Pizza, Inc.	19,618	6,659,526
Drive Shack, Inc. *	38,191	109,226
Dunkin' Brands Group, Inc.	41,791	2,779,937
El Pollo Loco Holdings, Inc. *	7,924	102,220
Eldorado Resorts, Inc. *	33,551	1,683,589
Everi Holdings, Inc. *	41,730	433,992
Extended Stay America, Inc.	90,706	995,952
Fiesta Restaurant Group, Inc. *	12,804	123,687
frontdoor, Inc. *	42,802	1,814,805

5
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Golden Entertainment, Inc. *	9,527	155,100
Graham Holdings Co., Class B	2,211	1,111,868
Grand Canyon Education, Inc. *	24,532	1,979,242
H&R Block, Inc.	97,497	2,015,263
Hilton Grand Vacations, Inc. *	43,397	1,156,964
Hilton Worldwide Holdings, Inc.	142,659	13,866,455
Houghton Mifflin Harcourt Co. *	55,731	304,849
Hyatt Hotels Corp., Class A	18,767	1,437,552
Jack in the Box, Inc.	11,993	825,838
K12, Inc. *	19,011	377,939
Las Vegas Sands Corp.	172,845	10,078,592
Laureate Education, Inc., Class A *	54,954	1,027,640
Lindblad Expeditions Holdings, Inc. *	15,403	183,296
Marriott International, Inc., Class A	137,175	17,009,700
Marriott Vacations Worldwide Corp.	18,802	1,819,658
McDonald's Corp.	381,838	74,141,484
MGM Resorts International	259,341	6,369,415
Monarch Casino & Resort, Inc. *	6,071	287,037
Noodles & Co. *	19,411	157,617
Norwegian Cruise Line Holdings Ltd. *	107,047	3,988,571
OneSpaWorld Holdings Ltd.	16,911	206,652
Papa John's International, Inc.	11,800	679,798
Penn National Gaming, Inc. *	54,128	1,600,565
Perdoceo Education Corp. *	36,384	543,213
Planet Fitness, Inc., Class A *	41,149	2,777,146
Playa Hotels & Resorts N.V. *	26,202	138,871
PlayAGS, Inc. *	15,575	150,922
Red Robin Gourmet Burgers, Inc. *	6,807	187,192
Red Rock Resorts, Inc., Class A	35,127	723,967
Regis Corp. *	13,690	174,684
Royal Caribbean Cruises Ltd.	86,984	6,994,383
Ruth's Hospitality Group, Inc.	13,426	256,839
Scientific Games Corp., Class A *	26,534	483,980
SeaWorld Entertainment, Inc. *	20,521	558,376
Service Corp. International	92,116	4,402,224
ServiceMaster Global Holdings, Inc. *	68,265	2,441,839
Shake Shack, Inc., Class A *	15,527	922,925
Six Flags Entertainment Corp.	39,631	1,001,872
Starbucks Corp.	598,554	46,944,590
Strategic Education, Inc.	11,091	1,634,592
Target Hospitality Corp. *	16,353	76,532
Texas Roadhouse, Inc.	33,505	1,883,651
The Cheesecake Factory, Inc.	21,647	771,283
The Habit Restaurants, Inc., Class A *	10,120	141,275
The Wendy's Co.	94,793	1,789,692
Twin River Worldwide Holdings, Inc.	12,532	325,832
Vail Resorts, Inc.	20,335	4,323,424
Wingstop, Inc.	14,767	1,247,073
WW International, Inc. *	23,575	707,250
Wyndham Destinations, Inc.	45,384	1,810,822
Wyndham Hotels & Resorts, Inc.	48,603	2,476,323
Wynn Resorts Ltd.	48,606	5,248,476
Yum! Brands, Inc.	153,412	13,692,021
		309,896,956

Diversified Financials 5.2%
Affiliated Managers Group, Inc.	24,823	1,867,186
AG Mortgage Investment Trust, Inc.	18,120	271,256
AGNC Investment Corp.	273,975	4,668,534
Alerus Financial Corp.	3,489	71,385
Ally Financial, Inc.	191,849	4,809,654
American Express Co.	340,410	37,421,271
Ameriprise Financial, Inc.	64,079	9,054,363
Annaly Capital Management, Inc.	735,275	6,514,536
Anworth Mortgage Asset Corp.	51,849	169,546
Apollo Commercial Real Estate Finance, Inc.	72,832	1,179,878
Security	Number of Shares	Value ($)
Apollo Global Management, Inc.	100,948	4,205,494
Arbor Realty Trust, Inc.	48,297	586,326
Ares Management Corp., Class A	37,599	1,300,549
Arlington Asset Investment Corp., Class A	20,884	118,203
ARMOUR Residential REIT, Inc.	30,011	542,599
Artisan Partners Asset Management, Inc., Class A	27,274	779,491
Assetmark Financial Holdings, Inc. *	6,298	166,834
B. Riley Financial, Inc.	7,116	168,365
Berkshire Hathaway, Inc., Class B *	991,117	204,507,082
BGC Partners, Inc., Class A	141,565	659,693
BlackRock, Inc.	59,899	27,733,836
Blackstone Mortgage Trust, Inc., Class A	68,234	2,460,518
Blucora, Inc. *	24,155	420,297
Brightsphere Investment Group, Inc. *	34,935	326,642
Cannae Holdings, Inc. *	35,330	1,317,456
Capital One Financial Corp.	235,416	20,777,816
Capstead Mortgage Corp.	44,357	314,935
Cboe Global Markets, Inc.	55,901	6,372,714
Chimera Investment Corp.	93,967	1,846,452
CME Group, Inc.	181,854	36,156,212
Cohen & Steers, Inc.	11,003	689,338
Colony Credit Real Estate, Inc.	43,829	557,943
Cowen, Inc., Class A	13,773	206,182
Credit Acceptance Corp. *	7,082	2,855,462
Curo Group Holdings Corp.	6,659	61,463
Diamond Hill Investment Group, Inc.	1,801	228,241
Discover Financial Services	158,278	10,379,871
Donnelley Financial Solutions, Inc. *	13,094	113,918
Dynex Capital, Inc.	12,150	207,765
E*TRADE Financial Corp.	114,612	5,246,937
Eaton Vance Corp.	57,696	2,380,537
Ellington Financial, Inc.	18,038	298,168
Encore Capital Group, Inc. *	14,199	527,635
Enova International, Inc. *	18,792	361,182
Equitable Holdings, Inc.	228,520	4,890,328
Evercore, Inc., Class A	20,248	1,348,922
Exantas Capital Corp.	14,167	162,354
EZCORP, Inc., Class A *	30,592	146,842
FactSet Research Systems, Inc.	19,143	5,091,847
Federated Hermes, Inc.,	48,778	1,407,245
FGL Holdings	65,804	752,798
FirstCash, Inc.	21,807	1,677,394
Focus Financial Partners, Inc., Class A *	15,323	416,632
Franklin Resources, Inc.	139,899	3,044,202
GAMCO Investors, Inc., Class A	3,329	51,799
Granite Point Mortgage Trust, Inc.	26,383	433,209
Green Dot Corp., Class A *	23,822	813,760
Greenhill & Co., Inc.	9,120	133,334
Hamilton Lane, Inc., Class A	13,169	818,322
Houlihan Lokey, Inc.	22,278	1,141,079
Interactive Brokers Group, Inc., Class A	38,268	1,955,495
Intercontinental Exchange, Inc.	282,442	25,199,475
INTL FCStone, Inc. *	8,674	395,101
Invesco Ltd.	187,787	2,704,133
Invesco Mortgage Capital, Inc.	81,450	1,309,716
Janus Henderson Group plc	76,993	1,632,252
Jefferies Financial Group, Inc.	121,170	2,388,261
KKR & Co., Inc., Class A	278,384	7,961,782
KKR Real Estate Finance Trust, Inc.	13,877	272,544
Ladder Capital Corp., Class A	48,734	743,193
Lazard Ltd., Class A	57,173	2,047,937
Legg Mason, Inc.	41,521	2,068,576
LendingClub Corp. *	43,466	478,561
LendingTree, Inc. *	3,950	1,089,489
LPL Financial Holdings, Inc.	40,522	3,220,689
MarketAxess Holdings, Inc.	19,119	6,200,865

6
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
MFA Financial, Inc.	224,704	1,624,610
Moelis & Co., Class A	25,397	811,688
Moody's Corp.	82,450	19,790,473
Morgan Stanley	626,414	28,207,422
Morningstar, Inc.	10,432	1,532,461
MSCI, Inc.	42,788	12,641,287
Nasdaq, Inc.	57,865	5,934,056
Navient Corp.	96,944	1,088,681
Nelnet, Inc., Class A	10,712	568,807
New Residential Investment Corp.	212,339	3,303,995
New York Mortgage Trust, Inc.	185,046	1,054,762
Northern Trust Corp.	107,260	9,413,138
On Deck Capital, Inc. *	29,131	101,667
OneMain Holdings, Inc.	37,659	1,383,968
Oportun Financial Corp. *	3,984	83,784
PennyMac Mortgage Investment Trust	57,106	1,182,094
Piper Sandler Cos.	7,381	517,260
PJT Partners, Inc., Class A	10,223	459,524
PRA Group, Inc. *	22,193	861,532
Pzena Investment Management, Inc., Class A	8,600	56,158
Raymond James Financial, Inc.	62,714	5,244,772
Ready Capital Corp.	18,796	272,542
Redwood Trust, Inc.	55,614	949,887
S&P Global, Inc.	123,822	32,925,508
Safeguard Scientifics, Inc.	8,839	78,048
Santander Consumer USA Holdings, Inc.	55,588	1,356,347
SEI Investments Co.	65,646	3,591,493
SLM Corp.	215,611	2,235,886
Starwood Property Trust, Inc.	144,471	3,204,367
State Street Corp.	183,741	12,514,599
Stifel Financial Corp.	35,016	1,906,271
Synchrony Financial	286,094	8,325,335
T. Rowe Price Group, Inc.	118,225	13,951,732
TD Ameritrade Holding Corp.	134,343	5,673,305
The Bank of New York Mellon Corp.	427,843	17,070,936
The Blackstone Group, Inc., Class A	334,659	18,018,041
The Charles Schwab Corp. (b)	576,261	23,482,636
The Goldman Sachs Group, Inc.	161,934	32,511,489
TPG RE Finance Trust, Inc.	27,730	532,971
Tradeweb Markets, Inc., Class A	32,048	1,545,355
Two Harbors Investment Corp.	137,294	1,860,334
Virtu Financial, Inc., Class A	37,476	704,924
Virtus Investment Partners, Inc.	3,730	411,792
Voya Financial, Inc.	68,118	3,585,732
Waddell & Reed Financial, Inc., Class A	35,835	493,090
Western Asset Mortgage Capital Corp.	28,055	281,111
Westwood Holdings Group, Inc.	4,625	117,382
WisdomTree Investments, Inc.	59,316	240,823
World Acceptance Corp. *	3,111	242,969
		766,848,945

Energy 3.3%
Altus Midstream Co., Class A *	26,646	38,903
Antero Midstream Corp. (a)	151,243	659,419
Antero Resources Corp. *	109,088	174,541
Apache Corp.	189,686	4,726,975
Apergy Corp. *(a)	39,969	743,423
Arch Coal, Inc., Class A	8,022	403,908
Archrock, Inc.	62,629	441,534
Baker Hughes Co.	329,950	5,308,895
Berry Corp.	20,496	130,560
Bonanza Creek Energy, Inc. *	9,502	154,788
Brigham Minerals, Inc., Class A	18,766	299,318
Cabot Oil & Gas Corp.	205,938	2,868,716
Cactus, Inc., Class A	23,465	640,829
California Resources Corp. *(a)	25,349	160,966
Security	Number of Shares	Value ($)
Callon Petroleum Co. *	196,597	446,275
Centennial Resource Development, Inc., Class A *	95,809	227,067
Cheniere Energy, Inc. *	117,122	6,007,187
Chesapeake Energy Corp. *(a)	572,466	157,428
Chevron Corp.	959,125	89,524,727
Cimarex Energy Co.	51,872	1,714,370
Clean Energy Fuels Corp. *	85,064	192,245
CNX Resources Corp. *	92,335	490,299
Comstock Resources, Inc. *(a)	7,980	47,800
Concho Resources, Inc.	101,876	6,929,606
ConocoPhillips	556,830	26,961,709
CONSOL Energy, Inc. *	13,762	78,306
Continental Resources, Inc.	44,424	841,835
Contura Energy, Inc. *	16,605	94,482
Core Laboratories N.V.	22,101	593,191
CVR Energy, Inc.	14,981	425,760
Delek US Holdings, Inc.	38,220	817,144
Denbury Resources, Inc. *	231,385	174,094
Devon Energy Corp.	195,781	3,179,483
Diamond Offshore Drilling, Inc. *(a)	33,883	103,343
Diamondback Energy, Inc.	81,481	5,051,822
DMC Global, Inc.	7,410	267,205
Dorian LPG Ltd. *	15,113	168,057
Dril-Quip, Inc. *	18,436	656,690
EOG Resources, Inc.	294,024	18,599,958
EQT Corp.	128,255	752,857
Equitrans Midstream Corp.	105,695	746,207
Era Group, Inc. *	9,700	95,060
Evolution Petroleum Corp.	15,072	70,989
Exterran Corp. *	14,268	72,767
Extraction Oil & Gas, Inc. *(a)	39,041	26,880
Exxon Mobil Corp.	2,146,404	110,411,022
Falcon Minerals Corp.	18,792	75,074
Forum Energy Technologies, Inc. *	41,498	32,368
Frank's International N.V. *	58,520	229,398
Geospace Technologies Corp. *	6,337	78,135
Green Plains, Inc.	17,250	206,827
Gulfport Energy Corp. *	80,580	66,043
Halliburton Co.	446,401	7,570,961
Helix Energy Solutions Group, Inc. *	72,981	489,703
Helmerich & Payne, Inc.	55,204	2,036,476
Hess Corp.	131,227	7,372,333
HighPoint Resources Corp. *	56,000	38,119
HollyFrontier Corp.	75,097	2,529,267
International Seaways, Inc. *	11,355	225,851
Kinder Morgan, Inc.	990,805	18,993,732
Kosmos Energy Ltd.	183,321	559,129
Laredo Petroleum, Inc. *	83,285	89,948
Liberty Oilfield Services, Inc., Class A	25,762	172,348
Magnolia Oil & Gas Corp., Class A *	52,259	392,465
Marathon Oil Corp.	401,765	3,326,614
Marathon Petroleum Corp.	330,386	15,666,904
Matador Resources Co. *	57,127	550,704
Matrix Service Co. *	14,943	180,511
Murphy Oil Corp.	77,072	1,452,807
Nabors Industries Ltd.	168,847	297,171
NACCO Industries, Inc., Class A	2,318	95,548
National Oilwell Varco, Inc.	194,660	3,642,089
Natural Gas Services Group, Inc. *	6,393	63,163
Newpark Resources, Inc. *	44,849	157,420
NexTier Oilfield Solutions, Inc. *	84,806	395,196
Nine Energy Service, Inc. *	11,752	47,713
Noble Corp. plc *	126,119	88,435
Noble Energy, Inc.	242,413	3,837,398
Northern Oil & Gas, Inc. *	98,262	142,480
Oasis Petroleum, Inc. *	157,984	258,304
Occidental Petroleum Corp.	452,189	14,804,668

7
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Oceaneering International, Inc. *	51,276	540,449
Oil States International, Inc. *	31,315	247,702
ONEOK, Inc.	208,845	13,934,138
Overseas Shipholding Group, Inc., Class A *	44,071	75,802
Par Pacific Holdings, Inc. *	18,871	313,070
Parsley Energy, Inc., Class A	157,144	2,105,730
Patterson-UTI Energy, Inc.	102,714	588,551
PBF Energy, Inc., Class A	51,725	1,158,123
PDC Energy, Inc. *	50,273	956,695
Peabody Energy Corp.	37,378	218,288
Penn Virginia Corp. *	6,723	106,896
Phillips 66	225,348	16,869,551
Pioneer Natural Resources Co.	83,642	10,269,565
ProPetro Holding Corp. *	38,581	337,970
QEP Resources, Inc.	123,988	278,973
Range Resources Corp.	106,467	294,914
Renewable Energy Group, Inc. *	18,209	481,628
REX American Resources Corp. *	2,406	168,444
Ring Energy, Inc. *	34,564	48,735
RPC, Inc.	26,095	89,767
SandRidge Energy, Inc. *	15,072	31,048
Schlumberger Ltd.	701,781	19,011,247
SEACOR Holdings, Inc. *	8,540	318,542
SEACOR Marine Holdings, Inc. *	11,455	91,067
Select Energy Services, Inc., Class A *	29,998	194,987
SM Energy Co.	50,931	334,617
Southwestern Energy Co. *	274,458	389,730
Talos Energy, Inc. *	9,425	133,835
Targa Resources Corp.	116,893	3,787,333
TechnipFMC plc	212,482	3,153,233
Tellurian, Inc. *(a)	49,903	89,825
TETRA Technologies, Inc. *	64,090	80,753
The Williams Cos., Inc.	612,336	11,665,001
Tidewater, Inc. *	20,448	284,023
Transocean Ltd. *	292,011	978,237
US Silica Holdings, Inc.	38,714	177,697
Valaris plc *(a)	102,019	376,450
Valero Energy Corp.	207,495	13,746,544
W&T Offshore, Inc. *	47,314	123,016
Whiting Petroleum Corp. *(a)	45,148	83,524
World Fuel Services Corp.	32,444	917,516
WPX Energy, Inc. *	221,659	2,068,078
		485,965,236

Food & Staples Retailing 1.4%
BJ's Wholesale Club Holdings, Inc. *	61,896	1,192,117
Casey's General Stores, Inc.	18,653	3,040,812
Costco Wholesale Corp.	223,933	62,956,524
Grocery Outlet Holding Corp. *	23,877	755,707
Ingles Markets, Inc., Class A	6,759	241,769
Natural Grocers by Vitamin Cottage, Inc.	3,751	25,882
Performance Food Group Co. *	58,908	2,497,699
PriceSmart, Inc.	11,456	637,985
Rite Aid Corp. *(a)	27,160	369,919
SpartanNash Co.	17,332	215,437
Sprouts Farmers Market, Inc. *	60,174	961,581
Sysco Corp.	259,008	17,262,883
The Andersons, Inc.	16,423	301,691
The Chefs' Warehouse, Inc. *	13,118	401,673
The Kroger Co.	404,883	11,389,359
United Natural Foods, Inc. *	28,815	186,433
US Foods Holding Corp. *	111,356	3,746,016
Village Super Market, Inc., Class A	4,839	99,441
Walgreens Boots Alliance, Inc.	381,536	17,459,087
Security	Number of Shares	Value ($)
Walmart, Inc.	719,028	77,424,935
Weis Markets, Inc.	8,532	317,817
		201,484,767

Food, Beverage & Tobacco 3.5%
Alico, Inc.	2,500	81,425
Altria Group, Inc.	947,536	38,252,028
Archer-Daniels-Midland Co.	284,220	10,700,883
B&G Foods, Inc. (a)	32,990	488,252
Beyond Meat, Inc. *(a)	5,196	465,821
Brown-Forman Corp., Class A	28,243	1,657,582
Brown-Forman Corp., Class B	92,204	5,662,248
Bunge Ltd.	71,966	3,378,804
Cal-Maine Foods, Inc.	15,979	557,507
Calavo Growers, Inc.	8,342	604,378
Campbell Soup Co.	85,386	3,852,616
Coca-Cola Consolidated, Inc.	2,487	488,397
Conagra Brands, Inc.	246,917	6,590,215
Constellation Brands, Inc., Class A	84,764	14,611,618
Darling Ingredients, Inc. *	83,282	2,140,347
Farmer Brothers Co. *	7,503	92,662
Flowers Foods, Inc.	97,070	2,089,917
Fresh Del Monte Produce, Inc.	15,358	421,116
Freshpet, Inc. *	15,852	1,053,524
General Mills, Inc.	307,170	15,051,330
Hormel Foods Corp.	140,761	5,855,658
Hostess Brands, Inc. *	58,815	747,539
Ingredion, Inc.	33,719	2,808,793
J&J Snack Foods Corp.	7,468	1,201,004
John B Sanfilippo & Son, Inc.	4,371	306,800
Kellogg Co.	125,686	7,600,232
Keurig Dr Pepper, Inc.	135,291	3,771,913
Lamb Weston Holdings, Inc.	73,761	6,409,093
Lancaster Colony Corp.	10,004	1,445,078
Landec Corp. *	13,857	142,173
Limoneira Co.	8,577	143,236
McCormick & Co., Inc. Non-Voting Shares	62,943	9,201,637
MGP Ingredients, Inc.	6,363	183,000
Molson Coors Beverage Co., Class B	95,298	4,727,734
Mondelez International, Inc., Class A	730,438	38,567,126
Monster Beverage Corp. *	194,580	12,143,738
National Beverage Corp. *(a)	6,212	262,705
PepsiCo, Inc.	706,645	93,298,339
Philip Morris International, Inc.	789,139	64,606,810
Pilgrim's Pride Corp. *	26,704	565,057
Post Holdings, Inc. *	33,480	3,390,185
Primo Water Corp. *	19,785	276,990
Sanderson Farms, Inc.	9,912	1,224,727
Seaboard Corp.	126	430,290
Seneca Foods Corp., Class A *	3,084	107,076
Simply Good Foods Co. *	42,874	945,800
The Boston Beer Co., Inc., Class A *	4,692	1,739,747
The Coca-Cola Co.	1,953,950	104,516,786
The Hain Celestial Group, Inc. *	40,714	966,143
The Hershey Co.	75,443	10,863,038
The J.M. Smucker Co.	57,851	5,958,075
The Kraft Heinz Co.	314,363	7,786,772
Tootsie Roll Industries, Inc.	8,396	269,344
TreeHouse Foods, Inc. *	28,157	1,073,063
Turning Point Brands, Inc.	4,358	113,962
Tyson Foods, Inc., Class A	149,092	10,112,910
Universal Corp.	13,121	647,521
Vector Group Ltd.	58,390	678,492
		513,329,256

8
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Health Care Equipment & Services 6.3%
Abbott Laboratories	895,539	68,983,369
ABIOMED, Inc. *	22,708	3,412,104
Acadia Healthcare Co., Inc. *	45,374	1,343,070
Accuray, Inc. *	50,839	150,738
Addus HomeCare Corp. *	6,713	512,001
Align Technology, Inc. *	36,225	7,909,729
Allscripts Healthcare Solutions, Inc. *	85,379	643,758
Amedisys, Inc. *	16,348	2,844,715
American Renal Associates Holdings, Inc. *	4,114	33,118
AmerisourceBergen Corp.	75,892	6,399,213
AMN Healthcare Services, Inc. *	24,030	1,768,608
AngioDynamics, Inc. *	18,124	208,245
Antares Pharma, Inc. *	68,102	211,116
Anthem, Inc.	128,609	33,064,088
Apollo Medical Holdings, Inc. *	12,705	221,956
AtriCure, Inc. *	21,174	813,505
Atrion Corp.	764	470,861
Avanos Medical, Inc. *	25,132	814,528
AxoGen, Inc. *	17,792	220,265
Axonics Modulation Technologies, Inc. *(a)	7,557	267,858
Baxter International, Inc.	258,260	21,556,962
Becton Dickinson & Co.	137,147	32,616,300
BioTelemetry, Inc. *	17,366	741,876
Boston Scientific Corp. *	707,008	26,435,029
Brookdale Senior Living, Inc. *	92,228	605,938
Cantel Medical Corp.	19,367	1,222,058
Capital Senior Living Corp. *	17,598	45,051
Cardinal Health, Inc.	147,741	7,700,261
Cardiovascular Systems, Inc. *	18,117	681,562
Castlight Health, Inc., Class B *	29,879	27,079
Centene Corp. *	295,019	15,641,907
Cerner Corp.	158,189	10,957,752
Cerus Corp. *	71,219	366,066
Change Healthcare, Inc. *(a)	22,743	309,077
Chemed Corp.	8,158	3,406,944
Cigna Corp.	189,516	34,670,057
Community Health Systems, Inc. *	57,511	283,529
Computer Programs & Systems, Inc.	6,851	183,470
CONMED Corp.	14,433	1,365,939
CorVel Corp. *	4,939	340,495
Covetrus, Inc. *	50,814	564,544
CryoLife, Inc. *	18,520	474,668
CryoPort, Inc. *	18,097	302,220
CVS Health Corp.	659,008	39,000,093
Danaher Corp.	324,133	46,863,149
DaVita, Inc. *	46,146	3,581,853
DENTSPLY SIRONA, Inc.	112,120	5,520,789
DexCom, Inc. *	46,371	12,798,396
Edwards Lifesciences Corp. *	105,795	21,671,048
Encompass Health Corp.	50,703	3,794,613
Envista Holdings Corp. *	80,064	2,032,024
Enzo Biochem, Inc. *	20,096	42,804
Evolent Health, Inc., Class A *	38,089	351,942
GenMark Diagnostics, Inc. *	27,158	94,781
Glaukos Corp. *	20,107	884,306
Globus Medical, Inc., Class A *	39,071	1,767,181
Guardant Health, Inc. *	20,583	1,789,898
Haemonetics Corp. *	25,858	2,801,197
Hanger, Inc. *	17,988	414,983
HCA Healthcare, Inc.	133,902	17,006,893
Health Catalyst, Inc. *	3,772	114,593
HealthEquity, Inc. *	35,341	2,508,858
HealthStream, Inc. *	13,693	333,014
Henry Schein, Inc. *	75,200	4,582,688
Security	Number of Shares	Value ($)
Heska Corp. *	3,923	374,529
Hill-Rom Holdings, Inc.	33,907	3,256,767
HMS Holdings Corp. *	44,186	1,014,952
Hologic, Inc. *	135,176	6,369,493
Humana, Inc.	67,024	21,426,232
ICU Medical, Inc. *	9,732	1,905,623
IDEXX Laboratories, Inc. *	43,323	11,026,137
Inogen, Inc. *	9,226	422,366
Inovalon Holdings, Inc., Class A *	39,309	765,739
Inspire Medical Systems, Inc. *	7,479	642,222
Insulet Corp. *	31,213	5,929,534
Integer Holdings Corp. *	16,555	1,492,764
Integra LifeSciences Holdings Corp. *	36,586	1,906,131
Intuitive Surgical, Inc. *	58,633	31,307,677
Invacare Corp.	17,174	130,179
iRhythm Technologies, Inc. *	13,293	1,156,092
Laboratory Corp. of America Holdings *	49,022	8,612,675
Lantheus Holdings, Inc. *	21,146	328,820
LeMaitre Vascular, Inc.	7,390	210,615
LHC Group, Inc. *	15,712	1,908,380
LivaNova plc *	24,975	1,741,257
Livongo Health, Inc. *(a)	6,518	163,015
Magellan Health, Inc. *	11,014	660,950
Masimo Corp. *	24,760	4,044,051
McKesson Corp.	91,619	12,813,833
MEDNAX, Inc. *	42,523	726,718
Medtronic plc	680,037	68,459,325
Meridian Bioscience, Inc. *	23,476	187,573
Merit Medical Systems, Inc. *	27,679	996,721
Mesa Laboratories, Inc.	2,089	499,877
Molina Healthcare, Inc. *	32,217	3,948,193
National HealthCare Corp.	6,083	451,419
National Research Corp.	6,139	337,584
Natus Medical, Inc. *	18,124	487,173
Neogen Corp. *	27,004	1,640,493
Nevro Corp. *	15,915	2,071,337
NextGen Healthcare, Inc. *	24,527	320,813
NuVasive, Inc. *	26,652	1,753,968
Omnicell, Inc. *	21,619	1,761,300
Option Care Health, Inc. *	17,376	256,296
OraSure Technologies, Inc. *	31,842	192,007
Orthofix Medical, Inc. *	9,215	325,658
Owens & Minor, Inc.	26,249	179,281
Patterson Cos., Inc.	45,355	1,078,995
Penumbra, Inc. *	16,054	2,662,716
PetIQ, Inc. *	9,209	286,400
Phreesia, Inc. *	11,633	361,088
Premier, Inc., Class A *	33,925	998,413
Progyny, Inc. *	5,016	138,090
Quest Diagnostics, Inc.	68,139	7,226,822
Quidel Corp. *	19,119	1,476,752
R1 RCM, Inc. *	54,453	668,683
RadNet, Inc. *	20,281	414,341
ResMed, Inc.	72,793	11,571,175
SeaSpine Holdings Corp. *	9,403	132,864
Select Medical Holdings Corp. *	55,708	1,333,650
Senseonics Holdings, Inc. *	71,061	99,485
Shockwave Medical, Inc. *	4,898	196,606
SI-BONE, Inc. *	7,753	149,710
Silk Road Medical, Inc. *	3,345	133,298
Simulations Plus, Inc.	6,210	202,198
SmileDirectClub, Inc. *(a)	29,022	217,085
STAAR Surgical Co. *	13,608	427,019
STERIS plc	42,745	6,780,212
Stryker Corp.	163,113	31,087,707
Surgery Partners, Inc. *	8,548	140,358
Surmodics, Inc. *	6,347	221,574
Tabula Rasa HealthCare, Inc. *	10,118	568,328

9
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Tactile Systems Technology, Inc. *	10,170	512,670
Tandem Diabetes Care, Inc. *	28,309	2,113,550
Teladoc Health, Inc. *	37,014	4,625,269
Teleflex, Inc.	23,361	7,826,402
Tenet Healthcare Corp. *	52,447	1,378,307
The Cooper Cos., Inc.	25,088	8,142,812
The Ensign Group, Inc.	25,213	1,121,979
The Pennant Group, Inc. *	12,606	342,505
The Providence Service Corp. *	5,973	369,012
Tivity Health, Inc. *	23,569	298,619
TransMedics Group, Inc. *	3,255	51,104
Triple-S Management Corp., Class B *	10,934	163,901
UnitedHealth Group, Inc.	480,449	122,495,277
Universal Health Services, Inc., Class B	40,571	5,020,256
US Physical Therapy, Inc.	6,300	656,586
Varex Imaging Corp. *	19,623	455,646
Varian Medical Systems, Inc. *	46,070	5,665,228
Veeva Systems, Inc., Class A *	66,365	9,421,839
ViewRay, Inc. *	51,945	149,082
Vocera Communications, Inc. *	16,108	392,874
West Pharmaceutical Services, Inc.	37,496	5,645,398
Wright Medical Group N.V. *	64,182	1,941,506
Zimmer Biomet Holdings, Inc.	105,250	14,329,787
		924,645,679

Household & Personal Products 1.7%
BellRing Brands, Inc., Class A *	19,729	387,675
Central Garden & Pet Co. *	5,212	139,577
Central Garden & Pet Co., Class A *	19,824	501,746
Church & Dwight Co., Inc.	123,640	8,595,453
Colgate-Palmolive Co.	434,326	29,347,408
Coty, Inc., Class A	150,733	1,391,266
Edgewell Personal Care Co. *	28,186	855,727
elf Beauty, Inc. *	13,450	214,662
Energizer Holdings, Inc.	32,794	1,409,814
Herbalife Nutrition Ltd. *	46,434	1,502,604
Inter Parfums, Inc.	8,871	532,792
Kimberly-Clark Corp.	173,657	22,782,062
Medifast, Inc.	6,049	502,732
Nu Skin Enterprises, Inc., Class A	28,595	701,149
Revlon, Inc., Class A *(a)	3,422	59,235
Spectrum Brands Holdings, Inc.	23,288	1,254,990
The Clorox Co.	63,656	10,148,040
The Estee Lauder Cos., Inc., Class A	112,869	20,722,748
The Procter & Gamble Co.	1,263,152	143,026,701
USANA Health Sciences, Inc. *	6,910	456,751
WD-40 Co.	7,139	1,231,406
		245,764,538

Insurance 2.5%
Aflac, Inc.	372,805	15,974,694
Alleghany Corp. *	7,321	4,921,542
Ambac Financial Group, Inc. *	22,534	433,103
American Equity Investment Life Holding Co.	44,883	1,134,642
American Financial Group, Inc.	37,693	3,483,587
American International Group, Inc.	440,690	18,579,490
American National Insurance Co.	4,368	429,636
AMERISAFE, Inc.	9,573	623,872
Aon plc	118,659	24,681,072
Arch Capital Group Ltd. *	205,212	8,296,721
Argo Group International Holdings Ltd.	17,225	969,079
Arthur J. Gallagher & Co.	94,955	9,257,163
Assurant, Inc.	30,440	3,670,760
Assured Guaranty Ltd.	48,161	1,965,450
Athene Holding Ltd., Class A *	59,420	2,451,075
Security	Number of Shares	Value ($)
Axis Capital Holdings Ltd.	42,642	2,393,069
Brighthouse Financial, Inc. *	54,672	1,959,444
Brown & Brown, Inc.	119,659	5,146,534
BRP Group, Inc., Class A *	9,617	148,486
Chubb Ltd.	229,655	33,306,865
Cincinnati Financial Corp.	76,894	7,169,597
Citizens, Inc. *	22,580	131,867
CNA Financial Corp.	13,674	568,565
CNO Financial Group, Inc.	78,063	1,250,569
Crawford & Co., Class A	7,038	52,363
Crawford & Co., Class B	7,105	48,527
Donegal Group, Inc., Class A	4,607	65,742
eHealth, Inc. *	10,628	1,247,196
Employers Holdings, Inc.	15,284	589,045
Enstar Group Ltd. *	7,618	1,358,975
Erie Indemnity Co., Class A	9,394	1,342,590
Everest Re Group Ltd.	20,769	5,148,220
FBL Financial Group, Inc., Class A	4,999	238,752
Fidelity National Financial, Inc.	140,211	5,434,578
First American Financial Corp.	56,786	3,242,481
Genworth Financial, Inc., Class A *	250,583	977,274
Global Indemnity Ltd.	3,150	100,044
Globe Life, Inc.	50,506	4,679,886
Goosehead Insurance, Inc., Class A	5,944	322,403
Greenlight Capital Re Ltd., Class A *	15,747	132,905
Health Insurance Innovations, Inc., Class A *(a)	4,321	127,081
Horace Mann Educators Corp.	21,631	842,095
Independence Holding Co.	2,501	92,812
James River Group Holdings Ltd.	14,598	589,905
Kemper Corp.	31,770	2,187,047
Kinsale Capital Group, Inc.	10,683	1,297,664
Lincoln National Corp.	100,181	4,547,216
Loews Corp.	129,620	5,914,561
Markel Corp. *	7,024	8,299,558
Marsh & McLennan Cos., Inc.	255,697	26,735,678
MBIA, Inc. *	40,379	314,956
Mercury General Corp.	13,902	602,096
MetLife, Inc.	396,955	16,957,918
National General Holdings Corp.	31,764	618,445
National Western Life Group, Inc., Class A	1,265	302,246
NI Holdings, Inc. *	3,867	54,602
Old Republic International Corp.	144,766	2,854,786
Palomar Holdings, Inc. *	9,119	463,336
Primerica, Inc.	20,623	2,296,165
Principal Financial Group, Inc.	130,046	5,772,742
ProAssurance Corp.	28,134	763,838
ProSight Global, Inc. *	4,417	59,188
Prudential Financial, Inc.	204,216	15,408,097
Reinsurance Group of America, Inc.	31,678	3,865,666
RenaissanceRe Holdings Ltd.	22,688	3,866,035
RLI Corp.	20,470	1,645,379
Safety Insurance Group, Inc.	7,480	588,975
Selective Insurance Group, Inc.	29,847	1,664,866
State Auto Financial Corp.	8,874	221,673
Stewart Information Services Corp.	12,421	449,392
The Allstate Corp.	164,180	17,279,945
The Hanover Insurance Group, Inc.	19,752	2,341,402
The Hartford Financial Services Group, Inc.	183,497	9,165,675
The Progressive Corp.	296,779	21,712,352
The Travelers Cos., Inc.	131,209	15,720,150
Third Point Reinsurance Ltd. *	41,575	370,849
Trupanion, Inc. *(a)	15,980	491,225
United Fire Group, Inc.	11,344	434,929
United Insurance Holdings Corp.	11,746	110,412
Universal Insurance Holdings, Inc.	16,048	332,033

10
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Unum Group	103,200	2,405,592
W.R. Berkley Corp.	74,126	4,976,820
Watford Holdings Ltd. *	2,739	62,531
White Mountains Insurance Group Ltd.	1,561	1,545,546
Willis Towers Watson plc	65,458	12,387,927
		372,669,269

Materials 2.7%
AdvanSix, Inc. *	14,030	203,856
Air Products & Chemicals, Inc.	111,625	24,513,966
AK Steel Holding Corp. *	153,224	353,947
Albemarle Corp.	53,795	4,403,121
Alcoa Corp. *	95,725	1,327,706
Allegheny Technologies, Inc. *	62,216	1,063,271
Amcor plc	821,983	7,660,882
American Vanguard Corp.	12,922	197,061
AptarGroup, Inc.	32,831	3,318,229
Ashland Global Holdings, Inc.	30,506	2,182,399
Avery Dennison Corp.	42,678	4,886,204
Axalta Coating Systems Ltd. *	105,563	2,630,630
Balchem Corp.	16,192	1,529,496
Ball Corp.	165,247	11,643,304
Berry Global Group, Inc. *	66,909	2,539,866
Boise Cascade Co.	20,269	719,144
Cabot Corp.	28,055	1,048,696
Carpenter Technology Corp.	24,017	882,625
Celanese Corp.	60,928	5,711,391
Century Aluminum Co. *	24,336	141,149
CF Industries Holdings, Inc.	110,648	4,078,485
Chase Corp.	3,389	300,909
Clearwater Paper Corp. *	8,768	239,103
Cleveland-Cliffs, Inc. (a)	136,024	790,299
Coeur Mining, Inc. *	126,285	525,346
Commercial Metals Co.	60,196	1,099,179
Compass Minerals International, Inc.	16,964	925,386
Corteva, Inc.	379,692	10,327,622
Crown Holdings, Inc. *	68,716	4,844,478
Domtar Corp.	28,763	827,512
Dow, Inc.	377,809	15,267,262
DuPont de Nemours, Inc.	376,798	16,164,634
Eagle Materials, Inc.	21,375	1,687,129
Eastman Chemical Co.	69,143	4,252,986
Ecolab, Inc.	127,344	22,979,225
Element Solutions, Inc. *	112,572	1,169,623
Ferro Corp. *	42,724	496,453
FMC Corp.	66,435	6,185,098
Forterra, Inc. *	12,741	172,513
Freeport-McMoRan, Inc.	735,868	7,329,245
FutureFuel Corp.	14,004	142,421
GCP Applied Technologies, Inc. *	27,212	529,818
Graphic Packaging Holding Co.	147,473	1,993,835
Greif, Inc., Class A	15,301	540,737
Greif, Inc., Class B	1,387	55,494
H.B. Fuller Co.	25,928	1,017,155
Hawkins, Inc.	5,043	180,287
Haynes International, Inc.	6,145	155,530
Hecla Mining Co.	258,903	683,504
Huntsman Corp.	100,222	1,898,205
Ingevity Corp. *	21,238	956,560
Innospec, Inc.	11,974	1,036,230
International Flavors & Fragrances, Inc. (a)	54,141	6,485,009
International Paper Co.	198,227	7,326,470
Kaiser Aluminum Corp.	7,836	740,894
Koppers Holdings, Inc. *	9,452	206,621
Kraton Corp. *	15,521	157,073
Kronos Worldwide, Inc.	9,314	93,047
Security	Number of Shares	Value ($)
Linde plc	272,239	52,000,371
Livent Corp. *	73,612	657,355
Loop Industries, Inc. *(a)	8,151	71,566
Louisiana-Pacific Corp.	59,081	1,680,854
LyondellBasell Industries N.V., Class A	131,141	9,371,336
Martin Marietta Materials, Inc.	31,533	7,174,703
Materion Corp.	10,921	495,158
McEwen Mining, Inc. *	138,763	124,887
Mercer International, Inc.	21,119	187,114
Minerals Technologies, Inc.	18,161	814,884
Myers Industries, Inc.	19,243	261,128
Neenah, Inc.	8,372	483,650
NewMarket Corp.	3,788	1,471,979
Newmont Corp.	416,906	18,606,515
Nucor Corp.	152,957	6,324,772
O-I Glass, Inc.	78,864	851,731
Olin Corp.	82,892	1,342,021
OMNOVA Solutions, Inc. *	28,150	284,597
P.H. Glatfelter Co.	22,916	326,782
Packaging Corp. of America	47,733	4,325,564
PolyOne Corp.	45,734	1,132,374
PPG Industries, Inc.	119,401	12,471,434
PQ Group Holdings, Inc. *	18,058	239,630
Quaker Chemical Corp.	6,423	1,012,072
Rayonier Advanced Materials, Inc.	23,227	56,906
Reliance Steel & Aluminum Co.	33,939	3,471,620
Resolute Forest Products, Inc. *	45,206	120,248
Royal Gold, Inc.	33,184	3,201,260
RPM International, Inc.	65,585	4,204,654
Schnitzer Steel Industries, Inc., Class A	13,075	215,476
Schweitzer-Mauduit International, Inc.	15,116	509,712
Sealed Air Corp.	77,308	2,343,205
Sensient Technologies Corp.	21,372	1,051,075
Silgan Holdings, Inc.	39,367	1,127,077
Sonoco Products Co.	50,380	2,428,820
Steel Dynamics, Inc.	108,367	2,885,813
Stepan Co.	10,325	906,845
Summit Materials, Inc., Class A *	57,339	1,120,404
SunCoke Energy, Inc.	45,206	208,400
The Chemours Co.	84,872	1,261,198
The Mosaic Co.	175,914	2,995,815
The Scotts Miracle-Gro Co.	20,033	2,123,298
The Sherwin-Williams Co.	41,719	21,558,293
TimkenSteel Corp. *	21,286	107,920
Tredegar Corp.	13,335	227,495
Trinseo S.A.	20,192	441,801
Tronox Holdings plc, Class A *	50,914	373,709
United States Lime & Minerals, Inc.	1,458	117,442
United States Steel Corp.	83,713	671,378
US Concrete, Inc. *	7,558	202,857
Valvoline, Inc.	95,349	1,859,306
Venator Materials plc *	23,295	62,198
Verso Corp., Class A *	19,236	313,739
Vulcan Materials Co.	67,008	8,058,382
W.R. Grace & Co.	28,380	1,605,173
Warrior Met Coal, Inc.	25,677	454,996
Westlake Chemical Corp.	17,207	961,355
Westrock Co.	129,774	4,314,986
Worthington Industries, Inc.	18,249	580,318
		394,673,971

Media & Entertainment 7.8%
Activision Blizzard, Inc.	389,736	22,655,354
Alphabet, Inc., Class A *	151,915	203,452,164
Alphabet, Inc., Class C *	151,538	202,959,390
Altice USA, Inc., Class A *	156,510	4,047,349

11
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
AMC Entertainment Holdings, Inc., Class A (a)	29,316	183,518
AMC Networks, Inc., Class A *	23,014	713,434
ANGI Homeservices, Inc., Class A *(a)	38,379	273,642
Cable One, Inc.	2,567	4,037,942
Cardlytics, Inc. *	9,508	754,840
Cargurus, Inc. *	35,889	914,811
Cars.com, Inc. *	32,218	292,539
Central European Media Enterprises Ltd., Class A *	38,009	168,380
Charter Communications, Inc., Class A *	79,491	39,202,576
Cinemark Holdings, Inc.	54,137	1,405,397
Clear Channel Outdoor Holdings, Inc. *	182,921	378,646
Comcast Corp., Class A	2,304,243	93,160,544
Discovery, Inc., Class A *	80,167	2,060,292
Discovery, Inc., Class C *	169,082	4,243,958
DISH Network Corp., Class A *	129,828	4,351,835
Electronic Arts, Inc. *	148,340	15,037,226
Emerald Holding, Inc.	15,425	105,815
Entercom Communications Corp., Class A	61,622	213,828
Entravision Communications Corp., Class A	29,100	58,491
Eventbrite, Inc., Class A *	18,393	268,722
Facebook, Inc., Class A *	1,220,469	234,903,668
Fox Corp., Class A	178,798	5,496,250
Fox Corp., Class B *	82,155	2,501,620
Gannett Co., Inc.	61,025	256,305
Glu Mobile, Inc. *	54,018	384,608
Gray Television, Inc. *	45,490	860,671
Hemisphere Media Group, Inc. *	11,016	139,132
IAC/InterActiveCorp *	36,622	7,468,691
iHeartMedia, Inc. Class A *	28,879	436,362
John Wiley & Sons, Inc., Class A	22,844	849,568
Liberty Broadband Corp., Class A *	12,389	1,532,272
Liberty Broadband Corp., Class C *	76,980	9,691,012
Liberty Global plc, Class A *	83,325	1,626,504
Liberty Global plc, Class C *	208,543	3,876,814
Liberty Latin America Ltd., Class A *	22,092	334,694
Liberty Latin America Ltd., Class C *	57,353	871,192
Liberty Media Corp. - Liberty Braves, Class A *	5,424	141,132
Liberty Media Corp. - Liberty Braves, Class C *	17,259	448,389
Liberty Media Corp. - Liberty Formula One, Class A *	12,559	470,837
Liberty Media Corp. - Liberty Formula One, Class C *	103,410	4,039,195
Liberty Media Corp. - Liberty SiriusXM, Class A *	41,757	1,865,285
Liberty Media Corp. - Liberty SiriusXM, Class C *	74,677	3,332,088
Liberty TripAdvisor Holdings, Inc., Class A *	36,862	160,534
Lions Gate Entertainment Corp., Class A *	27,979	222,433
Lions Gate Entertainment Corp., Class B *	54,366	402,308
Live Nation Entertainment, Inc. *	71,816	4,364,258
Loral Space & Communications, Inc. *	5,716	177,539
Match Group, Inc. *(a)	27,423	1,782,495
Meredith Corp.	19,976	526,368
MSG Networks, Inc., Class A *	24,397	308,378
National CineMedia, Inc.	26,558	204,231
Netflix, Inc. *	222,406	82,074,486
News Corp., Class A	196,331	2,370,697
News Corp., Class B	61,369	763,430
Security	Number of Shares	Value ($)
Nexstar Media Group, Inc., Class A	23,651	2,719,392
Omnicom Group, Inc.	110,059	7,624,887
Pinterest, Inc., Class A *	51,662	1,007,409
QuinStreet, Inc. *	23,165	298,365
Roku, Inc. *	46,094	5,239,505
Scholastic Corp.	15,738	505,032
Sciplay Corp., Class A *	11,489	103,861
Sinclair Broadcast Group, Inc., Class A	33,268	772,150
Sirius XM Holdings, Inc.	690,628	4,378,582
Snap, Inc., Class A *	396,682	5,620,984
Take-Two Interactive Software, Inc. *	57,422	6,171,717
TechTarget, Inc. *	11,635	269,118
TEGNA, Inc.	111,241	1,592,971
The E.W. Scripps Co., Class A	27,858	331,510
The Interpublic Group of Cos., Inc.	195,499	4,175,859
The Madison Square Garden Co., Class A *	8,583	2,298,699
The Marcus Corp.	11,393	304,421
The New York Times Co., Class A	72,197	2,704,500
The Walt Disney Co.	914,380	107,576,807
Tribune Publishing Co.	9,048	103,781
TripAdvisor, Inc.	52,434	1,229,577
TrueCar, Inc. *	44,981	118,300
Twitter, Inc. *	393,343	13,058,988
ViacomCBS, Inc., Class B	279,214	6,871,457
WideOpenWest, Inc. *	15,097	94,960
World Wrestling Entertainment, Inc., Class A	24,137	1,128,887
Yelp, Inc. *	32,738	1,023,717
Zillow Group, Inc., Class A *	17,115	952,792
Zillow Group, Inc., Class C *	63,663	3,553,032
Zynga, Inc., Class A *	477,135	3,201,576
		1,160,856,975

Pharmaceuticals, Biotechnology & Life Sciences 7.7%
10X Genomics, Inc., Class A *	5,793	461,702
89bio, Inc. *(a)	2,822	100,661
AbbVie, Inc.	750,909	64,360,410
ACADIA Pharmaceuticals, Inc. *	56,891	2,431,521
Accelerate Diagnostics, Inc. *(a)	12,918	165,480
Acceleron Pharma, Inc. *	23,628	2,030,354
Acorda Therapeutics, Inc. *	44,793	64,502
Adaptive Biotechnologies Corp. *	11,353	319,019
Adverum Biotechnologies, Inc. *	30,776	378,853
Aerie Pharmaceuticals, Inc. *	20,729	362,757
Agenus, Inc. *	53,401	135,105
Agilent Technologies, Inc.	156,627	12,071,243
Agios Pharmaceuticals, Inc. *	29,898	1,419,557
Aimmune Therapeutics, Inc. *	19,887	473,509
Akcea Therapeutics, Inc. *	8,721	148,083
Akebia Therapeutics, Inc. *	55,120	488,914
Akero Therapeutics, Inc. *	3,797	82,661
Akorn, Inc. *	54,741	63,500
Alector, Inc. *	18,796	516,514
Alexion Pharmaceuticals, Inc. *	111,863	10,518,478
Alkermes plc *	78,451	1,634,919
Allakos, Inc. *	12,274	765,038
Allergan plc	166,375	31,722,721
Allogene Therapeutics, Inc. *	26,029	702,783
Alnylam Pharmaceuticals, Inc. *	56,426	6,639,083
AMAG Pharmaceuticals, Inc. *	17,677	136,997
Amgen, Inc.	301,661	60,250,752
Amicus Therapeutics, Inc. *	127,574	1,217,694
Amneal Pharmaceuticals, Inc. *	49,386	190,136
Amphastar Pharmaceuticals, Inc. *	16,328	251,288
AnaptysBio, Inc. *	12,401	185,395
ANI Pharmaceuticals, Inc. *	4,781	229,536

12
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Anika Therapeutics, Inc. *	7,554	315,455
Apellis Pharmaceuticals, Inc. *	25,381	878,690
Aprea Therapeutics, Inc. *	3,187	109,314
Arcus Biosciences, Inc. *	15,412	234,571
Arena Pharmaceuticals, Inc. *	25,896	1,154,962
Arrowhead Pharmaceuticals, Inc. *	50,567	1,788,049
Arvinas Holding Co. LLC *	7,590	357,717
Assembly Biosciences, Inc. *	15,941	288,851
Assertio Therapeutics, Inc. *	66,239	71,538
Atara Biotherapeutics, Inc. *	29,296	355,946
Athenex, Inc. *	23,360	285,459
Avantor, Inc. *	113,668	1,790,271
Avrobio, Inc. *	10,960	211,528
Axsome Therapeutics, Inc. *	13,799	1,076,322
Bio-Rad Laboratories, Inc., Class A *	10,909	3,840,186
Bio-Techne Corp.	19,226	3,631,599
BioCryst Pharmaceuticals, Inc. *	66,974	200,922
Biogen, Inc. *	91,794	28,308,352
Biohaven Pharmaceutical Holding Co., Ltd. *	21,972	970,284
BioMarin Pharmaceutical, Inc. *	90,646	8,191,679
Bluebird Bio, Inc. *	27,979	2,023,721
Blueprint Medicines Corp. *	27,320	1,478,832
Bridgebio Pharma, Inc. *	10,204	325,304
Bristol-Myers Squibb Co.	1,187,715	70,146,448
Bruker Corp.	51,355	2,237,024
Cara Therapeutics, Inc. *	20,763	312,068
CareDx, Inc. *	19,239	448,461
CASI Pharmaceuticals, Inc. *	25,120	44,462
Catalent, Inc. *	78,394	4,039,643
Catalyst Pharmaceuticals, Inc. *	48,741	205,200
Charles River Laboratories International, Inc. *	25,631	3,987,415
Chimerix, Inc. *	43,788	77,505
Clovis Oncology, Inc. *(a)	36,748	276,712
Codexis, Inc. *	24,525	285,716
Coherus Biosciences, Inc. *	29,929	579,126
Corcept Therapeutics, Inc. *	49,889	629,599
Cortexyme, Inc. *	2,562	128,741
Crinetics Pharmaceuticals, Inc. *(a)	2,522	51,903
Cytokinetics, Inc. *	32,516	453,273
CytomX Therapeutics, Inc. *	23,035	154,104
Deciphera Pharmaceuticals, Inc. *	9,019	480,172
Denali Therapeutics, Inc. *	37,370	738,805
Dicerna Pharmaceuticals, Inc. *	25,502	503,409
Dynavax Technologies Corp. *(a)	45,221	178,397
Eagle Pharmaceuticals, Inc. *	4,454	204,439
Editas Medicine, Inc. *	26,129	579,541
Eidos Therapeutics, Inc. *	3,102	156,899
Elanco Animal Health, Inc. *	200,430	5,491,782
Eli Lilly & Co.	427,935	53,975,442
Eloxx Pharmaceuticals, Inc. *	12,515	39,172
Emergent BioSolutions, Inc. *	22,760	1,335,557
Enanta Pharmaceuticals, Inc. *	8,557	435,380
Endo International plc *	102,398	565,237
Epizyme, Inc. *	36,552	783,309
Esperion Therapeutics, Inc. *	12,149	613,403
Exact Sciences Corp. *	70,671	5,720,817
Exelixis, Inc. *	152,727	2,839,195
Fate Therapeutics, Inc. *	31,570	921,844
FibroGen, Inc. *	40,499	1,692,858
Five Prime Therapeutics, Inc. *	19,464	74,547
Flexion Therapeutics, Inc. *	15,973	252,214
Frequency Therapeutics, Inc. *(a)	4,264	92,358
G1 Therapeutics, Inc. *	13,467	241,598
Geron Corp. *(a)	97,657	112,306
Gilead Sciences, Inc.	641,503	44,494,648
Global Blood Therapeutics, Inc. *	30,355	1,941,506
Security	Number of Shares	Value ($)
Gossamer Bio, Inc. *	19,227	252,451
Gritstone Oncology, Inc. *	10,503	88,225
Halozyme Therapeutics, Inc. *	58,177	1,138,524
Harpoon Therapeutics, Inc. *	5,276	80,934
Heron Therapeutics, Inc. *	39,371	734,269
Homology Medicines, Inc. *	12,410	198,560
Horizon Therapeutics plc *	95,240	3,259,113
IGM Biosciences, Inc. *(a)	6,096	313,395
Illumina, Inc. *	74,630	19,826,952
ImmunoGen, Inc. *	87,320	388,574
Immunomedics, Inc. *	92,942	1,487,072
Incyte Corp. *	90,369	6,814,726
Innoviva, Inc. *	32,070	431,983
Inovio Pharmaceuticals, Inc. *(a)	43,500	186,180
Insmed, Inc. *	43,721	1,088,653
Intellia Therapeutics, Inc. *	20,665	275,878
Intercept Pharmaceuticals, Inc. *	12,811	1,177,843
Intersect ENT, Inc. *	15,449	368,613
Intra-Cellular Therapies, Inc. *	28,987	611,626
Invitae Corp. *(a)	44,417	905,218
Ionis Pharmaceuticals, Inc. *	64,859	3,293,540
Iovance Biotherapeutics, Inc. *	57,912	1,905,884
IQVIA Holdings, Inc. *	91,300	12,735,437
Ironwood Pharmaceuticals, Inc. *	80,928	974,373
Jazz Pharmaceuticals plc *	28,343	3,247,541
Johnson & Johnson	1,334,603	179,477,411
Jounce Therapeutics, Inc. *	10,330	46,692
Karuna Therapeutics, Inc. *	5,277	460,471
Karyopharm Therapeutics, Inc. *	29,770	486,442
Kodiak Sciences, Inc. *	12,226	782,097
Krystal Biotech, Inc. *	5,676	303,382
Kura Oncology, Inc. *	20,439	246,699
La Jolla Pharmaceutical Co. *	13,627	92,664
Lannett Co., Inc. *	15,128	131,614
Lexicon Pharmaceuticals, Inc. *(a)	23,382	64,885
Ligand Pharmaceuticals, Inc. *	9,056	847,642
Luminex Corp.	22,608	559,774
MacroGenics, Inc. *	22,580	198,027
Madrigal Pharmaceuticals, Inc. *	4,299	370,445
Mallinckrodt plc *(a)	39,679	169,826
MannKind Corp. *(a)	90,955	115,513
Medpace Holdings, Inc. *	14,036	1,262,398
Merck & Co., Inc.	1,291,654	98,889,030
Mettler-Toledo International, Inc. *	12,339	8,658,276
Mirati Therapeutics, Inc. *	18,707	1,674,089
Moderna, Inc. *	112,924	2,928,119
Momenta Pharmaceuticals, Inc. *	62,196	1,759,525
Morphic Holding, Inc. *(a)	3,550	56,090
Mylan N.V. *	262,603	4,514,146
MyoKardia, Inc. *	23,525	1,491,250
Myriad Genetics, Inc. *	37,624	662,935
NanoString Technologies, Inc. *	16,936	603,938
NantKwest, Inc. *(a)	27,379	132,514
Natera, Inc. *	32,162	1,219,101
Nektar Therapeutics *	88,476	1,841,186
NeoGenomics, Inc. *	51,982	1,472,650
Neurocrine Biosciences, Inc. *	46,179	4,373,151
NextCure, Inc. *	4,774	199,362
NGM Biopharmaceuticals, Inc. *	1,704	30,740
Novavax, Inc. *(a)	12,325	197,200
Odonate Therapeutics, Inc. *	4,685	138,629
Omeros Corp. *(a)	24,040	286,316
OPKO Health, Inc. *	202,504	303,756
Optinose, Inc. *	16,146	97,683
Organogenesis Holdings, Inc. *	16,116	63,175
Pacific Biosciences of California, Inc. *	68,985	234,549
Pacira BioSciences, Inc. *	21,458	930,848
Paratek Pharmaceuticals, Inc. *(a)	15,072	72,044

13
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
PDL BioPharma, Inc. *	47,066	160,024
PerkinElmer, Inc.	56,460	4,880,402
Perrigo Co., plc	69,093	3,502,324
Personalis, Inc. *	4,524	39,495
Pfizer, Inc.	2,808,161	93,848,741
Phathom Pharmaceuticals, Inc. *	5,666	204,656
Phibro Animal Health Corp., Class A	10,314	260,428
Portola Pharmaceuticals, Inc. *	36,550	369,520
PRA Health Sciences, Inc. *	31,803	2,995,843
Precigen, Inc. *(a)	38,016	144,081
Precision BioSciences, Inc. *	5,678	45,481
Prestige Consumer Healthcare, Inc. *	26,070	973,975
Principia Biopharma, Inc. *	10,160	655,930
Progenics Pharmaceuticals, Inc. *	39,276	185,383
Prothena Corp. plc *	20,161	214,916
PTC Therapeutics, Inc. *	30,392	1,666,697
Puma Biotechnology, Inc. *	17,177	184,739
Quanterix Corp. *	8,244	188,046
Ra Pharmaceuticals, Inc. *	17,732	829,148
Radius Health, Inc. *	21,417	451,042
RAPT Therapeutics, Inc. *(a)	3,358	66,388
Reata Pharmaceuticals, Inc., Class A *	12,927	2,517,533
Regeneron Pharmaceuticals, Inc. *	40,404	17,962,406
REGENXBIO, Inc. *	16,637	665,480
Relmada Therapeutics, Inc. *	6,225	303,655
Repligen Corp. *	23,735	2,031,716
Retrophin, Inc. *	22,996	356,323
Revance Therapeutics, Inc. *	21,640	500,317
Rhythm Pharmaceuticals, Inc. *	14,414	275,019
Rocket Pharmaceuticals, Inc. *	16,088	313,555
Rubius Therapeutics, Inc. *(a)	17,192	143,897
Sage Therapeutics, Inc. *	26,128	1,228,016
Sangamo Therapeutics, Inc. *	61,761	526,821
Sarepta Therapeutics, Inc. *	35,821	4,100,430
Satsuma Pharmaceuticals, Inc. *	5,672	161,595
Seattle Genetics, Inc. *	58,125	6,618,112
Seres Therapeutics, Inc. *	25,210	79,159
SIGA Technologies, Inc. *	33,359	166,628
Spectrum Pharmaceuticals, Inc. *	56,942	162,854
SpringWorks Therapeutics, Inc. *	4,670	149,253
Stemline Therapeutics, Inc. *	23,048	138,749
Stoke Therapeutics, Inc. *	4,236	104,841
Supernus Pharmaceuticals, Inc. *	26,725	480,783
Syneos Health, Inc. *	31,928	2,022,639
Syros Pharmaceuticals, Inc. *	15,072	88,171
TCR2 Therapeutics, Inc. *	5,392	64,057
TG Therapeutics, Inc. *	44,714	561,161
TherapeuticsMD, Inc. *(a)	105,912	178,991
Theravance Biopharma, Inc. *	23,982	583,962
Thermo Fisher Scientific, Inc.	203,676	59,228,981
Tricida, Inc. *	14,242	452,611
Turning Point Therapeutics, Inc. *	7,385	366,074
Twist Bioscience Corp. *	14,664	449,012
Ultragenyx Pharmaceutical, Inc. *	28,231	1,583,194
United Therapeutics Corp. *	21,927	2,257,604
UNITY Biotechnology, Inc. *	11,978	71,988
Vanda Pharmaceuticals, Inc. *	26,024	287,045
Veracyte, Inc. *	22,496	555,426
Vericel Corp. *	22,592	348,820
Vertex Pharmaceuticals, Inc. *	130,447	29,224,041
Viela Bio, Inc. *(a)	4,244	185,208
Voyager Therapeutics, Inc. *	11,327	123,464
Waters Corp. *	32,655	6,364,133
WaVe Life Sciences Ltd. *(a)	9,153	77,251
Xencor, Inc. *	24,401	792,788
Y-mAbs Therapeutics, Inc. *	8,757	257,631
ZIOPHARM Oncology, Inc. *(a)	82,875	256,084
Security	Number of Shares	Value ($)
Zoetis, Inc.	241,394	32,160,923
Zogenix, Inc. *	21,563	540,800
		1,137,099,260

Real Estate 4.1%
Acadia Realty Trust	44,737	1,021,793
Agree Realty Corp.	23,115	1,660,119
Alexander & Baldwin, Inc.	35,732	671,762
Alexander's, Inc.	1,052	327,172
Alexandria Real Estate Equities, Inc.	62,018	9,419,294
Altisource Portfolio Solutions S.A. *	4,725	75,080
American Assets Trust, Inc.	23,990	994,386
American Campus Communities, Inc.	69,468	3,017,690
American Finance Trust, Inc.	53,806	559,582
American Homes 4 Rent, Class A	129,169	3,344,185
American Tower Corp.	224,697	50,961,280
Americold Realty Trust	97,367	2,986,246
Apartment Investment & Management Co., Class A	75,575	3,615,508
Apple Hospitality REIT, Inc.	105,467	1,378,454
Armada Hoffler Properties, Inc.	27,910	467,772
Ashford Hospitality Trust, Inc.	55,051	118,910
AvalonBay Communities, Inc.	70,654	14,172,486
Boston Properties, Inc.	72,768	9,382,706
Braemar Hotels & Resorts, Inc.	15,977	117,591
Brandywine Realty Trust	89,990	1,222,064
Brixmor Property Group, Inc.	150,008	2,731,646
Camden Property Trust	49,027	5,195,881
CareTrust REIT, Inc.	47,960	1,000,925
CBL & Associates Properties, Inc.	88,869	47,172
CBRE Group, Inc., Class A *	169,119	9,494,341
Cedar Realty Trust, Inc.	47,721	123,597
Chatham Lodging Trust	23,615	329,193
City Office REIT, Inc.	27,099	314,348
Colony Capital, Inc.	253,327	1,003,175
Columbia Property Trust, Inc.	60,054	1,132,618
Community Healthcare Trust, Inc.	9,154	436,005
CoreCivic, Inc.	61,047	904,106
CorEnergy Infrastructure Trust, Inc.	6,251	218,160
CorePoint Lodging, Inc.	20,483	163,045
CoreSite Realty Corp.	19,368	2,009,043
Corporate Office Properties Trust	56,338	1,427,605
Cousins Properties, Inc.	73,832	2,635,064
Crown Castle International Corp.	210,845	30,211,980
CubeSmart	97,300	2,945,271
CyrusOne, Inc.	57,781	3,500,373
DiamondRock Hospitality Co.	99,887	910,969
Digital Realty Trust, Inc.	105,407	12,660,435
Diversified Healthcare Trust	119,721	753,045
Douglas Emmett, Inc.	83,226	3,177,569
Duke Realty Corp.	185,558	6,025,068
Easterly Government Properties, Inc.	35,603	846,283
EastGroup Properties, Inc.	20,374	2,561,623
Empire State Realty Trust, Inc., Class A	77,390	905,463
EPR Properties	39,845	2,360,418
Equinix, Inc.	43,243	24,769,590
Equity Commonwealth	61,353	1,930,165
Equity LifeStyle Properties, Inc.	93,132	6,363,710
Equity Residential	177,101	13,300,285
Essential Properties Realty Trust, Inc.	46,531	1,066,025
Essex Property Trust, Inc.	33,759	9,565,950
eXp World Holdings, Inc. *(a)	9,667	92,417
Extra Space Storage, Inc.	65,837	6,607,401
Federal Realty Investment Trust	36,830	4,284,802
First Industrial Realty Trust, Inc.	64,071	2,466,734
Forestar Group, Inc. *	9,829	175,841
Four Corners Property Trust, Inc.	36,005	1,032,983

14
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Franklin Street Properties Corp.	52,037	371,024
Front Yard Residential Corp.	28,073	355,966
FRP Holdings, Inc. *	3,539	160,069
Gaming & Leisure Properties, Inc.	102,840	4,593,863
Getty Realty Corp.	16,342	463,132
Gladstone Commercial Corp.	14,169	267,369
Global Net Lease, Inc.	46,878	864,899
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	34,335	1,165,673
Healthcare Realty Trust, Inc.	66,319	2,274,742
Healthcare Trust of America, Inc., Class A	105,045	3,271,101
Healthpeak Properties, Inc.	251,197	7,947,873
Hersha Hospitality Trust	18,892	217,825
Highwoods Properties, Inc.	51,878	2,328,285
Host Hotels & Resorts, Inc.	361,967	5,241,282
Hudson Pacific Properties, Inc.	77,033	2,486,625
Independence Realty Trust, Inc.	46,082	611,047
Industrial Logistics Properties Trust	31,893	658,909
Innovative Industrial Properties, Inc.	8,961	823,874
Investors Real Estate Trust	5,933	417,980
Invitation Homes, Inc.	272,500	7,818,025
Iron Mountain, Inc.	145,261	4,417,387
iStar, Inc.	37,935	573,957
JBG SMITH Properties	64,584	2,368,941
Jones Lang LaSalle, Inc.	26,173	3,867,584
Kennedy-Wilson Holdings, Inc.	60,477	1,222,240
Kilroy Realty Corp.	49,268	3,581,291
Kimco Realty Corp.	214,112	3,714,843
Kite Realty Group Trust	43,731	706,256
Lamar Advertising Co., Class A	43,434	3,637,163
Lexington Realty Trust	124,938	1,295,607
Life Storage, Inc.	23,665	2,553,690
LTC Properties, Inc.	19,530	875,530
Mack-Cali Realty Corp.	46,534	883,215
Marcus & Millichap, Inc. *	11,371	363,417
Medical Properties Trust, Inc.	261,031	5,515,585
Mid-America Apartment Communities, Inc.	58,241	7,528,232
Monmouth Real Estate Investment Corp., Class A	50,666	719,457
National Health Investors, Inc.	21,685	1,772,315
National Retail Properties, Inc.	86,922	4,419,984
National Storage Affiliates Trust	29,686	1,001,606
New Senior Investment Group, Inc.	41,507	251,947
Newmark Group, Inc., Class A	80,840	772,022
NexPoint Residential Trust, Inc.	12,290	546,905
Office Properties Income Trust	23,320	679,312
Omega Healthcare Investors, Inc.	111,205	4,403,718
One Liberty Properties, Inc.	7,463	179,858
Outfront Media, Inc.	72,080	1,898,587
Paramount Group, Inc.	103,110	1,252,787
Park Hotels & Resorts, Inc.	121,543	2,219,375
Pebblebrook Hotel Trust	66,388	1,341,701
Pennsylvania Real Estate Investment Trust (a)	27,988	66,052
Physicians Realty Trust	93,161	1,757,016
Piedmont Office Realty Trust, Inc., Class A	63,986	1,381,458
PotlatchDeltic Corp.	34,140	1,254,304
Preferred Apartment Communities, Inc., Class A	22,815	217,655
Prologis, Inc.	374,409	31,555,191
PS Business Parks, Inc.	10,163	1,509,714
Public Storage	76,430	15,983,042
QTS Realty Trust, Inc., Class A	29,574	1,661,172
Rayonier, Inc.	64,577	1,713,228
Security	Number of Shares	Value ($)
RE/MAX Holdings, Inc., Class A	9,846	287,011
Realogy Holdings Corp.	55,035	510,174
Realty Income Corp.	164,504	11,908,445
Redfin Corp. *	41,982	1,136,033
Regency Centers Corp.	84,860	4,874,358
Retail Opportunity Investments Corp.	58,496	877,440
Retail Properties of America, Inc., Class A	104,712	1,096,335
Retail Value, Inc.	7,787	216,401
Rexford Industrial Realty, Inc.	56,091	2,623,376
RLJ Lodging Trust	84,498	1,116,219
RPT Realty	41,427	536,894
Ryman Hospitality Properties, Inc.	27,489	1,910,760
Sabra Health Care REIT, Inc.	96,559	1,887,728
Safehold, Inc.	5,358	292,654
Saul Centers, Inc.	5,754	247,480
SBA Communications Corp.	56,942	15,094,755
Seritage Growth Properties, Class A	17,024	585,285
Service Properties Trust	83,812	1,515,321
Simon Property Group, Inc.	155,238	19,106,693
SITE Centers Corp.	77,137	887,847
SL Green Realty Corp.	40,892	3,207,568
Spirit Realty Capital, Inc.	50,478	2,296,749
STAG Industrial, Inc.	75,218	2,104,600
STORE Capital Corp.	108,513	3,565,737
Summit Hotel Properties, Inc.	54,091	501,424
Sun Communities, Inc.	46,804	7,155,396
Sunstone Hotel Investors, Inc.	115,073	1,260,049
Tanger Factory Outlet Centers, Inc. (a)	48,711	583,558
Taubman Centers, Inc.	31,289	1,628,905
Tejon Ranch Co. *	9,423	142,099
Terreno Realty Corp.	34,112	1,871,725
The GEO Group, Inc.	61,177	895,631
The Howard Hughes Corp. *	21,888	2,361,277
The Macerich Co.	55,789	1,139,211
The RMR Group, Inc., Class A	7,876	293,460
The St. Joe Co. *	16,055	315,802
UDR, Inc.	148,137	6,663,202
UMH Properties, Inc.	17,547	254,607
Uniti Group, Inc.	101,953	995,061
Universal Health Realty Income Trust	6,412	690,701
Urban Edge Properties	60,010	972,162
Urstadt Biddle Properties, Inc.	194	3,265
Urstadt Biddle Properties, Inc., Class A	13,892	286,314
Ventas, Inc.	188,252	10,122,310
VEREIT, Inc.	541,058	4,685,562
VICI Properties, Inc.	233,441	5,850,031
Vornado Realty Trust	81,990	4,393,024
Washington Prime Group, Inc. (a)	96,313	264,861
Washington Real Estate Investment Trust	41,523	1,114,893
Weingarten Realty Investors	60,810	1,637,613
Welltower, Inc.	206,645	15,461,179
Weyerhaeuser Co.	376,847	9,790,485
Whitestone REIT	18,892	232,183
WP Carey, Inc.	86,947	6,730,567
Xenia Hotels & Resorts, Inc.	55,478	829,951
		604,209,682

Retailing 6.0%
1-800-Flowers.com, Inc., Class A *	11,250	202,950
Aaron's, Inc.	34,088	1,340,681
Abercrombie & Fitch Co., Class A	32,752	430,034
Advance Auto Parts, Inc.	34,957	4,648,582
Amazon.com, Inc. *	211,190	397,829,162
America's Car-Mart, Inc. *	3,259	334,927
American Eagle Outfitters, Inc.	79,382	1,022,440
Asbury Automotive Group, Inc. *	9,644	854,844

15
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
At Home Group, Inc. *	24,116	120,580
AutoNation, Inc. *	30,279	1,293,822
AutoZone, Inc. *	12,083	12,475,818
Barnes & Noble Education, Inc. *	21,502	71,172
Bed Bath & Beyond, Inc. (a)	66,229	715,935
Best Buy Co., Inc.	115,183	8,713,594
Big Lots, Inc.	18,346	290,050
Booking Holdings, Inc. *	21,208	35,961,557
Boot Barn Holdings, Inc. *	13,619	417,695
Burlington Stores, Inc. *	33,491	7,242,764
Caleres, Inc.	21,369	246,385
Camping World Holdings, Inc., Class A	14,354	196,363
CarMax, Inc. *	82,939	7,241,404
Carvana Co. *	25,228	2,091,653
Chewy, Inc., Class A *	27,257	806,807
Chico's FAS, Inc.	59,648	239,188
Conn's, Inc. *	9,667	78,786
Core-Mark Holding Co., Inc.	22,999	529,207
Designer Brands, Inc., Class A	29,227	394,857
Dick's Sporting Goods, Inc.	32,722	1,191,408
Dillard's, Inc., Class A (a)	5,168	290,907
Dollar General Corp.	129,373	19,444,762
Dollar Tree, Inc. *	119,624	9,932,381
Duluth Holdings, Inc., Class B *	5,029	34,499
eBay, Inc.	389,956	13,508,076
Etsy, Inc. *	59,502	3,439,811
Expedia Group, Inc.	70,749	6,977,266
Express, Inc. *	33,928	125,534
Five Below, Inc. *	28,400	2,753,380
Floor & Decor Holdings, Inc., Class A *	34,863	1,779,756
Foot Locker, Inc.	54,908	1,990,415
Funko, Inc., Class A *	8,929	72,414
GameStop Corp., Class A (a)	52,793	190,055
Genesco, Inc. *	7,647	263,133
Genuine Parts Co.	73,333	6,397,571
GNC Holdings, Inc., Class A *(a)	46,183	77,587
Group 1 Automotive, Inc.	9,014	768,263
Groupon, Inc. *	227,373	304,680
GrubHub, Inc. *	46,250	2,225,087
Guess?, Inc.	21,366	346,129
Haverty Furniture Cos., Inc.	10,371	174,440
Hibbett Sports, Inc. *	10,440	203,789
J.C. Penney Co., Inc. *	181,689	125,365
Kohl's Corp.	78,929	3,090,070
L Brands, Inc.	118,319	2,562,790
Lands' End, Inc. *	7,325	77,206
Liquidity Services, Inc. *	14,259	55,895
Lithia Motors, Inc., Class A	11,428	1,361,760
LKQ Corp. *	153,917	4,552,865
Lowe's Cos., Inc.	388,980	41,453,599
Lumber Liquidators Holdings, Inc. *	13,313	130,467
Macy's, Inc.	157,199	2,079,743
MarineMax, Inc. *	11,446	193,781
Monro, Inc.	17,154	962,682
Murphy USA, Inc. *	14,634	1,426,815
National Vision Holdings, Inc. *	39,893	1,389,074
Nordstrom, Inc.	53,848	1,868,526
O'Reilly Automotive, Inc. *	38,279	14,114,233
Office Depot, Inc.	280,068	658,160
Ollie's Bargain Outlet Holdings, Inc. *	27,745	1,411,388
Overstock.com, Inc. *	16,134	104,226
Party City Holdco, Inc. *	27,292	54,311
Penske Automotive Group, Inc.	16,895	777,508
PetMed Express, Inc.	9,710	256,344
Pool Corp.	20,255	4,272,995
Quotient Technology, Inc. *	40,678	364,068
Qurate Retail, Inc., Series A *	197,015	1,343,642
Rent-A-Center, Inc.	25,303	538,701
Security	Number of Shares	Value ($)
RH *	8,329	1,510,881
Ross Stores, Inc.	183,919	20,006,709
Sally Beauty Holdings, Inc. *	57,746	718,360
Shoe Carnival, Inc.	4,615	138,035
Shutterstock, Inc. *	8,946	344,779
Signet Jewelers Ltd.	26,220	611,450
Sleep Number Corp. *	14,044	618,638
Sonic Automotive, Inc., Class A	11,110	311,080
Sportsman's Warehouse Holdings, Inc. *	24,798	148,788
Stamps.com, Inc. *	8,497	1,199,012
Stitch Fix, Inc., Class A *(a)	12,160	292,205
Tailored Brands, Inc. (a)	25,661	83,911
Target Corp.	256,809	26,451,327
The Buckle, Inc.	15,788	357,282
The Cato Corp., Class A	11,238	181,718
The Children's Place, Inc.	7,690	442,944
The Gap, Inc.	107,395	1,538,970
The Home Depot, Inc.	553,075	120,481,858
The Michaels Cos., Inc. *	44,400	190,476
The RealReal, Inc. *	7,924	110,857
The Rubicon Project, Inc. *	21,828	247,748
The TJX Cos., Inc.	615,733	36,820,833
Tiffany & Co.	55,198	7,373,901
Tractor Supply Co.	59,568	5,272,364
Ulta Salon, Cosmetics & Fragrance, Inc. *	28,895	7,428,616
Urban Outfitters, Inc. *	35,386	831,925
Wayfair, Inc., Class A *	33,608	2,124,362
Weyco Group, Inc.	3,518	77,185
Williams-Sonoma, Inc.	39,420	2,459,414
Winmark Corp.	912	182,400
Zumiez, Inc. *	9,886	262,276
		882,329,118

Semiconductors & Semiconductor Equipment 4.1%
Advanced Energy Industries, Inc. *	18,873	1,122,472
Advanced Micro Devices, Inc. *	592,348	26,939,987
Ambarella, Inc. *	15,848	942,164
Amkor Technology, Inc. *	53,810	561,507
Analog Devices, Inc.	187,338	20,429,209
Applied Materials, Inc.	468,575	27,233,579
Axcelis Technologies, Inc. *	17,784	426,638
Broadcom, Inc.	201,291	54,875,952
Brooks Automation, Inc.	36,128	1,246,777
Cabot Microelectronics Corp.	14,577	2,030,285
CEVA, Inc. *	12,087	343,392
Cirrus Logic, Inc. *	29,058	1,994,541
Cohu, Inc.	21,354	437,116
Cree, Inc. *	54,187	2,423,784
Cypress Semiconductor Corp.	189,370	4,372,553
Diodes, Inc. *	20,371	896,528
Enphase Energy, Inc. *	40,283	1,972,658
Entegris, Inc.	68,505	3,652,687
First Solar, Inc. *	38,961	1,783,245
FormFactor, Inc. *	39,207	877,061
Ichor Holdings Ltd. *	12,218	353,345
Impinj, Inc. *	7,011	215,588
Inphi Corp. *	22,832	1,704,637
Intel Corp.	2,205,248	122,435,369
KLA Corp.	79,873	12,277,279
Kulicke & Soffa Industries, Inc.	31,483	718,757
Lam Research Corp.	73,849	21,669,512
Lattice Semiconductor Corp. *	68,632	1,231,944
MACOM Technology Solutions Holdings, Inc. *	22,623	571,683
Marvell Technology Group Ltd.	338,297	7,205,726
Maxim Integrated Products, Inc.	138,597	7,708,765
MaxLinear, Inc., Class A *	31,336	484,455

16
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Microchip Technology, Inc.	121,068	10,982,078
Micron Technology, Inc. *	561,398	29,507,079
MKS Instruments, Inc.	27,714	2,776,666
Monolithic Power Systems, Inc.	20,546	3,259,417
NeoPhotonics Corp. *	19,414	128,327
NVIDIA Corp.	310,498	83,856,195
ON Semiconductor Corp. *	207,911	3,879,619
Onto Innovation, Inc. *	24,764	757,035
PDF Solutions, Inc. *	12,859	188,256
Photronics, Inc. *	33,876	421,756
Power Integrations, Inc.	14,598	1,270,756
Qorvo, Inc. *	58,760	5,910,081
QUALCOMM, Inc.	579,416	45,368,273
Rambus, Inc. *	57,880	809,162
Semtech Corp. *	33,312	1,315,491
Silicon Laboratories, Inc. *	22,084	1,958,409
Skyworks Solutions, Inc.	85,926	8,608,067
SMART Global Holdings, Inc. *	6,633	178,030
SolarEdge Technologies, Inc. *	24,373	3,039,801
SunPower Corp. *	44,258	379,291
Synaptics, Inc. *	16,964	1,120,472
Teradyne, Inc.	84,832	4,984,728
Texas Instruments, Inc.	473,688	54,066,748
Ultra Clean Holdings, Inc. *	18,474	386,291
Universal Display Corp.	21,401	3,398,265
Veeco Instruments, Inc. *	26,493	354,741
Xilinx, Inc.	128,146	10,698,910
Xperi Corp.	25,446	437,417
		611,180,556

Software & Services 13.4%
2U, Inc. *	33,812	794,920
8x8, Inc. *	49,652	918,562
A10 Networks, Inc. *	32,378	217,256
Accenture plc, Class A	322,168	58,180,319
ACI Worldwide, Inc. *	59,058	1,645,946
Adobe, Inc. *	245,919	84,871,565
Agilysys, Inc. *	10,313	331,357
Akamai Technologies, Inc. *	81,579	7,057,399
Alarm.com Holdings, Inc. *	18,856	909,802
Alliance Data Systems Corp.	20,828	1,788,709
Altair Engineering, Inc., Class A *	19,132	665,794
Alteryx, Inc., Class A *	24,610	3,436,048
Anaplan, Inc. *	42,598	1,914,354
ANSYS, Inc. *	43,201	10,462,850
Appfolio, Inc., Class A *	7,317	899,771
Appian Corp. *(a)	16,599	732,846
Aspen Technology, Inc. *	34,679	3,693,660
Autodesk, Inc. *	111,929	21,365,008
Automatic Data Processing, Inc.	219,462	33,959,550
Avalara, Inc. *	33,363	2,827,514
Avaya Holdings Corp. *	50,403	653,223
Benefitfocus, Inc. *	16,542	206,444
Black Knight, Inc. *	75,638	5,045,811
Blackbaud, Inc.	24,607	1,668,355
Blackline, Inc. *	21,578	1,350,135
Booz Allen Hamilton Holding Corp.	70,741	5,043,833
Bottomline Technologies (DE), Inc. *	19,205	850,397
Box, Inc., Class A *	75,924	1,271,727
Broadridge Financial Solutions, Inc.	57,844	6,036,600
CACI International, Inc., Class A *	12,628	3,094,113
Cadence Design Systems, Inc. *	141,818	9,379,843
Cardtronics plc, Class A *	17,508	635,015
Cass Information Systems, Inc.	5,767	270,761
CDK Global, Inc.	61,254	2,818,909
Cerence, Inc. *	17,924	389,130
Ceridian HCM Holding, Inc. *	51,377	3,633,895
Security	Number of Shares	Value ($)
ChannelAdvisor Corp. *	11,494	109,423
Citrix Systems, Inc.	58,312	6,028,878
Cloudera, Inc. *	122,368	1,089,075
Cloudflare, Inc., Class A *	18,797	400,376
Cognizant Technology Solutions Corp., Class A	278,291	16,956,271
CommVault Systems, Inc. *	20,940	873,198
Conduent, Inc. *	84,034	274,791
CoreLogic, Inc.	40,641	1,843,882
Cornerstone OnDemand, Inc. *	26,712	1,095,993
Coupa Software, Inc. *	31,921	4,780,170
Crowdstrike Holdings, Inc., Class A *	10,542	628,725
CSG Systems International, Inc.	16,964	750,657
Datadog, Inc., Class A *	13,913	628,172
Digimarc Corp. *	6,346	126,920
Digital Turbine, Inc. *	31,366	192,274
DocuSign, Inc. *	63,617	5,490,783
Domo, Inc., Class B *	10,257	216,320
Dropbox, Inc., Class A *	108,412	2,120,539
DXC Technology Co.	129,324	3,118,002
Dynatrace, Inc. *	32,726	1,057,050
Ebix, Inc.	11,694	309,189
Elastic N.V. *	15,958	1,178,658
Endurance International Group Holdings, Inc. *	39,349	146,772
Envestnet, Inc. *	26,396	1,992,370
EPAM Systems, Inc. *	27,834	6,212,549
Euronet Worldwide, Inc. *	27,110	3,362,724
Everbridge, Inc. *	17,030	1,799,390
EVERTEC, Inc.	29,343	870,900
Evo Payments, Inc., Class A *	21,470	542,762
ExlService Holdings, Inc. *	17,752	1,325,187
Fair Isaac Corp. *	14,628	5,500,567
Fidelity National Information Services, Inc.	311,690	43,549,327
FireEye, Inc. *	110,924	1,468,079
Fiserv, Inc. *	289,559	31,666,172
Five9, Inc. *	31,119	2,272,621
FleetCor Technologies, Inc. *	44,166	11,738,881
ForeScout Technologies, Inc. *	18,291	595,189
Fortinet, Inc. *	71,872	7,335,256
Gartner, Inc. *	45,362	5,869,389
Genpact Ltd.	77,679	2,987,534
Global Payments, Inc.	152,652	28,083,388
GoDaddy, Inc., Class A *	89,541	6,266,079
GreenSky, Inc., Class A *	21,191	169,104
GTT Communications, Inc. *(a)	18,270	276,608
GTY Technology Holdings, Inc. *(a)	18,348	98,712
Guidewire Software, Inc. *	41,535	4,552,651
HubSpot, Inc. *	20,620	3,700,259
Instructure, Inc. *	17,449	850,813
International Business Machines Corp.	448,975	58,434,096
International Money Express, Inc. *	14,436	135,987
Intuit, Inc.	132,010	35,094,858
j2 Global, Inc.	23,523	2,054,264
Jack Henry & Associates, Inc.	38,913	5,904,659
KBR, Inc.	72,680	1,886,773
Leidos Holdings, Inc.	67,215	6,899,620
LivePerson, Inc. *	31,704	838,888
LiveRamp Holdings, Inc. *	34,669	1,228,669
LogMeIn, Inc.	24,292	2,070,529
Manhattan Associates, Inc. *	32,294	2,175,324
ManTech International Corp., Class A	13,739	1,029,051
Mastercard, Inc., Class A	450,135	130,651,684
MAXIMUS, Inc.	32,109	2,023,509
Medallia, Inc. *	8,243	204,509
Microsoft Corp.	3,867,941	626,645,121
MicroStrategy, Inc., Class A *	4,241	573,214

17
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
MobileIron, Inc. *	44,531	180,351
Model N, Inc. *	13,392	388,368
MongoDB, Inc. *	17,592	2,682,780
New Relic, Inc. *	25,455	1,432,098
NIC, Inc.	32,471	593,895
NortonLifeLock, Inc.	291,092	5,539,481
Nuance Communications, Inc. *	143,281	3,097,735
Nutanix, Inc., Class A *	72,657	1,732,143
Okta, Inc. *	56,788	7,272,271
OneSpan, Inc. *	14,857	245,289
Oracle Corp.	1,099,700	54,391,162
Pagerduty, Inc. *	4,723	97,294
Palo Alto Networks, Inc. *	49,497	9,138,136
Paychex, Inc.	162,237	12,570,123
Paycom Software, Inc. *	25,058	7,082,644
Paylocity Holding Corp. *	18,058	2,338,872
PayPal Holdings, Inc. *	596,365	64,401,456
Paysign, Inc. *(a)	13,597	109,184
Pegasystems, Inc.	19,541	1,768,461
Perficient, Inc. *	17,259	707,101
Perspecta, Inc.	70,450	1,759,137
Ping Identity Holding Corp. *	6,398	148,050
Pluralsight, Inc., Class A *	41,642	742,477
Progress Software Corp.	22,495	838,839
Proofpoint, Inc. *	28,239	3,011,689
PROS Holdings, Inc. *	19,663	900,369
PTC, Inc. *	52,475	3,964,486
Q2 Holdings, Inc. *	22,301	1,680,826
QAD, Inc., Class A	5,447	267,175
Qualys, Inc. *	16,490	1,322,168
Rapid7, Inc. *	22,102	1,023,323
RealPage, Inc. *	40,269	2,581,243
RingCentral, Inc., Class A *	37,845	8,921,959
Sabre Corp.	137,816	1,876,365
SailPoint Technologies Holding, Inc. *	42,857	1,085,139
salesforce.com, Inc. *	450,393	76,746,967
Science Applications International Corp.	24,876	1,993,314
ServiceNow, Inc. *	95,758	31,225,726
Slack Technologies, Inc., Class A *	24,462	660,963
Smartsheet, Inc., Class A *	46,222	2,140,079
SolarWinds Corp. *	32,988	601,041
Splunk, Inc. *	77,957	11,485,405
SPS Commerce, Inc. *	17,840	938,384
Square, Inc., Class A *	174,757	14,562,501
SS&C Technologies Holdings, Inc.	110,921	6,156,115
SVMK, Inc. *	45,230	824,543
Switch, Inc., Class A	25,676	368,194
Sykes Enterprises, Inc. *	19,976	632,840
Synopsys, Inc. *	76,015	10,484,749
TeleNav, Inc. *	18,709	111,599
Tenable Holdings, Inc. *	21,102	517,421
Teradata Corp. *	57,302	1,142,602
The Trade Desk, Inc., Class A *	20,159	5,790,673
The Western Union Co.	211,570	4,737,052
TiVo Corp.	60,836	460,529
TTEC Holdings, Inc.	9,238	345,778
Twilio, Inc., Class A *	62,927	7,088,097
Tyler Technologies, Inc. *	19,801	6,204,643
Unisys Corp. *	27,441	426,159
Upland Software, Inc. *	10,557	410,773
Varonis Systems, Inc. *	15,520	1,245,014
Verint Systems, Inc. *	33,437	1,835,023
VeriSign, Inc. *	52,186	9,902,293
Verra Mobility Corp. *	65,999	999,555
VirnetX Holding Corp. *(a)	30,170	169,254
Virtusa Corp. *	15,579	687,190
Visa, Inc., Class A	868,074	157,781,130
VMware, Inc., Class A *	39,852	4,802,963
Security	Number of Shares	Value ($)
WEX, Inc. *	21,818	4,085,202
Workday, Inc., Class A *	83,763	14,511,940
Workiva, Inc. *	18,241	779,620
Yext, Inc. *	47,407	718,690
Zendesk, Inc. *	56,960	4,517,498
Zoom Video Communications, Inc., Class A *	13,358	1,402,590
Zscaler, Inc. *	32,557	1,692,638
Zuora, Inc., Class A *	34,678	459,137
		1,976,912,778

Technology Hardware & Equipment 5.9%
3D Systems Corp. *	55,820	511,311
Acacia Communications, Inc. *	18,992	1,301,142
ADTRAN, Inc.	26,695	214,761
Amphenol Corp., Class A	151,144	13,856,882
Anixter International, Inc. *	15,234	1,485,467
Apple, Inc.	2,117,569	578,858,662
Applied Optoelectronics, Inc. *(a)	9,006	80,424
Arista Networks, Inc. *	27,606	5,331,271
Arlo Technologies, Inc. *	32,440	106,403
Arrow Electronics, Inc. *	40,943	2,745,638
Avid Technology, Inc. *	16,553	122,327
Avnet, Inc.	51,784	1,588,733
AVX Corp.	25,545	555,348
Badger Meter, Inc.	14,227	856,608
Belden, Inc.	20,033	799,918
Benchmark Electronics, Inc.	18,000	489,240
CalAmp Corp. *	19,589	188,446
Calix, Inc. *	19,900	179,100
Casa Systems, Inc. *	14,550	47,724
CDW Corp.	72,684	8,301,966
Ciena Corp. *	78,698	3,025,938
Cisco Systems, Inc.	2,150,156	85,855,729
Cognex Corp.	85,800	3,821,532
Coherent, Inc. *	12,428	1,599,608
CommScope Holding Co., Inc. *	98,072	1,079,773
Comtech Telecommunications Corp.	13,197	369,780
Corning, Inc.	388,429	9,267,916
CTS Corp.	16,300	424,941
Daktronics, Inc.	23,781	117,003
Dell Technologies, Inc., Class C *	79,082	3,199,658
Diebold Nixdorf, Inc. *	39,499	277,283
Dolby Laboratories, Inc., Class A	33,461	2,198,388
EchoStar Corp., Class A *	22,871	798,655
ePlus, Inc. *	6,803	515,395
Extreme Networks, Inc. *	62,120	312,464
F5 Networks, Inc. *	31,651	3,796,537
Fabrinet *	18,228	1,004,727
FARO Technologies, Inc. *	9,346	534,965
Fitbit, Inc., Class A *	120,310	768,781
FLIR Systems, Inc.	67,415	2,863,115
Harmonic, Inc. *	41,301	253,588
Hewlett Packard Enterprise Co.	654,716	8,373,818
HP, Inc.	753,490	15,665,057
II-VI, Inc. *	43,109	1,279,906
Infinera Corp. *	76,508	520,254
Insight Enterprises, Inc. *	18,162	1,000,545
InterDigital, Inc.	16,147	854,015
IPG Photonics Corp. *	18,092	2,309,263
Itron, Inc. *	17,575	1,332,888
Jabil, Inc.	70,620	2,263,371
Juniper Networks, Inc.	168,829	3,582,551
KEMET Corp.	30,467	794,579
Keysight Technologies, Inc. *	94,741	8,977,657
Kimball Electronics, Inc. *	11,538	156,340
Knowles Corp. *	42,224	701,763

18
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Littelfuse, Inc.	12,328	1,968,535
Lumentum Holdings, Inc. *	38,746	3,015,214
Methode Electronics, Inc.	17,923	549,519
Motorola Solutions, Inc.	87,201	14,447,462
MTS Systems Corp.	8,917	357,928
Napco Security Technologies, Inc. *	5,883	119,660
National Instruments Corp.	60,064	2,419,378
NCR Corp. *	64,528	1,626,106
NetApp, Inc.	115,267	5,385,274
NETGEAR, Inc. *	15,473	291,976
NetScout Systems, Inc. *	33,250	854,525
nLight, Inc. *	16,723	276,097
Novanta, Inc. *	17,797	1,587,670
OSI Systems, Inc. *	8,584	697,622
PC Connection, Inc.	5,687	231,290
Plantronics, Inc.	17,091	234,659
Plexus Corp. *	14,709	975,942
Pure Storage, Inc., Class A *	112,885	1,722,625
Ribbon Communications, Inc. *	22,981	74,229
Rogers Corp. *	9,532	1,105,712
Sanmina Corp. *	36,282	953,854
ScanSource, Inc. *	12,157	345,624
Seagate Technology plc	116,992	5,609,766
SYNNEX Corp.	20,659	2,582,995
TE Connectivity Ltd.	171,006	14,171,267
Tech Data Corp. *	18,072	2,573,272
Trimble, Inc. *	126,607	4,998,444
TTM Technologies, Inc. *	49,018	636,744
Ubiquiti, Inc.	6,424	871,480
ViaSat, Inc. *	28,947	1,664,452
Viavi Solutions, Inc. *	117,509	1,549,944
Vishay Intertechnology, Inc.	68,365	1,278,425
Western Digital Corp.	149,924	8,329,777
Xerox Holdings Corp.	93,878	3,022,872
Zebra Technologies Corp., Class A *	27,383	5,776,992
		879,826,485

Telecommunication Services 1.9%
Anterix, Inc. *	6,756	316,519
AT&T, Inc.	3,703,294	130,430,015
ATN International, Inc.	5,472	294,941
Bandwidth, Inc., Class A *	7,956	500,353
Boingo Wireless, Inc. *	22,014	278,917
CenturyLink, Inc.	497,226	6,001,518
Cincinnati Bell, Inc. *	26,294	343,137
Cogent Communications Holdings, Inc.	21,695	1,583,952
Consolidated Communications Holdings, Inc.	36,527	227,198
GCI Liberty, Inc., Class A *	48,273	3,336,147
Globalstar, Inc. *	301,658	123,197
Gogo, Inc. *(a)	30,179	108,946
Iridium Communications, Inc. *	50,247	1,360,186
ORBCOMM, Inc. *	42,580	140,940
Shenandoah Telecommunications Co.	23,945	1,063,876
Spok Holdings, Inc.	8,850	88,146
Sprint Corp. *	309,735	2,846,465
T-Mobile US, Inc. *	159,559	14,385,839
Telephone & Data Systems, Inc.	50,683	1,020,756
United States Cellular Corp. *	7,723	242,579
Verizon Communications, Inc.	2,095,551	113,495,042
Vonage Holdings Corp. *	117,823	1,055,694
Zayo Group Holdings, Inc. *	122,146	4,273,888
		283,518,251

Security	Number of Shares	Value ($)
Transportation 1.8%
Air Transport Services Group, Inc. *	30,766	550,711
Alaska Air Group, Inc.	62,680	3,162,833
Allegiant Travel Co.	6,589	893,073
AMERCO	4,148	1,337,771
American Airlines Group, Inc.	196,837	3,749,745
ArcBest Corp.	13,284	263,156
Atlas Air Worldwide Holdings, Inc. *	12,837	343,005
Avis Budget Group, Inc. *	29,543	956,455
C.H. Robinson Worldwide, Inc.	68,413	4,713,656
CSX Corp.	394,799	27,813,590
Daseke, Inc. *	30,113	99,373
Delta Air Lines, Inc.	292,073	13,473,327
Echo Global Logistics, Inc. *	14,596	269,296
Expeditors International of Washington, Inc.	86,237	6,072,810
FedEx Corp.	122,655	17,315,206
Forward Air Corp.	14,535	857,710
Hawaiian Holdings, Inc.	23,949	500,055
Heartland Express, Inc.	21,437	383,937
Hertz Global Holdings, Inc. *	52,326	669,250
Hub Group, Inc., Class A *	17,092	790,163
J.B. Hunt Transport Services, Inc.	43,264	4,172,380
JetBlue Airways Corp. *	144,930	2,286,995
Kansas City Southern	50,143	7,555,547
Kirby Corp. *	30,421	1,939,339
Knight-Swift Transportation Holdings, Inc.	62,143	1,984,847
Landstar System, Inc.	20,956	2,115,927
Lyft, Inc., Class A *	102,899	3,922,510
Macquarie Infrastructure Corp.	39,086	1,534,126
Marten Transport Ltd.	18,163	354,905
Matson, Inc.	21,727	721,554
Norfolk Southern Corp.	131,785	24,030,995
Old Dominion Freight Line, Inc.	32,839	6,364,198
Ryder System, Inc.	26,950	1,025,178
Saia, Inc. *	13,014	1,136,252
Schneider National, Inc., Class B	15,822	283,372
SkyWest, Inc.	25,620	1,163,148
Southwest Airlines Co.	241,239	11,142,829
Spirit Airlines, Inc. *	35,650	1,014,243
Uber Technologies, Inc. *	103,706	3,512,522
Union Pacific Corp.	352,063	56,263,188
United Airlines Holdings, Inc. *	109,784	6,761,597
United Parcel Service, Inc., Class B	354,764	32,102,594
Universal Logistics Holdings, Inc.	5,392	83,091
Werner Enterprises, Inc.	21,610	726,096
XPO Logistics, Inc. *	46,774	3,459,873
		259,872,428

Utilities 3.3%
AES Corp.	336,433	5,628,524
ALLETE, Inc.	26,062	1,798,017
Alliant Energy Corp.	123,359	6,429,471
Ameren Corp.	125,216	9,892,064
American Electric Power Co., Inc.	250,307	22,342,403
American States Water Co.	18,838	1,442,802
American Water Works Co., Inc.	91,277	11,287,314
AquaVenture Holdings Ltd. *	8,714	235,627
Atmos Energy Corp.	60,175	6,213,069
Avangrid, Inc.	28,355	1,408,960
Avista Corp.	33,341	1,572,028
Black Hills Corp.	30,862	2,228,236
California Water Service Group	24,724	1,185,763
CenterPoint Energy, Inc.	254,083	5,848,991
Chesapeake Utilities Corp.	8,105	692,978

19
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Clearway Energy, Inc., Class A	16,785	340,568
Clearway Energy, Inc., Class C	39,432	829,649
CMS Energy Corp.	143,348	8,661,086
Consolidated Edison, Inc.	168,986	13,319,477
Dominion Energy, Inc.	417,231	32,619,120
DTE Energy Co.	97,517	10,889,723
Duke Energy Corp.	370,186	33,946,056
Edison International	181,310	12,182,219
El Paso Electric Co.	21,536	1,461,648
Entergy Corp.	100,571	11,757,756
Essential Utilities, Inc.	109,597	4,713,767
Evergy, Inc.	114,820	7,503,487
Eversource Energy	163,906	14,171,313
Exelon Corp.	492,423	21,228,356
FirstEnergy Corp.	274,662	12,230,699
Hawaiian Electric Industries, Inc.	55,097	2,360,355
IDACORP, Inc.	25,446	2,459,101
MDU Resources Group, Inc.	100,772	2,794,408
MGE Energy, Inc.	17,336	1,236,750
Middlesex Water Co.	8,826	524,882
National Fuel Gas Co.	43,813	1,603,994
New Jersey Resources Corp.	48,118	1,699,047
NextEra Energy, Inc.	247,678	62,603,091
NiSource, Inc.	189,404	5,117,696
Northwest Natural Holding Co.	15,779	1,037,785
NorthWestern Corp.	25,857	1,818,781
NRG Energy, Inc.	129,103	4,287,511
OGE Energy Corp.	101,215	3,856,291
ONE Gas, Inc.	26,993	2,217,205
Ormat Technologies, Inc.	26,414	1,840,528
Otter Tail Corp.	20,391	991,207
Pattern Energy Group, Inc., Class A	47,223	1,277,382
Pinnacle West Capital Corp.	56,896	5,091,623
PNM Resources, Inc.	39,641	1,866,298
Portland General Electric Co.	45,383	2,469,289
PPL Corp.	389,405	11,686,044
Public Service Enterprise Group, Inc.	257,525	13,213,608
Sempra Energy	142,912	19,976,239
SJW Group	13,322	815,040
South Jersey Industries, Inc.	47,184	1,276,327
Southwest Gas Holdings, Inc.	27,081	1,751,599
Spire, Inc.	25,883	1,942,519
Sunnova Energy International, Inc. *	7,415	128,280
TerraForm Power, Inc., Class A	41,122	772,682
The Southern Co.	532,541	32,144,175
UGI Corp.	105,485	3,801,679
Unitil Corp.	7,866	443,170
Vistra Energy Corp.	225,407	4,334,577
WEC Energy Group, Inc.	160,243	14,795,236
Xcel Energy, Inc.	266,278	16,594,445
		494,890,015
Total Common Stock
(Cost $11,579,347,348)		14,747,838,645

Rights 0.0% of net assets

Materials 0.0%
A. Schulman, Inc. CVR *(c)	15,456	6,692

Media 0.0%
Media General, Inc. CVR *(c)	42,134	3,586
Total Rights
(Cost $6,692)		10,278

Security	Number of Shares	Value ($)
Other Investment Companies 0.3% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.53% (d)	14,433,289	14,433,289

Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 1.52% (d)	22,919,675	22,919,675
Total Other Investment Companies
(Cost $37,352,964)		37,352,964

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 03/20/20	143	21,100,365	(2,786,673)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $22,021,632.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(d)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

20
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of February 29, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 0.8%
Aptiv plc	8,405	656,515
Autoliv, Inc.	2,604	173,765
BorgWarner, Inc.	6,818	215,449
Ford Motor Co.	128,501	894,367
General Motors Co.	41,495	1,265,597
Gentex Corp.	8,517	227,404
Harley-Davidson, Inc.	5,082	154,849
Lear Corp.	1,802	200,382
Tesla, Inc. *	4,686	3,130,201
Thor Industries, Inc.	1,891	142,600
		7,061,129

Banks 4.9%
Bank of America Corp.	266,874	7,605,909
Bank of Hawaii Corp.	1,317	98,011
Bank OZK	3,949	100,265
BOK Financial Corp.	1,021	73,920
CIT Group, Inc.	3,157	125,364
Citigroup, Inc.	71,963	4,566,772
Citizens Financial Group, Inc.	14,281	452,565
Comerica, Inc.	4,763	250,724
Commerce Bancshares, Inc.	3,397	207,353
Community Bank System, Inc.	1,685	102,465
Cullen/Frost Bankers, Inc.	1,895	148,549
East West Bancorp, Inc.	4,827	186,998
Essent Group Ltd.	3,272	142,790
F.N.B. Corp.	10,818	109,154
Fifth Third Bancorp	23,350	569,740
First Citizens BancShares, Inc., Class A	288	130,553
First Financial Bankshares, Inc.	4,489	129,014
First Hawaiian, Inc.	4,250	101,787
First Horizon National Corp.	10,275	136,966
First Republic Bank	5,545	557,661
Glacier Bancorp, Inc.	2,817	105,046
Hancock Whitney Corp.	2,874	96,279
Huntington Bancshares, Inc.	33,931	416,333
IBERIABANK Corp.	1,715	103,226
JPMorgan Chase & Co.	103,454	12,012,044
KeyCorp	32,397	529,691
M&T Bank Corp.	4,348	610,372
MGIC Investment Corp.	11,641	140,041
New York Community Bancorp, Inc.	15,358	166,020
PacWest Bancorp	3,949	124,946
People's United Financial, Inc.	14,682	205,401
Pinnacle Financial Partners, Inc.	2,350	123,704
Popular, Inc.	3,320	159,294
Prosperity Bancshares, Inc.	3,143	203,038
Radian Group, Inc.	6,650	141,246
Regions Financial Corp.	31,676	428,259
Signature Bank	1,759	220,051
Sterling Bancorp	6,946	115,165
SVB Financial Group *	1,691	351,999
Synovus Financial Corp.	4,834	140,283
TCF Financial Corp.	5,050	184,022
TFS Financial Corp.	1,689	34,523
Security	Number of Shares	Value ($)
The PNC Financial Services Group, Inc.	14,444	1,825,722
Truist Financial Corp.	44,201	2,039,434
U.S. Bancorp	46,845	2,175,482
Umpqua Holdings Corp.	7,258	111,701
United Bankshares, Inc.	3,335	96,315
Valley National Bancorp	12,980	120,714
Webster Financial Corp.	2,998	113,834
Wells Fargo & Co.	126,870	5,182,639
Western Alliance Bancorp	3,093	142,402
Wintrust Financial Corp.	1,887	100,785
Zions Bancorp NA	5,659	226,077
		44,542,648

Capital Goods 6.5%
3M Co.	18,954	2,828,695
A.O. Smith Corp.	4,473	176,907
Acuity Brands, Inc.	1,312	134,952
AECOM *	5,179	232,744
Aerojet Rocketdyne Holdings, Inc. *	2,371	116,843
AGCO Corp.	2,046	123,640
Air Lease Corp.	3,439	131,920
Allegion plc	3,048	350,490
Allison Transmission Holdings, Inc.	3,921	159,193
AMETEK, Inc.	7,597	653,342
Arconic, Inc.	12,837	376,766
Armstrong World Industries, Inc.	1,590	159,239
Axon Enterprise, Inc. *	1,953	151,104
BWX Technologies, Inc.	3,140	172,198
Carlisle Cos., Inc.	1,881	273,290
Caterpillar, Inc.	18,218	2,263,404
Colfax Corp. *	2,747	91,942
Crane Co.	1,652	112,253
Cummins, Inc.	5,049	763,863
Curtiss-Wright Corp.	1,409	168,995
Deere & Co.	10,374	1,623,324
Donaldson Co., Inc.	4,181	188,479
Dover Corp.	4,801	493,255
Eaton Corp. plc	13,642	1,237,602
EMCOR Group, Inc.	1,832	140,917
Emerson Electric Co.	20,193	1,294,573
Fastenal Co.	19,095	653,431
Flowserve Corp.	4,273	171,732
Fortive Corp.	9,716	671,959
Fortune Brands Home & Security, Inc.	4,573	282,383
Gardner Denver Holdings, Inc. *	4,450	145,916
Gates Industrial Corp. plc *	2,127	22,248
Generac Holdings, Inc. *	2,078	214,013
General Dynamics Corp.	7,717	1,232,328
General Electric Co.	287,885	3,132,189
Graco, Inc.	5,475	270,027
HD Supply Holdings, Inc. *	5,497	208,996
HEICO Corp.	1,325	142,901
HEICO Corp., Class A	2,364	208,812
Hexcel Corp.	2,787	180,124
Honeywell International, Inc.	23,544	3,818,130
Hubbell, Inc.	1,780	237,167
Huntington Ingalls Industries, Inc.	1,350	277,466
IDEX Corp.	2,516	372,368
Illinois Tool Works, Inc.	9,636	1,616,728

21
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Ingersoll-Rand plc	7,944	1,025,094
ITT, Inc.	2,899	174,375
Jacobs Engineering Group, Inc.	4,484	414,053
Johnson Controls International plc	25,439	930,304
L3Harris Technologies, Inc.	7,287	1,440,859
Lennox International, Inc.	1,133	258,471
Lincoln Electric Holdings, Inc.	2,029	166,155
Lockheed Martin Corp.	8,178	3,024,797
Masco Corp.	9,314	384,854
MasTec, Inc. *	1,986	97,473
Mercury Systems, Inc. *	1,817	133,477
Nordson Corp.	1,676	243,523
Northrop Grumman Corp.	5,170	1,700,103
nVent Electric plc	5,121	122,955
Oshkosh Corp.	2,329	168,037
Owens Corning	3,581	202,291
PACCAR, Inc.	11,395	762,325
Parker-Hannifin Corp.	4,227	781,023
Parsons Corp. *	602	23,532
Pentair plc	5,536	218,063
Quanta Services, Inc.	4,704	179,364
Raytheon Co.	9,170	1,729,095
RBC Bearings, Inc. *	821	140,547
Rexnord Corp.	4,002	116,698
Rockwell Automation, Inc.	3,803	697,851
Roper Technologies, Inc.	3,427	1,205,276
Sensata Technologies Holding plc *	5,194	211,915
SiteOne Landscape Supply, Inc. *	1,362	135,179
Snap-on, Inc.	1,797	260,116
Spirit AeroSystems Holdings, Inc., Class A	3,431	181,294
Stanley Black & Decker, Inc.	5,009	719,793
Teledyne Technologies, Inc. *	1,188	400,736
Textron, Inc.	7,484	303,850
The Boeing Co.	17,623	4,848,264
The Middleby Corp. *	1,838	205,507
The Timken Co.	2,235	100,217
The Toro Co.	3,524	251,719
TransDigm Group, Inc.	1,634	911,462
Trex Co., Inc. *	1,935	185,083
United Rentals, Inc. *	2,463	326,298
United Technologies Corp.	26,788	3,498,245
Univar Solutions, Inc. *	4,561	77,491
W.W. Grainger, Inc.	1,435	398,270
WABCO Holdings, Inc. *	1,678	226,698
Watsco, Inc.	1,055	165,614
Westinghouse Air Brake Technologies Corp.	6,006	412,612
Woodward, Inc.	1,897	195,770
Xylem, Inc.	5,957	460,714
		59,096,290

Commercial & Professional Services 1.0%
ADT, Inc.	3,380	21,598
ASGN, Inc. *	1,725	87,475
Cintas Corp.	2,753	734,335
Clean Harbors, Inc. *	1,683	117,002
Copart, Inc. *	6,711	566,945
CoStar Group, Inc. *	1,197	799,105
Equifax, Inc.	3,981	565,461
FTI Consulting, Inc. *	1,308	147,268
IAA, Inc. *	4,403	188,096
IHS Markit Ltd.	13,205	940,724
ManpowerGroup, Inc.	1,929	146,488
MSA Safety, Inc.	1,153	140,286
Nielsen Holdings plc	11,765	214,241
Republic Services, Inc.	6,937	626,134
Robert Half International, Inc.	3,874	195,288
Rollins, Inc.	4,661	174,508
Security	Number of Shares	Value ($)
Stericycle, Inc. *	2,991	171,773
Tetra Tech, Inc.	1,787	144,515
The Brink's Co.	1,622	126,986
TransUnion	6,185	549,970
TriNet Group, Inc. *	1,610	85,105
Verisk Analytics, Inc.	5,388	835,733
Waste Management, Inc.	12,869	1,426,014
		9,005,050

Consumer Durables & Apparel 1.2%
Brunswick Corp.	2,691	143,161
Capri Holdings Ltd. *	4,983	128,661
Carter's, Inc.	1,463	133,821
Columbia Sportswear Co.	944	76,747
D.R. Horton, Inc.	11,068	589,592
Deckers Outdoor Corp. *	918	159,548
Garmin Ltd.	4,772	421,797
Hanesbrands, Inc.	12,063	159,714
Hasbro, Inc.	4,194	323,987
Helen of Troy Ltd. *	827	136,124
Leggett & Platt, Inc.	4,333	171,847
Lennar Corp., Class A	9,226	556,697
Lululemon Athletica, Inc. *	3,957	860,291
Mattel, Inc. *	11,250	132,638
Mohawk Industries, Inc. *	1,940	235,031
Newell Brands, Inc.	12,661	195,359
NIKE, Inc., Class B	41,061	3,670,032
NVR, Inc. *	112	410,724
Polaris, Inc.	1,902	156,972
PulteGroup, Inc.	8,423	338,605
PVH Corp.	2,424	179,643
Ralph Lauren Corp.	1,625	171,454
Skechers U.S.A., Inc., Class A *	4,403	145,651
Tapestry, Inc.	9,129	214,075
Tempur Sealy International, Inc. *	1,497	111,901
Toll Brothers, Inc.	3,979	147,342
Under Armour, Inc., Class A *	6,201	87,992
Under Armour, Inc., Class C *	6,350	79,248
VF Corp.	10,782	776,304
Whirlpool Corp.	2,081	266,077
		11,181,035

Consumer Services 2.0%
Aramark	8,205	285,042
Bright Horizons Family Solutions, Inc. *	1,916	301,099
Caesars Entertainment Corp. *	18,448	234,474
Carnival Corp.	13,201	441,705
Chegg, Inc. *	3,978	155,977
Chipotle Mexican Grill, Inc. *	839	649,034
Choice Hotels International, Inc.	1,019	93,014
Churchill Downs, Inc.	1,143	143,607
Cracker Barrel Old Country Store, Inc.	780	111,797
Darden Restaurants, Inc.	4,033	393,218
Domino's Pizza, Inc.	1,275	432,811
Dunkin' Brands Group, Inc.	2,703	179,804
Eldorado Resorts, Inc. *	2,131	106,934
frontdoor, Inc. *	2,780	117,872
Grand Canyon Education, Inc. *	1,602	129,249
H&R Block, Inc.	6,438	133,073
Hilton Worldwide Holdings, Inc.	9,293	903,280
Las Vegas Sands Corp.	11,141	649,632
Marriott International, Inc., Class A	8,948	1,109,552
Marriott Vacations Worldwide Corp.	1,280	123,878
McDonald's Corp.	24,824	4,820,076
MGM Resorts International	16,917	415,482
Norwegian Cruise Line Holdings Ltd. *	7,021	261,602

22
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Planet Fitness, Inc., Class A *	2,688	181,413
Royal Caribbean Cruises Ltd.	5,727	460,508
Service Corp. International	6,061	289,655
ServiceMaster Global Holdings, Inc. *	4,522	161,752
Starbucks Corp.	38,939	3,053,986
Texas Roadhouse, Inc.	2,154	121,098
The Wendy's Co.	6,017	113,601
Vail Resorts, Inc.	1,322	281,070
Wyndham Destinations, Inc.	3,013	120,219
Wyndham Hotels & Resorts, Inc.	3,176	161,817
Wynn Resorts Ltd.	3,174	342,729
Yum! Brands, Inc.	9,968	889,644
		18,369,704

Diversified Financials 5.1%
Affiliated Managers Group, Inc.	1,603	120,578
AGNC Investment Corp.	17,895	304,931
Ally Financial, Inc.	12,595	315,757
American Express Co.	22,126	2,432,311
Ameriprise Financial, Inc.	4,175	589,927
Annaly Capital Management, Inc.	46,953	416,004
Berkshire Hathaway, Inc., Class B *	64,543	13,317,803
BlackRock, Inc.	3,886	1,799,257
Blackstone Mortgage Trust, Inc., Class A	4,436	159,962
Capital One Financial Corp.	15,339	1,353,820
Cboe Global Markets, Inc.	3,659	417,126
Chimera Investment Corp.	6,505	127,823
CME Group, Inc.	11,799	2,345,877
Credit Acceptance Corp. *	450	181,440
Discover Financial Services	10,321	676,851
E*TRADE Financial Corp.	7,468	341,885
Eaton Vance Corp.	3,673	151,548
Equitable Holdings, Inc.	14,457	309,380
FactSet Research Systems, Inc.	1,237	329,030
Franklin Resources, Inc.	9,160	199,322
Interactive Brokers Group, Inc., Class A	2,518	128,670
Intercontinental Exchange, Inc.	18,371	1,639,061
Invesco Ltd.	12,326	177,494
Janus Henderson Group plc	5,152	109,222
Jefferies Financial Group, Inc.	7,885	155,413
Lazard Ltd., Class A	3,707	132,785
LendingTree, Inc. *	240	66,197
LPL Financial Holdings, Inc.	2,668	212,053
MarketAxess Holdings, Inc.	1,240	402,169
Moody's Corp.	5,348	1,283,680
Morgan Stanley	40,550	1,825,966
Morningstar, Inc.	678	99,598
MSCI, Inc.	2,788	823,687
Nasdaq, Inc.	3,838	393,587
New Residential Investment Corp.	13,581	211,320
Northern Trust Corp.	7,050	618,708
OneMain Holdings, Inc.	2,562	94,154
Raymond James Financial, Inc.	4,082	341,378
S&P Global, Inc.	8,052	2,141,107
Santander Consumer USA Holdings, Inc.	3,405	83,082
SEI Investments Co.	4,167	227,977
Starwood Property Trust, Inc.	9,301	206,296
State Street Corp.	11,987	816,435
Stifel Financial Corp.	2,278	124,014
Synchrony Financial	18,607	541,464
T. Rowe Price Group, Inc.	7,700	908,677
TD Ameritrade Holding Corp.	8,675	366,345
The Bank of New York Mellon Corp.	27,665	1,103,833
The Blackstone Group, Inc., Class A	21,729	1,169,889
The Charles Schwab Corp. (a)	37,499	1,528,084
The Goldman Sachs Group, Inc.	10,499	2,107,884
Security	Number of Shares	Value ($)
Two Harbors Investment Corp.	8,863	120,094
Voya Financial, Inc.	4,459	234,722
		46,285,677

Energy 3.3%
Apache Corp.	12,376	308,410
Baker Hughes Co.	21,469	345,436
Cabot Oil & Gas Corp.	13,462	187,526
Cheniere Energy, Inc. *	7,676	393,702
Chevron Corp.	62,317	5,816,669
Cimarex Energy Co.	3,367	111,279
Concho Resources, Inc.	6,605	449,272
ConocoPhillips	36,147	1,750,238
Continental Resources, Inc.	2,794	52,946
CVR Energy, Inc.	934	26,544
Devon Energy Corp.	12,835	208,440
Diamondback Energy, Inc.	5,331	330,522
EOG Resources, Inc.	19,160	1,212,061
Exxon Mobil Corp.	139,448	7,173,205
Halliburton Co.	28,879	489,788
Helmerich & Payne, Inc.	3,536	130,443
Hess Corp.	8,570	481,463
HollyFrontier Corp.	4,903	165,133
Kinder Morgan, Inc.	64,160	1,229,947
Marathon Oil Corp.	26,300	217,764
Marathon Petroleum Corp.	21,398	1,014,693
Murphy Oil Corp.	4,809	90,650
National Oilwell Varco, Inc.	12,777	239,058
Noble Energy, Inc.	15,881	251,396
Occidental Petroleum Corp.	29,636	970,283
ONEOK, Inc.	13,597	907,192
Parsley Energy, Inc., Class A	10,244	137,270
PBF Energy, Inc., Class A	3,372	75,499
Phillips 66	14,637	1,095,726
Pioneer Natural Resources Co.	5,449	669,028
Schlumberger Ltd.	45,601	1,235,331
Targa Resources Corp.	7,660	248,184
TechnipFMC plc	13,708	203,427
The Williams Cos., Inc.	39,915	760,381
Transocean Ltd. *	19,046	63,804
Valero Energy Corp.	13,623	902,524
WPX Energy, Inc. *	14,326	133,661
		30,078,895

Food & Staples Retailing 1.4%
Casey's General Stores, Inc.	1,204	196,276
Costco Wholesale Corp.	14,559	4,093,117
Performance Food Group Co. *	3,883	164,639
Sysco Corp.	16,807	1,120,187
The Kroger Co.	26,416	743,082
US Foods Holding Corp. *	7,267	244,462
Walgreens Boots Alliance, Inc.	24,863	1,137,731
Walmart, Inc.	46,753	5,034,363
		12,733,857

Food, Beverage & Tobacco 3.6%
Altria Group, Inc.	61,759	2,493,211
Archer-Daniels-Midland Co.	18,341	690,539
Beyond Meat, Inc. *	411	36,846
Brown-Forman Corp., Class B	6,022	369,811
Bunge Ltd.	4,657	218,646
Campbell Soup Co.	5,734	258,718
Conagra Brands, Inc.	15,997	426,960
Constellation Brands, Inc., Class A	5,503	948,607
Darling Ingredients, Inc. *	5,368	137,957

23
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Flowers Foods, Inc.	6,432	138,481
General Mills, Inc.	19,905	975,345
Hormel Foods Corp.	9,195	382,512
Ingredion, Inc.	2,205	183,676
Kellogg Co.	8,176	494,403
Keurig Dr Pepper, Inc.	8,882	247,630
Lamb Weston Holdings, Inc.	4,798	416,898
Lancaster Colony Corp.	644	93,026
McCormick & Co., Inc. Non-Voting Shares	4,083	596,894
Molson Coors Beverage Co., Class B	6,180	306,590
Mondelez International, Inc., Class A	47,439	2,504,779
Monster Beverage Corp. *	12,578	784,993
PepsiCo, Inc.	45,957	6,067,703
Philip Morris International, Inc.	51,279	4,198,212
Pilgrim's Pride Corp. *	1,737	36,755
Post Holdings, Inc. *	2,192	221,962
Sanderson Farms, Inc.	648	80,067
Seaboard Corp.	8	27,320
The Coca-Cola Co.	127,104	6,798,793
The Hershey Co.	4,880	702,671
The J.M. Smucker Co.	3,734	384,565
The Kraft Heinz Co.	20,599	510,237
Tyson Foods, Inc., Class A	9,714	658,900
		32,393,707

Health Care Equipment & Services 6.2%
Abbott Laboratories	58,261	4,487,845
ABIOMED, Inc. *	1,489	223,737
Align Technology, Inc. *	2,351	513,341
Amedisys, Inc. *	1,066	185,495
AmerisourceBergen Corp.	4,956	417,890
Anthem, Inc.	8,382	2,154,928
Baxter International, Inc.	16,916	1,411,978
Becton Dickinson & Co.	8,913	2,119,690
Boston Scientific Corp. *	45,942	1,717,771
Cardinal Health, Inc.	9,683	504,678
Centene Corp. *	19,234	1,019,787
Cerner Corp.	10,335	715,905
Chemed Corp.	535	223,427
Cigna Corp.	12,301	2,250,345
CVS Health Corp.	42,876	2,537,402
Danaher Corp.	21,062	3,045,144
DaVita, Inc. *	2,935	227,815
DENTSPLY SIRONA, Inc.	7,328	360,831
DexCom, Inc. *	3,007	829,932
Edwards Lifesciences Corp. *	6,865	1,406,227
Encompass Health Corp.	3,340	249,966
Globus Medical, Inc., Class A *	2,546	115,156
Guardant Health, Inc. *	1,329	115,570
Haemonetics Corp. *	1,655	179,286
HCA Healthcare, Inc.	8,705	1,105,622
HealthEquity, Inc. *	2,306	163,703
Henry Schein, Inc. *	4,824	293,975
Hill-Rom Holdings, Inc.	2,205	211,790
Hologic, Inc. *	8,966	422,478
Humana, Inc.	4,354	1,391,887
ICU Medical, Inc. *	639	125,123
IDEXX Laboratories, Inc. *	2,823	718,482
Insulet Corp. *	2,041	387,729
Integra LifeSciences Holdings Corp. *	2,331	121,445
Intuitive Surgical, Inc. *	3,809	2,033,854
Laboratory Corp. of America Holdings *	3,190	560,451
LHC Group, Inc. *	950	115,387
Masimo Corp. *	1,604	261,981
McKesson Corp.	5,923	828,391
Medtronic plc	44,250	4,454,647
Molina Healthcare, Inc. *	2,082	255,149
Security	Number of Shares	Value ($)
NuVasive, Inc. *	1,813	119,313
Penumbra, Inc. *	1,055	174,982
Quest Diagnostics, Inc.	4,426	469,422
ResMed, Inc.	4,721	750,450
STERIS plc	2,789	442,391
Stryker Corp.	10,605	2,021,207
Tandem Diabetes Care, Inc. *	1,841	137,449
Teladoc Health, Inc. *	2,377	297,030
Teleflex, Inc.	1,521	509,565
Tenet Healthcare Corp. *	3,663	96,264
The Cooper Cos., Inc.	1,627	528,075
UnitedHealth Group, Inc.	31,220	7,959,851
Universal Health Services, Inc., Class B	2,657	328,777
Varian Medical Systems, Inc. *	2,988	367,434
Veeva Systems, Inc., Class A *	4,330	614,730
West Pharmaceutical Services, Inc.	2,442	367,667
Wright Medical Group N.V. *	4,107	124,237
Zimmer Biomet Holdings, Inc.	6,762	920,646
		56,695,730

Household & Personal Products 1.7%
Church & Dwight Co., Inc.	8,108	563,668
Colgate-Palmolive Co.	28,247	1,908,650
Coty, Inc., Class A	9,885	91,239
Herbalife Nutrition Ltd. *	3,031	98,083
Kimberly-Clark Corp.	11,297	1,482,053
The Clorox Co.	4,125	657,607
The Estee Lauder Cos., Inc., Class A	7,327	1,345,237
The Procter & Gamble Co.	82,307	9,319,622
		15,466,159

Insurance 2.5%
Aflac, Inc.	24,189	1,036,499
Alleghany Corp. *	461	309,907
American Financial Group, Inc.	2,512	232,159
American International Group, Inc.	28,674	1,208,896
Aon plc	7,706	1,602,848
Arch Capital Group Ltd. *	13,322	538,608
Arthur J. Gallagher & Co.	6,159	600,441
Assurant, Inc.	2,006	241,904
Assured Guaranty Ltd.	3,088	126,021
Athene Holding Ltd., Class A *	3,914	161,453
Axis Capital Holdings Ltd.	2,738	153,657
Brighthouse Financial, Inc. *	3,549	127,196
Brown & Brown, Inc.	7,747	333,199
Chubb Ltd.	14,931	2,165,443
Cincinnati Financial Corp.	5,083	473,939
CNA Financial Corp.	887	36,881
Erie Indemnity Co., Class A	595	85,037
Everest Re Group Ltd.	1,345	333,399
Fidelity National Financial, Inc.	9,110	353,104
First American Financial Corp.	3,674	209,785
Globe Life, Inc.	3,296	305,407
Kemper Corp.	2,074	142,774
Lincoln National Corp.	6,509	295,444
Loews Corp.	8,385	382,608
Markel Corp. *	449	530,538
Marsh & McLennan Cos., Inc.	16,630	1,738,833
MetLife, Inc.	25,777	1,101,193
Old Republic International Corp.	9,441	186,177
Primerica, Inc.	1,367	152,202
Principal Financial Group, Inc.	8,551	379,579
Prudential Financial, Inc.	13,256	1,000,165
Reinsurance Group of America, Inc.	2,068	252,358
RenaissanceRe Holdings Ltd.	1,451	247,250
RLI Corp.	1,309	105,217

24
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Selective Insurance Group, Inc.	2,056	114,684
The Allstate Corp.	10,697	1,125,859
The Hanover Insurance Group, Inc.	1,283	152,087
The Hartford Financial Services Group, Inc.	11,866	592,707
The Progressive Corp.	19,263	1,409,281
The Travelers Cos., Inc.	8,561	1,025,693
Unum Group	6,721	156,667
W.R. Berkley Corp.	4,789	321,533
Willis Towers Watson plc	4,273	808,665
		22,857,297

Materials 2.5%
Air Products & Chemicals, Inc.	7,259	1,594,149
Albemarle Corp.	3,497	286,229
Alcoa Corp. *	6,575	91,195
Amcor plc	53,481	498,443
AptarGroup, Inc.	2,114	213,662
Ashland Global Holdings, Inc.	1,979	141,578
Avery Dennison Corp.	2,751	314,962
Axalta Coating Systems Ltd. *	6,835	170,328
Ball Corp.	10,876	766,323
Berry Global Group, Inc. *	4,290	162,848
Celanese Corp.	4,001	375,054
CF Industries Holdings, Inc.	7,171	264,323
Corteva, Inc.	24,931	678,123
Crown Holdings, Inc. *	4,469	315,065
Dow, Inc.	24,444	987,782
DuPont de Nemours, Inc.	24,421	1,047,661
Eagle Materials, Inc.	1,370	108,134
Eastman Chemical Co.	4,478	275,442
Ecolab, Inc.	8,262	1,490,878
FMC Corp.	4,262	396,792
Freeport-McMoRan, Inc.	47,676	474,853
Graphic Packaging Holding Co.	9,656	130,549
Huntsman Corp.	6,655	126,046
International Flavors & Fragrances, Inc.	3,516	421,146
International Paper Co.	12,872	475,749
Linde plc	17,703	3,381,450
LyondellBasell Industries N.V., Class A	8,445	603,480
Martin Marietta Materials, Inc.	2,050	466,436
NewMarket Corp.	236	91,707
Newmont Corp.	27,014	1,205,635
Nucor Corp.	9,965	412,053
Packaging Corp. of America	3,140	284,547
PPG Industries, Inc.	7,782	812,830
Reliance Steel & Aluminum Co.	2,213	226,368
Royal Gold, Inc.	2,162	208,568
RPM International, Inc.	4,284	274,647
Sealed Air Corp.	5,098	154,520
Sonoco Products Co.	3,322	160,154
Steel Dynamics, Inc.	7,082	188,594
The Mosaic Co.	11,465	195,249
The Scotts Miracle-Gro Co.	1,324	140,331
The Sherwin-Williams Co.	2,704	1,397,292
Valvoline, Inc.	6,290	122,655
Vulcan Materials Co.	4,348	522,890
W.R. Grace & Co.	1,813	102,543
Westlake Chemical Corp.	1,131	63,189
Westrock Co.	8,546	284,155
		23,106,607

Media & Entertainment 8.2%
Activision Blizzard, Inc.	25,321	1,471,910
Alphabet, Inc., Class A *	9,877	13,227,772
Alphabet, Inc., Class C *	9,853	13,196,419
Altice USA, Inc., Class A *	10,247	264,987
Security	Number of Shares	Value ($)
Cable One, Inc.	162	254,829
Charter Communications, Inc., Class A *	5,180	2,554,621
Cinemark Holdings, Inc.	3,506	91,016
Comcast Corp., Class A	149,826	6,057,465
Discovery, Inc., Class A *	5,239	134,642
Discovery, Inc., Class C *	11,121	279,137
DISH Network Corp., Class A *	8,409	281,870
Electronic Arts, Inc. *	9,621	975,281
Facebook, Inc., Class A *	79,361	15,274,612
Fox Corp., Class A	11,700	359,658
Fox Corp., Class B *	5,322	162,055
IAC/InterActiveCorp *	2,382	485,785
Liberty Broadband Corp., Class C *	5,027	632,849
Liberty Global plc, Class A *	5,412	105,642
Liberty Global plc, Class C *	13,616	253,121
Liberty Media Corp. - Liberty Formula One, Class C *	6,688	261,233
Liberty Media Corp. - Liberty SiriusXM, Class A *	2,754	123,021
Liberty Media Corp. - Liberty SiriusXM, Class C *	4,820	215,068
Live Nation Entertainment, Inc. *	4,614	280,393
Match Group, Inc. *(b)	1,770	115,050
Netflix, Inc. *	14,468	5,339,126
News Corp., Class A	12,916	155,961
Nexstar Media Group, Inc., Class A	1,525	175,345
Omnicom Group, Inc.	7,154	495,629
Pinterest, Inc., Class A *	3,356	65,442
Roku, Inc. *	3,009	342,033
Sirius XM Holdings, Inc.	45,147	286,232
Snap, Inc., Class A *	25,760	365,019
Take-Two Interactive Software, Inc. *	3,798	408,209
TEGNA, Inc.	7,139	102,230
The Interpublic Group of Cos., Inc.	12,693	271,122
The Madison Square Garden Co., Class A *	557	149,176
The New York Times Co., Class A	4,787	179,321
The Walt Disney Co.	59,404	6,988,881
TripAdvisor, Inc.	3,438	80,621
Twitter, Inc. *	25,584	849,389
ViacomCBS, Inc., Class B	17,808	438,255
Zillow Group, Inc., Class C *	4,156	231,946
Zynga, Inc., Class A *	31,266	209,795
		74,192,168

Pharmaceuticals, Biotechnology & Life Sciences 7.6%
AbbVie, Inc.	48,746	4,178,020
ACADIA Pharmaceuticals, Inc. *	3,697	158,010
Agilent Technologies, Inc.	10,182	784,727
Alexion Pharmaceuticals, Inc. *	7,267	683,316
Allakos, Inc. *	799	49,802
Allergan plc	10,818	2,062,668
Alnylam Pharmaceuticals, Inc. *	3,653	429,812
Amgen, Inc.	19,585	3,911,712
Arrowhead Pharmaceuticals, Inc. *	3,297	116,582
Avantor, Inc. *	7,796	122,787
Bio-Rad Laboratories, Inc., Class A *	707	248,878
Bio-Techne Corp.	1,252	236,490
Biogen, Inc. *	5,969	1,840,780
BioMarin Pharmaceutical, Inc. *	5,908	533,906
Bluebird Bio, Inc. *	1,795	129,832
Blueprint Medicines Corp. *	1,769	95,756
Bridgebio Pharma, Inc. *	692	22,061
Bristol-Myers Squibb Co.	77,270	4,563,566
Bruker Corp.	3,394	147,843
Catalent, Inc. *	5,103	262,958
Charles River Laboratories International, Inc. *	1,587	246,890
Elanco Animal Health, Inc. *	13,032	357,077

25
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Eli Lilly & Co.	27,904	3,519,531
Exact Sciences Corp. *	4,591	371,641
Exelixis, Inc. *	10,069	187,183
FibroGen, Inc. *	2,607	108,973
Gilead Sciences, Inc.	41,706	2,892,728
Global Blood Therapeutics, Inc. *	1,984	126,897
Horizon Therapeutics plc *	6,199	212,130
Illumina, Inc. *	4,865	1,292,484
Immunomedics, Inc. *	6,058	96,928
Incyte Corp. *	5,918	446,276
Intercept Pharmaceuticals, Inc. *	808	74,287
Ionis Pharmaceuticals, Inc. *	4,347	220,741
IQVIA Holdings, Inc. *	5,958	831,081
Jazz Pharmaceuticals plc *	1,850	211,973
Johnson & Johnson	86,738	11,664,526
Merck & Co., Inc.	83,926	6,425,375
Mettler-Toledo International, Inc. *	799	560,658
Mirati Therapeutics, Inc. *	1,194	106,851
Moderna, Inc. *	7,348	190,534
Mylan N.V. *	16,945	291,285
Nektar Therapeutics *	5,811	120,927
Neurocrine Biosciences, Inc. *	3,050	288,835
PerkinElmer, Inc.	3,656	316,025
Perrigo Co., plc	4,509	228,561
Pfizer, Inc.	182,428	6,096,744
PRA Health Sciences, Inc. *	2,070	194,994
Reata Pharmaceuticals, Inc., Class A *	838	163,200
Regeneron Pharmaceuticals, Inc. *	2,630	1,169,219
Repligen Corp. *	1,535	131,396
Sage Therapeutics, Inc. *	1,690	79,430
Sarepta Therapeutics, Inc. *	2,314	264,884
Seattle Genetics, Inc. *	3,801	432,782
Syneos Health, Inc. *	2,089	132,338
Thermo Fisher Scientific, Inc.	13,213	3,842,340
United Therapeutics Corp. *	1,443	148,571
Vertex Pharmaceuticals, Inc. *	8,506	1,905,599
Waters Corp. *	2,124	413,946
Zoetis, Inc.	15,756	2,099,172
		69,044,518

Real Estate 3.8%
Alexandria Real Estate Equities, Inc.	4,022	610,861
American Campus Communities, Inc.	4,544	197,391
American Homes 4 Rent, Class A	8,422	218,046
American Tower Corp.	14,600	3,311,280
Americold Realty Trust	6,280	192,608
Apartment Investment & Management Co., Class A	4,863	232,646
AvalonBay Communities, Inc.	4,596	921,912
Boston Properties, Inc.	4,746	611,949
Brixmor Property Group, Inc.	9,755	177,639
Camden Property Trust	3,199	339,030
CBRE Group, Inc., Class A *	11,017	618,494
CoreSite Realty Corp.	1,293	134,123
Cousins Properties, Inc.	4,801	171,348
Crown Castle International Corp.	13,685	1,960,924
CubeSmart	6,375	192,971
CyrusOne, Inc.	3,722	225,479
Digital Realty Trust, Inc.	6,867	824,795
Douglas Emmett, Inc.	5,427	207,203
Duke Realty Corp.	12,302	399,446
EastGroup Properties, Inc.	1,269	159,551
EPR Properties	2,552	151,180
Equinix, Inc.	2,807	1,607,850
Equity Commonwealth	3,989	125,494
Equity LifeStyle Properties, Inc.	5,961	407,315
Equity Residential	11,516	864,852
Security	Number of Shares	Value ($)
Essex Property Trust, Inc.	2,203	624,242
Extra Space Storage, Inc.	4,268	428,336
Federal Realty Investment Trust	2,316	269,443
First Industrial Realty Trust, Inc.	4,227	162,740
Gaming & Leisure Properties, Inc.	6,704	299,468
Healthcare Realty Trust, Inc.	4,324	148,313
Healthcare Trust of America, Inc., Class A	6,856	213,496
Healthpeak Properties, Inc.	16,310	516,048
Highwoods Properties, Inc.	3,366	151,066
Host Hotels & Resorts, Inc.	23,756	343,987
Hudson Pacific Properties, Inc.	5,081	164,015
Invitation Homes, Inc.	17,678	507,182
Iron Mountain, Inc.	9,478	288,226
JBG SMITH Properties	3,901	143,089
Jones Lang LaSalle, Inc.	1,692	250,027
Kilroy Realty Corp.	3,225	234,425
Kimco Realty Corp.	13,922	241,547
Lamar Advertising Co., Class A	2,817	235,896
Life Storage, Inc.	1,536	165,750
Medical Properties Trust, Inc.	17,149	362,358
Mid-America Apartment Communities, Inc.	3,762	486,276
National Retail Properties, Inc.	5,691	289,387
Omega Healthcare Investors, Inc.	7,184	284,486
Outfront Media, Inc.	4,730	124,588
Park Hotels & Resorts, Inc.	7,928	144,765
Prologis, Inc.	24,310	2,048,847
PS Business Parks, Inc.	658	97,746
Public Storage	4,945	1,034,098
Rayonier, Inc.	4,268	113,230
Realty Income Corp.	10,751	778,265
Regency Centers Corp.	5,539	318,160
Rexford Industrial Realty, Inc.	3,642	170,336
Ryman Hospitality Properties, Inc.	1,774	123,311
Sabra Health Care REIT, Inc.	6,413	125,374
SBA Communications Corp.	3,704	981,893
Service Properties Trust	5,357	96,855
Simon Property Group, Inc.	10,120	1,245,570
SL Green Realty Corp.	2,694	211,317
Spirit Realty Capital, Inc.	3,300	150,150
STAG Industrial, Inc.	4,896	136,990
STORE Capital Corp.	7,085	232,813
Sun Communities, Inc.	3,041	464,908
The Howard Hughes Corp. *	1,420	153,190
UDR, Inc.	9,703	436,441
Ventas, Inc.	12,415	667,555
VEREIT, Inc.	34,915	302,364
VICI Properties, Inc.	15,282	382,967
Vornado Realty Trust	5,232	280,331
Weingarten Realty Investors	3,924	105,673
Welltower, Inc.	13,382	1,001,241
Weyerhaeuser Co.	24,576	638,484
WP Carey, Inc.	5,702	441,392
		34,683,044

Retailing 6.1%
Aaron's, Inc.	2,209	86,880
Advance Auto Parts, Inc.	2,335	310,508
Amazon.com, Inc. *	13,732	25,867,655
AutoNation, Inc. *	2,098	89,648
AutoZone, Inc. *	783	808,455
Best Buy Co., Inc.	7,494	566,921
Booking Holdings, Inc. *	1,378	2,336,619
Burlington Stores, Inc. *	2,213	478,583
CarMax, Inc. *	5,399	471,387
Carvana Co. *	1,652	136,967
Dollar General Corp.	8,391	1,261,167
Dollar Tree, Inc. *	7,774	645,475

26
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
eBay, Inc.	25,201	872,963
Etsy, Inc. *	3,948	228,234
Expedia Group, Inc.	4,610	454,638
Five Below, Inc. *	1,803	174,801
Floor & Decor Holdings, Inc., Class A *	2,293	117,058
Foot Locker, Inc.	3,489	126,476
Genuine Parts Co.	4,800	418,752
GrubHub, Inc. *	3,027	145,629
Kohl's Corp.	5,152	201,701
L Brands, Inc.	7,594	164,486
LKQ Corp. *	10,097	298,669
Lowe's Cos., Inc.	25,266	2,692,598
Macy's, Inc.	10,053	133,001
Nordstrom, Inc.	3,467	120,305
O'Reilly Automotive, Inc. *	2,485	916,269
Penske Automotive Group, Inc.	1,089	50,116
Pool Corp.	1,327	279,944
RH *	530	96,142
Ross Stores, Inc.	11,928	1,297,528
Target Corp.	16,700	1,720,100
The Gap, Inc.	7,029	100,726
The Home Depot, Inc.	35,957	7,832,873
The TJX Cos., Inc.	39,978	2,390,684
Tiffany & Co.	3,553	474,645
Tractor Supply Co.	3,905	345,632
Ulta Salon, Cosmetics & Fragrance, Inc. *	1,867	479,987
Wayfair, Inc., Class A *	2,143	135,459
Williams-Sonoma, Inc.	2,530	157,847
		55,487,528

Semiconductors & Semiconductor Equipment 4.2%
Advanced Micro Devices, Inc. *	38,570	1,754,164
Analog Devices, Inc.	12,144	1,324,303
Applied Materials, Inc.	30,451	1,769,812
Broadcom, Inc.	13,069	3,562,871
Cabot Microelectronics Corp.	955	133,012
Cirrus Logic, Inc. *	1,905	130,759
Cree, Inc. *	3,556	159,060
Cypress Semiconductor Corp.	12,139	280,289
Enphase Energy, Inc. *	2,621	128,350
Entegris, Inc.	4,463	237,967
First Solar, Inc. *	2,504	114,608
Inphi Corp. *	1,503	112,214
Intel Corp.	143,401	7,961,623
KLA Corp.	5,238	805,133
Lam Research Corp.	4,778	1,402,009
Marvell Technology Group Ltd.	21,927	467,045
Maxim Integrated Products, Inc.	8,940	497,243
Microchip Technology, Inc.	7,854	712,436
Micron Technology, Inc. *	36,634	1,925,483
MKS Instruments, Inc.	1,773	177,637
Monolithic Power Systems, Inc.	1,340	212,578
NVIDIA Corp.	20,174	5,448,392
ON Semiconductor Corp. *	13,619	254,131
Qorvo, Inc. *	3,809	383,109
QUALCOMM, Inc.	37,642	2,947,369
Silicon Laboratories, Inc. *	1,426	126,458
Skyworks Solutions, Inc.	5,596	560,607
SolarEdge Technologies, Inc. *	1,597	199,178
Teradyne, Inc.	5,517	324,179
Texas Instruments, Inc.	30,820	3,517,795
Universal Display Corp.	1,391	220,877
Xilinx, Inc.	8,280	691,297
		38,541,988

Security	Number of Shares	Value ($)
Software & Services 13.8%
Accenture plc, Class A	20,925	3,778,846
ACI Worldwide, Inc. *	3,839	106,993
Adobe, Inc. *	15,952	5,505,354
Akamai Technologies, Inc. *	5,343	462,223
Alliance Data Systems Corp.	1,354	116,281
Alteryx, Inc., Class A *	1,600	223,392
Amdocs Ltd.	4,482	285,727
Anaplan, Inc. *	2,818	126,641
ANSYS, Inc. *	2,819	682,734
Aspen Technology, Inc. *	2,257	240,393
Autodesk, Inc. *	7,247	1,383,307
Automatic Data Processing, Inc.	14,251	2,205,200
Avalara, Inc. *	2,159	182,975
Black Knight, Inc. *	4,929	328,814
Blackbaud, Inc.	1,588	107,666
Booz Allen Hamilton Holding Corp.	4,623	329,620
Broadridge Financial Solutions, Inc.	3,792	395,733
CACI International, Inc., Class A *	823	201,651
Cadence Design Systems, Inc. *	9,259	612,390
CDK Global, Inc.	4,012	184,632
Ceridian HCM Holding, Inc. *	3,301	233,480
Citrix Systems, Inc.	3,792	392,055
Cognizant Technology Solutions Corp., Class A	18,034	1,098,812
Cornerstone OnDemand, Inc. *	1,731	71,023
Coupa Software, Inc. *	2,073	310,432
DocuSign, Inc. *	4,138	357,151
Dropbox, Inc., Class A *	7,098	138,837
DXC Technology Co.	8,478	204,405
Dynatrace, Inc. *	2,122	68,541
Elastic N.V. *	1,066	78,735
Envestnet, Inc. *	1,721	129,901
EPAM Systems, Inc. *	1,806	403,099
Euronet Worldwide, Inc. *	1,769	219,427
Fair Isaac Corp. *	965	362,869
Fidelity National Information Services, Inc.	20,251	2,829,470
FireEye, Inc. *	7,032	93,068
Fiserv, Inc. *	18,890	2,065,810
Five9, Inc. *	2,010	146,790
FleetCor Technologies, Inc. *	2,856	759,096
Fortinet, Inc. *	4,677	477,335
Gartner, Inc. *	2,942	380,665
Genpact Ltd.	5,118	196,838
Global Payments, Inc.	9,895	1,820,383
GoDaddy, Inc., Class A *	5,927	414,771
Guidewire Software, Inc. *	2,734	299,674
HubSpot, Inc. *	1,322	237,233
International Business Machines Corp.	29,188	3,798,818
Intuit, Inc.	8,574	2,279,398
j2 Global, Inc.	1,598	139,553
Jack Henry & Associates, Inc.	2,540	385,420
KBR, Inc.	4,654	120,818
Leidos Holdings, Inc.	4,401	451,763
LogMeIn, Inc.	1,578	134,501
Manhattan Associates, Inc. *	2,099	141,389
Mastercard, Inc., Class A	29,277	8,497,649
MAXIMUS, Inc.	2,136	134,611
Medallia, Inc. *	537	13,323
Microsoft Corp.	251,579	40,758,314
MongoDB, Inc. *	1,140	173,850
New Relic, Inc. *	1,637	92,098
NortonLifeLock, Inc.	18,868	359,058
Nuance Communications, Inc. *	9,303	201,131
Nutanix, Inc., Class A *	4,844	115,481
Okta, Inc. *	3,711	475,231
Oracle Corp.	71,417	3,532,285

27
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Palo Alto Networks, Inc. *	3,222	594,846
Paychex, Inc.	10,482	812,145
Paycom Software, Inc. *	1,617	457,045
Paylocity Holding Corp. *	1,180	152,834
PayPal Holdings, Inc. *	38,695	4,178,673
Pegasystems, Inc.	1,281	115,930
Perspecta, Inc.	4,518	112,814
Proofpoint, Inc. *	1,906	203,275
PTC, Inc. *	3,419	258,305
Q2 Holdings, Inc. *	1,440	108,533
RealPage, Inc. *	2,638	169,096
RingCentral, Inc., Class A *	2,452	578,059
Sabre Corp.	9,021	122,821
salesforce.com, Inc. *	29,232	4,981,133
Science Applications International Corp.	1,689	135,339
ServiceNow, Inc. *	6,203	2,022,736
Slack Technologies, Inc., Class A *	1,437	38,828
Smartsheet, Inc., Class A *	2,973	137,650
SolarWinds Corp. *	2,141	39,009
Splunk, Inc. *	5,078	748,142
Square, Inc., Class A *	11,293	941,046
SS&C Technologies Holdings, Inc.	7,357	408,313
Synopsys, Inc. *	4,953	683,167
The Trade Desk, Inc., Class A *	1,317	378,308
The Western Union Co.	13,809	309,183
Twilio, Inc., Class A *	4,113	463,288
Tyler Technologies, Inc. *	1,282	401,715
Verint Systems, Inc. *	2,194	120,407
VeriSign, Inc. *	3,412	647,427
Visa, Inc., Class A	56,463	10,262,715
VMware, Inc., Class A *	2,606	314,075
WEX, Inc. *	1,421	266,068
Workday, Inc., Class A *	5,433	941,267
Zendesk, Inc. *	3,713	294,478
Zoom Video Communications, Inc., Class A *	844	88,620
Zscaler, Inc. *	2,112	109,803
		125,652,256

Technology Hardware & Equipment 6.1%
Amphenol Corp., Class A	9,767	895,439
Apple, Inc.	137,758	37,657,527
Arista Networks, Inc. *	1,767	341,243
Arrow Electronics, Inc. *	2,694	180,660
Avnet, Inc.	3,303	101,336
CDW Corp.	4,728	540,032
Ciena Corp. *	5,142	197,710
Cisco Systems, Inc.	139,811	5,582,653
Cognex Corp.	5,673	252,675
Coherent, Inc. *	793	102,067
Corning, Inc.	25,307	603,825
Dell Technologies, Inc., Class C *	5,080	205,537
Dolby Laboratories, Inc., Class A	2,091	137,379
F5 Networks, Inc. *	2,011	241,219
FLIR Systems, Inc.	4,417	187,590
Hewlett Packard Enterprise Co.	42,676	545,826
HP, Inc.	48,854	1,015,675
IPG Photonics Corp. *	1,142	145,765
Jabil, Inc.	4,573	146,565
Juniper Networks, Inc.	11,093	235,393
Keysight Technologies, Inc. *	6,180	585,617
Littelfuse, Inc.	799	127,584
Lumentum Holdings, Inc. *	2,536	197,351
Motorola Solutions, Inc.	5,649	935,926
National Instruments Corp.	3,924	158,059
NCR Corp. *	4,197	105,764
NetApp, Inc.	7,488	349,839
Pure Storage, Inc., Class A *	7,368	112,436
Security	Number of Shares	Value ($)
Seagate Technology plc	7,580	363,461
SYNNEX Corp.	1,342	167,790
TE Connectivity Ltd.	11,107	920,437
Tech Data Corp. *	1,156	164,603
Trimble, Inc. *	8,175	322,749
Ubiquiti, Inc.	453	61,454
ViaSat, Inc. *	1,906	109,595
Western Digital Corp.	9,805	544,766
Xerox Holdings Corp.	6,333	203,923
Zebra Technologies Corp., Class A *	1,759	371,096
		55,118,566

Telecommunication Services 2.0%
AT&T, Inc.	240,802	8,481,047
CenturyLink, Inc.	32,270	389,499
GCI Liberty, Inc., Class A *	3,104	214,517
Sprint Corp. *	20,410	187,568
T-Mobile US, Inc. *	10,451	942,262
Verizon Communications, Inc.	136,321	7,383,145
Zayo Group Holdings, Inc. *	7,828	273,902
		17,871,940

Transportation 1.8%
Alaska Air Group, Inc.	4,050	204,363
AMERCO	263	84,820
American Airlines Group, Inc.	12,892	245,593
C.H. Robinson Worldwide, Inc.	4,466	307,707
CSX Corp.	25,613	1,804,436
Delta Air Lines, Inc.	18,972	875,178
Expeditors International of Washington, Inc.	5,584	393,225
FedEx Corp.	7,960	1,123,713
J.B. Hunt Transport Services, Inc.	2,815	271,479
JetBlue Airways Corp. *	9,579	151,157
Kansas City Southern	3,251	489,861
Kirby Corp. *	1,986	126,608
Knight-Swift Transportation Holdings, Inc.	4,067	129,900
Landstar System, Inc.	1,292	130,453
Lyft, Inc., Class A *	6,866	261,732
Macquarie Infrastructure Corp.	2,559	100,441
Norfolk Southern Corp.	8,625	1,572,769
Old Dominion Freight Line, Inc.	2,108	408,530
Southwest Airlines Co.	15,602	720,656
Uber Technologies, Inc. *	6,740	228,284
Union Pacific Corp.	22,877	3,655,973
United Airlines Holdings, Inc. *	7,144	439,999
United Parcel Service, Inc., Class B	23,092	2,089,595
XPO Logistics, Inc. *	3,010	222,650
		16,039,122

Utilities 3.4%
AES Corp.	21,986	367,826
ALLETE, Inc.	1,674	115,489
Alliant Energy Corp.	7,900	411,748
Ameren Corp.	8,113	640,927
American Electric Power Co., Inc.	16,303	1,455,206
American Water Works Co., Inc.	5,948	735,530
Atmos Energy Corp.	3,939	406,702
Avangrid, Inc.	1,989	98,833
Black Hills Corp.	2,021	145,916
CenterPoint Energy, Inc.	16,606	382,270
CMS Energy Corp.	9,347	564,746
Consolidated Edison, Inc.	10,954	863,394
Dominion Energy, Inc.	27,134	2,121,336
DTE Energy Co.	6,331	706,983
Duke Energy Corp.	24,032	2,203,734

28
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Edison International	11,804	793,111
Entergy Corp.	6,547	765,410
Essential Utilities, Inc.	7,151	307,564
Evergy, Inc.	7,494	489,733
Eversource Energy	10,680	923,393
Exelon Corp.	32,045	1,381,460
FirstEnergy Corp.	17,815	793,302
Hawaiian Electric Industries, Inc.	3,627	155,381
IDACORP, Inc.	1,657	160,132
MDU Resources Group, Inc.	6,581	182,491
National Fuel Gas Co.	2,842	104,046
New Jersey Resources Corp.	3,183	112,392
NextEra Energy, Inc.	16,103	4,070,194
NiSource, Inc.	12,238	330,671
NRG Energy, Inc.	8,236	273,518
OGE Energy Corp.	6,597	251,346
ONE Gas, Inc.	1,704	139,967
Ormat Technologies, Inc.	1,763	122,846
Pinnacle West Capital Corp.	3,695	330,665
PNM Resources, Inc.	2,626	123,632
Portland General Electric Co.	2,929	159,367
PPL Corp.	25,314	759,673
Public Service Enterprise Group, Inc.	16,665	855,081
Sempra Energy	9,293	1,298,975
Southwest Gas Holdings, Inc.	1,766	114,225
Spire, Inc.	1,652	123,983
TerraForm Power, Inc., Class A	2,610	49,042
The Southern Co.	34,546	2,085,196
UGI Corp.	6,924	249,541
Vistra Energy Corp.	14,798	284,565
WEC Energy Group, Inc.	10,481	967,711
Xcel Energy, Inc.	17,294	1,077,762
		31,057,015
Total Common Stock
(Cost $842,162,959)		906,561,930

Other Investment Companies 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.53% (c)	511,224	511,224

Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 1.52% (c)	92,750	92,750
Total Other Investment Companies
(Cost $603,974)		603,974

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 03/20/20	14	2,065,770	(215,066)
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $91,000.
(c)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

29
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of February 29, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 0.8%
Aptiv plc	177,027	13,827,579
Autoliv, Inc.	54,398	3,629,978
BorgWarner, Inc.	143,476	4,533,842
Ford Motor Co.	2,699,613	18,789,306
General Motors Co.	873,358	26,637,419
Gentex Corp.	176,358	4,708,759
Harley-Davidson, Inc.	105,526	3,215,377
Lear Corp.	38,629	4,295,545
Tesla, Inc. *	98,625	65,880,514
		145,518,319

Banks 4.7%
Bank of America Corp.	5,615,713	160,047,820
BOK Financial Corp.	21,664	1,568,474
Citigroup, Inc.	1,512,791	96,001,717
Citizens Financial Group, Inc.	299,927	9,504,687
Comerica, Inc.	99,453	5,235,206
Commerce Bancshares, Inc.	71,758	4,380,108
Cullen/Frost Bankers, Inc.	39,615	3,105,420
East West Bancorp, Inc.	101,211	3,920,914
Fifth Third Bancorp	491,295	11,987,598
First Republic Bank	116,599	11,726,361
Huntington Bancshares, Inc.	721,095	8,847,836
JPMorgan Chase & Co.	2,174,534	252,485,143
KeyCorp	680,218	11,121,564
M&T Bank Corp.	91,787	12,885,059
New York Community Bancorp, Inc.	324,555	3,508,439
People's United Financial, Inc.	306,354	4,285,892
Regions Financial Corp.	665,730	9,000,670
Signature Bank	37,484	4,689,248
SVB Financial Group *	35,666	7,424,235
The PNC Financial Services Group, Inc.	303,516	38,364,422
Truist Financial Corp.	929,148	42,870,889
U.S. Bancorp	986,593	45,817,379
Wells Fargo & Co.	2,668,702	109,016,477
Zions Bancorp NA	119,688	4,781,536
		862,577,094

Capital Goods 6.3%
3M Co.	398,387	59,455,276
A.O. Smith Corp.	95,187	3,764,646
Acuity Brands, Inc.	27,414	2,819,804
AGCO Corp.	43,102	2,604,654
Allegion plc	64,692	7,438,933
Allison Transmission Holdings, Inc.	81,631	3,314,219
AMETEK, Inc.	158,179	13,603,394
Arconic, Inc.	268,378	7,876,894
Carlisle Cos., Inc.	39,607	5,754,501
Caterpillar, Inc.	382,918	47,573,732
Cummins, Inc.	105,917	16,024,183
Deere & Co.	218,515	34,193,227
Donaldson Co., Inc.	87,702	3,953,606
Dover Corp.	100,719	10,347,870
Eaton Corp. plc	286,186	25,962,794
Security	Number of Shares	Value ($)
Emerson Electric Co.	422,218	27,068,396
Fastenal Co.	397,038	13,586,640
Flowserve Corp.	91,492	3,677,064
Fortive Corp.	204,280	14,128,005
Fortune Brands Home & Security, Inc.	97,315	6,009,201
General Dynamics Corp.	162,551	25,957,769
General Electric Co.	6,055,503	65,883,873
Graco, Inc.	116,033	5,722,748
HD Supply Holdings, Inc. *	114,464	4,351,921
HEICO Corp.	27,935	3,012,790
HEICO Corp., Class A	49,837	4,402,102
Hexcel Corp.	58,904	3,806,966
Honeywell International, Inc.	495,128	80,294,908
Hubbell, Inc.	37,754	5,030,343
Huntington Ingalls Industries, Inc.	28,301	5,816,705
IDEX Corp.	52,662	7,793,976
Illinois Tool Works, Inc.	202,932	34,047,931
Ingersoll-Rand plc	166,220	21,449,029
Jacobs Engineering Group, Inc.	93,705	8,652,720
Johnson Controls International plc	536,430	19,617,245
L3Harris Technologies, Inc.	153,248	30,301,727
Lennox International, Inc.	24,242	5,530,327
Lincoln Electric Holdings, Inc.	41,880	3,429,553
Lockheed Martin Corp.	172,205	63,693,463
Masco Corp.	196,522	8,120,289
Nordson Corp.	35,318	5,131,705
Northrop Grumman Corp.	108,638	35,724,520
Owens Corning	74,990	4,236,185
PACCAR, Inc.	239,781	16,041,349
Parker-Hannifin Corp.	88,931	16,431,781
Pentair plc	116,527	4,589,999
Quanta Services, Inc.	98,794	3,767,015
Raytheon Co.	192,897	36,372,658
Rockwell Automation, Inc.	80,296	14,734,316
Roper Technologies, Inc.	72,213	25,397,312
Sensata Technologies Holding plc *	109,744	4,477,555
Snap-on, Inc.	38,266	5,539,004
Spirit AeroSystems Holdings, Inc., Class A	71,829	3,795,444
Stanley Black & Decker, Inc.	104,967	15,083,758
Teledyne Technologies, Inc. *	25,383	8,562,194
Textron, Inc.	159,398	6,471,559
The Boeing Co.	370,697	101,982,452
The Middleby Corp. *	39,451	4,411,016
The Toro Co.	74,106	5,293,392
TransDigm Group, Inc.	34,545	19,269,546
United Rentals, Inc. *	51,884	6,873,592
United Technologies Corp.	562,205	73,418,351
W.W. Grainger, Inc.	30,093	8,352,011
WABCO Holdings, Inc. *	35,441	4,788,079
Westinghouse Air Brake Technologies Corp.	127,106	8,732,182
Woodward, Inc.	38,942	4,018,814
Xylem, Inc.	125,346	9,694,260
		1,169,263,473

Commercial & Professional Services 0.9%
Cintas Corp.	58,300	15,550,942
Copart, Inc. *	141,322	11,938,882
CoStar Group, Inc. *	25,430	16,976,814

30
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Equifax, Inc.	83,851	11,910,196
IAA, Inc. *	93,150	3,979,368
IHS Markit Ltd.	277,390	19,761,264
ManpowerGroup, Inc.	41,226	3,130,702
Nielsen Holdings plc	244,288	4,448,484
Republic Services, Inc.	146,387	13,212,891
Robert Half International, Inc.	82,226	4,145,013
Rollins, Inc.	97,798	3,661,557
Stericycle, Inc. *	63,289	3,634,687
TransUnion	130,252	11,582,008
Verisk Analytics, Inc.	113,245	17,565,432
Waste Management, Inc.	270,115	29,931,443
		171,429,683

Consumer Durables & Apparel 1.2%
Capri Holdings Ltd. *	103,680	2,677,018
D.R. Horton, Inc.	233,188	12,421,925
Garmin Ltd.	100,183	8,855,175
Hanesbrands, Inc.	252,073	3,337,447
Hasbro, Inc.	88,175	6,811,519
Leggett & Platt, Inc.	92,972	3,687,270
Lennar Corp., Class A	202,210	12,201,351
Lululemon Athletica, Inc. *	83,345	18,120,036
Mohawk Industries, Inc. *	41,470	5,024,090
Newell Brands, Inc.	263,192	4,061,053
NIKE, Inc., Class B	863,636	77,191,786
NVR, Inc. *	2,396	8,786,563
Polaris, Inc.	39,372	3,249,371
PulteGroup, Inc.	175,387	7,050,557
PVH Corp.	51,389	3,808,439
Ralph Lauren Corp.	34,344	3,623,635
Tapestry, Inc.	190,707	4,472,079
Toll Brothers, Inc.	83,660	3,097,930
Under Armour, Inc., Class A *	129,929	1,843,692
Under Armour, Inc., Class C *	135,389	1,689,655
VF Corp.	226,845	16,332,840
Whirlpool Corp.	43,746	5,593,364
		213,936,795

Consumer Services 1.9%
Aramark	173,829	6,038,820
Bright Horizons Family Solutions, Inc. *	39,953	6,278,614
Caesars Entertainment Corp. *	387,821	4,929,205
Carnival Corp.	277,531	9,286,187
Chipotle Mexican Grill, Inc. *	17,771	13,747,290
Darden Restaurants, Inc.	84,626	8,251,035
Domino's Pizza, Inc.	26,798	9,096,849
Dunkin' Brands Group, Inc.	57,671	3,836,275
H&R Block, Inc.	134,020	2,770,193
Hilton Worldwide Holdings, Inc.	195,017	18,955,652
Las Vegas Sands Corp.	234,885	13,696,144
Marriott International, Inc., Class A	188,212	23,338,288
McDonald's Corp.	522,093	101,374,798
MGM Resorts International	355,364	8,727,740
Norwegian Cruise Line Holdings Ltd. *	147,642	5,501,141
Royal Caribbean Cruises Ltd.	118,852	9,556,889
Service Corp. International	127,473	6,091,935
ServiceMaster Global Holdings, Inc. *	95,160	3,403,873
Starbucks Corp.	818,620	64,204,367
Vail Resorts, Inc.	27,779	5,906,093
Wyndham Hotels & Resorts, Inc.	66,241	3,374,979
Wynn Resorts Ltd.	66,667	7,198,703
Yum! Brands, Inc.	209,259	18,676,366
		354,241,436

Security	Number of Shares	Value ($)
Diversified Financials 5.2%
AGNC Investment Corp.	372,852	6,353,398
Ally Financial, Inc.	262,573	6,582,705
American Express Co.	465,978	51,224,961
Ameriprise Financial, Inc.	87,685	12,389,890
Annaly Capital Management, Inc.	986,348	8,739,043
Apollo Global Management, Inc.	138,021	5,749,955
Berkshire Hathaway, Inc., Class B *	1,355,545	279,703,155
BlackRock, Inc.	81,703	37,829,306
Capital One Financial Corp.	322,277	28,444,168
Cboe Global Markets, Inc.	77,400	8,823,600
CME Group, Inc.	248,232	49,353,486
Credit Acceptance Corp. *	9,543	3,847,738
Discover Financial Services	217,033	14,233,024
E*TRADE Financial Corp.	156,636	7,170,796
Eaton Vance Corp.	78,545	3,240,767
Equitable Holdings, Inc.	305,739	6,542,815
FactSet Research Systems, Inc.	26,516	7,052,991
Franklin Resources, Inc.	195,952	4,263,915
Intercontinental Exchange, Inc.	385,909	34,430,801
Invesco Ltd.	257,195	3,703,608
Jefferies Financial Group, Inc.	165,775	3,267,425
KKR & Co., Inc., Class A	380,466	10,881,328
Lazard Ltd., Class A	78,006	2,794,175
MarketAxess Holdings, Inc.	26,207	8,499,716
Moody's Corp.	112,533	27,011,296
Morgan Stanley	852,839	38,403,340
Morningstar, Inc.	14,151	2,078,782
MSCI, Inc.	59,006	17,432,733
Nasdaq, Inc.	79,636	8,166,672
Northern Trust Corp.	146,454	12,852,803
Raymond James Financial, Inc.	85,703	7,167,342
S&P Global, Inc.	169,258	45,007,395
Santander Consumer USA Holdings, Inc.	69,610	1,698,484
SEI Investments Co.	87,960	4,812,292
Starwood Property Trust, Inc.	194,416	4,312,147
State Street Corp.	252,789	17,217,459
Synchrony Financial	391,385	11,389,303
T. Rowe Price Group, Inc.	161,959	19,112,782
TD Ameritrade Holding Corp.	182,659	7,713,690
The Bank of New York Mellon Corp.	582,712	23,250,209
The Blackstone Group, Inc., Class A	457,519	24,632,823
The Charles Schwab Corp. (a)	787,278	32,081,578
The Goldman Sachs Group, Inc.	220,935	44,357,120
Voya Financial, Inc.	93,277	4,910,101
		958,731,117

Energy 3.4%
Apache Corp.	258,618	6,444,761
Baker Hughes Co.	453,417	7,295,480
Cabot Oil & Gas Corp.	281,607	3,922,786
Cheniere Energy, Inc. *	159,913	8,201,938
Chevron Corp.	1,310,907	122,360,059
Cimarex Energy Co.	70,610	2,333,661
Concho Resources, Inc.	139,233	9,470,629
ConocoPhillips	760,070	36,802,589
Continental Resources, Inc.	59,571	1,128,870
Devon Energy Corp.	267,297	4,340,903
Diamondback Energy, Inc.	111,293	6,900,166
EOG Resources, Inc.	403,589	25,531,040
Exxon Mobil Corp.	2,933,594	150,904,075
Halliburton Co.	606,338	10,283,493
Helmerich & Payne, Inc.	74,661	2,754,244
Hess Corp.	178,871	10,048,973
HollyFrontier Corp.	102,531	3,453,244
Kinder Morgan, Inc.	1,351,898	25,915,885

31
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Marathon Oil Corp.	558,368	4,623,287
Marathon Petroleum Corp.	450,931	21,383,148
National Oilwell Varco, Inc.	268,445	5,022,606
Noble Energy, Inc.	331,568	5,248,721
Occidental Petroleum Corp.	618,933	20,263,866
ONEOK, Inc.	285,545	19,051,562
Parsley Energy, Inc., Class A	213,583	2,862,012
Phillips 66	308,343	23,082,557
Pioneer Natural Resources Co.	114,392	14,045,050
Schlumberger Ltd.	961,257	26,040,452
Targa Resources Corp.	161,411	5,229,716
TechnipFMC plc	291,193	4,321,304
The Williams Cos., Inc.	838,656	15,976,397
Valero Energy Corp.	285,165	18,892,181
WPX Energy, Inc. *	292,508	2,729,100
		626,864,755

Food & Staples Retailing 1.4%
Costco Wholesale Corp.	306,066	86,047,395
Sysco Corp.	353,569	23,565,374
The Kroger Co.	558,336	15,705,992
US Foods Holding Corp. *	152,649	5,135,112
Walgreens Boots Alliance, Inc.	520,291	23,808,516
Walmart, Inc.	983,408	105,893,374
		260,155,763

Food, Beverage & Tobacco 3.6%
Altria Group, Inc.	1,294,242	52,248,550
Archer-Daniels-Midland Co.	384,959	14,493,706
Beyond Meat, Inc. *(b)	7,095	636,067
Brown-Forman Corp., Class A	38,721	2,272,535
Brown-Forman Corp., Class B	125,972	7,735,941
Bunge Ltd.	97,764	4,590,020
Campbell Soup Co.	116,867	5,273,039
Conagra Brands, Inc.	337,239	9,000,909
Constellation Brands, Inc., Class A	116,399	20,064,860
General Mills, Inc.	417,917	20,477,933
Hormel Foods Corp.	192,760	8,018,816
Ingredion, Inc.	47,050	3,919,265
Kellogg Co.	173,672	10,501,946
Keurig Dr Pepper, Inc.	185,110	5,160,867
Lamb Weston Holdings, Inc.	100,943	8,770,937
McCormick & Co., Inc. Non-Voting Shares	85,860	12,551,873
Molson Coors Beverage Co., Class B	130,234	6,460,909
Mondelez International, Inc., Class A	998,825	52,737,960
Monster Beverage Corp. *	265,472	16,568,107
PepsiCo, Inc.	966,532	127,611,220
Philip Morris International, Inc.	1,078,087	88,262,983
Pilgrim's Pride Corp. *	36,793	778,540
Post Holdings, Inc. *	46,482	4,706,767
The Coca-Cola Co.	2,672,982	142,977,807
The Hershey Co.	102,977	14,827,658
The J.M. Smucker Co.	79,270	8,164,017
The Kraft Heinz Co.	430,622	10,666,507
Tyson Foods, Inc., Class A	203,994	13,836,913
		673,316,652

Health Care Equipment & Services 6.3%
Abbott Laboratories	1,224,580	94,329,397
ABIOMED, Inc. *	31,122	4,676,392
Align Technology, Inc. *	49,870	10,889,115
AmerisourceBergen Corp.	103,697	8,743,731
Anthem, Inc.	175,951	45,235,243
Baxter International, Inc.	354,481	29,588,529
Becton Dickinson & Co.	187,247	44,531,082
Security	Number of Shares	Value ($)
Boston Scientific Corp. *	965,807	36,111,524
Cardinal Health, Inc.	201,854	10,520,630
Centene Corp. *	405,217	21,484,605
Cerner Corp.	218,287	15,120,740
Chemed Corp.	11,029	4,605,931
Cigna Corp.	259,095	47,398,839
CVS Health Corp.	902,179	53,390,953
Danaher Corp.	443,633	64,140,459
DaVita, Inc. *	62,746	4,870,345
DENTSPLY SIRONA, Inc.	153,296	7,548,295
DexCom, Inc. *	63,169	17,434,644
Edwards Lifesciences Corp. *	144,587	29,617,201
Encompass Health Corp.	67,981	5,087,698
Guardant Health, Inc. *	27,671	2,406,270
Haemonetics Corp. *	35,146	3,807,366
HCA Healthcare, Inc.	183,171	23,264,549
Henry Schein, Inc. *	101,883	6,208,750
Hill-Rom Holdings, Inc.	46,278	4,445,002
Hologic, Inc. *	185,103	8,722,053
Humana, Inc.	91,627	29,291,319
IDEXX Laboratories, Inc. *	59,533	15,151,744
Insulet Corp. *	42,704	8,112,479
Intuitive Surgical, Inc. *	80,049	42,742,964
Laboratory Corp. of America Holdings *	67,602	11,876,995
Masimo Corp. *	33,996	5,552,567
McKesson Corp.	125,251	17,517,605
Medtronic plc	929,503	93,573,067
Molina Healthcare, Inc. *	43,271	5,302,861
Quest Diagnostics, Inc.	93,262	9,891,368
ResMed, Inc.	99,958	15,889,324
STERIS plc	58,614	9,297,353
Stryker Corp.	223,001	42,501,761
Teleflex, Inc.	32,073	10,745,096
The Cooper Cos., Inc.	34,312	11,136,646
UnitedHealth Group, Inc.	656,737	167,441,666
Universal Health Services, Inc., Class B	55,616	6,881,924
Varian Medical Systems, Inc. *	63,063	7,754,857
Veeva Systems, Inc., Class A *	90,884	12,902,801
West Pharmaceutical Services, Inc.	51,472	7,749,624
Zimmer Biomet Holdings, Inc.	142,671	19,424,657
		1,154,918,021

Household & Personal Products 1.8%
Church & Dwight Co., Inc.	169,302	11,769,875
Colgate-Palmolive Co.	593,334	40,091,578
Coty, Inc., Class A	207,449	1,914,754
Herbalife Nutrition Ltd. *	63,404	2,051,753
Kimberly-Clark Corp.	237,113	31,106,855
The Clorox Co.	87,042	13,876,236
The Estee Lauder Cos., Inc., Class A	154,372	28,342,699
The Procter & Gamble Co.	1,728,578	195,726,887
		324,880,637

Insurance 2.5%
Aflac, Inc.	509,847	21,846,944
Alleghany Corp. *	9,864	6,631,074
American Financial Group, Inc.	52,990	4,897,336
American International Group, Inc.	601,950	25,378,212
Aon plc	162,065	33,709,520
Arch Capital Group Ltd. *	279,539	11,301,762
Arthur J. Gallagher & Co.	129,744	12,648,742
Assurant, Inc.	41,796	5,040,180
Athene Holding Ltd., Class A *	82,250	3,392,812
Axis Capital Holdings Ltd.	59,131	3,318,432
Brown & Brown, Inc.	162,067	6,970,502
Chubb Ltd.	314,073	45,550,007

32
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Cincinnati Financial Corp.	104,819	9,773,324
CNA Financial Corp.	19,624	815,966
Erie Indemnity Co., Class A	12,767	1,824,660
Everest Re Group Ltd.	28,270	7,007,568
Fidelity National Financial, Inc.	190,989	7,402,734
Globe Life, Inc.	69,454	6,435,608
Lincoln National Corp.	136,956	6,216,433
Loews Corp.	176,540	8,055,520
Markel Corp. *	9,582	11,322,091
Marsh & McLennan Cos., Inc.	349,677	36,562,227
MetLife, Inc.	542,791	23,188,031
Old Republic International Corp.	195,046	3,846,307
Principal Financial Group, Inc.	177,834	7,894,051
Prudential Financial, Inc.	278,221	20,991,774
Reinsurance Group of America, Inc.	43,062	5,254,856
RenaissanceRe Holdings Ltd.	30,459	5,190,214
The Allstate Corp.	224,773	23,657,358
The Hartford Financial Services Group, Inc.	250,778	12,526,361
The Progressive Corp.	404,691	29,607,193
The Travelers Cos., Inc.	178,454	21,380,574
Unum Group	141,471	3,297,689
W.R. Berkley Corp.	99,700	6,693,858
Willis Towers Watson plc	89,425	16,923,681
		456,553,601

Materials 2.6%
Air Products & Chemicals, Inc.	152,910	33,580,565
Albemarle Corp.	73,890	6,047,897
Amcor plc	1,125,613	10,490,713
AptarGroup, Inc.	44,229	4,470,225
Ashland Global Holdings, Inc.	41,453	2,965,548
Avery Dennison Corp.	58,237	6,667,554
Axalta Coating Systems Ltd. *	144,329	3,596,679
Ball Corp.	226,160	15,935,234
Berry Global Group, Inc. *	90,871	3,449,463
Celanese Corp.	84,120	7,885,409
CF Industries Holdings, Inc.	151,235	5,574,522
Corteva, Inc.	518,152	14,093,734
Crown Holdings, Inc. *	93,649	6,602,254
Dow, Inc.	514,363	20,785,409
DuPont de Nemours, Inc.	513,675	22,036,657
Eastman Chemical Co.	94,372	5,804,822
Ecolab, Inc.	173,868	31,374,481
FMC Corp.	90,326	8,409,351
Freeport-McMoRan, Inc.	1,003,454	9,994,402
Huntsman Corp.	139,139	2,635,293
International Flavors & Fragrances, Inc. (b)	73,998	8,863,480
International Paper Co.	272,218	10,061,177
Linde plc	372,271	71,107,484
LyondellBasell Industries N.V., Class A	177,277	12,668,214
Martin Marietta Materials, Inc.	43,165	9,821,332
NewMarket Corp.	5,099	1,981,420
Newmont Corp.	567,264	25,316,992
Nucor Corp.	209,874	8,678,290
Packaging Corp. of America	65,487	5,934,432
PPG Industries, Inc.	163,407	17,067,861
Reliance Steel & Aluminum Co.	45,973	4,702,578
Royal Gold, Inc.	45,518	4,391,121
RPM International, Inc.	90,032	5,771,952
Sealed Air Corp.	107,630	3,262,265
Sonoco Products Co.	69,167	3,334,541
Steel Dynamics, Inc.	147,778	3,935,328
The Mosaic Co.	243,095	4,139,908
The Sherwin-Williams Co.	56,915	29,410,826
Vulcan Materials Co.	91,784	11,037,944
W.R. Grace & Co.	38,810	2,195,094
Security	Number of Shares	Value ($)
Westlake Chemical Corp.	24,634	1,376,302
Westrock Co.	178,584	5,937,918
		473,396,671

Media & Entertainment 8.4%
Activision Blizzard, Inc.	532,940	30,979,802
Alphabet, Inc., Class A *	207,672	278,124,726
Alphabet, Inc., Class C *	207,165	277,462,299
Altice USA, Inc., Class A *	213,812	5,529,178
Cable One, Inc.	3,474	5,464,672
Charter Communications, Inc., Class A *	108,779	53,646,539
Comcast Corp., Class A	3,145,899	127,188,697
Discovery, Inc., Class A *	109,200	2,806,440
Discovery, Inc., Class C *	231,820	5,818,682
DISH Network Corp., Class A *	177,221	5,940,448
Electronic Arts, Inc. *	202,692	20,546,888
Facebook, Inc., Class A *	1,668,220	321,082,303
Fox Corp., Class A	245,487	7,546,270
Fox Corp., Class B *	111,733	3,402,270
IAC/InterActiveCorp *	50,521	10,303,253
Liberty Broadband Corp., Class A *	16,804	2,078,319
Liberty Broadband Corp., Class C *	105,622	13,296,754
Liberty Global plc, Class A *	113,614	2,217,745
Liberty Global plc, Class C *	285,342	5,304,508
Liberty Media Corp. - Liberty Formula One, Class A *	18,406	690,041
Liberty Media Corp. - Liberty Formula One, Class C *	140,094	5,472,072
Liberty Media Corp. - Liberty SiriusXM, Class A *	57,265	2,558,028
Liberty Media Corp. - Liberty SiriusXM, Class C *	100,922	4,503,140
Live Nation Entertainment, Inc. *	98,055	5,958,802
Netflix, Inc. *	303,649	112,055,590
News Corp., Class A	270,938	3,271,576
News Corp., Class B	84,992	1,057,300
Omnicom Group, Inc.	150,511	10,427,402
Roku, Inc. *	63,008	7,162,119
Sirius XM Holdings, Inc.	943,146	5,979,546
Snap, Inc., Class A *	542,892	7,692,780
Take-Two Interactive Software, Inc. *	78,002	8,383,655
The Interpublic Group of Cos., Inc.	269,160	5,749,258
The Walt Disney Co.	1,249,723	147,029,911
TripAdvisor, Inc.	72,936	1,710,349
Twitter, Inc. *	539,849	17,922,987
ViacomCBS, Inc., Class B	383,141	9,429,100
Zillow Group, Inc., Class A *	23,803	1,325,113
Zillow Group, Inc., Class C *	86,586	4,832,365
		1,541,950,927

Pharmaceuticals, Biotechnology & Life Sciences 7.6%
AbbVie, Inc.	1,024,819	87,837,236
Agilent Technologies, Inc.	213,739	16,472,865
Alexion Pharmaceuticals, Inc. *	154,001	14,480,714
Allergan plc	227,405	43,359,311
Alnylam Pharmaceuticals, Inc. *	77,031	9,063,467
Amgen, Inc.	412,174	82,323,513
Avantor, Inc. *	154,741	2,437,171
Bio-Rad Laboratories, Inc., Class A *	15,132	5,326,767
Bio-Techne Corp.	26,461	4,998,218
Biogen, Inc. *	125,030	38,558,002
BioMarin Pharmaceutical, Inc. *	124,331	11,235,792
Bluebird Bio, Inc. *	38,089	2,754,977
Bristol-Myers Squibb Co.	1,625,711	96,014,492
Catalent, Inc. *	107,268	5,527,520
Elanco Animal Health, Inc. *	274,073	7,509,600

33
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Eli Lilly & Co.	585,482	73,846,845
Exact Sciences Corp. *	97,203	7,868,583
Exelixis, Inc. *	211,271	3,927,528
Gilead Sciences, Inc.	876,677	60,806,317
Illumina, Inc. *	101,975	27,091,698
Incyte Corp. *	123,752	9,332,138
Ionis Pharmaceuticals, Inc. *	88,497	4,493,878
IQVIA Holdings, Inc. *	125,116	17,452,431
Jazz Pharmaceuticals plc *	39,233	4,495,317
Johnson & Johnson	1,824,164	245,313,575
Merck & Co., Inc.	1,764,912	135,121,663
Mettler-Toledo International, Inc. *	16,965	11,904,341
Mylan N.V. *	359,071	6,172,430
Neurocrine Biosciences, Inc. *	63,634	6,026,140
PerkinElmer, Inc.	77,073	6,662,190
Perrigo Co., plc	94,306	4,780,371
Pfizer, Inc.	3,837,042	128,233,944
PRA Health Sciences, Inc. *	43,490	4,096,758
Regeneron Pharmaceuticals, Inc. *	55,530	24,686,972
Sage Therapeutics, Inc. *	35,418	1,664,646
Sarepta Therapeutics, Inc. *	49,235	5,635,930
Seattle Genetics, Inc. *	79,469	9,048,340
Syneos Health, Inc. *	43,388	2,748,630
Thermo Fisher Scientific, Inc.	277,848	80,798,198
Vertex Pharmaceuticals, Inc. *	178,194	39,920,802
Waters Corp. *	44,482	8,669,097
Zoetis, Inc.	329,882	43,950,179
		1,402,648,586

Real Estate 3.6%
Alexandria Real Estate Equities, Inc.	84,789	12,877,753
American Campus Communities, Inc.	94,173	4,090,875
American Homes 4 Rent, Class A	176,351	4,565,727
American Tower Corp.	307,070	69,643,476
Americold Realty Trust	132,705	4,070,062
Apartment Investment & Management Co., Class A	101,979	4,878,675
AvalonBay Communities, Inc.	97,739	19,605,466
Boston Properties, Inc.	99,469	12,825,533
Brixmor Property Group, Inc.	206,982	3,769,142
Camden Property Trust	66,623	7,060,706
CBRE Group, Inc., Class A *	232,635	13,060,129
Crown Castle International Corp.	288,553	41,346,759
CubeSmart	133,163	4,030,844
CyrusOne, Inc.	78,972	4,784,124
Digital Realty Trust, Inc.	145,074	17,424,838
Douglas Emmett, Inc.	114,489	4,371,190
Duke Realty Corp.	253,561	8,233,126
Equinix, Inc.	59,110	33,858,208
Equity LifeStyle Properties, Inc.	126,221	8,624,681
Equity Residential	242,490	18,210,999
Essex Property Trust, Inc.	45,582	12,916,116
Extra Space Storage, Inc.	89,389	8,971,080
Federal Realty Investment Trust	48,294	5,618,524
Gaming & Leisure Properties, Inc.	141,567	6,323,798
Healthcare Trust of America, Inc., Class A	142,157	4,426,769
Healthpeak Properties, Inc.	343,656	10,873,276
Highwoods Properties, Inc.	70,695	3,172,792
Host Hotels & Resorts, Inc.	495,178	7,170,177
Invitation Homes, Inc.	372,430	10,685,017
Iron Mountain, Inc.	200,701	6,103,317
JBG SMITH Properties	82,472	3,025,073
Jones Lang LaSalle, Inc.	35,681	5,272,581
Kilroy Realty Corp.	67,151	4,881,206
Kimco Realty Corp.	289,802	5,028,065
Lamar Advertising Co., Class A	59,102	4,949,201
Medical Properties Trust, Inc.	357,194	7,547,509
Security	Number of Shares	Value ($)
Mid-America Apartment Communities, Inc.	79,165	10,232,868
National Retail Properties, Inc.	118,780	6,039,963
Omega Healthcare Investors, Inc.	151,710	6,007,716
Park Hotels & Resorts, Inc.	167,716	3,062,494
Prologis, Inc.	511,851	43,138,802
Public Storage	104,302	21,811,634
Realty Income Corp.	226,505	16,396,697
Regency Centers Corp.	115,322	6,624,096
SBA Communications Corp.	78,142	20,714,663
Simon Property Group, Inc.	212,578	26,164,100
SL Green Realty Corp.	57,118	4,480,336
STORE Capital Corp.	148,566	4,881,879
Sun Communities, Inc.	63,977	9,780,804
The Macerich Co.	76,364	1,559,353
UDR, Inc.	202,645	9,114,972
Ventas, Inc.	258,556	13,902,556
VEREIT, Inc.	741,478	6,421,200
VICI Properties, Inc.	319,526	8,007,322
Vornado Realty Trust	109,406	5,861,974
Welltower, Inc.	281,815	21,085,398
Weyerhaeuser Co.	515,581	13,394,794
WP Carey, Inc.	119,583	9,256,920
		672,237,355

Retailing 6.2%
Advance Auto Parts, Inc.	47,850	6,363,093
Amazon.com, Inc. *	288,700	543,838,625
AutoZone, Inc. *	16,467	17,002,342
Best Buy Co., Inc.	157,479	11,913,286
Booking Holdings, Inc. *	28,996	49,167,357
Burlington Stores, Inc. *	46,081	9,965,477
CarMax, Inc. *	114,454	9,992,979
Dollar General Corp.	176,660	26,551,998
Dollar Tree, Inc. *	163,730	13,594,502
eBay, Inc.	531,479	18,410,433
Expedia Group, Inc.	96,493	9,516,140
Foot Locker, Inc.	73,782	2,674,597
Genuine Parts Co.	100,148	8,736,912
GrubHub, Inc. *	63,918	3,075,095
Kohl's Corp.	107,895	4,224,089
L Brands, Inc.	161,182	3,491,202
LKQ Corp. *	214,014	6,330,534
Lowe's Cos., Inc.	531,592	56,651,759
Macy's, Inc.	216,222	2,860,617
O'Reilly Automotive, Inc. *	52,341	19,299,174
Pool Corp.	27,638	5,830,512
Qurate Retail, Inc., Series A *	267,679	1,825,571
Ross Stores, Inc.	250,069	27,202,506
Target Corp.	350,818	36,134,254
The Gap, Inc.	148,208	2,123,821
The Home Depot, Inc.	756,235	164,738,232
The TJX Cos., Inc.	840,255	50,247,249
Tiffany & Co.	75,007	10,020,185
Tractor Supply Co.	82,623	7,312,962
Ulta Salon, Cosmetics & Fragrance, Inc. *	39,455	10,143,486
Wayfair, Inc., Class A *	45,932	2,903,362
Williams-Sonoma, Inc.	54,120	3,376,547
		1,145,518,898

Semiconductors & Semiconductor Equipment 4.2%
Advanced Micro Devices, Inc. *	810,759	36,873,319
Analog Devices, Inc.	255,914	27,907,422
Applied Materials, Inc.	640,668	37,235,624
Broadcom, Inc.	274,824	74,922,519
Cypress Semiconductor Corp.	255,798	5,906,376
First Solar, Inc. *	53,169	2,433,545

34
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Intel Corp.	3,015,194	167,403,571
KLA Corp.	109,246	16,792,203
Lam Research Corp.	100,642	29,531,382
Marvell Technology Group Ltd.	462,657	9,854,594
Maxim Integrated Products, Inc.	188,131	10,463,846
Microchip Technology, Inc.	165,777	15,037,632
Micron Technology, Inc. *	767,278	40,328,132
Monolithic Power Systems, Inc.	27,855	4,418,917
NVIDIA Corp.	424,021	114,515,351
ON Semiconductor Corp. *	284,526	5,309,255
Qorvo, Inc. *	80,007	8,047,104
QUALCOMM, Inc.	791,750	61,994,025
Skyworks Solutions, Inc.	117,658	11,786,978
Teradyne, Inc.	117,042	6,877,388
Texas Instruments, Inc.	647,777	73,937,267
Universal Display Corp.	29,317	4,655,246
Xilinx, Inc.	174,542	14,572,512
		780,804,208

Software & Services 13.9%
Accenture plc, Class A	439,951	79,450,751
Adobe, Inc. *	335,398	115,752,558
Akamai Technologies, Inc. *	111,668	9,660,399
Alliance Data Systems Corp.	28,615	2,457,456
Alteryx, Inc., Class A *	33,645	4,697,515
Anaplan, Inc. *	60,419	2,715,230
ANSYS, Inc. *	59,165	14,329,171
Aspen Technology, Inc. *	47,384	5,046,870
Autodesk, Inc. *	152,690	29,145,467
Automatic Data Processing, Inc.	299,793	46,389,969
Black Knight, Inc. *	103,634	6,913,424
Booz Allen Hamilton Holding Corp.	96,768	6,899,558
Broadridge Financial Solutions, Inc.	79,215	8,266,877
Cadence Design Systems, Inc. *	194,135	12,840,089
CDK Global, Inc.	84,091	3,869,868
Ceridian HCM Holding, Inc. *	70,336	4,974,865
Citrix Systems, Inc.	79,765	8,246,903
Cognizant Technology Solutions Corp., Class A	380,130	23,161,321
Coupa Software, Inc. *	43,638	6,534,791
DocuSign, Inc. *	87,114	7,518,809
DXC Technology Co.	176,759	4,261,660
Elastic N.V. *	21,762	1,607,341
EPAM Systems, Inc. *	38,008	8,483,386
Euronet Worldwide, Inc. *	37,757	4,683,378
Fair Isaac Corp. *	19,948	7,501,047
Fidelity National Information Services, Inc.	425,933	59,511,359
Fiserv, Inc. *	395,703	43,274,080
FleetCor Technologies, Inc. *	60,375	16,047,071
Fortinet, Inc. *	98,319	10,034,437
Gartner, Inc. *	61,673	7,979,870
Genpact Ltd.	106,956	4,113,528
Global Payments, Inc.	208,312	38,323,159
GoDaddy, Inc., Class A *	122,547	8,575,839
Guidewire Software, Inc. *	57,930	6,349,707
HubSpot, Inc. *	27,689	4,968,791
International Business Machines Corp.	613,808	79,887,111
Intuit, Inc.	180,371	47,951,630
Jack Henry & Associates, Inc.	53,068	8,052,538
Leidos Holdings, Inc.	92,609	9,506,314
Mastercard, Inc., Class A	615,625	178,685,156
Microsoft Corp.	5,288,296	856,756,835
NortonLifeLock, Inc.	398,752	7,588,251
Nuance Communications, Inc. *	194,819	4,211,987
Okta, Inc. *	77,612	9,938,993
Oracle Corp.	1,502,131	74,295,399
Palo Alto Networks, Inc. *	68,161	12,583,884
Security	Number of Shares	Value ($)
Paychex, Inc.	221,285	17,145,162
Paycom Software, Inc. *	33,975	9,603,034
PayPal Holdings, Inc. *	813,658	87,866,927
Proofpoint, Inc. *	38,857	4,144,099
PTC, Inc. *	71,952	5,435,974
RingCentral, Inc., Class A *	51,763	12,203,127
Sabre Corp.	193,141	2,629,615
salesforce.com, Inc. *	614,615	104,730,396
ServiceNow, Inc. *	130,791	42,649,637
Splunk, Inc. *	106,632	15,710,093
Square, Inc., Class A *	236,977	19,747,293
SS&C Technologies Holdings, Inc.	152,967	8,489,669
Synopsys, Inc. *	104,009	14,345,961
The Trade Desk, Inc., Class A *	27,523	7,905,982
The Western Union Co.	289,308	6,477,606
Twilio, Inc., Class A *	86,063	9,694,136
Tyler Technologies, Inc. *	26,958	8,447,289
VeriSign, Inc. *	71,374	13,543,217
Visa, Inc., Class A	1,186,979	215,745,303
VMware, Inc., Class A *	54,543	6,573,522
WEX, Inc. *	29,938	5,605,591
Workday, Inc., Class A *	113,992	19,749,114
Zendesk, Inc. *	78,367	6,215,287
Zscaler, Inc. *	44,388	2,307,732
		2,561,010,408

Technology Hardware & Equipment 6.1%
Amphenol Corp., Class A	205,844	18,871,778
Apple, Inc.	2,895,125	791,411,370
Arista Networks, Inc. *	37,717	7,283,907
Arrow Electronics, Inc. *	55,673	3,733,431
Avnet, Inc.	69,914	2,144,961
CDW Corp.	99,266	11,338,162
Cisco Systems, Inc.	2,939,496	117,374,075
Cognex Corp.	117,603	5,238,038
Corning, Inc.	531,089	12,671,784
Dell Technologies, Inc., Class C *	107,034	4,330,596
F5 Networks, Inc. *	41,930	5,029,503
FLIR Systems, Inc.	93,496	3,970,775
Hewlett Packard Enterprise Co.	896,454	11,465,647
HP, Inc.	1,030,012	21,413,949
IPG Photonics Corp. *	24,434	3,118,756
Jabil, Inc.	96,999	3,108,818
Juniper Networks, Inc.	230,730	4,896,091
Keysight Technologies, Inc. *	129,661	12,286,676
Motorola Solutions, Inc.	118,975	19,711,778
National Instruments Corp.	82,418	3,319,797
NetApp, Inc.	157,679	7,366,763
Seagate Technology plc	160,860	7,713,237
TE Connectivity Ltd.	232,502	19,267,441
Trimble, Inc. *	171,591	6,774,413
Ubiquiti, Inc.	8,457	1,147,277
Western Digital Corp.	206,982	11,499,920
Xerox Holdings Corp.	128,532	4,138,730
Zebra Technologies Corp., Class A *	37,410	7,892,388
		1,128,520,061

Telecommunication Services 2.0%
AT&T, Inc.	5,064,380	178,367,464
CenturyLink, Inc.	676,416	8,164,341
GCI Liberty, Inc., Class A *	66,950	4,626,915
Sprint Corp. *	426,407	3,918,680
T-Mobile US, Inc. *	218,743	19,721,869

35
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Verizon Communications, Inc.	2,867,353	155,295,838
Zayo Group Holdings, Inc. *	163,831	5,732,447
		375,827,554

Transportation 1.8%
Alaska Air Group, Inc.	84,587	4,268,260
AMERCO	5,448	1,757,034
American Airlines Group, Inc.	270,673	5,156,321
C.H. Robinson Worldwide, Inc.	93,723	6,457,515
CSX Corp.	539,332	37,995,939
Delta Air Lines, Inc.	398,382	18,377,362
Expeditors International of Washington, Inc.	118,755	8,362,727
FedEx Corp.	167,009	23,576,661
J.B. Hunt Transport Services, Inc.	59,167	5,706,065
JetBlue Airways Corp. *	199,031	3,140,709
Kansas City Southern	68,584	10,334,237
Lyft, Inc., Class A *	140,479	5,355,059
Norfolk Southern Corp.	180,832	32,974,715
Old Dominion Freight Line, Inc.	44,530	8,629,914
Southwest Airlines Co.	329,392	15,214,616
Uber Technologies, Inc. *	143,363	4,855,705
Union Pacific Corp.	480,728	76,825,142
United Airlines Holdings, Inc. *	150,249	9,253,836
United Parcel Service, Inc., Class B	485,399	43,923,756
XPO Logistics, Inc. *	63,998	4,733,932
		326,899,505

Utilities 3.3%
AES Corp.	462,623	7,739,683
Alliant Energy Corp.	165,628	8,632,531
Ameren Corp.	170,348	13,457,492
American Electric Power Co., Inc.	341,853	30,513,799
American Water Works Co., Inc.	125,711	15,545,422
Atmos Energy Corp.	82,212	8,488,389
Avangrid, Inc.	39,040	1,939,898
CenterPoint Energy, Inc.	348,197	8,015,495
CMS Energy Corp.	195,733	11,826,188
Consolidated Edison, Inc.	230,908	18,200,169
Dominion Energy, Inc.	571,506	44,680,339
DTE Energy Co.	133,307	14,886,393
Duke Energy Corp.	505,355	46,341,053
Edison International	248,134	16,672,123
Entergy Corp.	138,248	16,162,574
Essential Utilities, Inc.	149,898	6,447,113
Evergy, Inc.	159,263	10,407,837
Eversource Energy	223,899	19,358,307
Exelon Corp.	674,829	29,091,878
FirstEnergy Corp.	373,597	16,636,274
National Fuel Gas Co.	59,739	2,187,045
NextEra Energy, Inc.	339,039	85,695,498
NiSource, Inc.	258,632	6,988,237
NRG Energy, Inc.	173,507	5,762,167
OGE Energy Corp.	137,595	5,242,369
Pinnacle West Capital Corp.	77,771	6,959,727
PPL Corp.	531,971	15,964,450
Public Service Enterprise Group, Inc.	350,281	17,972,918
Sempra Energy	195,501	27,327,130
The Southern Co.	726,386	43,844,659
UGI Corp.	145,970	5,260,759
Vistra Energy Corp.	314,035	6,038,893
Security	Number of Shares	Value ($)
WEC Energy Group, Inc.	218,143	20,141,143
Xcel Energy, Inc.	362,475	22,589,442
		617,017,394
Total Common Stock
(Cost $15,234,147,824)		18,398,218,913

Other Investment Companies 0.1% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.53% (c)	5,165,139	5,165,139

Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 1.52% (c)	8,424,550	8,424,550
Total Other Investment Companies
(Cost $13,589,689)		13,589,689

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 03/20/20	253	37,331,415	(4,165,863)
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $8,003,207.
(c)	The rate shown is the 7-day yield.

36
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings as of February 29, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 0.7%
Tesla, Inc. *	90,707	60,591,369

Banks 0.2%
First Republic Bank	107,161	10,777,182
SVB Financial Group *	32,715	6,809,954
		17,587,136

Capital Goods 5.2%
Acuity Brands, Inc.	25,169	2,588,883
Allegion plc	58,994	6,783,720
AMETEK, Inc.	146,051	12,560,386
Carlisle Cos., Inc.	35,988	5,228,697
Deere & Co.	200,611	31,391,609
Fortive Corp.	187,898	12,995,026
HD Supply Holdings, Inc. *	105,436	4,008,677
HEICO Corp.	25,913	2,794,717
HEICO Corp., Class A	45,598	4,027,671
Hexcel Corp.	53,671	3,468,757
Huntington Ingalls Industries, Inc.	25,898	5,322,816
IDEX Corp.	48,362	7,157,576
L3Harris Technologies, Inc.	140,867	27,853,632
Lennox International, Inc.	22,268	5,079,999
Lockheed Martin Corp.	158,162	58,499,379
Nordson Corp.	32,601	4,736,925
Northrop Grumman Corp.	99,856	32,836,647
Quanta Services, Inc.	90,872	3,464,949
Raytheon Co.	177,384	33,447,527
Roper Technologies, Inc.	66,385	23,347,605
Sensata Technologies Holding plc *	100,948	4,118,678
Teledyne Technologies, Inc. *	23,187	7,821,439
Textron, Inc.	145,436	5,904,702
The Boeing Co.	340,529	93,682,933
The Middleby Corp. *	35,666	3,987,815
The Toro Co.	67,895	4,849,740
TransDigm Group, Inc.	31,743	17,706,563
United Rentals, Inc. *	47,754	6,326,450
W.W. Grainger, Inc.	27,715	7,692,021
WABCO Holdings, Inc. *	32,932	4,449,113
Westinghouse Air Brake Technologies Corp.	115,772	7,953,536
Woodward, Inc.	35,872	3,701,990
Xylem, Inc.	114,472	8,853,265
		464,643,443

Commercial & Professional Services 1.2%
Cintas Corp.	53,243	14,202,038
Copart, Inc. *	129,962	10,979,190
CoStar Group, Inc. *	23,390	15,614,930
Equifax, Inc.	76,946	10,929,410
IAA, Inc. *	85,304	3,644,187
IHS Markit Ltd.	255,154	18,177,171
Stericycle, Inc. *	58,222	3,343,689
Security	Number of Shares	Value ($)
TransUnion	119,677	10,641,679
Verisk Analytics, Inc.	104,736	16,245,601
		103,777,895

Consumer Durables & Apparel 1.4%
D.R. Horton, Inc.	214,266	11,413,950
Lennar Corp., B Shares	9,606	459,263
Lennar Corp., Class A	178,065	10,744,442
Lululemon Athletica, Inc. *	76,489	16,629,473
NIKE, Inc., Class B	793,463	70,919,723
NVR, Inc. *	2,204	8,082,465
Toll Brothers, Inc.	76,867	2,846,385
Under Armour, Inc., Class A *	118,945	1,687,829
Under Armour, Inc., Class C *	122,875	1,533,480
		124,317,010

Consumer Services 1.4%
Bright Horizons Family Solutions, Inc. *	37,075	5,826,336
Chipotle Mexican Grill, Inc. *	16,253	12,572,996
Domino's Pizza, Inc.	24,623	8,358,524
Dunkin' Brands Group, Inc.	52,887	3,518,043
Marriott International, Inc., Class A	173,009	21,453,116
Norwegian Cruise Line Holdings Ltd. *	135,246	5,039,266
ServiceMaster Global Holdings, Inc. *	85,828	3,070,068
Starbucks Corp.	751,854	58,967,909
Vail Resorts, Inc.	25,614	5,445,792
Wyndham Hotels & Resorts, Inc.	60,161	3,065,203
		127,317,253

Diversified Financials 5.6%
Ameriprise Financial, Inc.	80,563	11,383,552
Berkshire Hathaway, Inc., Class B *	1,245,635	257,024,326
BlackRock, Inc.	75,296	34,862,801
Cboe Global Markets, Inc.	70,605	8,048,970
CME Group, Inc.	228,210	45,372,712
Credit Acceptance Corp. *	8,857	3,571,142
E*TRADE Financial Corp.	143,637	6,575,702
FactSet Research Systems, Inc.	24,181	6,431,904
Intercontinental Exchange, Inc.	354,875	31,661,947
MarketAxess Holdings, Inc.	24,069	7,806,299
Moody's Corp.	103,577	24,861,587
Morningstar, Inc.	12,924	1,898,536
MSCI, Inc.	53,806	15,896,445
S&P Global, Inc.	155,648	41,388,360
SEI Investments Co.	80,099	4,382,216
Voya Financial, Inc.	85,726	4,512,617
		505,679,116

Energy 0.5%
Cabot Oil & Gas Corp.	259,422	3,613,749
Cheniere Energy, Inc. *	147,129	7,546,246
Cimarex Energy Co.	65,825	2,175,516
Concho Resources, Inc.	127,820	8,694,316
Diamondback Energy, Inc.	102,438	6,351,156

37
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Parsley Energy, Inc., Class A	196,502	2,633,127
Pioneer Natural Resources Co.	105,324	12,931,681
		43,945,791

Food & Staples Retailing 0.9%
Costco Wholesale Corp.	281,381	79,107,454
US Foods Holding Corp. *	139,561	4,694,832
		83,802,286

Food, Beverage & Tobacco 0.8%
Beyond Meat, Inc. *(a)	6,479	580,843
Constellation Brands, Inc., Class A	106,869	18,422,078
Keurig Dr Pepper, Inc.	170,535	4,754,516
Monster Beverage Corp. *	242,700	15,146,907
Post Holdings, Inc. *	42,251	4,278,336
The Hershey Co.	94,178	13,560,690
Tyson Foods, Inc., Class A	187,657	12,728,774
		69,472,144

Health Care Equipment & Services 8.5%
ABIOMED, Inc. *	28,665	4,307,203
Align Technology, Inc. *	45,572	9,950,646
AmerisourceBergen Corp.	95,514	8,053,740
Anthem, Inc.	161,450	41,507,180
Becton Dickinson & Co.	172,212	40,955,458
Boston Scientific Corp. *	887,840	33,196,338
Centene Corp. *	372,225	19,735,369
Cerner Corp.	199,713	13,834,119
Chemed Corp.	10,166	4,245,525
Cigna Corp.	237,835	43,509,535
Danaher Corp.	407,021	58,847,096
DaVita, Inc. *	57,290	4,446,850
DexCom, Inc. *	57,941	15,991,716
Edwards Lifesciences Corp. *	133,180	27,280,591
Guardant Health, Inc. *	25,779	2,241,742
Haemonetics Corp. *	31,995	3,466,018
HCA Healthcare, Inc.	168,708	21,427,603
Henry Schein, Inc. *	92,991	5,666,872
Hill-Rom Holdings, Inc.	42,554	4,087,312
Hologic, Inc. *	170,416	8,030,002
Humana, Inc.	84,395	26,979,394
IDEXX Laboratories, Inc. *	54,617	13,900,573
Insulet Corp. *	39,270	7,460,122
Intuitive Surgical, Inc. *	73,591	39,294,650
Laboratory Corp. of America Holdings *	61,740	10,847,101
Masimo Corp. *	31,239	5,102,266
Molina Healthcare, Inc. *	39,919	4,892,073
ResMed, Inc.	91,460	14,538,482
STERIS plc	54,187	8,595,142
Stryker Corp.	205,069	39,084,101
Teleflex, Inc.	29,405	9,851,263
The Cooper Cos., Inc.	31,487	10,219,736
UnitedHealth Group, Inc.	603,367	153,834,450
Universal Health Services, Inc., Class B	51,028	6,314,205
Varian Medical Systems, Inc. *	57,825	7,110,740
Veeva Systems, Inc., Class A *	83,616	11,870,963
West Pharmaceutical Services, Inc.	47,014	7,078,428
Zimmer Biomet Holdings, Inc.	130,760	17,802,974
		765,557,578

Security	Number of Shares	Value ($)
Household & Personal Products 0.4%
Church & Dwight Co., Inc.	155,670	10,822,179
Coty, Inc., Class A	189,223	1,746,528
The Estee Lauder Cos., Inc., Class A	141,852	26,044,027
		38,612,734

Insurance 1.0%
Alleghany Corp. *	9,117	6,128,903
Aon plc	149,225	31,038,800
Arch Capital Group Ltd. *	257,640	10,416,385
Athene Holding Ltd., Class A *	75,260	3,104,475
Everest Re Group Ltd.	25,876	6,414,143
Markel Corp. *	8,767	10,359,087
RenaissanceRe Holdings Ltd.	28,055	4,780,572
Willis Towers Watson plc	81,721	15,465,700
		87,708,065

Materials 2.1%
AptarGroup, Inc.	40,429	4,086,159
Ashland Global Holdings, Inc.	38,119	2,727,033
Axalta Coating Systems Ltd. *	132,807	3,309,551
Berry Global Group, Inc. *	84,432	3,205,039
Ecolab, Inc.	159,868	28,848,181
Linde plc	342,335	65,389,408
Martin Marietta Materials, Inc.	39,687	9,029,983
NewMarket Corp.	4,634	1,800,726
Newmont Corp.	521,548	23,276,687
Royal Gold, Inc.	41,791	4,031,578
The Sherwin-Williams Co.	52,353	27,053,413
Vulcan Materials Co.	84,139	10,118,556
Westlake Chemical Corp.	21,898	1,223,441
		184,099,755

Media & Entertainment 13.9%
Activision Blizzard, Inc.	489,743	28,468,761
Alphabet, Inc., Class A *	190,732	255,437,831
Alphabet, Inc., Class C *	190,267	254,830,301
Altice USA, Inc., Class A *	197,023	5,095,015
Cable One, Inc.	3,224	5,071,416
Charter Communications, Inc., Class A *	99,853	49,244,504
Discovery, Inc., Class A *	100,613	2,585,754
Discovery, Inc., Class C *	213,120	5,349,312
Electronic Arts, Inc. *	186,339	18,889,184
Facebook, Inc., Class A *	1,532,027	294,869,237
Fox Corp., Class A	225,220	6,923,263
Fox Corp., Class B *	103,348	3,146,947
IAC/InterActiveCorp *	46,484	9,479,947
Liberty Broadband Corp., Class A *	15,878	1,963,791
Liberty Broadband Corp., Class C *	97,222	12,239,278
Liberty Media Corp. - Liberty SiriusXM, Class A *	52,904	2,363,222
Liberty Media Corp. - Liberty SiriusXM, Class C *	93,252	4,160,904
Live Nation Entertainment, Inc. *	89,525	5,440,434
Netflix, Inc. *	278,801	102,885,933
Roku, Inc. *	58,159	6,610,934
Sirius XM Holdings, Inc.	872,460	5,531,396
Take-Two Interactive Software, Inc. *	72,571	7,799,931
The Walt Disney Co.	1,147,914	135,052,082
TripAdvisor, Inc.	68,993	1,617,886
Twitter, Inc. *	496,131	16,471,549

38
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Zillow Group, Inc., Class A *	21,642	1,204,810
Zillow Group, Inc., Class C *	80,179	4,474,790
		1,247,208,412

Pharmaceuticals, Biotechnology & Life Sciences 4.3%
Alexion Pharmaceuticals, Inc. *	140,703	13,230,303
Alnylam Pharmaceuticals, Inc. *	70,873	8,338,917
Avantor, Inc. *	142,671	2,247,068
Bio-Rad Laboratories, Inc., Class A *	13,703	4,823,730
Bio-Techne Corp.	24,224	4,575,671
Biogen, Inc. *	115,015	35,469,476
BioMarin Pharmaceutical, Inc. *	114,905	10,383,965
Bluebird Bio, Inc. *	34,910	2,525,040
Catalent, Inc. *	98,540	5,077,766
Exact Sciences Corp. *	89,088	7,211,674
Exelixis, Inc. *	194,013	3,606,702
Illumina, Inc. *	93,749	24,906,297
Incyte Corp. *	113,649	8,570,271
Ionis Pharmaceuticals, Inc. *	81,523	4,139,738
IQVIA Holdings, Inc. *	114,744	16,005,641
Jazz Pharmaceuticals plc *	36,021	4,127,286
Mettler-Toledo International, Inc. *	15,582	10,933,889
Neurocrine Biosciences, Inc. *	58,539	5,543,643
PerkinElmer, Inc.	70,649	6,106,900
PRA Health Sciences, Inc. *	40,210	3,787,782
Regeneron Pharmaceuticals, Inc. *	50,996	22,671,292
Sage Therapeutics, Inc. *	32,638	1,533,986
Sarepta Therapeutics, Inc. *	45,009	5,152,180
Seattle Genetics, Inc. *	72,989	8,310,528
Syneos Health, Inc. *	39,202	2,483,447
Thermo Fisher Scientific, Inc.	255,388	74,266,830
Vertex Pharmaceuticals, Inc. *	163,869	36,711,572
Waters Corp. *	40,955	7,981,720
Zoetis, Inc.	303,566	40,444,098
		381,167,412

Real Estate 3.4%
Alexandria Real Estate Equities, Inc.	78,009	11,848,007
American Homes 4 Rent, Class A	165,668	4,289,145
American Tower Corp.	282,054	63,969,847
AvalonBay Communities, Inc.	88,825	17,817,407
CBRE Group, Inc., Class A *	212,913	11,952,936
Crown Castle International Corp.	264,855	37,951,073
CyrusOne, Inc.	72,228	4,375,572
Digital Realty Trust, Inc.	132,697	15,938,237
Equinix, Inc.	54,339	31,125,379
Equity LifeStyle Properties, Inc.	115,706	7,906,191
Essex Property Trust, Inc.	41,981	11,895,736
Extra Space Storage, Inc.	82,275	8,257,119
Invitation Homes, Inc.	342,804	9,835,047
Kilroy Realty Corp.	61,963	4,504,091
Mid-America Apartment Communities, Inc.	72,494	9,370,574
Public Storage	95,853	20,044,779
SBA Communications Corp.	71,859	19,049,102
STORE Capital Corp.	135,698	4,459,036
Sun Communities, Inc.	58,886	9,002,492
		303,591,770

Retailing 10.4%
Advance Auto Parts, Inc.	43,990	5,849,790
Amazon.com, Inc. *	265,154	499,483,848
AutoZone, Inc. *	15,198	15,692,087
Booking Holdings, Inc. *	26,668	45,219,861
Burlington Stores, Inc. *	42,105	9,105,627
CarMax, Inc. *	104,672	9,138,912
Security	Number of Shares	Value ($)
Dollar General Corp.	162,319	24,396,546
Dollar Tree, Inc. *	150,309	12,480,156
eBay, Inc.	488,902	16,935,565
Expedia Group, Inc.	89,098	8,786,845
GrubHub, Inc. *	57,716	2,776,717
LKQ Corp. *	194,778	5,761,533
Lowe's Cos., Inc.	487,971	52,003,069
O'Reilly Automotive, Inc. *	48,255	17,792,584
Pool Corp.	25,418	5,362,181
Qurate Retail, Inc., Series A *	250,106	1,705,723
Ross Stores, Inc.	230,614	25,086,191
The Home Depot, Inc.	694,648	151,322,120
Tractor Supply Co.	75,341	6,668,432
Ulta Salon, Cosmetics & Fragrance, Inc. *	36,334	9,341,108
Wayfair, Inc., Class A *	41,790	2,641,546
		927,550,441

Semiconductors & Semiconductor Equipment 3.1%
Broadcom, Inc.	252,727	68,898,435
Cypress Semiconductor Corp.	235,427	5,436,009
First Solar, Inc. *	47,915	2,193,070
Lam Research Corp.	92,486	27,138,167
Micron Technology, Inc. *	705,251	37,067,993
Monolithic Power Systems, Inc.	25,661	4,070,861
NVIDIA Corp.	389,992	105,325,139
ON Semiconductor Corp. *	261,534	4,880,224
Qorvo, Inc. *	73,840	7,426,827
Skyworks Solutions, Inc.	108,286	10,848,092
Universal Display Corp.	26,995	4,286,536
		277,571,353

Software & Services 23.9%
Accenture plc, Class A	404,567	73,060,755
Adobe, Inc. *	308,257	106,385,656
Akamai Technologies, Inc. *	102,729	8,887,086
Alliance Data Systems Corp.	25,815	2,216,992
Alteryx, Inc., Class A *	30,949	4,321,099
Anaplan, Inc. *	54,474	2,448,062
ANSYS, Inc. *	54,907	13,297,926
Aspen Technology, Inc. *	43,794	4,664,499
Autodesk, Inc. *	140,521	26,822,648
Automatic Data Processing, Inc.	275,833	42,682,398
Black Knight, Inc. *	95,267	6,355,262
Broadridge Financial Solutions, Inc.	72,863	7,603,983
Cadence Design Systems, Inc. *	179,624	11,880,331
Cognizant Technology Solutions Corp., Class A	348,188	21,215,095
Coupa Software, Inc. *	39,920	5,978,020
DocuSign, Inc. *	79,438	6,856,294
Elastic N.V. *	20,703	1,529,124
EPAM Systems, Inc. *	34,937	7,797,938
Euronet Worldwide, Inc. *	34,418	4,269,209
Fair Isaac Corp. *	18,410	6,922,712
Fidelity National Information Services, Inc.	391,398	54,686,129
Fiserv, Inc. *	363,724	39,776,857
FleetCor Technologies, Inc. *	55,427	14,731,942
Fortinet, Inc. *	90,151	9,200,811
Gartner, Inc. *	56,998	7,374,971
Genpact Ltd.	97,427	3,747,042
Global Payments, Inc.	191,525	35,234,854
GoDaddy, Inc., Class A *	112,644	7,882,827
Guidewire Software, Inc. *	52,519	5,756,608
HubSpot, Inc. *	25,571	4,588,716
Intuit, Inc.	165,805	44,079,259
Jack Henry & Associates, Inc.	48,965	7,429,949
Mastercard, Inc., Class A	565,645	164,178,461

39
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Microsoft Corp.	4,857,484	786,960,983
Okta, Inc. *	71,437	9,148,222
Palo Alto Networks, Inc. *	62,251	11,492,780
Paycom Software, Inc. *	31,173	8,811,048
PayPal Holdings, Inc. *	747,536	80,726,413
Proofpoint, Inc. *	35,866	3,825,109
PTC, Inc. *	66,113	4,994,837
RingCentral, Inc., Class A *	47,644	11,232,073
salesforce.com, Inc. *	564,755	96,234,252
ServiceNow, Inc. *	120,161	39,183,301
Splunk, Inc. *	98,108	14,454,252
Square, Inc., Class A *	217,814	18,150,441
SS&C Technologies Holdings, Inc.	139,583	7,746,857
Synopsys, Inc. *	95,669	13,195,625
The Trade Desk, Inc., Class A *	25,305	7,268,861
Twilio, Inc., Class A *	79,198	8,920,863
Tyler Technologies, Inc. *	24,787	7,767,006
VeriSign, Inc. *	65,645	12,456,139
Visa, Inc., Class A	1,090,608	198,228,910
VMware, Inc., Class A *	50,134	6,042,150
WEX, Inc. *	27,526	5,153,968
Workday, Inc., Class A *	104,257	18,062,525
Zendesk, Inc. *	71,320	5,656,389
Zscaler, Inc. *	41,468	2,155,921
		2,141,732,440

Technology Hardware & Equipment 8.8%
Amphenol Corp., Class A	189,455	17,369,234
Apple, Inc.	2,659,415	726,977,684
Arista Networks, Inc. *	34,734	6,707,830
CDW Corp.	91,412	10,441,079
Cognex Corp.	108,802	4,846,041
Dell Technologies, Inc., Class C *	99,914	4,042,521
F5 Networks, Inc. *	38,741	4,646,983
IPG Photonics Corp. *	22,519	2,874,325
Trimble, Inc. *	158,055	6,240,011
Ubiquiti, Inc.	7,744	1,050,551
Zebra Technologies Corp., Class A *	34,276	7,231,208
		792,427,467

Telecommunication Services 0.3%
GCI Liberty, Inc., Class A *	60,704	4,195,253
T-Mobile US, Inc. *	201,548	18,171,568
Zayo Group Holdings, Inc. *	150,628	5,270,474
		27,637,295

Transportation 0.9%
Alaska Air Group, Inc.	78,509	3,961,564
AMERCO	5,030	1,622,225
J.B. Hunt Transport Services, Inc.	54,148	5,222,033
JetBlue Airways Corp. *	183,380	2,893,736
Kansas City Southern	62,980	9,489,826
Lyft, Inc., Class A *	129,275	4,927,963
Norfolk Southern Corp.	166,205	30,307,482
Old Dominion Freight Line, Inc.	40,684	7,884,559
Uber Technologies, Inc. *	130,565	4,422,237
United Airlines Holdings, Inc. *	138,320	8,519,129
XPO Logistics, Inc. *	58,772	4,347,365
		83,598,119

Security	Number of Shares	Value ($)
Utilities 0.9%
NextEra Energy, Inc.	311,344	78,695,309
NRG Energy, Inc.	159,860	5,308,951
		84,004,260
Total Common Stock
(Cost $6,522,840,578)		8,943,600,544

Other Investment Companies 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.53% (b)	5,192,390	5,192,390

Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 1.52% (b)	596,750	596,750
Total Other Investment Companies
(Cost $5,789,140)		5,789,140

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 1000 Growth Index, e-mini, expires 03/20/20	137	11,531,290	(1,181,621)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $493,075.
(b)	The rate shown is the 7-day yield.

40
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings as of February 29, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 0.9%
Aptiv plc	129,476	10,113,370
Autoliv, Inc.	39,761	2,653,252
BorgWarner, Inc.	104,282	3,295,311
Ford Motor Co.	1,974,696	13,743,884
General Motors Co.	637,135	19,432,617
Gentex Corp.	127,828	3,413,008
Harley-Davidson, Inc.	78,830	2,401,950
Lear Corp.	27,763	3,087,246
		58,140,638

Banks 9.7%
Bank of America Corp.	4,103,731	116,956,333
BOK Financial Corp.	16,124	1,167,378
Citigroup, Inc.	1,106,687	70,230,357
Citizens Financial Group, Inc.	220,597	6,990,719
Comerica, Inc.	72,730	3,828,507
Commerce Bancshares, Inc.	52,889	3,228,345
Cullen/Frost Bankers, Inc.	28,982	2,271,899
East West Bancorp, Inc.	74,085	2,870,053
Fifth Third Bancorp	360,322	8,791,857
Huntington Bancshares, Inc.	524,894	6,440,449
JPMorgan Chase & Co.	1,589,843	184,596,671
KeyCorp	500,344	8,180,624
M&T Bank Corp.	66,909	9,392,685
New York Community Bancorp, Inc.	237,094	2,562,986
People's United Financial, Inc.	224,604	3,142,210
Regions Financial Corp.	489,685	6,620,541
Signature Bank	27,389	3,426,364
The PNC Financial Services Group, Inc.	221,998	28,060,547
Truist Financial Corp.	679,801	31,366,018
U.S. Bancorp	720,504	33,460,206
Wells Fargo & Co.	1,951,034	79,699,739
Zions Bancorp NA	85,990	3,435,301
		616,719,789

Capital Goods 7.6%
3M Co.	291,389	43,486,894
A.O. Smith Corp.	69,298	2,740,736
AGCO Corp.	31,592	1,909,105
Allison Transmission Holdings, Inc.	60,301	2,448,221
Arconic, Inc.	197,162	5,786,705
Caterpillar, Inc.	280,101	34,799,748
Cummins, Inc.	77,687	11,753,266
Donaldson Co., Inc.	63,923	2,881,649
Dover Corp.	73,700	7,571,938
Eaton Corp. plc	209,567	19,011,918
Emerson Electric Co.	308,695	19,790,436
Fastenal Co.	291,082	9,960,826
Flowserve Corp.	66,917	2,689,394
Fortune Brands Home & Security, Inc.	70,170	4,332,997
General Dynamics Corp.	118,762	18,965,104
General Electric Co.	4,427,748	48,173,898
Graco, Inc.	84,774	4,181,054
Honeywell International, Inc.	362,209	58,739,434
Security	Number of Shares	Value ($)
Hubbell, Inc.	27,646	3,683,553
Illinois Tool Works, Inc.	148,349	24,889,995
Ingersoll-Rand plc	121,516	15,680,425
Jacobs Engineering Group, Inc.	68,731	6,346,621
Johnson Controls International plc	391,126	14,303,478
Lincoln Electric Holdings, Inc.	30,913	2,531,466
Masco Corp.	144,424	5,967,600
Owens Corning	55,003	3,107,119
PACCAR, Inc.	175,411	11,734,996
Parker-Hannifin Corp.	64,992	12,008,572
Pentair plc	85,085	3,351,498
Rockwell Automation, Inc.	58,579	10,749,246
Snap-on, Inc.	27,939	4,044,170
Spirit AeroSystems Holdings, Inc., Class A	52,325	2,764,853
Stanley Black & Decker, Inc.	76,942	11,056,565
United Technologies Corp.	411,321	53,714,409
		485,157,889

Commercial & Professional Services 0.7%
ManpowerGroup, Inc.	29,883	2,269,315
Nielsen Holdings plc	180,224	3,281,879
Republic Services, Inc.	106,967	9,654,841
Robert Half International, Inc.	59,450	2,996,874
Rollins, Inc.	71,299	2,669,435
Waste Management, Inc.	197,728	21,910,240
		42,782,584

Consumer Durables & Apparel 0.9%
Capri Holdings Ltd. *	76,834	1,983,854
Garmin Ltd.	73,164	6,466,966
Hanesbrands, Inc.	183,401	2,428,229
Hasbro, Inc.	64,418	4,976,291
Leggett & Platt, Inc.	66,564	2,639,928
Mohawk Industries, Inc. *	29,993	3,633,652
Newell Brands, Inc.	192,973	2,977,573
Polaris, Inc.	29,088	2,400,633
PulteGroup, Inc.	129,615	5,210,523
PVH Corp.	37,467	2,776,679
Ralph Lauren Corp.	25,022	2,640,071
Tapestry, Inc.	139,333	3,267,359
VF Corp.	166,251	11,970,072
Whirlpool Corp.	32,142	4,109,676
		57,481,506

Consumer Services 2.5%
Aramark	126,915	4,409,027
Caesars Entertainment Corp. *	281,345	3,575,895
Carnival Corp.	202,620	6,779,665
Darden Restaurants, Inc.	62,325	6,076,687
H&R Block, Inc.	98,616	2,038,393
Hilton Worldwide Holdings, Inc.	143,177	13,916,804
Las Vegas Sands Corp.	171,544	10,002,731
McDonald's Corp.	381,704	74,115,466
MGM Resorts International	261,663	6,426,443
Royal Caribbean Cruises Ltd.	86,904	6,987,951
Service Corp. International	92,259	4,409,058

41
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Wynn Resorts Ltd.	48,822	5,271,800
Yum! Brands, Inc.	153,445	13,694,966
		157,704,886

Diversified Financials 4.7%
AGNC Investment Corp.	275,073	4,687,244
Ally Financial, Inc.	193,397	4,848,463
American Express Co.	339,956	37,371,363
Annaly Capital Management, Inc.	723,472	6,409,962
Apollo Global Management, Inc.	101,370	4,223,074
Capital One Financial Corp.	236,101	20,838,274
Discover Financial Services	158,925	10,422,301
Eaton Vance Corp.	57,181	2,359,288
Equitable Holdings, Inc.	223,043	4,773,120
Franklin Resources, Inc.	141,106	3,070,467
Invesco Ltd.	188,743	2,717,899
Jefferies Financial Group, Inc.	121,152	2,387,906
KKR & Co., Inc., Class A	278,628	7,968,761
Lazard Ltd., Class A	56,970	2,040,665
Morgan Stanley	623,563	28,079,042
Nasdaq, Inc.	58,122	5,960,411
Northern Trust Corp.	107,468	9,431,392
Raymond James Financial, Inc.	62,619	5,236,827
Santander Consumer USA Holdings, Inc.	51,044	1,245,474
Starwood Property Trust, Inc.	142,644	3,163,844
State Street Corp.	184,402	12,559,620
Synchrony Financial	286,126	8,326,267
T. Rowe Price Group, Inc.	118,517	13,986,191
TD Ameritrade Holding Corp.	134,765	5,691,126
The Bank of New York Mellon Corp.	425,329	16,970,627
The Blackstone Group, Inc., Class A	334,203	17,993,490
The Charles Schwab Corp. (a)	579,641	23,620,371
The Goldman Sachs Group, Inc.	161,563	32,437,003
		298,820,472

Energy 6.7%
Apache Corp.	190,099	4,737,267
Baker Hughes Co.	330,232	5,313,433
Chevron Corp.	958,586	89,474,417
ConocoPhillips	555,879	26,915,661
Continental Resources, Inc.	43,620	826,599
Devon Energy Corp.	195,617	3,176,820
EOG Resources, Inc.	294,907	18,655,817
Exxon Mobil Corp.	2,145,079	110,342,864
Halliburton Co.	443,911	7,528,731
Helmerich & Payne, Inc.	54,733	2,019,100
Hess Corp.	131,070	7,363,513
HollyFrontier Corp.	74,891	2,522,329
Kinder Morgan, Inc.	987,647	18,933,193
Marathon Oil Corp.	408,263	3,380,418
Marathon Petroleum Corp.	329,175	15,609,478
National Oilwell Varco, Inc.	195,005	3,648,544
Noble Energy, Inc.	241,351	3,820,586
Occidental Petroleum Corp.	452,847	14,826,211
ONEOK, Inc.	209,454	13,974,771
Phillips 66	225,234	16,861,017
Schlumberger Ltd.	701,936	19,015,446
Targa Resources Corp.	118,412	3,836,549
TechnipFMC plc	213,120	3,162,701
The Williams Cos., Inc.	614,801	11,711,959
Valero Energy Corp.	208,238	13,795,767
WPX Energy, Inc. *	210,666	1,965,514
		423,418,705

Security	Number of Shares	Value ($)
Food & Staples Retailing 1.9%
Sysco Corp.	258,728	17,244,221
The Kroger Co.	407,052	11,450,373
Walgreens Boots Alliance, Inc.	379,962	17,387,061
Walmart, Inc.	719,047	77,426,981
		123,508,636

Food, Beverage & Tobacco 6.9%
Altria Group, Inc.	946,708	38,218,602
Archer-Daniels-Midland Co.	282,691	10,643,316
Brown-Forman Corp., Class A	28,151	1,652,182
Brown-Forman Corp., Class B	92,275	5,666,608
Bunge Ltd.	71,589	3,361,104
Campbell Soup Co.	85,283	3,847,969
Conagra Brands, Inc.	246,466	6,578,177
General Mills, Inc.	306,541	15,020,509
Hormel Foods Corp.	141,403	5,882,365
Ingredion, Inc.	33,815	2,816,789
Kellogg Co.	126,040	7,621,639
Lamb Weston Holdings, Inc.	73,988	6,428,817
McCormick & Co., Inc. Non-Voting Shares	62,515	9,139,068
Molson Coors Beverage Co., Class B	94,870	4,706,501
Mondelez International, Inc., Class A	730,020	38,545,056
PepsiCo, Inc.	706,925	93,335,308
Philip Morris International, Inc.	788,701	64,570,951
Pilgrim's Pride Corp. *	26,568	562,179
The Coca-Cola Co.	1,954,792	104,561,824
The J.M. Smucker Co.	58,036	5,977,128
The Kraft Heinz Co.	315,112	7,805,324
		436,941,416

Health Care Equipment & Services 3.7%
Abbott Laboratories	895,911	69,012,024
Baxter International, Inc.	258,752	21,598,030
Cardinal Health, Inc.	148,352	7,732,106
CVS Health Corp.	659,209	39,011,989
DENTSPLY SIRONA, Inc.	112,384	5,533,788
Encompass Health Corp.	49,908	3,735,115
McKesson Corp.	91,377	12,779,987
Medtronic plc	679,454	68,400,634
Quest Diagnostics, Inc.	68,432	7,257,898
		235,061,571

Household & Personal Products 3.3%
Colgate-Palmolive Co.	434,473	29,357,341
Herbalife Nutrition Ltd. *	47,461	1,535,838
Kimberly-Clark Corp.	173,629	22,778,388
The Clorox Co.	63,641	10,145,648
The Procter & Gamble Co.	1,264,114	143,135,628
		206,952,843

Insurance 4.2%
Aflac, Inc.	372,326	15,954,169
American Financial Group, Inc.	38,185	3,529,058
American International Group, Inc.	440,836	18,585,646
Arthur J. Gallagher & Co.	94,374	9,200,521
Assurant, Inc.	30,592	3,689,089
Axis Capital Holdings Ltd.	42,448	2,382,182
Brown & Brown, Inc.	118,482	5,095,911
Chubb Ltd.	229,799	33,327,749
Cincinnati Financial Corp.	76,934	7,173,326
CNA Financial Corp.	13,662	568,066
Erie Indemnity Co., Class A	9,475	1,354,167

42
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Fidelity National Financial, Inc.	139,678	5,413,919
Globe Life, Inc.	50,304	4,661,169
Lincoln National Corp.	100,372	4,555,885
Loews Corp.	129,324	5,901,054
Marsh & McLennan Cos., Inc.	255,901	26,757,009
MetLife, Inc.	396,368	16,932,841
Old Republic International Corp.	144,582	2,851,157
Principal Financial Group, Inc.	130,656	5,799,820
Prudential Financial, Inc.	203,809	15,377,389
Reinsurance Group of America, Inc.	31,707	3,869,205
The Allstate Corp.	164,179	17,279,840
The Hartford Financial Services Group, Inc.	182,443	9,113,028
The Progressive Corp.	296,145	21,665,968
The Travelers Cos., Inc.	130,709	15,660,245
Unum Group	104,588	2,437,946
W.R. Berkley Corp.	73,810	4,955,603
		264,091,962

Materials 3.1%
Air Products & Chemicals, Inc.	111,636	24,516,382
Albemarle Corp.	53,665	4,392,480
Amcor plc	822,061	7,661,609
Avery Dennison Corp.	42,503	4,866,168
Ball Corp.	165,584	11,667,049
Celanese Corp.	61,013	5,719,359
CF Industries Holdings, Inc.	110,019	4,055,300
Corteva, Inc.	379,986	10,335,619
Crown Holdings, Inc. *	68,450	4,825,725
Dow, Inc.	375,860	15,188,503
DuPont de Nemours, Inc.	375,697	16,117,401
Eastman Chemical Co.	68,711	4,226,414
FMC Corp.	65,955	6,140,411
Freeport-McMoRan, Inc.	734,222	7,312,851
Huntsman Corp.	103,237	1,955,309
International Flavors & Fragrances, Inc. (b)	54,238	6,496,628
International Paper Co.	199,089	7,358,329
LyondellBasell Industries N.V., Class A	130,379	9,316,883
Nucor Corp.	153,443	6,344,868
Packaging Corp. of America	47,783	4,330,095
PPG Industries, Inc.	119,610	12,493,265
Reliance Steel & Aluminum Co.	33,714	3,448,605
RPM International, Inc.	66,093	4,237,222
Sealed Air Corp.	78,243	2,371,545
Sonoco Products Co.	51,082	2,462,663
Steel Dynamics, Inc.	110,148	2,933,241
The Mosaic Co.	176,549	3,006,629
W.R. Grace & Co.	28,289	1,600,026
Westrock Co.	130,634	4,343,581
		199,724,160

Media & Entertainment 2.1%
Comcast Corp., Class A	2,300,691	93,016,937
DISH Network Corp., Class A *	129,562	4,342,918
Liberty Global plc, Class A *	82,646	1,613,250
Liberty Global plc, Class C *	208,294	3,872,186
Liberty Media Corp. - Liberty Formula One, Class A *	12,955	485,683
Liberty Media Corp. - Liberty Formula One, Class C *	102,832	4,016,618
News Corp., Class A	196,809	2,376,469
News Corp., Class B	61,648	766,901
Omnicom Group, Inc.	110,544	7,658,488
Snap, Inc., Class A *	399,373	5,659,115
Security	Number of Shares	Value ($)
The Interpublic Group of Cos., Inc.	195,774	4,181,733
ViacomCBS, Inc., Class B	280,243	6,896,780
		134,887,078

Pharmaceuticals, Biotechnology & Life Sciences 11.4%
AbbVie, Inc.	749,617	64,249,673
Agilent Technologies, Inc.	156,922	12,093,978
Allergan plc	166,418	31,730,920
Amgen, Inc.	301,193	60,157,278
Bristol-Myers Squibb Co.	1,188,246	70,177,809
Elanco Animal Health, Inc. *	200,204	5,485,590
Eli Lilly & Co.	428,298	54,021,227
Gilead Sciences, Inc.	641,188	44,472,800
Johnson & Johnson	1,334,122	179,412,727
Merck & Co., Inc.	1,290,615	98,809,484
Mylan N.V. *	262,612	4,514,300
Perrigo Co., plc	68,855	3,490,260
Pfizer, Inc.	2,805,329	93,754,095
		722,370,141

Real Estate 3.9%
American Campus Communities, Inc.	69,726	3,028,897
Americold Realty Trust	97,754	2,998,115
Apartment Investment & Management Co., Class A	75,389	3,606,610
Boston Properties, Inc.	72,728	9,377,548
Brixmor Property Group, Inc.	152,016	2,768,211
Camden Property Trust	48,902	5,182,634
CubeSmart	97,510	2,951,628
Douglas Emmett, Inc.	83,456	3,186,350
Duke Realty Corp.	186,147	6,044,193
Equity Residential	177,268	13,312,827
Federal Realty Investment Trust	35,820	4,167,299
Gaming & Leisure Properties, Inc.	102,822	4,593,059
Healthcare Trust of America, Inc., Class A	104,270	3,246,968
Healthpeak Properties, Inc.	250,557	7,927,623
Highwoods Properties, Inc.	52,478	2,355,213
Host Hotels & Resorts, Inc.	362,021	5,242,064
Iron Mountain, Inc.	146,541	4,456,312
JBG SMITH Properties	59,713	2,190,273
Jones Lang LaSalle, Inc.	26,002	3,842,315
Kimco Realty Corp.	213,403	3,702,542
Lamar Advertising Co., Class A	43,530	3,645,202
Medical Properties Trust, Inc.	263,452	5,566,741
National Retail Properties, Inc.	86,787	4,413,119
Omega Healthcare Investors, Inc.	111,003	4,395,719
Park Hotels & Resorts, Inc.	122,700	2,240,502
Prologis, Inc.	374,250	31,541,790
Realty Income Corp.	165,304	11,966,356
Regency Centers Corp.	84,622	4,860,688
Simon Property Group, Inc.	155,549	19,144,971
SL Green Realty Corp.	41,338	3,242,553
The Macerich Co.	55,979	1,143,091
UDR, Inc.	149,481	6,723,655
Ventas, Inc.	188,560	10,138,871
VEREIT, Inc.	544,213	4,712,885
VICI Properties, Inc.	232,648	5,830,159
Vornado Realty Trust	80,001	4,286,454
Welltower, Inc.	205,794	15,397,507
Weyerhaeuser Co.	376,896	9,791,758
WP Carey, Inc.	87,621	6,782,742
		250,005,444

43
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Retailing 1.6%
Best Buy Co., Inc.	115,256	8,719,117
Foot Locker, Inc.	54,125	1,962,031
Genuine Parts Co.	73,845	6,442,238
Kohl's Corp.	78,907	3,089,209
L Brands, Inc.	117,755	2,550,573
Macy's, Inc.	156,579	2,071,540
Target Corp.	256,948	26,465,644
The Gap, Inc.	107,730	1,543,771
The TJX Cos., Inc.	614,794	36,764,681
Tiffany & Co.	54,929	7,337,965
Williams-Sonoma, Inc.	39,082	2,438,326
		99,385,095

Semiconductors & Semiconductor Equipment 5.5%
Advanced Micro Devices, Inc. *	593,262	26,981,556
Analog Devices, Inc.	186,736	20,363,561
Applied Materials, Inc.	468,422	27,224,686
Intel Corp.	2,205,014	122,422,377
KLA Corp.	79,820	12,269,132
Marvell Technology Group Ltd.	337,643	7,191,796
Maxim Integrated Products, Inc.	137,515	7,648,584
Microchip Technology, Inc.	121,208	10,994,778
QUALCOMM, Inc.	578,983	45,334,369
Teradyne, Inc.	84,592	4,970,626
Texas Instruments, Inc.	473,949	54,096,539
Xilinx, Inc.	127,239	10,623,184
		350,121,188

Software & Services 2.6%
Booz Allen Hamilton Holding Corp.	71,380	5,089,394
CDK Global, Inc.	61,313	2,821,624
Ceridian HCM Holding, Inc. *	51,313	3,629,369
Citrix Systems, Inc.	58,306	6,028,257
DXC Technology Co.	129,337	3,118,315
International Business Machines Corp.	448,895	58,423,684
Leidos Holdings, Inc.	67,684	6,947,763
NortonLifeLock, Inc.	290,422	5,526,731
Nuance Communications, Inc. *	142,750	3,086,255
Oracle Corp.	1,098,273	54,320,583
Paychex, Inc.	161,214	12,490,861
Sabre Corp.	138,682	1,888,155
The Western Union Co.	212,644	4,761,099
		168,132,090

Technology Hardware & Equipment 3.1%
Arrow Electronics, Inc. *	41,154	2,759,787
Avnet, Inc.	50,757	1,557,225
Cisco Systems, Inc.	2,150,351	85,863,515
Corning, Inc.	390,119	9,308,239
FLIR Systems, Inc.	68,013	2,888,512
Hewlett Packard Enterprise Co.	654,668	8,373,204
HP, Inc.	751,529	15,624,288
Jabil, Inc.	70,498	2,259,461
Juniper Networks, Inc.	169,018	3,586,562
Keysight Technologies, Inc. *	94,917	8,994,335
Motorola Solutions, Inc.	86,921	14,401,071
National Instruments Corp.	60,306	2,429,126
NetApp, Inc.	116,009	5,419,941
Seagate Technology plc	117,469	5,632,639
TE Connectivity Ltd.	169,670	14,060,553
Security	Number of Shares	Value ($)
Western Digital Corp.	150,459	8,359,502
Xerox Holdings Corp.	93,847	3,021,873
		194,539,833

Telecommunication Services 4.0%
AT&T, Inc.	3,702,722	130,409,869
CenturyLink, Inc.	498,791	6,020,407
Sprint Corp. *	312,025	2,867,510
Verizon Communications, Inc.	2,096,329	113,537,179
		252,834,965

Transportation 2.7%
American Airlines Group, Inc.	198,531	3,782,016
C.H. Robinson Worldwide, Inc.	68,341	4,708,695
CSX Corp.	394,276	27,776,744
Delta Air Lines, Inc.	291,142	13,430,380
Expeditors International of Washington, Inc.	86,367	6,081,964
FedEx Corp.	121,706	17,181,236
Southwest Airlines Co.	240,079	11,089,249
Union Pacific Corp.	351,928	56,241,614
United Parcel Service, Inc., Class B	355,221	32,143,948
		172,435,846

Utilities 6.0%
AES Corp.	337,571	5,647,563
Alliant Energy Corp.	122,434	6,381,260
Ameren Corp.	124,749	9,855,171
American Electric Power Co., Inc.	250,697	22,377,214
American Water Works Co., Inc.	91,476	11,311,922
Atmos Energy Corp.	60,607	6,257,673
Avangrid, Inc.	28,089	1,395,742
CenterPoint Energy, Inc.	255,327	5,877,628
CMS Energy Corp.	143,971	8,698,728
Consolidated Edison, Inc.	168,679	13,295,279
Dominion Energy, Inc.	417,279	32,622,872
DTE Energy Co.	97,121	10,845,502
Duke Energy Corp.	369,642	33,896,171
Edison International	181,838	12,217,695
Entergy Corp.	100,796	11,784,060
Essential Utilities, Inc.	108,976	4,687,058
Evergy, Inc.	115,423	7,542,893
Eversource Energy	164,294	14,204,859
Exelon Corp.	492,587	21,235,426
FirstEnergy Corp.	273,189	12,165,106
National Fuel Gas Co.	43,705	1,600,040
NiSource, Inc.	188,599	5,095,945
OGE Energy Corp.	101,264	3,858,158
Pinnacle West Capital Corp.	56,729	5,076,678
PPL Corp.	389,140	11,678,091
Public Service Enterprise Group, Inc.	256,629	13,167,634
Sempra Energy	142,887	19,972,745
The Southern Co.	531,658	32,090,877
UGI Corp.	105,613	3,806,293
Vistra Energy Corp.	226,774	4,360,864
WEC Energy Group, Inc.	159,996	14,772,431
Xcel Energy, Inc.	265,942	16,573,506
		384,353,084
Total Common Stock
(Cost $6,183,313,611)		6,335,571,821

44
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Other Investment Companies 0.1% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.53% (c)	2,463,777	2,463,777

Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 1.52% (c)	5,713,550	5,713,550
Total Other Investment Companies
(Cost $8,177,327)		8,177,327

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 1000 Value Index, e-mini, expires 03/20/20	273	16,142,490	(1,977,191)
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $5,485,924.
(c)	The rate shown is the 7-day yield.
45
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Portfolio Holdings as of February 29, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.9% of net assets

Automobiles & Components 1.0%
Autoliv, Inc.	166,137	11,086,322
BorgWarner, Inc.	436,787	13,802,469
Gentex Corp.	536,503	14,324,630
Harley-Davidson, Inc.	326,898	9,960,582
Lear Corp.	116,411	12,944,903
		62,118,906

Banks 4.7%
Associated Banc-Corp.	337,445	5,712,944
Bank OZK	255,517	6,487,577
BankUnited, Inc.	201,102	5,972,729
BOK Financial Corp.	67,654	4,898,150
CIT Group, Inc.	201,056	7,983,934
Comerica, Inc.	305,701	16,092,101
Commerce Bancshares, Inc.	219,949	13,425,687
Cullen/Frost Bankers, Inc.	120,623	9,455,637
East West Bancorp, Inc.	308,064	11,934,399
Essent Group Ltd.	208,305	9,090,430
F.N.B. Corp.	689,936	6,961,454
First Citizens BancShares, Inc., Class A	18,446	8,361,756
First Hawaiian, Inc.	277,047	6,635,276
First Horizon National Corp.	659,691	8,793,681
IBERIABANK Corp.	110,521	6,652,259
Investors Bancorp, Inc.	424,017	4,469,139
MGIC Investment Corp.	738,992	8,890,074
New York Community Bancorp, Inc.	988,408	10,684,690
PacWest Bancorp	253,480	8,020,107
People's United Financial, Inc.	939,465	13,143,115
Pinnacle Financial Partners, Inc.	152,680	8,037,075
Popular, Inc.	204,805	9,826,544
Prosperity Bancshares, Inc.	199,672	12,898,811
Radian Group, Inc.	426,169	9,051,830
Signature Bank	114,480	14,321,448
Sterling Bancorp	428,996	7,112,754
Synovus Financial Corp.	310,346	9,006,241
TCF Financial Corp.	324,443	11,822,703
TFS Financial Corp.	106,428	2,175,388
Webster Financial Corp.	195,284	7,414,933
Western Alliance Bancorp	199,977	9,206,941
Wintrust Financial Corp.	120,716	6,447,442
Zions Bancorp NA	361,430	14,439,129
		295,426,378

Capital Goods 11.4%
A.O. Smith Corp.	290,133	11,474,760
Acuity Brands, Inc.	83,982	8,638,389
AECOM *	333,062	14,967,806
AGCO Corp.	132,995	8,036,888
Air Lease Corp.	222,349	8,529,308
Allegion plc	196,832	22,633,712
Allison Transmission Holdings, Inc.	252,540	10,253,124
Arconic, Inc.	820,539	24,082,820
Armstrong World Industries, Inc.	102,745	10,289,912
BWX Technologies, Inc.	201,603	11,055,909
Security	Number of Shares	Value ($)
Carlisle Cos., Inc.	120,111	17,450,927
Colfax Corp. *	176,569	5,909,764
Crane Co.	108,114	7,346,346
Curtiss-Wright Corp.	90,332	10,834,420
Donaldson Co., Inc.	267,784	12,071,703
EMCOR Group, Inc.	118,974	9,151,480
Flowserve Corp.	276,792	11,124,270
Fortune Brands Home & Security, Inc.	294,861	18,207,667
Gardner Denver Holdings, Inc. *	281,486	9,229,926
Generac Holdings, Inc. *	132,625	13,659,049
Graco, Inc.	353,564	17,437,776
GrafTech International Ltd. (a)	120,286	981,534
HD Supply Holdings, Inc. *	350,953	13,343,233
Hexcel Corp.	178,559	11,540,268
Hubbell, Inc.	115,316	15,364,704
Huntington Ingalls Industries, Inc.	86,673	17,813,902
IDEX Corp.	161,132	23,847,536
ITT, Inc.	185,654	11,167,088
Jacobs Engineering Group, Inc.	286,882	26,490,684
Lennox International, Inc.	74,317	16,953,937
Lincoln Electric Holdings, Inc.	129,480	10,603,117
MasTec, Inc. *	127,848	6,274,780
Mercury Systems, Inc. *	117,544	8,634,782
MSC Industrial Direct Co., Inc., Class A	95,699	5,916,112
Nordson Corp.	108,473	15,761,127
nVent Electric plc	330,076	7,925,125
Oshkosh Corp.	144,060	10,393,929
Owens Corning	230,060	12,996,089
Pentair plc	356,511	14,042,968
Quanta Services, Inc.	301,287	11,488,073
Regal Beloit Corp.	86,644	6,727,040
Sensata Technologies Holding plc *	336,011	13,709,249
Snap-on, Inc.	116,284	16,832,109
Spirit AeroSystems Holdings, Inc., Class A	218,927	11,568,103
Teledyne Technologies, Inc. *	77,233	26,052,236
The Middleby Corp. *	118,773	13,280,009
The Timken Co.	143,383	6,429,294
The Toro Co.	226,021	16,144,680
Trex Co., Inc. *	123,476	11,810,479
United Rentals, Inc. *	159,262	21,099,030
WABCO Holdings, Inc. *	108,418	14,647,272
Watsco, Inc.	69,063	10,841,510
Westinghouse Air Brake Technologies Corp.	385,755	26,501,368
Woodward, Inc.	119,312	12,312,998
		711,880,321

Commercial & Professional Services 1.7%
ADT, Inc. (a)	218,748	1,397,800
ASGN, Inc. *	111,562	5,657,309
Cimpress plc *	51,549	6,000,819
Clean Harbors, Inc. *	108,889	7,569,963
IAA, Inc. *	282,427	12,065,281
Insperity, Inc.	79,556	5,351,732
KAR Auction Services, Inc.	272,914	5,253,595
ManpowerGroup, Inc.	124,886	9,483,843
Nielsen Holdings plc	754,478	13,739,044
Robert Half International, Inc.	248,703	12,537,118
Rollins, Inc.	298,099	11,160,827

46
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Stericycle, Inc. *	192,887	11,077,500
TriNet Group, Inc. *	93,443	4,939,397
		106,234,228

Consumer Durables & Apparel 3.7%
Brunswick Corp.	172,812	9,193,598
Capri Holdings Ltd. *	321,183	8,292,945
Carter's, Inc.	93,650	8,566,166
Columbia Sportswear Co.	61,365	4,988,975
Hanesbrands, Inc.	768,243	10,171,537
Leggett & Platt, Inc.	278,462	11,043,803
Mattel, Inc. *	734,191	8,656,112
Mohawk Industries, Inc. *	126,041	15,269,867
Newell Brands, Inc.	805,947	12,435,762
NVR, Inc. *	7,355	26,972,109
Polaris, Inc.	121,548	10,031,356
PulteGroup, Inc.	539,662	21,694,412
PVH Corp.	156,890	11,627,118
Ralph Lauren Corp.	105,329	11,113,263
Skechers U.S.A., Inc., Class A *	283,418	9,375,467
Tapestry, Inc.	583,647	13,686,522
Toll Brothers, Inc.	255,333	9,454,981
Under Armour, Inc., Class A *	398,205	5,650,529
Under Armour, Inc., Class C *	411,387	5,134,110
Whirlpool Corp.	133,938	17,125,313
		230,483,945

Consumer Services 3.9%
Aramark	528,616	18,364,120
Bright Horizons Family Solutions, Inc. *	123,363	19,386,496
Caesars Entertainment Corp. *	1,180,357	15,002,338
Chegg, Inc. *	243,076	9,531,010
Choice Hotels International, Inc.	67,379	6,150,355
Churchill Downs, Inc.	75,069	9,431,669
Cracker Barrel Old Country Store, Inc.	50,980	7,306,963
Domino's Pizza, Inc.	81,887	27,797,361
Dunkin' Brands Group, Inc.	175,197	11,654,104
Grand Canyon Education, Inc. *	102,354	8,257,921
H&R Block, Inc.	414,116	8,559,778
Marriott Vacations Worldwide Corp.	79,393	7,683,655
Planet Fitness, Inc., Class A *	172,990	11,675,095
Service Corp. International	387,452	18,516,331
ServiceMaster Global Holdings, Inc. *	287,385	10,279,761
Six Flags Entertainment Corp.	166,751	4,215,465
Texas Roadhouse, Inc.	138,395	7,780,567
The Wendy's Co.	390,522	7,373,055
Vail Resorts, Inc.	85,313	18,138,397
Wyndham Destinations, Inc.	192,413	7,677,279
Wyndham Hotels & Resorts, Inc.	201,539	10,268,412
		245,050,132

Diversified Financials 4.5%
Affiliated Managers Group, Inc.	104,590	7,867,260
AGNC Investment Corp.	1,147,331	19,550,520
Apollo Global Management, Inc.	424,400	17,680,504
Blackstone Mortgage Trust, Inc., Class A	284,471	10,258,024
Chimera Investment Corp.	397,069	7,802,406
Credit Acceptance Corp. *	29,419	11,861,741
Eaton Vance Corp.	239,636	9,887,381
FactSet Research Systems, Inc.	80,378	21,379,744
Invesco Ltd.	787,236	11,336,199
Janus Henderson Group plc	328,750	6,969,500
Jefferies Financial Group, Inc.	505,968	9,972,629
Lazard Ltd., Class A	239,109	8,564,884
LPL Financial Holdings, Inc.	171,404	13,623,190
Security	Number of Shares	Value ($)
MFA Financial, Inc.	958,153	6,927,446
Morningstar, Inc.	43,518	6,392,794
Navient Corp.	412,164	4,628,602
New Residential Investment Corp.	878,695	13,672,494
OneMain Holdings, Inc.	160,953	5,915,023
Raymond James Financial, Inc.	261,541	21,872,674
Santander Consumer USA Holdings, Inc.	216,118	5,273,279
SEI Investments Co.	266,978	14,606,367
SLM Corp.	895,068	9,281,855
Starwood Property Trust, Inc.	596,355	13,227,154
Two Harbors Investment Corp.	578,523	7,838,987
Voya Financial, Inc.	285,583	15,033,089
		281,423,746

Energy 2.1%
Antero Midstream Corp. (a)	624,832	2,724,267
Apache Corp.	797,079	19,863,209
Cabot Oil & Gas Corp.	863,048	12,022,258
Cimarex Energy Co.	216,469	7,154,300
Devon Energy Corp.	818,779	13,296,971
Equitrans Midstream Corp.	431,482	3,046,263
Helmerich & Payne, Inc.	230,757	8,512,626
HollyFrontier Corp.	314,126	10,579,764
Murphy Oil Corp.	316,157	5,959,559
National Oilwell Varco, Inc.	816,315	15,273,254
Parsley Energy, Inc., Class A	653,367	8,755,118
Targa Resources Corp.	492,527	15,957,875
WPX Energy, Inc. *	883,037	8,238,735
		131,384,199

Food & Staples Retailing 0.6%
Casey's General Stores, Inc.	77,789	12,681,163
Performance Food Group Co. *	247,749	10,504,557
US Foods Holding Corp. *	465,231	15,650,371
		38,836,091

Food, Beverage & Tobacco 1.4%
Beyond Meat, Inc. *(a)	22,134	1,984,313
Bunge Ltd.	299,484	14,060,774
Flowers Foods, Inc.	408,071	8,785,769
Ingredion, Inc.	141,253	11,766,375
Lamb Weston Holdings, Inc.	309,417	26,885,243
Lancaster Colony Corp.	41,814	6,040,032
Pilgrim's Pride Corp. *	110,507	2,338,328
Post Holdings, Inc. *	140,582	14,235,333
Seaboard Corp.	547	1,868,005
		87,964,172

Health Care Equipment & Services 5.4%
ABIOMED, Inc. *	95,508	14,351,032
Chemed Corp.	33,934	14,171,517
DaVita, Inc. *	190,155	14,759,831
DENTSPLY SIRONA, Inc.	471,255	23,204,596
Encompass Health Corp.	209,050	15,645,302
Envista Holdings Corp. *	335,959	8,526,639
Guardant Health, Inc. *	85,342	7,421,340
Haemonetics Corp. *	107,196	11,612,543
HealthEquity, Inc. *	150,186	10,661,704
Henry Schein, Inc. *	310,991	18,951,792
Hill-Rom Holdings, Inc.	141,223	13,564,469
ICU Medical, Inc. *	40,775	7,984,153
Insulet Corp. *	130,975	24,881,321
Integra LifeSciences Holdings Corp. *	151,142	7,874,498
LivaNova plc *	102,206	7,125,802

47
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Masimo Corp. *	103,996	16,985,667
Molina Healthcare, Inc. *	132,918	16,289,101
Penumbra, Inc. *	67,933	11,267,367
STERIS plc	179,566	28,482,759
Teladoc Health, Inc. *	153,186	19,142,123
Varian Medical Systems, Inc. *	192,582	23,681,809
West Pharmaceutical Services, Inc.	156,752	23,600,581
		340,185,946

Household & Personal Products 0.2%
Coty, Inc., Class A	624,532	5,764,430
Herbalife Nutrition Ltd. *	196,341	6,353,595
		12,118,025

Insurance 4.5%
Alleghany Corp. *	30,498	20,502,280
American Financial Group, Inc.	158,338	14,633,598
American National Insurance Co.	19,276	1,895,987
Assurant, Inc.	128,528	15,499,192
Assured Guaranty Ltd.	201,862	8,237,988
Athene Holding Ltd., Class A *	251,238	10,363,568
Axis Capital Holdings Ltd.	177,742	9,974,881
Brighthouse Financial, Inc. *	231,787	8,307,246
Brown & Brown, Inc.	495,270	21,301,563
Erie Indemnity Co., Class A	39,234	5,607,323
Everest Re Group Ltd.	86,408	21,418,815
First American Financial Corp.	237,603	13,567,131
Globe Life, Inc.	211,122	19,562,565
Kemper Corp.	132,756	9,138,923
Old Republic International Corp.	603,709	11,905,141
Primerica, Inc.	87,597	9,753,050
Reinsurance Group of America, Inc.	132,452	16,163,118
RenaissanceRe Holdings Ltd.	93,419	15,918,598
Selective Insurance Group, Inc.	125,819	7,018,184
The Hanover Insurance Group, Inc.	83,390	9,885,051
Unum Group	436,875	10,183,556
W.R. Berkley Corp.	307,375	20,637,157
		281,474,915

Materials 6.1%
Albemarle Corp.	224,757	18,396,361
Alcoa Corp. *	392,441	5,443,157
AptarGroup, Inc.	135,258	13,670,526
Ashland Global Holdings, Inc.	127,740	9,138,520
Avery Dennison Corp.	176,949	20,258,891
Axalta Coating Systems Ltd. *	442,038	11,015,587
Berry Global Group, Inc. *	279,652	10,615,590
CF Industries Holdings, Inc.	459,966	16,954,347
Crown Holdings, Inc. *	287,189	20,246,825
Eagle Materials, Inc.	88,394	6,976,938
Eastman Chemical Co.	288,526	17,747,234
FMC Corp.	274,594	25,564,701
Graphic Packaging Holding Co.	615,710	8,324,399
Huntsman Corp.	426,134	8,070,978
International Flavors & Fragrances, Inc. (a)	226,196	27,093,757
NewMarket Corp.	15,626	6,072,107
Packaging Corp. of America	200,618	18,180,003
Reliance Steel & Aluminum Co.	141,009	14,423,811
Royal Gold, Inc.	138,738	13,384,055
RPM International, Inc.	274,367	17,589,668
Sealed Air Corp.	327,188	9,917,068
Sonoco Products Co.	211,818	10,211,746
Steel Dynamics, Inc.	455,757	12,136,809
The Mosaic Co.	739,661	12,596,427
The Scotts Miracle-Gro Co.	83,815	8,883,552
Security	Number of Shares	Value ($)
Valvoline, Inc.	399,084	7,782,138
W.R. Grace & Co.	118,386	6,695,912
Westlake Chemical Corp.	73,097	4,083,929
Westrock Co.	546,628	18,175,381
		379,650,417

Media & Entertainment 2.8%
Altice USA, Inc., Class A *	654,799	16,933,102
Cable One, Inc.	10,642	16,740,079
Cinemark Holdings, Inc.	225,159	5,845,128
DISH Network Corp., Class A *	542,625	18,188,790
Liberty Media Corp. - Liberty Formula One, Class A *	54,126	2,029,184
Liberty Media Corp. - Liberty Formula One, Class C *	429,683	16,783,418
Match Group, Inc. *(a)	114,497	7,442,305
News Corp., Class A	822,007	9,925,735
News Corp., Class B	258,837	3,219,932
Pinterest, Inc., Class A *	215,718	4,206,501
The Interpublic Group of Cos., Inc.	821,868	17,555,100
The Madison Square Garden Co., Class A *	36,472	9,767,931
The New York Times Co., Class A	304,636	11,411,665
TripAdvisor, Inc.	223,298	5,236,338
Zillow Group, Inc., Class A *	73,197	4,074,877
Zillow Group, Inc., Class C *	266,129	14,852,659
Zynga, Inc., Class A *	2,003,393	13,442,767
		177,655,511

Pharmaceuticals, Biotechnology & Life Sciences 5.1%
Adaptive Biotechnologies Corp. *	47,330	1,329,973
Alkermes plc *	334,172	6,964,144
Allogene Therapeutics, Inc. *	107,851	2,911,977
Alnylam Pharmaceuticals, Inc. *	236,136	27,783,762
Avantor, Inc. *	472,742	7,445,686
Bio-Rad Laboratories, Inc., Class A *	45,781	16,115,828
Bio-Techne Corp.	80,776	15,257,779
Bluebird Bio, Inc. *	117,260	8,481,416
Bruker Corp.	215,341	9,380,254
Catalent, Inc. *	328,067	16,905,292
Charles River Laboratories International, Inc. *	103,501	16,101,651
Exelixis, Inc. *	643,556	11,963,706
FibroGen, Inc. *	165,974	6,937,713
Horizon Therapeutics plc *	396,317	13,561,968
Ionis Pharmaceuticals, Inc. *	270,722	13,747,263
Jazz Pharmaceuticals plc *	119,974	13,746,621
Mylan N.V. *	1,091,738	18,766,976
Neurocrine Biosciences, Inc. *	195,177	18,483,262
PerkinElmer, Inc.	235,374	20,345,729
Perrigo Co., plc	288,531	14,625,636
PRA Health Sciences, Inc. *	133,725	12,596,895
Repligen Corp. *	99,281	8,498,454
Sage Therapeutics, Inc. *	109,805	5,160,835
Sarepta Therapeutics, Inc. *	150,111	17,183,206
Syneos Health, Inc. *	131,526	8,332,172
United Therapeutics Corp. *	93,022	9,577,545
		322,205,743

Real Estate 10.8%
American Campus Communities, Inc.	290,618	12,624,446
American Homes 4 Rent, Class A	540,428	13,991,681
Americold Realty Trust	405,886	12,448,524

48
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Apartment Investment & Management Co., Class A	315,808	15,108,255
Brixmor Property Group, Inc.	629,910	11,470,661
Camden Property Trust	205,125	21,739,147
Cousins Properties, Inc.	310,774	11,091,524
CubeSmart	409,592	12,398,350
CyrusOne, Inc.	239,996	14,538,958
Douglas Emmett, Inc.	348,787	13,316,688
Duke Realty Corp.	778,445	25,276,109
EastGroup Properties, Inc.	81,361	10,229,518
EPR Properties	166,096	9,839,527
Equity Commonwealth	258,639	8,136,783
Equity LifeStyle Properties, Inc.	385,590	26,347,365
Federal Realty Investment Trust	148,902	17,323,259
First Industrial Realty Trust, Inc.	268,930	10,353,805
Gaming & Leisure Properties, Inc.	432,224	19,307,446
Healthcare Realty Trust, Inc.	283,593	9,727,240
Healthcare Trust of America, Inc., Class A	438,354	13,650,343
Highwoods Properties, Inc.	219,792	9,864,265
Hudson Pacific Properties, Inc.	328,077	10,590,325
Iron Mountain, Inc.	608,653	18,509,138
JBG SMITH Properties	250,084	9,173,081
Jones Lang LaSalle, Inc.	108,999	16,106,782
Kilroy Realty Corp.	206,268	14,993,621
Kimco Realty Corp.	892,996	15,493,481
Lamar Advertising Co., Class A	181,919	15,233,897
Life Storage, Inc.	98,811	10,662,695
Medical Properties Trust, Inc.	1,096,188	23,162,452
National Retail Properties, Inc.	363,760	18,497,196
Omega Healthcare Investors, Inc.	463,077	18,337,849
Paramount Group, Inc.	425,590	5,170,918
Park Hotels & Resorts, Inc.	506,315	9,245,312
PS Business Parks, Inc.	42,472	6,309,216
Rayonier, Inc.	273,173	7,247,280
Regency Centers Corp.	355,312	20,409,121
Rexford Industrial Realty, Inc.	234,862	10,984,496
RLJ Lodging Trust	361,403	4,774,134
Service Properties Trust	348,969	6,309,359
SL Green Realty Corp.	172,387	13,522,036
Spirit Realty Capital, Inc.	210,963	9,598,816
STORE Capital Corp.	452,853	14,880,750
Sun Communities, Inc.	196,244	30,001,783
The Howard Hughes Corp. *	91,417	9,862,066
The Macerich Co.	232,868	4,755,165
VEREIT, Inc.	2,262,890	19,596,627
VICI Properties, Inc.	976,616	24,473,997
Weingarten Realty Investors	255,476	6,879,969
		673,565,456

Retailing 3.9%
Advance Auto Parts, Inc.	146,773	19,517,874
AutoNation, Inc. *	125,047	5,343,258
Burlington Stores, Inc. *	140,303	30,341,927
Etsy, Inc. *	250,804	14,498,979
Five Below, Inc. *	117,728	11,413,730
Floor & Decor Holdings, Inc., Class A *	147,478	7,528,752
Foot Locker, Inc.	227,236	8,237,305
GrubHub, Inc. *	193,649	9,316,453
Kohl's Corp.	331,162	12,964,992
L Brands, Inc.	491,999	10,656,698
LKQ Corp. *	649,489	19,211,885
Macy's, Inc.	654,472	8,658,665
Nordstrom, Inc.	227,096	7,880,231
Ollie's Bargain Outlet Holdings, Inc. *	116,151	5,908,601
Penske Automotive Group, Inc.	71,084	3,271,286
Pool Corp.	84,855	17,901,011
Qurate Retail, Inc., Series A *	818,155	5,579,817
Security	Number of Shares	Value ($)
The Gap, Inc.	449,595	6,442,696
Tractor Supply Co.	250,826	22,200,609
Wayfair, Inc., Class A *	139,207	8,799,275
Williams-Sonoma, Inc.	164,323	10,252,112
		245,926,156

Semiconductors & Semiconductor Equipment 2.6%
Cree, Inc. *	228,233	10,208,862
Cypress Semiconductor Corp.	782,957	18,078,477
Entegris, Inc.	285,277	15,210,970
First Solar, Inc. *	161,169	7,376,705
MKS Instruments, Inc.	115,358	11,557,718
Monolithic Power Systems, Inc.	85,657	13,588,627
ON Semiconductor Corp. *	868,706	16,210,054
Qorvo, Inc. *	246,140	24,756,761
Silicon Laboratories, Inc. *	91,886	8,148,450
Teradyne, Inc.	355,072	20,864,031
Universal Display Corp.	89,919	14,278,238
		160,278,893

Software & Services 12.0%
Alliance Data Systems Corp.	86,832	7,457,132
Alteryx, Inc., Class A *	103,026	14,384,490
Anaplan, Inc. *	181,517	8,157,374
Aspen Technology, Inc. *	144,575	15,398,683
Avalara, Inc. *	139,099	11,788,640
Black Knight, Inc. *	316,858	21,137,597
Blackbaud, Inc.	104,337	7,074,049
Booz Allen Hamilton Holding Corp.	297,443	21,207,686
CACI International, Inc., Class A *	52,957	12,975,524
CDK Global, Inc.	256,708	11,813,702
Ceridian HCM Holding, Inc. *	213,686	15,114,011
Coupa Software, Inc. *	133,142	19,938,015
DocuSign, Inc. *	264,749	22,850,486
Dropbox, Inc., Class A *	456,501	8,929,160
DXC Technology Co.	541,451	13,054,384
Dynatrace, Inc. *	136,838	4,419,867
Elastic N.V. *	69,113	5,104,686
EPAM Systems, Inc. *	116,470	25,996,104
Euronet Worldwide, Inc. *	114,561	14,210,146
Fair Isaac Corp. *	61,341	23,066,056
Gartner, Inc. *	189,484	24,517,335
Genpact Ltd.	325,727	12,527,460
GoDaddy, Inc., Class A *	374,840	26,231,303
Guidewire Software, Inc. *	174,946	19,175,831
HubSpot, Inc. *	85,351	15,316,237
Jack Henry & Associates, Inc.	162,968	24,728,764
Leidos Holdings, Inc.	281,803	28,927,078
LogMeIn, Inc.	103,548	8,825,914
Manhattan Associates, Inc. *	135,338	9,116,368
MAXIMUS, Inc.	135,305	8,526,921
Medallia, Inc. *	35,132	871,625
MongoDB, Inc. *	73,740	11,245,350
New Relic, Inc. *	105,972	5,961,985
Nuance Communications, Inc. *	598,603	12,941,797
Nutanix, Inc., Class A *	309,268	7,372,949
Paylocity Holding Corp. *	75,936	9,835,231
Pegasystems, Inc.	80,537	7,288,599
Perspecta, Inc.	290,469	7,253,011
Proofpoint, Inc. *	119,434	12,737,636
PTC, Inc. *	220,334	16,646,234
Q2 Holdings, Inc. *	92,546	6,975,192
RealPage, Inc. *	168,797	10,819,888
RingCentral, Inc., Class A *	158,749	37,425,077
Sabre Corp.	579,372	7,888,150
Science Applications International Corp.	103,925	8,327,510

49
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Slack Technologies, Inc., Class A *	92,995	2,512,725
SolarWinds Corp. *	137,333	2,502,207
SS&C Technologies Holdings, Inc.	465,692	25,845,906
Teradata Corp. *	238,400	4,753,696
The Western Union Co.	888,403	19,891,343
Tyler Technologies, Inc. *	82,550	25,867,042
WEX, Inc. *	91,739	17,177,210
Zendesk, Inc. *	237,674	18,849,925
Zscaler, Inc. *	137,836	7,166,094
		750,127,385

Technology Hardware & Equipment 4.1%
Arrow Electronics, Inc. *	172,344	11,557,389
Avnet, Inc.	213,740	6,557,543
Ciena Corp. *	327,298	12,584,608
Cognex Corp.	362,365	16,139,737
Coherent, Inc. *	51,093	6,576,180
Dell Technologies, Inc., Class C *	328,243	13,280,712
Dolby Laboratories, Inc., Class A	135,692	8,914,964
F5 Networks, Inc. *	128,910	15,462,754
FLIR Systems, Inc.	283,832	12,054,345
IPG Photonics Corp. *	75,368	9,619,972
Jabil, Inc.	294,170	9,428,148
Juniper Networks, Inc.	708,042	15,024,651
Littelfuse, Inc.	51,673	8,251,145
Lumentum Holdings, Inc. *	163,279	12,706,372
National Instruments Corp.	249,967	10,068,671
NCR Corp. *	270,785	6,823,782
SYNNEX Corp.	86,516	10,817,095
Trimble, Inc. *	527,997	20,845,322
Ubiquiti, Inc.	26,119	3,543,304
ViaSat, Inc. *	122,375	7,036,562
Xerox Holdings Corp.	393,356	12,666,063
Zebra Technologies Corp., Class A *	114,236	24,100,369
		254,059,688

Telecommunication Services 0.5%
GCI Liberty, Inc., Class A *	201,251	13,908,457
Zayo Group Holdings, Inc. *	502,088	17,568,059
		31,476,516

Transportation 2.3%
Alaska Air Group, Inc.	261,121	13,176,166
AMERCO	17,087	5,510,728
Expeditors International of Washington, Inc.	360,714	25,401,480
J.B. Hunt Transport Services, Inc.	180,715	17,428,154
JetBlue Airways Corp. *	611,187	9,644,531
Kirby Corp. *	126,953	8,093,254
Knight-Swift Transportation Holdings, Inc.	260,364	8,316,026
Landstar System, Inc.	83,432	8,424,129
Macquarie Infrastructure Corp.	164,895	6,472,129
Old Dominion Freight Line, Inc.	135,236	26,208,737
XPO Logistics, Inc. *	195,691	14,475,263
		143,150,597

Utilities 4.6%
AES Corp.	1,406,476	23,530,343
ALLETE, Inc.	109,411	7,548,265
Alliant Energy Corp.	508,742	26,515,633
Atmos Energy Corp.	252,781	26,099,638
Black Hills Corp.	130,160	9,397,552
Essential Utilities, Inc.	457,291	19,668,086
Hawaiian Electric Industries, Inc.	230,783	9,886,744
Security	Number of Shares	Value ($)
IDACORP, Inc.	106,679	10,309,459
MDU Resources Group, Inc.	424,160	11,761,957
National Fuel Gas Co.	183,424	6,715,153
NiSource, Inc.	791,457	21,385,168
NRG Energy, Inc.	533,244	17,709,033
OGE Energy Corp.	424,159	16,160,458
ONE Gas, Inc.	111,702	9,175,202
Pinnacle West Capital Corp.	238,070	21,304,884
Portland General Electric Co.	189,196	10,294,154
Southwest Gas Holdings, Inc.	115,639	7,479,531
UGI Corp.	442,081	15,932,599
Vistra Energy Corp.	950,311	18,274,481
		289,148,340
Total Common Stock
(Cost $5,928,556,861)		6,251,825,706

Other Investment Companies 0.7% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.53% (b)	7,846,565	7,846,565

Securities Lending Collateral 0.6%
Wells Fargo Government Money Market Fund, Select Class 1.52% (b)	36,739,705	36,739,705
Total Other Investment Companies
(Cost $44,586,270)		44,586,270

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P Mid-Cap 400 Index, e-mini, expires 03/20/20	39	7,067,580	(634,053)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $35,322,152.
(b)	The rate shown is the 7-day yield.

50
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 29, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.2%
Adient plc *	278,529	6,665,199
American Axle & Manufacturing Holdings, Inc. *	355,261	2,248,802
Cooper Tire & Rubber Co.	161,061	4,105,445
Cooper-Standard Holding, Inc. *	53,962	932,463
Dana, Inc.	458,925	6,599,341
Delphi Technologies plc *	276,914	3,910,026
Dorman Products, Inc. *	92,904	5,633,699
Fox Factory Holding Corp. *	122,848	7,788,563
Garrett Motion, Inc. *	235,191	1,632,226
Gentherm, Inc. *	103,825	4,233,983
LCI Industries	79,595	7,684,897
Modine Manufacturing Co. *	159,973	1,193,399
Motorcar Parts of America, Inc. *	59,540	996,700
Standard Motor Products, Inc.	64,159	2,822,996
Stoneridge, Inc. *	88,308	1,951,607
Tenneco, Inc., Class A	179,758	1,648,381
The Goodyear Tire & Rubber Co.	740,611	7,172,818
Thor Industries, Inc.	175,633	13,244,484
Veoneer, Inc. *	317,959	3,914,075
Visteon Corp. *	89,055	5,792,137
Winnebago Industries, Inc.	107,603	5,583,520
		95,754,761

Banks 10.5%
1st Source Corp.	46,684	1,963,062
Allegiance Bancshares, Inc.	61,160	2,028,677
Ameris Bancorp	209,096	7,146,901
Arrow Financial Corp.	47,202	1,494,887
Associated Banc-Corp.	506,821	8,580,480
Atlantic Union Bankshares Corp.	257,149	7,647,611
Axos Financial, Inc. *	168,595	4,199,701
Banc of California, Inc.	141,512	2,169,379
BancFirst Corp.	57,154	2,932,000
BancorpSouth Bank	305,564	7,477,151
Bank of Hawaii Corp.	128,614	9,571,454
Bank of Marin Bancorp	39,148	1,492,713
Bank OZK	384,963	9,774,211
BankUnited, Inc.	302,061	8,971,212
Banner Corp.	119,248	5,442,479
Berkshire Hills Bancorp, Inc.	136,097	3,322,128
Boston Private Financial Holdings, Inc.	263,611	2,571,525
Bridge Bancorp, Inc.	58,193	1,601,471
Bridgewater Bancshares, Inc. *	68,905	861,313
Brookline Bancorp, Inc.	252,571	3,503,160
Bryn Mawr Bank Corp.	63,456	2,109,277
Byline Bancorp, Inc.	74,320	1,300,600
Cadence BanCorp	408,523	5,768,345
Camden National Corp.	48,251	1,978,774
Capitol Federal Financial, Inc.	451,500	5,510,557
Carolina Financial Corp.	72,814	2,359,174
Carter Bank & Trust *	70,694	1,194,729
Cathay General Bancorp	241,343	7,428,538
CBTX, Inc.	54,222	1,352,839
CenterState Bank Corp.	399,896	8,089,896
Security	Number of Shares	Value ($)
Central Pacific Financial Corp.	90,268	2,159,211
CIT Group, Inc.	301,255	11,962,836
City Holding Co.	51,608	3,608,431
Columbia Banking System, Inc.	229,956	7,634,539
Columbia Financial, Inc. *	158,729	2,463,474
Community Bank System, Inc.	164,316	9,992,056
Community Trust Bancorp, Inc.	54,122	2,093,439
ConnectOne Bancorp, Inc.	107,343	2,255,276
CrossFirst Bankshares, Inc. *	22,468	297,701
Customers Bancorp, Inc. *	91,949	1,865,645
CVB Financial Corp.	424,163	7,863,982
Dime Community Bancshares, Inc.	97,289	1,632,509
Eagle Bancorp, Inc.	106,276	3,976,848
Enterprise Financial Services Corp.	83,985	3,214,106
Equity Bancshares, Inc., Class A *	44,633	1,168,492
Essent Group Ltd.	313,663	13,688,253
F.N.B. Corp.	1,032,101	10,413,899
FB Financial Corp.	55,269	1,800,111
Federal Agricultural Mortgage Corp., Class C	32,393	2,431,419
Financial Institutions, Inc.	50,401	1,356,291
First BanCorp	692,885	5,501,507
First Bancorp (North Carolina)	93,688	3,007,385
First Bancshares, Inc.	59,926	1,788,192
First Busey Corp.	158,742	3,503,436
First Citizens BancShares, Inc., Class A	27,702	12,557,594
First Commonwealth Financial Corp.	310,842	3,667,936
First Community Bankshares, Inc.	49,187	1,286,732
First Defiance Financial Corp.	119,601	2,860,258
First Financial Bancorp	316,965	6,529,479
First Financial Bankshares, Inc.	433,432	12,456,836
First Financial Corp.	44,632	1,783,048
First Foundation, Inc.	122,384	1,771,508
First Hawaiian, Inc.	416,218	9,968,421
First Horizon National Corp.	991,219	13,212,949
First Interstate BancSystem, Inc., Class A	112,781	3,841,321
First Merchants Corp.	177,580	6,211,748
First Mid Bancshares, Inc.	43,250	1,218,353
First Midwest Bancorp, Inc.	351,011	6,370,850
Flagstar Bancorp, Inc.	110,290	3,516,045
Flushing Financial Corp.	88,852	1,613,108
Fulton Financial Corp.	523,800	7,568,910
German American Bancorp, Inc.	80,921	2,415,492
Glacier Bancorp, Inc.	272,557	10,163,651
Great Southern Bancorp, Inc.	34,933	1,792,412
Great Western Bancorp, Inc.	179,866	4,832,999
Hancock Whitney Corp.	277,695	9,302,782
Hanmi Financial Corp.	101,291	1,580,140
Harborone Bancorp, Inc. *	184,994	1,849,015
HBT Financial, Inc.	27,818	430,623
Heartland Financial USA, Inc.	104,614	4,482,710
Heritage Commerce Corp.	188,603	1,935,067
Heritage Financial Corp.	116,088	2,692,081
Hilltop Holdings, Inc.	223,377	4,652,943
Home BancShares, Inc.	496,605	8,323,100
HomeStreet, Inc.	76,890	2,082,950
HomeTrust Bancshares, Inc.	51,573	1,225,374
Hope Bancorp, Inc.	406,786	4,966,857
Horizon Bancorp, Inc.	119,314	1,792,096
IBERIABANK Corp.	166,296	10,009,356

51
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Independent Bank Corp.	109,568	7,399,127
Independent Bank Group, Inc.	117,263	5,428,104
International Bancshares Corp.	183,139	6,245,040
Investors Bancorp, Inc.	638,293	6,727,608
Kearny Financial Corp.	245,880	2,682,551
Lakeland Bancorp, Inc.	149,595	2,154,916
Lakeland Financial Corp.	81,155	3,316,805
Live Oak Bancshares, Inc.	84,200	1,294,154
Luther Burbank Corp.	47,807	498,627
Mercantile Bank Corp.	51,760	1,484,994
Merchants Bancorp	49,934	899,811
Meridian Bancorp, Inc.	168,206	2,777,081
Meta Financial Group, Inc.	109,429	3,594,743
MGIC Investment Corp.	1,108,482	13,335,038
Midland States Bancorp, Inc.	65,284	1,555,065
Mr Cooper Group, Inc. *	233,985	3,002,028
National Bank Holdings Corp., Class A	98,541	3,014,369
NBT Bancorp, Inc.	139,931	4,714,275
Nicolet Bankshares, Inc. *	28,566	1,898,211
NMI Holdings, Inc., Class A *	216,365	5,049,959
Northfield Bancorp, Inc.	136,709	1,931,698
Northwest Bancshares, Inc.	320,111	4,446,342
OceanFirst Financial Corp.	190,865	3,901,281
Ocwen Financial Corp. *	371,964	464,955
OFG Bancorp	162,537	2,720,869
Old National Bancorp	541,146	8,528,461
Opus Bank	68,569	1,623,028
Origin Bancorp, Inc.	63,807	1,929,524
Pacific Premier Bancorp, Inc.	189,724	4,900,571
PacWest Bancorp	381,022	12,055,536
Park National Corp.	45,026	3,931,670
Peapack Gladstone Financial Corp.	50,914	1,397,589
PennyMac Financial Services, Inc.	133,199	4,696,597
People's Utah Bancorp	49,265	1,180,882
Peoples Bancorp, Inc.	59,361	1,694,757
Peoples Financial Services Corp.	21,352	937,780
Pinnacle Financial Partners, Inc.	229,590	12,085,618
Popular, Inc.	308,442	14,799,047
Preferred Bank	43,115	2,204,470
Prosperity Bancshares, Inc.	300,882	19,436,977
Provident Financial Services, Inc.	190,131	3,798,817
QCR Holdings, Inc.	46,729	1,778,506
Radian Group, Inc.	641,178	13,618,621
Renasant Corp.	181,216	5,133,849
Republic Bancorp, Inc., Class A	28,898	1,032,815
S&T Bancorp, Inc.	123,398	4,056,092
Sandy Spring Bancorp, Inc.	113,353	3,486,738
Seacoast Banking Corp. of Florida *	163,525	4,071,772
ServisFirst Bancshares, Inc.	146,012	5,044,715
Simmons First National Corp., Class A	363,853	7,779,177
South State Corp.	107,457	7,319,971
Southside Bancshares, Inc.	102,024	3,287,213
Sterling Bancorp	642,294	10,649,235
Sterling Bancorp, Inc.	47,802	334,614
Stock Yards Bancorp, Inc.	67,653	2,363,796
Synovus Financial Corp.	465,838	13,518,619
TCF Financial Corp.	488,925	17,816,427
Texas Capital Bancshares, Inc. *	161,588	7,607,563
TFS Financial Corp.	162,448	3,320,437
The Bancorp, Inc. *	161,657	1,967,366
The First of Long Island Corp.	72,813	1,507,957
Tompkins Financial Corp.	39,321	3,125,233
Towne Bank	204,994	4,727,162
TriCo Bancshares	84,163	2,846,393
TriState Capital Holdings, Inc. *	75,795	1,506,047
Triumph Bancorp, Inc. *	73,979	2,505,669
TrustCo Bank Corp.	306,463	2,102,336
Trustmark Corp.	205,006	5,514,661
Security	Number of Shares	Value ($)
UMB Financial Corp.	137,762	8,010,860
Umpqua Holdings Corp.	700,520	10,781,003
United Bankshares, Inc.	322,705	9,319,720
United Community Banks, Inc.	252,037	6,242,956
Univest Financial Corp.	92,365	2,161,341
Valley National Bancorp	1,245,543	11,583,550
Veritex Holdings, Inc.	149,609	3,601,089
Walker & Dunlop, Inc.	91,391	5,926,706
Washington Federal, Inc.	249,671	7,487,633
Washington Trust Bancorp, Inc.	47,815	2,052,220
Waterstone Financial, Inc.	81,949	1,362,812
Webster Financial Corp.	292,862	11,119,970
WesBanco, Inc.	210,392	6,440,099
Westamerica Bancorp	86,254	4,987,206
Western Alliance Bancorp	301,077	13,861,585
Wintrust Financial Corp.	181,699	9,704,544
WSFS Financial Corp.	166,620	5,741,725
		850,635,004

Capital Goods 10.4%
AAON, Inc.	129,836	7,142,278
AAR Corp.	104,948	3,625,953
Advanced Drainage Systems, Inc.	166,015	6,949,388
AECOM *	500,765	22,504,379
Aegion Corp. *	99,879	1,798,821
Aerojet Rocketdyne Holdings, Inc. *	230,207	11,344,601
AeroVironment, Inc. *	68,343	3,512,147
Air Lease Corp.	332,989	12,773,458
Aircastle Ltd.	164,841	5,250,186
Alamo Group, Inc.	30,850	3,417,254
Albany International Corp., Class A	97,778	6,264,636
Altra Industrial Motion Corp.	207,859	6,260,713
Ameresco, Inc., Class A *	58,754	1,324,315
American Woodmark Corp. *	49,346	4,133,714
Apogee Enterprises, Inc.	84,019	2,536,534
Applied Industrial Technologies, Inc.	123,196	7,267,332
Arcosa, Inc.	154,674	6,644,795
Argan, Inc.	41,422	1,728,540
Armstrong Flooring, Inc. *	55,572	146,710
Armstrong World Industries, Inc.	154,208	15,443,931
Astec Industries, Inc.	71,062	2,668,378
Astronics Corp. *	73,647	1,492,825
Atkore International Group, Inc. *	150,184	5,543,291
Axon Enterprise, Inc. *	188,607	14,592,524
AZZ, Inc.	84,030	3,099,867
Babcock & Wilcox Enterprises, Inc. *	103,257	428,517
Barnes Group, Inc.	152,156	8,170,777
Beacon Roofing Supply, Inc. *	218,510	6,489,747
BMC Stock Holdings, Inc. *	213,838	5,245,446
Briggs & Stratton Corp.	142,791	452,647
Builders FirstSource, Inc. *	369,278	8,386,303
BWX Technologies, Inc.	303,208	16,627,927
CAI International, Inc. *	52,471	1,298,133
Chart Industries, Inc. *	113,492	6,459,965
CIRCOR International, Inc. *	64,249	2,311,679
Colfax Corp. *	266,063	8,905,129
Columbus McKinnon Corp.	74,728	2,323,294
Comfort Systems USA, Inc.	116,096	4,901,573
Cornerstone Building Brands, Inc. *	149,612	1,099,648
Crane Co.	161,933	11,003,347
CSW Industrials, Inc.	48,272	3,178,228
Cubic Corp.	99,755	5,430,662
Curtiss-Wright Corp.	135,865	16,295,648
Douglas Dynamics, Inc.	71,956	3,132,245
DXP Enterprises, Inc. *	52,114	1,479,516
Dycom Industries, Inc. *	100,101	2,958,986
EMCOR Group, Inc.	178,509	13,730,912

52
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Encore Wire Corp.	66,622	3,262,479
Energy Recovery, Inc. *	102,707	1,010,637
Enerpac Tool Group Corp.	170,802	3,650,039
EnerSys	134,785	8,300,060
EnPro Industries, Inc.	65,623	3,540,361
ESCO Technologies, Inc.	82,760	7,524,539
Evoqua Water Technologies Corp. *	231,187	4,847,991
Federal Signal Corp.	192,045	5,569,305
Fluor Corp.	446,931	4,165,397
Foundation Building Materials, Inc. *	55,596	867,298
Franklin Electric Co., Inc.	122,846	6,349,910
Gardner Denver Holdings, Inc. *	424,108	13,906,501
Gates Industrial Corp. plc *	146,266	1,529,942
GATX Corp.	111,952	8,007,927
Generac Holdings, Inc. *	199,014	20,496,452
Gibraltar Industries, Inc. *	103,167	5,227,472
GMS, Inc. *	133,231	3,044,328
GrafTech International Ltd. (a)	180,849	1,475,728
Graham Corp.	27,766	460,360
Granite Construction, Inc.	148,306	3,013,578
Great Lakes Dredge & Dock Corp. *	201,217	1,951,805
Griffon Corp.	134,454	2,339,500
H&E Equipment Services, Inc.	99,562	2,365,593
Helios Technologies, Inc.	92,491	3,676,517
Herc Holdings, Inc. *	77,557	2,844,791
Hillenbrand, Inc.	237,177	5,549,942
Hyster-Yale Materials Handling, Inc.	31,001	1,492,388
Insteel Industries, Inc.	57,583	1,145,326
ITT, Inc.	279,337	16,802,121
JELD-WEN Holding, Inc. *	213,579	4,015,285
John Bean Technologies Corp.	100,744	9,758,064
Kadant, Inc.	35,592	3,232,465
Kaman Corp.	88,163	4,889,520
Kennametal, Inc.	264,572	7,355,102
Kratos Defense & Security Solutions, Inc. *	289,174	4,701,969
L.B. Foster Co., Class A *	27,723	436,914
Lindsay Corp.	34,456	3,412,178
Lydall, Inc. *	55,254	658,075
Masonite International Corp. *	78,789	5,790,991
MasTec, Inc. *	191,689	9,408,096
Mercury Systems, Inc. *	177,536	13,041,795
Meritor, Inc. *	235,187	5,336,393
Moog, Inc., Class A	102,697	7,919,993
MRC Global, Inc. *	260,537	2,266,672
MSC Industrial Direct Co., Inc., Class A	143,319	8,859,981
Mueller Industries, Inc.	180,685	5,055,566
Mueller Water Products, Inc., Class A	503,862	5,517,289
MYR Group, Inc. *	52,428	1,337,438
National Presto Industries, Inc.	15,835	1,244,314
Navistar International Corp. *	209,651	7,612,428
NN, Inc.	133,705	1,036,214
NOW, Inc. *	345,268	3,048,716
NV5 Global, Inc. *	32,562	1,743,044
nVent Electric plc	494,745	11,878,827
Omega Flex, Inc.	9,418	737,429
Oshkosh Corp.	216,846	15,645,439
Park Aerospace Corp.	61,382	853,824
Park-Ohio Holdings Corp.	27,160	665,963
Parsons Corp. *	59,503	2,325,972
Patrick Industries, Inc.	70,991	3,750,455
PGT Innovations, Inc. *	184,975	2,806,071
Plug Power, Inc. *(a)	832,462	3,612,885
Powell Industries, Inc.	27,605	922,835
Preformed Line Products Co.	8,287	404,406
Primoris Services Corp.	142,156	2,698,121
Proto Labs, Inc. *	85,634	7,504,964
Quanex Building Products Corp.	104,482	1,755,298
Security	Number of Shares	Value ($)
Raven Industries, Inc.	113,294	3,252,671
RBC Bearings, Inc. *	79,952	13,686,983
Regal Beloit Corp.	130,329	10,118,744
Resideo Technologies, Inc. *	394,827	4,244,390
REV Group, Inc.	84,665	662,927
Rexnord Corp.	387,938	11,312,272
Rush Enterprises, Inc., Class A	89,062	3,733,479
Rush Enterprises, Inc., Class B	15,362	643,821
Simpson Manufacturing Co., Inc.	128,334	10,193,570
SiteOne Landscape Supply, Inc. *	132,090	13,109,932
SPX Corp. *	140,690	5,899,132
SPX FLOW, Inc. *	134,896	4,961,475
Standex International Corp.	39,351	2,496,034
Sunrun, Inc. *	249,365	4,822,719
Systemax, Inc.	46,047	960,540
Tennant Co.	58,449	4,181,441
Terex Corp.	208,214	4,582,790
The Gorman-Rupp Co.	55,191	1,765,560
The Greenbrier Cos., Inc.	103,590	2,509,986
The Manitowoc Co., Inc. *	111,514	1,390,580
The Timken Co.	215,717	9,672,750
Thermon Group Holdings, Inc. *	103,190	1,813,048
Titan International, Inc.	173,606	385,405
Titan Machinery, Inc. *	58,473	591,162
TPI Composites, Inc. *	103,248	2,451,108
Trex Co., Inc. *	186,143	17,804,578
TriMas Corp. *	142,517	3,612,806
Trinity Industries, Inc.	310,645	6,321,626
Triton International Ltd.	166,978	5,739,034
Triumph Group, Inc.	158,695	3,015,205
Tutor Perini Corp. *	125,294	1,816,763
Univar Solutions, Inc. *	443,761	7,539,499
Universal Forest Products, Inc.	195,295	9,151,524
Valmont Industries, Inc.	68,916	8,009,417
Veritiv Corp. *	39,429	474,725
Vicor Corp. *	58,525	2,530,621
Virgin Galactic Holdings, Inc. *(a)	256,916	6,320,134
Vivint Solar, Inc. *	138,358	1,555,144
Wabash National Corp.	171,750	1,885,815
Watsco, Inc.	103,966	16,320,583
Watts Water Technologies, Inc., Class A	88,549	8,315,637
Welbilt, Inc. *	418,638	5,534,394
WESCO International, Inc. *	133,319	5,408,752
WillScot Corp. *	171,841	3,014,091
		839,249,044

Commercial & Professional Services 3.3%
ABM Industries, Inc.	211,978	6,978,316
Acacia Research Corp. *	141,170	324,691
ACCO Brands Corp.	307,259	2,461,145
ADT, Inc. (a)	331,304	2,117,033
Advanced Disposal Services, Inc. *	231,366	7,648,960
ASGN, Inc. *	168,024	8,520,497
Barrett Business Services, Inc.	23,493	1,407,231
Brady Corp., Class A	158,599	7,508,077
BrightView Holdings, Inc. *	95,735	1,340,290
Casella Waste Systems, Inc., Class A *	140,653	6,814,638
CBIZ, Inc. *	175,802	4,577,884
Cimpress plc *	77,550	9,027,595
Clean Harbors, Inc. *	163,189	11,344,899
Covanta Holding Corp.	373,366	4,988,170
Deluxe Corp.	134,462	4,477,585
Ennis, Inc.	82,357	1,655,376
Exponent, Inc.	164,869	12,142,602
Forrester Research, Inc. *	33,210	1,197,553
Franklin Covey Co. *	30,399	956,049
FTI Consulting, Inc. *	120,028	13,513,953

53
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
GP Strategies Corp. *	39,445	438,628
Harsco Corp. *	251,389	3,014,154
Healthcare Services Group, Inc.	237,187	6,532,130
Heidrick & Struggles International, Inc.	60,244	1,343,441
Heritage-Crystal Clean, Inc. *	37,991	1,000,303
Herman Miller, Inc.	188,227	6,444,892
HNI Corp.	135,709	4,455,326
Huron Consulting Group, Inc. *	73,521	4,362,736
ICF International, Inc.	60,099	4,566,322
InnerWorkings, Inc. *	114,824	360,547
Insperity, Inc.	119,676	8,050,605
Interface, Inc.	188,347	2,747,983
KAR Auction Services, Inc.	411,072	7,913,136
Kelly Services, Inc., Class A	107,534	1,786,140
Kforce, Inc.	63,098	1,921,965
Kimball International, Inc., Class B	115,516	1,869,049
Knoll, Inc.	159,320	2,810,405
Korn Ferry	176,744	6,182,505
Matthews International Corp., Class A	99,769	2,949,172
McGrath RentCorp	77,483	5,381,194
Mistras Group, Inc. *	57,033	447,709
Mobile Mini, Inc.	139,729	5,448,034
MSA Safety, Inc.	113,242	13,778,154
NL Industries, Inc. *	27,306	92,021
PICO Holdings, Inc. *	62,975	597,633
Pitney Bowes, Inc.	542,902	1,856,725
Quad/Graphics, Inc.	102,798	493,430
R.R. Donnelley & Sons Co.	220,781	419,484
Resources Connection, Inc.	94,325	1,181,892
SP Plus Corp. *	72,621	2,651,393
Steelcase, Inc., Class A	285,826	4,636,098
Team, Inc. *	95,506	1,215,791
Tetra Tech, Inc.	174,168	14,084,966
The Brink's Co.	159,035	12,450,850
TriNet Group, Inc. *	140,129	7,407,219
TrueBlue, Inc. *	123,646	1,839,852
UniFirst Corp.	48,743	9,056,937
Upwork, Inc. *	201,984	1,750,191
US Ecology, Inc.	81,473	3,426,754
Viad Corp.	64,187	3,222,187
VSE Corp.	28,572	841,445
		270,031,942

Consumer Durables & Apparel 3.1%
Acushnet Holdings Corp.	109,708	2,792,069
American Outdoor Brands Corp. *	172,874	1,721,825
Beazer Homes USA, Inc. *	91,819	1,125,701
Brunswick Corp.	259,310	13,795,292
Callaway Golf Co.	300,522	5,102,864
Carter's, Inc.	140,292	12,832,509
Cavco Industries, Inc. *	27,405	5,528,137
Century Communities, Inc. *	90,579	3,018,998
Columbia Sportswear Co.	92,371	7,509,762
Crocs, Inc. *	218,513	5,718,485
Deckers Outdoor Corp. *	89,267	15,514,605
Ethan Allen Interiors, Inc.	77,065	1,017,258
Fossil Group, Inc. *	146,373	671,852
G-III Apparel Group Ltd. *	139,036	3,108,845
GoPro, Inc., Class A *(a)	414,443	1,572,811
Helen of Troy Ltd. *	80,293	13,216,228
Installed Building Products, Inc. *	68,132	4,500,119
iRobot Corp. *(a)	90,634	4,349,526
Johnson Outdoors, Inc., Class A	18,911	1,180,235
KB Home	272,586	8,883,578
Kontoor Brands, Inc. *	149,009	5,027,564
La-Z-Boy, Inc.	146,820	4,206,393
Legacy Housing Corp. *	18,663	268,187
Security	Number of Shares	Value ($)
Levi Strauss & Co., Class A	132,964	2,259,058
LGI Homes, Inc. *	63,857	4,811,625
M.D.C Holdings, Inc.	158,691	6,242,904
M/I Homes, Inc. *	89,167	3,319,687
Malibu Boats, Inc., Class A *	64,606	2,838,788
Marine Products Corp.	21,454	269,891
Mattel, Inc. *	1,102,371	12,996,954
Meritage Homes Corp. *	114,245	7,249,988
Movado Group, Inc.	51,736	760,519
Oxford Industries, Inc.	54,770	3,307,560
Peloton Interactive, Inc., Class A *(a)	127,196	3,394,861
Skechers U.S.A., Inc., Class A *	427,796	14,151,492
Skyline Champion Corp. *	158,174	4,030,273
Sonos, Inc. *	203,572	2,349,221
Steven Madden Ltd.	246,396	8,057,149
Sturm Ruger & Co., Inc.	53,780	2,583,591
Taylor Morrison Home Corp., Class A *	420,754	9,475,380
Tempur Sealy International, Inc. *	144,497	10,801,151
TopBuild Corp. *	107,971	10,905,071
TRI Pointe Group, Inc. *	443,675	6,801,538
Tupperware Brands Corp.	153,779	438,270
Unifi, Inc. *	46,072	984,559
Universal Electronics, Inc. *	44,989	1,899,436
Vera Bradley, Inc. *	74,620	616,361
Vista Outdoor, Inc. *	182,169	1,338,942
Wolverine World Wide, Inc.	258,384	6,792,915
YETI Holdings, Inc. *	99,249	3,002,282
		254,342,309

Consumer Services 3.9%
Adtalem Global Education, Inc. *	172,907	5,337,639
American Public Education, Inc. *	48,910	1,088,737
BBX Capital Corp.	196,742	684,662
Biglari Holdings, Inc., Class A *	236	141,600
Biglari Holdings, Inc., Class B *	3,329	351,076
BJ's Restaurants, Inc.	61,103	2,013,344
Bloomin' Brands, Inc.	277,649	4,994,906
Bluegreen Vacations Corp. (a)	24,398	189,328
Boyd Gaming Corp.	254,812	6,806,029
Brinker International, Inc.	118,227	4,061,097
Carriage Services, Inc.	51,106	1,080,892
Carrols Restaurant Group, Inc. *	128,996	532,109
Chegg, Inc. *	365,371	14,326,197
Choice Hotels International, Inc.	101,261	9,243,104
Churchill Downs, Inc.	113,055	14,204,230
Chuy's Holdings, Inc. *	52,319	1,121,719
Cracker Barrel Old Country Store, Inc.	76,411	10,951,989
Dave & Buster's Entertainment, Inc.	97,972	3,234,056
Denny's Corp. *	186,800	3,252,188
Dine Brands Global, Inc.	53,127	4,348,445
Drive Shack, Inc. *	188,009	537,706
El Pollo Loco Holdings, Inc. *	61,615	794,834
Eldorado Resorts, Inc. *	207,711	10,422,938
Everi Holdings, Inc. *	262,500	2,730,000
Extended Stay America, Inc.	582,376	6,394,488
Fiesta Restaurant Group, Inc. *	67,662	653,615
frontdoor, Inc. *	269,148	11,411,875
Golden Entertainment, Inc. *	57,813	941,196
Graham Holdings Co., Class B	13,844	6,961,871
Grand Canyon Education, Inc. *	153,333	12,370,906
Hilton Grand Vacations, Inc. *	272,135	7,255,119
Houghton Mifflin Harcourt Co. *	325,364	1,779,741
Hyatt Hotels Corp., Class A	116,328	8,910,725
Jack in the Box, Inc.	75,590	5,205,127
K12, Inc. *	125,291	2,490,785
Laureate Education, Inc., Class A *	349,909	6,543,298
Lindblad Expeditions Holdings, Inc. *	82,883	986,308

54
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Marriott Vacations Worldwide Corp.	118,846	11,501,916
Monarch Casino & Resort, Inc. *	38,825	1,835,646
Noodles & Co. *	93,294	757,547
OneSpaWorld Holdings Ltd.	104,052	1,271,515
Papa John's International, Inc.	69,834	4,023,137
Penn National Gaming, Inc. *	347,016	10,261,263
Perdoceo Education Corp. *	225,267	3,363,236
Planet Fitness, Inc., Class A *	260,555	17,584,857
Playa Hotels & Resorts N.V. *	167,928	890,018
PlayAGS, Inc. *	84,133	815,249
Red Robin Gourmet Burgers, Inc. *	40,830	1,122,825
Red Rock Resorts, Inc., Class A	225,912	4,656,046
Regis Corp. *	77,323	986,641
Ruth's Hospitality Group, Inc.	85,322	1,632,210
Scientific Games Corp., Class A *	173,369	3,162,251
SeaWorld Entertainment, Inc. *	128,904	3,507,478
Shake Shack, Inc., Class A *	99,125	5,891,990
Six Flags Entertainment Corp.	249,821	6,315,475
Strategic Education, Inc.	69,880	10,298,914
Target Hospitality Corp. *	101,724	476,068
Texas Roadhouse, Inc.	207,435	11,661,996
The Cheesecake Factory, Inc.	131,400	4,681,782
The Habit Restaurants, Inc., Class A *	67,766	946,013
The Wendy's Co.	584,870	11,042,346
Twin River Worldwide Holdings, Inc.	70,997	1,845,922
Wingstop, Inc.	93,930	7,932,389
WW International, Inc. *	148,099	4,442,970
Wyndham Destinations, Inc.	288,089	11,494,751
		318,756,330

Diversified Financials 5.1%
Affiliated Managers Group, Inc.	156,801	11,794,571
AG Mortgage Investment Trust, Inc.	103,214	1,545,114
Alerus Financial Corp.	9,252	189,296
Anworth Mortgage Asset Corp.	312,910	1,023,216
Apollo Commercial Real Estate Finance, Inc.	455,466	7,378,549
Arbor Realty Trust, Inc.	301,393	3,658,911
Ares Management Corp., Class A	236,989	8,197,450
Arlington Asset Investment Corp., Class A	114,678	649,077
ARMOUR Residential REIT, Inc.	187,071	3,382,244
Artisan Partners Asset Management, Inc., Class A	169,688	4,849,683
Assetmark Financial Holdings, Inc. *	38,668	1,024,315
B. Riley Financial, Inc.	44,050	1,042,223
BGC Partners, Inc., Class A	892,990	4,161,333
Blackstone Mortgage Trust, Inc., Class A	427,831	15,427,586
Blucora, Inc. *	156,579	2,724,475
Brightsphere Investment Group, Inc. *	211,484	1,977,375
Cannae Holdings, Inc. *	229,588	8,561,337
Capstead Mortgage Corp.	305,347	2,167,964
Chimera Investment Corp.	597,068	11,732,386
Cohen & Steers, Inc.	69,514	4,355,052
Colony Credit Real Estate, Inc.	268,823	3,422,117
Cowen, Inc., Class A	91,447	1,368,962
Curo Group Holdings Corp.	42,260	390,060
Diamond Hill Investment Group, Inc.	9,946	1,260,457
Donnelley Financial Solutions, Inc. *	98,366	855,784
Dynex Capital, Inc.	73,198	1,251,686
Ellington Financial, Inc.	129,346	2,138,089
Encore Capital Group, Inc. *	87,134	3,237,899
Enova International, Inc. *	107,539	2,066,900
Evercore, Inc., Class A	124,544	8,297,121
Exantas Capital Corp.	101,376	1,161,769
EZCORP, Inc., Class A *	165,417	794,002
Federated Hermes, Inc.,	306,964	8,855,911
Security	Number of Shares	Value ($)
FGL Holdings	419,422	4,798,188
FirstCash, Inc.	135,777	10,443,967
Focus Financial Partners, Inc., Class A *	97,033	2,638,327
GAMCO Investors, Inc., Class A	14,612	227,363
Granite Point Mortgage Trust, Inc.	173,310	2,845,750
Green Dot Corp., Class A *	152,424	5,206,804
Greenhill & Co., Inc.	46,936	686,204
Hamilton Lane, Inc., Class A	82,425	5,121,890
Houlihan Lokey, Inc.	139,796	7,160,351
Interactive Brokers Group, Inc., Class A	244,101	12,473,561
INTL FCStone, Inc. *	51,321	2,337,672
Invesco Mortgage Capital, Inc.	511,980	8,232,638
Janus Henderson Group plc	495,182	10,497,858
KKR Real Estate Finance Trust, Inc.	79,156	1,554,624
Ladder Capital Corp., Class A	315,716	4,814,669
Legg Mason, Inc.	259,682	12,937,357
LendingClub Corp. *	279,175	3,073,717
LendingTree, Inc. *	24,325	6,709,322
LPL Financial Holdings, Inc.	257,330	20,452,588
MFA Financial, Inc.	1,445,396	10,450,213
Moelis & Co., Class A	157,519	5,034,307
Navient Corp.	620,162	6,964,419
Nelnet, Inc., Class A	68,938	3,660,608
New Residential Investment Corp.	1,326,343	20,637,897
New York Mortgage Trust, Inc.	1,163,582	6,632,417
On Deck Capital, Inc. *	169,745	592,410
OneMain Holdings, Inc.	243,174	8,936,644
Oportun Financial Corp. *	19,844	417,319
PennyMac Mortgage Investment Trust	319,199	6,607,419
Piper Sandler Cos.	50,660	3,550,253
PJT Partners, Inc., Class A	63,634	2,860,348
PRA Group, Inc. *	145,861	5,662,324
Pzena Investment Management, Inc., Class A	57,571	375,939
Ready Capital Corp.	111,761	1,620,535
Redwood Trust, Inc.	356,502	6,089,054
Safeguard Scientifics, Inc.	64,393	568,590
SLM Corp.	1,344,387	13,941,293
Stifel Financial Corp.	217,276	11,828,505
TPG RE Finance Trust, Inc.	177,696	3,415,317
Tradeweb Markets, Inc., Class A	203,102	9,793,578
Two Harbors Investment Corp.	869,004	11,775,004
Virtu Financial, Inc., Class A	235,484	4,429,454
Virtus Investment Partners, Inc.	23,309	2,573,314
Waddell & Reed Financial, Inc., Class A	226,031	3,110,187
Western Asset Mortgage Capital Corp.	167,863	1,681,987
Westwood Holdings Group, Inc.	25,094	636,886
WisdomTree Investments, Inc.	371,598	1,508,688
World Acceptance Corp. *	17,657	1,379,012
		409,889,685

Energy 2.1%
Altus Midstream Co., Class A *	160,911	234,930
Antero Midstream Corp. (a)	948,083	4,133,642
Antero Resources Corp. *	638,866	1,022,186
Apergy Corp. *(a)	247,314	4,600,040
Arch Coal, Inc., Class A	47,902	2,411,866
Archrock, Inc.	414,182	2,919,983
Berry Corp.	127,461	811,927
Bonanza Creek Energy, Inc. *	58,548	953,747
Brigham Minerals, Inc., Class A	84,241	1,343,644
Cactus, Inc., Class A	149,112	4,072,249
California Resources Corp. *(a)	154,449	980,751
Callon Petroleum Co. *	1,238,146	2,810,591
Centennial Resource Development, Inc., Class A *	628,876	1,490,436
Chesapeake Energy Corp. *(a)	3,712,465	1,020,928

55
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Clean Energy Fuels Corp. *	431,028	974,123
CNX Resources Corp. *	590,572	3,135,937
Comstock Resources, Inc. *(a)	46,499	278,529
CONSOL Energy, Inc. *	81,980	466,466
Contura Energy, Inc. *	60,462	344,029
Core Laboratories N.V.	142,435	3,822,955
Covia Holdings Corp. *	99,667	153,487
CVR Energy, Inc.	93,359	2,653,263
Delek US Holdings, Inc.	239,583	5,122,285
Denbury Resources, Inc. *	1,561,305	1,174,726
Diamond Offshore Drilling, Inc. *(a)	204,183	622,758
DMC Global, Inc.	46,044	1,660,347
Dorian LPG Ltd. *	91,858	1,021,461
Dril-Quip, Inc. *	114,705	4,085,792
EQT Corp.	817,940	4,801,308
Equitrans Midstream Corp.	655,323	4,626,580
Era Group, Inc. *	62,258	610,128
Evolution Petroleum Corp.	81,911	385,801
Exterran Corp. *	87,436	445,924
Extraction Oil & Gas, Inc. *(a)	242,178	166,740
Falcon Minerals Corp.	127,099	507,761
Forum Energy Technologies, Inc. *	247,732	193,231
Frank's International N.V. *	319,584	1,252,769
FTS International, Inc. *	108,467	100,332
Geospace Technologies Corp. *	42,147	519,673
Green Plains, Inc.	107,806	1,292,594
Gulfport Energy Corp. *	457,394	374,880
Helix Energy Solutions Group, Inc. *	455,268	3,054,848
HighPoint Resources Corp. *	377,533	256,987
International Seaways, Inc. *	79,424	1,579,743
KLX Energy Services Holdings, Inc. *	66,273	160,381
Kosmos Energy Ltd.	1,154,298	3,520,609
Laredo Petroleum, Inc. *	568,827	614,333
Liberty Oilfield Services, Inc., Class A	165,222	1,105,335
Magnolia Oil & Gas Corp., Class A *	323,887	2,432,391
Mammoth Energy Services, Inc.	41,278	44,993
Matador Resources Co. *	350,588	3,379,668
Matrix Service Co. *	85,527	1,033,166
Murphy Oil Corp.	476,177	8,975,936
Nabors Industries Ltd.	1,065,836	1,875,871
NACCO Industries, Inc., Class A	12,916	532,398
Natural Gas Services Group, Inc. *	36,363	359,266
Newpark Resources, Inc. *	284,040	996,980
NextDecade Corp. *	20,983	80,365
NexTier Oilfield Solutions, Inc. *	501,887	2,338,793
Nine Energy Service, Inc. *	50,347	204,409
Noble Corp. plc *	786,139	551,241
Northern Oil & Gas, Inc. *	735,184	1,066,017
Oasis Petroleum, Inc. *	912,692	1,492,251
Oceaneering International, Inc. *	314,734	3,317,296
Oil States International, Inc. *	190,783	1,509,094
Overseas Shipholding Group, Inc., Class A *	189,534	325,998
Par Pacific Holdings, Inc. *	117,564	1,950,387
Patterson-UTI Energy, Inc.	616,773	3,534,109
PBF Energy, Inc., Class A	324,374	7,262,734
PDC Energy, Inc. *	308,031	5,861,830
Peabody Energy Corp.	228,335	1,333,476
Penn Virginia Corp. *	42,369	673,667
ProPetro Holding Corp. *	259,473	2,272,984
QEP Resources, Inc.	764,559	1,720,258
Range Resources Corp.	657,828	1,822,184
Renewable Energy Group, Inc. *	125,179	3,310,985
REX American Resources Corp. *	17,664	1,236,657
RigNet, Inc. *	37,875	133,320
Ring Energy, Inc. *	181,894	256,471
RPC, Inc.	162,578	559,268
SandRidge Energy, Inc. *	93,720	193,063
Security	Number of Shares	Value ($)
SEACOR Holdings, Inc. *	56,128	2,093,574
SEACOR Marine Holdings, Inc. *	61,811	491,397
Select Energy Services, Inc., Class A *	197,430	1,283,295
SM Energy Co.	339,979	2,233,662
Southwestern Energy Co. *	1,740,821	2,471,966
Talos Energy, Inc. *	63,231	897,880
Tellurian, Inc. *(a)	290,252	522,454
TETRA Technologies, Inc. *	393,316	495,578
Tidewater, Inc. *	124,823	1,733,791
Transocean Ltd. *	1,836,413	6,151,984
U.S. Well Services, Inc. *	53,716	56,402
Unit Corp. *	182,080	63,764
US Silica Holdings, Inc.	232,035	1,065,041
Valaris plc *(a)	626,661	2,312,379
W&T Offshore, Inc. *	292,841	761,387
Whiting Petroleum Corp. *(a)	287,853	532,528
World Fuel Services Corp.	208,403	5,893,637
		171,591,280

Food & Staples Retailing 0.9%
BJ's Wholesale Club Holdings, Inc. *	388,558	7,483,627
Casey's General Stores, Inc.	117,377	19,134,799
Grocery Outlet Holding Corp. *	149,933	4,745,379
Ingles Markets, Inc., Class A	45,189	1,616,411
Natural Grocers by Vitamin Cottage, Inc.	25,639	176,909
Performance Food Group Co. *	373,057	15,817,617
PriceSmart, Inc.	70,479	3,924,975
Rite Aid Corp. *(a)	175,571	2,391,277
SpartanNash Co.	114,562	1,424,006
Sprouts Farmers Market, Inc. *	373,943	5,975,609
The Andersons, Inc.	102,659	1,885,846
The Chefs' Warehouse, Inc. *	81,920	2,508,390
United Natural Foods, Inc. *	166,153	1,075,010
Village Super Market, Inc., Class A	26,664	547,945
Weis Markets, Inc.	52,447	1,953,651
		70,661,451

Food, Beverage & Tobacco 1.6%
Alico, Inc.	11,697	380,971
B&G Foods, Inc. (a)	202,523	2,997,340
Cal-Maine Foods, Inc.	97,217	3,391,901
Calavo Growers, Inc.	52,435	3,798,916
Coca-Cola Consolidated, Inc.	14,895	2,925,080
Darling Ingredients, Inc. *	522,251	13,421,851
Farmer Brothers Co. *	45,632	563,555
Flowers Foods, Inc.	614,131	13,222,240
Fresh Del Monte Produce, Inc.	96,301	2,640,573
Freshpet, Inc. *	99,101	6,586,253
Hostess Brands, Inc. *	386,221	4,908,869
J&J Snack Foods Corp.	47,483	7,636,216
John B Sanfilippo & Son, Inc.	27,732	1,946,509
Lancaster Colony Corp.	62,970	9,096,017
Landec Corp. *	91,889	942,781
Limoneira Co.	48,817	815,244
MGP Ingredients, Inc.	41,840	1,203,318
National Beverage Corp. *(a)	37,943	1,604,610
Primo Water Corp. *	103,816	1,453,424
Sanderson Farms, Inc.	62,712	7,748,695
Seaboard Corp.	824	2,813,960
Seneca Foods Corp., Class A *	24,256	842,168
Simply Good Foods Co. *	261,164	5,761,278
The Boston Beer Co., Inc., Class A *	29,361	10,886,765
The Hain Celestial Group, Inc. *	256,530	6,087,457
Tootsie Roll Industries, Inc.	53,611	1,719,841
TreeHouse Foods, Inc. *	179,345	6,834,838
Turning Point Brands, Inc.	27,168	710,443

56
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Universal Corp.	79,563	3,926,434
Vector Group Ltd.	365,983	4,252,723
		131,120,270

Health Care Equipment & Services 6.2%
Acadia Healthcare Co., Inc. *	282,212	8,353,475
Accuray, Inc. *	285,254	845,778
Addus HomeCare Corp. *	42,875	3,270,076
Allscripts Healthcare Solutions, Inc. *	514,988	3,883,009
Amedisys, Inc. *	102,792	17,886,836
American Renal Associates Holdings, Inc. *	44,094	354,957
AMN Healthcare Services, Inc. *	148,844	10,954,918
AngioDynamics, Inc. *	123,216	1,415,752
Antares Pharma, Inc. *	472,937	1,466,105
Apollo Medical Holdings, Inc. *	76,463	1,335,809
AtriCure, Inc. *	127,038	4,880,800
Atrion Corp.	4,523	2,787,570
Avanos Medical, Inc. *	153,303	4,968,550
AxoGen, Inc. *	112,412	1,391,661
Axonics Modulation Technologies, Inc. *(a)	47,674	1,689,805
BioTelemetry, Inc. *	109,357	4,671,731
Brookdale Senior Living, Inc. *	587,917	3,862,615
Cantel Medical Corp.	119,479	7,539,125
Capital Senior Living Corp. *	94,729	242,506
Cardiovascular Systems, Inc. *	112,599	4,235,974
Castlight Health, Inc., Class B *	247,277	224,107
Cerus Corp. *	491,211	2,524,825
Change Healthcare, Inc. *(a)	145,825	1,981,762
Community Health Systems, Inc. *	372,205	1,834,971
Computer Programs & Systems, Inc.	39,912	1,068,843
CONMED Corp.	90,403	8,555,740
CorVel Corp. *	28,443	1,960,860
Covetrus, Inc. *	312,623	3,473,241
CryoLife, Inc. *	118,462	3,036,181
CryoPort, Inc. *	114,870	1,918,329
Envista Holdings Corp. *	504,409	12,801,900
Enzo Biochem, Inc. *	118,527	252,462
Evolent Health, Inc., Class A *	244,429	2,258,524
GenMark Diagnostics, Inc. *	163,062	569,086
Glaukos Corp. *	124,285	5,466,054
Globus Medical, Inc., Class A *	244,874	11,075,651
Hanger, Inc. *	118,183	2,726,482
Health Catalyst, Inc. *	22,910	696,006
HealthEquity, Inc. *	225,502	16,008,387
HealthStream, Inc. *	80,584	1,959,803
Heska Corp. *	22,726	2,169,651
HMS Holdings Corp. *	280,920	6,452,732
ICU Medical, Inc. *	61,194	11,982,397
Inogen, Inc. *	57,570	2,635,555
Inovalon Holdings, Inc., Class A *	239,372	4,662,967
Inspire Medical Systems, Inc. *	47,249	4,057,272
Integer Holdings Corp. *	104,312	9,405,813
Integra LifeSciences Holdings Corp. *	226,632	11,807,527
Invacare Corp.	104,283	790,465
iRhythm Technologies, Inc. *	84,309	7,332,354
Lantheus Holdings, Inc. *	123,598	1,921,949
LeMaitre Vascular, Inc.	53,448	1,523,268
LHC Group, Inc. *	94,230	11,445,176
LivaNova plc *	154,244	10,753,892
Livongo Health, Inc. *(a)	41,989	1,050,145
Magellan Health, Inc. *	69,477	4,169,315
MEDNAX, Inc. *	268,648	4,591,194
Meridian Bioscience, Inc. *	134,656	1,075,901
Merit Medical Systems, Inc. *	176,568	6,358,214
Mesa Laboratories, Inc.	12,747	3,050,230
Security	Number of Shares	Value ($)
National HealthCare Corp.	37,010	2,746,512
National Research Corp.	38,555	2,120,139
Natus Medical, Inc. *	107,974	2,902,341
Neogen Corp. *	166,537	10,117,123
Nevro Corp. *	98,686	12,843,983
NextGen Healthcare, Inc. *	153,054	2,001,946
NuVasive, Inc. *	165,474	10,889,844
Omnicell, Inc. *	133,593	10,883,822
Option Care Health, Inc. *	105,271	1,552,747
OraSure Technologies, Inc. *	195,992	1,181,832
Orthofix Medical, Inc. *	60,205	2,127,645
Owens & Minor, Inc.	198,500	1,355,755
Patterson Cos., Inc.	273,470	6,505,851
Penumbra, Inc. *	102,531	17,005,792
PetIQ, Inc. *	58,807	1,828,898
Phreesia, Inc. *	50,818	1,577,391
Premier, Inc., Class A *	210,479	6,194,397
Progyny, Inc. *	31,300	861,689
Quidel Corp. *	120,709	9,323,563
R1 RCM, Inc. *	322,847	3,964,561
RadNet, Inc. *	134,233	2,742,380
SeaSpine Holdings Corp. *	67,328	951,345
Select Medical Holdings Corp. *	342,813	8,206,943
Senseonics Holdings, Inc. *	432,505	605,507
Shockwave Medical, Inc. *	27,443	1,101,562
SI-BONE, Inc. *	62,108	1,199,305
Silk Road Medical, Inc. *	20,151	803,017
Simulations Plus, Inc.	37,987	1,236,857
SmileDirectClub, Inc. *(a)	182,394	1,364,307
STAAR Surgical Co. *	91,934	2,884,889
Surgery Partners, Inc. *	61,955	1,017,301
Surmodics, Inc. *	42,492	1,483,396
Tabula Rasa HealthCare, Inc. *	62,621	3,517,422
Tactile Systems Technology, Inc. *	61,053	3,077,682
Tandem Diabetes Care, Inc. *	178,557	13,331,066
Teladoc Health, Inc. *	230,916	28,855,263
Tenet Healthcare Corp. *	330,502	8,685,593
The Ensign Group, Inc.	159,997	7,119,866
The Pennant Group, Inc. *	82,882	2,251,904
The Providence Service Corp. *	36,313	2,243,417
Tivity Health, Inc. *	138,832	1,759,001
TransEnterix, Inc. *(a)	53,581	63,226
TransMedics Group, Inc. *	19,517	306,417
Triple-S Management Corp., Class B *	77,705	1,164,798
US Physical Therapy, Inc.	40,859	4,258,325
Varex Imaging Corp. *	121,255	2,815,541
ViewRay, Inc. *	326,279	936,421
Vocera Communications, Inc. *	99,183	2,419,073
Wright Medical Group N.V. *	403,633	12,209,898
		500,263,836

Household & Personal Products 0.6%
BellRing Brands, Inc., Class A *	127,464	2,504,668
Central Garden & Pet Co. *	31,081	832,349
Central Garden & Pet Co., Class A *	127,129	3,217,635
Edgewell Personal Care Co. *	173,940	5,280,818
elf Beauty, Inc. *	83,263	1,328,877
Energizer Holdings, Inc.	205,284	8,825,159
Inter Parfums, Inc.	56,566	3,397,354
Medifast, Inc. (a)	36,734	3,052,963
Nu Skin Enterprises, Inc., Class A	176,009	4,315,741
Revlon, Inc., Class A *(a)	22,159	383,572
Spectrum Brands Holdings, Inc.	139,195	7,501,219
USANA Health Sciences, Inc. *	39,703	2,624,368
WD-40 Co.	43,655	7,530,051
		50,794,774

57
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Insurance 3.0%
Ambac Financial Group, Inc. *	143,715	2,762,202
American Equity Investment Life Holding Co.	289,956	7,330,088
American National Insurance Co.	29,392	2,890,997
AMERISAFE, Inc.	60,999	3,975,305
Argo Group International Holdings Ltd.	108,933	6,128,571
Assured Guaranty Ltd.	304,662	12,433,256
Brighthouse Financial, Inc. *	347,183	12,443,039
BRP Group, Inc., Class A *	59,753	922,586
Citizens, Inc. *	168,546	984,309
CNO Financial Group, Inc.	481,747	7,717,587
Crawford & Co., Class A	56,912	423,425
Crawford & Co., Class B	32,507	222,023
Donegal Group, Inc., Class A	34,784	496,368
eHealth, Inc. *	64,448	7,562,973
Employers Holdings, Inc.	102,032	3,932,313
Enstar Group Ltd. *	46,921	8,370,237
FBL Financial Group, Inc., Class A	32,125	1,534,290
First American Financial Corp.	358,281	20,457,845
Genworth Financial, Inc., Class A *	1,605,084	6,259,828
Global Indemnity Ltd.	13,718	435,684
Goosehead Insurance, Inc., Class A	37,804	2,050,489
Greenlight Capital Re Ltd., Class A *	89,865	758,461
Health Insurance Innovations, Inc., Class A *(a)	34,789	1,023,144
Horace Mann Educators Corp.	131,564	5,121,787
Independence Holding Co.	15,915	590,606
James River Group Holdings Ltd.	97,371	3,934,762
Kemper Corp.	200,204	13,782,043
Kinsale Capital Group, Inc.	65,378	7,941,466
MBIA, Inc. *	248,770	1,940,406
Mercury General Corp.	86,256	3,735,747
National General Holdings Corp.	208,578	4,061,014
National Western Life Group, Inc., Class A	7,260	1,734,632
NI Holdings, Inc. *	29,283	413,476
Palomar Holdings, Inc. *	56,235	2,857,300
Primerica, Inc.	131,835	14,678,509
ProAssurance Corp.	171,765	4,663,420
ProSight Global, Inc. *	25,648	343,683
RLI Corp.	126,780	10,190,576
Safety Insurance Group, Inc.	46,172	3,635,583
Selective Insurance Group, Inc.	189,637	10,577,952
State Auto Financial Corp.	53,390	1,333,682
Stewart Information Services Corp.	74,785	2,705,721
The Hanover Insurance Group, Inc.	125,578	14,886,016
Third Point Reinsurance Ltd. *	258,311	2,304,134
Trupanion, Inc. *(a)	94,472	2,904,069
United Fire Group, Inc.	67,397	2,584,001
United Insurance Holdings Corp.	65,496	615,662
Universal Insurance Holdings, Inc.	96,700	2,000,723
Watford Holdings Ltd. *	11,754	268,344
White Mountains Insurance Group Ltd.	9,682	9,586,148
		240,506,482

Materials 3.7%
AdvanSix, Inc. *	87,708	1,274,397
AK Steel Holding Corp. *	1,007,178	2,326,581
Alcoa Corp. *	590,090	8,184,548
Allegheny Technologies, Inc. *	402,312	6,875,512
American Vanguard Corp.	86,951	1,326,003
Balchem Corp.	102,416	9,674,215
Boise Cascade Co.	125,008	4,435,284
Cabot Corp.	181,643	6,789,815
Carpenter Technology Corp.	153,338	5,635,171
Security	Number of Shares	Value ($)
Century Aluminum Co. *	157,107	911,221
Chase Corp.	22,818	2,026,010
Clearwater Paper Corp. *	52,884	1,442,147
Cleveland-Cliffs, Inc. (a)	861,755	5,006,797
Coeur Mining, Inc. *	768,347	3,196,324
Commercial Metals Co.	375,882	6,863,605
Compass Minerals International, Inc.	108,838	5,937,113
Domtar Corp.	183,228	5,271,470
Eagle Materials, Inc.	132,476	10,456,331
Element Solutions, Inc. *	705,809	7,333,355
Ferro Corp. *	260,865	3,031,251
Forterra, Inc. *	62,875	851,327
FutureFuel Corp.	81,418	828,021
GCP Applied Technologies, Inc. *	172,542	3,359,393
Graphic Packaging Holding Co.	925,261	12,509,529
Greif, Inc., Class A	82,610	2,919,437
Greif, Inc., Class B	19,913	796,719
H.B. Fuller Co.	161,706	6,343,726
Hawkins, Inc.	29,926	1,069,854
Haynes International, Inc.	41,168	1,041,962
Hecla Mining Co.	1,665,239	4,396,231
Ingevity Corp. *	133,153	5,997,211
Innospec, Inc.	77,995	6,749,687
Kaiser Aluminum Corp.	50,180	4,744,519
Koppers Holdings, Inc. *	65,628	1,434,628
Kraton Corp. *	99,943	1,011,423
Kronos Worldwide, Inc.	69,316	692,467
Livent Corp. *	468,220	4,181,205
Loop Industries, Inc. *(a)	47,928	420,808
Louisiana-Pacific Corp.	373,478	10,625,449
LSB Industries, Inc. *	67,105	130,855
Materion Corp.	65,235	2,957,755
McEwen Mining, Inc. *	994,674	895,207
Mercer International, Inc.	126,228	1,118,380
Minerals Technologies, Inc.	110,349	4,951,360
Myers Industries, Inc.	111,914	1,518,673
Neenah, Inc.	53,239	3,075,617
O-I Glass, Inc.	496,671	5,364,047
Olin Corp.	512,039	8,289,911
OMNOVA Solutions, Inc. *	141,424	1,429,797
P.H. Glatfelter Co.	139,321	1,986,717
PolyOne Corp.	287,280	7,113,053
PQ Group Holdings, Inc. *	120,606	1,600,442
Quaker Chemical Corp.	41,493	6,538,052
Ramaco Resources, Inc. *	29,350	84,528
Rayonier Advanced Materials, Inc.	154,961	379,654
Resolute Forest Products, Inc. *	281,426	748,593
Schnitzer Steel Industries, Inc., Class A	83,739	1,380,019
Schweitzer-Mauduit International, Inc.	99,147	3,343,237
Sensient Technologies Corp.	134,809	6,629,907
Silgan Holdings, Inc.	246,841	7,067,058
Stepan Co.	63,980	5,619,363
Summit Materials, Inc., Class A *	357,961	6,994,558
SunCoke Energy, Inc.	275,388	1,269,539
The Chemours Co.	520,967	7,741,570
The Scotts Miracle-Gro Co.	126,330	13,389,717
TimkenSteel Corp. *	125,521	636,391
Tredegar Corp.	77,844	1,328,019
Trinseo S.A.	124,123	2,715,811
Tronox Holdings plc, Class A *	295,786	2,171,069
United States Lime & Minerals, Inc.	6,674	537,591
United States Steel Corp. (a)	548,318	4,397,510
US Concrete, Inc. *	50,614	1,358,480
Valhi, Inc.	89,899	124,960
Valvoline, Inc.	601,503	11,729,308
Venator Materials plc *	146,839	392,060
Verso Corp., Class A *	111,032	1,810,932

58
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Warrior Met Coal, Inc.	162,504	2,879,571
Worthington Industries, Inc.	116,731	3,712,046
		303,382,103

Media & Entertainment 2.5%
AMC Entertainment Holdings, Inc., Class A (a)	164,193	1,027,848
AMC Networks, Inc., Class A *	141,734	4,393,754
ANGI Homeservices, Inc., Class A *(a)	222,564	1,586,881
Cardlytics, Inc. *	63,430	5,035,708
Cargurus, Inc. *	227,745	5,805,220
Cars.com, Inc. *	211,765	1,922,826
Central European Media Enterprises Ltd., Class A *	292,478	1,295,678
Cinemark Holdings, Inc.	339,314	8,808,591
Clear Channel Outdoor Holdings, Inc. *	1,155,948	2,392,812
Emerald Holding, Inc.	77,168	529,373
Entercom Communications Corp., Class A	368,621	1,279,115
Entravision Communications Corp., Class A	191,565	385,046
Eventbrite, Inc., Class A *	114,514	1,673,050
Gannett Co., Inc.	389,746	1,636,933
Glu Mobile, Inc. *	363,186	2,585,884
Gray Television, Inc. *	275,635	5,215,014
Hemisphere Media Group, Inc. *	55,972	706,926
iHeartMedia, Inc. Class A *	185,040	2,795,954
John Wiley & Sons, Inc., Class A	142,513	5,300,058
Liberty Latin America Ltd., Class A *	143,942	2,180,721
Liberty Latin America Ltd., Class C *	364,209	5,532,335
Liberty Media Corp. - Liberty Braves, Class A *	28,608	744,380
Liberty Media Corp. - Liberty Braves, Class C *	110,844	2,879,727
Liberty TripAdvisor Holdings, Inc., Class A *	227,562	991,033
Lions Gate Entertainment Corp., Class A *	173,720	1,381,074
Lions Gate Entertainment Corp., Class B *	344,787	2,551,424
Loral Space & Communications, Inc. *	40,456	1,256,563
Match Group, Inc. *(a)	171,350	11,137,750
Meredith Corp.	127,507	3,359,809
MSG Networks, Inc., Class A *	150,630	1,903,963
National CineMedia, Inc.	194,253	1,493,806
Nexstar Media Group, Inc., Class A	146,636	16,860,207
Pinterest, Inc., Class A *	324,403	6,325,859
QuinStreet, Inc. *	145,457	1,873,486
Scholastic Corp.	97,150	3,117,544
Sciplay Corp., Class A *	72,766	657,805
Sinclair Broadcast Group, Inc., Class A	212,522	4,932,636
TechTarget, Inc. *	72,510	1,677,156
TEGNA, Inc.	689,720	9,876,790
The E.W. Scripps Co., Class A	171,732	2,043,611
The Madison Square Garden Co., Class A *	54,734	14,658,860
The Marcus Corp.	73,382	1,960,767
The New York Times Co., Class A	459,073	17,196,875
Tribune Publishing Co.	54,183	621,479
TrueCar, Inc. *	314,716	827,703
WideOpenWest, Inc. *	74,594	469,196
World Wrestling Entertainment, Inc., Class A	151,087	7,066,339
Security	Number of Shares	Value ($)
Yelp, Inc. *	204,180	6,384,709
Zynga, Inc., Class A *	3,010,523	20,200,609
		206,540,887

Pharmaceuticals, Biotechnology & Life Sciences 8.6%
10X Genomics, Inc., Class A *	36,372	2,898,848
89bio, Inc. *(a)	16,928	603,822
ACADIA Pharmaceuticals, Inc. *	357,328	15,272,199
Accelerate Diagnostics, Inc. *(a)	83,865	1,074,311
Acceleron Pharma, Inc. *	145,446	12,498,175
Acorda Therapeutics, Inc. *	151,566	218,255
Adaptive Biotechnologies Corp. *	71,208	2,000,945
Adverum Biotechnologies, Inc. *	193,475	2,381,677
Aerie Pharmaceuticals, Inc. *	134,318	2,350,565
Agenus, Inc. *	328,795	831,851
Agios Pharmaceuticals, Inc. *	189,489	8,996,938
Aimmune Therapeutics, Inc. *	130,024	3,095,871
Akcea Therapeutics, Inc. *	49,830	846,113
Akebia Therapeutics, Inc. *	380,668	3,376,525
Akero Therapeutics, Inc. *	18,811	409,515
Akorn, Inc. *	298,285	346,011
Alector, Inc. *	118,000	3,242,640
Alkermes plc *	503,258	10,487,897
Allakos, Inc. *	77,107	4,806,079
Allogene Therapeutics, Inc. *	161,773	4,367,871
AMAG Pharmaceuticals, Inc. *	106,396	824,569
Amicus Therapeutics, Inc. *	817,997	7,807,781
Amneal Pharmaceuticals, Inc. *	348,269	1,340,836
Amphastar Pharmaceuticals, Inc. *	108,567	1,670,846
AnaptysBio, Inc. *	76,952	1,150,432
ANI Pharmaceuticals, Inc. *	29,319	1,407,605
Anika Therapeutics, Inc. *	45,145	1,885,255
Apellis Pharmaceuticals, Inc. *	160,848	5,568,558
Aprea Therapeutics, Inc. *	19,313	662,436
Arcus Biosciences, Inc. *	93,753	1,426,921
Arena Pharmaceuticals, Inc. *	160,125	7,141,575
Arrowhead Pharmaceuticals, Inc. *	318,898	11,276,233
Arvinas Holding Co. LLC *	49,480	2,331,992
Assembly Biosciences, Inc. *	87,194	1,579,955
Assertio Therapeutics, Inc. *	211,684	228,619
Atara Biotherapeutics, Inc. *	172,428	2,095,000
Athenex, Inc. *	154,731	1,890,813
Avrobio, Inc. *	80,297	1,549,732
Axsome Therapeutics, Inc. *	84,838	6,617,364
BioCryst Pharmaceuticals, Inc. *	416,016	1,248,048
Biohaven Pharmaceutical Holding Co., Ltd. *	138,004	6,094,257
Blueprint Medicines Corp. *	171,538	9,285,352
Bridgebio Pharma, Inc. *	66,841	2,130,891
Bruker Corp.	324,095	14,117,578
Cara Therapeutics, Inc. *	133,278	2,003,168
CareDx, Inc. *	118,893	2,771,396
CASI Pharmaceuticals, Inc. *	145,016	256,678
Catalyst Pharmaceuticals, Inc. *	300,864	1,266,637
Charles River Laboratories International, Inc. *	155,544	24,197,980
Chimerix, Inc. *	151,460	268,084
Clovis Oncology, Inc. *(a)	230,888	1,738,587
Codexis, Inc. *	158,354	1,844,824
Coherus Biosciences, Inc. *	191,422	3,704,016
Corcept Therapeutics, Inc. *	326,626	4,122,020
Cortexyme, Inc. *	14,741	740,735
Crinetics Pharmaceuticals, Inc. *(a)	24,416	502,481
Cyclerion Therapeutics, Inc. *	51,281	219,483
Cymabay Therapeutics, Inc. *	201,496	334,483
Cytokinetics, Inc. *	190,585	2,656,755
CytomX Therapeutics, Inc. *	143,197	957,988

59
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Deciphera Pharmaceuticals, Inc. *	62,185	3,310,729
Denali Therapeutics, Inc. *	234,642	4,638,872
Dicerna Pharmaceuticals, Inc. *	171,094	3,377,396
Dynavax Technologies Corp. *(a)	263,936	1,041,228
Eagle Pharmaceuticals, Inc. *	31,862	1,462,466
Editas Medicine, Inc. *	162,416	3,602,387
Eidos Therapeutics, Inc. *	16,958	857,736
Eloxx Pharmaceuticals, Inc. *	89,795	281,058
Emergent BioSolutions, Inc. *	139,896	8,209,097
Enanta Pharmaceuticals, Inc. *	50,756	2,582,465
Endo International plc *	645,657	3,564,027
Epizyme, Inc. *	244,563	5,240,985
Esperion Therapeutics, Inc. *	79,587	4,018,348
Evelo Biosciences, Inc. *(a)	37,376	189,123
Fate Therapeutics, Inc. *	196,400	5,734,880
FibroGen, Inc. *	251,269	10,503,044
Five Prime Therapeutics, Inc. *	105,657	404,666
Flexion Therapeutics, Inc. *	105,694	1,668,908
Frequency Therapeutics, Inc. *	18,742	405,952
G1 Therapeutics, Inc. *	87,501	1,569,768
Geron Corp. *(a)	637,234	732,819
Global Blood Therapeutics, Inc. *	191,587	12,253,904
Gossamer Bio, Inc. *	118,242	1,552,517
Gritstone Oncology, Inc. *	57,487	482,891
Halozyme Therapeutics, Inc. *	365,414	7,151,152
Harpoon Therapeutics, Inc. *	21,151	324,456
Heron Therapeutics, Inc. *	245,098	4,571,078
Homology Medicines, Inc. *	76,216	1,219,456
Horizon Therapeutics plc *	597,072	20,431,804
IGM Biosciences, Inc. *(a)	37,446	1,925,099
ImmunoGen, Inc. *	548,486	2,440,763
Immunomedics, Inc. *	583,815	9,341,040
Innoviva, Inc. *	212,088	2,856,825
Inovio Pharmaceuticals, Inc. *(a)	294,797	1,261,731
Insmed, Inc. *	285,474	7,108,303
Intellia Therapeutics, Inc. *	123,296	1,646,002
Intercept Pharmaceuticals, Inc. *	80,323	7,384,897
Intersect ENT, Inc. *	99,215	2,367,270
Intra-Cellular Therapies, Inc. *	171,903	3,627,153
Invitae Corp. *(a)	283,076	5,769,089
Iovance Biotherapeutics, Inc. *	369,600	12,163,536
Ironwood Pharmaceuticals, Inc. *	497,814	5,993,681
Jounce Therapeutics, Inc. *	51,641	233,417
Kaleido Biosciences, Inc. *(a)	16,538	98,732
Karuna Therapeutics, Inc. *	33,106	2,888,830
Karyopharm Therapeutics, Inc. *	177,885	2,906,641
Kodiak Sciences, Inc. *	76,168	4,872,467
Krystal Biotech, Inc. *	36,071	1,927,995
Kura Oncology, Inc. *	125,116	1,510,150
La Jolla Pharmaceutical Co. *	64,714	440,055
Lannett Co., Inc. *	105,687	919,477
Lexicon Pharmaceuticals, Inc. *(a)	130,857	363,128
Ligand Pharmaceuticals, Inc. *	56,322	5,271,739
Luminex Corp.	134,887	3,339,802
MacroGenics, Inc. *	154,088	1,351,352
Madrigal Pharmaceuticals, Inc. *	29,718	2,560,800
Mallinckrodt plc *(a)	264,866	1,133,626
MannKind Corp. *(a)	611,185	776,205
Medpace Holdings, Inc. *	87,457	7,865,883
Mirati Therapeutics, Inc. *	116,106	10,390,326
Moderna, Inc. *	709,969	18,409,496
Momenta Pharmaceuticals, Inc. *	362,121	10,244,403
Morphic Holding, Inc. *(a)	19,124	302,159
MyoKardia, Inc. *	147,178	9,329,613
Myriad Genetics, Inc. *	237,846	4,190,847
NanoString Technologies, Inc. *	106,810	3,808,845
NantKwest, Inc. *(a)	111,234	538,373
Natera, Inc. *	207,921	7,881,245
Security	Number of Shares	Value ($)
Nektar Therapeutics *	560,963	11,673,640
NeoGenomics, Inc. *	332,404	9,417,005
NextCure, Inc. *	29,927	1,249,752
NGM Biopharmaceuticals, Inc. *(a)	21,563	388,997
Novavax, Inc. *(a)	102,300	1,636,800
Odonate Therapeutics, Inc. *	36,542	1,081,278
Omeros Corp. *(a)	159,685	1,901,848
OPKO Health, Inc. *	1,315,380	1,973,070
Optinose, Inc. *	78,676	475,990
Organogenesis Holdings, Inc. *	72,411	283,851
Osmotica Pharmaceuticals plc *	44,113	257,179
Pacific Biosciences of California, Inc. *	446,168	1,516,971
Pacira BioSciences, Inc. *	133,376	5,785,851
Paratek Pharmaceuticals, Inc. *(a)	95,574	456,844
PDL BioPharma, Inc. *	360,193	1,224,656
Personalis, Inc. *	26,393	230,411
Phathom Pharmaceuticals, Inc. *(a)	35,072	1,266,801
Phibro Animal Health Corp., Class A	63,903	1,613,551
Portola Pharmaceuticals, Inc. *	222,423	2,248,697
Precigen, Inc. *(a)	227,965	863,987
Precision BioSciences, Inc. *	26,370	211,224
Prestige Consumer Healthcare, Inc. *	160,519	5,996,990
Principia Biopharma, Inc. *	59,145	3,818,401
Progenics Pharmaceuticals, Inc. *	270,919	1,278,738
Prothena Corp. plc *	118,281	1,260,875
PTC Therapeutics, Inc. *	196,452	10,773,428
Puma Biotechnology, Inc. *	106,668	1,147,214
Quanterix Corp. *	44,378	1,012,262
Ra Pharmaceuticals, Inc. *	111,342	5,206,352
Radius Health, Inc. *	132,209	2,784,322
RAPT Therapeutics, Inc. *(a)	19,372	382,984
Reata Pharmaceuticals, Inc., Class A *	81,454	15,863,166
REGENXBIO, Inc. *	100,698	4,027,920
Relmada Therapeutics, Inc. *	41,593	2,028,907
Repligen Corp. *	148,931	12,748,494
resTORbio, Inc. *(a)	49,227	68,426
Retrophin, Inc. *	139,910	2,167,905
Revance Therapeutics, Inc. *	134,741	3,115,212
Rhythm Pharmaceuticals, Inc. *	96,044	1,832,520
Rocket Pharmaceuticals, Inc. *	109,486	2,133,882
Rubius Therapeutics, Inc. *(a)	105,286	881,244
Sangamo Therapeutics, Inc. *	369,224	3,149,481
Satsuma Pharmaceuticals, Inc. *	18,354	522,905
Seres Therapeutics, Inc. *	156,311	490,817
SIGA Technologies, Inc. *	168,272	840,519
Solid Biosciences, Inc. *(a)	46,819	154,503
Spectrum Pharmaceuticals, Inc. *	357,941	1,023,711
SpringWorks Therapeutics, Inc. *	28,630	915,015
Stemline Therapeutics, Inc. *	146,272	880,557
Stoke Therapeutics, Inc. *	25,675	635,456
Supernus Pharmaceuticals, Inc. *	166,106	2,988,247
Syros Pharmaceuticals, Inc. *	105,664	618,134
TCR2 Therapeutics, Inc. *	47,980	570,002
TG Therapeutics, Inc. *	255,555	3,207,215
TherapeuticsMD, Inc. *(a)	698,432	1,180,350
Theravance Biopharma, Inc. *	150,700	3,669,545
Tricida, Inc. *	85,259	2,709,531
Turning Point Therapeutics, Inc. *	45,908	2,275,660
Twist Bioscience Corp. *	91,972	2,816,183
Ultragenyx Pharmaceutical, Inc. *	173,300	9,718,664
United Therapeutics Corp. *	140,028	14,417,283
UNITY Biotechnology, Inc. *	72,056	433,057
Vanda Pharmaceuticals, Inc. *	167,912	1,852,069
Veracyte, Inc. *	141,102	3,483,808
Vericel Corp. *	141,619	2,186,597
Viela Bio, Inc. *(a)	25,890	1,129,840
Voyager Therapeutics, Inc. *	79,156	862,800
WaVe Life Sciences Ltd. *(a)	62,214	525,086

60
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Xencor, Inc. *	158,631	5,153,921
Y-mAbs Therapeutics, Inc. *	53,909	1,586,003
ZIOPHARM Oncology, Inc. *(a)	598,112	1,848,166
Zogenix, Inc. *	133,400	3,345,672
		697,326,720

Real Estate 8.7%
Acadia Realty Trust	275,196	6,285,477
Agree Realty Corp.	145,171	10,426,181
Alexander & Baldwin, Inc.	217,342	4,086,030
Alexander's, Inc.	6,794	2,112,934
Altisource Portfolio Solutions S.A. *	29,297	465,529
American Assets Trust, Inc.	151,938	6,297,830
American Finance Trust, Inc.	337,880	3,513,952
Apple Hospitality REIT, Inc.	670,084	8,757,998
Armada Hoffler Properties, Inc.	175,771	2,945,922
Ashford Hospitality Trust, Inc.	267,677	578,182
Braemar Hotels & Resorts, Inc.	94,517	695,645
Brandywine Realty Trust	562,244	7,635,274
CareTrust REIT, Inc.	305,293	6,371,465
CBL & Associates Properties, Inc.	565,912	300,386
Cedar Realty Trust, Inc.	271,407	702,944
Chatham Lodging Trust	151,623	2,113,625
CIM Commercial Trust Corp.	4,870	68,375
City Office REIT, Inc.	173,572	2,013,435
Colony Capital, Inc.	1,564,791	6,196,572
Columbia Property Trust, Inc.	372,952	7,033,875
Community Healthcare Trust, Inc.	60,176	2,866,183
CoreCivic, Inc.	380,331	5,632,702
CorEnergy Infrastructure Trust, Inc.	39,374	1,374,153
CorePoint Lodging, Inc.	123,888	986,148
CoreSite Realty Corp.	119,790	12,425,817
Corporate Office Properties Trust	356,833	9,042,148
Cousins Properties, Inc.	467,792	16,695,497
DiamondRock Hospitality Co.	633,544	5,777,921
Diversified Healthcare Trust	753,344	4,738,534
Easterly Government Properties, Inc.	237,220	5,638,719
EastGroup Properties, Inc.	122,084	15,349,621
Empire State Realty Trust, Inc., Class A	472,978	5,533,843
EPR Properties	249,728	14,793,887
Equity Commonwealth	388,751	12,230,106
Essential Properties Realty Trust, Inc.	279,123	6,394,708
eXp World Holdings, Inc. *(a)	73,001	697,890
First Industrial Realty Trust, Inc.	404,290	15,565,165
Forestar Group, Inc. *	52,802	944,628
Four Corners Property Trust, Inc.	221,881	6,365,766
Franklin Street Properties Corp.	339,882	2,423,359
Front Yard Residential Corp.	154,493	1,958,971
FRP Holdings, Inc. *	21,528	973,711
Getty Realty Corp.	108,883	3,085,744
Gladstone Commercial Corp.	108,077	2,039,413
Global Net Lease, Inc.	286,076	5,278,102
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	209,508	7,112,797
Healthcare Realty Trust, Inc.	427,088	14,649,118
Hersha Hospitality Trust	115,186	1,328,095
Hudson Pacific Properties, Inc.	492,325	15,892,251
Independence Realty Trust, Inc.	288,324	3,823,176
Industrial Logistics Properties Trust	205,763	4,251,064
Innovative Industrial Properties, Inc.	54,211	4,984,159
Investors Real Estate Trust	37,576	2,647,229
iStar, Inc.	238,204	3,604,027
Kennedy-Wilson Holdings, Inc.	394,638	7,975,634
Kite Realty Group Trust	268,820	4,341,443
Lexington Realty Trust	786,102	8,151,878
Life Storage, Inc.	148,762	16,052,907
LTC Properties, Inc.	127,097	5,697,759
Security	Number of Shares	Value ($)
Mack-Cali Realty Corp.	289,044	5,486,055
Marcus & Millichap, Inc. *	73,868	2,360,821
Monmouth Real Estate Investment Corp., Class A	307,401	4,365,094
National Health Investors, Inc.	140,460	11,479,796
National Storage Affiliates Trust	189,081	6,379,593
New Senior Investment Group, Inc.	262,412	1,592,841
Newmark Group, Inc., Class A	502,561	4,799,458
NexPoint Residential Trust, Inc.	71,481	3,180,905
Office Properties Income Trust	154,484	4,500,119
One Liberty Properties, Inc.	48,545	1,169,935
Outfront Media, Inc.	456,100	12,013,674
Paramount Group, Inc.	641,709	7,796,764
Pebblebrook Hotel Trust	415,856	8,404,450
Pennsylvania Real Estate Investment Trust (a)	188,498	444,855
Physicians Realty Trust	589,244	11,113,142
Piedmont Office Realty Trust, Inc., Class A	400,225	8,640,858
PotlatchDeltic Corp.	213,154	7,831,278
Preferred Apartment Communities, Inc., Class A	146,831	1,400,768
PS Business Parks, Inc.	63,726	9,466,497
QTS Realty Trust, Inc., Class A	184,695	10,374,318
Rayonier, Inc.	411,030	10,904,626
RE/MAX Holdings, Inc., Class A	56,226	1,638,988
Realogy Holdings Corp.	366,486	3,397,325
Redfin Corp. *	265,330	7,179,830
Retail Opportunity Investments Corp.	367,074	5,506,110
Retail Properties of America, Inc., Class A	679,939	7,118,961
Retail Value, Inc.	48,674	1,352,650
Rexford Industrial Realty, Inc.	353,459	16,531,277
RLJ Lodging Trust	543,201	7,175,685
RPT Realty	254,605	3,299,681
Ryman Hospitality Properties, Inc.	173,896	12,087,511
Sabra Health Care REIT, Inc.	615,958	12,041,979
Safehold, Inc.	40,707	2,223,416
Saul Centers, Inc.	36,966	1,589,908
Seritage Growth Properties, Class A	106,227	3,652,084
Service Properties Trust	523,177	9,459,040
SITE Centers Corp.	476,130	5,480,256
Spirit Realty Capital, Inc.	317,820	14,460,810
STAG Industrial, Inc.	472,894	13,231,574
Summit Hotel Properties, Inc.	335,168	3,107,007
Sunstone Hotel Investors, Inc.	715,772	7,837,703
Tanger Factory Outlet Centers, Inc. (a)	293,973	3,521,797
Taubman Centers, Inc.	195,951	10,201,209
Tejon Ranch Co. *	63,055	950,869
Terreno Realty Corp.	213,023	11,688,572
The GEO Group, Inc.	387,882	5,678,593
The Howard Hughes Corp. *	138,028	14,890,461
The RMR Group, Inc., Class A	49,418	1,841,315
The St. Joe Co. *	100,794	1,982,618
UMH Properties, Inc.	116,443	1,689,588
Uniti Group, Inc.	618,765	6,039,146
Universal Health Realty Income Trust	40,402	4,352,103
Urban Edge Properties	368,056	5,962,507
Urstadt Biddle Properties, Inc.	6,915	116,379
Urstadt Biddle Properties, Inc., Class A	94,413	1,945,852
Washington Prime Group, Inc. (a)	595,540	1,637,735
Washington Real Estate Investment Trust	256,673	6,891,670
Weingarten Realty Investors	384,414	10,352,269
Whitestone REIT	130,247	1,600,736
Xenia Hotels & Resorts, Inc.	358,991	5,370,505
		706,717,470

61
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Retailing 3.4%
1-800-Flowers.com, Inc., Class A *	72,209	1,302,650
Aaron's, Inc.	213,482	8,396,247
Abercrombie & Fitch Co., Class A	198,669	2,608,524
America's Car-Mart, Inc. *	19,729	2,027,549
American Eagle Outfitters, Inc.	506,353	6,521,827
Asbury Automotive Group, Inc. *	61,823	5,479,991
At Home Group, Inc. *	149,197	745,985
AutoNation, Inc. *	187,659	8,018,669
Barnes & Noble Education, Inc. *	119,547	395,701
Bed Bath & Beyond, Inc. (a)	405,489	4,383,336
Big Lots, Inc.	124,007	1,960,551
Boot Barn Holdings, Inc. *	91,493	2,806,090
Caleres, Inc.	129,067	1,488,143
Camping World Holdings, Inc., Class A	105,973	1,449,711
Carvana Co. *	160,421	13,300,505
Chewy, Inc., Class A *	169,740	5,024,304
Chico's FAS, Inc.	371,822	1,491,006
Conn's, Inc. *	60,151	490,231
Core-Mark Holding Co., Inc.	146,352	3,367,560
Designer Brands, Inc., Class A	175,181	2,366,695
Dick's Sporting Goods, Inc.	202,463	7,371,678
Dillard's, Inc., Class A (a)	31,199	1,756,192
Duluth Holdings, Inc., Class B *(a)	37,107	254,554
Etsy, Inc. *	376,848	21,785,583
Express, Inc. *	212,103	784,781
Five Below, Inc. *	177,503	17,208,916
Floor & Decor Holdings, Inc., Class A *	221,841	11,324,983
Funko, Inc., Class A *	58,465	474,151
GameStop Corp., Class A (a)	208,164	749,390
Genesco, Inc. *	45,402	1,562,283
GNC Holdings, Inc., Class A *	262,210	440,513
Group 1 Automotive, Inc.	55,925	4,766,488
Groupon, Inc. *	1,412,181	1,892,323
Guess?, Inc.	137,369	2,225,378
Haverty Furniture Cos., Inc.	57,329	964,274
Hibbett Sports, Inc. *	57,792	1,128,100
J.C. Penney Co., Inc. *	942,733	650,486
Lands' End, Inc. *	50,178	528,876
Liquidity Services, Inc. *	85,038	333,349
Lithia Motors, Inc., Class A	72,079	8,588,934
Lumber Liquidators Holdings, Inc. *	90,012	882,118
MarineMax, Inc. *	68,322	1,156,691
Monro, Inc.	106,014	5,949,506
Murphy USA, Inc. *	91,993	8,969,317
National Vision Holdings, Inc. *	250,941	8,737,766
Nordstrom, Inc.	340,861	11,827,877
Office Depot, Inc.	1,729,650	4,064,677
Ollie's Bargain Outlet Holdings, Inc. *	173,953	8,848,989
Overstock.com, Inc. *	100,924	651,969
Party City Holdco, Inc. *	169,751	337,804
Penske Automotive Group, Inc.	107,609	4,952,166
PetMed Express, Inc.	63,866	1,686,062
Quotient Technology, Inc. *	234,847	2,101,881
Rent-A-Center, Inc.	157,996	3,363,735
RH *	51,967	9,426,814
Sally Beauty Holdings, Inc. *	372,288	4,631,263
Shoe Carnival, Inc.	28,003	837,570
Shutterstock, Inc. *	61,735	2,379,267
Signet Jewelers Ltd.	166,373	3,879,818
Sleep Number Corp. *	90,685	3,994,674
Sonic Automotive, Inc., Class A	76,565	2,143,820
Sportsman's Warehouse Holdings, Inc. *	127,436	764,616
Stamps.com, Inc. *	51,813	7,311,332
Stitch Fix, Inc., Class A *(a)	76,816	1,845,888
Tailored Brands, Inc. (a)	159,308	520,937
The Buckle, Inc.	90,043	2,037,673
Security	Number of Shares	Value ($)
The Cato Corp., Class A	68,925	1,114,517
The Children's Place, Inc.	49,940	2,876,544
The Container Store Group, Inc. *	50,172	189,650
The Michaels Cos., Inc. *	241,670	1,036,764
The RealReal, Inc. *	51,816	724,906
The Rubicon Project, Inc. *	157,289	1,785,230
Urban Outfitters, Inc. *	226,301	5,320,336
Weyco Group, Inc.	18,895	414,556
Winmark Corp.	7,120	1,424,000
Zumiez, Inc. *	64,136	1,701,528
		278,308,768

Semiconductors & Semiconductor Equipment 3.1%
Advanced Energy Industries, Inc. *	122,119	7,263,028
Ambarella, Inc. *	100,217	5,957,901
Amkor Technology, Inc. *	338,099	3,528,063
Axcelis Technologies, Inc. *	104,647	2,510,482
Brooks Automation, Inc.	230,217	7,944,789
Cabot Microelectronics Corp.	92,572	12,893,428
CEVA, Inc. *	69,189	1,965,659
Cirrus Logic, Inc. *	184,271	12,648,361
Cohu, Inc.	131,044	2,682,471
Cree, Inc. *	342,567	15,323,022
Diodes, Inc. *	131,935	5,806,459
Enphase Energy, Inc. *	253,828	12,429,957
Entegris, Inc.	428,913	22,869,641
FormFactor, Inc. *	239,974	5,368,218
Ichor Holdings Ltd. *	72,414	2,094,213
Impinj, Inc. *	48,262	1,484,056
Inphi Corp. *	145,394	10,855,116
Kulicke & Soffa Industries, Inc.	200,580	4,579,241
Lattice Semiconductor Corp. *	424,620	7,621,929
MACOM Technology Solutions Holdings, Inc. *	146,658	3,706,048
MaxLinear, Inc., Class A *	206,824	3,197,499
MKS Instruments, Inc.	173,801	17,413,122
NeoPhotonics Corp. *	131,461	868,957
Onto Innovation, Inc. *	155,599	4,756,661
PDF Solutions, Inc. *	87,912	1,287,032
Photronics, Inc. *	212,345	2,643,695
Power Integrations, Inc.	93,680	8,154,844
Rambus, Inc. *	356,075	4,977,928
Semtech Corp. *	211,032	8,333,654
Silicon Laboratories, Inc. *	137,842	12,223,829
SMART Global Holdings, Inc. *	41,970	1,126,475
SolarEdge Technologies, Inc. *	154,961	19,326,736
SunPower Corp. *	278,700	2,388,459
Synaptics, Inc. *	106,716	7,048,592
Ultra Clean Holdings, Inc. *	126,580	2,646,788
Veeco Instruments, Inc. *	154,387	2,067,242
Xperi Corp.	156,248	2,685,903
		250,679,498

Software & Services 8.0%
2U, Inc. *	203,991	4,795,828
8x8, Inc. *	318,170	5,886,145
A10 Networks, Inc. *	178,099	1,195,044
ACI Worldwide, Inc. *	367,159	10,232,721
Agilysys, Inc. *	64,268	2,064,931
Alarm.com Holdings, Inc. *	115,751	5,584,986
Altair Engineering, Inc., Class A *	121,608	4,231,958
Appfolio, Inc., Class A *	46,041	5,661,662
Appian Corp. *(a)	108,649	4,796,853
Avalara, Inc. *	209,952	17,793,432
Avaya Holdings Corp. *	316,707	4,104,523
Benefitfocus, Inc. *	96,869	1,208,925

62
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Blackbaud, Inc.	156,291	10,596,530
Blackline, Inc. *	136,545	8,543,621
Bottomline Technologies (DE), Inc. *	121,751	5,391,134
Box, Inc., Class A *	478,600	8,016,550
CACI International, Inc., Class A *	79,649	19,515,598
Cardtronics plc, Class A *	114,287	4,145,190
Cass Information Systems, Inc.	37,856	1,777,339
Cerence, Inc. *	115,037	2,497,453
ChannelAdvisor Corp. *	85,696	815,826
Cloudera, Inc. *	783,666	6,974,627
Cloudflare, Inc., Class A *	118,130	2,516,169
CommVault Systems, Inc. *	134,677	5,616,031
Conduent, Inc. *	528,640	1,728,653
CoreLogic, Inc.	252,933	11,475,570
Cornerstone OnDemand, Inc. *	167,979	6,892,178
Crowdstrike Holdings, Inc., Class A *	65,873	3,928,666
CSG Systems International, Inc.	105,421	4,664,879
Datadog, Inc., Class A *	87,244	3,939,067
Digimarc Corp. *	39,617	792,340
Digital Turbine, Inc. *	200,970	1,231,946
Domo, Inc., Class B *	62,901	1,326,582
Dropbox, Inc., Class A *	686,511	13,428,155
Dynatrace, Inc. *	206,991	6,685,809
Ebix, Inc.	72,153	1,907,725
Endurance International Group Holdings, Inc. *	261,113	973,952
Envestnet, Inc. *	166,759	12,586,969
Everbridge, Inc. *	107,736	11,383,386
EVERTEC, Inc.	190,412	5,651,428
Evo Payments, Inc., Class A *	130,543	3,300,127
Exela Technologies, Inc. *	149,814	38,502
ExlService Holdings, Inc. *	108,760	8,118,934
FireEye, Inc. *	691,285	9,149,157
Five9, Inc. *	194,410	14,197,762
ForeScout Technologies, Inc. *	117,156	3,812,256
GreenSky, Inc., Class A *	132,555	1,057,789
GTT Communications, Inc. *(a)	98,066	1,484,719
GTY Technology Holdings, Inc. *(a)	111,258	598,568
Instructure, Inc. *	107,318	5,232,826
International Money Express, Inc. *	80,107	754,608
j2 Global, Inc.	147,574	12,887,637
KBR, Inc.	453,537	11,773,821
LivePerson, Inc. *	196,369	5,195,924
LiveRamp Holdings, Inc. *	216,206	7,662,341
LogMeIn, Inc.	155,175	13,226,341
Manhattan Associates, Inc. *	203,520	13,709,107
ManTech International Corp., Class A	85,296	6,388,670
MAXIMUS, Inc.	203,368	12,816,251
Medallia, Inc. *	52,482	1,302,078
MicroStrategy, Inc., Class A *	26,455	3,575,658
MobileIron, Inc. *	285,803	1,157,502
Model N, Inc. *	84,922	2,462,738
MoneyGram International, Inc. *(a)	120,398	260,060
MongoDB, Inc. *	111,269	16,968,523
New Relic, Inc. *	159,053	8,948,322
NIC, Inc.	211,845	3,874,645
Nutanix, Inc., Class A *	464,010	11,061,998
OneSpan, Inc. *	104,070	1,718,196
Pagerduty, Inc. *	28,618	589,531
Paylocity Holding Corp. *	114,005	14,765,928
Paysign, Inc. *(a)	83,717	672,248
Pegasystems, Inc.	121,292	10,976,926
Perficient, Inc. *	104,155	4,267,230
Perspecta, Inc.	437,246	10,918,033
Ping Identity Holding Corp. *	42,607	985,926
Pluralsight, Inc., Class A *	261,754	4,667,074
Progress Software Corp.	142,809	5,325,348
PROS Holdings, Inc. *	123,636	5,661,292
Security	Number of Shares	Value ($)
Q2 Holdings, Inc. *	139,322	10,500,699
QAD, Inc., Class A	38,082	1,867,922
Qualys, Inc. *	106,111	8,507,980
Rapid7, Inc. *	140,172	6,489,964
RealPage, Inc. *	253,289	16,235,825
SailPoint Technologies Holding, Inc. *	269,052	6,812,397
Science Applications International Corp.	155,864	12,489,382
Slack Technologies, Inc., Class A *	138,010	3,729,030
Smartsheet, Inc., Class A *	287,568	13,314,398
SolarWinds Corp. *	206,808	3,768,042
SPS Commerce, Inc. *	111,307	5,854,748
SVMK, Inc. *	286,078	5,215,202
Switch, Inc., Class A	177,492	2,545,235
Sykes Enterprises, Inc. *	123,543	3,913,842
TeleNav, Inc. *	114,270	681,621
Tenable Holdings, Inc. *	135,301	3,317,581
Teradata Corp. *	358,546	7,149,407
TiVo Corp.	399,649	3,025,343
TTEC Holdings, Inc.	55,922	2,093,161
Unisys Corp. *	163,175	2,534,108
Upland Software, Inc. *	66,120	2,572,729
Varonis Systems, Inc. *	97,241	7,800,673
Verint Systems, Inc. *	212,212	11,646,195
Verra Mobility Corp. *	415,955	6,299,639
VirnetX Holding Corp. *	194,417	1,090,679
Virtusa Corp. *	94,476	4,167,336
Workiva, Inc. *	121,300	5,184,362
Yext, Inc. *	299,668	4,542,967
Zoom Video Communications, Inc., Class A *	81,720	8,580,600
Zuora, Inc., Class A *	220,826	2,923,736
		648,979,780

Technology Hardware & Equipment 4.2%
3D Systems Corp. *	375,278	3,437,546
Acacia Communications, Inc. *	119,962	8,218,597
ADTRAN, Inc.	157,027	1,263,282
Anixter International, Inc. *	95,832	9,344,578
Applied Optoelectronics, Inc. *(a)	61,817	552,026
Arlo Technologies, Inc. *	236,131	774,510
Avid Technology, Inc. *	105,130	776,911
AVX Corp.	153,572	3,338,655
Badger Meter, Inc.	93,118	5,606,635
Belden, Inc.	123,365	4,925,964
Benchmark Electronics, Inc.	118,648	3,224,853
CalAmp Corp. *	109,882	1,057,065
Calix, Inc. *	151,847	1,366,623
Casa Systems, Inc. *	89,959	295,066
Ciena Corp. *	494,360	19,008,142
Coherent, Inc. *	76,814	9,886,730
CommScope Holding Co., Inc. *	618,737	6,812,294
Comtech Telecommunications Corp.	77,257	2,164,741
CTS Corp.	102,645	2,675,955
Daktronics, Inc.	117,673	578,951
Diebold Nixdorf, Inc. *	248,437	1,744,028
Dolby Laboratories, Inc., Class A	204,114	13,410,290
EchoStar Corp., Class A *	145,668	5,086,727
ePlus, Inc. *	43,282	3,279,044
Extreme Networks, Inc. *	386,984	1,946,529
Fabrinet *	118,988	6,558,619
FARO Technologies, Inc. *	54,866	3,140,530
Fitbit, Inc., Class A *	725,606	4,636,622
Harmonic, Inc. *	291,478	1,789,675
II-VI, Inc. *	279,188	8,289,092
Infinera Corp. *	497,206	3,381,001
Insight Enterprises, Inc. *	114,144	6,288,193
InterDigital, Inc.	98,548	5,212,204

63
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Itron, Inc. *	111,999	8,494,004
KEMET Corp.	183,948	4,797,364
Kimball Electronics, Inc. *	76,113	1,031,331
Knowles Corp. *	272,856	4,534,867
Littelfuse, Inc.	77,385	12,356,837
Lumentum Holdings, Inc. *	246,040	19,146,833
Methode Electronics, Inc.	117,277	3,595,713
MTS Systems Corp.	56,346	2,261,728
Napco Security Technologies, Inc. *	35,954	731,304
NCR Corp. *	408,293	10,288,984
NETGEAR, Inc. *	95,347	1,799,198
NetScout Systems, Inc. *	210,892	5,419,924
nLight, Inc. *	106,145	1,752,454
Novanta, Inc. *	111,643	9,959,672
OSI Systems, Inc. *	54,619	4,438,886
PC Connection, Inc.	35,091	1,427,151
Plantronics, Inc.	103,929	1,426,945
Plexus Corp. *	93,139	6,179,773
Pure Storage, Inc., Class A *	716,794	10,938,276
Ribbon Communications, Inc. *	180,351	582,534
Rogers Corp. *	58,891	6,831,356
Sanmina Corp. *	223,842	5,884,806
ScanSource, Inc. *	79,496	2,260,071
SYNNEX Corp.	130,572	16,325,417
Tech Data Corp. *	112,905	16,076,543
TTM Technologies, Inc. *	311,403	4,045,125
ViaSat, Inc. *	183,193	10,533,597
Viavi Solutions, Inc. *	730,180	9,631,074
Vishay Intertechnology, Inc.	422,094	7,893,158
		340,716,603

Telecommunication Services 0.7%
Anterix, Inc. *	36,594	1,714,429
ATN International, Inc.	34,304	1,848,986
Bandwidth, Inc., Class A *	51,732	3,253,425
Boingo Wireless, Inc. *	139,036	1,761,586
Cincinnati Bell, Inc. *	162,811	2,124,683
Cogent Communications Holdings, Inc.	132,709	9,689,084
Consolidated Communications Holdings, Inc.	227,431	1,414,621
Globalstar, Inc. *	2,036,755	831,811
Gogo, Inc. *(a)	172,006	620,942
Iridium Communications, Inc. *	309,062	8,366,308
ORBCOMM, Inc. *	251,499	832,462
Shenandoah Telecommunications Co.	148,391	6,593,012
Spok Holdings, Inc.	56,240	560,150
Telephone & Data Systems, Inc.	312,333	6,290,387
United States Cellular Corp. *	49,434	1,552,722
Vonage Holdings Corp. *	728,186	6,524,547
		53,979,155

Transportation 1.6%
Air Transport Services Group, Inc. *	190,385	3,407,891
Allegiant Travel Co.	42,086	5,704,336
ArcBest Corp.	80,420	1,593,120
Atlas Air Worldwide Holdings, Inc. *	81,415	2,175,409
Avis Budget Group, Inc. *	181,765	5,884,642
Daseke, Inc. *	187,819	619,803
Echo Global Logistics, Inc. *	85,971	1,586,165
Forward Air Corp.	90,083	5,315,798
Hawaiian Holdings, Inc.	149,453	3,120,579
Heartland Express, Inc.	150,045	2,687,306
Hertz Global Holdings, Inc. *	319,316	4,084,052
Hub Group, Inc., Class A *	106,802	4,937,456
Kirby Corp. *	191,286	12,194,482
Security	Number of Shares	Value ($)
Knight-Swift Transportation Holdings, Inc.	390,588	12,475,381
Landstar System, Inc.	125,933	12,715,455
Macquarie Infrastructure Corp.	247,771	9,725,012
Marten Transport Ltd.	122,796	2,399,434
Matson, Inc.	135,483	4,499,390
Ryder System, Inc.	169,758	6,457,594
Saia, Inc. *	82,729	7,223,069
Schneider National, Inc., Class B	107,730	1,929,444
SkyWest, Inc.	160,577	7,290,196
Spirit Airlines, Inc. *	218,348	6,212,001
Universal Logistics Holdings, Inc.	24,482	377,268
Werner Enterprises, Inc.	141,670	4,760,112
		129,375,395

Utilities 3.4%
ALLETE, Inc.	164,931	11,378,590
American States Water Co.	117,326	8,985,998
AquaVenture Holdings Ltd. *	62,500	1,690,000
Avista Corp.	212,367	10,013,104
Black Hills Corp.	196,131	14,160,658
California Water Service Group	153,347	7,354,522
Chesapeake Utilities Corp.	52,132	4,457,286
Clearway Energy, Inc., Class A	105,847	2,147,636
Clearway Energy, Inc., Class C	249,647	5,252,573
El Paso Electric Co.	129,841	8,812,309
Hawaiian Electric Industries, Inc.	347,247	14,876,062
IDACORP, Inc.	160,716	15,531,594
MDU Resources Group, Inc.	638,292	17,699,837
MGE Energy, Inc.	110,339	7,871,584
Middlesex Water Co.	55,254	3,285,955
New Jersey Resources Corp.	303,573	10,719,163
Northwest Natural Holding Co.	96,944	6,376,007
NorthWestern Corp.	160,646	11,299,840
ONE Gas, Inc.	168,129	13,810,116
Ormat Technologies, Inc.	162,677	11,335,333
Otter Tail Corp.	126,692	6,158,498
Pattern Energy Group, Inc., Class A	293,968	7,951,834
PNM Resources, Inc.	253,312	11,925,929
Portland General Electric Co.	284,690	15,489,983
SJW Group	82,269	5,033,217
South Jersey Industries, Inc.	293,730	7,945,397
Southwest Gas Holdings, Inc.	173,629	11,230,324
Spire, Inc.	162,141	12,168,682
Sunnova Energy International, Inc. *	42,198	730,025
TerraForm Power, Inc., Class A	252,235	4,739,496
Unitil Corp.	46,959	2,645,670
		273,077,222
Total Common Stock
(Cost $8,148,558,597)		8,092,680,769

Rights 0.0% of net assets

Materials 0.0%
A. Schulman, Inc. CVR *(b)	82,213	35,598

Media & Entertainment 0.0%
Media General, Inc. CVR *(b)	177,806	15,132
Total Rights
(Cost $35,598)		50,730

64
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Other Investment Companies 1.4% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.53% (c)	8,231,594	8,231,594

Securities Lending Collateral 1.3%
Wells Fargo Government Money Market Fund, Select Class 1.52% (c)	104,336,506	104,336,506
Total Other Investment Companies
(Cost $112,568,100)		112,568,100

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini expires 03/20/20	164	12,094,180	(1,612,608)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $100,833,148.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
65
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Portfolio Holdings as of February 29, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 0.3%
Harley-Davidson, Inc.	577,591	17,599,198
Thor Industries, Inc.	203,172	15,321,200
		32,920,398

Banks 2.4%
Bank of Hawaii Corp.	149,952	11,159,428
Bank OZK	446,233	11,329,856
Boston Private Financial Holdings, Inc.	308,245	3,006,930
Comerica, Inc.	550,894	28,999,060
Fifth Third Bancorp	2,695,446	65,768,882
Huntington Bancshares, Inc.	3,830,233	46,996,959
KeyCorp	3,699,426	60,485,615
Northwest Bancshares, Inc.	372,149	5,169,150
PacWest Bancorp	436,318	13,805,101
Umpqua Holdings Corp.	812,418	12,503,113
		259,224,094

Capital Goods 13.3%
3M Co.	2,122,408	316,748,170
Cummins, Inc.	582,103	88,066,363
Eaton Corp. plc	1,549,515	140,572,001
Emerson Electric Co.	2,269,295	145,484,502
Fastenal Co.	2,115,790	72,402,334
Illinois Tool Works, Inc.	1,086,000	182,209,080
Lockheed Martin Corp.	916,808	339,099,775
MSC Industrial Direct Co., Inc., Class A	166,290	10,280,048
Rockwell Automation, Inc.	431,688	79,214,748
Snap-on, Inc.	203,637	29,476,456
Watsco, Inc.	120,522	18,919,543
		1,422,473,020

Commercial & Professional Services 0.1%
Ennis, Inc.	95,956	1,928,716
Steelcase, Inc., Class A	326,163	5,290,364
		7,219,080

Consumer Durables & Apparel 1.1%
Garmin Ltd.	533,360	47,143,690
Hasbro, Inc.	464,887	35,912,521
Leggett & Platt, Inc.	484,431	19,212,534
Polaris, Inc.	211,842	17,483,320
		119,752,065

Consumer Services 0.7%
Cracker Barrel Old Country Store, Inc.	88,718	12,715,951
Darden Restaurants, Inc.	453,312	44,197,920
Wyndham Destinations, Inc.	339,896	13,561,850
		70,475,721

Security	Number of Shares	Value ($)
Diversified Financials 4.4%
Ameriprise Financial, Inc.	482,803	68,220,064
BlackRock, Inc.	433,393	200,665,293
Cohen & Steers, Inc.	79,813	5,000,284
Eaton Vance Corp.	416,620	17,189,741
Evercore, Inc., Class A	147,346	9,816,191
Federated Hermes, Inc.,	355,279	10,249,799
Franklin Resources, Inc.	1,042,069	22,675,421
Janus Henderson Group plc	587,155	12,447,686
Lazard Ltd., Class A	415,946	14,899,186
T. Rowe Price Group, Inc.	869,062	102,558,007
Waddell & Reed Financial, Inc., Class A	268,405	3,693,253
		467,414,925

Energy 5.6%
Exxon Mobil Corp.	7,729,322	397,596,324
ONEOK, Inc.	1,523,587	101,653,725
Valero Energy Corp.	1,528,889	101,288,896
		600,538,945

Food, Beverage & Tobacco 14.8%
Altria Group, Inc.	6,892,128	278,235,207
B&G Foods, Inc. (a)	240,107	3,553,583
Flowers Foods, Inc.	709,843	15,282,920
General Mills, Inc.	2,226,439	109,095,511
Kellogg Co.	917,964	55,509,283
PepsiCo, Inc.	3,887,796	513,305,706
The Coca-Cola Co.	9,879,838	528,472,535
The Hershey Co.	549,589	79,135,320
		1,582,590,065

Health Care Equipment & Services 3.2%
Cardinal Health, Inc.	1,099,669	57,314,748
CVS Health Corp.	4,798,161	283,955,168
National HealthCare Corp.	42,194	3,131,217
		344,401,133

Household & Personal Products 6.8%
Kimberly-Clark Corp.	1,269,921	166,600,936
Nu Skin Enterprises, Inc., Class A	204,073	5,003,870
The Clorox Co.	463,947	73,962,431
The Procter & Gamble Co.	4,275,791	484,147,815
		729,715,052

Insurance 2.2%
Assurant, Inc.	225,670	27,213,545
Fidelity National Financial, Inc.	1,013,251	39,273,609
Mercury General Corp.	99,670	4,316,708
Principal Financial Group, Inc.	956,595	42,463,252
Prudential Financial, Inc.	1,483,103	111,900,121
Safety Insurance Group, Inc.	53,567	4,217,866
		229,385,101

66
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Portfolio Holdings as of February 29, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Materials 1.6%
Eastman Chemical Co.	505,214	31,075,713
Huntsman Corp.	753,678	14,274,661
International Paper Co.	1,450,151	53,597,581
Packaging Corp. of America	349,079	31,633,539
Schweitzer-Mauduit International, Inc.	113,470	3,826,208
Sonoco Products Co.	368,847	17,782,114
Steel Dynamics, Inc.	811,480	21,609,713
		173,799,529

Media & Entertainment 0.5%
Omnicom Group, Inc.	802,990	55,631,147

Pharmaceuticals, Biotechnology & Life Sciences 9.1%
Bristol-Myers Squibb Co.	8,540,672	504,412,088
Pfizer, Inc.	13,946,177	466,081,236
		970,493,324

Retailing 8.8%
American Eagle Outfitters, Inc.	588,390	7,578,463
Best Buy Co., Inc.	855,793	64,740,740
Foot Locker, Inc.	404,789	14,673,601
Genuine Parts Co.	539,173	47,037,453
Macy's, Inc.	1,138,679	15,064,723
Nordstrom, Inc.	394,431	13,686,756
Target Corp.	1,885,001	194,155,103
The Buckle, Inc.	104,860	2,372,982
The Gap, Inc.	790,920	11,333,884
The Home Depot, Inc.	2,514,205	547,694,417
Williams-Sonoma, Inc.	288,165	17,978,614
		936,316,736

Semiconductors & Semiconductor Equipment 13.0%
Intel Corp.	9,339,734	518,542,032
KLA Corp.	587,530	90,309,236
Maxim Integrated Products, Inc.	1,001,401	55,697,924
QUALCOMM, Inc.	4,212,713	329,855,428
Texas Instruments, Inc.	3,444,439	393,148,267
		1,387,552,887

Software & Services 4.8%
International Business Machines Corp.	3,268,335	425,373,801
Paychex, Inc.	1,179,913	91,419,659
		516,793,460

Technology Hardware & Equipment 0.0%
AVX Corp.	173,811	3,778,651

Telecommunication Services 4.4%
Verizon Communications, Inc.	8,726,534	472,629,081

Transportation 2.5%
C.H. Robinson Worldwide, Inc.	499,288	34,400,943
United Parcel Service, Inc., Class B	2,576,425	233,140,698
		267,541,641
Total Common Stock
(Cost $10,450,877,111)		10,650,646,055

Security	Number of Shares	Value ($)
Other Investment Company 0.1% of net assets

Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 1.52% (b)	2,994,250	2,994,250
Total Other Investment Company
(Cost $2,994,250)		2,994,250

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 03/20/20	249	36,741,195	(4,636,614)
(a)	All or a portion of this security is on loan. Securities on loan were valued at $3,004,400.
(b)	The rate shown is the 7-day yield.

67
Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jonathan de St. Paer and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a) (1) Code of ethics – not applicable to this semi-annual report.

     (2) Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

     (3) Not applicable.

(b)  A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached.  This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Schwab Strategic Trust

By:      _/s/ Jonathan de St. Paer____

Jonathan de St. Paer

Chief Executive Officer

Date    _April 16, 2020_____

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    _ /s/ Jonathan de St. Paer_____

Jonathan de St. Paer

Chief Executive Officer

Date: _April 16, 2020     _____

By:     /s/ Mark Fischer_____

Mark Fischer

Chief Financial Officer

Date:   _April 16, 2020 _____